UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05028

PIMCO Funds

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

John P. Hardaway

Treasurer

PIMCO Funds

840 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (866) 746-2606

Date of fiscal year end: March 31

Date of reporting period: April 1, 2006 - June 30, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5(§§ 239.24 and 274.9 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making rules.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

PIMCO Funds
-All Asset All Authority Fund	-Municipal Bond Fund

-All Asset Fund	-New York Municipal Bond Fund

-California Intermediate Municipal Bond Fund	-Real Return Asset Fund

-CommodityRealReturn Strategy Fund®	-Real Return Fund

-Convertible Fund	-RealEstateRealReturn Strategy Fund

-Developing Local Markets Fund	-Short Duration Municipal Income Fund

-Diversified Income Fund	-Short-Term Fund

-Emerging Markets Bond Fund	-Small Cap StocksPLUS® TR Fund

-European StocksPLUS® TR Strategy Fund	-StocksPLUS® Fund

-Far East (ex-Japan) StocksPLUS® TR Strategy Fund	-StocksPLUS® Total Return Fund

-Floating Income Fund	-StocksPLUS® TR Short Strategy Fund

-Foreign Bond Fund (Unhedged)	-Total Return Fund

-Foreign Bond Fund (U.S. Dollar-Hedged)	-Total Return Fund II

-Fundamental IndexPLUS™ Fund	-Total Return Fund III

-Fundamental IndexPLUS™ TR Fund	-Total Return Mortgage Fund

-Global Bond Fund (Unhedged)	-Asset-Backed Securities Portfolio

-Global Bond Fund (U.S. Dollar-Hedged)	-Developing Local Markets Portfolio

-GNMA Fund	-Emerging Markets Portfolio

-High Yield Fund	-High Yield Portfolio

-International StocksPLUS® TR Strategy Fund	-International Portfolio

-Investment Grade Corporate Bond Fund	-Investment Grade Corporate Portfolio

-Japanese StocksPLUS® TR Strategy Fund	-Mortgage Portfolio

-Long-Term U.S. Government Fund	-Municipal Sector Portfolio

-Low Duration Fund	-Real Return Portfolio

-Low Duration Fund II	-Short-Term Portfolio

-Low Duration Fund III	-Short-Term Portfolio II

-Moderate Duration Fund	-U.S. Government Sector Portfolio

-Money Market Fund

Schedule of Investments

All Asset All Authority Fund (a)

June 30, 2006 (Unaudited)

	Shares	Value (000s)
PIMCO FUNDS (b) 125.2%
CommodityRealReturn Strategy Fund®	1,168,426	$17,176
Convertible Fund	36,263	453
Developing Local Markets Fund	6,372,079	66,461
Diversified Income Fund	462,315	4,974
Emerging Markets Bond Fund	3,421,020	36,844
European StocksPLUS® TR Strategy Fund	1,677,358	18,099
Far East (ex-Japan) StocksPLUS® TR Strategy Fund	2,862,249	33,546
Floating Income Fund	5,248,993	54,327
Fundamental IndexPLUS™ TR Fund	1,923,960	19,278
Global Bond Fund (Unhedged)	23,646	230
High Yield Fund	1,585,366	15,093
Japanese StocksPLUS® TR Strategy Fund	5,797,953	68,706
Long-Term U.S. Government Fund	5,007,192	51,073
Low Duration Fund	60	1
Real Return Asset Fund	22,276,892	243,486
Real Return Fund	12,993,078	139,286
RealEstateRealReturn Strategy Fund	111,023	960
StocksPLUS® Total Return Fund	73	1
StocksPLUS® TR Short Strategy Fund	18,124,800	164,029
Total Return Fund	1,253,192	12,757
Total Return Mortgage Fund	16,261	168

Total PIMCO Funds (Cost $974,446)		946,948

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 0.2%
Repurchase Agreement 0.2%
State Street Bank
4.900% due 07/03/2006	$1,191	1,191
(Dated 06/30/2006. Collateralized by Fannie Mae 5.000% due 01/15/2007 valued at $1,218. Repurchase proceeds are $1,191.)

Total Short-Term Instruments (Cost $1,191)		1,191

Total Investments 125.4% (Cost $975,637)		$948,139
Other Assets and Liabilities (Net) (25.4%)		(191,847)

Net Assets 100.0%		$756,292

Notes to Schedule of Investments:

(a) The All Asset All Authority Fund is investing in shares of affiliated Funds.

(b) Institutional Class Shares of each PIMCO Fund.

See accompanying notes

Schedule of Investments

All Asset Fund (a)

June 30, 2006 (Unaudited)

	Shares	Value (000s)
PIMCO FUNDS (b) 99.7%
CommodityRealReturn Strategy Fund®	22,475,637	$330,392
Convertible Fund	3,504,445	43,770
Developing Local Markets Fund	93,192,577	971,999
Diversified Income Fund	4,317,608	46,457
Emerging Markets Bond Fund	59,836,868	644,443
Floating Income Fund	89,533,103	926,668
Foreign Bond Fund (Unhedged)	3,669,166	37,425
Fundamental IndexPLUS™ Fund	8,441,963	86,530
Fundamental IndexPLUS™ TR Fund	24,915,633	249,655
GNMA Fund	7,563,124	81,077
High Yield Fund	43,131,306	410,610
International StocksPLUS® TR Strategy Fund	58,699,653	684,438
Long-Term U.S. Government Fund	81,758,901	833,941
Low Duration Fund	9,398,362	92,386
Real Return Asset Fund	292,528,828	3,197,340
Real Return Fund	190,416,682	2,041,267
RealEstateRealReturn Strategy Fund	7,207,028	62,341
Short-Term Fund	16,703	166
StocksPLUS® Fund	727,508	7,362
StocksPLUS® Total Return Fund	4,530,055	51,235
Total Return Fund	45,752,716	465,763
Total Return Mortgage Fund	14,471,864	149,639

Total PIMCO Funds (Cost $11,686,203)		11,414,904

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 0.3%
Tri-Party Repurchase Agreement 0.3%
State Street Bank
4.900% due 07/03/2006	$34,686	34,686
(Dated 06/30/2006. Collateralized by U.S. Treasury Bonds 8.750% due 05/15/2017 valued at $35,386. Repurchase proceeds are $34,700.)

Total Short-Term Instruments (Cost $34,686)		34,686

Total Investments 100.0% (Cost $11,720,889)		$11,449,590
Other Assets and Liabilities (Net) (0.0%)		(3,172)

Net Assets 100.0%		$11,446,418

Notes to Schedule of Investments:

(a) The All Asset Fund is investing in shares of affiliated Funds.

(b) Institutional Class Shares of each PIMCO Fund.

See accompanying notes

Schedule of Investments

California Intermediate Municipal Bond Fund

June 30, 2006 (Unaudited)

	Principal Amount (000s)	Value (000s)
MUNICIPAL BONDS & NOTES 97.4%
California 82.6%
Alameda, California Revenue Notes, Series 1998
5.500% due 09/02/2012	$1,180	$1,205
Antioch, California Public Financing Authority Revenue Notes, Series 1998
5.500% due 09/02/2008	465	477
Banning, California Unified School District General Obligation Notes, (FSA Insured), Series 2003
4.000% due 08/01/2012	225	226
Burbank, California Community Facilities District Special Tax Revenue Notes, Series 2006
4.000% due 12/01/2009	100	99
California Educational Facilities Authority Revenue Bonds, Series 2006
5.000% due 11/01/2014	750	783
California Pollution Control Financing Authority Revenue Bonds, Series 2002
3.125% due 01/01/2022	2,000	1,981
California State Association of Bay Area Governments Financing Authority for Non-Profit Corporations Revenue Notes, (California Mortgage Insured), Series 2001
5.250% due 04/01/2026	2,000	2,052
California State Association of Bay Area Governments Financing Authority for Non-Profit Corporations Revenue Notes, Series 2003
5.200% due 11/15/2022	2,000	2,052
California State Coast Community College District General Obligation Notes, (MBIA Insured), Series 2003
5.000% due 08/01/2018	1,000	1,055
California State Department of Water Resources Revenue Bonds, Series 2005
4.000% due 05/01/2022	200	200
California State Department of Water Resources Revenue Notes, Series 1997
5.000% due 12/01/2022	125	128
California State Educational Facilities Authority Revenue Notes, Series 2005
5.000% due 10/01/2012	540	562
5.000% due 10/01/2013	570	593
California State Educational Facilities Authority Revenue Notes, (MBIA Insured), Series 2001
0.000% due 10/01/2014	500	351
California State Educational Facilities Authority Revenue Notes, Series 1997
5.700% due 10/01/2015	135	141
California State Encinitas Union School District General Obligation Notes, (MBIA Insured), Series 1996
0.000% due 08/01/2018	1,500	849
California State General Obligation Unlimited Bonds, Series 2000
5.700% due 12/01/2032	160	162
California State Health Facilities Financing Revenue Notes, (California Mortgage Insured), Series 2000
5.000% due 09/01/2010	350	361
California State Health Facilities Financing Revenue Notes, Series 2005
5.000% due 07/01/2010	500	514
California State Housing Finance Agency Revenue Notes, (AMBAC FHA Insured), Series 1996
5.950% due 02/01/2011	35	36
California State Infrastructure & Economic Development Bank Revenue Notes, Series 2005
5.000% due 07/01/2012	375	394
5.000% due 03/01/2013	1,000	1,052
California State Statewide Communities Development Authority Revenue Bonds, Series 2002
5.500% due 08/15/2034	1,000	1,046
6.750% due 07/01/2032 (e)	1,300	1,403
California State Statewide Communities Development Authority Revenue Bonds, Series 2004
3.450% due 04/01/2035	3,400	3,307
California State Statewide Communities Development Authority Revenue Bonds, Series 2005
5.000% due 07/01/2013	850	881
California State Statewide Communities Development Authority Revenue Notes, (California Mortgage Insured), Series 2001
5.000% due 10/01/2018	2,000	2,056
California State Statewide Communities Development Authority Revenue Notes, Series 1998
5.100% due 05/15/2025	2,000	2,041
5.250% due 05/15/2025	1,000	1,022
California State Statewide Financing Authority Revenue Notes, Series 2002
4.600% due 05/01/2012	1,030	1,046
California State Tobacco Securitization Agency Revenue Bonds, Series 2002
0.000% due 06/01/2028	4,500	3,601
6.125% due 06/01/2043	1,000	1,048
California Statewide Communities Development Authority Revenue Bonds, (XLCA Insured), Series 2006
4.100% due 04/01/2028	1,000	995
Campbell, California Redevelopment Agency Tax Allocation Notes, Series 2002
4.700% due 10/01/2011	505	505
Capistrano, California Unified School District Community Facilities District No 87-1 Special Tax Bonds, (AMBAC Insured), Series 2006
5.000% due 09/01/2014	730	775
Capistrano, California Unified School District Special Tax Notes, Series 1997
7.100% due 09/01/2021	1,785	1,874
Capistrano, California Unified School District Special Tax Notes, Series 1999
5.700% due 09/01/2020	1,500	1,606
Capistrano, California Unified School District Special Tax Notes, Series 2003
5.250% due 09/01/2016	700	702
5.375% due 09/01/2017	800	806
Chico, California Public Financing Authority Revenue Notes, (FSA Insured), Series 1996
5.200% due 04/01/2011	485	494
Chula Vista, California Special Tax Notes, Series 2000
6.350% due 09/01/2017	230	246
6.400% due 09/01/2018	120	129
Contra Costa County, California Public Financing Authority Tax Allocation Bonds, Series 2003
5.625% due 08/01/2033	2,000	2,044
Corona, California Community Facilities District Special Tax Notes, Series 1998
5.875% due 09/01/2023	1,000	1,023
County of Jefferson AR Revenue Bonds, Series 2006
4.600% due 10/01/2017	1,000	987
Desert Sands, California Unified School District General Obligation Unlimited Bonds, (AMBAC Insured), Series 2006
0.000% due 06/01/2014	3,000	2,120
El Monte, California City School District General Obligation Notes, (FGIC Insured), Series 2005
0.000% due 05/01/2012	1,555	1,217
El Monte, California Union High School District General Obligation Unlimited Bonds, (FGIC Insured), Series 2006
0.000% due 06/01/2013	1,195	887
Fullerton, California Public Financing Authority Tax Allocation Revenue Notes, (AMBAC Insured), Series 2005
5.000% due 09/01/2012	600	634
Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
5.000% due 06/01/2021	3,875	3,894
5.625% due 06/01/2038	5,000	5,467
Lancaster, California Financing Authority Tax Allocation Revenue Notes, (MBIA Insured), Series 2003
5.250% due 02/01/2015	1,150	1,232
Los Altos, California School District General Obligation Notes, Series 2001
5.000% due 08/01/2016	200	211
Los Angeles County Metropolitan Transportation Authority Revenue Bonds, (MBIA Insured), Series 2004
5.000% due 07/01/2011	2,525	2,654
Los Angeles County, California Department of Water & Power Revenue Bonds, (MBIA Insured), Series 2001
5.250% due 07/01/2013	1,500	1,585
Los Angeles County, California Department of Water & Power Revenue Notes, Series 2003
5.000% due 08/01/2011	110	116
Los Angeles County, California Sanitation Districts Financing Authority Revenue Notes, (FSA Insured), Series 2003
5.000% due 10/01/2013	3,500	3,711
Los Angeles County, California State Building Authority Revenue Notes, Series 1999
4.600% due 10/01/2007	150	151
Los Angeles County, California Unified School District General Obligation Notes, (FGIC Insured), Series 2006
5.000% due 07/01/2012	3,000	3,171
Los Angeles County, California Unified School District General Obligation Notes, (FSA Insured), Series 2003
5.000% due 07/01/2016	2,285	2,393
Los Angeles County, California Unified School District General Obligation Notes, (MBIA Insured), Series 1999
4.750% due 07/01/2010	30	31
Lucia Mar, California Unified School District General Obligation Notes, (FSA Insured), Series 2002
5.000% due 08/01/2022	1,215	1,254
Madera, California Unified School District General Obligation Notes, (FGIC Insured), Series 2005
5.000% due 08/01/2013	1,180	1,254
Metropolitan Water District of Southern California General Obligation Notes, Series 1993
7.250% due 03/01/2007	150	153
Milpitas, California Redevelopment Agency Tax Allocation Notes, (MBIA Insured), Series 2003
5.000% due 09/01/2012	1,185	1,252
Modesto, California Wastewater Revenue Notes, (FSA Insured), Series 2005
5.000% due 11/01/2015	1,270	1,347
Murrieta Valley, California Unified School District Special Tax Bonds, Series 2001
6.350% due 09/01/2025	580	592
6.400% due 09/01/2031	700	714
Oak Grove, California School District General Obligation Notes, (MBIA Insured), Series 2005
5.250% due 08/01/2013	540	582
Oakland, California Redevelopment Agency Tax Allocation Notes, (FGIC Insured), Series 2003
5.500% due 09/01/2015	2,250	2,426
Orange County, California Community Facilities District Special Tax Notes, Series 2000
5.600% due 08/15/2011	455	471
5.700% due 08/15/2012	485	503
5.800% due 08/15/2013	600	624
6.200% due 08/15/2018	1,025	1,074
Orange County, California Local Transportation Authority Revenue Notes, (AMBAC-TCRS Insured), Series 1992
6.200% due 02/14/2011	3,250	3,527
Pomona, California Public Financing Authority Revenue Notes, (AMBAC Insured), Series 2003
5.000% due 02/01/2011	1,635	1,712
Poway, California Unified School District Special Tax Notes, Series 2005
5.125% due 09/01/2028	1,000	994
Riverside County, California Asset Leasing Corporation Revenue Notes, (MBIA Insured), Series 2000
5.200% due 11/01/2010	250	263
Sacramento, California Municipal Utility District Revenue Bonds, Series 1983
9.000% due 04/01/2013	755	884
Sacramento, California Municipal Utility District Revenue Notes, (MBIA Insured), Series 2006
5.000% due 07/01/2014	1,000	1,064
San Diego County, California Certificate of Participation Notes, Series 2006
5.000% due 09/01/2013	1,340	1,385
San Diego County, California Water District Revenue Notes, (FGIC Insured), Series 2004
5.000% due 10/01/2012	615	652
San Francisco, California City & County Airport Commission Revenue Notes, (FSA Insured), Series 1998
5.500% due 05/01/2015	300	310
San Francisco, California City & County Unified School District General Obligation Notes, (FSA Insured), Series 2005
5.000% due 06/15/2015	1,100	1,163
San Joaquin, California Delta Community College District General Obligation Unlimited Bonds, Series 2006
0.000% due 08/01/2014	1,000	702
San Jose, California Multifamily Housing Revenue Bonds, Series 1999
4.950% due 06/01/2039	945	966
San Jose, California Redevelopment Agency Tax Allocation Notes, (MBIA Insured), Series 1993
6.000% due 08/01/2010	600	647
San Jose, California Redevelopment Agency Tax Allocation Notes, (MBIA Insured), Series 2002
5.000% due 08/01/2022	2,000	2,048
San Jose, California Redevelopment Agency Tax Allocation Notes, (MBIA Insured), Series 2005
5.000% due 08/01/2017	1,000	1,047
San Pablo, California Redevelopment Agency Revenue Bonds, Series 1979
8.000% due 10/01/2011	90	98
San Ramon Valley, California Unified School District General Obligation Notes, (FGIC Insured), Series 1998
0.000% due 07/01/2018	6,500	3,716
Santa Margarita/Dana Point, California Authority Revenue Notes, (MBIA Insured), Series 1994
7.250% due 08/01/2006	150	150
South Orange County, California Public Financing Authority Special Tax Notes, (AMBAC Insured), Series 2005
5.000% due 08/15/2013	1,800	1,907
South San Francisco, California School District Revenue Notes, (MBIA Insured), Series 2006
5.000% due 09/15/2014	500	532
South Tahoe, California Joint Powers Financing Authority Revenue Bonds, Series 2003
5.125% due 10/01/2009	500	501
Southeast California State Resource Recovery Facilities Authority Revenue Notes, (AMBAC Insured), Series 2003
5.000% due 12/01/2011	2,125	2,229
Stockton, California Certificates of Participation Notes, Series 1999
4.750% due 08/01/2006	120	120
Sulphur Springs, California Union School District General Obligation Notes, (MBIA Insured), Series 1991
0.000% due 09/01/2009	1,485	1,313
University of California Revenue Notes, (FSA Insured), Series 2005
5.000% due 05/15/2016	3,240	3,399

		117,959

Louisiana 0.7%
Louisiana State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
5.875% due 05/15/2039	1,000	1,048

Michigan 0.3%
Michigan State Solid Waste Disposal Revenue Notes, Series 2004
4.500% due 12/01/2013	500	492

New Jersey 0.3%
New Jersey State Economic Development Authority Revenue Notes, Series 1998
6.800% due 04/01/2018	245	277
New Jersey State Tobacco Settlement Financing Corporations Revenue Notes, Series 2003
6.125% due 06/01/2024	150	161

		438

New York 0.7%
New York City, New York Industrial Development Agency Revenue Notes, Series 2005
5.500% due 01/01/2016	1,000	1,060

Puerto Rico 8.4%
Commonwealth of Puerto Rico General Obligation Notes, (FGIC Insured), Series 2003
5.500% due 07/01/2012	1,000	1,079
Commonwealth of Puerto Rico Highway & Transportation Authority Revenue Notes, (FGIC Insured), Series 2003
5.500% due 07/01/2013	250	271
Commonwealth of Puerto Rico Highway & Transportation Authority Revenue Notes, (FSA Insured), Series 2003
5.000% due 07/01/2026	1,175	1,220
Commonwealth of Puerto Rico Infrastructure Financing Authority Revenue Notes, (AMBAC Insured), Series 1998
5.250% due 07/01/2010	150	156
Government Development Bank for Puerto Rico Revenue Bonds, Series 2006
5.000% due 12/01/2014	2,500	2,579
Puerto Rico Children’s Trust Fund Revenue Notes, Series 2002
5.000% due 05/15/2009	1,000	1,022
Puerto Rico Public Buildings Authority Revenue Notes, (Commonwealth Insured), Series 2004
5.000% due 07/01/2028	2,150	2,199
Puerto Rico Public Finance Corporations Revenue Notes, Series 2004
5.750% due 08/01/2027	3,250	3,438

		11,964

Texas 0.2%
Arlington, Texas Independent School District General Obligation Notes, (PSF-GTD Insured), Series 2000
5.760% due 02/15/2024	250	258

Virgin Islands 4.2%
Virgin Islands Public Finance Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	1,250	1,354

Virgin Islands Public Finance Authority Revenue Notes, Series 1998
5.500% due 10/01/2007	1,500	1,525
5.500% due 10/01/2008	3,000	3,080

		5,959

Total Municipal Bonds & Notes (Cost $138,622)		139,178

SHORT-TERM INSTRUMENTS 1.4%
Repurchase Agreement 1.2%
State Street Bank
4.900% due 07/03/2006	1,678	1,678
(Dated 06/30/2006. Collateralized by Federal Home Loan Bank 3.375% due 02/23/2007 valued at $1,712. Repurchase proceeds are $1,679.)

U.S. Treasury Bills 0.2%
4.752% due 08/31/2006-09/14/2006 (a)(b)	280	277

Total Short-Term Instruments (Cost $1,955)		1,955

Total Investments 98.8% (Cost $140,577)		$141,133
Written Options (d) (0.0%) (Premiums $24)		(17)
Other Assets and Liabilities (Net) 1.2%		1,740

Net Assets 100.0%		$142,856

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(b) Securities with an aggregate market value of $277 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	100	$(220)
90-Day Eurodollar December Futures	Long	12/2007	25	(28)
90-Day Eurodollar June Futures	Long	06/2007	25	(30)
90-Day Eurodollar March Futures	Long	03/2008	25	(27)
90-Day Eurodollar September Futures	Long	09/2007	25	(29)
U.S. Treasury 30-Year Bond September Futures	Short	09/2006	25	22
U.S. Treasury 5-Year Note September Futures	Long	09/2006	58	(39)

				$(351)

(c) Swap agreements outstanding on June 30, 2006:

Total Return Swaps - Short Position

Counterparty	Receive*	Pay*	Expiration Date	Notional Amount	Unrealized Appreciation
Citibank N.A.	Base Index less Reference Index when Base Index is greater than Reference Index, else zero	Reference Index less Base Index when Base Index is less than Reference Index, else zero	08/16/2006	$10,000	$19

* Base Index of 4.700% and Reference Index of the Municipal Market Data General Obligation, 2016, AAA Index at expiration date.

(d) Written options outstanding on June 30, 2006:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$108.000	08/25/2006	100	$5	$3
Put - CBOT U.S. Treasury 10-Year Note September Futures	103.000	08/25/2006	100	19	14

				$24	$17

(e) Restricted security as of June 30, 2006:

Issuer Description	Coupon Rate	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as a Percentage of Net Assets
California State Statewide Communities Development Authority Revenue Bonds, Series 2002	6.750%	07/01/2032	02/07/2002	$1,300	$1,403	0.98%

See accompanying notes

Schedule of Investments

CommodityRealReturn Strategy Fund®

June	30, 2006 (Unaudited)

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES (k) 2.2%
Banking & Finance 1.5%
Atlantic & Western Re Ltd.
10.990% due 01/09/2007		$29,300	$28,851
11.240% due 01/09/2009		18,000	16,958
BAE Systems Holdings, Inc.
5.570% due 08/15/2008		3,700	3,708
CIT Group, Inc.
5.000% due 11/24/2008		24,000	23,685
Citigroup, Inc.
5.166% due 01/30/2009		11,200	11,205
Ford Motor Credit Co.
6.374% due 03/21/2007		11,100	11,062
6.320% due 09/28/2007		1,200	1,175
5.800% due 01/12/2009		5,400	4,936
5.700% due 01/15/2010		800	701
General Electric Capital Corp.
5.340% due 12/12/2008		10,200	10,209
Kamp Re 2005 Ltd.
10.040% due 12/14/2007 (b)		5,000	3
Mirage Resorts, Inc.
7.250% due 10/15/2006		1,000	1,009
Phoenix Quake Wind II Ltd.
8.490% due 07/03/2008		240	218
Phoenix Quake Wind Ltd.
7.440% due 07/03/2008		2,000	2,021
Pylon Ltd.
4.463% due 12/18/2008	EUR	2,600	3,367
6.863% due 12/22/2008		4,300	5,553
Rabobank Nederland
5.088% due 01/15/2009		$9,200	9,204
Travelers Property Casualty Corp.
3.750% due 03/15/2008		100	97
Vita Capital Ltd.
6.340% due 01/01/2007		6,200	6,221
6.390% due 01/01/2010		5,500	5,326
Wachovia Bank N.A.
5.308% due 12/02/2010		27,200	27,223

			172,732

Industrials 0.7%
Browning-Ferris Industries, Inc.
6.375% due 01/15/2008		2,050	2,050
Caesars Entertainment, Inc.
8.500% due 11/15/2006		3,300	3,330
8.875% due 09/15/2008		8,300	8,736
CSC Holdings, Inc.
7.875% due 12/15/2007		7,600	7,714
7.250% due 07/15/2008		1,400	1,409
EchoStar DBS Corp.
5.750% due 10/01/2008		2,800	2,744
El Paso Corp.
7.625% due 08/16/2007		1,700	1,725
6.950% due 12/15/2007		1,000	1,007
7.625% due 09/01/2008		1,300	1,323
HCA, Inc.
7.250% due 05/20/2008		3,200	3,258
Host Marriott LP
9.500% due 01/15/2007		3,800	3,914
9.250% due 10/01/2007		1,300	1,347
Mandalay Resort Group
9.500% due 08/01/2008		1,100	1,169
Pemex Project Funding Master Trust
7.375% due 12/15/2014		250	259
9.250% due 03/30/2018		8,300	9,649
8.625% due 02/01/2022		200	224
Reynolds American, Inc.
6.500% due 06/01/2007		1,300	1,302
Royal Caribbean Cruises Ltd.
7.250% due 08/15/2006		5,000	5,030
7.000% due 10/15/2007		1,900	1,927
Starwood Hotels & Resorts Worldwide, Inc.
7.375% due 05/01/2007		3,500	3,539
Williams Cos., Inc.
6.375% due 10/01/2010		20,000	19,600

			81,256

Utilities 0.0%
Cleveland Electric Illuminating Co.
6.860% due 10/01/2008		100	102
Embarq Corp.
7.082% due 06/01/2016		4,200	4,184

			4,286

Total Corporate Bonds & Notes (Cost $265,453)			258,274

MUNICIPAL BONDS & NOTES 0.2%
Badger, Wisconsin Tobacco Asset Securitization Corporations Revenue Notes, Series 2002
6.375% due 06/01/2032		1,200	1,287
California State Tobacco Securitization Agency Revenue Notes, Series 2002
5.625% due 06/01/2023		1,375	1,386
Chicago, Illinois General Obligation Revenue Notes, (FSA Insured), Series 2006
4.750% due 01/01/2030		1,270	1,222
4.750% due 01/01/2036		730	676
Kansas City, Kansas Turnpike Authority Revenue Notes, (AMBAC Insured), Series 2003
5.000% due 09/01/2013		1,600	1,689
Louisiana State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
5.875% due 05/15/2039		1,140	1,195
New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.125% due 06/01/2042		445	471
New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2003
6.750% due 06/01/2039		2,300	2,558
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
3.500% due 06/15/2038		1,270	1,178
Rhode Island State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.125% due 06/01/2032		1,200	1,254
South Carolina State Tobacco Settlement Revenue Management Authority Revenue Notes, Series 2001
6.375% due 05/15/2028		1,000	1,067
Washington State Tobacco Settlement Authority Revenue Notes, Series 2002
6.500% due 06/01/2026		3,205	3,488

Total Municipal Bonds & Notes (Cost $15,738)			17,471

STRUCTURED NOTES 35.7%
ABN AMRO BANK NV: DJAIG Commodity Linked Index Total Return Index
4.845% due 05/14/2007		102,500	115,384
AIG - FP: DJAIG Commodity Linked Index Total Return Index
4.850% due 02/28/2007		103,000	121,374
AIG - M Financial: DJAIG Commodity Linked Index Total Return Index
1.000% due 12/20/2006		150,000	170,671
Bank of America N.A.: DJAIG Commodity Linked Index Total Return Index
4.983% due 06/08/2007		247,000	237,496
Barclays Bank PLC: DJAIG Commodity Linked Index Total Return Index
4.794% due 03/22/2007		20,000	22,013
5.234% due 05/04/2007		100,000	116,846
4.900% due 05/07/2007		150,000	173,655
Bear Stearns Co., Inc.: DJAIG Commodity Linked Index Total Return Index
5.209% due 06/11/2007		197,000	182,323
5.370% due 06/11/2007		50,000	46,275
Calyon Financial Products (Guernsey) Ltd.: DJAIG Commodity Linked Index Total Return Index
0.000% due 07/16/2007		117,000	121,166
CDC IXIS: DJAIG Commodity Linked Index Total Return Index
5.252% due 04/09/2007		98,000	113,264
4.602% due 04/30/2007		100,000	125,034
Commonwealth Bank of Australia: DJAIG Commodity Linked Index Total Return Index
0.000% due 06/21/2007		184,000	208,326
Credit Suisse First Boston New York: DJAIG Commodity Linked Index Total Return Index
0.000% due 11/20/2006		196,000	220,473
4.676% due 05/07/2007		50,000	60,316
Eksportfinans ASA: DJAIG Commodity Linked Index Total Return Index
0.000% due 05/18/2007		221,500	234,281
Goldman Sachs Group, Inc.: DJAIG Commodity Linked Index Total Return Index
0.000% due 05/29/2007		55,000	48,064
JP Morgan: DJAIG Commodity Linked Index Total Return Index
4.120% due 02/12/2007		100,000	104,947
4.679% due 04/30/2007		124,000	138,342
Landesbank Baden-Wurttenberg: DJAIG Commodity Linked Index Total Return Index
0.000% due 04/10/2007		247,000	228,631
Lehman Brothers, Inc.: DJAIG Commodity Linked Index Total Return Index
1.000% due 05/08/2007		100,000	119,459
Merrill Lynch & Co., Inc.: DJAIG Commodity Linked Index Total Return Index
4.737% due 03/19/2007		98,000	113,338
Morgan Stanley: DJAIG Commodity Linked Index Total Return Index
1.000% due 04/30/2007		98,000	112,715
4.729% due 05/01/2007		100,000	110,794
4.969% due 06/15/2007		149,000	129,930
RaboBank: DJAIG Commodity Linked Index Total Return Index
4.979% due 07/21/2007		231,000	261,682
Svensk Exportkredit AB: DJAIG Commodity Linked Index Total Return Index
0.000% due 03/30/2007		149,000	138,615
0.000% due 04/18/2007		98,000	114,025
Toronto Dominion LLC: DJAIG Commodity Linked Index Total Return Index
0.000% due 06/22/2007		232,000	238,728
UBS AG: DJAIG Commodity Linked Index Total Return Index
4.967% due 02/20/2007		97,000	103,256

Total Structured Notes (Cost $3,964,000)			4,231,423

U.S. GOVERNMENT AGENCIES 3.6%
Fannie Mae
4.655% due 04/01/2035		769	758
4.675% due 05/01/2035		1,627	1,589
5.000% due 07/01/2035 - 07/13/2036 (d)		31,330	29,315
5.211% due 09/01/2044 - 10/01/2044 (d)		10,108	10,154
5.452% due 03/25/2036		5,576	5,580
5.500% due 07/13/2036		373,000	358,313
5.950% due 02/25/2044		15,903	15,764

Total U.S. Government Agencies (Cost $424,420)			421,473

U.S. TREASURY OBLIGATIONS 100.6%
Treasury Inflation Protected Securities (c)
3.375% due 01/15/2007		766	768
3.625% due 01/15/2008		691,085	703,180
3.875% due 01/15/2009		400,741	415,205
4.250% due 01/15/2010		444,005	471,825
0.875% due 04/15/2010		1,082,040	1,021,048
3.500% due 01/15/2011		464,664	486,173
2.375% due 04/15/2011		313,774	312,635
3.375% due 01/15/2012		5,391	5,649
3.000% due 07/15/2012		1,080,195	1,112,687
1.875% due 07/15/2013		506,724	486,950
2.000% due 01/15/2014		849,876	820,595
2.000% due 07/15/2014		790,796	761,790
1.625% due 01/15/2015		349,248	325,688
1.875% due 07/15/2015		884,576	839,622
2.000% due 01/15/2016		362,799	346,572
2.375% due 01/15/2025		1,356,035	1,320,228
2.000% due 01/15/2026		361,073	330,692
3.625% due 04/15/2028		829,644	984,717
3.875% due 04/15/2029		590,985	731,437
3.375% due 04/15/2032		27,363	32,310
U.S. Treasury Bonds
8.875% due 08/15/2017		20,000	26,105
6.250% due 08/15/2023		3,000	3,310
6.625% due 02/15/2027		13,400	15,607
4.500% due 02/15/2036		3,900	3,498
U.S. Treasury Notes
3.875% due 09/15/2010		29,640	28,292
4.500% due 02/28/2011		45,400	44,283
4.875% due 04/30/2011		264,600	261,985
4.125% due 05/15/2015		6,900	6,409
4.500% due 11/15/2015		1,500	1,429

Total U.S. Treasury Obligations (Cost $12,134,922)			11,900,689

MORTGAGE-BACKED SECURITIES 0.7%
Citigroup Mortgage Loan Trust, Inc.
4.900% due 12/25/2035		3,050	3,029
Countrywide Home Loan Mortgage Pass-Through Trust
5.662% due 06/25/2035		9,537	9,533
GSR Mortgage Loan Trust
4.541% due 09/25/2035		27,684	26,951
Lehman XS Trust
5.402% due 06/25/2036		15,112	15,136
Washington Mutual, Inc.
5.259% due 07/25/2046		24,600	24,577

Total Mortgage-Backed Securities (Cost $79,765)			79,226

ASSET-BACKED SECURITIES 1.0%
AAA Trust
5.422% due 11/26/2035		528	528
Bear Stearns Asset-Backed Securities, Inc.
5.148% due 01/25/2036		3,720	3,724
Capital One Auto Finance Trust
5.117% due 05/15/2007		16,558	16,566
Carrington Mortgage Loan Trust
5.402% due 06/25/2035		655	655
Countrywide Asset-Backed Certificates
5.160% due 07/25/2036		24,100	24,130
5.395% due 07/25/2036		9,400	9,406
First NLC Trust
5.442% due 02/25/2036		10,029	10,037
GSR Mortgage Loan Trust
5.422% due 12/25/2030		1,481	1,482
Mastr Asset-Backed Securities Trust
5.402% due 01/25/2036		3,299	3,302
Merrill Lynch Mortgage Investors, Inc.
5.410% due 06/25/2012		1,800	1,801
5.402% due 01/25/2037		8,060	8,062
5.400% due 05/25/2037		12,200	12,211
Nissan Auto Receivables Owner Trust
4.663% due 02/15/2007		1,428	1,428
Residential Asset Securities Corp.
5.392% due 06/25/2027		2,539	2,541
5.412% due 01/25/2036		3,793	3,797
SLM Student Loan Trust
5.120% due 07/25/2013		537	537
5.190% due 10/25/2013		7,530	7,549
Soundview Home Equity Loan Trust
5.422% due 12/25/2035		3,593	3,596
5.392% due 02/25/2036		3,231	3,234
4.910% due 04/25/2036		1,365	1,365
WFS Financial Owner Trust
3.590% due 10/19/2009		7,622	7,529

Total Asset-Backed Securities (Cost $123,369)			123,480

SOVEREIGN ISSUES 0.0%
Mexico Government International Bond
6.375% due 01/16/2013		413	415
Russia Government International Bond
10.000% due 06/26/2007		4,000	4,158

Total Sovereign Issues (Cost $52,322)			4,573

FOREIGN CURRENCY-DENOMINATED ISSUES (k) 0.8%
Canadian Government Bond
3.000% due 12/01/2036 (e)	CAD	21,422	24,122
Finland Government Bond
2.750% due 07/04/2006	EUR	34,000	43,488
France Government Bond
3.000% due 07/25/2012 (e)		10,984	15,120
3.150% due 07/25/2032 (e)		1,077	1,705
Italy Buoni Poliennali Del Tesoro
2.150% due 09/15/2014 (e)		4,260	5,529

Total Foreign Currency-Denominated Issues (Cost $41,150)			89,964

	Notional Amount (000s)
PURCHASED CALL OPTIONS 0.0%
2-Year Interest Rate Swap (OTC) Pay 3-Month USD-LIBOR Floating Rate Index
Strike @ 5.250% Exp. 06/07/2007		$595,000	1,633

Total Purchased Call Options (Cost $2,549)			1,633

		# of Contracts
PURCHASED PUT OPTIONS 0.0%
90-Day Eurodollar June Futures (CME)
Strike @ $91.250 Exp. 06/18/2007		2,676	17
90-Day Eurodollar March Futures (CME)
Strike @ $92.000 Exp. 03/19/2007		3,614	23
Strike @ EUR 92.250 Exp. 03/19/2007		3,055	19
	Notional Amount (000s)
U.S. dollar versus Japanese Yen (OTC)
Strike @ JPY 114.000 Exp. 07/03/2006		$147,500	245
		# of Contracts
U.S. Treasury 5-Year Note September Futures (CBOT)
Strike @ $100.500 Exp. 08/25/2006		6,374	100
U.S. Treasury 10-Year Note September Futures (CBOT)
Strike @ $98.000 Exp. 08/25/2006		4,000	62
Strike @ $100.000 Exp. 08/25/2006		6,000	94

Total Purchased Put Options (Cost $1,947)			560

	Principal Amount (000s)
CONVERTIBLE BONDS & NOTES 0.1%
Georgia-Pacific Corp.
5.000% due 12/20/2012		$10,476	10,468
6.725% due 12/20/2012		496	501

			10,969

Total Convertible Bonds & Notes (Cost $10,973)			10,969

SHORT-TERM INSTRUMENTS (k) 17.4%
Commercial Paper 1.2%
Bank of America N.A.
5.350% due 09/01/2006		58,000	58,000
Cox Communications, Inc.
4.720% due 07/17/2006		12,300	12,300
Time Warner Telecom, Inc.
5.240% due 09/18/2006		7,200	7,114
UBS Finance Delaware LLC
5.270% due 07/03/2006		70,400	70,400

			147,814

Tri-Party Repurchase Agreements 0.1%
State Street Bank
4.900% due 07/03/2006		7,976	7,976
(Dated 06/30/2006. Collateralized by Freddie Mac 3.800% due 12/27/2006 valued at $8,138. Repurchase proceeds are $7,979.)

Belgium Treasury Bills 1.0%
2.604% due 08/17/2006-09/14/2006 (d)	EUR	90,000	114,620

France Treasury Bills 5.0%
2.563% due 07/06/2006-10/12/2006 (d)		465,080	593,268

Germany Treasury Bills 9.2%
2.693% due 07/12/2006-10/18/2006 (d)		857,290	1,092,164

Netherlands Treasury Bills 0.3%
1.010% due 08/31/2006		25,000	31,833

U.S. Treasury Bills 0.6%
4.658% due 08/31/2006-09/14/2006 (d)		$71,060	70,270

Total Short-Term Instruments (Cost $1,987,845)			2,057,945

Total Investments (a) 162.3% (Cost $19,097,453)			$19,197,680
Written Options (i) (0.1%) (Premiums $10,487)			(6,780)
Other Assets and Liabilities (Net) (62.2%)			(7,360,851)

Net Assets 100.0%			$11,830,049

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) As of June 30, 2006, portfolio securities with an aggregate market value of $4,327,605 were valued in good faith and pursuant to guidelines established by the Board of Trustees.

(b) Security is in default.

(c) Principal amount of security is adjusted for inflation.

(d) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(e) Securities with an aggregate market value of $17,105 have been pledged as collateral for delayed-delivery securities on June 30, 2006:

(f) Securities with an aggregate market value of $8,409 have been pledged as collateral for swap and swaption contracts on June 30, 2006.

(g) Securities with an aggregate market value of $27,453 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Euro-Bund 10-Year Note September Futures	Short	09/2006	1,006	$556
U.S. Treasury 10-Year Note September Futures	Long	09/2006	7,101	(3,823)
U.S. Treasury 30-Year Bond September Futures	Long	09/2006	186	150
U.S. Treasury 5-Year Note September Futures	Long	09/2006	7,374	(3,356)
90-Day Eurodollar December Futures	Long	12/2006	1,071	(2,190)
90-Day Eurodollar March Futures	Long	03/2007	1,466	(3,042)
90-Day Eurodollar June Futures	Long	06/2007	2,334	(3,631)
90-Day Eurodollar September Futures	Long	09/2007	2,334	(3,397)
90-Day Eurodollar December Futures	Long	12/2007	1,263	(1,435)
90-Day Eurodollar March Futures	Long	03/2008	877	(949)

				$(21,127)

(h) Swap agreements outstanding on June 30, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Bank of America	3-month Canadian Bank Bill	Receive	5.000%	06/15/2015	CAD	32,000	$390
Merrill Lynch & Co., Inc.	3-month Canadian Bank Bill	Pay	4.500%	06/15/2025		9,000	(513)
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010	EUR	4,900	(21)
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.138%	01/19/2016		32,700	(400)
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	09/14/2010		30,000	(92)
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		32,700	(34)
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.040%	02/21/2011		21,200	(201)
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.150%	01/19/2016		45,000	(756)
Goldman Sachs & Co.	6-month EUR-LIBOR	Receive	4.500%	06/17/2015		70,600	3,698
J.P. Morgan Chase & Co.	6-month EUR-LIBOR	Pay	5.000%	06/17/2015		35,000	329
UBS Warburg LLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		23,700	(86)
Barclays Bank PLC	6-month GBP-LIBOR	Pay	5.000%	06/15/2008	GBP	7,000	41
Barclays Bank PLC	6-month GBP-LIBOR	Pay	5.000%	09/15/2010		41,300	(995)
HSBC Bank USA	6-month GBP-LIBOR	Receive	4.250%	06/12/2036		29,500	2,235
UBS Warburg LLC	6-month GBP-LIBOR	Pay	5.000%	06/15/2008		8,800	53
Bank of America	3-month USD-LIBOR	Receive	5.000%	12/20/2016		$314,200	3,884
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2008		51,200	(46)
Deutsche Bank AG	3-month USD-LIBOR	Receive	5.000%	06/21/2021		72,500	649
Deutsche Bank AG	3-month USD-LIBOR	Receive	5.000%	12/20/2026		76,800	83
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2008		136,150	(122)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2013		74,100	888
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		306,000	3,784
J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		4,800	60
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/20/2011		113,100	1,010
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		155,700	1,925
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/20/2036		78,700	716
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2008		170,000	(152)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		95,900	1,185
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2036		68,600	624
UBS Warburg LLC	3-month USD-LIBOR	Pay	5.000%	12/20/2008		154,400	(137)

							$17,999

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
ABN AMRO Bank, N.V.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.100%	06/20/2007	$3,000	$15
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.100%	06/20/2011	3,500	60
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.350%	09/20/2006	3,900	(1)
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.300%	09/20/2006	3,400	(1)
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.350%	06/20/2007	3,000	51
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	06/20/2007	3,000	63
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	7,600	11
Citibank N.A.	Morgan Stanley 6.600% due 04/01/2012	Buy	(0.068%)	06/20/2007	99,000	32
Deutsche Bank AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.650%	06/20/2011	2,200	82
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.500%	06/20/2007	1,000	18
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.000%	06/20/2007	2,000	8
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.700%	06/20/2007	2,600	45
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.450%	09/20/2007	10,400	(44)
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.300%	09/20/2007	6,200	(37)
HSBC Bank USA	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.390%	09/20/2006	10,000	7
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.680%	06/20/2007	500	0
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.670%	06/20/2007	1,000	1
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.700%	06/20/2007	700	1
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.350%	06/20/2007	1,000	17
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.350%	09/20/2007	1,600	(9)
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.600%	09/20/2006	3,300	4
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	06/20/2007	5,000	104
J.P. Morgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%	06/20/2007	3,100	(23)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	06/20/2007	1,000	21
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.550%	06/20/2007	1,000	16
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	5,400	(26)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.800%	09/20/2006	5,600	10
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	1,900	3
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.550%	06/20/2007	5,000	95
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.250%	09/20/2007	3,000	(20)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.600%	09/20/2006	3,000	1
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.600%	06/20/2007	2,000	20
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%	06/20/2007	1,000	20
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	1,200	(6)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.250%	09/20/2007	4,400	128
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.620%	06/20/2011	1,000	36
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.600%	06/20/2011	4,600	164

						$866

+	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

(i) Written options outstanding on June 30, 2006:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$108.000	08/25/2006	10,105	$1,500	$316
Call - CBOT U.S. Treasury 10-Year Note September Futures	107.000	08/25/2006	2,475	228	232
Put - CBOT U.S. Treasury 10-Year Note September Futures	103.000	08/25/2006	12,580	1,810	1,769

				$3,538	$2,317

Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 10-Year Interest Rate Swap	Barclays Bank PLC	3-month USD-LIBOR	Receive	5.300%	01/02/2007	$213,000	$1,108	$876
Put - OTC 10-Year Interest Rate Swap	Barclays Bank PLC	3-month USD-LIBOR	Pay	5.900%	01/02/2007	107,000	1,214	1,160
Put - OTC 1-Year Interest Rate Swap	Barclays Bank PLC	3-month USD-LIBOR	Pay	6.100%	01/02/2007	106,000	697	675
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.340%	06/07/2007	215,000	2,187	1,473
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.325%	06/07/2007	42,000	357	279

							$5,563	$4,463

Foreign Currency Options

Description		Exercise Price	Expiration Date	Notional Amount	Premium	Value
Put - OTC U.S. dollar versus Japanese Yen	JPY	104.000	07/03/2006	$110,300	$242	$0
Put - OTC U.S. dollar versus Japanese Yen		106.500	07/03/2006	92,600	604	0
Put - OTC U.S. dollar versus Japanese Yen		106.500	07/03/2006	61,800	403	0
Put - OTC U.S. dollar versus Japanese Yen		104.000	07/03/2006	88,000	137	0

					$1,386	$0

(j) Short sales outstanding on June 30, 2006:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value	à
U.S. Treasury Note	3.000%	11/15/2007	$1,000	$972	$978
U.S. Treasury Note	3.375%	02/15/2008	75,000	73,209	73,934
U.S. Treasury Note	4.750%	05/15/2014	110,200	107,641	108,289

				$181,822	$183,201

à	Market value includes $1,774 of interest payable on short sales.

(k) Forward foreign currency contracts outstanding on June 30, 2006:

Type		Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	CAD	19,936	07/2006	$205	$0	$205
Buy	EUR	129,277	07/2006	3,661	0	3,661
Sell		812,304	07/2006	7	(17,948)	(17,941)
Buy		37,000	08/2006	925	0	925
Sell		250,000	08/2006	0	(5,458)	(5,458)
Sell		465,000	09/2006	0	(9,488)	(9,488)
Buy	JPY	3,209,760	07/2006	1	(14)	(13)
Buy		32,122,347	08/2006	0	(8,317)	(8,317)
Buy	PLN	2,748	09/2006	9	0	9
Buy	RUB	23,123	09/2006	27	0	27
Buy	SKK	24,660	09/2006	19	0	19

				$4,854	$(41,225)	$(36,371)

See accompanying notes

Schedule of Investments

Convertible Fund

June 30, 2006 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 10.2%
Banking & Finance 1.6%
Ford Motor Credit Co.
4.950% due 01/15/2008	$450	$424
IXIS Financial Products, Inc.
0.800% due 06/15/2009	150	147
1.875% due 06/15/2009	150	144
Merrill Lynch & Co, Inc.
2.300% due 06/22/2009	125	124

		839

Industrials 7.2%
Amkor Technology, Inc.
2.500% due 05/15/2011	500	501
ArvinMeritor, Inc.
4.625% due 03/01/2026	250	260
CCO Holdings LLC
8.750% due 11/15/2013	400	392
Charter Communications Operating LLC
8.375% due 04/30/2014	250	252
Continental Airlines, Inc.
9.798% due 04/01/2021	243	255
Gilead Sciences, Inc.
0.625% due 05/01/2013	300	287
Goodyear Tire & Rubber Co.
4.000% due 06/15/2034	200	220
Intel Corp.
2.950% due 12/15/2035	150	127
JetBlue Airways Corp.
9.579% due 09/15/2009	248	249
Medtronic, Inc.
1.625% due 04/15/2013	750	717
Millipore Corp.
3.750% due 06/01/2026	250	248
SanDisk Corp.
1.000% due 05/15/2013	250	222
Windstream Corp.
8.625% due 08/01/2016	125	129

		3,859

Utilities 1.4%
Mobile Telesystems Finance S.A.
8.000% due 01/28/2012	500	489
Qwest Capital Funding, Inc.
7.250% due 02/15/2011	250	244

		733

Total Corporate Bonds & Notes (Cost $5,492)		5,431

CONVERTIBLE BONDS & NOTES 60.3%
Banking & Finance 3.7%
American Equity Investment Life Holding Co.
5.250% due 12/06/2024	250	262
AngloGold Holdings PLC
2.375% due 02/27/2009	100	104
Goldman Sachs Group, Inc.
3.030% due 09/21/2009	250	241
1.296% due 09/20/2011	250	232
Lehman Brothers Holdings, Inc.
1.383% due 06/15/2009	500	513
2.070% due 06/15/2009	150	149
3.119% due 06/15/2009	150	148
Prudential Financial, Inc.
2.410% due 11/15/2035	125	125
US Bancorp
3.840% due 12/11/2035	175	174

		1,948

Industrials 49.7%
Actuant Corp.
2.000% due 11/15/2023	90	121
Alliant Techsystems, Inc.
2.750% due 02/15/2024	300	323
Allied Waste North America
4.250% due 04/15/2034	250	231
Alza Corp.
0.000% due 07/28/2020	298	247
Amazon.com, Inc.
4.750% due 02/01/2009	141	136
American Tower Corp.
3.000% due 08/15/2012	350	573
Amgen, Inc.
0.125% due 02/01/2011	750	705
0.000% due 03/01/2032	1,025	758
Amylin Pharmaceuticals, Inc.
2.500% due 04/15/2011	100	158
Armor Holdings, Inc.
2.000% due 11/01/2024	430	514
Bausch & Lomb, Inc.
5.311% due 08/01/2023	175	206
Bristol-Myers Squibb Co.
4.829% due 09/15/2023	250	251
Carnival Corp.
2.000% due 04/15/2021	400	456
Cephalon, Inc.
0.000% due 06/15/2033	175	205
Ceradyne, Inc.
2.875% due 12/15/2035	250	277
Charter Communications, Inc.
5.875% due 11/16/2009	275	205
Comcast Corp.
2.000% due 11/15/2029	6	218
Connetics Corp.
2.000% due 03/30/2015	325	283
Costco Wholesale Corp.
0.000% due 08/19/2017	100	130
Diamond Offshore Drilling, Inc.
1.500% due 04/15/2031	125	217
Dov Pharmaceutical, Inc.
2.500% due 01/15/2025	175	90
Eastman Kodak Co.
3.375% due 10/15/2033	300	292
Edwards Lifesciences Corp.
3.875% due 05/15/2033	275	279
Electronic Data Systems Corp.
3.875% due 07/15/2023	150	150
Fisher Scientific International, Inc.
2.500% due 10/01/2023	255	414
Flextronics International Ltd.
1.000% due 08/01/2010	200	187
Fluor Corp.
1.500% due 02/15/2024	275	466
Four Seasons Hotels, Inc.
1.875% due 07/30/2024	400	422
Freeport-McMoRan Copper & Gold, Inc.
7.000% due 02/11/2011	275	500
Genzyme Corp.
1.250% due 12/01/2023	350	365
Halliburton Co.
3.125% due 07/15/2023	275	553
Hanover Compressor Co.
4.750% due 01/15/2014	200	286
Headwaters, Inc.
2.875% due 06/01/2016	100	107
Hilton Hotels Corp.
3.375% due 04/15/2023	452	596
Host Marriott LP
3.250% due 04/15/2024	375	499
ImClone Systems, Inc.
1.375% due 05/15/2024	200	179
Intel Corp.
2.950% due 12/15/2035	300	254
International Game Technology
0.000% due 01/29/2033	640	517
Interpublic Group of Cos., Inc.
4.500% due 03/15/2023	225	222
Invitrogen Corp.
2.000% due 08/01/2023	250	271
Juniper Networks, Inc.
0.000% due 06/15/2008	200	201
Keane, Inc.
2.000% due 06/15/2013	140	133
Lamar Advertising Co.
2.875% due 12/31/2010	260	306
Lockheed Martin Corp.
4.920% due 08/15/2033	775	885
Logix Communications Enterprises
1.500% due 10/01/2025	300	300
Lowe’s Cos., Inc.
0.000% due 02/16/2021	200	201
0.861% due 10/19/2021	100	106
Magnum Hunter Resources, Inc.
4.910% due 12/15/2023	200	309
Manor Care, Inc.
2.625% due 04/15/2023	325	496
Masco Corp.
0.000% due 07/20/2031	275	128
Medtronic, Inc.
1.250% due 09/15/2021	550	548
Nabors Industries, Inc.
0.000% due 06/15/2023	250	275
Nortel Networks Corp.
4.250% due 09/01/2008	250	237
Novell, Inc.
0.500% due 07/15/2024	150	134
Omnicare, Inc.
3.250% due 12/15/2035	250	228
Open Solutions, Inc.
1.467% due 02/02/2035	500	294
Placer Dome, Inc.
2.750% due 10/15/2023	120	160
Pride International, Inc.
3.250% due 05/01/2033	200	269
Qwest Communications International, Inc.
3.500% due 11/15/2025	250	380
Red Hat, Inc.
0.500% due 01/15/2024	225	245
RF Micro Devices, Inc.
1.500% due 07/01/2010	125	124
Roper Industries, Inc.
1.481% due 01/15/2034	450	276
Royal Caribbean Cruises Ltd.
0.000% due 05/18/2021	400	242
Schlumberger Ltd.
1.500% due 06/01/2023	355	646
SCI Systems, Inc.
3.000% due 03/15/2007	528	513
Scientific Games Corp.
0.750% due 12/01/2024	525	684
Serologicals Corp.
4.750% due 08/15/2033	75	159
Sinclair Broadcast Group, Inc.
4.875% due 07/15/2018	450	393
Solectron Corp.
0.500% due 02/15/2034	325	245
St. Jude Medical, Inc.
2.800% due 12/15/2035	250	248
Synaptics, Inc.
0.750% due 12/01/2024	250	207
Teva Pharmaceutical Finance Co. BV
1.750% due 02/01/2026	1,000	916
Transocean, Inc.
1.500% due 05/15/2021	250	286
Utstarcom, Inc.
0.875% due 03/01/2008	350	301
Veritas Software Corp.
0.250% due 08/01/2013	250	249
Walt Disney Co.
2.125% due 04/15/2023	675	747
Wyeth
4.239% due 01/15/2024	401	419
Wynn Resorts Ltd.
6.000% due 07/15/2015	125	399
Yahoo!, Inc.
0.000% due 04/01/2008	195	319
YRC Worldwide, Inc.
3.375% due 11/25/2023	304	363

		26,434

Utilities 6.9%
Centerpoint Energy, Inc.
3.750% due 05/15/2023	225	257
CMS Energy Corp.
3.375% due 07/15/2023	450	589
Commonwealth Telephone Enterprises, Inc.
3.250% due 07/15/2023	250	244
Duke Energy Corp.
1.750% due 05/15/2023	300	378
Lucent Technologies, Inc.
2.750% due 06/15/2023	489	480
Nextel Communications, Inc.
5.250% due 01/15/2010	125	121
Nextel Partners, Inc.
1.500% due 11/15/2008	225	501
PPL Energy Supply LLC
2.625% due 05/15/2023	525	683
Reliant Energy, Inc.
5.000% due 08/15/2010	135	186
Time Warner Telecom, Inc.
2.375% due 04/01/2026	250	260

		3,699

Total Convertible Bonds & Notes (Cost $29,566)		32,081

	Shares
COMMON STOCKS 9.3%
Capital Goods 0.4%
Tyco International Ltd.	7,200	198

Communications 0.5%
Citizens Communications Co.	10,000	131
Valor Communications Group, Inc.	9,800	112

		243

Consumer Services 1.8%
News Corp.	24,800	501
Time Warner, Inc.	26,500	458

		959

Energy 2.3%
El Paso Corp.	43,773	657
Ferrellgas Partners LP	7,400	165
Pioneer Natural Resources Co.	5,000	232
Suburban Propane Partners LP	5,200	164

		1,218

Financial & Business Services 0.4%
Legg Mason, Inc.	2,022	201

Healthcare 0.8%
Amylin Pharmaceuticals, Inc. (a)	3,500	173
Elan Corp. PLC (a)	1	0
Triad Hospitals, Inc. (a)	6,800	269

		442

Technology 1.1%
Advanced Micro Devices, Inc. (a)	7,600	186
Corning, Inc. (a)	10,973	265
Nortel Networks Corp. (a)	60,000	134

		585

Utilities 2.0%
Public Service Enterprise Group, Inc.	4,090	270
TXU Corp.	2,600	155
Williams Cos., Inc.	28,360	663

		1,088

Total Common Stocks (Cost $4,305)		4,934

CONVERTIBLE PREFERRED STOCK 16.7%
Allied Waste Industries, Inc.
6.250% due 03/01/2008	2,000	630
Aspen Insurance Holdings Ltd.
5.625% due 12/31/2049	5,500	273
Celanese Corp.
4.250% due 12/31/2049	10,000	301
Chesapeake Energy Corp.
4.500% due 12/31/2049	5,000	468
5.000% due 12/31/2049	3,000	563
Constellation Brands, Inc.
5.750% due 09/01/2006	14,300	531
Entergy Corp.
7.625% due 02/17/2009	8,000	402
Fannie Mae
5.375% due 12/31/2049	3	279
Ford Motor Co. Capital Trust
6.500% due 01/15/2032	12,500	347
General Motors Corp.
5.250% due 03/06/2032	44,000	814
6.250% due 07/15/2033	27,000	548
Huntsman Corp.
5.000% due 02/16/2008	5,500	215
Lehman Brothers Holdings, Inc.
6.250% due 10/15/2007	4,500	118
Metlife, Inc.
6.375% due 08/15/2008	22,200	614
NRG Energy, Inc.
5.750% due 03/16/2009	1,000	247
4.000% due 12/31/2049	500	647
PMI Group, Inc.
5.875% due 11/15/2006	5,400	139
PNM Resources, Inc.
6.750% due 05/16/2008	5,000	246
Schering-Plough Corp.
6.000% due 09/14/2007	6,500	327
Washington Mutual Capital Trust
5.375% due 05/03/2041	7,400	420
Xerox Corp.
6.250% due 07/01/2006	6,700	760

Total Convertible Preferred Stock (Cost $8,644)		8,889

EXCHANGE-TRADED FUNDS 0.9%
NASDAQ-100 Index Tracking Stock	13,000	504

Total Exchange-Traded Funds (Cost $487)		504

	# of Contracts
PURCHASED CALL OPTIONS 0.1%
Ford Motor Co. (AMEX)
Strike @ $10.000 Exp. 01/19/2008	450	27
JetBlue Airways Corp. (AMEX)
Strike @ $23.375 Exp. 01/19/2008	120	7
Symantec Corp. (AMEX)
Strike @ $22.500 Exp. 07/22/2006	75	0

Total Purchased Call Options (Cost $105)		34

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 1.2%
Commercial Paper 1.1%
ING U.S. Funding LLC
5.230% due 08/03/2006	$100	99
TotalFinaElf Captial S.A.
5.270% due 07/03/2006	500	500

		599

U.S. Treasury Bill 0.1%
4.798% due 09/14/2006 (c)	35	35

Total Short-Term Instruments (Cost $634)		634

Total Investments (b) 98.6% (Cost $49,233)		$52,507
Written Options (e) (0.0%)		(21)
(Premiums $14)
Other Assets and Liabilities (Net) 1.4%		732

Net Assets 100.0%		$53,218

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Non-income producing security.

(b) As of June 30, 2006, portfolio securities with an aggregate market value of $885 were valued in good faith and pursuant to guidelines established by the Board of Trustees.

(c) Securities with an aggregate market value of $35 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
U.S. Treasury 30-Year Bond September Futures	Long	09/2006	9	$1

(d) Swap agreements outstanding on June 30, 2006:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns & Co., Inc.	Cablevision System Corp. 8.000% due 04/15/2012	Buy	(2.530%)	06/20/2011	$600	$0
Citibank N.A.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	0.530%	06/20/2007	150	0
Citibank N.A.	Abitibi-Consolidated, Inc. 8.550% due 08/01/2010	Sell	3.200%	06/20/2011	150	(8)
Citibank N.A.	Abitibi-Consolidated, Inc. 8.550% due 08/01/2010	Buy	(3.550%)	06/20/2013	150	9
Credit Suisse First Boston	Abitibi-Consolidated, Inc. 8.550% due 08/01/2010	Buy	(1.400%)	06/20/2008	75	2
Credit Suisse First Boston	Abitibi-Consolidated, Inc. 8.550% due 08/01/2010	Sell	3.200%	06/20/2011	75	(4)
Deutsche Bank AG	JetBlue Airways Corp. 3.500% due 07/15/2033	Buy	(3.300%)	03/20/2008	250	2
J.P. Morgan Chase & Co.	Cablevision System Corp. 8.000% due 04/15/2012	Sell	2.730%	06/20/2011	600	5
Lehman Brothers, Inc.	Abitibi-Consolidated, Inc. 8.550% due 08/01/2010	Sell	1.000%	09/20/2006	200	0
Merrill Lynch & Co., Inc.	AES Corp. 8.750% due 06/15/2008	Sell	0.950%	06/20/2007	200	0
Morgan Stanley Dean Witter & Co.	Reliant Energy, Inc. 9.250% due 07/15/2010	Sell	1.450%	12/20/2006	500	0

						$6

+	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

(e) Written options outstanding on June 30, 2006:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - AMEX Amylin Pharmaceuticals, Inc.	$50.000	01/20/2007	35	$14	$21

(f) Forward foreign currency contracts outstanding on June 30, 2006:

Type		Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	GBP	112	07/2006	$1	$0	$1
Sell		112	07/2006	0	(3)	(3)
Buy		112	08/2006	3	0	3

				$4	$(3)	$1

See accompanying notes

Schedule of Investments

Developing Local Markets Fund

June 30, 2006 (Unaudited)

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 27.1%
Banking & Finance 17.4%
American Express Centurion Bank
5.312% due 04/17/2009		$10,000	$10,007
Banco Santander Chile
5.632% due 12/09/2009		12,000	12,011
Banque Centrale de Tunisie
7.500% due 09/19/2007		9,250	9,423
Bear Stearns Cos., Inc.
5.356% due 01/31/2011		13,500	13,525
Caterpillar Financial Services Corp.
5.232% due 05/18/2009		13,200	13,205
Charter One Bank N.A.
5.157% due 04/24/2009		9,000	9,005
CIT Group Holdings, Inc.
5.276% due 01/30/2009		22,200	22,258
CIT Group, Inc.
5.466% due 12/19/2007		17,500	17,518
Citigroup, Inc.
5.322% due 05/18/2010		5,000	5,018
5.262% due 05/18/2011		8,900	8,905
Export-Import Bank of Korea
4.250% due 11/27/2007		3,300	3,230
General Electric Capital Corp.
5.449% due 12/15/2009		13,400	13,446
Goldman Sachs Group, Inc.
5.250% due 11/10/2008		11,700	11,714
5.527% due 12/22/2008		8,600	8,610
5.438% due 03/02/2010		14,500	14,523
HSBC Finance Corp.
6.538% due 11/13/2007		5,800	5,870
5.459% due 09/15/2008		13,000	13,034
5.450% due 11/16/2009		8,700	8,752
International Lease Finance Corp.
5.420% due 04/20/2009		3,900	3,918
5.468% due 01/15/2010		5,000	5,037
5.427% due 05/24/2010		9,000	9,000
JPMorgan Chase & Co.
5.180% due 10/02/2009		8,100	8,140
Lehman Brothers Holdings, Inc.
5.180% due 10/22/2008		6,500	6,510
5.190% due 01/23/2009		9,000	9,010
5.659% due 12/23/2010		5,900	5,910
Malaysia Global Sukuk, Inc.
5.640% due 07/03/2007		9,400	9,488
MBNA Europe Funding PLC
5.336% due 09/07/2007		3,300	3,302
Merrill Lynch & Co., Inc.
5.441% due 06/16/2008		3,000	3,004
5.216% due 01/30/2009		9,500	9,508
Mirage Resorts, Inc.
7.250% due 10/15/2006		1,600	1,614
6.750% due 02/01/2008		1,350	1,363
Morgan Stanley
5.276% due 02/09/2009		9,000	9,017
Pemex Finance Ltd.
9.690% due 08/15/2009		910	971
Royal Bank of Scotland Group PLC
5.424% due 12/21/2007		8,500	8,507
Santander U.S. Debt S.A. Unipersonal
5.220% due 02/06/2009		15,000	15,012
SLM Corp.
5.240% due 07/27/2009		13,300	13,321
Universal City Florida Holding Co. I
9.899% due 05/01/2010		6,500	6,744
VTB Capital S.A.
8.026% due 07/30/2007		3,000	3,076
6.174% due 09/21/2007		15,500	15,530
VTB Capital S.A. for Vneshtorgbank
6.174% due 09/21/2007		20,500	20,515
Wachovia Bank N.A.
5.270% due 05/25/2010		9,000	9,003
5.308% due 12/02/2010		9,000	9,007
Wachovia Corp.
5.449% due 03/15/2011		9,000	9,015
Wells Fargo & Co.
5.509% due 03/23/2010		26,400	26,431

			422,007

Industrials 5.8%
Cablevision Systems Corp.
9.620% due 04/01/2009		5,000	5,325
Cisco Systems, Inc.
5.269% due 02/20/2009		2,700	2,705
Cox Communications, Inc.
5.869% due 12/14/2007		9,000	9,047
CSN Iron S.A.
9.125% due 06/01/2007		2,000	2,045
CSX Corp.
5.430% due 08/03/2006		4,253	4,253
DaimlerChrysler N.A. Holding Corp.
5.740% due 03/13/2009		8,500	8,512
EchoStar DBS Corp.
5.750% due 10/01/2008		6,450	6,321
El Paso Corp.
7.625% due 08/16/2007		1,300	1,319
6.950% due 12/15/2007		900	907
Grupo Transportacion Ferroviaria Mexicana S.A. de C.V.
10.250% due 06/15/2007		7,192	7,444
HCA, Inc.
7.000% due 07/01/2007		2,700	2,729
Hewlett-Packard Co.
5.352% due 05/22/2009		1,700	1,701
Hilton Hotels Corp.
7.950% due 04/15/2007		2,000	2,037
HJ Heinz Co.
6.428% due 12/01/2020		4,300	4,371
Host Marriott LP
9.250% due 10/01/2007		11,800	12,228
Intelsat Bermuda Ltd.
9.609% due 01/15/2012		3,000	3,045
JC Penney Corp, Inc.
7.600% due 04/01/2007		2,108	2,134
Mandalay Resort Group
10.250% due 08/01/2007		2,700	2,811
MGM Mirage
9.750% due 06/01/2007		13,050	13,474
Oracle Corp. & Ozark Holding, Inc.
5.280% due 01/13/2009		9,000	9,012
Pemex Project Funding Master Trust
8.500% due 02/15/2008		3,000	3,124
Qwest Communications International, Inc.
8.670% due 02/15/2009		5,900	6,040
Reynolds American, Inc.
6.500% due 06/01/2007		1,600	1,602
Royal Caribbean Cruises Ltd.
7.000% due 10/15/2007		5,000	5,071
Safeway, Inc.
5.830% due 03/27/2009		2,000	2,002
Salomon Brothers AG
9.125% due 04/25/2007		4,425	4,535
Salomon Brothers AG for OAO Siberian Oil Co.
11.500% due 02/13/2007		9,500	9,827
Starwood Hotels & Resorts Worldwide, Inc.
7.375% due 05/01/2007		3,300	3,337
United Technologies Corp.
5.284% due 06/01/2009		1,700	1,700
Williams Cos., Inc.
5.935% due 02/16/2007		1,600	1,622

			140,280

Utilities 3.9%
America Movil S.A. de C.V.
5.735% due 04/27/2007		8,000	8,020
AT&T, Inc.
5.262% due 05/15/2008		6,200	6,203
4.389% due 06/05/2021		8,900	8,801
CMS Energy Corp.
9.875% due 10/15/2007		1,500	1,567
7.500% due 01/15/2009		900	916
Dominion Resources, Inc.
5.265% due 09/28/2007		4,800	4,805
Enersis S.A.
6.900% due 12/01/2006		2,000	2,005
Entergy Gulf States, Inc.
6.020% due 12/08/2008		6,300	6,310
FirstEnergy Corp.
5.500% due 11/15/2006		800	799
Florida Power Corp.
5.570% due 11/14/2008		8,400	8,411
Korea Electric Power Corp.
6.164% due 12/20/2007		700	706
Qwest Capital Funding, Inc.
7.750% due 08/15/2006		9,000	9,045
Qwest Corp.
5.625% due 11/15/2008		1,500	1,470
Ras Laffan Liquefied Natural Gas Co. Ltd.
3.437% due 09/15/2009		1,974	1,898
Rogers Wireless, Inc.
8.454% due 12/15/2010		5,000	5,169
Sprint Capital Corp.
4.780% due 08/17/2006		1,300	1,299
Telefonica Emisones SAU
5.714% due 06/19/2009		5,000	5,006
Verizon Global Funding Corp.
5.300% due 08/15/2007		9,500	9,505
Vodafone Group PLC
5.020% due 06/29/2007		13,500	13,500

			95,435

Total Corporate Bonds & Notes (Cost $657,531)			657,722

U.S. GOVERNMENT AGENCIES 0.7%
Fannie Mae
5.343% due 09/01/2044		5,961	5,989
Freddie Mac
4.500% due 04/15/2019		1,001	992
5.088% due 02/25/2045		6,828	6,779
5.549% due 12/15/2030		1,494	1,498
5.582% due 08/25/2031		823	827
5.602% due 09/25/2031		846	847

Total U.S. Government Agencies (Cost $16,997)			16,932

MORTGAGE-BACKED SECURITIES 1.1%
Greenpoint Mortgage Funding Trust
5.592% due 11/25/2045		869	871
Harborview Mortgage Loan Trust
5.492% due 03/19/2037		3,659	3,665
Lehman XS Trust
5.402% due 04/25/2046		7,012	7,013
5.412% due 05/25/2046		6,644	6,633
Sequoia Mortgage Trust
4.081% due 04/20/2035		1,058	1,022
Structured Asset Mortgage Investments, Inc.
5.540% due 05/25/2035		1,500	1,505
5.542% due 09/25/2035		4,496	4,503
Washington Mutual, Inc.
5.612% due 08/25/2045		1,212	1,216

Total Mortgage-Backed Securities (Cost $26,440)			26,428

ASSET-BACKED SECURITIES 8.7%
ACE Securities Corp.
5.432% due 10/25/2035		2,113	2,115
5.392% due 12/25/2035		2,921	2,923
Ameriquest Mortgage Securities, Inc.
5.432% due 10/25/2035		423	424
5.402% due 03/25/2036		1,545	1,546
Argent Securities, Inc.
5.442% due 10/25/2035		715	715
5.422% due 11/25/2035		1,629	1,630
5.402% due 03/25/2036		7,716	7,723
Asset-Backed Funding Certificates
5.442% due 06/25/2035		2,249	2,250
5.432% due 08/25/2035		687	687
Bear Stearns Asset-Backed Securities, Inc.
5.532% due 07/25/2031		29	29
5.522% due 09/25/2034		1,983	1,986
5.402% due 11/25/2035		2,102	2,103
5.392% due 12/25/2035		1,309	1,309
Carrington Mortgage Loan Trust
5.362% due 09/25/2008		1,944	1,945
Citigroup Mortgage Loan Trust, Inc.
5.432% due 09/25/2035		395	395
Countrywide Asset-Backed Certificates
5.482% due 08/25/2033		3,511	3,513
5.422% due 08/25/2035		638	639
5.512% due 08/25/2035		1,250	1,251
5.392% due 02/25/2036		3,068	3,070
5.452% due 02/25/2036		2,556	2,558
5.392% due 04/25/2036		2,396	2,398
5.371% due 07/25/2036		14,100	14,118
FBR Securitization Trust
5.442% due 09/25/2035		917	918
5.502% due 09/25/2035		2,600	2,602
5.432% due 10/25/2035		1,063	1,064
First Franklin Mortgage Loan Asset-Backed Certificates
5.392% due 03/25/2035		1,938	1,940
5.412% due 01/25/2036		3,847	3,851
First NLC Trust
5.432% due 09/25/2035		455	456
5.432% due 12/25/2035		824	825
Fremont Home Loan Trust
5.412% due 01/25/2036		6,770	6,775
GSAMP Trust
5.412% due 11/25/2035		1,862	1,863
5.432% due 01/25/2036		926	927
Home Equity Asset Trust
5.432% due 02/25/2036		2,163	2,165
Home Equity Mortgage Trust
5.432% due 02/25/2036		1,278	1,279
5.171% due 05/25/2036		1,768	1,769
HSI Asset Securitization Corp. Trust
5.402% due 12/25/2035		2,492	2,494
Indymac Residential Asset-Backed Trust
5.412% due 03/25/2036		6,265	6,270
5.239% due 08/25/2036		2,000	1,998
IXIS Real Estate Capital Trust
5.382% due 08/25/2036		5,620	5,620
Long Beach Mortgage Loan Trust
5.522% due 11/25/2034		1,073	1,074
5.412% due 01/25/2036		3,335	3,338
5.402% due 02/25/2036		2,043	2,045
5.392% due 03/25/2036		7,260	7,260
5.382% due 04/25/2036		4,151	4,151
Mastr Asset-Backed Securities Trust
5.402% due 12/25/2035		1,859	1,861
5.161% due 01/25/2036		4,867	4,871
5.402% due 01/25/2036		1,704	1,705
5.372% due 06/25/2036		3,638	3,640
Merrill Lynch Mortgage Investors, Inc.
5.392% due 02/25/2037		2,831	2,831
5.383% due 05/25/2037		6,600	6,606
Morgan Stanley ABS Capital I, Inc.
4.889% due 03/25/2036		4,515	4,518
Morgan Stanley Capital I, Inc.
5.392% due 02/25/2036		8,976	8,976
New Century Home Equity Loan Trust
5.432% due 09/25/2035		1,266	1,267
5.442% due 10/25/2035		1,012	1,012
5.337% due 08/25/2036		5,900	5,904
Newcastle Mortgage Securities Trust
5.392% due 04/25/2036		1,565	1,566
Option One Mortgage Loan Trust
5.059% due 11/25/2035		850	850
Park Place Securities, Inc.
5.432% due 08/25/2035		501	502
Renaissance Home Equity Loan Trust
5.472% due 10/25/2035		722	722
Residential Asset Mortgage Products, Inc.
5.432% due 10/25/2035		706	707
5.161% due 02/25/2036		4,654	4,658
Residential Asset Securities Corp.
5.402% due 10/27/2024		3,930	3,933
5.422% due 09/25/2025		331	331
5.432% due 09/25/2035		774	774
5.382% due 04/25/2036		4,808	4,808
5.362% due 06/25/2036		4,066	4,066
5.297% due 07/25/2036		8,200	8,205
Residential Funding Mortgage Securities II, Inc.
5.462% due 05/25/2015		1,138	1,139
SACO I, Inc.
5.432% due 11/25/2020		572	572
5.432% due 10/25/2033		795	796
5.161% due 01/25/2034		1,262	1,262
5.432% due 07/25/2035		305	305
SG Mortgage Securities Trust
5.422% due 09/25/2035		840	841
SLC Student Loan Trust I
5.430% due 12/01/2035		2,600	2,602
SLM Student Loan Trust
5.070% due 01/25/2013		3,419	3,420
Soundview Home Equity Loan Trust
5.492% due 04/25/2035		2,289	2,291
5.432% due 11/25/2035		826	827
5.392% due 05/25/2036		4,703	4,709
Structured Asset Investment Loan Trust
5.412% due 07/25/2035		875	876
Structured Asset Securities Corp.
4.900% due 04/25/2035		925	888

Total Asset-Backed Securities (Cost $210,751)			210,852

SOVEREIGN ISSUES 4.5%
Chile Government International Bond
5.526% due 01/28/2008		7,500	7,543
El Salvador Government International Bond
9.500% due 08/15/2006		9,590	9,650
10.000% due 01/15/2007		3,200	3,275
Guatemala Government Bond
8.500% due 08/03/2007		2,500	2,568
Korea Development Bank
5.480% due 10/20/2009		8,000	8,058
Panama Government International Bond
8.250% due 04/22/2008		583	602
Russia Government International Bond
10.000% due 06/26/2007		55,500	57,692
Ukraine Government International Bond
11.000% due 03/15/2007		15,122	15,440
Venezuela Government International Bond
6.000% due 03/31/2007		476	477
9.125% due 06/18/2007		3,000	3,065
6.438% due 12/18/2007		1,107	1,110

Total Sovereign Issues (Cost $109,566)			109,480

FOREIGN CURRENCY-DENOMINATED ISSUES (c) 1.0%
Aries Vermoegensverwaltungs GmbH
6.182% due 10/25/2007	EUR	9,500	12,619
Peru Government International Bond
7.840% due 08/12/2020	PEN	17,000	5,088
Telefonos de Mexico S.A. de C.V.
8.750% due 01/31/2016	MXN	92,400	7,821

Total Foreign Currency-Denominated Issues (Cost $26,251)			25,528

SHORT-TERM INSTRUMENTS 58.3%
Commercial Paper 57.5%
Abbey National N.A. LLC
5.250% due 07/05/2006		$48,200	48,186
ASB Bank Ltd.
5.050% due 08/10/2006		56,800	56,497
Bank of America Corp.
5.170% due 09/12/2006		40,000	39,560
Barclays U.S. Funding Corp.
4.890% due 07/05/2006		1,200	1,200
4.955% due 07/18/2006		11,100	11,077
5.050% due 08/14/2006		2,100	2,088
5.055% due 08/15/2006		9,600	9,542
Caisse d’Amortissement de la Dette Sociale
5.270% due 08/03/2006		65,200	64,904
Danske Corp.
5.040% due 07/05/2006		17,700	17,695
5.280% due 07/17/2006		47,800	47,702
4.980% due 07/26/2006		500	498
5.080% due 08/24/2006		5,900	5,857
Dexia Delaware LLC
4.885% due 07/05/2006		7,700	7,698
5.200% due 09/12/2006		57,000	56,372
DnB NORBank ASA
5.000% due 08/24/2006		7,400	7,347
5.180% due 09/08/2006		53,500	52,944
Fannie Mae
4.809% due 07/05/2006		109,000	108,969
4.930% due 08/02/2006		23,200	23,105
Federal Home Loan Bank
5.030% due 07/03/2006		65,800	65,800
0.010% due 07/14/2006		64,700	64,598
Fortis Funding LLC
5.060% due 07/06/2006		7,200	7,197
5.175% due 07/10/2006		48,900	48,851
5.265% due 07/26/2006		15,100	15,049
HBOS Treasury Services PLC
4.985% due 07/27/2006		7,600	7,575
5.180% due 09/11/2006		40,900	40,456
IXIS Commercial Paper Corp.
5.200% due 08/11/2006		16,500	16,407
Rabobank USA Financial Corp.
5.250% due 07/03/2006		65,800	65,800
Skandinaviska Enskilda Banken AB
4.960% due 07/20/2006		30,000	29,930
5.000% due 07/27/2006		1,600	1,595
Societe Generale N.A.
5.270% due 07/03/2006		500	500
5.250% due 07/05/2006		9,600	9,597
4.890% due 07/06/2006		53,000	52,978
5.055% due 08/15/2006		9,500	9,443
Spintab AB
5.290% due 08/04/2006		1,800	1,792
5.365% due 08/21/2006		5,300	5,261
Stadshypoket Delaware, Inc.
5.090% due 08/18/2006		58,100	57,722
Swedbank, Inc.
5.230% due 08/03/2006		65,000	64,707
TotalFinaElf Capital S.A.
5.270% due 07/03/2006		65,800	65,800
Toyota Motor Credit Corp.
5.150% due 07/06/2006		65,000	64,972
UBS Finance Delaware LLC
5.270% due 07/03/2006		900	900
5.050% due 07/05/2006		20,400	20,394
4.790% due 07/07/2006		6,700	6,697
5.235% due 08/08/2006		3,200	3,183
4.985% due 08/18/2006		6,300	6,260
5.000% due 08/25/2006		4,300	4,268
5.095% due 09/22/2006		30,900	30,513
Westpac Capital Corp.
5.190% due 09/08/2006		42,000	41,563
Westpac Trust Securities NZ Ltd.
5.050% due 08/10/2006		28,100	27,950

			1,398,999

Tri-Party Repurchase Agreement 0.4%
State Street Bank
4.900% due 07/03/2006		$9,853	9,853
(Dated 06/30/2006. Collateralized by U.S. Treasury Bonds 8.750% due 05/15/2017 valued at $10,053. Repurchase proceeds are $9,857.)
Egypt Treasury Bill 0.4%

1.010% due 01/30/2007	EGP	54,000	8,930

Total Short-Term Instruments (Cost $1,418,070)			1,417,782

Total Investments (a) 101.4% (Cost $2,465,606)			$2,464,724
Other Assets and Liabilities (Net) (1.4%)			(32,977)

Net Assets 100.0%			$2,431,747

Notes to Schedule of Investments (amounts in thousands):

(a) As of June 30, 2006, portfolio securities with an aggregate market value of $60,478 were valued in good faith and pursuant to guidelines established by the Board of Trustees.

(b) Swap agreements outstanding on June 30, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
J.P. Morgan Chase & Co.	BRL-CDI-Compounded	Pay	15.370%	01/02/2009	BRL	31,000	$281
J.P. Morgan Chase & Co.	BRL-CDI-Compounded	Pay	16.230%	01/02/2009		25,000	488
Morgan Stanley Dean Witter & Co.	BRL-CDI-Compounded	Pay	17.930%	10/02/2006		8,500	24
Morgan Stanley Dean Witter & Co.	BRL-CDI-Compounded	Pay	16.120%	07/02/2007		10,350	22
Morgan Stanley Dean Witter & Co.	BRL-CDI-Compounded	Pay	14.630%	01/02/2009		34,782	(169)
Barclays Bank PLC	KSDA South Korea Daily Closing of 3-month CD	Pay	5.060%	01/17/2011	KRW	4,500,000	57
Citibank N.A.	1-month MXN-LIBOR	Pay	10.160%	06/02/2016	MXN	80,000	203
J.P. Morgan Chase & Co.	1-month MXN-LIBOR	Pay	8.410%	04/17/2009		80,700	(23)
Merrill Lynch & Co., Inc.	1-month MXN-LIBOR	Pay	10.280%	06/07/2016		57,000	182
Morgan Stanley Dean Witter & Co.	28-day Mexico Interbank TIIE Banxico	Pay	9.920%	08/12/2015		7,000	10

							$1,075

(c) Forward foreign currency contracts outstanding on June 30, 2006:

Type	Principal Amount Covered by Contract		Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	67,817	07/2006	$1,858	$0	$1,858
Sell		67,817	07/2006	112	(1,476)	(1,364)
Buy		16,986	08/2006	467	0	467
Buy		64,253	09/2006	1,671	0	1,671
Buy		164,762	11/2006	767	0	767
Buy	CLP	9,440,412	07/2006	0	(364)	(364)
Sell		9,440,412	07/2006	262	(85)	177
Buy		23,883,280	08/2006	30	(682)	(652)
Sell		15,194,000	08/2006	0	(190)	(190)
Buy		6,345,912	09/2006	85	0	85
Buy		15,194,000	10/2006	189	0	189
Buy		27,333,200	01/2007	0	(2,713)	(2,713)
Buy	CNY	5,869	07/2006	0	(14)	(14)
Sell		5,869	07/2006	0	0	0
Buy		134,169	08/2006	0	(176)	(176)
Buy		511	09/2006	0	(1)	(1)
Buy		207,713	11/2006	1	(203)	(202)
Buy		145,873	03/2007	4	(68)	(64)
Buy	COP	50,769,400	07/2006	0	(2,459)	(2,459)
Sell		45,309,000	07/2006	630	0	630
Buy		94,349,000	09/2006	0	(2,206)	(2,206)
Buy		54,688,980	10/2006	0	(2,030)	(2,030)
Sell		24,123,000	10/2006	213	0	213
Buy	CZK	1,567,660	08/2006	2,704	0	2,704
Sell		1,567,660	08/2006	0	(562)	(562)
Buy		4,601,571	10/2006	4,960	(102)	4,858
Sell		133,476	10/2006	0	(53)	(53)
Sell	EUR	8,837	07/2006	0	(203)	(203)
Buy	HKD	906,210	08/2006	0	(230)	(230)
Sell		906,210	08/2006	29	0	29
Buy		793,948	10/2006	18	0	18
Buy		502,774	11/2006	0	(103)	(103)
Buy	IDR	292,660,000	07/2006	1,326	0	1,326
Sell		292,660,000	07/2006	0	(327)	(327)
Buy		286,570,000	08/2006	231	(713)	(482)
Sell		138,000,000	08/2006	0	(228)	(228)
Buy		138,000,000	10/2006	243	0	243
Buy		146,330,000	01/2007	177	0	177
Buy	ILS	121,954	08/2006	1,396	0	1,396
Sell		121,954	08/2006	0	(271)	(271)
Buy		235,529	10/2006	1,141	0	1,141
Buy	INR	1,062,719	08/2006	0	(640)	(640)
Sell		844,840	08/2006	0	(166)	(166)
Buy		844,840	10/2006	216	0	216
Buy		1,245,670	11/2006	0	(337)	(337)
Buy	JPY	4,485,968	08/2006	0	(231)	(231)
Buy	KRW	41,779,312	08/2006	962	(12)	950
Sell		37,074,530	08/2006	0	(421)	(421)
Buy		4,854,314	09/2006	53	(25)	28
Buy		37,074,530	10/2006	423	0	423
Buy		67,533,390	11/2006	0	(223)	(223)
Buy	MXN	1,543,284	08/2006	105	(6,840)	(6,735)
Sell		915,142	08/2006	0	(352)	(352)
Buy		949,788	10/2006	418	0	418
Buy		1,139,221	11/2006	79	(1,332)	(1,253)
Sell		113,047	11/2006	301	0	301
Buy	MYR	125,208	12/2006	15	(188)	(173)
Buy	PEN	23,390	07/2006	119	0	119
Sell		23,390	07/2006	6	(1)	5
Buy		7,564	08/2006	19	0	19
Sell		7,564	08/2006	0	(87)	(87)
Buy		23,390	09/2006	1	(7)	(6)
Sell		176	09/2006	0	(2)	(2)
Buy	PLN	354,806	08/2006	452	(852)	(400)
Sell		322,840	08/2006	294	0	294
Buy		332,374	10/2006	11	(297)	(286)
Buy		336,651	11/2006	92	(3,121)	(3,029)
Buy	RUB	1,352,173	08/2006	2,311	0	2,311
Sell		1,236,783	08/2006	0	(397)	(397)
Buy		361,087	09/2006	312	0	312
Sell		409,875	09/2006	0	(294)	(294)
Buy		1,236,783	10/2006	385	0	385
Buy		882,593	11/2006	308	0	308
Buy		1,232,800	02/2007	1,980	0	1,980
Buy	SGD	197,197	08/2006	2,418	0	2,418
Sell		151,389	08/2006	0	(344)	(344)
Buy		151,389	10/2006	291	0	291
Buy		182,024	11/2006	43	(520)	(477)
Buy	SKK	1,152,544	08/2006	762	0	762
Sell		1,152,544	08/2006	0	(92)	(92)
Buy		222,266	09/2006	224	0	224
Buy		3,147,966	10/2006	685	0	685
Buy		542,508	11/2006	0	(215)	(215)
Buy	THB	585,600	08/2006	320	0	320
Sell		585,600	08/2006	0	(73)	(73)
Buy		585,600	10/2006	82	0	82
Buy		1,322,932	11/2006	0	(575)	(575)
Sell		149,078	11/2006	0	(4)	(4)
Buy	TRL	66,129	08/2006	0	(6,297)	(6,297)
Sell		59,806	08/2006	0	(211)	(211)
Buy		59,806	10/2006	0	(60)	(60)
Buy		55,485	11/2006	0	(5,415)	(5,415)
Buy	TWD	607,599	08/2006	0	(585)	(585)
Buy		1,140,144	11/2006	0	(553)	(553)
Buy	UAH	23,400	09/2006	148	0	148
Buy	ZAR	606,850	08/2006	0	(11,065)	(11,065)
Sell		332,840	08/2006	2,260	0	2,260
Buy		332,840	10/2006	0	(2,272)	(2,272)
Buy		394,428	11/2006	160	(6,854)	(6,694)
Sell		40,563	11/2006	991	0	991

				$35,760	$(66,419)	$(30,659)

See accompanying notes

Schedule of Investments

Diversified Income Fund

June 30, 2006 (Unaudited)

		Principal Amount (000s)	Value (000s)
BANK LOAN OBLIGATIONS 1.5%
Abitibi-Consolidated, Inc.
8.550% due 08/01/2010		$2,900	$2,762
Amadeus Global
8.249% due 04/08/2013		2,500	2,528
8.749% due 04/08/2014		2,500	2,539
Appleton Papers, Inc.
5.730% due 06/09/2010		122	123
7.180% due 06/11/2010		130	131
Hertz Corp.
5.000% due 12/21/2012		260	262
5.424% due 12/21/2012		222	223
7.260% due 12/21/2012		1,008	1,012
7.410% due 12/21/2012		506	508
Ineos Group Holdings PLC
7.339% due 10/07/2013		1,500	1,510
7.839% due 10/07/2014		1,500	1,517
Kingdom of Morocco
3.813% due 01/05/2009		44	44
OAO Rosneft Oil Co.
6.728% due 12/30/2008		10,000	9,995
Reynolds American, Inc.
7.188% due 05/11/2012		1,129	1,134
7.313% due 05/11/2012		1,371	1,377

Total Bank Loan Obligations (Cost $25,960)			25,665

CORPORATE BONDS & NOTES 52.2%
Banking & Finance 13.3%
AES El Salvador Trust
6.750% due 02/01/2016		6,900	6,391
AES Ironwood LLC
8.857% due 11/30/2025		1,639	1,778
AES Red Oak LLC
8.540% due 11/30/2019		2,732	2,896
AIG SunAmerica Global Financing
6.900% due 03/15/2032		220	231
American Honda Finance Corp.
4.500% due 05/26/2009		500	484
American International Group, Inc.
2.875% due 05/15/2008		1,000	953
Asahi Finance Cayman Ltd.
5.700% due 12/31/2049		1,000	1,006
Atlantic & Western Re Ltd.
10.990% due 01/09/2007		5,500	5,416
BAE Systems Holdings, Inc.
5.570% due 08/15/2008		1,500	1,503
Banco Mercantil del Norte S.A.
5.875% due 02/17/2014		1,480	1,467
5.875% due 02/17/2014		500	495
Banco Santander Chile
5.220% due 12/09/2009		5,000	5,005
Bank of America Corp.
3.875% due 01/15/2008		920	897
BankAmerica Instit-A
8.070% due 12/31/2026		500	524
Banque Centrale de Tunisie
7.375% due 04/25/2012		3,375	3,527
8.250% due 09/19/2027		570	650
BCP Crystal U.S. Holdings Corp.
9.625% due 06/15/2014		2,600	2,834
Bear Stearns Cos., Inc.
5.426% due 01/30/2009		3,000	3,019
4.500% due 10/28/2010		1,000	955
5.356% due 01/31/2011		7,500	7,514
Beaver Valley Funding
9.000% due 06/01/2017		325	362
Berkshire Hathaway Finance Corp.
4.625% due 10/15/2013		500	466
Bluewater Finance Ltd.
10.250% due 02/15/2012		2,050	2,086
CarrAmerica Realty Corp.
7.125% due 01/15/2012		500	541
Caterpillar Financial Services Corp.
4.500% due 06/15/2009		1,000	971
China Development Bank
5.000% due 10/15/2015		500	468
CIT Group, Inc.
5.466% due 12/19/2007		5,100	5,105
Citicorp.
6.375% due 11/15/2008		400	407
Citigroup Capital
7.750% due 12/01/2036		100	104
Citigroup, Inc.
6.000% due 02/21/2012		650	658
Columbia University
6.875% due 12/15/2015		500	527
Commonwealth Bank of Australia
6.024% due 03/29/2049		3,400	3,244
Crestar Capital Trust I
8.160% due 12/15/2026		500	524
Dow Jones CDX N.A.
7.375% due 06/29/2011		8,000	7,870
Export-Import Bank of China
5.250% due 07/29/2014		6,625	6,348
4.875% due 07/21/2015		2,050	1,903
Ferrellgas Escrow LLC
6.750% due 05/01/2014		2,000	1,905
First Empire Capital Trust II
8.277% due 06/01/2027		500	528
Ford Motor Credit Co.
7.375% due 02/01/2011		10,950	9,814
Forest City Enterprises, Inc.
7.625% due 06/01/2015		375	380
Frank Russell Co.
5.625% due 01/15/2009		500	500
Gazinvest Luxembourg S.A. for Gazprombank
7.250% due 10/30/2008		1,400	1,420
General Electric Capital Corp.
5.175% due 10/21/2010		4,500	4,512
5.875% due 02/15/2012		500	503
General Motors Acceptance Corp.
5.968% due 01/16/2007		300	299
7.250% due 03/02/2011		5,250	5,095
6.750% due 12/01/2014		600	558
General RE Corp.
9.000% due 09/12/2009		500	554
Genworth Global Funding Trusts
5.389% due 02/10/2009		2,600	2,602
Goldman Sachs Group LP
7.200% due 11/01/2006		500	502
Goldman Sachs Group, Inc.
5.226% due 07/29/2008		5,000	5,008
5.527% due 12/22/2008		4,800	4,806
5.420% due 07/23/2009		2,150	2,166
7.350% due 10/01/2009		500	524
5.700% due 09/01/2012		165	164
4.750% due 07/15/2013		1,225	1,141
5.250% due 10/15/2013		2,400	2,303
6.125% due 02/15/2033		45	42
GPB Eurobond Finance PLC for Gazprombank
6.500% due 09/23/2015		1,500	1,400
HBOS Treasury Services PLC
5.920% due 09/29/2049		5,000	4,614
HSBC Bank USA N.A.
4.625% due 04/01/2014		400	367
HSBC Capital Funding LP
4.610% due 12/29/2049		4,700	4,234
HSBC Finance Corp.
6.400% due 06/17/2008		950	963
4.125% due 12/15/2008		500	483
4.750% due 07/15/2013		120	112
Industrial Bank of Korea
4.000% due 05/19/2014		30	28
International Lease Finance Corp.
5.468% due 01/15/2010		3,000	3,022
J Paul Getty Trust
5.875% due 10/01/2033		1,000	954
Kazkommerts International BV
8.500% due 04/16/2013		400	411
Korea Development Bank
4.750% due 07/20/2009		2,250	2,184
KRATON Polymers LLC
8.125% due 01/15/2014		2,000	1,995
Lehman Brothers Holdings, Inc.
5.180% due 10/22/2008		2,500	2,504
5.180% due 01/23/2009		5,000	5,005
M&I Capital Trust A
7.650% due 12/01/2026		500	521
MBNA America Bank N.A.
5.949% due 02/01/2027		3,000	2,972
Merrill Lynch & Co., Inc.
5.216% due 01/30/2009		5,100	5,105
MetLife, Inc.
5.375% due 12/15/2012		45	44
Mizuho JGB Investment LLC
9.870% due 12/31/2049		600	643
Mizuho Preferred Capital Co. LLC
8.790% due 06/30/2008		3,000	3,139
8.790% due 12/29/2049		450	473
Morgan Stanley
5.318% due 01/18/2011		4,700	4,709
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		2,400	2,319
National Rural Utilities Cooperative Finance Corp.
7.250% due 03/01/2012		2,315	2,470
4.750% due 03/01/2014		750	699
Nationwide Mutual Insurance Co.
8.250% due 12/01/2031		500	579
Pemex Finance Ltd.
8.020% due 05/15/2007		185	187
9.690% due 08/15/2009		865	923
Private Export Funding Corp.
5.750% due 01/15/2008		500	502
4.550% due 05/15/2015		750	698
Prudential Financial, Inc.
4.104% due 11/15/2006		1,289	1,283
Rabobank Capital Funding Trust
5.260% due 12/26/2049		860	808
Residential Capital Corp.
6.375% due 06/30/2010		750	740
Riggs Capital Trust
8.625% due 12/31/2026		1,000	1,054
8.625% due 12/31/2026		345	364
Rotech Healthcare, Inc.
9.500% due 04/01/2012		1,775	1,487
Royal Bank of Scotland Group PLC
5.424% due 12/21/2007		5,300	5,304
9.118% due 03/31/2049		500	550
RSHB Capital S.A. for OJSC Russian Agricultural Bank
7.175% due 05/16/2013		2,350	2,335
Socgen Real Estate Co. LLC
7.640% due 12/29/2049		500	511
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049		2,100	1,962
Swiss Bank Corp. NY
7.000% due 10/15/2015		500	541
Tenneco, Inc.
10.250% due 07/15/2013		2,700	2,973
8.625% due 11/15/2014		3,650	3,659
TNB Capital Ltd.
5.250% due 05/05/2015		570	538
TRAINS
7.548% due 05/01/2016		1,300	1,276
UBS Luxembourg S.A. for Sberbank
6.230% due 02/11/2015		1,500	1,473
UFJ Finance Aruba AEC
6.750% due 07/15/2013		250	261
Universal City Development Partners
11.750% due 04/01/2010		500	547
Universal City Florida Holding Co. I
9.899% due 05/01/2010		800	830
Ventas Realty LP
8.750% due 05/01/2009		750	791
9.000% due 05/01/2012		800	880
VTB Capital S.A. for Vneshtorgbank
6.174% due 09/21/2007		2,100	2,102
Wachovia Corp.
5.250% due 08/01/2014		500	478
Wells Fargo & Co.
5.145% due 01/12/2011		7,200	7,211
Wind Acquisition Finance S.A.
10.750% due 12/01/2015		1,500	1,601

			220,273

Industrials 28.7%
Abitibi-Consolidated Co. of Canada
8.375% due 04/01/2015		1,000	917
Abitibi-Consolidated, Inc.
8.850% due 08/01/2030		745	633
Airgas, Inc.
6.250% due 07/15/2014		1,050	987
Alderwoods Group, Inc.
7.750% due 09/15/2012		1,400	1,484
Alliance One International, Inc.
11.000% due 05/15/2012		700	668
Allied Waste North America, Inc.
8.500% due 12/01/2008		995	1,035
7.875% due 04/15/2013		2,000	2,010
7.250% due 03/15/2015		5,500	5,280
Amerada Hess Corp.
6.650% due 08/15/2011		810	833
7.300% due 08/15/2031		425	452
American Greetings Corp.
7.375% due 06/01/2016		3,500	3,535
AmeriGas Partners LP
7.250% due 05/20/2015		500	475
7.125% due 05/20/2016		3,200	3,016
Anheuser-Busch Cos., Inc.
6.000% due 04/15/2011		500	507
Argo-Tech Corp.
9.250% due 06/01/2011		750	776
Armor Holdings, Inc.
8.250% due 08/15/2013		325	338
ArvinMeritor, Inc.
8.750% due 03/01/2012		2,500	2,450
AstraZeneca PLC
5.400% due 06/01/2014		500	490
Atlantic Richfield Co.
8.530% due 02/27/2012		500	567
Aviall, Inc.
7.625% due 07/01/2011		675	707
Barrick Gold Finance Co.
4.875% due 11/15/2014		1,000	925
Boise Cascade LLC
7.943% due 10/15/2012		500	500
BorgWarner, Inc.
7.000% due 11/01/2006		500	501
Bowater Canada Finance
7.950% due 11/15/2011		1,500	1,432
Boyd Gaming Corp.
7.125% due 02/01/2016		2,300	2,234
Brinker International, Inc.
5.750% due 06/01/2014		500	474
Buhrmann US, Inc.
8.250% due 07/01/2014		1,850	1,850
Cablevision Systems Corp.
8.000% due 04/15/2012		2,200	2,181
Caesars Entertainment, Inc.
8.875% due 09/15/2008		335	353
7.500% due 09/01/2009		5,000	5,195
7.875% due 03/15/2010		300	313
7.000% due 04/15/2013		500	510
CanWest Media, Inc.
8.000% due 09/15/2012		1,803	1,794
CBS Corp.
5.625% due 08/15/2012		3,500	3,425
CCO Holdings LLC
8.750% due 11/15/2013		1,750	1,715
CenterPoint Energy Resources Corp.
7.750% due 02/15/2011		1,500	1,605
Charter Communications Holdings II LLC
10.250% due 09/15/2010		2,000	2,015
Charter Communications Operating LLC
8.375% due 04/30/2014		2,100	2,113
Chesapeake Energy Corp.
7.500% due 06/15/2014		500	501
6.625% due 01/15/2016		2,250	2,104
6.875% due 01/15/2016		2,760	2,622
Clear Channel Communications, Inc.
7.650% due 09/15/2010		340	355
5.750% due 01/15/2013		400	376
Coca-Cola Enterprises, Inc.
4.250% due 09/15/2010		500	475
Comcast Cable Communications
6.200% due 11/15/2008		100	101
6.875% due 06/15/2009		1,095	1,127
7.125% due 06/15/2013		2,130	2,234
Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013		315	350
Comcast Corp.
5.500% due 03/15/2011		500	492
5.300% due 01/15/2014		2,000	1,885
6.500% due 01/15/2015		100	101
5.900% due 03/15/2016		2,900	2,791
7.050% due 03/15/2033		200	204
Communications & Power Industries, Inc.
8.000% due 02/01/2012		500	507
Constellation Brands, Inc.
8.625% due 08/01/2006		700	704
Corp. Nacional del Cobre de Chile - CODELCO
5.625% due 09/21/2035		2,000	1,796
Cox Communications, Inc.
7.125% due 10/01/2012		725	751
Crown Americas LLC & Crown Americas Capital Corp.
7.625% due 11/15/2013		425	420
7.750% due 11/15/2015		525	520
CSC Holdings, Inc.
8.125% due 08/15/2009		300	307
7.625% due 04/01/2011		2,300	2,311
DaimlerChrysler N.A. Holding Corp.
5.502% due 11/17/2006		2,000	2,001
5.486% due 03/07/2007		5,100	5,102
5.780% due 09/10/2007		1,632	1,637
5.740% due 03/13/2009		4,200	4,206
DaVita, Inc.
7.250% due 03/15/2015		2,950	2,847
Delhaize America, Inc.
8.050% due 04/15/2027		600	588
Desarrolladora Homex S.A. de C.V.
7.500% due 09/28/2015		5,000	4,725
Dex Media West LLC
9.875% due 08/15/2013		5,555	6,048
DirecTV Holdings LLC
8.375% due 03/15/2013		1,300	1,368
6.375% due 06/15/2015		1,000	927
Dow Chemical Co.
5.750% due 12/15/2008		105	105
6.000% due 10/01/2012		250	252
Dresser, Inc.
9.375% due 04/15/2011		1,550	1,577
DRS Technologies, Inc.
7.625% due 02/01/2018		3,500	3,500
EchoStar DBS Corp.
8.240% due 10/01/2008		2,000	2,030
7.125% due 02/01/2016		3,000	2,902
Education Management LLC
10.250% due 06/01/2016		1,600	1,600
El Paso Corp.
7.625% due 09/01/2008		175	178
6.375% due 02/01/2009		1,500	1,481
7.750% due 06/15/2010		1,900	1,938
7.875% due 06/15/2012		620	634
7.375% due 12/15/2012		6,200	6,184
6.950% due 06/01/2028		500	449
8.050% due 10/15/2030		550	554
El Paso Natural Gas Co.
7.625% due 08/01/2010		200	204
El Paso Production Holding Co.
7.750% due 06/01/2013		8,915	9,026
Enterprise Products Operating LP
4.000% due 10/15/2007		700	681
4.625% due 10/15/2009		1,100	1,055
4.950% due 06/01/2010		600	576
Equistar Chemicals LP
10.125% due 09/01/2008		1,299	1,374
10.625% due 05/01/2011		40	43
Extendicare Health Services, Inc.
9.500% due 07/01/2010		500	524
Ferrellgas Partners LP
8.750% due 06/15/2012		3,070	3,131
Fisher Communications, Inc.
8.625% due 09/15/2014		500	520
Fresenius Medical Care Capital Trust
7.875% due 06/15/2011		1,260	1,279
Fund American Cos., Inc.
5.875% due 05/15/2013		1,000	961
Gaz Capital
8.625% due 04/28/2034		1,000	1,150
Gazprom International S.A.
7.201% due 02/01/2020		350	355
Gazstream S.A.
5.625% due 07/22/2013		2,909	2,840
Georgia-Pacific Corp.
8.125% due 05/15/2011		800	800
8.000% due 01/15/2024		5,720	5,434
Greif, Inc.
8.875% due 08/01/2012		495	523
Grupo Transportacion Ferroviaria Mexicana S.A. de C.V.
9.375% due 05/01/2012		600	642
Hanover Compressor Co.
8.625% due 12/15/2010		500	520
Hanover Equipment Trust
8.500% due 09/01/2008		443	456
8.750% due 09/01/2011		2,000	2,070
HCA, Inc.
5.500% due 12/01/2009		4,700	4,553
7.875% due 02/01/2011		500	513
6.750% due 07/15/2013		3,100	2,976
7.190% due 11/15/2015		1,700	1,647
Hertz Corp.
8.875% due 01/01/2014		1,300	1,339
Hewlett-Packard Co.
6.500% due 07/01/2012		500	519
HJ Heinz Co.
6.428% due 12/01/2020		5,100	5,184
Horizon Lines LLC
9.000% due 11/01/2012		1,182	1,206
Hospira, Inc.
4.950% due 06/15/2009		500	488
Host Marriott LP
7.000% due 08/15/2012		2,250	2,242
Hyundai Motor Manufacturing Alabama LLC
5.300% due 12/19/2008		3,000	2,938
Ingles Markets, Inc.
8.875% due 12/01/2011		2,525	2,654
Intelsat Bermuda Ltd.
9.250% due 06/15/2016		5,400	5,602
Intelsat Subsidiary Holding Co. Ltd.
8.250% due 01/15/2013		1,000	997
International Paper Co.
6.750% due 09/01/2011		220	228
Invensys PLC
9.875% due 03/15/2011		500	545
Jefferson Smurfit Corp. U.S.
8.250% due 10/01/2012		329	310
JSG Funding PLC
9.625% due 10/01/2012		2,260	2,339
Kroger Co.
6.800% due 04/01/2011		1,000	1,028
5.500% due 02/01/2013		1,240	1,192
L-3 Communications Corp.
6.375% due 10/15/2015		1,500	1,440
Mandalay Resort Group
10.250% due 08/01/2007		100	104
9.500% due 08/01/2008		750	797
9.375% due 02/15/2010		1,534	1,622
7.625% due 07/15/2013		6,100	6,069
Marathon Oil Corp.
6.000% due 07/01/2012		500	503
Mediacom Broadband LLC
11.000% due 07/15/2013		1,760	1,863
MGM Mirage
9.750% due 06/01/2007		230	237
6.000% due 10/01/2009		2,000	1,955
Miller Brewing Co.
5.500% due 08/15/2013		1,000	961
Morgan Stanley Bank AG for OAO Gazprom
9.625% due 03/01/2013		26,480	30,396
NAK Naftogaz Ukrainy
8.125% due 09/30/2009		3,400	3,191
Nalco Co.
7.750% due 11/15/2011		2,825	2,832
8.875% due 11/15/2013		400	405
Newpark Resources
8.625% due 12/15/2007		1,150	1,153
Norfolk Southern Corp.
7.800% due 05/15/2027		6	7
5.640% due 05/17/2029		164	153
Nortel Networks Ltd.
10.125% due 07/15/2013		900	920
10.750% due 07/15/2016		300	307
Northwest Airlines, Inc.
7.691% due 04/01/2017		1,088	1,038
Novelis, Inc.
7.250% due 02/15/2015		2,800	2,702
Oracle Corp. & Ozark Holding, Inc.
5.280% due 01/13/2009		8,000	8,010
5.000% due 01/15/2011		10,000	9,660
Owens Brockway Glass Container, Inc.
8.875% due 02/15/2009		750	776
8.750% due 11/15/2012		750	785
6.750% due 12/01/2014		2,000	1,865
Peabody Energy Corp.
6.875% due 03/15/2013		1,300	1,284
Pemex Project Funding Master Trust
9.375% due 12/02/2008		203	218
6.400% due 10/15/2009		3,500	3,615
6.210% due 06/15/2010		700	716
8.000% due 11/15/2011		2,100	2,225
5.871% due 12/03/2012		7,100	7,088
7.375% due 12/15/2014		9,251	9,570
5.750% due 12/15/2015		10,110	9,324
9.250% due 03/30/2018		4,068	4,729
8.625% due 02/01/2022		517	579
Petrobras International Finance Co.
7.750% due 09/15/2014		500	521
Petronas Capital Ltd.
7.000% due 05/22/2012		250	262
Pioneer Natural Resources Co.
6.875% due 05/01/2018		2,000	1,937
Plains Exploration & Production Co.
7.125% due 06/15/2014		1,000	990
Premark International, Inc.
6.875% due 11/15/2008		500	515
Primedia, Inc.
8.875% due 05/15/2011		1,700	1,640
Quiksilver, Inc.
6.875% due 04/15/2015		2,810	2,627
Qwest Communications International, Inc.
7.250% due 02/15/2011		16,175	15,771
7.500% due 02/15/2014		10,775	10,559
Reynolds American, Inc.
7.250% due 06/01/2012		4,670	4,600
7.625% due 06/01/2016		5,700	5,600
RH Donnelley Corp.
8.875% due 01/15/2016		2,850	2,889
Rockwood Specialties Group, Inc.
7.500% due 11/15/2014		1,000	985
Roseton
7.270% due 11/08/2010		3,050	3,052
7.670% due 11/08/2016		1,000	998
Salomon Brothers AG for OAO Gazprom
10.500% due 10/21/2009		500	560
Sanmina-SCI Corp.
8.125% due 03/01/2016		3,125	3,062
SEACOR Holdings, Inc.
5.875% due 10/01/2012		500	482
SemGroup LP
8.750% due 11/15/2015		1,350	1,350
Seneca Gaming Corp.
7.250% due 05/01/2012		1,500	1,461
Sheraton Holding Corp.
7.375% due 11/15/2015		1,020	1,033
Sino-Forest Corp.
9.125% due 08/17/2011		1,000	1,035
Smurfit Capital Funding PLC
7.500% due 11/20/2025		1,500	1,373
Smurfit-Stone Container Enterprises, Inc.
9.750% due 02/01/2011		301	311
8.375% due 07/01/2012		6,700	6,365
Sonat, Inc.
7.625% due 07/15/2011		2,000	2,030
Southern Natural Gas Co.
6.700% due 10/01/2007		1,000	1,007
Spectrum Brands, Inc.
7.375% due 02/01/2015		1,826	1,493
Station Casinos, Inc.
6.500% due 02/01/2014		700	655
6.875% due 03/01/2016		3,000	2,813
Sungard Data Systems, Inc.
9.125% due 08/15/2013		2,500	2,606
Superior Essex Communications LLC
9.000% due 04/15/2012		1,000	1,020
Target Corp
4.875% due 05/15/2018		250	228
Tenet Healthcare Corp.
6.375% due 12/01/2011		300	269
7.375% due 02/01/2013		500	459
9.875% due 07/01/2014		750	754
9.250% due 02/01/2015		500	493
Time Warner, Inc.
6.750% due 04/15/2011		4,000	4,105
6.875% due 05/01/2012		2,625	2,716
7.700% due 05/01/2032		200	218
Triad Hospitals, Inc.
7.000% due 05/15/2012		500	500
7.000% due 11/15/2013		2,750	2,688
Trinity Industries, Inc.
6.500% due 03/15/2014		1,800	1,764
TRW Automotive, Inc.
9.375% due 02/15/2013		7,341	7,837
Tyco International Group S.A.
5.800% due 08/01/2006		4,000	4,001
6.750% due 02/15/2011		500	516
6.375% due 10/15/2011		445	455
UGS Corp.
10.000% due 06/01/2012		950	1,026
Union Pacific Corp.
6.700% due 12/01/2006		3,250	3,262
United Airlines, Inc.
6.201% due 09/01/2008		786	786
Vale Overseas Ltd.
6.250% due 01/11/2016		3,200	3,064
VWR International, Inc.
8.000% due 04/15/2014		1,500	1,464
Wal-Mart Stores, Inc.
4.125% due 02/15/2011		1,000	941
8.800% due 12/30/2014		500	593
Walt Disney Co.
6.375% due 03/01/2012		640	658
6.200% due 06/20/2014		500	509
Waste Management, Inc.
7.375% due 08/01/2010		900	950
7.650% due 03/15/2011		270	289
Williams Cos., Inc.
6.375% due 10/01/2010		2,500	2,450
7.625% due 07/15/2019		1,500	1,530
7.875% due 09/01/2021		5,000	5,100
7.500% due 01/15/2031		3,500	3,395
7.750% due 06/15/2031		115	114
Windstream Corp.
8.625% due 08/01/2016		2,300	2,363
Wyeth
6.450% due 02/01/2024		300	301
Wynn Las Vegas LLC
6.625% due 12/01/2014		4,800	4,548
Xerox Corp.
6.875% due 08/15/2011		3,000	2,996
6.400% due 03/15/2016		5,000	4,744
Young Broadcasting, Inc.
10.000% due 03/01/2011		1,150	1,029

			474,642

Utilities 10.2%
AES Corp.
8.750% due 05/15/2013		6,040	6,493
America Movil S.A. de C.V.
5.500% due 03/01/2014		3,380	3,131
5.750% due 01/15/2015		14,350	13,406
American Cellular Corp.
10.000% due 08/01/2011		1,425	1,507
AT&T Corp.
6.000% due 03/15/2009		260	261
9.050% due 11/15/2011		947	1,006
Boston Edison Co.
7.800% due 05/15/2010		500	536
British Telecommunications PLC
8.375% due 12/15/2010		2,240	2,462
Carolina Power & Light Co.
5.125% due 09/15/2013		750	717
Cincinnati Bell, Inc.
8.375% due 01/15/2014		4,200	4,158
7.000% due 02/15/2015		1,000	948
Citizens Communications Co.
6.250% due 01/15/2013		130	124
7.000% due 11/01/2025		400	333
9.000% due 08/15/2031		6,770	6,888
CMS Energy Corp.
7.500% due 01/15/2009		2,800	2,849
Constellation Energy Group, Inc.
7.000% due 04/01/2012		655	684
Dayton Power & Light Co.
5.125% due 10/01/2013		1,480	1,416
Dominion Resources, Inc.
5.750% due 05/15/2008		2,600	2,593
5.700% due 09/17/2012		260	255
Duke Energy Corp.
5.625% due 11/30/2012		225	223
Entergy Gulf States, Inc.
6.020% due 12/08/2008		3,500	3,505
5.631% due 12/01/2009		2,600	2,575
5.700% due 06/01/2015		100	94
FirstEnergy Corp.
5.500% due 11/15/2006		450	450
Florida Power Corp.
5.570% due 11/14/2008		5,000	5,007
Hawaiian Telcom Communications, Inc.
9.750% due 05/01/2013		450	460
Homer City Funding LLC
8.734% due 10/01/2026		1,475	1,645
Insight Midwest LP
9.750% due 10/01/2009		500	511
10.500% due 11/01/2010		1,250	1,309
IPALCO Enterprises, Inc.
8.375% due 11/14/2008		2,200	2,272
8.625% due 11/14/2011		4,125	4,393
KT Corp.
4.875% due 07/15/2015		3,000	2,717
MidAmerican Energy Holdings Co.
5.875% due 10/01/2012		300	298
Midwest Generation LLC
8.560% due 01/02/2016		378	397
8.750% due 05/01/2034		6,250	6,656
Mobile Telesystems Finance S.A.
8.000% due 01/28/2012		1,000	979
MSW Energy Holdings LLC
8.500% due 09/01/2010		900	932
Nevada Power Co.
5.875% due 01/15/2015		450	429
6.500% due 05/15/2018		7,500	7,350
New Cingular Wireless Services, Inc.
8.125% due 05/01/2012		2,175	2,396
Nextel Communications, Inc.
6.875% due 10/31/2013		3,000	3,021
7.375% due 08/01/2015		6,625	6,748
Nisource Finance Corp.
3.200% due 11/01/2006		1,437	1,425
5.764% due 11/23/2009		7,000	7,014
Northwest Pipeline Corp.
7.000% due 06/15/2016		5,000	4,994
NRG Energy, Inc.
7.250% due 02/01/2014		2,700	2,639
7.375% due 02/01/2016		5,500	5,376
Ohio Edison Co.
5.647% due 06/15/2009		1,500	1,491
Pedernales Electric Cooperative
5.952% due 11/15/2022		500	491
Progress Energy, Inc.
7.100% due 03/01/2011		3,715	3,879
7.000% due 10/30/2031		170	175
PSEG Energy Holdings LLC
10.000% due 10/01/2009		725	787
8.500% due 06/15/2011		1,200	1,266
PSEG Power LLC
3.750% due 04/01/2009		3,000	2,844
7.750% due 04/15/2011		1,000	1,071
6.950% due 06/01/2012		270	280
5.500% due 12/01/2015		900	850
Qwest Capital Funding, Inc.
7.250% due 02/15/2011		700	684
Qwest Corp.
8.875% due 03/15/2012		1,390	1,473
Ras Laffan Liquefied Natural Gas Co. Ltd.
3.437% due 09/15/2009		1,316	1,264
Reliant Energy, Inc.
9.500% due 07/15/2013		50	51
6.750% due 12/15/2014		2,725	2,521
Rogers Wireless, Inc.
7.250% due 12/15/2012		2,000	2,025
6.375% due 03/01/2014		500	479
Rural Cellular Corp.
9.875% due 02/01/2010		1,800	1,861
Sierra Pacific Power Co.
6.000% due 05/15/2016		1,700	1,625
South Point Energy Center LLC
8.400% due 05/30/2012		1,993	1,943
Sprint Capital Corp.
7.625% due 01/30/2011		500	533
Suncom Wireless, Inc.
8.500% due 06/01/2013		2,050	1,891
TECO Energy, Inc.
7.500% due 06/15/2010		1,300	1,333
6.750% due 05/01/2015		6,750	6,598
Telefonos de Mexico S.A. de C.V.
5.500% due 01/27/2015		1,850	1,703
Verizon Global Funding Corp.
5.300% due 08/15/2007		1,900	1,901
4.375% due 06/01/2013		500	452
Verizon New England, Inc.
6.500% due 09/15/2011		625	626
Verizon New York, Inc.
6.875% due 04/01/2012		25	25
Verizon Pennsylvania, Inc.
5.650% due 11/15/2011		500	486
Virginia Electric and Power Co.
4.750% due 03/01/2013		245	228

			168,418

Total Corporate Bonds & Notes (Cost $884,163)			863,333

MUNICIPAL BONDS & NOTES 0.1%
Connecticut State Housing Finance Authority Revenue Notes, Series 1997
6.880% due 11/15/2011		500	509
Kentucky State Property & Buildings Commission Revenue Notes, (MBIA Insured), Series 2003
5.020% due 10/01/2014		500	477
New York State Urban Development Corp. Revenue Notes, Series 2003
4.970% due 12/15/2012		500	480
San Antonio, Texas Electric & Gas Systems Revenue Notes, Series 2000
7.410% due 02/01/2021		500	559
Texas State General Obligation Notes, Series 1996
7.625% due 08/01/2011		500	501

Total Municipal Bonds & Notes (Cost $2,627)			2,526

U.S. GOVERNMENT AGENCIES 10.3%
Fannie Mae
3.000% due 08/25/2009		14	14
4.292% due 02/01/2035		895	882
5.000% due 12/01/2013 - 07/18/2021 (c)		8,748	8,437
5.211% due 03/01/2044		429	431
5.500% due 12/01/2032 - 07/13/2036 (c)		151,334	145,521
6.276% due 03/01/2011		426	434
6.500% due 08/01/2011		101	102
8.000% due 06/01/2008		101	103
Farm Credit Bank
7.500% due 11/29/2049		500	523
Federal Home Loan Bank
4.060% due 08/25/2009		338	325
Freddie Mac
4.000% due 04/15/2022		1,200	1,174
5.000% due 06/15/2013 - 09/15/2024 (c)		3,078	3,049
5.211% due 10/25/2044 - 02/25/2045 (c)		746	750
5.500% due 09/15/2017		648	644
6.500% due 02/15/2030 - 07/25/2043 (c)		31	31
Government National Mortgage Association
2.876% due 06/16/2012		778	765
3.956% due 09/16/2021		598	580
4.045% due 07/16/2020		767	744
4.385% due 08/16/2030		1,500	1,451
5.153% due 06/16/2023		535	530
6.569% due 09/16/2026		1,000	1,033
7.000% due 09/20/2007		13	13
8.000% due 11/15/2006 - 11/15/2007 (c)		15	15
9.000% due 10/15/2008 - 11/15/2008 (c)		7	8
9.250% due 12/20/2019 - 06/20/2021 (c)		23	25
9.500% due 07/15/2009 - 12/20/2020 (c)		13	14
10.000% due 07/15/2013		22	24
New Valley Generation
7.299% due 03/15/2019		850	939
Small Business Administration
4.340% due 03/01/2024		321	294
4.504% due 02/10/2014		152	143
5.886% due 09/01/2011		696	700
Small Business Administration Participation Certificates
5.130% due 09/01/2023		63	61

Total U.S. Government Agencies (Cost $172,828)			169,759

U.S. TREASURY OBLIGATIONS 0.2%
Treasury Inflation Protected Security (b)
2.000% due 07/15/2014		2,885	2,780

Total U.S. Treasury Obligations (Cost $2,958)			2,780

MORTGAGE-BACKED SECURITIES 1.2%
Bear Stearns Adjustable Rate Mortgage Trust
4.196% due 01/25/2034		103	102
4.678% due 01/25/2034		70	69
4.815% due 01/25/2034		33	32
Chase Commercial Mortgage Securities Corp.
7.631% due 07/15/2032		500	532
Citicorp Mortgage Securities, Inc.
5.500% due 10/25/2033		201	199
Countrywide Alternative Loan Trust
6.000% due 10/25/2032		9	9
Countrywide Home Loan Mortgage Pass-Through Trust
3.878% due 10/19/2032		42	42
5.088% due 05/25/2034		6	6
Credit Suisse Mortgage Capital Certificates
5.558% due 06/15/2015		5,000	4,917
General Electric Capital Assurance Co.
5.254% due 05/12/2035		1,000	962
GS Mortgage Securities Corp.
6.620% due 10/18/2030		442	448
JP Morgan Chase Commercial Mortgage Securities Corp.
5.506% due 12/12/2044		4,985	4,885
Mastr Adjustable Rate Mortgages Trust
5.063% due 11/25/2033		157	155
5.155% due 08/25/2034		312	303
Structured Asset Mortgage Investments, Inc.
5.542% due 05/25/2036		4,796	4,803
Vendee Mortgage Trust
6.000% due 12/15/2030		1,000	993
Washington Mutual, Inc.
5.592% due 12/25/2027		806	806
4.816% due 10/25/2032		8	8
5.009% due 02/27/2034		32	32

Total Mortgage-Backed Securities (Cost $19,515)			19,303

ASSET-BACKED SECURITIES 2.0%
ACE Securities Corp.
5.402% due 02/25/2036		937	938
Argent Securities, Inc.
5.462% due 12/25/2035		2,870	2,872
5.402% due 03/25/2036		1,442	1,443
Asset-Backed Funding Certificates
5.432% due 06/25/2035		114	114
California Infrastructure PG&E-1
6.420% due 09/25/2008		72	72
Chase Manhattan Auto Owner Trust
4.770% due 03/15/2008		300	299
CPL Transition Funding LLC
6.250% due 01/15/2017		750	777
Detroit Edison Securitization Funding LLC
6.420% due 03/01/2015		750	777
First NLC Trust
5.442% due 02/25/2036		2,799	2,801
Fremont Home Loan Trust
5.412% due 01/25/2036		1,567	1,568
GE-WMC Mortgage Securities LLC
5.422% due 01/25/2036		74	74
JCP&L Transition Funding LLC
6.160% due 06/15/2017		650	669
Long Beach Mortgage Loan Trust
5.412% due 01/25/2036		1,086	1,087
5.392% due 03/25/2036		1,210	1,210
Massachusetts RRB Special Purpose Trust
3.780% due 09/15/2010		750	735
MASTR Asset-Backed Securities Trust
5.432% due 11/25/2035		2,533	2,535
Morgan Stanley Capital I, Inc.
5.392% due 02/25/2036		2,821	2,821
Nelnet Student Loan Trust
5.174% due 08/23/2011		976	977
Park Place Securities, Inc.
5.432% due 08/25/2035		80	80
Public Service New Hampshire Funding LLC
5.730% due 11/01/2010		277	278
Residential Asset Mortgage Products, Inc.
5.161% due 02/25/2036		1,465	1,466
Residential Asset Securities Corp.
5.402% due 10/27/2024		1,196	1,197
5.297% due 07/25/2036		2,000	2,001
SLM Student Loan Trust
5.070% due 01/25/2013		3,799	3,800
Soundview Home Equity Loan Trust
5.432% due 05/25/2035		95	96
Structured Asset Securities Corp.
5.452% due 12/25/2035		1,327	1,328
West Penn Funding LLC Transition Bonds
6.980% due 12/26/2008		700	712

Total Asset-Backed Securities (Cost $32,746)			32,727

SOVEREIGN ISSUES 17.5%
Argentina Bonos
4.889% due 08/03/2012		12,500	10,400
Brazilian Government International Bond
10.000% due 08/07/2011		7,750	8,862
11.000% due 01/11/2012		15,275	18,254
10.250% due 06/17/2013		1,100	1,306
7.875% due 03/07/2015		5,640	5,919
8.000% due 01/15/2018		1,000	1,057
8.875% due 10/14/2019		8,400	9,379
8.875% due 04/15/2024		2,907	3,234
8.750% due 02/04/2025		2,830	3,113
10.125% due 05/15/2027		650	809
12.250% due 03/06/2030		3,335	4,902
8.250% due 01/20/2034		12,970	13,651
Chile Government International Bond
7.125% due 01/11/2012		1,157	1,218
5.500% due 01/15/2013		635	622
Colombia Government International Bond
9.750% due 04/23/2009		45	49
10.000% due 01/23/2012		941	1,068
10.750% due 01/15/2013		8,800	10,406
8.250% due 12/22/2014		5,000	5,275
11.750% due 02/25/2020		1,500	1,980
Croatia Government International Bond
5.625% due 07/31/2010		125	125
Ecuador Government International Bond
12.000% due 11/15/2012		510	523
9.000% due 08/15/2030		12,045	11,643
Guatemala Government Bond
10.250% due 11/08/2011		1,000	1,153
9.250% due 08/01/2013		1,845	2,062
Hong Kong Government International Bond
5.125% due 08/01/2014		4,200	4,022
Indonesia Government International Bond
6.875% due 03/09/2017		5,700	5,565
Korea Development Bank
5.001% due 10/20/2009		2,300	2,317
5.469% due 11/22/2012		7,500	7,514
5.750% due 09/10/2013		385	380
Korea Highway Corp.
4.875% due 04/17/2014		1,540	1,426
5.125% due 05/20/2015		750	698
Malaysia Government International Bond
8.750% due 06/01/2009		255	275
7.500% due 07/15/2011		899	959
Mexico Government International Bond
9.875% due 02/01/2010		115	130
6.375% due 01/16/2013		1,410	1,417
5.875% due 01/15/2014		5,750	5,592
11.375% due 09/15/2016		30	41
8.125% due 12/30/2019		1,145	1,297
8.000% due 09/24/2022		45	50
11.500% due 05/15/2026		1,000	1,477
8.300% due 08/15/2031		4,868	5,635
7.500% due 04/08/2033		530	564
Pakistan Government International Bond
7.125% due 03/31/2016		3,600	3,294
Panama Government International Bond
9.625% due 02/08/2011		442	493
9.375% due 07/23/2012		1,843	2,064
7.250% due 03/15/2015		2,325	2,360
8.875% due 09/30/2027		500	569
9.375% due 04/01/2029		75	89
6.700% due 01/26/2036		6,424	5,910
Peru Government International Bond
9.125% due 02/21/2012		1,586	1,760
9.875% due 02/06/2015		447	525
5.000% due 03/07/2017		3,145	3,021
8.750% due 11/21/2033		1,000	1,117
Poland Government International Bond
4.000% due 10/27/2024		55	47
Republic of Korea
4.875% due 09/22/2014		2,100	1,956
Russia Government International Bond
11.000% due 07/24/2018		500	692
12.750% due 06/24/2028		500	846
5.000% due 03/31/2030		53,126	56,662
South Africa Government International Bond
9.125% due 05/19/2009		750	806
7.375% due 04/25/2012		2,730	2,846
6.500% due 06/02/2014		7,500	7,500
Ukraine Government International Bond
11.000% due 03/15/2007		187	191
8.235% due 08/05/2009		1,700	1,783
6.875% due 03/04/2011		780	765
7.650% due 06/11/2013		1,725	1,738
Venezuela Government International Bond
5.375% due 08/07/2010		6,000	5,685
5.614% due 04/20/2011		1,500	1,493
10.750% due 09/19/2013		1,980	2,367
8.500% due 10/08/2014		2,000	2,120
9.250% due 09/15/2027		14,240	16,839
9.375% due 01/13/2034		6,100	7,168

Total Sovereign Issues (Cost $284,641)			289,075

FOREIGN CURRENCY-DENOMINATED ISSUES (h) 8.5%
Altadis Finance BV
5.125% due 10/02/2013	EUR	3,400	4,404
Argentina Bonos
2.000% due 09/30/2014	ARS	7,000	2,179
Banque Centrale de Tunisie
6.250% due 02/20/2013	EUR	2,820	3,889
BNP Paribas Capital Trust VI
5.868% due 01/29/2049		4,870	6,629
Deutsche Telekom International Finance BV
8.125% due 05/29/2012		2,334	3,516
El Paso Corp.
7.125% due 05/06/2009		600	797
Enterprise Inns PLC
6.500% due 12/06/2018	GBP	900	1,767
France Telecom S.A.
6.750% due 03/14/2008	EUR	2,414	3,231
Gaz Capital
7.800% due 09/27/2010		3,500	4,951
Gaz Capital for Gazprom
5.875% due 06/01/2015		4,000	5,203
HBOS Capital Funding LP
6.461% due 11/29/2049	GBP	1,560	3,037
HBOS PLC
4.875% due 03/29/2049	EUR	3,480	4,457
HSBC Holdings PLC
5.375% due 12/20/2012		2,298	3,101
International Endesa BV
6.125% due 07/05/2012	GBP	1,080	2,067
JSG Funding PLC
10.125% due 10/01/2012	EUR	2,000	2,801
JSG Holding PLC
5.471% due 11/29/2013		229	295
5.698% due 11/29/2014		73	93
5.800% due 11/29/2014		63	81
5.831% due 11/29/2014		94	121
5.966% due 11/29/2014		126	162
5.971% due 11/29/2014		229	296
JSG Packaging
5.331% due 11/19/2013		566	727
5.198% due 11/29/2013		73	93
5.206% due 11/29/2013		63	81
5.216% due 11/29/2013		63	81
5.331% due 11/29/2013		94	121
5.413% due 11/29/2013		63	81
5.831% due 11/29/2014		566	727
Lecta Group Term B
5.297% due 03/13/2009		2,500	3,206
Lighthouse International Co. S.A.
8.000% due 04/30/2014		3,000	4,063
Mitchells & Butlers Finance PLC
6.469% due 09/15/2032	GBP	1,700	3,538
Nordic Telephone
5.207% due 11/30/2013	EUR	2,100	2,715
5.707% due 11/30/2014		2,100	2,726
Republic of Germany
4.750% due 07/04/2028		7,900	10,706
Rogers Cable, Inc.
7.250% due 12/15/2011	CAD	3,000	2,728
Rogers Wireless, Inc.
7.625% due 12/15/2011		500	464
Royal Bank of Scotland PLC
6.000% due 06/29/2049	GBP	1,620	3,071
Satbirds Finance SARL
1.167% due 04/04/2012	EUR	4,000	5,111
Shaw Communications, Inc.
7.500% due 11/20/2013	CAD	1,000	930
South Africa Government International Bond
5.250% due 05/16/2013	EUR	1,050	1,363
Sumitomo Mitsui Banking Corp.
4.375% due 10/27/2014		3,500	4,495
Telecom Italia Finance S.A.
6.575% due 07/30/2009		4,870	6,625
Telefonos de Mexico S.A. de C.V.
8.750% due 01/31/2016	MXN	99,600	8,430
Telenet Communications NV
9.000% due 12/15/2013	EUR	2,241	3,153
Ukraine Government International Bond
10.000% due 03/15/2007		3,762	4,947
UPC Broadband Holding BV
5.507% due 03/31/2013		2,100	2,684
5.509% due 12/31/2013		2,100	2,686
Valentia Telecommunications Ltd.
7.250% due 08/15/2013		2,225	3,116
Veolia Environnement
4.875% due 05/28/2013		3,460	4,482
Weather Investments SARL
4.955% due 06/17/2012		2,100	2,671
Wind Acquisitions SARL
5.634% due 06/17/2013		1,050	1,348
6.134% due 06/17/2014		1,050	1,355

Total Foreign Currency-Denominated Issues (Cost $140,386)			141,601

		Notional Amount (000s)
PURCHASED CALL OPTIONS 0.0%
2-Year Interest Rate Swap (OTC) Pay 3-Month USD-LIBOR Floating Rate Index
Strike @ 4.750% Exp. 08/07/2006		$99,200	0
		# of Contracts
90-Day Eurodollar September Futures (CME)
Strike @ $94.750 Exp. 09/18/2006		450	11

Total Purchased Call Options (Cost $484)			11

PURCHASED PUT OPTIONS 0.0%
90-Day Eurodollar June Futures (CME)
Strike @ $91.250 Exp. 06/18/2007		1,027	7
90-Day Eurodollar March Futures (CME)
Strike @ $92.000 Exp. 03/19/2007		828	5
Strike @ $92.250 Exp. 03/19/2007		1,483	9
90-Day Eurodollar September Futures (CME)
Strike @ $94.000 Exp. 09/18/2006		450	3

Total Purchased Put Options (Cost $36)			24

		Principal Amount (000s)
CONVERTIBLE BONDS & NOTES 0.5%
Georgia-Pacific Corp.
6.726% due 12/20/2012		$361	364
6.880% due 12/20/2012		7,619	7,613

			7,977

Total Convertible Bonds & Notes (Cost $7,980)			7,977

		Shares
PREFERRED STOCK 0.1%
Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008		1,335	1,358

Total Preferred Stock (Cost $1,437)			1,358

		Principal Amount (000s)
SHORT-TERM INSTRUMENTS 11.3%
Commercial Paper 8.8%
Danske Corp.
5.080% due 08/24/2006		$4,900	4,864
Dexia Delaware LLC
5.020% due 08/01/2006		42,600	42,428
Societe Generale N.A.
5.055% due 08/15/2006		48,700	48,406
5.050% due 08/16/2006		4,300	4,273
UBS Finance Delaware LLC
4.985% due 08/18/2006		46,500	46,204

			146,175

Repurchase Agreement 1.9%
Lehman Brothers, Inc.
4.600% due 07/03/2006	32,000	32,000
(Dated 06/30/2006. Collateralized by U.S. Treasury Bonds 8.875% due 08/15/2017 valued at $32,739. Repurchase proceeds are $32,012.)

Tri-Party Repurchase Agreements 0.1%
State Street Bank
4.900% due 07/03/2006	1,168	1,168
(Dated 06/30/2006. Collateralized by Federal Home Loan Bank 3.375% due 02/23/2007 valued at $35 and U.S. Treasury Bonds 8.750% due 05/15/2017 valued at $1,192. Repurchase proceeds are $1,198.)
U.S. Treasury Bill 0.5%

4.798% due 09/14/2006 (d)(e)	7,975	7,885

Total Short-Term Instruments (Cost $187,240)		187,228

Total Investments (a) 105.4% (Cost $1,763,001)		$1,743,367
Written Options (g) (0.0%) (Premiums $638)		(127)
Other Assets and Liabilities (Net) (5.4%)		(89,858)

Net Assets 100.0%		$1,653,382

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) As of June 30, 2006, portfolio securities with an aggregate market value of $25,018 were valued in good faith and pursuant to guidelines established by the Board of Trustees.

(b) Principal amount of security is adjusted for inflation.

(c) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d) Securities with an aggregate market value of $2,225 have been pledged as collateral for swap and swaption contracts on June 30, 2006.

(e) Securities with an aggregate market value of $5,661 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	823	$(1,584)
90-Day Eurodollar December Futures	Long	12/2007	683	(721)
90-Day Eurodollar December Futures	Short	12/2008	15	18
90-Day Eurodollar June Futures	Long	06/2007	1,643	(1,942)
90-Day Eurodollar June Futures	Short	06/2008	15	18
90-Day Eurodollar March Futures	Long	03/2007	406	(657)
90-Day Eurodollar March Futures	Long	03/2008	446	(418)
90-Day Eurodollar September Futures	Long	09/2006	1,897	(2,957)
90-Day Eurodollar September Futures	Long	09/2007	683	(751)
90-Day Eurodollar September Futures	Short	09/2008	15	18
Euro-Bund 10-Year Note September Futures	Long	09/2006	349	(259)
U.S. Treasury 10-Year Note September Futures	Long	09/2006	55	(40)

				$(9,275)

(f) Swap agreements outstanding on June 30, 2006:

Interest	Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
J.P. Morgan Chase & Co.	BRL-CDI-Compounded	Pay	15.370%	01/02/2009	BRL	15,000	$136
J.P. Morgan Chase & Co.	BRL-CDI-Compounded	Pay	16.230%	01/02/2009		12,000	234
Citibank N.A.	6-month EUR-LIBOR	Pay	4.000%	06/17/2010	EUR	40,200	(1,624)
Morgan Stanley Dean Witter & Co.	6-month EUR-LIBOR	Receive	4.000%	12/15/2011		11,700	89
UBS Warburg LLC	6-month JPY-LIBOR	Receive	2.000%	12/15/2015	JPY	3,580,000	299
Barclays Bank PLC	KSDA South Korea Daily Closing of 3-month CD	Pay	5.060%	01/17/2011	KRW	5,100,000	67
J.P. Morgan Chase & Co.	1-month MXN-LIBOR	Pay	8.410%	04/17/2009	MXN	82,700	(23)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		$43,350	536
J.P. Morgan Chase & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2011		16,400	(44)

							$(330)

Credit	Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/ Receive Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Dean Witter & Co.	Dow Jones iTraxx Europe 4 Index	Sell	0.350%	12/20/2010	EUR	43,600	$250
Barclays Bank PLC	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.880%	04/20/2011		$11,500	(79)
Barclays Bank PLC	Dow Jones CDX N.A. IG4 Index	Buy	(0.650%)	06/20/2015		12,900	(67)
Barclays Bank PLC	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	1.200%	04/20/2016		3,900	(57)
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.350%	06/20/2007		6,300	46
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.480%	06/20/2009		4,000	(91)
BNP Paribas Bank	Wachovia Corp. 5.625% due 12/15/2008	Sell	0.160%	06/20/2011		17,200	26
Credit Suisse First Boston	Citizens Communications Co. 9.250% due 05/15/2011	Buy	(0.720%)	03/20/2008		1,000	(5)
Credit Suisse First Boston	Citizens Communications Co. 9.250% due 05/15/2011	Sell	1.910%	03/20/2011		3,000	71
Credit Suisse First Boston	Citizens Communications Co. 9.250% due 05/15/2011	Buy	(2.290%)	03/20/2013		2,000	(51)
Deutsche Bank AG	NAK Naftogaz Ukrainy 8.125% due 09/30/2009	Sell	4.200%	05/20/2009		1,000	122
Deutsche Bank AG	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.850%	06/20/2011		7,200	63
Deutsche Bank AG	Dow Jones CDX N.A. IG6 Index	Sell	0.400%	06/20/2011		17,000	(26)
Deutsche Bank AG	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.840%	06/20/2011		23,500	62
Goldman Sachs & Co.	Dow Jones CDX N.A. HY5 Index	Sell	2.500%	12/20/2010		4,878	70
Goldman Sachs & Co.	Dow Jones CDX N.A. IG5 Index	Sell	0.450%	12/20/2010		15,000	39
Goldman Sachs & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.000%	09/04/2013		810	109
Goldman Sachs & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.950%	09/05/2013		350	46
Goldman Sachs & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.750%	09/17/2013		200	24
Goldman Sachs & Co.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	2.050%	09/20/2013		210	14
J.P. Morgan Chase & Co.	Dow Jones CDX N.A. EM2 Index	Sell	2.600%	12/20/2009		3,300	177
J.P. Morgan Chase & Co.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%	06/20/2010		6,900	385
J.P. Morgan Chase & Co.	Dow Jones CDX N.A. HY5 Index	Sell	2.500%	12/20/2010		9,756	139
J.P. Morgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.420%	04/20/2011		18,000	(112)
J.P. Morgan Chase & Co.	Dow Jones CDX N.A. HY6 Index	Sell	3.000%	06/20/2011		10,000	(56)
J.P. Morgan Chase & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.150%	08/19/2013		200	29
J.P. Morgan Chase & Co.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%	03/20/2016		650	(7)
Lehman Brothers, Inc.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%	06/20/2010		3,000	163
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG5 Index	Buy	(0.450%)	12/20/2010		0	0
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG5 Index	Buy	(0.450%)	12/20/2010		60,900	(130)
Lehman Brothers, Inc.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.750%	04/20/2011		9,200	7
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	1.050%	04/20/2011		6,000	(60)
Lehman Brothers, Inc.	Telefonos de Mexico S.A. de C.V. 4.500% due 11/19/2008	Buy	(0.550%)	04/20/2011		9,200	29
Lehman Brothers, Inc.	Bank of America Corp. 7.400% due 01/15/2011	Sell	0.170%	06/20/2011		4,200	11
Lehman Brothers, Inc.	Citigroup, Inc. 7.250% due 10/01/2010	Sell	0.170%	06/20/2011		7,300	18
Lehman Brothers, Inc.	Dow Jones CDX N.A. EM5 Index	Sell	1.350%	06/20/2011		45,000	(576)
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY6 Index	Sell	3.000%	06/20/2011		12,700	(158)
Lehman Brothers, Inc.	JPMorgan Chase & Co. 6.750% due 02/01/2011	Sell	0.220%	06/20/2011		5,600	(3)
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG4 Index	Sell	0.650%	06/20/2015		1,500	30
Merrill Lynch & Co., Inc.	Citizens Communications Co. 9.250% due 05/15/2011	Buy	(0.750%)	03/20/2008		1,000	(5)
Merrill Lynch & Co., Inc.	Citizens Communications Co. 9.250% due 05/15/2011	Sell	1.950%	03/20/2011		3,000	74
Merrill Lynch & Co., Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.850%	06/20/2011		1,800	16
Merrill Lynch & Co., Inc.	NAK Naftogaz Ukrainy 8.125% due 09/30/2009	Sell	5.500%	07/20/2011		5,000	5
Merrill Lynch & Co., Inc.	Citizens Communications Co. 9.250% due 05/15/2011	Buy	(2.310%)	03/20/2013		2,000	(53)
Merrill Lynch & Co., Inc.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.310%	01/21/2014		4,500	434
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.450%	06/20/2007		4,300	36
Morgan Stanley Dean Witter & Co.	Mexico Government International Bond 11.500% due 05/15/2026	Sell	1.280%	02/20/2009		900	23
Morgan Stanley Dean Witter & Co.	JC Penney Co., Inc. 8.000% due 03/01/2010	Sell	0.720%	03/20/2011		5,000	55
Morgan Stanley Dean Witter & Co.	Citigroup, Inc. 7.250% due 10/01/2010	Sell	0.163%	06/20/2011		12,000	25
Morgan Stanley Dean Witter & Co.	Mexico Government International Bond 11.500% due 05/15/2026	Sell	2.170%	09/20/2013		120	9
Morgan Stanley Dean Witter & Co.	Mexico Government International Bond 11.500% due 05/15/2026	Sell	2.070%	09/20/2013		490	34
Morgan Stanley Dean Witter & Co.	Mexico Government International Bond 11.500% due 05/15/2026	Sell	2.070%	09/20/2013		40	3
UBS Warburg LLC	Bank of America Corp. 7.400% due 01/15/2011	Sell	0.160%	06/20/2011		12,000	24
UBS Warburg LLC	JPMorgan Chase & Co. 6.750% due 02/01/2011	Sell	0.210%	06/20/2011		12,000	(12)

							$1,120

+	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

(g)	Written options outstanding on June 30, 2006:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$108.000	08/25/2006	500	$69	$16
Call - CME 90-Day Eurodollar September Futures	94.875	09/18/2006	900	121	11
Put - CBOT U.S. Treasury 10-Year Note September Futures	103.000	08/25/2006	500	69	70

				$259	$97

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.780%	08/07/2006	$42,700	$349	$0

Credit	Default Swaptions

Counterparty	Reference Entity	Buy/Sell Protection+	Pay/Receive Fixed Rate	Expiration Date	Notional Amount	Premium	Value
Morgan Stanley Dean Witter & Co.	British Telecomuunications Public Limited. Co. 7.12500% due 12/15/2011	Sell	0.200%	06/20/2008	$5,600	$30	$30

(h) Forward foreign currency contracts outstanding on June 30, 2006:

Type		Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation )	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	8,267	07/2006	$236	$0	$236
Sell		8,268	07/2006	0	(213)	(213)
Buy		2,086	08/2006	26	0	26
Buy		8,268	09/2006	213	0	213
Sell	CAD	4,500	07/2006	46	0	46
Buy	CLP	1,935,085	07/2006	0	(78)	(78)
Sell		1,935,084	07/2006	0	(25)	(25)
Buy		396,763	08/2006	0	(9)	(9)
Buy		1,935,084	09/2006	26	0	26
Buy	CNY	2,189	09/2006	0	(3)	(3)
Buy		296,148	03/2007	0	(236)	(236)
Buy		29,232	05/2007	0	(22)	(22)
Buy	EUR	356	07/2006	8	0	8
Sell		97,823	07/2006	0	(2,156)	(2,156)
Buy		9,600	11/2006	22	0	22
Sell	GBP	6,996	07/2006	0	(48)	(48)
Sell	HUF	2,546,400	11/2006	940	0	940
Buy	INR	113,071	08/2006	0	(67)	(67)
Buy		15,704	09/2006	0	(7)	(7)
Buy		8,564	11/2006	0	(4)	(4)
Buy	JPY	3,905,055	08/2006	3	(195)	(192)
Buy	KRW	592,800	07/2006	20	0	20
Sell		592,800	07/2006	0	(7)	(7)
Buy		322,090	08/2006	6	0	6
Buy		3,050,230	09/2006	71	0	71
Buy	MXN	42,766	08/2006	0	(263)	(263)
Buy		14,496	09/2006	0	(75)	(75)
Buy	PEN	12,535	08/2006	33	0	33
Sell		12,535	08/2006	0	(143)	(143)
Buy		810	09/2006	5	0	5
Sell		810	09/2006	0	(9)	(9)
Buy	PLN	650	08/2006	0	(1)	(1)
Buy		955	09/2006	3	0	3
Buy		12,138	11/2006	0	(100)	(100)
Buy	RUB	18,920	07/2006	30	0	30
Sell		18,920	07/2006	0	(6)	(6)
Buy		13,240	08/2006	24	0	24
Buy		126,228	09/2006	131	0	131
Buy		166,957	02/2007	276	0	276
Buy	SGD	475	07/2006	6	0	6
Sell		475	07/2006	0	(3)	(3)
Buy		4,920	08/2006	71	0	71
Buy		872	09/2006	8	0	8
Buy	SKK	15,972	08/2006	18	0	18
Buy		126,217	09/2006	116	0	116
Buy	TWD	15,423	08/2006	0	(6)	(6)
Buy		7,674	09/2006	0	(2)	(2)
Buy	ZAR	1,173	08/2006	0	(28)	(28)
Buy		9,928	11/2006	0	(220)	(220)

				$2,338	$(3,926)	$(1,588)

See accompanying notes

Schedule of Investments

Emerging Markets Bond Fund

June 30, 2006 (Unaudited)

		Principal Amount (000s)	Value (000s)
ARGENTINA 0.4%
Argentina Bonos
4.889% due 08/03/2012		$9,950	$8,278

Total Argentina (Cost $8,248)			8,278

BERMUDA 0.0%
Noble Group Ltd.
6.625% due 03/17/2015		$1,000	867

Total Bermuda (Cost $943)			867

BRAZIL (f) 20.0%
Braskem S.A.
12.500% due 11/05/2008		$500	555
Brazilian Government International Bond
10.000% due 08/07/2011		6,180	7,067
11.000% due 01/11/2012		9,844	11,764
8.500% due 09/24/2012	EUR	13,600	19,896
10.250% due 06/17/2013		$7,500	8,906
10.500% due 07/14/2014		65,230	78,700
7.875% due 03/07/2015		7,550	7,924
8.000% due 01/15/2018		6,444	6,815
8.875% due 10/14/2019		25,375	28,331
12.750% due 01/15/2020		3,750	5,334
8.875% due 04/15/2024		21,160	23,535
8.750% due 02/04/2025		23,075	25,382
10.125% due 05/15/2027		42,810	53,299
12.250% due 03/06/2030		17,365	25,527
8.250% due 01/20/2034		50,480	53,130
11.000% due 08/17/2040		71,276	88,471
Centrais Eletricas Brasileiras S.A.
7.750% due 11/30/2015		2,000	1,965
Cia de Saneamento Basico do Estado de Sao Paulo
12.000% due 06/20/2008		8,925	9,695
CSN Islands Corp.
10.750% due 09/12/2008		9,975	10,723
9.750% due 12/16/2013		9,000	9,607
Vale Overseas Ltd.
8.250% due 01/17/2034		750	813

Total Brazil (Cost $438,161)			477,439

BULGARIA 0.0%
Bulgaria Government International Bond
8.250% due 01/15/2015		$150	170

Total Bulgaria (Cost $181)			170

CAYMAN ISLANDS 0.3%
Sino-Forest Corp.
9.125% due 08/17/2011		$5,700	5,899

Total Cayman Islands (Cost $6,099)			5,899

CHILE 0.8%
AES Gener S.A.
7.500% due 03/25/2014		$1,000	1,005
Banco Santander Chile
5.375% due 12/09/2014		3,000	2,858
Chile Government International Bond
5.526% due 01/28/2008		24	24
7.125% due 01/11/2012		1,740	1,831
5.500% due 01/15/2013		1,815	1,779
Corporacion Nacional del Cobre de Chile - DODELCO
5.625% due 09/21/2035		4,800	4,311
Empresa Nacional de Electricidad S.A.
8.350% due 08/01/2013		5,800	6,254

Total Chile (Cost $19,113)			18,062

CHINA 0.7%
China Development Bank
5.000% due 10/15/2015		$1,000	935
Export-Import Bank of China
5.250% due 07/29/2014		12,910	12,370
Panva Gas Holdings Ltd.
8.250% due 09/23/2011		3,900	3,927

Total China (Cost $17,896)			17,232

COLOMBIA 2.6%
Colombia Government International Bond
10.000% due 01/23/2012		$3,150	3,575
10.750% due 01/15/2013		17,035	20,144
8.250% due 12/22/2014		29,030	30,627
11.750% due 02/25/2020		6,300	8,316

Total Colombia (Cost $65,495)			62,662

ECUADOR 4.0%
Ecuador Government International Bond
9.000% due 08/15/2030		$99,162	95,729

Total Ecuador (Cost $82,215)			95,729

EGYPT 0.3%
Petroleum Export Ltd.
5.265% due 06/15/2011		$8,138	7,911

Total Egypt (Cost $8,004)			7,911

EL SALVADOR 0.6%
AES El Salvador Trust
6.750% due 02/01/2016		$10,260	9,503
El Salvador Government International Bond
8.500% due 07/25/2011		4,515	4,876

Total El Salvador (Cost $14,977)			14,379

GUATEMALA 0.4%
Guatemala Government Bond
10.250% due 11/08/2011		$771	889
9.250% due 08/01/2013		7,581	8,472

Total Guatemala (Cost $9,795)			9,361

HONG KONG 0.0%
Hong Kong Government International Bond
5.125% due 08/01/2014		$250	239

Total Hong Kong (Cost $248)			239

INDIA 0.3%
Vedanta Resources PLC
6.625% due 02/22/2010		$7,000	6,702

Total India (Cost $6,840)			6,702

INDONESIA 0.8%
Indonesia Government International Bond
6.875% due 03/09/2017		$20,500	20,013

Total Indonesia (Cost $20,328)			20,013

KAZAKHSTAN 1.1%
ATF Bank
9.000% due 05/11/2016		$3,325	3,275
Intergas Finance BV
6.875% due 11/04/2011		1,000	995
Kazkommerts International BV
7.000% due 11/03/2009		3,500	3,467
8.500% due 04/16/2013		1,500	1,541
Tengizchevroil Finance Co.
6.124% due 11/15/2014		16,695	16,211

Total Kazakhstan (Cost $26,149)			25,489

MALAYSIA 1.4%
Petroliam Nasional Bhd.
7.750% due 08/15/2015		$1,690	1,892
Petronas Capital Ltd.
7.000% due 05/22/2012		19,460	20,407
7.875% due 05/22/2022		3,000	3,445
TNB Capital L Ltd.
5.250% due 05/05/2015		1,400	1,318
TNB Capital Ltd.
5.250% due 05/05/2015		6,900	6,508

Total Malaysia (Cost $35,024)			33,570

MEXICO (f) 12.2%
America Movil S.A. de C.V.
5.500% due 03/01/2014		$500	463
5.750% due 01/15/2015		4,200	3,924
Cablemas S.A. de C.V.
9.375% due 11/15/2015		3,000	3,105
Grupo Transportacion Ferroviaria Mexicana S.A. de C.V.
9.375% due 05/01/2012		3,850	4,119
12.500% due 06/15/2012		1,000	1,107
Mexico Government International Bond
5.750% due 01/13/2009		24	24
6.625% due 03/03/2015		6,832	6,934
8.125% due 12/30/2019		36,715	41,580
8.000% due 09/24/2022		26,180	29,256
11.500% due 05/15/2026		10,000	14,775
8.300% due 08/15/2031		22,950	26,565
7.500% due 04/08/2033		14,725	15,682
Pemex Finance Ltd.
9.030% due 02/15/2011		60	64
Pemex Project Funding Master Trust
9.375% due 12/02/2008		500	538
9.125% due 10/13/2010		4,565	5,010
8.000% due 11/15/2011		8,500	9,006
7.375% due 12/15/2014		13,649	14,120
5.750% due 12/15/2015		52,450	48,372
9.250% due 03/30/2018		11,877	13,807
8.625% due 02/01/2022		40,033	44,857
6.625% due 06/15/2035		7,250	6,570
Telefonos de Mexico S.A. de C.V.
5.500% due 01/27/2015		1,000	920
8.750% due 01/31/2016	MXN	10,000	846
United Mexican States Value Recovery Right
0.000% due 06/30/2007		$18,575	492

Total Mexico (Cost $296,655)			292,136

MOROCCO 0.1%
Kingdom of Morocco
4.813% due 01/05/2009		$2,728	2,714

Total Morocco (Cost $2,677)			2,714

NETHERLANDS 0.1%
HSBK Europe BV
7.750% due 05/13/2013		$2,450	2,449

Total Netherlands (Cost $2,444)			2,449

PAKISTAN 0.4%
Pakistan Government International Bond
7.125% due 03/31/2016		$11,485	10,509

Total Pakistan (Cost $11,418)			10,509

PANAMA 2.6%
Panama Government International Bond
9.625% due 02/08/2011		$20,439	22,790
9.375% due 07/23/2012		13,473	15,090
5.563% due 07/17/2014		986	991
7.125% due 01/29/2026		20,025	19,424
6.700% due 01/26/2036		4,158	3,825

Total Panama (Cost $63,378)			62,120

PERU 2.5%
Peru Government International Bond
9.125% due 02/21/2012		$6,401	7,105
9.875% due 02/06/2015		2,350	2,761
5.000% due 03/07/2017		37,451	35,943
8.750% due 11/21/2033		4,795	5,358
Southern Copper Corp.
6.375% due 07/27/2015		1,000	961
7.500% due 07/27/2035		7,300	7,006

Total Peru (Cost $55,682)			59,134

QATAR 0.0%
Ras Laffan Liquefied Natural Gas Co. Ltd.
3.437% due 09/15/2009		$592	569

Total Qatar (Cost $582)			569

RUSSIA (f) 12.3%
Gaz Capital
8.625% due 04/28/2034		$4,900	5,635
Gaz Capital for Gazprom
5.875% due 06/01/2015	EUR	7,550	9,821
Gazinvest Luxembourg S.A. for Gazprombank
7.250% due 10/30/2008		$6,100	6,185
Gazprom International S.A.
7.201% due 02/01/2020		14,750	14,976
GPB Eurobond Finance PLC for Gazprombank
6.500% due 09/23/2015		5,200	4,852
Mobile Telesystems Finance S.A.
8.375% due 10/14/2010		1,000	1,005
8.000% due 01/28/2012		3,500	3,426
Morgan Stanley Bank AG for OAO Gazprom
9.625% due 03/01/2013		62,930	72,237
OAO Rosneft Oil Co.
6.131% due 12/30/2008		$25,000	24,988
RSHB Capital S.A. for OJSC Russian Agricultural Bank
7.175% due 05/16/2013		4,900	4,869
Russia Government International Bond
11.000% due 07/24/2018		2,700	3,736
12.750% due 06/24/2028		13,275	22,452
5.000% due 03/31/2030		110,228	117,563
Salomon Brothers AG
9.125% due 04/25/2007		1,000	1,025
UBS Luxembourg S.A. for OJSC Vimpel Communications
8.375% due 10/22/2011		450	451
UBS Luxembourg S.A. for Sberbank
6.230% due 02/11/2015		1,000	982

Total Russia (Cost $273,387)			294,203

SOUTH AFRICA (f) 1.7%
South Africa Government International Bond
8.375% due 10/17/2006		$1,000	1,007
9.125% due 05/19/2009		5,690	6,117
7.375% due 04/25/2012		6,250	6,516
5.250% due 05/16/2013	EUR	12,160	15,779
6.500% due 06/02/2014		$9,750	9,750
8.500% due 06/23/2017		2,140	2,424

Total South Africa (Cost $40,453)			41,593

SOUTH KOREA 0.0%
Republic of Korea
4.875% due 09/22/2014		$1,100	1,025

Total South Korea (Cost $1,039)			1,025

TUNISIA (f) 1.3%
Banque Centrale de Tunisie
4.750% due 04/07/2011	EUR	450	578
7.375% due 04/25/2012		$20,212	21,122
4.500% due 06/22/2020	EUR	5,500	6,345
8.250% due 09/19/2027		$1,680	1,915

Total Tunisia (Cost $30,927)			29,960

UKRAINE (f) 3.6%
Dresdner Bank AG for Kyivstar GSM
10.375% due 08/17/2009		$800	847
7.750% due 04/27/2012		1,500	1,450
Ukraine Government International Bond
11.000% due 03/15/2007		5,986	6,112
7.343% due 08/05/2009		18,095	18,977
8.235% due 08/05/2009		5,850	6,157
6.875% due 03/04/2011		33,350	32,754
7.650% due 06/11/2013		16,685	16,819
4.950% due 10/13/2015	EUR	2,800	3,128

Total Ukraine (Cost $87,147)			86,244

UNITED STATES 1.6%
U.S. Government Agencies 1.6%
U.S. Treasury Note
4.625% due 02/29/2008		39,500	39,153

Total United States (Cost $70,870)			39,153

VENEZUELA 7.5%
Venezuela Government International Bond
5.375% due 08/07/2010		$36,800	34,868
6.090% due 04/20/2011		16,450	16,368
10.750% due 09/19/2013		18,080	21,615
8.500% due 10/08/2014		2,000	2,120
7.000% due 12/01/2018		5,000	4,713
6.000% due 12/09/2020		32,850	28,087
7.650% due 04/21/2025		3,500	3,439
9.250% due 09/15/2027		33,505	39,620
9.375% due 01/13/2034		23,650	27,789
Venezuela Government Value Recovery Right
0.000% due 04/15/2020		4	122

Total Venezuela (Cost $175,657)			178,741

VIETNAM 0.0%
Socialist Republic of Vietnam
6.875% due 01/15/2016		$1,000	996

Total Vietnam (Cost $983)			996

PURCHASED PUT OPTIONS 0.0%
90-Day Eurodollar December Futures (CME)
Strike @ $92.750 Exp. 12/18/2006		$5,107	32
Strike @ $93.000 Exp. 12/18/2006		80	1
90-Day Eurodollar March Futures (CME)
Strike @ $92.250 Exp. 03/19/2007		4,221	26

Total Purchased Put Options (Cost $89)			59

SHORT-TERM INSTRUMENTS 23.0%
Certificates of Deposit 2.7%
Wells Fargo Bank N.A.
5.280% due 07/11/2006		$65,000	65,000

Commercial Paper 18.2%
Bank of Ireland
4.985% due 07/25/2006		80,000	79,756
Barclays U.S. Funding Corp.
4.890% due 07/05/2006		28,200	28,192
Danske Corp.
5.280% due 07/17/2006		66,100	65,964
Rabobank USA Financial Corp.
5.250% due 07/03/2006		19,100	19,100
Skandinaviska Enskilda Banken
5.000% due 07/27/2006		27,100	27,010
Societe Generale N.A.
5.250% due 07/05/2006		66,100	66,081
5.260% due 07/05/2006		5,700	5,698
TotalFinaElf Captial S.A.
5.270% due 07/03/2006		66,000	66,000
UBS Finance Delaware LLC
5.050% due 07/05/2006		13,900	13,896
5.095% due 09/22/2006		66,200	65,371

			437,068

Repurchase Agreement 1.4%
Lehman Brothers, Inc.
4.600% due 07/03/2006		33,000	33,000
(Dated 06/30/2006. Collateralized by U.S. Treasury Bonds 8.125% due 08/15/2019 valued at $33,744. Repurchase proceeds are $33,013.)

Tri-Party Repurchase Agreements 0.2%
State Street Bank
4.900% due 07/03/2006		3,954	3,954
(Dated 06/30/2006. Collateralized by Freddie Mac 3.800% due 12/27/2006 valued at $4,034. Repurchase proceeds are $3,956.)

U.S. Treasury Bills 0.5% (b)(c)
0.989% due 09/14/2006		11,820	11,687

Total Short-Term Instruments (Cost $550,798)			550,709

Total Investments (a) 102.6% (Cost $2,423,902)			$2,456,316
Written Options (e) (0.0%) (Premiums $341)			(210)
Other Assets and Liabilities (Net) (2.6%)			(62,407)

Net Assets 100.0%			$2,393,699

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) As of June 30, 2006, portfolio securities with an aggregate market value of $29,109 were valued in good faith and pursuant to guidelines established by the Board of Trustees.

(b) Securities with an aggregate market value of $1,236 have been pledged as collateral for swap and swaption contracts on June 30, 2006.

(c) Securities with an aggregate market value of $9,462 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	2,114	$(1,798)
90-Day Eurodollar March Futures	Long	03/2008	2,368	(1,825)
U.S. Treasury 5-Year Note September Futures	Long	09/2006	4,750	(2,841)
U.S. Treasury 10-Year Note September Futures	Long	09/2006	1,627	(889)
U.S. Treasury 30-Year Bond September Futures	Short	09/2006	695	323

				$(7,030)

(d) Swap agreements outstanding on June 30, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
J.P. Morgan Chase & Co.	1-month MXN-LIBOR	Pay	8.410%	04/17/2009	MXN	122,600	$(35)
Morgan Stanley Dean Witter & Co.	28-day Mexico Interbank TIIE Banxico	Pay	9.920%	08/12/2015		69,000	95

							$60

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
ABN AMRO Bank, N.V.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.360%	08/24/2009	$8,025	$469
ABN AMRO Bank, N.V.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.990%	08/24/2014	8,125	1,157
Barclays Bank PLC	Peru Government International Bond 8.750% due 11/21/2033	Sell	1.920%	03/20/2013	5,000	(9)
Citibank N.A.	Multiple Reference Entities of Gazprom	Sell	1.060%	04/20/2011	17,000	(153)
Citibank N.A.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.110%	06/17/2013	20,000	2,589
Credit Suisse First Boston	Brazilian Government International Bond 10.125% due 05/15/2027	Sell	8.250%	03/11/2009	4,000	844
Credit Suisse First Boston	Mexico Government International Bond 11.500% due 05/15/2026	Sell	2.800%	01/16/2013	4,000	454
Credit Suisse First Boston	Multiple Reference Entities of Gazprom	Sell	1.450%	06/20/2013	5,500	(35)
Goldman Sachs & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500%thereafter, due 03/31/2030	Sell	0.700%	03/20/2007	2,450	10
Goldman Sachs & Co.	Mexico Government International Bond 11.500% due 05/15/2026	Sell	2.450%	04/08/2013	3,500	311
J.P. Morgan Chase & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.770%	05/20/2007	2,700	12
J.P. Morgan Chase & Co.	Multiple Reference Entities of Gazprom	Sell	1.000%	04/20/2011	35,600	(417)
J.P. Morgan Chase & Co.	Mexico Government International Bond 11.500% due 05/15/2026	Sell	2.840%	01/04/2013	5,400	628
J.P. Morgan Chase & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.320%	01/21/2014	12,000	1,168
J.P. Morgan Chase & Co.	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	1.130%	04/20/2016	51,250	(1,004)
Lehman Brothers, Inc.	Philippine Government International Bond 8.250% due 01/15/2014	Buy	(2.850%)	03/20/2008	5,000	(164)
Lehman Brothers, Inc.	Philippine Government International Bond 8.250% due 01/15/2014	Buy	(2.470%)	09/20/2008	10,000	(303)
Lehman Brothers, Inc.	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.780%)	09/20/2010	6,500	(48)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.770%	06/20/2011	7,250	33
Lehman Brothers, Inc.	Dow Jones CDX N.A. EM5 Index	Sell	1.350%	06/20/2011	10,000	(134)
Lehman Brothers, Inc.	Dow Jones CDX N.A. EM5 Index	Sell	1.350%	06/20/2011	10,000	(86)
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	1.430%	06/20/2011	5,600	13
Lehman Brothers, Inc.	Peru Government International Bond 8.750% due 11/21/2033	Sell	1.840%	08/20/2012	3,500	2
Lehman Brothers, Inc.	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	1.250%	06/20/2013	5,600	1
Lehman Brothers, Inc.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.550%	03/20/2014	3,700	403
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	1.330%	03/20/2016	2,500	(69)
Lehman Brothers, Inc.	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	1.220%	04/20/2016	7,500	(97)
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	1.280%	05/20/2016	7,400	(255)
Merrill Lynch & Co., Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.370%	04/20/2011	41,800	(329)
Merrill Lynch & Co., Inc.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.160%	10/02/2013	12,000	1,703
Merrill Lynch & Co., Inc.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.310%	01/21/2014	1,350	131
Merrill Lynch & Co., Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.950%	04/20/2016	16,500	(549)
Morgan Stanley Dean Witter & Co.	Colombia Government International Bond 10.375% due 01/28/2033	Sell	1.200%	09/20/2008	6,200	82
Morgan Stanley Dean Witter & Co.	Mexico Government International Bond 11.500% due 05/15/2026	Sell	1.280%	02/20/2009	3,800	96
Morgan Stanley Dean Witter & Co.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.770%	04/20/2011	10,000	(263)
Morgan Stanley Dean Witter & Co.	Dow Jones CDX N.A. EM5 Index	Sell	1.350%	06/20/2011	20,000	(123)
Morgan Stanley Dean Witter & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.050%	06/18/2013	20,000	2,519
Morgan Stanley Dean Witter & Co.	Mexico Government International Bond 11.500% due 05/15/2026	Sell	1.770%	12/20/2013	12,500	594
Morgan Stanley Dean Witter & Co.	Multiple Reference Entities of Gazprom	Sell	1.480%	04/20/2016	19,000	(357)
UBS Warburg LLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.870%	06/20/2011	4,600	41

						$8,865

+	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

(e) Written options outstanding on June 30, 2006:

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	108.000	08/25/2006	867	$159	$27
Call - CBOT U.S. Treasury 10-Year Note September Futures	107.000	08/25/2006	260	22	24
Put - CBOT U.S. Treasury 10-Year Note September Futures	103.000	08/25/2006	1,127	160	159

				$341	$210

(f) Forward foreign currency contracts outstanding on June 30, 2006:

Type	Principal Amount Covered by Contract		Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	7,725	08/2006	$135	$0	$135
Buy	CLP	265,700	07/2006	0	(10)	(10)
Sell		265,700	07/2006	0	(3)	(3)
Buy		1,486,250	08/2006	0	(35)	(35)
Buy		265,700	09/2006	3	0	3
Buy	CNY	24,681	09/2006	0	(33)	(33)
Buy		95,437	03/2007	0	(91)	(91)
Buy	EUR	1,049	07/2006	23	0	23
Sell		46,630	07/2006	0	(1,071)	(1,071)
Buy	IDR	60,156,000	08/2006	149	0	149
Buy	INR	131,630	09/2006	0	(62)	(62)
Buy		31,302	11/2006	0	(13)	(13)
Buy		36,237	07/2006	57	0	57
Sell		36,236	07/2006	0	(12)	(12)
Buy		240,786	08/2006	430	0	430
Buy		49,111	09/2006	27	0	27
Buy	JPY	3,874,947	08/2006	0	(200)	(200)
Buy	KRW	2,792,700	07/2006	93	0	93
Sell		2,792,700	07/2006	0	(32)	(32)
Buy		1,994,779	08/2006	40	0	40
Buy		9,647,787	09/2006	210	0	210
Buy		201,055	11/2006	0	(1)	(1)
Buy	MXN	31,213	08/2006	0	(188)	(188)
Buy		7,802	09/2006	0	(40)	(40)
Buy	PEN	4,715	08/2006	20	0	20
Sell		4,715	08/2006	0	(34)	(34)
Buy		319	09/2006	2	0	2
Sell		319	09/2006	0	(4)	(4)
Buy	PLN	4,850	08/2006	0	(8)	(8)
Buy		881	09/2006	3	0	3
Buy		24,971	11/2006	0	(206)	(206)
Buy	SGD	2,120	07/2006	27	0	27
Sell		2,120	07/2006	0	(14)	(14)
Buy		4,229	08/2006	38	0	38
Buy		2,120	09/2006	13	0	13
Buy		3,810	11/2006	0	(32)	(32)
Buy	SKK	44,182	08/2006	29	0	29
Buy		253,860	09/2006	235	0	235
Buy	TWD	174,731	08/2006	0	(148)	(148)
Buy		2,556	09/2006	0	(1)	(1)
Buy	ZAR	47,975	08/2006	0	(1,139)	(1,139)

				$1,534	$(3,377)	$(1,843)

See accompanying notes

Schedule of Investments

European StocksPLUS® TR Strategy Fund

June 30, 2006 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 2.0%
Banking & Finance 0.5%
Banque Centrale de Tunisie
7.375% due 04/25/2012	$12	$13
Ford Motor Credit Co.
7.875% due 06/15/2010	100	92

		105

Industrials 0.5%
Caesars Entertainment, Inc.
9.375% due 02/15/2007	100	102
HCA, Inc.
5.250% due 11/06/2008	10	10

		112

Utilities 1.0%
Embarq Corp.
6.738% due 06/01/2013	100	100
PSEG Energy Holdings LLC
8.625% due 02/15/2008	100	103

		203

Total Corporate Bonds & Notes (Cost $419)		420

MUNICIPAL BONDS & NOTES 0.1%
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2005
6.580% due 06/15/2034	15	15

Total Municipal Bonds & Notes (Cost $16)		15

U.S. GOVERNMENT AGENCIES 67.6%
Fannie Mae
4.000% due 08/25/2009	23	23
4.617% due 08/01/2035	72	71
4.669% due 10/01/2035	90	89
4.680% due 10/01/2035	87	85
4.713% due 10/01/2035	90	89
4.774% due 12/01/2034	65	64
4.836% due 02/01/2034	46	44
4.876% due 12/01/2035	89	88
5.000% due 03/01/2020 - 07/18/2021 (b)	1,410	1,359
5.404% due 07/01/2032	57	57
5.500% due 02/01/2035 - 07/13/2036 (b)	12,216	11,737
5.574% due 11/28/2035	100	100
6.375% due 11/25/2023	95	98
Freddie Mac
2.750% due 02/15/2012	20	20
3.000% due 05/15/2022	100	96
3.500% due 01/15/2010 - 05/15/2022 (b)	107	105
4.000% due 06/15/2022	73	71
4.500% due 11/15/2013	100	98
5.000% due 12/15/2023	95	94
5.399% due 10/15/2020	40	40
5.411% due 07/25/2044	59	59
5.500% due 08/15/2030	1	1

Total U.S. Government Agencies (Cost $14,661)		14,488

U.S. TREASURY OBLIGATIONS 1.0%
U.S. Treasury Bond
6.625% due 02/15/2027	100	117
U.S. Treasury Note
3.875% due 02/15/2013	100	93

Total U.S. Treasury Obligations (Cost $211)		210

MORTGAGE-BACKED SECURITIES 3.3%
Citigroup Mortgage Loan Trust, Inc.
4.900% due 02/25/2036	96	94
JP Morgan Chase Commercial Mortgage Securities Corp.
3.175% due 01/12/2037	27	27
Lehman XS Trust
5.402% due 06/25/2036	100	100
Washington Mutual, Inc.
5.088% due 12/25/2027	47	48
5.582% due 11/25/2045	94	94
5.123% due 06/25/2046	99	99
5.259% due 07/25/2046	100	100
Wells Fargo Mortgage-Backed Securities Trust
3.540% due 09/25/2034	39	39
4.320% due 07/25/2035	100	97

Total Mortgage-Backed Securities (Cost $699)		698

ASSET-BACKED SECURITIES 8.0%
Carrington Mortgage Loan Trust
5.362% due 09/25/2008	97	97
5.234% due 07/25/2031	100	100
Centex Home Equity
5.372% due 06/25/2036	97	97
Citigroup Mortgage Loan Trust, Inc.
5.420% due 08/25/2036	100	100
Countrywide Asset-Backed Certificates
5.160% due 07/25/2036	100	100
5.395% due 07/25/2036	100	100
Credit-Based Asset Servicing & Securitization
5.422% due 08/25/2035	105	105
Fremont Home Loan Trust
5.372% due 05/25/2036	92	93
5.422% due 05/25/2036	100	100
GSAMP Trust
5.392% due 02/25/2036	85	86
Home Equity Asset Trust
5.432% due 02/25/2036	71	71
Merrill Lynch Mortgage Investors, Inc.
5.410% due 06/25/2012	100	100
Morgan Stanley ABS Capital I, Inc.
5.132% due 06/25/2036	100	100
New Century Home Equity Loan Trust
5.392% due 08/25/2036	100	100
Residential Asset Securities Corp.
5.362% due 06/25/2036	99	99
5.297% due 07/25/2036	100	100
Structured Asset Securities Corp.
4.900% due 04/25/2035	71	68
Wachovia Student Loan Trust
5.429% due 10/25/2012	100	100

Total Asset-Backed Securities (Cost $1,715)		1,716

SOVEREIGN ISSUES 0.4%
Brazilian Government International Bond
10.500% due 07/14/2014	25	30
8.000% due 01/15/2018	10	11
Mexico Government International Bond
10.375% due 02/17/2009	20	22
Panama Government International Bond
9.625% due 02/08/2011	8	9
Russia Government International Bond
8.250% due 03/31/2010	18	18

Total Sovereign Issues (Cost $93)		90

	# of Contracts
PURCHASED PUT OPTIONS 0.0%
90-Day Eurodollar December Futures (CME)
Strike @ $91.750 Exp. 12/18/2006	3	0
90-Day Eurodollar March Futures (CME)
Strike @ $92.250 Exp. 03/19/2007	7	0

Total Purchased Put Options (Cost $0)		0

	Shares
EXCHANGE-TRADED FUNDS 0.2%
streetTRACKS Dow Jones EURO STOXX 50 Fund	1,108	52

Total Exchange-Traded Funds (Cost $50)		52

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 63.5%
Commercial Paper 54.8%
Barclays U.S. Funding Corp.
5.050% due 08/14/2006	$600	596
Caisse d’Amortissement de la Dette Sociale
5.270% due 08/03/2006	500	498
CBA (de) Finance
5.080% due 08/21/2006	600	596
Countrywide Funding Corp.
4.911% due 10/18/2006	100	100
Danske Corp.
5.280% due 07/17/2006	500	499
DnB NORBank ASA
5.080% due 08/02/2006	300	299
5.000% due 08/24/2006	300	298
Fannie Mae
4.809% due 07/05/2006	300	300
4.930% due 08/02/2006	600	597
4.960% due 08/21/2006	600	596
Federal Home Loan Bank
5.030% due 07/03/2006	500	500
Fortis Funding
5.060% due 07/06/2006	600	600
Freddie Mac
4.625% due 08/01/2006	200	199
4.792% due 08/01/2006	500	498
HBOS Treasury Services PLC
5.040% due 08/08/2006	600	597
ING U.S. Funding LLC
5.230% due 08/03/2006	500	498
IXIS Commercial Paper Corp.
5.200% due 08/11/2006	500	497
Nordea N.A., Inc.
5.090% due 08/24/2006	600	595
Rabobank USA Financial Corp.
5.240% due 07/03/2006	500	500
Societe Generale N.A.
5.055% due 08/15/2006	600	596
TotalFinaElf Capital S.A.
5.270% due 07/03/2006	500	500
UBS Finance Delaware LLC
5.235% due 08/08/2006	300	298
5.000% due 08/25/2006	300	298
Unicredit Delaware, Inc.
5.090% due 08/07/2006	600	597
Westpac Trust Securities NZ Ltd.
5.050% due 08/10/2006	600	597

		11,749

Repurchase Agreement 1.3%
State Street Bank
4.900% due 07/03/2006	275	275
(Dated 06/30/2006. Collateralized by Fannie Mae 5.000% due 01/15/2007 valued at $285. Repurchase proceeds are $275.)

U.S. Treasury Bills 7.4%
4.666% due 08/31/2006-09/14/2006 (b)(c)	1,610	1,595

Total Short-Term Instruments (Cost $13,621)		13,619

Total Investments (a) 146.1% (Cost $31,485)		$31,308
Written Options (e) (0.0%) (Premiums $2)		(1)
Other Assets and Liabilities (Net) (46.1%)		(9,876)

Net Assets 100.0%		$21,431

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) As of June 30, 2006, portfolio securities with an aggregate market value of $1,100 were valued in good faith and pursuant to guidelines established by the Board of Trustees.

(b) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(c) Securities with an aggregate market value of $109 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	5	$(11)
90-Day Eurodollar March Futures	Long	03/2007	5	(4)
U.S. Treasury 10-Year Note September Futures	Long	09/2006	42	(25)
U.S. Treasury 30-Year Bond September Futures	Long	09/2006	4	(4)

				$(44)

(d) Swap agreements outstanding on June 30, 2006:

Interest	Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
J.P. Morgan Chase & Co.	6-month EUR-LIBOR	Receive	4.000%	12/15/2014	EUR	100	$5
Bank of America	3-month USD-LIBOR	Receive	5.000%	12/20/2016		$400	5
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2011		500	(4)
Citibank N.A.	3-month USD-LIBOR	Pay	5.000%	12/20/2011		700	(5)
Deutsche Bank AG	3-month USD-LIBOR	Pay	5.000%	12/20/2013		600	(8)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		300	4
J.P. Morgan Chase & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2011		200	(2)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		200	2
Royal Bank of Scotland PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2011		700	(6)

							$(9)

Total Return Swaps

Counterparty	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized (Depreciation)
Goldman Sachs & Co.	streetTRACKS Dow Jones EURO STOXX 50 Fund	1-month LIBOR plus 0.100%	11/15/2006	461,253	$(1,009)

(e) Written options outstanding on June 30, 2006:

Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 10-Year Interest Rate Swap	Bank of America	3-month USD-LIBOR	Receive	4.600%	01/02/2007	$100	$1	$0
Put - OTC 10-Year Interest Rate Swap	Bank of America	3-month USD-LIBOR	Pay	5.900%	01/02/2007	100	1	1

							$2	$1

(f) Short sales open on June 30, 2006 were as follows:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value	à
U.S. Treasury Note	4.250%	11/15/2013	$300	$284	$285
U.S. Treasury Note	4.750%	05/15/2014	200	197	197

				$481	$482

à	Market value includes $3 of interest payable on short sales.

(g) Forward foreign currency contracts outstanding on June 30, 2006:

Type		Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CNY	2,815	05/2007	$0	$(3)	$(3)
Buy	EUR	2,180	07/2006	32	(1)	31
Sell		19,050	07/2006	47	(134)	(87)
Buy	JPY	49,642	08/2006	0	(10)	(10)

				$79	$(148)	$(69)

See accompanying notes

Schedule of Investments

Far East (ex-Japan) StocksPLUS® TR Strategy Fund

June 30, 2006 (Unaudited)

		Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 1.6%
Banking & Finance 0.8%
Banque Centrale de Tunisie
7.375% due 04/25/2012		$12	$12
Ford Motor Credit Co.
5.700% due 01/15/2010		50	44
7.875% due 06/15/2010		50	46
Rabobank Nederland
5.088% due 01/15/2009		100	100
Santander U.S. Debt S.A. Unipersonal
5.220% due 02/06/2009		100	100

			302

Industrials 0.0%
HCA, Inc.
5.250% due 11/06/2008		10	10

Utilities 0.8%
Embarq Corp.
6.738% due 06/01/2013		200	200
NRG Energy, Inc.
7.375% due 02/01/2016		100	98

			298

Total Corporate Bonds & Notes (Cost $615)			610

MUNICIPAL BONDS & NOTES 0.0%
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2005
6.580% due 06/15/2034		15	15

Total Municipal Bonds & Notes (Cost $16)			15

U.S. GOVERNMENT AGENCIES 57.9%
Fannie Mae
4.000% due 08/25/2009		23	23
4.194% due 11/01/2034		83	81
4.617% due 08/01/2035		72	71
4.669% due 10/01/2035		90	89
4.687% due 10/01/2035		87	85
4.713% due 10/01/2035		90	89
4.810% due 09/22/2006		200	200
4.836% due 02/01/2034		46	44
4.876% due 12/01/2035		181	178
5.000% due 01/01/2020 - 07/18/2021 (b)		1,377	1,326
5.211% due 09/01/2044 - 10/01/2044 (b)		522	525
5.404% due 07/01/2032		57	57
5.500% due 02/01/2034 - 07/13/2036 (b)		18,771	18,039
5.574% due 11/28/2035		200	200
5.672% due 05/25/2042 - 09/25/2042 (b)		196	197
6.375% due 11/25/2023		95	98
Freddie Mac
2.750% due 02/15/2012		20	20
3.500% due 03/15/2010 - 01/15/2023 (b)		370	360
4.000% due 07/15/2017		9	9
5.000% due 06/15/2013		5	5
5.399% due 10/15/2020		40	41
5.500% due 08/15/2030		1	1

Total U.S. Government Agencies (Cost $21,959)			21,738

U.S. TREASURY OBLIGATIONS 14.8%
U.S. Treasury Bonds
8.875% due 08/15/2017		100	130
8.125% due 08/15/2019		100	127
6.625% due 02/15/2027		300	349
U.S. Treasury Notes
3.875% due 05/15/2010		5,070	4,854
3.875% due 02/15/2013		100	93

Total U.S. Treasury Obligations (Cost $5,670)			5,553

MORTGAGE-BACKED SECURITIES 7.1%
Bear Stearns Adjustable Rate Mortgage Trust
4.625% due 10/25/2035		94	90
Citigroup Mortgage Loan Trust, Inc.
4.900% due 02/25/2036		288	282
Countrywide Alternative Loan Trust
4.500% due 06/25/2035		77	76
5.291% due 02/25/2036		96	96
5.602% due 02/25/2036		97	97
Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 02/20/2036		92	91
CSAB Mortgage-Backed Trust
5.423% due 06/25/2036		187	187
Downey Savings & Loan Association Mortgage Loan Trust
5.842% due 07/19/2044		36	37
GSR Mortgage Loan Trust
5.500% due 11/25/2035		89	89
Harborview Mortgage Loan Trust
5.492% due 03/19/2036		99	99
JP Morgan Chase Commercial Mortgage Securities Corp.
3.175% due 01/12/2037		27	27
LB-UBS Commercial Mortgage Trust
2.720% due 03/15/2027		57	56
Lehman XS Trust
5.402% due 06/25/2036		200	200
5.412% due 05/25/2046		98	97
Mellon Residential Funding Corp.
5.639% due 12/15/2030		93	94
5.549% due 11/15/2031		126	126
Structured Adjustable Rate Mortgage Loan Trust
5.682% due 01/25/2035		96	97
Structured Asset Mortgage Investments, Inc.
5.361% due 02/25/2035		97	97
5.542% due 09/25/2035		100	100
Structured Asset Securities Corp.
5.000% due 12/25/2034		154	152
Washington Mutual, Inc.
5.084% due 05/25/2041		70	70
5.123% due 06/25/2046		200	200
5.259% due 07/25/2046		200	200

Total Mortgage-Backed Securities (Cost $2,665)			2,660

ASSET-BACKED SECURITIES 11.0%
ACE Securities Corp.
5.392% due 12/25/2035		77	77
5.472% due 12/25/2035		100	100
5.402% due 02/25/2036		78	78
Ameriquest Mortgage Securities, Inc.
5.402% due 03/25/2035		74	74
Argent Securities, Inc.
5.402% due 03/25/2036		81	81
Bear Stearns Asset-Backed Securities, Inc.
5.402% due 11/25/2035		72	73
5.392% due 12/25/2035		69	69
Centex Home Equity
5.432% due 10/25/2035		53	53
5.372% due 06/25/2036		194	194
Chase Credit Card Master Trust
5.579% due 11/17/2008		100	100
Citigroup Mortgage Loan Trust, Inc.
5.420% due 08/25/2036		200	200
5.402% due 12/27/2036		71	71
Countrywide Asset-Backed Certificates
5.482% due 08/25/2033		78	78
5.452% due 02/25/2036		91	91
5.160% due 07/25/2036		200	200
Credit-Based Asset Servicing & Securitization
5.422% due 08/25/2035		157	158
First Franklin Mortgage Loan Asset-Backed Certificates
5.392% due 03/25/2035		84	84
First NLC Trust
5.442% due 02/25/2036		311	311
GSAMP Trust
5.412% due 11/25/2035		81	81
5.392% due 04/25/2036		78	78
GSR Mortgage Loan Trust
5.422% due 12/25/2030		74	74
HFC Home Equity Loan Asset-Backed Certificates
5.617% due 09/20/2033		30	30
Home Equity Asset Trust
5.402% due 05/25/2036		87	87
HSI Asset Securitization Corp. Trust
5.402% due 12/25/2035		83	83
Indymac Residential Asset-Backed Trust
5.412% due 03/25/2036		84	84
JP Morgan Mortgage Acquisition Corp.
5.392% due 01/25/2026		66	66
Long Beach Mortgage Loan Trust
5.412% due 01/25/2036		155	155
5.382% due 04/25/2036		92	92
MASTR Asset-Backed Securities Trust
5.432% due 11/25/2035		72	72
Morgan Stanley ABS Capital I, Inc.
5.381% due 06/25/2036		200	200
Nelnet Student Loan Trust
5.174% due 08/23/2011		98	98
Popular ABS Mortgage Pass-Through Trust
5.432% due 09/25/2035		55	55
Residential Asset Mortgage Products, Inc.
5.402% due 12/25/2007		80	80
5.402% due 01/25/2036		72	72
Residential Asset Securities Corp.
5.402% due 10/27/2024		85	86
5.412% due 01/25/2036		79	79
Securitized Asset-Backed Receivables LLC Trust
5.392% due 10/25/2035		68	68
5.442% due 01/25/2036		39	39
SLM Student Loan Trust
5.070% due 01/25/2013		152	152
5.120% due 07/25/2013		57	57
Soundview Home Equity Loan Trust
5.392% due 02/25/2036		77	77
Structured Asset Securities Corp.
4.900% due 04/25/2035		71	68

Total Asset-Backed Securities (Cost $4,125)			4,125

SOVEREIGN ISSUES 0.3%
Brazilian Government International Bond
10.500% due 07/14/2014		25	30
8.000% due 01/15/2018		21	22
Mexico Government International Bond
10.375% due 02/17/2009		20	22
Panama Government International Bond
9.625% due 02/08/2011		8	9
Russia Government International Bond
8.250% due 03/31/2010		9	10
Ukraine Government International Bond
11.000% due 03/15/2007		4	4

Total Sovereign Issues (Cost $98)			97

		# of Contracts
PURCHASED PUT OPTIONS 0.0%
90-Day Eurodollar December Futures (CME)
Strike @ $91.750 Exp. 12/18/2006		2	0
U.S. Treasury 10-Year Note September Futures (CBOT)
Strike @ $100.000 Exp. 08/25/2006		30	1

Total Purchased Put Options (Cost $1)			1

		Notional Amount (000s)
PURCHASED STRADDLE OPTIONS (h) 0.0%
Call & Put - OTC Euro versus U.S. dollar Forward Delta Neutral Straddle
Strike @ $0.000 Exp. 09/25/2007	EUR	1,000	(1)

Total Purchased Straddle Options (Cost $1)			(1)

		Shares
EXCHANGE-TRADED FUNDS 0.9%
iShares MSCI Hong Kong Index Fund		7,509	102
iShares MSCI Malaysia Index Fund		1,317	10
iShares MSCI Singapore Index Fund		835	7
iShares MSCI South Korea Index Fund		822	37
iShares MSCI Taiwan Index Fund		14,392	184

Total Exchange-Traded Funds (Cost $329)			340

		Principal Amount (000s)
SHORT-TERM INSTRUMENTS 41.8%
Commercial Paper 28.6%
Barclays U.S. Funding Corp.
5.140% due 09/05/2006		$1,000	990
Countrywide Funding Corp.
4.911% due 10/18/2006		300	300
Dexia Delaware LLC
5.080% due 08/07/2006		1,000	995
Federal Home Loan Bank
4.990% due 08/23/2006		1,000	993
HBOS Treasury Services PLC
5.040% due 08/08/2006		400	398
5.055% due 08/17/2006		500	497
ING U.S. Funding LLC
5.250% due 08/08/2006		900	895
Nordea N.A., Inc.
5.090% due 08/24/2006		900	893
Societe Generale N.A.
5.055% due 08/15/2006		600	596
5.100% due 08/24/2006		500	496
Svenska Handelsbanken, Inc.
4.890% due 07/06/2006		800	800
TotalFinaElf Capital S.A.
5.270% due 07/03/2006		400	400
UBS Finance Delaware LLC
4.990% due 08/22/2006		600	596
Unicredit Delaware, Inc.
5.090% due 08/07/2006		900	895
Westpac Capital Corp.
5.120% due 09/01/2006		1,000	991

			10,735

Repurchase Agreement 1.6%
State Street Bank
4.900% due 07/03/2006		579	579
(Dated 06/30/2006. Collateralized by Fannie Mae 5.000% due 01/15/2007 valued at $591. Repurchase proceeds are $579.)

U.S. Treasury Bills 11.6%
4.735% due 08/31/2006-09/14/2006 (b)(c)		4,400	4,360

Total Short-Term Instruments (Cost $15,679)			15,674

Total Investments (a) 135.4% (Cost $51,158)			$50,812
Written Options (e) (0.0%) (Premiums $9)			(2)
Other Assets and Liabilities (Net) (35.4%)			(13,274)

Net Assets 100.0%			$37,536

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) As of June 30, 2006, portfolio securities with an aggregate market value of $1,195 were valued in good faith and pursuant to guidelines established by the Board of Trustees.

(b) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(c) Securities with an aggregate market value of $148 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	4	$(8)
90-Day Eurodollar March Futures	Long	03/2007	5	(6)
Euro-Bobl 5-Year Note September Futures	Short	09/2006	2	1
U.S. Treasury 10-Year Note September Futures	Long	09/2006	92	(64)
U.S. Treasury 30-Year Bond September Futures	Short	09/2006	3	1

				$(76)

(d) Swap agreements outstanding on June 30, 2006:

Interest	Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month EUR-LIBOR	Receive	4.000%	12/15/2014	EUR	400	$2
J.P. Morgan Chase & Co.	6-month EUR-LIBOR	Receive	4.000%	12/15/2014		100	5
Deutsche Bank AG	6-month GBP-LIBOR	Receive	4.000%	12/15/2035	GBP	200	12
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2011		$400	(3)
Citibank N.A.	3-month USD-LIBOR	Pay	5.000%	12/20/2011		200	(2)
Deutsche Bank AG	3-month USD-LIBOR	Pay	5.000%	12/20/2013		1,200	(14)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		600	7
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2036		300	(3)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/20/2011		100	(1)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2036		100	(1)
Royal Bank of Scotland PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2011		800	(7)

							$(5)

Total Return Swaps

Counterparty	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation
Goldman Sachs & Co.	iShares MSCI Hong Kong Index Fund	1-month LIBOR plus 0.100%	11/15/2006	803,174	$357
Goldman Sachs & Co.	iShares MSCI Malaysia Index Fund	1-month LIBOR plus 0.100%	11/15/2006	441,470	34
Goldman Sachs & Co.	iShares MSCI Singapore Index Fund	1-month LIBOR plus 0.100%	11/15/2006	558,118	186
Goldman Sachs & Co.	iShares MSCI South Korea Index Fund	1-month LIBOR plus 0.100%	11/15/2006	239,066	471
Goldman Sachs & Co.	iShares MSCI Taiwan Index Fund	1-month LIBOR plus 0.100%	11/15/2006	551,064	240

					$1,288

(e) Written options outstanding on June 30, 2006:

Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 10-Year Interest Rate Swap	Bank of America	3-month USD-LIBOR	Receive	4.600%	01/02/2007	$200	$2	$0
Put - OTC 10-Year Interest Rate Swap	Bank of America	3-month USD-LIBOR	Pay	5.900%	01/02/2007	200	1	2

							$3	$2

Foreign Currency Options

Description		Exercise Price	Expiration Date	Notional Amount	Premium	Value
Put - OTC U.S. dollar versus Japanese Yen	JPY	112.000	07/03/2006	$1,000	$6	$0

					$6	$0

(f) Short sales open on June 30, 2006 were as follows:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Valueà
U.S. Treasury Note	4.250%	11/15/2013	$300	$284	$285
U.S. Treasury Note	4.750%	05/15/2014	200	197	197

				$481	$482

à	Market value includes $3 of interest payable on short sales.

(g) Forward foreign currency contracts outstanding on June 30, 2006:

Type		Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CNY	6,264	05/2007	$0	$(7)	$(7)
Buy	EUR	130	07/2006	0	(1)	(1)
Buy		58	09/2006	1	0	1
Buy	HKD	87,386	07/2006	0	(16)	(16)
Sell		87,386	07/2006	24	0	24
Sell		83,691	09/2006	14	0	14
Buy	JPY	49,752	07/2006	3	0	3
Sell		13,793	07/2006	0	(1)	(1)
Buy		100,249	08/2006	0	(11)	(11)
Sell		36,042	08/2006	0	(5)	(5)
Buy	KRW	1,905,000	08/2006	0	(14)	(14)
Sell		12,430,424	08/2006	16	(165)	(149)
Sell	MYR	11,156	08/2006	49	(6)	43
Buy	SGD	530	08/2006	0	(1)	(1)
Sell		7,973	08/2006	3	(87)	(84)
Buy	TWD	34,200	08/2006	0	(16)	(16)
Sell		268,936	08/2006	119	0	119

				$229	$(330)	$(101)

(h) Exercise price and premium determined on a future date, based upon implied volatility parameters.

See accompanying notes

Schedule of Investments

Floating Income Fund

June 30, 2006 (Unaudited)

	Principal Amount (000s)		Value (000s)
BANK LOAN OBLIGATIONS 7.6%
AES Corp.
6.750% due 04/30/2008		$1,000	$1,006
5.690% due 08/10/2011		1,000	1,006
AGCO Corp.
6.729% due 06/15/2009		2,340	2,354
Alderwoods Group, Inc.
6.730% due 09/17/2008		312	312
6.901% due 09/17/2008		306	307
7.252% due 09/17/2009		250	251
Allied Waste N.A., Inc.
4.870% due 01/15/2012		803	800
6.620% due 01/15/2012		324	323
6.730% due 01/15/2012		405	404
6.820% due 01/15/2012		997	995
6.970% due 01/15/2012		340	340
Appleton Papers, Inc.
7.440% due 06/09/2010		122	123
7.680% due 06/11/2010		130	131
BCP Crystal US Holdings Corp.
7.499% due 04/06/2011		991	994
Berry Plastics Corp.
6.879% due 06/30/2010		482	483
Celanese Americas Corp.
4.837% due 07/27/2009		2,000	2,013
Centennial Cellular Operating Co. LLC
6.830% due 01/20/2011		42	42
7.230% due 01/20/2011		24	24
7.318% due 01/20/2011		60	60
7.749% due 01/20/2011		420	422
7.314% due 02/09/2011		42	42
7.749% due 02/09/2011		336	338
Charter Communications Operating LLC
5.000% due 04/25/2013		1,000	1,003
Choctaw Resort Development Enterprise
6.940% due 11/04/2011		1,041	1,049
Cognis Deutschland GmbH & Co. KG
6.920% due 05/12/2011		1,008	1,010
Coleto Creek WLE LP
6.527% due 07/01/2011		926	929
Cooper-Standard Automotive, Inc.
8.000% due 12/31/2011		2,507	2,518
Covanta Energy Corp.
4.527% due 06/24/2012		520	522
7.572% due 06/30/2012		41	41
7.710% due 06/30/2012		332	333
DaVita, Inc.
6.780% due 05/16/2012		122	123
6.850% due 05/16/2012		147	147
6.940% due 05/16/2012		268	269
6.990% due 05/16/2012		1,408	1,412
7.110% due 05/16/2012		300	301
7.125% due 05/16/2012		211	211
7.210% due 05/16/2012		92	92
7.250% due 05/16/2012		147	147
6.990% due 10/05/2012		122	123
DirecTV Holdings LLC
6.794% due 04/08/2013		1,000	1,002
Dresser-Rand Group, Inc.
6.527% due 10/29/2011		196	198
6.778% due 10/29/2011		235	238
6.860% due 10/29/2011		196	198
6.964% due 10/29/2011		252	255
Dura Operating Corp.
8.949% due 04/28/2011		667	677
8.949% due 04/30/2011		333	333
El Paso Corp.
4.000% due 11/22/2009		3,875	3,900
8.250% due 11/22/2009		485	489
Georgia-Pacific Corp.
6.726% due 12/20/2012		316	319
6.880% due 12/20/2012		6,667	6,661
GoodYear Tire
7.954% due 04/30/2010		5,000	5,027
Headwaters, Inc.
6.860% due 04/30/2011		1,161	1,165
HealthSouth Corp.
8.150% due 02/02/2013		3,500	3,504
Hercules, Inc.
6.310% due 10/08/2010		564	566
6.999% due 10/08/2010		26	26
Ineos Group Holdings PLC
7.339% due 10/07/2013		2,250	2,265
7.839% due 10/07/2014		2,250	2,275
Insight Midwest Holdings LLC
7.375% due 12/31/2009		1,480	1,490
Jarden Corp.
7.499% due 01/21/2012		4,076	4,081
Jean Coutu Group, Inc.
6.938% due 07/30/2011		1,804	1,809
K&F Acquisition, Inc.
7.120% due 11/18/2012		891	892
7.340% due 11/18/2012		467	468
Kinetic Concepts, Inc.
7.250% due 08/11/2010		911	918
Masonite International Corp.
6.630% due 04/06/2013		733	728
7.107% due 04/06/2013		735	729
7.499% due 04/06/2013		17	16
Mediacom Communications Corp.
5.000% due 02/28/2014		727	726
7.002% due 02/28/2014		545	545
7.370% due 02/28/2014		727	726
Metro-Goldwyn-Mayer, Inc.
7.229% due 04/08/2012		6,000	6,036
Nalco Co.
6.500% due 11/01/2010		598	598
6.600% due 11/01/2010		416	417
6.890% due 11/01/2010		472	472
Neiman-Marcus Group, Inc.
7.770% due 03/13/2013		3,228	3,254
Nortek, Inc.
7.350% due 08/24/2011		1,975	1,975
Novelis Corp.
6.440% due 01/07/2012		1,156	1,161
OAO Rosneft Oil Co.
6.131% due 12/30/2008		20,000	19,991
PanAmSat Corp.
7.050% due 08/20/2009		792	794
7.184% due 08/20/2011		1,492	1,497
Penn National Gaming, Inc.
6.340% due 05/26/2012		619	622
6.390% due 05/26/2012		1,745	1,753
7.250% due 05/26/2012		75	75
6.460% due 06/26/2012		545	548
PP Acquisition Corp.
8.350% due 11/12/2011		445	449
Primedia, Inc.
7.380% due 09/30/2013		1,194	1,181
Qwest Corp.
6.950% due 06/30/2010		2,000	2,007
Reliant Energy, Inc.
7.465% due 04/30/2010		724	725
Resorts International Hotel & Casino, Inc.
7.530% due 03/22/2012		2	2
Rexel S.A.
7.667% due 01/20/2013		1,365	1,383
8.167% due 04/10/2014		1,365	1,389
Reynolds American, Inc.
7.188% due 05/11/2012		2,500	2,511
RH Donnelley, Inc.
6.440% due 06/30/2011		200	200
6.530% due 06/30/2011		150	150
6.740% due 06/30/2011		249	250
6.830% due 06/30/2011		249	250
6.900% due 06/30/2011		150	150
6.920% due 06/30/2011		100	100
7.000% due 06/30/2011		297	298
Roundy’s Supermarket, Inc.
7.720% due 11/01/2011		2,500	2,519
8.290% due 11/01/2011		2,488	2,506
Sealy Mattress Co.
6.831% due 04/01/2013		177	177
7.072% due 04/01/2013		44	44
6.831% due 04/14/2013		44	44
6.981% due 04/14/2013		133	133
Simmons Bedding Co.
7.125% due 12/19/2011		18	18
7.250% due 12/19/2011		120	121
7.375% due 12/19/2011		741	744
Smurfit-Stone Container Enterprises, Inc.
4.056% due 11/01/2010		87	88
6.938% due 11/01/2010		69	69
7.375% due 11/01/2010		70	71
7.500% due 11/01/2010		215	216
7.500% due 11/01/2011		143	144
7.563% due 11/01/2011		340	342
SunGard Data Systems, Inc.
7.660% due 01/22/2013		2,978	2,991
Telcordia Technologies, Inc.
7.667% due 09/09/2012		8	7
7.727% due 09/09/2012		2,963	2,886
Tenneco, Inc.
7.109% due 12/12/2010		656	663
7.190% due 12/12/2010		1,656	1,672
UGS Corp.
7.000% due 03/31/2012		18	18
7.090% due 03/31/2012		2,104	2,103
Universal City Development Partners
5.450% due 06/09/2010		6	6
6.600% due 06/09/2010		556	557
7.150% due 06/09/2010		18	18
7.190% due 06/19/2010		400	401
UPC Broadband Holding BV
7.108% due 03/31/2013		1,000	1,000
7.108% due 12/31/2013		1,000	1,000
Valor Telecommunications Enterprises LLC
6.579% due 02/15/2012		575	576
6.729% due 02/15/2012		803	804
Warner Chilcott Co, Inc.
7.277% due 01/18/2012		610	613
7.440% due 01/18/2012		654	657
Warner Chilcott Corp.
7.277% due 01/18/2012		509	512
Warner Chilcott Holdings Co III Ltd.
7.277% due 01/18/2012		235	236
Warner Music Group
7.090% due 02/27/2011		413	415
7.207% due 02/27/2011		417	419
7.309% due 02/27/2011		88	88
WMG Acquisition Corp.
6.371% due 02/27/2011		87	87
7.227% due 02/27/2011		417	419
7.320% due 02/27/2011		548	550
Worldspan LP
7.500% due 02/11/2010		693	687
7.813% due 02/11/2010		20	20
7.875% due 02/11/2010		37	36
7.938% due 02/11/2010		33	33
8.063% due 02/11/2010		60	59
8.188% due 02/11/2010		60	59
7.875% due 02/16/2010		50	50
8.063% due 02/16/2010		67	66
Wynn Las Vegas LLC
7.475% due 12/14/2011		3,000	3,017
Xerium Technologies, Inc.
7.749% due 05/18/2012		1,467	1,466

Total Bank Loan Obligations (Cost $147,087)			146,891

CORPORATE BONDS & NOTES 24.9%
Banking & Finance 10.5%
Asahi Finance Cayman Ltd.
5.700% due 12/31/2049		2,000	2,013
BAE Systems Holdings, Inc.
5.570% due 08/15/2008		1,500	1,503
Banco Mercantil del Norte S.A.
5.875% due 02/17/2014		500	495
Banco Santander Chile
5.220% due 12/09/2009		5,500	5,505
Banque Centrale de Tunisie
7.500% due 09/19/2007		2,000	2,037
Bear Stearns Cos., Inc.
5.560% due 09/27/2007		650	655
5.426% due 01/30/2009		2,500	2,515
5.552% due 09/09/2009		1,680	1,688
5.356% due 01/31/2011		7,500	7,514
Caterpillar Financial Services Corp.
5.232% due 05/18/2009		5,000	5,002
CIT Group Holdings, Inc.
5.276% due 01/30/2009		5,000	5,013
CIT Group, Inc.
5.392% due 05/18/2007		100	100
5.644% due 09/20/2007		7,000	7,019
5.466% due 12/19/2007		5,100	5,105
Citigroup, Inc.
5.262% due 05/18/2011		5,000	5,003
Export-Import Bank of Korea
4.990% due 11/16/2010		2,500	2,501
Ford Motor Credit Co.
6.374% due 03/21/2007		2,500	2,492
Gazinvest Luxembourg S.A. for Gazprombank
7.250% due 10/30/2008		7,000	7,098
General Electric Capital Corp.
5.311% due 03/04/2008		2,500	2,502
5.226% due 04/30/2009		1,500	1,503
5.175% due 10/21/2010		4,500	4,512
5.369% due 11/21/2011		2,000	2,009
5.589% due 09/15/2014		450	453
General Motors Acceptance Corp.
5.968% due 01/16/2007		2,500	2,493
6.125% due 08/28/2007		4,000	3,959
Genworth Global Funding Trusts
5.389% due 02/10/2009		2,400	2,402
Goldman Sachs Group, Inc.
5.280% due 10/27/2006		800	800
5.060% due 03/30/2007		1,500	1,502
5.250% due 11/10/2008		4,000	4,005
5.527% due 12/22/2008		5,100	5,106
5.420% due 07/23/2009		4,135	4,165
5.414% due 10/07/2011		2,000	2,016
Hexion US Finance Corp.
9.818% due 07/15/2010		600	613
HSBC Bank USA N.A.
5.000% due 09/21/2007		1,400	1,402
HSBC Finance Corp.
5.316% due 02/09/2007		125	125
6.538% due 11/13/2007		3,200	3,238
5.459% due 09/15/2008		3,000	3,008
5.450% due 11/16/2009		4,500	4,527
Intergas Finance BV
6.875% due 11/04/2011		400	398
International Lease Finance Corp.
5.468% due 01/15/2010		4,500	4,533
Lehman Brothers Holdings, Inc.
5.180% due 10/22/2008		3,000	3,005
5.180% due 01/23/2009		4,800	4,805
MBNA Europe Funding PLC
5.336% due 09/07/2007		5,000	5,003
Merrill Lynch & Co., Inc.
5.216% due 01/30/2009		4,900	4,904
Mirage Resorts, Inc.
6.750% due 02/01/2008		1,500	1,515
Morgan Stanley
5.226% due 11/09/2006		2,500	2,500
5.185% due 01/12/2007		442	442
5.295% due 02/15/2007		700	700
5.193% due 01/18/2008		2,000	2,004
5.330% due 01/22/2009		100	100
5.348% due 01/15/2010		3,500	3,521
5.318% due 01/18/2011		5,000	5,010
Pemex Finance Ltd.
8.450% due 02/15/2007		271	274
8.020% due 05/15/2007		1,667	1,681
Petroleum Export Ltd.
5.265% due 06/15/2011		1,913	1,856
RBS Capital Trust I
5.512% due 09/29/2049		3,700	3,455
SLM Corp.
5.180% due 01/25/2008		9,000	9,012
5.310% due 07/25/2008		500	502
UBS Luxembourg S.A.
6.857% due 10/24/2006		150	151
UBS Luxembourg S.A. for Sberbank
6.230% due 02/11/2015		1,500	1,473
Universal City Florida Holding Co. I
9.899% due 05/01/2010		5,200	5,395
VTB Capital S.A. for Vneshtorgbank
5.680% due 09/21/2007		5,000	5,010
6.174% due 09/21/2007		5,100	5,104
Wachovia Corp.
5.449% due 03/15/2011		5,000	5,008
Wells Fargo & Co.
5.509% due 03/23/2010		5,000	5,006
5.145% due 01/12/2011		6,900	6,910

			202,875

Industrials 10.5%
Abitibi-Consolidated, Inc.
8.829% due 06/15/2011		2,350	2,303
Boise Cascade LLC
7.943% due 10/15/2012		3,000	3,000
Bowater, Inc.
8.329% due 03/15/2010		2,500	2,513
Cablevision Systems Corp.
9.620% due 04/01/2009		6,600	7,029
Caesars Entertainment, Inc.
9.375% due 02/15/2007		430	439
8.875% due 09/15/2008		4,500	4,736
7.500% due 09/01/2009		5,000	5,195
CCO Holdings LLC
9.454% due 12/15/2010		4,000	4,100
Comcast Corp.
5.900% due 03/15/2016		2,900	2,791
Cox Communications, Inc.
5.450% due 12/14/2007		6,000	6,031
CSC Holdings, Inc.
7.875% due 12/15/2007		711	722
CSX Corp.
5.430% due 08/03/2006		3,093	3,093
DaimlerChrysler N.A. Holding Corp.
6.160% due 08/08/2006		100	100
5.502% due 11/17/2006		1,000	1,000
5.486% due 03/07/2007		4,000	4,001
5.780% due 09/10/2007		800	803
5.740% due 03/13/2009		4,300	4,306
Dex Media West LLC
9.875% due 08/15/2013		2,600	2,831
DirecTV Holdings LLC
8.375% due 03/15/2013		9,598	10,102
EchoStar DBS Corp.
5.750% due 10/01/2008		2,500	2,450
8.240% due 10/01/2008		2,755	2,796
6.375% due 10/01/2011		1,000	960
El Paso Corp.
7.625% due 08/16/2007		5,525	5,608
6.950% due 12/15/2007		11,750	11,838
6.500% due 06/01/2008		4,300	4,289
7.625% due 09/01/2008		3,681	3,745
7.750% due 06/15/2010		650	663
Enterprise Products Operating LP
4.000% due 10/15/2007		250	243
Freescale Semiconductor, Inc.
7.818% due 07/15/2009		3,950	4,029
Fund American Cos., Inc.
5.875% due 05/15/2013		1,000	961
Gazstream S.A.
5.625% due 07/22/2013		2,909	2,840
General Electric Co.
5.322% due 12/09/2008		6,000	6,004
Grupo Transportacion Ferroviaria Mexicana S.A. de C.V.
10.250% due 06/15/2007		4,000	4,140
Hilton Hotels Corp.
7.625% due 05/15/2008		2,000	2,051
HJ Heinz Co.
6.428% due 12/01/2020		900	915
Intelsat Subsidiary Holding Co. Ltd.
9.614% due 01/15/2012		4,500	4,568
JC Penney Corp., Inc.
7.950% due 04/01/2017		2,400	2,686
JetBlue Airways Corp.
7.440% due 11/15/2008		2,036	2,037
Lyondell Chemical Co.
9.625% due 05/01/2007		2,000	2,040
9.500% due 12/15/2008		884	913
Mandalay Resort Group
10.250% due 08/01/2007		1,000	1,041
Meritor Automotive, Inc.
6.800% due 02/15/2009		87	84
MGM Mirage
9.750% due 06/01/2007		1,013	1,046
8.500% due 09/15/2010		2,500	2,609
NAK Naftogaz Ukrainy
8.125% due 09/30/2009		1,000	938
Newpark Resources
8.625% due 12/15/2007		1,500	1,504
Nortel Networks Ltd.
9.730% due 07/15/2011		1,400	1,432
Oracle Corp. & Ozark Holding, Inc.
5.280% due 01/13/2009		2,000	2,003
Owens Brockway Glass Container, Inc.
8.750% due 11/15/2012		1,750	1,831
Pemex Project Funding Master Trust
6.868% due 10/15/2009		100	104
6.210% due 06/15/2010		18,800	19,218
6.629% due 06/15/2010		3,200	3,275
5.871% due 12/03/2012		1,200	1,198
Qwest Communications International, Inc.
8.670% due 02/15/2009		7,850	8,036
Roseton
7.270% due 11/08/2010		1,500	1,501
Royal Caribbean Cruises Ltd.
7.000% due 10/15/2007		2,000	2,028
Salomon Brothers AG for OAO Gazprom
10.500% due 10/21/2009		500	560
Smurfit-Stone Container Enterprises, Inc.
9.250% due 02/01/2008		3,000	3,135
Sonat, Inc.
6.750% due 10/01/2007		1,000	1,000
Southern Natural Gas Co.
6.700% due 10/01/2007		1,700	1,711
Transcontinental Gas Pipe Line Corp.
6.250% due 01/15/2008		7,000	6,991
6.348% due 04/15/2008		1,000	1,004
TRW Automotive, Inc.
9.375% due 02/15/2013		5,000	5,338
United Airlines, Inc.
6.201% due 09/01/2008		786	786
6.071% due 09/01/2014		1,303	1,301
Williams Cos., Inc.
6.375% due 10/01/2010		2,250	2,205

			202,750

Utilities 3.9%
AES Corp.
8.750% due 05/15/2013		5,740	6,171
Alabama Power Co.
5.340% due 04/23/2007		100	100
America Movil S.A. de C.V.
5.500% due 03/01/2014		875	811
5.750% due 01/15/2015		850	794
American Electric Power Co., Inc.
4.709% due 08/16/2007		4,000	3,952
Appalachian Power Co.
5.820% due 06/29/2007		400	401
AT&T Corp.
9.050% due 11/15/2011		473	503
CMS Energy Corp.
9.875% due 10/15/2007		600	627
8.900% due 07/15/2008		690	721
7.500% due 01/15/2009		3,000	3,053
Dominion Resources, Inc.
5.265% due 09/28/2007		5,000	5,005
5.687% due 05/15/2008		2,400	2,394
Entergy Gulf States, Inc.
5.631% due 12/01/2009		2,400	2,377
FirstEnergy Corp.
5.500% due 11/15/2006		450	450
Florida Power Corp.
5.570% due 11/14/2008		5,000	5,007
Midwest Generation LLC
8.300% due 07/02/2009		3,375	3,428
Nisource Finance Corp.
3.200% due 11/01/2006		1,438	1,426
5.764% due 11/23/2009		3,500	3,507
Northwestern Corp.
7.300% due 12/01/2006		3,000	3,027
PSEG Energy Holdings LLC
8.625% due 02/15/2008		6,850	7,056
Qwest Capital Funding, Inc.
7.750% due 08/15/2006		2,000	2,010
6.375% due 07/15/2008		1,500	1,485
Qwest Corp.
8.579% due 06/15/2013		1,500	1,594
Rogers Wireless, Inc.
8.454% due 12/15/2010		9,750	10,079
Sierra Pacific Power Co.
6.000% due 05/15/2016		1,800	1,720
Southern California Edison Co.
5.385% due 12/13/2007		3,000	3,001
Telefonos de Mexico S.A. de C.V.
5.500% due 01/27/2015		850	782
Time Warner Telecom Holdings, Inc.
9.170% due 02/15/2011		2,350	2,391
Verizon Global Funding Corp.
5.300% due 08/15/2007		1,800	1,801

			75,673

Total Corporate Bonds & Notes (Cost $482,530)			481,298

U.S. GOVERNMENT AGENCIES 10.5%
Fannie Mae
4.292% due 02/01/2035		895	882
4.500% due 10/25/2022		308	307
5.000% due 06/25/2027		368	366
5.111% due 09/07/2006		50,000	49,982
5.462% due 04/25/2035		239	239
5.500% due 07/13/2036		34,000	32,661
Federal Home Loan Bank
4.840% due 12/29/2006		100,000	100,011
Freddie Mac
4.000% due 04/15/2022 - 12/15/2024 (b)		3,300	3,212
5.000% due 06/15/2013 - 09/15/2024 (b)		2,906	2,879
5.211% due 10/25/2044		13,045	13,135

Total U.S. Government Agencies (Cost $203,758)			203,674

MORTGAGE-BACKED SECURITIES 0.5%
Bear Stearns Commercial Mortgage Securities
3.688% due 11/11/2041		1,347	1,314
CS First Boston Mortgage Securities Corp.
4.938% due 05/15/2010		1,880	1,852
2.611% due 08/15/2036		843	820
Structured Asset Mortgage Investments, Inc.
5.301% due 09/25/2035		5,196	5,203
Washington Mutual, Inc.
5.632% due 12/25/2044		590	593

Total Mortgage-Backed Securities (Cost $9,812)			9,782

ASSET-BACKED SECURITIES 3.0%
ACE Securities Corp.
5.402% due 02/25/2036		781	781
Argent Securities, Inc.
5.462% due 12/25/2035		2,870	2,872
5.402% due 03/25/2036		1,362	1,363
Bear Stearns Asset-Backed Securities, Inc.
5.402% due 11/25/2035		1,450	1,450
Carrington Mortgage Loan Trust
5.234% due 07/25/2031		2,000	2,001
Countrywide Asset-Backed Certificates
5.392% due 02/25/2036		2,031	2,033
5.392% due 03/25/2036		1,850	1,850
5.392% due 04/25/2036		1,843	1,845
5.395% due 07/25/2036		4,300	4,303
First NLC Trust
5.442% due 02/25/2036		2,877	2,879
Fremont Home Loan Trust
5.412% due 01/25/2036		1,567	1,568
GSAMP Trust
5.412% due 11/25/2035		1,619	1,620
Home Equity Mortgage Trust
5.432% due 02/25/2036		1,438	1,439
5.171% due 04/25/2036		1,031	1,032
HSI Asset Securitization Corp. Trust
5.402% due 12/25/2035		1,661	1,663
Indymac Residential Asset-Backed Trust
5.422% due 03/25/2036		1,521	1,522
Long Beach Mortgage Loan Trust
5.412% due 01/25/2036		1,008	1,009
5.392% due 03/25/2036		1,210	1,210
MASTR Asset-Backed Securities Trust
5.432% due 11/25/2035		2,533	2,535
Merrill Lynch Mortgage Investors, Inc.
5.410% due 06/25/2012		2,000	2,001
5.392% due 02/25/2037		1,802	1,802
Morgan Stanley Capital I, Inc.
5.392% due 02/25/2036		2,650	2,650
Nelnet Student Loan Trust
5.174% due 08/23/2011		976	977
Nissan Auto Lease Trust
2.900% due 08/15/2007		745	743
Residential Asset Mortgage Products, Inc.
5.402% due 12/25/2007		1,591	1,593
5.161% due 02/25/2036		1,379	1,380
Residential Asset Securities Corp.
5.402% due 10/27/2024		1,281	1,282
5.422% due 09/25/2025		367	368
5.412% due 01/25/2036		2,134	2,136
5.297% due 07/25/2036		2,000	2,001
SLM Student Loan Trust
5.070% due 01/25/2013		3,799	3,800
Structured Asset Securities Corp.
5.452% due 12/25/2035		1,526	1,527

Total Asset-Backed Securities (Cost $57,199)			57,235

SOVEREIGN ISSUES 7.3%
Argentina Bonos
4.889% due 08/03/2012		12,500	10,400
Brazilian Government International Bond
10.000% due 08/07/2011		3,150	3,602
7.875% due 03/07/2015		175	184
8.875% due 10/14/2019		50	56
Chile Government International Bond
5.526% due 01/28/2008		1,461	1,469
Ecuador Government International Bond
12.000% due 11/15/2012		612	628
Egypt Government International Bond
7.625% due 07/11/2006		500	500
Kazakhstan Government International Bond
11.125% due 05/11/2007		750	781
Korea Development Bank
5.001% due 10/20/2009		5,200	5,238
5.469% due 11/22/2012		7,500	7,514
Mexico Government International Bond
5.750% due 01/13/2009		2,511	2,536
Pakistan Government International Bond
7.125% due 03/31/2016		3,400	3,111
Panama Government International Bond
5.563% due 07/17/2014		3,701	3,720
5.563% due 07/17/2016		6,855	6,890
Peru Government International Bond
5.000% due 03/07/2017		9,028	8,646
Republic of Korea
4.875% due 09/22/2014		2,000	1,863
Russia Government International Bond
8.250% due 03/31/2010		889	926
12.750% due 06/24/2028		100	169
Ukraine Government International Bond
11.000% due 03/15/2007		2,782	2,840
8.235% due 08/05/2009		14,150	14,859
6.875% due 03/04/2011		250	246
Venezuela Government International Bond
5.375% due 08/07/2010		2,500	2,369
5.614% due 04/20/2011		62,300	61,989

Total Sovereign Issues (Cost $136,124)			140,536

FOREIGN CURRENCY-DENOMINATED ISSUES (g) 3.4%
Amadeus Global Travel Distribution S.A.
6.049% due 04/08/2013	EUR	2,000	2,590
5.744% due 04/08/2014		2,000	2,601
Basell NV
4.740% due 09/15/2013		2,081	2,694
5.240% due 09/15/2014		1,762	2,292
5.644% due 09/15/2014		675	878
Gaz Capital
7.800% due 09/27/2010		3,000	4,244
JSG Holding PLC
5.500% due 11/29/2013		1,500	1,930
5.500% due 11/29/2014		1,500	1,935
Lecta Group Term B
5.297% due 03/13/2009		2,500	3,206
Nordic Telephone
5.207% due 11/30/2013		2,100	2,715
5.707% due 11/30/2014		2,100	2,726
Pirelli SpA
5.566% due 06/23/2014		3,900	5,063
Seat Pagine Gialle SpA
4.491% due 05/25/2012		2,000	2,565
SigmaKalon
5.522% due 09/19/2012		2,000	2,582
6.022% due 09/19/2013		2,000	2,593
Spain Government International Bond
3.100% due 09/20/2006	JPY	190,000	1,670
Telefonos de Mexico S.A. de C.V.
8.750% due 01/31/2016	MXN	97,600	8,261
UPC Broadband Holding BV
4.986% due 03/31/2013	EUR	2,000	2,557
4.986% due 12/31/2013		2,000	2,558
Wavin BV
4.992% due 09/13/2013		2,250	2,903
5.492% due 09/13/2014		2,250	2,917
Weather Investments SARL
4.955% due 06/17/2012		2,100	2,671
Wind Acquisitions SARL
5.634% due 06/17/2013		1,050	1,348
6.134% due 06/17/2014		1,050	1,355

Total Foreign Currency-Denominated Issues (Cost $65,807)			66,854

	Notional Amount (000s)
PURCHASED CALL OPTIONS 0.0%
2-Year Interest Rate Swap (OTC) Pay 3-Month USD-LIBOR Floating Rate Index
Strike @ 4.750% Exp. 08/07/2006		$7,100	0
Strike @ 4.750% Exp. 08/08/2006		31,100	0

	# of Contracts
90-Day Eurodollar September Futures (CME)
Strike @ $94.750 Exp. 09/18/2006		430	11

Total Purchased Call Options (Cost $277)			11

PURCHASED PUT OPTIONS (g) 0.0%
90-Day Eurodollar June Futures (CME)
Strike @ $91.250 Exp. 06/18/2007		440	3
90-Day Eurodollar March Futures (CME)
Strike @ $91.750 Exp. 03/19/2007		1,085	7
Strike @ $92.000 Exp. 03/19/2007		316	2
90-Day Eurodollar September Futures (CME)
Strike @ $94.000 Exp. 09/18/2006		25	0

	Notional Amount (000s)
Fannie Mae (OTC) 5.500% due 07/13/2036
Strike @ $91.500 Exp. 07/06/2006		$34,000	0
France Treasury Bills (OTC) 2.443% due 07/13/2006
Strike @ EUR99.500 Exp. 07/10/2006	EUR	50,000	6
Germany Treasury Bills (OTC) 3.029% due 08/16/2006
Strike @ EUR99.350 Exp. 08/14/2006		30,000	5
U.S. Treasury 10-Year Note September Futures (CBOT)
Strike @ $98.000 Exp. 08/25/2006		$1,060	17

Total Purchased Put Options (Cost $52)			40

	Shares
COMMON STOCKS 0.2%
Salomon Brothers 2008 Worldwide Dollar Government Term Trust, Inc.		297,200	3,195

Total Common Stocks (Cost $3,236)			3,195

PREFERRED STOCK 0.2%
Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008		3,610	3,673

Total Preferred Stock (Cost $3,700)			3,673

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS (g) 45.6%
Commercial Paper 32.2%
Fannie Mae
4.668% due 07/19/2006		$103,000	102,778
4.792% due 07/19/2006		15,000	14,968
4.926% due 08/02/2006		20,000	19,918
4.931% due 08/02/2006		95,000	94,609
Federal Home Loan Bank
0.010% due 07/03/2006		147,100	147,100
4.930% due 08/02/2006		72,913	72,613
Freddie Mac
4.711% due 07/18/2006		159,900	159,577
4.870% due 07/25/2006		12,000	11,964

			623,527

Repurchase Agreement 0.2%
Lehman Brothers, Inc.
4.600% due 07/03/2006		5,000	5,000

(Dated 06/30/2006. Collateralized by U.S. Treasury Notes 3.250% due 08/15/2007 valued at $5,109. Repurchase proceeds are $5,002.)
Tri-Party Repurchase Agreement 0.3%
State Street Bank
4.900% due 07/03/2006		5,018	5,018

(Dated 06/30/2006. Collateralized by U.S. Treasury Bonds 8.750% due 05/15/2017 valued at $5,124. Repurchase proceeds are $5,020.)
France Treasury Bills 8.1%
2.694% due 07/13/2006-12/21/2006 (b)	EUR	123,300	156,540

Germany Treasury Bills 4.2%
2.703% due 08/16/2006-09/13/2006 (b)		63,370	80,691

U.S. Treasury Bills 0.6%
4.797% due 09/14/2006 (c)(d)		$12,155	12,017

Total Short-Term Instruments (Cost $881,609)			882,793

Total Investments (a) 103.2% (Cost $1,991,191)			$1,995,982
Written Options (f) (0.0%) (Premiums $463)			(143)
Other Assets and Liabilities (Net) (3.2%)			(61,338)

Net Assets 100.0%			$1,934,501

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) As of June 30, 2006, portfolio securities with an aggregate market value of $49,945 were valued in good faith and pursuant to guidelines established by the Investment Adviser.

(b) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(c) Securities with an aggregate market value of $9,887 have been pledged as collateral for swap and swaption contracts on June 30, 2006.

(d) Securities with an aggregate market value of $2,130 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	120	$(177)
90-Day Eurodollar December Futures	Long	12/2007	215	(258)
90-Day Eurodollar December Futures	Short	12/2008	215	253
90-Day Eurodollar June Futures	Short	06/2008	215	258
90-Day Eurodollar March Futures	Long	03/2007	215	(293)
90-Day Eurodollar March Futures	Short	03/2008	95	114
90-Day Eurodollar September Futures	Long	09/2006	46	(88)
90-Day Eurodollar September Futures	Long	09/2007	335	(452)
90-Day Eurodollar September Futures	Short	09/2008	215	253
Euro-Bund 10-Year Note September Futures	Long	09/2006	665	(490)

				$(880)

(e) Swap agreements outstanding on June 30, 2006:

Interest	Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
J.P. Morgan Chase & Co.	BRL-CDI-Compounded	Pay	15.370%	01/02/2009	BRL	16,000	$145
J.P. Morgan Chase & Co.	BRL-CDI-Compounded	Pay	16.230%	01/02/2009		13,000	253
Citibank N.A.	6-month EUR-LIBOR	Pay	4.000%	06/17/2010	EUR	13,300	(537)
Morgan Stanley Dean Witter & Co.	6-month EUR-LIBOR	Receive	4.000%	12/15/2011		11,200	85
UBS Warburg LLC	6-month JPY-LIBOR	Receive	2.000%	12/15/2015	JPY	3,770,000	315
Barclays Bank PLC	KSDA South Korea Daily Closing of 3-month CD	Pay	5.060%	01/17/2011	KRW	4,900,000	64
J.P. Morgan Chase & Co.	1-month MXN-LIBOR	Pay	8.410%	04/17/2009	MXN	73,500	(21)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		$84,550	1,045
J.P. Morgan Chase & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2011		15,700	(42)
J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		105,700	1,319
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		21,000	260

							$2,886

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
ABN AMRO Bank, N.V.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.360%	08/24/2009	$100	$6
Bank of America	Allied Waste North America, Inc. 6.500% due 11/15/2010	Sell	2.750%	09/20/2009	400	9
Bank of America	Williams Cos., Inc. 7.125% due 09/01/2011	Sell	2.050%	09/20/2009	125	4
Barclays Bank PLC	Dow Jones CDX N.A. EM3 Index	Sell	2.100%	06/20/2010	6,000	223
Barclays Bank PLC	Dow Jones CDX N.A. EM4 Index	Sell	1.800%	12/20/2010	17,000	45
Barclays Bank PLC	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.880%	04/20/2011	18,500	(127)
Barclays Bank PLC	Dow Jones CDX N.A. EM5 Index	Sell	1.350%	06/20/2011	40,000	(783)
Barclays Bank PLC	Dow Jones CDX N.A. IG4 Index	Buy	(0.650%)	06/20/2015	12,900	(67)
Bear Stearns & Co., Inc.	AT&T Corp. 9.050% due 11/15/2011	Sell	1.300%	09/20/2006	100	0
Bear Stearns & Co., Inc.	Electronic Data Systems Corp. 6.500% due 08/01/2013	Sell	1.050%	09/20/2006	100	0
Bear Stearns & Co., Inc.	Allied Waste North America, Inc. 5.750% due 02/15/2011	Sell	1.850%	12/20/2007	1,500	17
Bear Stearns & Co., Inc.	ArvinMeritor, Inc. 8.750% due 03/01/2012	Sell	1.140%	12/20/2007	1,500	0
Bear Stearns & Co., Inc.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	1.240%	09/20/2009	300	(2)
Bear Stearns & Co., Inc.	Host Marriott LP 7.125% due 11/01/2013	Sell	1.950%	09/20/2009	300	10
Bear Stearns & Co., Inc.	Dura Operating Corp. 8.625% due 04/15/2012	Sell	4.150%	12/20/2009	500	(69)
Bear Stearns & Co., Inc.	Dynegy Holdings, Inc. 9.875% due 07/15/2010	Sell	2.350%	12/20/2009	1,500	(16)
Bear Stearns & Co., Inc.	Smurfit-Stone Container Enterprises, Inc. 9.750% due 02/01/2011	Sell	1.760%	12/20/2009	1,500	(90)
Bear Stearns & Co., Inc.	Dow Jones CDX N.A. HY6 Index	Sell	3.000%	06/20/2011	35,000	(159)
Bear Stearns & Co., Inc.	Wells Fargo & Co. 6.250% due 04/15/2008	Sell	0.160%	06/20/2011	10,000	23
BNP Paribas Bank	Wachovia Corp. 5.625% due 12/15/2008	Sell	0.160%	06/20/2011	14,700	22
Citibank N.A.	Host Marriott LP 7.125% due 11/01/2013	Sell	1.900%	09/20/2007	100	2
Credit Suisse First Boston	Aries Vermoegensverwaltungs GmbH 9.600% due 10/25/2014	Sell	0.280%	10/20/2007	42,500	103
Credit Suisse First Boston	Citizens Communications Co. 9.250% due 05/15/2011	Buy	(0.720%)	03/20/2008	1,000	(5)
Credit Suisse First Boston	Select Aggregate Market Index (SAMI)	Sell	2.450%	09/20/2008	600	3
Credit Suisse First Boston	AES Corp. 9.500% due 06/01/2009	Sell	3.850%	09/20/2009	150	8
Credit Suisse First Boston	AES Corp. 9.500% due 06/01/2009	Sell	3.850%	09/20/2009	100	7
Credit Suisse First Boston	Allied Waste North America, Inc. 6.125% due 02/15/2014	Sell	2.460%	09/20/2009	125	2
Credit Suisse First Boston	Delhaize America, Inc. 8.125% due 04/15/2011	Sell	1.400%	09/20/2009	125	3
Credit Suisse First Boston	TECO Energy, Inc. 7.200% due 05/01/2011	Sell	2.050%	09/20/2009	100	4
Credit Suisse First Boston	AT&T Corp. 9.050% due 11/15/2011	Sell	1.300%	12/20/2009	1,000	37
Credit Suisse First Boston	Select Aggregate Market Index (SAMI)	Sell	2.150%	12/20/2009	690	(1)
Credit Suisse First Boston	Citizens Communications Co. 9.250% due 05/15/2011	Sell	1.910%	03/20/2011	3,000	71
Credit Suisse First Boston	Dow Jones CDX N.A. HY6 Index	Sell	3.000%	06/20/2011	20,000	(274)
Credit Suisse First Boston	Citizens Communications Co. 9.250% due 05/15/2011	Buy	(2.290%)	03/20/2013	2,000	(51)
Deutsche Bank AG	NAK Naftogaz Ukrainy 8.125% due 09/30/2009	Sell	4.200%	05/20/2009	17,000	2,075
Deutsche Bank AG	Dow Jones CDX N.A. HY5 Index	Sell	2.500%	12/20/2010	26,829	623
Deutsche Bank AG	Dow Jones CDX N.A. EM5 Index	Sell	1.350%	06/20/2011	52,000	(898)
Deutsche Bank AG	Dow Jones CDX N.A. HY6 Index	Sell	3.000%	06/20/2011	25,000	(61)
Deutsche Bank AG	Dow Jones CDX N.A. HY6 Index	Sell	3.000%	06/20/2011	20,000	(192)
Deutsche Bank AG	Dow Jones CDX N.A. IG6 Index	Sell	0.400%	06/20/2011	4,500	(7)
Deutsche Bank AG	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.840%	07/20/2011	25,000	155
Goldman Sachs & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.700%	03/20/2007	975	4
Goldman Sachs & Co.	TECO Energy, Inc. 7.500% due 06/15/2010	Sell	1.690%	09/20/2009	300	13
Goldman Sachs & Co.	TRW Automotive, Inc. 9.375% due 02/15/2013	Sell	2.150%	09/20/2009	125	5
Goldman Sachs & Co.	TRW Automotive, Inc. 9.375% due 02/15/2013	Sell	2.150%	09/20/2009	125	5
Goldman Sachs & Co.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%	06/20/2010	15,000	715
Goldman Sachs & Co.	Dow Jones CDX N.A. HY5 Index	Sell	2.500%	12/20/2010	87,805	1,236
Goldman Sachs & Co.	Host Marriott LP 7.125% due 11/01/2013	Sell	1.770%	12/20/2010	1,700	41
Goldman Sachs & Co.	Dow Jones CDX N.A. HY6 Index	Sell	3.450%	06/20/2011	8,500	11
Goldman Sachs & Co.	Dow Jones CDX N.A. HY6 Index	Sell	3.000%	06/20/2011	25,000	(248)
Goldman Sachs & Co.	Dow Jones CDX N.A. IG6 Index	Sell	0.400%	06/20/2011	69,200	(27)
Goldman Sachs & Co.	Dow Jones CDX N.A. IG4 Index	Buy	(0.650%)	06/20/2015	25,000	(76)
HSBC Bank USA	Ford Motor Corp. 7.450% due 07/16/2031	Sell	2.410%	06/20/2007	600	(14)
J.P. Morgan Chase & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.770%	05/20/2007	900	4
J.P. Morgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%	06/20/2007	3,200	(24)
J.P. Morgan Chase & Co.	Dow Jones CDX N.A. EM2 Index	Sell	2.600%	12/20/2009	5,850	298
J.P. Morgan Chase & Co.	Stone Container Corp. 7.375% due 07/15/2014	Sell	2.300%	12/20/2009	300	(13)
J.P. Morgan Chase & Co.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%	06/20/2010	12,000	669
J.P. Morgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.420%	04/20/2011	12,000	(75)
Lehman Brothers, Inc.	Extendicare Health Services, Inc. floating rate based on 1-month USD-LIBOR plus 2.500% due 06/28/2009	Sell	2.100%	09/20/2009	400	3
Lehman Brothers, Inc.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%	06/20/2010	6,350	344
Lehman Brothers, Inc.	Dow Jones CDX N.A. EM4 Index	Buy	(1.800%)	12/20/2010	17,000	106
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY5 Index	Sell	2.500%	12/20/2010	17,073	372
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG5 Index	Buy	(0.450%)	12/20/2010	0	0
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG5 Index	Buy	(0.450%)	12/20/2010	58,000	(124)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.220%	03/20/2011	40,000	(490)
Lehman Brothers, Inc.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.750%	04/20/2011	7,900	7
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	1.050%	04/20/2011	32,100	(320)
Lehman Brothers, Inc.	Telefonos de Mexico S.A. de C.V. 4.500% due 11/19/2008	Buy	(0.550%)	04/20/2011	7,900	25
Lehman Brothers, Inc.	Bank of America Corp. 7.400% due 01/15/2011	Sell	0.170%	06/20/2011	4,600	12
Lehman Brothers, Inc.	Citigroup, Inc. 7.250% due 10/01/2010	Sell	0.170%	06/20/2011	4,700	12
Lehman Brothers, Inc.	Dow Jones CDX N.A. EM5 Index	Sell	1.350%	06/20/2011	351,900	(3,546)
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG6 Index	Sell	0.400%	06/20/2011	11,200	8
Lehman Brothers, Inc.	JPMorgan Chase & Co. 6.750% due 02/01/2011	Sell	0.220%	06/20/2011	4,900	(3)
Merrill Lynch & Co., Inc.	Citizens Communications Co. 9.250% due 05/15/2011	Buy	(0.750%)	03/20/2008	1,000	(5)
Merrill Lynch & Co., Inc.	NAK Naftogaz Ukrainy 8.125% due 09/30/2009	Sell	3.300%	04/20/2009	2,000	200
Merrill Lynch & Co., Inc.	SPX Corp. 7.500% due 01/01/2013	Sell	2.250%	09/20/2009	150	5
Merrill Lynch & Co., Inc.	SPX Corp. 7.500% due 01/01/2013	Sell	2.250%	09/20/2009	100	3
Merrill Lynch & Co., Inc.	Williams Cos., Inc. 8.125% due 03/15/2012	Sell	1.710%	09/20/2009	300	7
Merrill Lynch & Co., Inc.	ArvinMeritor, Inc. 8.750% due 03/01/2012	Sell	2.250%	12/20/2009	500	(1)
Merrill Lynch & Co., Inc.	CMS Energy Corp. 7.500% due 01/15/2009	Sell	1.850%	12/20/2009	1,500	21
Merrill Lynch & Co., Inc.	Citizens Communications Co. 9.250% due 05/15/2011	Sell	1.950%	03/20/2011	3,000	76
Merrill Lynch & Co., Inc.	Bank of America Corp. 7.400% due 01/15/2011	Sell	0.160%	06/20/2011	11,900	25
Merrill Lynch & Co., Inc.	Citigroup, Inc. 7.250% due 10/01/2010	Sell	0.160%	06/20/2011	11,900	25
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. IG6 Index	Sell	0.400%	06/20/2011	31,800	23
Merrill Lynch & Co., Inc.	Wachovia Corp. 5.625% due 12/15/2008	Sell	0.160%	06/20/2011	7,900	10
Merrill Lynch & Co., Inc.	Citizens Communications Co. 9.250% due 05/15/2011	Buy	(2.310%)	03/20/2013	2,000	(53)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	1,100	2
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.450%	06/20/2007	5,700	47
Morgan Stanley Dean Witter & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.510%	08/20/2007	15,000	39
Morgan Stanley Dean Witter & Co.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	1.630%	09/20/2009	100	1
Morgan Stanley Dean Witter & Co.	Dow Jones CDX N.A. EM2 Index	Sell	2.600%	12/20/2009	41,500	1,715
Morgan Stanley Dean Witter & Co.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%	06/20/2010	37,500	2,159
Morgan Stanley Dean Witter & Co.	Dow Jones CDX N.A. EM4 Index	Sell	1.800%	12/20/2010	600	(3)
Morgan Stanley Dean Witter & Co.	Citigroup, Inc. 7.250% due 10/01/2010	Sell	0.163%	06/20/2011	11,000	24
Morgan Stanley Dean Witter & Co.	Dow Jones CDX N.A. EM5 Index	Sell	1.350%	06/20/2011	31,400	(343)
UBS Warburg LLC	Dow Jones CDX N.A. EM2 Index	Sell	2.600%	12/20/2009	8,300	334
UBS Warburg LLC	Dow Jones CDX N.A. IG5 Index	Sell	0.450%	12/20/2010	29,000	65
UBS Warburg LLC	Bank of America Corp. 7.400% due 01/15/2011	Sell	0.160%	06/20/2011	11,000	23
UBS Warburg LLC	Dow Jones CDX N.A. HY6 Index	Sell	3.000%	06/20/2011	10,000	(99)
UBS Warburg LLC	Dow Jones CDX N.A. IG6 Index	Sell	0.400%	06/20/2011	14,000	(30)
UBS Warburg LLC	JPMorgan Chase & Co. 6.750% due 02/01/2011	Sell	0.210%	06/20/2011	11,000	(11)
UBS Warburg LLC	Dow Jones CDX N.A. IG4 Index	Buy	(0.650%)	06/20/2015	20,000	(54)

						$3,785

+	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

(f) Written options outstanding on June 30, 2006:

Options	on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$108.000	08/25/2006	600	$82	$19
Put - CBOT U.S. Treasury 10-Year Note September Futures	103.000	08/25/2006	600	82	84
Call - CME 90-Day Eurodollar September Futures	94.875	09/18/2006	860	115	11

				$279	$114

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.780%	08/07/2006	$3,100	$25	$0
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.780%	08/08/2006	13,600	128	0

							$153	$0

Credit Default Swaptions

Counterparty	Reference Entity	Buy/Sell Protection+	Pay/Receive Fixed Rate	Expiration Date	Notional Amount	Premium	Value
Morgan Stanley Dean Witter & Co.	British Telecomuunications Public Limited. Co. 7.12500% due 12/15/2011	Sell	0.200%	06/20/2008	$5,500	$29	$30

(g) Forward foreign currency contracts outstanding on June 30, 2006:

Type		Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	7,689	07/2006	$219	$0	$219
Buy	CLP	1,754,935	07/2006	0	(71)	(71)
Sell		1,754,936	07/2006	0	(24)	(24)
Buy		1,754,936	09/2006	24	0	24
Buy	CNY	266,249	03/2007	0	(216)	(216)
Buy	EUR	53,061	07/2006	1,182	0	1,182
Sell		237,524	07/2006	0	(5,332)	(5,332)
Buy		9,700	11/2006	22	0	22
Sell	HUF	2,572,925	11/2006	950	0	950
Buy	INR	105,312	08/2006	0	(62)	(62)
Buy	JPY	1,694,792	08/2006	3	(81)	(78)
Buy	KRW	2,288,782	09/2006	59	0	59
Buy	MXN	34,780	08/2006	0	(215)	(215)
Sell		77,000	08/2006	124	0	124
Buy	PEN	11,073	08/2006	28	0	28
Sell		11,073	08/2006	0	(128)	(128)
Buy	PLN	10,422	11/2006	0	(86)	(86)
Buy	RUB	93,263	09/2006	110	0	110
Buy		225,883	02/2007	375	0	375
Buy	SGD	3,853	08/2006	60	0	60
Buy	SKK	101,770	09/2006	95	0	95
Buy	ZAR	9,318	11/2006	0	(206)	(206)

				$3,251	$(6,421)	$(3,170)

See accompanying notes

Schedule of Investments

Foreign Bond Fund (U.S. Dollar-Hedged)

June 30, 2006 (Unaudited)

		Principal Amount (000s)	Value (000s)
ARUBA (j) 0.2%
Mizuho Finance Aruba AEC
1.681% due 12/31/2049	JPY	500,000	$4,509

Total Aruba (Cost $4,392)			4,509

AUSTRALIA (j) 0.1%
Australia Government Bond
8.750% due 08/15/2008	AUD	600	472
Homeside Mortgage Securities Trust
5.270% due 01/20/2027		$274	271
Medallion Trust
5.275% due 07/12/2031		841	842
Torrens Trust
5.459% due 07/15/2031		335	335

Total Australia (Cost $1,908)			1,920

AUSTRIA (j) 0.7%
Austria Government Bond
5.000% due 07/15/2012	EUR	12,700	17,172

Total Austria (Cost $13,845)			17,172

BELGIUM (j) 0.6%
Belgium Government Bond
7.500% due 07/29/2008	EUR	10,500	14,453

Total Belgium (Cost $10,075)			14,453

CANADA (j) 0.1%
Rogers Wireless, Inc.
7.625% due 12/15/2011	CAD	2,100	1,950

Total Canada (Cost $1,760)			1,950

CAYMAN ISLANDS (j) 1.0%
Cypress Tree Investment Partners I Ltd.
5.468% due 10/15/2009		$818	826
Mizuho Finance Cayman Ltd.
1.815% due 12/31/2049	JPY	300,000	2,624
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		$10,700	10,340
MUFG Capital Finance 2 Ltd.
4.850% due 12/31/2049	EUR	3,300	4,024
Pylon Ltd.
6.863% due 12/22/2008		1,350	1,743
SHL Corp. Ltd.
1.042% due 12/25/2024	JPY	18,335	162
Vita Capital Ltd.
6.340% due 01/01/2007		$3,900	3,913

Total Cayman Islands (Cost $24,110)			23,632

DENMARK (j) 0.0%
Nordea Kredit Realkreditaktieselskab
6.000% due 07/01/2029	DKK	1,336	239
Nykredit Realkredit A/S
6.000% due 10/01/2029		2,075	371

Total Denmark (Cost $375)			610

FRANCE (j) 12.8%
Axa S.A.
3.750% due 01/01/2017	EUR	828	1,444
France Government Bond
4.000% due 04/25/1955		600	718
5.250% due 04/25/2008		26,800	35,274
4.000% due 04/25/2009		8,050	10,387
4.000% due 10/25/2009		30,070	38,784
4.000% due 04/25/2014		39,700	50,786
4.000% due 10/25/2014		111,700	142,669
6.000% due 10/25/2025		3,400	5,323
5.750% due 10/25/2032		10,300	16,048
4.750% due 04/25/2035		1,100	1,499

Total France (Cost $278,571)			302,932

GERMANY (j) 25.8%
Bauhaus Securities Ltd.
3.144% due 10/30/2052	EUR	2,728	3,498
DSL Bank AG
7.250% due 08/07/2007	GBP	3,000	5,673
Haus Ltd.
3.169% due 12/14/2037	EUR	4,488	5,335
Hypothekenbank in Essen AG
5.500% due 02/20/2007		1,690	2,189
Landesbank Baden-Wurttemberg
5.500% due 04/02/2007		440	571
LRP Landesbank Rheinland-Pfalz
4.750% due 04/04/2008		1,430	1,864
Republic of Germany
4.000% due 07/04/2009		2,900	3,740
5.375% due 01/04/2010		4,100	5,517
5.250% due 07/04/2010		33,500	45,119
5.250% due 01/04/2011		28,400	38,411
5.000% due 07/04/2011		100	134
5.000% due 01/04/2012		10,000	13,481
4.250% due 01/04/2014		63,452	82,472
4.250% due 07/04/2014		81,490	106,016
6.250% due 01/04/2024		7,600	12,091
6.500% due 07/04/2027		95,560	158,823
5.625% due 01/04/2028		39,370	59,409
6.250% due 01/04/2030		23,950	39,174
5.500% due 01/04/2031		15,400	23,110
4.750% due 07/04/2034		4,300	5,874

Total Germany (Cost $578,369)			612,501

IRELAND (j) 0.2%
Celtic Residential Irish Mortgage
3.075% due 06/13/2035	EUR	1,815	2,329
Emerald Mortgages PLC
3.134% due 04/30/2028		1,791	2,298
3.134% due 10/22/2035		477	613

Total Ireland (Cost $4,301)			5,240

ITALY (j) 0.4%
Italy Buoni Poliennali Del Tesoro
5.500% due 11/01/2010	EUR	1,700	2,313
5.250% due 08/01/2011		3,400	4,609
Siena Mortgages SpA
3.145% due 02/28/2037		1,002	1,283

Total Italy (Cost $8,132)			8,205

JAPAN (j) 19.2%
Bank of Tokyo-Mitsubishi UFJ Ltd.
3.500% due 12/16/2015	EUR	300	370
Development Bank of Japan
4.250% due 06/09/2015		$7,300	6,581
Japan Government Bond
0.700% due 09/20/2008	JPY	2,980,000	25,948
1.500% due 03/20/2011		12,210,000	107,388
1.500% due 03/20/2014		6,810,000	58,409
1.600% due 06/20/2014		8,010,000	69,008
1.600% due 09/20/2014		5,710,000	49,104
1.000% due 06/10/2016		3,366,720	29,184
2.300% due 05/20/2030		700,300	5,987
2.400% due 03/20/2034		2,140,000	18,366
2.300% due 06/20/2035		5,180,000	43,295
2.500% due 09/20/2035		4,060,000	35,410
Resona Bank Ltd.
5.850% due 09/29/2049		$5,700	5,313
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049		1,300	1,215

Total Japan (Cost $480,516)			455,578

JERSEY, CHANNEL ISLANDS (j) 0.0%
Lloyds TSB Capital
7.375% due 02/07/2049	EUR	500	728
SRM Investment Ltd.
3.125% due 08/26/2034		428	548

Total Jersey, Channel Islands (Cost $977)			1,276

MEXICO 0.0%
Pemex Project Funding Master Trust
8.850% due 09/15/2007		$40	41

Total Mexico (Cost $39)			41

NETHERLANDS (j) 0.5%
Delphinus
3.059% due 04/25/1993	EUR	1,500	1,929
Dutch Mortgage Portfolio Loans BV
3.143% due 11/20/2035		1,367	1,757
Dutch Mortgage-Backed Securities BV
3.094% due 10/02/1979		3,000	3,854
Holland Euro-Denominated Mortgage-Backed Series
3.034% due 04/18/2012		989	1,237
Netherlands Government Bond
3.750% due 07/15/2014		2,500	3,146

Total Netherlands (Cost $11,801)			11,923

NEW ZEALAND (j) 0.1%
New Zealand Government Bond
4.500% due 02/15/2016 (b)	NZD	2,006	1,662

Total New Zealand (Cost $1,229)			1,662

RUSSIA (j) 0.2%
Gaz Capital for Gazprom
5.875% due 06/01/2015	EUR	700	911
VTB Capital S.A. for Vneshtorgbank
6.174% due 09/21/2007		$3,800	3,803

Total Russia (Cost $4,679)			4,714

SPAIN (j) 3.1%
Hipotebansa Mortgage Securitization Fund
2.920% due 07/18/2022	EUR	1,164	1,488
Spain Government Bond
5.150% due 07/30/2009		37,730	50,230
5.350% due 10/31/2011		11,100	15,184
4.200% due 07/30/2013		2,200	2,853
4.200% due 01/31/2037		2,300	2,862

Total Spain (Cost $55,585)			72,617

TUNISIA (j) 0.2%
Banque Centrale de Tunisie
4.500% due 06/22/2020	EUR	4,600	5,307

Total Tunisia (Cost $5,559)			5,307

UNITED KINGDOM (j) 4.3%
Dolerite Funding PLC
5.469% due 08/20/2032		$668	668
HBOS Treasury Services PLC
5.920% due 09/29/2049		5,900	5,445
Royal Bank of Scotland Group PLC
5.424% due 12/21/2007		6,500	6,505
United Kingdom Gilt
5.000% due 03/07/2008	GBP	4,900	9,097
4.000% due 03/07/2009		14,900	27,002
5.000% due 03/07/2012		12,830	24,005
8.000% due 09/27/2013		14,100	31,210

Total United Kingdom (Cost $104,103)			103,932

UNITED STATES (j) 25.3%
Asset-Backed Securities 1.4%
Amresco Residential Securities Mortgage Loan Trust
6.262% due 06/25/2029		$603	604
Argent Securities, Inc.
5.422% due 11/25/2035		2,986	2,988
Bear Stearns Asset-Backed Securities, Inc.
5.652% due 10/25/2032		107	107
5.722% due 10/25/2032		218	220
Capital One Auto Finance Trust
5.117% due 05/15/2007		4,943	4,945
Citigroup Mortgage Loan Trust, Inc.
5.412% due 05/25/2035		195	196
5.432% due 09/25/2035		947	948
Conseco Finance
5.569% due 10/15/2031		84	84
Countrywide Asset-Backed Certificates
5.412% due 07/25/2035		111	111
CS First Boston Mortgage Securities Corp.
5.632% due 01/25/2032		138	138
FBR Securitization Trust
5.442% due 10/25/2035		877	877
5.442% due 12/25/2035		2,143	2,145
First Alliance Mortgage Loan Trust
5.497% due 12/20/2027		28	28
First NLC Trust
5.432% due 12/25/2035		1,649	1,650
5.442% due 02/25/2036		2,332	2,334
Fremont Home Loan Trust
5.412% due 01/25/2036		2,507	2,509
GE-WMC Mortgage Securities LLC
5.422% due 01/25/2036		2,004	2,006
GSAMP Trust
5.432% due 01/25/2036		864	865
Home Equity Mortgage Trust
5.432% due 02/25/2036		959	959
Indymac Residential Asset-Backed Trust
5.422% due 03/25/2036		1,217	1,218
Mesa Trust Asset-Backed Certificates
5.722% due 11/25/2031		702	705
New Century Home Equity Loan Trust
5.412% due 07/25/2035		808	808
Nissan Auto Lease Trust
2.900% due 08/15/2007		298	297
Quest Trust
5.882% due 06/25/2034		1,148	1,152
Residential Asset Securities Corp.
5.422% due 10/25/2028		1,282	1,283
5.572% due 07/25/2032		722	723
4.450% due 01/25/2036		790	791
SG Mortgage Securities Trust
5.422% due 09/25/2035		728	729
Soundview Home Equity Loan Trust
4.190% due 05/25/2035		1,050	1,050
5.422% due 12/25/2035		934	935

			33,405

Bank Loan Obligations 0.2%
Georgia-Pacific Corp.
6.500% due 12/20/2012		226	228
6.880% due 12/20/2012		4,762	4,758

			4,986

Corporate Bonds & Notes 4.4%
AT&T, Inc.
5.380% due 11/14/2008		500	501
Atlantic & Western Re Ltd.
10.990% due 01/09/2007		6,500	6,400
Bombardier Capital, Inc.
7.090% due 03/30/2007 (h)		900	905
Boston Scientific Corp.
6.000% due 06/15/2011		4,700	4,642
6.400% due 06/15/2016		4,300	4,188
Charter One Bank N.A.
5.157% due 04/24/2009		13,550	13,557
CMS Energy Corp.
8.900% due 07/15/2008		1,100	1,150
EchoStar DBS Corp.
5.750% due 10/01/2008		500	490
El Paso Corp.
7.625% due 08/16/2007		500	508
General Electric Capital Corp.
5.340% due 12/12/2008		4,800	4,804
Genworth Financial, Inc.
1.600% due 06/20/2011	JPY	520,000	4,460
Harrah’s Operating Co., Inc.
5.760% due 02/08/2008		4,600	4,610
HSBC Finance Corp.
6.538% due 11/13/2007		4,600	4,655
JP Morgan & Co., Inc.
6.805% due 02/15/2012		4,670	4,882
Mirage Resorts, Inc.
7.250% due 10/15/2006		400	404
Mizuho JGB Investment LLC
9.870% due 06/30/2049		1,200	1,285
Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049		1,400	1,472
Morgan Stanley Warehouse Facilities
5.361% due 08/16/2006 (h)		15,100	15,100
SB Treasury Co. LLC
9.400% due 12/29/2049		6,600	7,014
Tokai Preferred Capital Co. LLC
9.980% due 12/29/2049		3,530	3,788
Toyota Motor Credit Corp.
5.140% due 10/12/2007		11,800	11,804
Transcontinental Gas Pipe Line Corp.
6.250% due 01/15/2008		500	499
US Bancorp
5.371% due 04/28/2009		8,200	8,206

			105,324

Mortgage-Backed Securities 3.4%
Banc of America Mortgage Securities
5.000% due 05/25/2034		5,978	5,829
Citigroup Mortgage Loan Trust, Inc.
4.900% due 10/25/2035		19,180	18,774
4.900% due 12/25/2035		1,109	1,101
Commercial Mortgage Asset Trust
6.975% due 01/17/2032		2,800	2,970
Countrywide Home Loan Mortgage Pass-Through Trust
5.642% due 03/25/2035		118	119
CS First Boston Mortgage Securities Corp.
5.419% due 11/15/2019		1,492	1,493
5.691% due 05/25/2032		120	120
5.872% due 08/25/2033		754	754
4.938% due 12/15/2040		658	648
GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034		3,933	3,872
Greenpoint Mortgage Funding Trust
5.592% due 11/25/2045		936	938
GSR Mortgage Loan Trust
4.540% due 09/25/2035		2,380	2,317
Impac CMB Trust
5.722% due 07/25/2033		259	259
JP Morgan Chase Commercial Mortgage Securities Corp.
6.465% due 11/15/2035		10,100	10,416
LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030		630	622
MASTR Asset Securitization Trust
5.500% due 11/25/2017		1,094	1,070
MLCC Mortgage Investors, Inc.
5.579% due 03/15/2025		1,099	1,105
Residential Funding Mortgage Security I
6.500% due 03/25/2032		481	479
Washington Mutual, Inc.
5.592% due 12/25/2027		5,973	5,974
5.121% due 10/25/2032		554	550
5.009% due 02/27/2034		1,660	1,639
5.202% due 05/25/2041		91	91
5.632% due 12/25/2044		3,243	3,260
5.582% due 12/25/2045		2,253	2,261
Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036		14,231	14,038

			80,699

Municipal Bonds & Notes 0.8%
Chicago, Illinois General Obligation Revenue Notes, (FSA Insured), Series 2006
5.781% due 01/01/2030		830	799
Detroit, Michigan Water Supply System Revenue Notes, (MBIA Insured), Series 1997
5.750% due 07/01/2012		200	218
District of Columbia Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
6.500% due 05/15/2033		1,115	1,255
Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
6.250% due 06/01/2033		2,400	2,617
Harris County, Texas Revenue Bonds, Series 2003
5.000% due 08/01/2033		820	824
Illinois State Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033		1,500	1,529
Illinois State Regional Transportation Authority Revenue Notes, (FSA Insured), Series 1999
5.750% due 06/01/2014		20	22
Iowa State Tobacco Settlement Authority Revenue Notes, Series 2001
5.300% due 06/01/2025		3,105	3,268
Iowa State Tobacco Settlement Authority Revenue Notes, Series 2005
6.500% due 06/01/2023		1,780	1,751
Liberty, New York Development Corporations Revenue Bonds, Series 2005
5.250% due 10/01/2035		1,260	1,342
Louisville & Jefferson Counties, Kentucky Metro Sewer District Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 05/15/2036		200	205
Metropolitan Water District of Southern California Revenue Bonds, (FGIC Insured), Series 2003
5.000% due 10/01/2036		530	540
Michigan State Building Authority Revenue Notes, (FSA Insured), Series 2003
5.250% due 10/15/2013		400	428
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
5.781% due 06/15/2038		600	557
New York State Tobacco Settlement Financing Corporation Revenue Notes, Series 2003
5.500% due 06/01/2017		600	634
New York State Tobacco Settlement Financing Corporations Revenue Notes, Series 2003
5.250% due 06/01/2013		3,500	3,587
5.500% due 06/01/2014		300	312

			19,888

		Shares
Preferred Stock 0.3%
DG Funding Trust
7.2100% due 12/31/2049		640	6,756

	Principal Amount (000s)
U.S. Government Agencies 9.1%
Fannie Mae
4.193% due 11/01/2034		13,666	13,398
4.970% due 12/01/2034		2,465	2,436
5.000% due 11/25/2032 - 07/13/2036 (c)		32,514	30,265
5.250% due 06/15/2008		10,000	9,964
5.362% due 07/25/2035		245	246
5.442% due 03/25/2034		606	607
5.500% due 11/01/2028 - 10/01/2035 (c)		81,547	78,695
5.648% due 04/01/2032		162	161
6.000% due 04/25/2043 - 07/25/2044 (c)		5,714	5,669
6.040% due 11/01/2022		55	56
6.128% due 08/01/2023		243	247
6.423% due 12/01/2030		67	68
6.450% due 01/01/2023		64	65
6.500% due 02/01/2026 - 05/01/2034 (c)		1,524	1,538
Freddie Mac
4.397% due 09/01/2035		1,189	1,164
5.000% due 12/15/2031 - 08/15/2035 (c)		8,411	7,337
5.211% due 10/25/2044		16,448	16,562
5.549% due 12/15/2030		1,375	1,378
5.871% due 06/01/2022		416	420
9.050% due 06/15/2019		7	7
Government National Mortgage Association
4.375% due 05/20/2022 - 05/20/2030 (c)		2,507	2,514
4.750% due 07/20/2022 - 08/20/2027 (c)		962	964
5.125% due 11/20/2021 - 11/20/2030 (c)		398	400
6.000% due 08/20/2034		6,012	5,864
Small Business Administration
5.980% due 11/01/2022		6,012	6,079
6.344% due 08/10/2011		2,031	2,070
6.640% due 02/10/2011		1,064	1,091
Tennessee Valley Authority
4.875% due 12/15/2016		16,050	16,032
5.880% due 04/01/2036		8,145	8,470
5.980% due 04/01/2036		1,855	1,956

			215,723

U.S. Treasury Obligations 5.7%
Treasury Inflation Protected Securities (b)
2.000% due 01/15/2014		329	317
2.000% due 07/15/2014		8,695	8,376
1.625% due 01/15/2015		1,060	988
1.875% due 07/15/2015		2,809	2,666
2.000% due 01/15/2026		15,292	14,005
3.625% due 04/15/2028		1,238	1,470
U.S. Treasury Bonds
8.125% due 08/15/2019		32,600	41,282
8.125% due 05/15/2021		13,800	17,754
6.125% due 11/15/2027		500	553
U.S. Treasury Notes
4.375% due 12/15/2010		15,600	15,158
4.250% due 11/15/2013		35,700	33,795

			136,364

Total United States (Cost $609,856)			603,145

		Notional Amount (000s)
PURCHASED CALL OPTIONS (j) 0.2%
1-Year Interest Rate Swap (OTC) Pay 3-Month USD-LIBOR Floating Rate Index
Strike @ 5.190% Exp. 05/09/2007		$193,700	197
1-Year Interest Rate Swap (OTC) Pay 6-Month GBP-LIBOR Floating Rate Index
Strike @ 5.000% Exp. 12/15/2006	GBP	65,000	104
2-Year Interest Rate Swap (OTC) Pay 3-Month USD-LIBOR Floating Rate Index
Strike @ 4.500% Exp. 10/04/2006		$62,500	0
Strike @ 4.500% Exp. 10/18/2006		$55,800	0
Strike @ 4.750% Exp. 08/07/2006		100,000	0
Strike @ 4.800% Exp. 12/22/2006		76,600	11
Strike @ 5.000% Exp. 03/08/2007		695,000	594
Strike @ 5.080% Exp. 04/19/2007		127,400	184
Strike @ 5.130% Exp. 10/25/2006		117,100	35
Strike @ 5.150% Exp. 05/08/2007		833,700	1,600
Strike @ 5.200% Exp. 05/09/2007		511,700	1,119
2-Year Interest Rate Swap (OTC) Pay 6-Month GBP-LIBOR Floating Rate Index
Strike @ 5.000% Exp. 11/17/2006	GBP	101,000	246
Strike @ 5.000% Exp. 05/11/2007		21,000	84
Strike @ 5.000% Exp. 05/17/2007		64,000	260
30-Year Interest Rate Swap (OTC) Pay 3-Month USD-LIBOR Floating Rate Index
Strike @ 5.750% Exp. 04/27/2009		9,700	565
		# of Contracts
U.S. Treasury 30-Year Bond September Futures (CBOT)
Strike @ $108.000 Exp. 08/25/2006		627	372

Total Purchased Call Options (Cost $12,297)			5,371

	Notional Amount (000s)
PURCHASED PUT OPTIONS 0.0%
30-Year Interest Rate Swap (OTC) Receive 3-Month USD-LIBOR Floating Rate Index
Strike @ 6.250% Exp. 04/27/2009		$9,700	412
		# of Contracts
90-Day Eurodollar December Futures (CME)
Strike @ $92.500 Exp. 12/18/2006		5,186	32
90-Day Eurodollar March Futures (CME)
Strike @ $92.000 Exp. 03/19/2007		1,483	9
90-Day Eurodollar September Futures (CME)
Strike @ $92.750 Exp. 09/18/2006		1,530	10
U.S. Treasury 30-Year Bond September Futures (CBOT)
Strike @ $103.000 Exp. 08/25/2006		627	118

Total Purchased Put Options (Cost $1,148)			581

	Notional Amount (000s)
PURCHASED STRADDLE OPTIONS (k) 0.0%
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle
Strike @ $0.000 Exp. 08/23/2007		$104,100	58
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle
Strike @ $0.000 Exp. 08/24/2007		25,000	19

Total Purchased Straddle Options (Cost $0)			77

		Principal Amount (000s)
SHORT-TERM INSTRUMENTS 20.0%
Commercial Paper 17.3%
Bank of America Corp.
5.090% due 08/21/2006		$35,000	34,758
Barclays U.S. Funding LLC
5.055% due 08/15/2006		65,700	65,303
Danske Corp.
5.280% due 07/17/2006		7,500	7,485
Rabobank USA Financial Corp.
5.250% due 07/03/2006		20,800	20,800
Skandinaviska Enskilda Banken AB
4.960% due 07/20/2006		66,000	65,845
Societe Generale N.A.
5.250% due 07/05/2006		4,100	4,099
5.055% due 08/15/2006		2,500	2,485
5.050% due 08/16/2006		65,800	65,394
Time Warner Telecom, Inc.
5.240% due 09/19/2006		6,900	6,817
TotalFinaElf Capital S.A.
5.270% due 07/03/2006		65,500	65,500
UBS Finance Delaware LLC
5.270% due 07/03/2006		8,100	8,100
5.250% due 08/08/2006		63,800	63,465

			410,051

Repurchase Agreement 1.4%
Lehman Brothers, Inc.
4.600% due 07/03/2006		33,000	33,000
(Dated 06/30/2006. Collateralized by U.S. Treasury Bonds 8.125% due 08/15/2019 valued at $33,744. Repurchase proceeds are $33,013.)

Tri-Party Repurchase Agreement 0.2%
State Street Bank
4.900% due 07/03/2006		5,806	5,806
(Dated 06/30/2006. Collateralized by Federal Home Loan Bank 4.250% due 04/16/2007 valued at $5,926. Repurchase proceeds are $5,808.)
U.S. Treasury Bills 1.1%

4.766% due 08/31/2006-09/14/2006 (c)(d)(e)		25,830	25,549

Total Short-Term Instruments (Cost $474,447)			474,406

Total Investments 115.0% (Cost $2,688,074) (a)			$2,733,754
Written Options (g) (0.2%) (Premiums $12,812)			(5,045)
Other Assets and Liabilities (Net) (14.8%)			(351,615)

Net Assets 100.0%			$2,377,094

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) As of June 30, 2006, portfolio securities with an aggregate market value of $38,220 were valued in good faith and pursuant to guidelines established by the Board of Trustees.

(b) Principal amount of security is adjusted for inflation.

(c) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d) Securities with an aggregate market value of $4,207 have been pledged as collateral for swap and swaption contracts on June 30, 2006.

(e) Securities with an aggregate market value of $13,929 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Eurodollar June Futures	Long	06/2007	2,769	$(1,800)
90-Day Eurodollar September Futures	Long	09/2006	4,457	(7,532)
90-Day Eurodollar September Futures	Long	09/2007	1,001	(432)
Euro-Bund 10-Year Note September Futures	Long	09/2006	828	(461)
Japan Government 10-Year Note September Futures	Long	09/2006	411	(137)
U.S. Treasury 5-Year Note September Futures	Long	09/2006	23	(15)

				$(10,377)

(f) Swap agreements outstanding on June 30, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-month Australian Bank Bill	Pay	6.000%	06/15/2010	AUD	70,250	$(1,011)
Citibank N.A.	6-month Australian Bank Bill	Receive	6.000%	06/15/2015		39,700	802
Deutsche Bank AG	6-month Australian Bank Bill	Pay	6.000%	12/15/2011		9,800	(36)
Deutsche Bank AG	6-month Australian Bank Bill	Receive	6.000%	12/15/2016		5,600	32
HSBC Bank USA	6-month Australian Bank Bill	Pay	6.000%	12/15/2011		9,000	(16)
HSBC Bank USA	6-month Australian Bank Bill	Receive	6.000%	12/15/2016		5,200	18
UBS Warburg LLC	6-month Australian Bank Bill	Pay	6.000%	06/15/2010		71,300	(1,057)
UBS Warburg LLC	6-month Australian Bank Bill	Receive	6.000%	06/15/2015		40,900	912
HSBC Bank USA	3-month Canadian Bank Bill	Receive	5.500%	12/16/2014	CAD	17,000	(79)
J.P. Morgan Chase & Co.	3-month Canadian Bank Bill	Receive	5.500%	12/16/2014		6,000	(23)
Merrill Lynch & Co., Inc.	3-month Canadian Bank Bill	Receive	5.500%	12/16/2014		8,100	9
Royal Bank of Canada	3-month Canadian Bank Bill	Receive	5.000%	06/15/2015		16,200	184
Barclays Bank PLC	6-month EUR-LIBOR	Pay	4.000%	06/17/2010	EUR	2,300	(109)
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010		19,000	(62)
Barclays Bank PLC	6-month EUR-LIBOR	Receive	4.000%	12/15/2014		12,700	78
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		16,000	(32)
BNP Paribas Bank	6-month EUR-LIBOR	Pay	6.000%	06/18/2034		1,800	20
Citibank N.A.	6-month EUR-LIBOR	Receive	5.000%	06/17/2012		46,100	2,458
Citibank N.A.	6-month EUR-LIBOR	Receive	4.000%	12/15/2014		29,480	1,932
Citibank N.A.	6-month EUR-LIBOR	Pay	6.000%	06/18/2034		1,100	(112)
Deutsche Bank AG	6-month EUR-LIBOR	Pay	4.000%	12/15/2011		0	0
Goldman Sachs & Co.	6-month EUR-LIBOR	Pay	4.000%	12/15/2011		0	0
Goldman Sachs & Co.	6-month EUR-LIBOR	Receive	4.000%	12/15/2014		50,400	1,987
Goldman Sachs & Co.	6-month EUR-LIBOR	Receive	4.500%	06/17/2015		16,700	953
HSBC Bank USA	6-month EUR-LIBOR	Receive	4.000%	12/15/2014		2,820	(375)
J.P. Morgan Chase & Co.	6-month EUR-LIBOR	Pay	4.000%	06/17/2010		4,800	(91)
J.P. Morgan Chase & Co.	6-month EUR-LIBOR	Receive	5.000%	06/17/2012		29,500	1,574
J.P. Morgan Chase & Co.	6-month EUR-LIBOR	Receive	4.000%	12/15/2014		89,500	7,124
J.P. Morgan Chase & Co.	6-month EUR-LIBOR	Pay	6.000%	06/18/2034		3,000	(307)
Merrill Lynch & Co., Inc.	6-month EUR-LIBOR	Pay	4.000%	06/17/2010		700	(33)
Merrill Lynch & Co., Inc.	6-month EUR-LIBOR	Pay	6.000%	06/18/2034		4,600	(21)
Morgan Stanley Dean Witter & Co.	6-month EUR-LIBOR	Pay	4.000%	06/17/2010		3,100	(124)
Morgan Stanley Dean Witter & Co.	6-month EUR-LIBOR	Receive	4.000%	12/15/2014		44,500	3,018
Morgan Stanley Dean Witter & Co.	6-month EUR-LIBOR	Receive	4.500%	06/17/2015		89,600	9,685
Morgan Stanley Dean Witter & Co.	6-month EUR-LIBOR	Pay	6.000%	06/18/2034		20,800	(39)
UBS Warburg LLC	6-month EUR-LIBOR	Pay	4.000%	06/17/2010		85,200	(946)
UBS Warburg LLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		20,500	(50)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010	GBP	167,950	(4,047)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	5.000%	09/15/2015		5,400	86
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/18/2034		10,100	(14)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.250%	06/12/2036		7,000	539
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		321,800	543
Deutsche Bank AG	6-Month GBP-LIBOR	Receive	5.000%	09/15/2015		7,700	264
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	5.000%	06/18/2034		15,000	16
Deutsche Bank AG	6-month GBP-LIBOR	Receive	4.000%	12/15/2035		19,000	18
Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.100%	06/12/2036		0	7
Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.250%	06/12/2036		5,500	451
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.100%	06/12/2036		0	8
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.250%	06/12/2036		28,200	523
HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	06/18/2034		5,600	(139)
Merrill Lynch & Co., Inc.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		11,300	(283)
Morgan Stanley Dean Witter & Co.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		62,500	7
Goldman Sachs & Co.	3-month HKD-HIBOR	Receive	5.906%	07/11/2006	HKD	117,000	16
Barclays Bank PLC	6-month JPY-LIBOR	Receive	2.000%	12/15/2015	JPY	1,780,000	151
Deutsche Bank AG	6-month JPY-LIBOR	Receive	2.000%	12/15/2015		4,120,000	348
Goldman Sachs & Co.	6-month JPY-LIBOR	Pay	1.000%	03/18/2008		34,500,000	(214)
Goldman Sachs & Co.	6-month JPY-LIBOR	Receive	1.300%	09/21/2011		2,008,000	254
Goldman Sachs & Co.	6-month JPY-LIBOR	Receive	2.000%	12/20/2013		8,000,000	1,349
Goldman Sachs & Co.	6-month JPY-LIBOR	Receive	2.000%	12/15/2015		16,180,000	894
J.P. Morgan Chase & Co.	6-month JPY-LIBOR	Receive	1.000%	06/24/2011		500,000	63
Lehman Brothers, Inc.	6-month JPY-LIBOR	Receive	2.000%	12/20/2013		3,455,000	(38)
Merrill Lynch & Co., Inc.	6-month JPY-LIBOR	Receive	2.000%	12/15/2015		3,270,000	256
Morgan Stanley Dean Witter & Co.	6-month JPY-LIBOR	Receive	0.390%	06/18/2007		525,000	33
Morgan Stanley Dean Witter & Co.	6-month JPY-LIBOR	Receive	2.000%	12/20/2013		11,620,000	745
Morgan Stanley Dean Witter & Co.	6-month JPY-LIBOR	Receive	2.000%	12/15/2015		7,400,000	505
UBS Warburg LLC	6-month JPY-LIBOR	Receive	2.000%	12/20/2013		2,160,000	187
Bank of America	3-month USD-LIBOR	Receive	5.000%	12/20/2016		$24,900	308
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2011		11,400	34
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2013		6,500	78
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		171,300	2,118
J.P. Morgan Chase & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2011		25,300	(68)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/20/2013		77,700	912
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.500%	12/16/2014		9,900	(213)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		42,300	523
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2008		34,000	30
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	5.500%	12/16/2014		10,600	(258)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		18,000	222
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2036		10,000	(91)
Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.000%	12/15/2007		73,800	139
Royal Bank of Scotland PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2011		28,400	(251)
Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.000%	12/20/2016		36,700	450
UBS Warburg LLC	3-month USD-LIBOR	Pay	5.500%	12/16/2014		6,600	(113)
UBS Warburg LLC	3-month USD-LIBOR	Receive	5.000%	12/20/2026		18,000	20

							$32,631

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	JC Penney Co., Inc. 8.000% due 03/01/2010	Sell	0.990%	09/20/2010	$500	$11
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%	06/20/2007	500	10
J.P. Morgan Chase & Co.	Dow Jones CDX N.A. IG5 Index	Buy	(0.450%)	12/20/2010	43,800	(92)
J.P. Morgan Chase & Co.	Dow Jones CDX N.A. IG5 Index	Buy	(0.450%)	12/20/2010	43,800	(92)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	06/20/2007	700	23
Merrill Lynch & Co., Inc.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.410%	06/20/2007	9,500	1
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	2,976	20
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.550%	06/20/2007	1,400	26
Morgan Stanley Dean Witter & Co.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	15,872	103
Morgan Stanley Dean Witter & Co.	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.700%)	09/20/2010	4,600	(19)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%	06/20/2007	1,000	20

						$11

+	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

(g) Written options outstanding on June 30, 2006:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$106.000	08/25/2006	1,067	$611	$283
Put - CBOT U.S. Treasury 10-Year Note September Futures	103.000	08/25/2006	1,067	363	150

				$974	$433

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Receive	5.040%	03/08/2007	$85,000	$808	$172
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	10/04/2006	17,000	200	0
Call - OTC 10-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.375%	12/15/2006	2,900	38	0
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.780%	08/07/2006	43,000	352	0
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.210%	10/25/2006	47,300	214	52
Call - OTC 5-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	4.560%	10/18/2006	24,000	239	0
Call - OTC 10-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.250%	05/16/2007	30,000	335	215
Call - OTC 10-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	5.250%	05/16/2007	9,900	129	71
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.540%	10/04/2006	9,000	107	0
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.850%	12/22/2006	32,800	431	13
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.040%	03/08/2007	25,000	278	51
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.220%	04/19/2007	55,400	438	242
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.280%	05/08/2007	362,200	3,213	1,973
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.315%	05/09/2007	43,400	401	258
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.315%	05/09/2007	222,500	2,080	1,321
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.			5.210%	10/25/2006	3,100	12	3
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.040%	03/08/2007	187,000	1,692	379

							$10,967	$4,750

Credit Default Swaptions

Counterparty	Reference Entity	Buy/Sell Protection+	Pay/Receive Fixed Rate	Expiration Date	Notional Amount	Premium	Value
Morgan Stanley Dean Witter & Co.	British Telecommunications Public Limited. Co. 7.12500% due 12/15/2011	Sell	0.200%	06/20/2008	$19,500	$104	$105

Foreign Currency Options

Description		Exercise Price	Expiration Date	Notional Amount	Premium	Value
Call - OTC U.S. dollar versus Japanese Yen	JPY	120.000	05/21/2007	$110,000	$429	$415

Forward Volatility Options

Description	Counterparty	Exercise Price	*	Expiration Date	Notional Amount	Premium	*	Value
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Goldman Sachs & Co.	$0.000		08/23/2007	$60,900	$80		$(411)
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	J.P. Morgan Chase & Co.	0.000		08/23/2007	31,000	173		(167)
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	J.P. Morgan Chase & Co.	0.000		08/24/2007	22,000	85		(80)

						$338		$(658)

*	Exercise price and premium determined on a future date, based upon implied volatility parameters.

(h) Restricted security as of June 30, 2006:

Issuer Description	Coupon Rate	Maturity Date	Acquisition Date	Cost as of June 30, 2006	Market Value as of June 30, 2006	Market Value as a Percentage of Net Assets
Bombardier Capital, Inc.	7.090%	03/30/07	07/12/05	$908	$905	0.04%
Morgan Stanley Warehouse Facilities	5.361%	08/16/06	06/28/04	15,100	15,100	0.76%

				$16,008	$16,005	0.80%

(i) Short sales outstanding on June 30, 2006:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value	à
Fannie Mae	5.500%	07/13/2036	$70,000	$67,688	$67,244
U.S. Treasury Note	3.000%	02/15/2009	16,300	15,519	15,656
U.S. Treasury Note	5.500%	05/15/2009	13,500	13,694	13,758
U.S. Treasury Note	4.000%	04/15/2010	25,000	24,073	24,360
U.S. Treasury Note	4.875%	05/31/2011	4,500	4,481	4,480
U.S. Treasury Note	4.250%	11/15/2013	49,500	46,934	47,162
U.S. Treasury Note	4.250%	11/15/2014	25,100	23,744	23,802
U.S. Treasury Note	4.000%	02/15/2015	7,600	7,048	7,135
U.S. Treasury Note	4.125%	05/15/2015	5,000	4,696	4,677
U.S. Treasury Note	4.500%	02/15/2016	25,700	24,724	24,932
U.S. Treasury Note	5.125%	05/15/2016	4,000	4,030	4,028

				$236,631	$237,234

à	Market value includes $1,796 of interest payable on short sales.

(j) Forward foreign currency contracts outstanding on June 30, 2006:

Type		Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	6,547	07/2006	$19	$0	$19
Sell		9,629	07/2006	0	(66)	(66)
Buy		2,316	08/2006	27	0	27
Buy	BRL	2,129	07/2006	38	0	38
Sell		2,129	07/2006	0	(3)	(3)
Buy		894	08/2006	5	0	5
Sell		894	08/2006	0	(1)	(1)
Sell	CAD	624	07/2006	6	0	6
Buy	CLP	203,300	07/2006	0	(8)	(8)
Sell		203,300	07/2006	0	(3)	(3)
Buy		296,000	08/2006	0	(6)	(6)
Buy		203,300	09/2006	3	0	3
Buy	CNY	33,886	03/2007	0	(39)	(39)
Buy		135,733	05/2007	0	(156)	(156)
Sell	DKK	9,802	09/2006	4	0	4
Buy	EUR	14,314	07/2006	211	0	211
Sell		658,125	07/2006	0	(14,959)	(14,959)
Buy		6,473	08/2006	162	0	162
Buy	GBP	5,652	07/2006	90	0	90
Sell		56,551	07/2006	0	(856)	(856)
Sell	HKD	1,587	09/2006	0	0	0
Buy	INR	21,887	08/2006	0	(13)	(13)
Buy	JPY	1,831,591	07/2006	0	(30)	(30)
Buy		279,023	08/2006	7	0	7
Sell		45,096,889	08/2006	2,147	(284)	1,863
Buy	KRW	642,500	07/2006	0	(2)	(2)
Sell		642,500	07/2006	0	(7)	(7)
Buy		5,133,125	08/2006	99	0	99
Buy		1,676,148	09/2006	34	0	34
Buy	MXN	7,900	08/2006	0	(49)	(49)
Buy		3,069	09/2006	0	(16)	(16)
Sell	NZD	2,800	08/2006	0	(14)	(14)
Buy	PEN	1,828	08/2006	5	0	5
Sell		1,828	08/2006	0	(21)	(21)
Buy		1,882	09/2006	12	0	12
Sell		1,882	09/2006	0	(21)	(21)
Buy	PLN	1,767	09/2006	6	0	6
Sell		1,283	11/2006	10	0	10
Buy	RUB	9,589	07/2006	15	0	15
Sell		9,588	07/2006	0	(4)	(4)
Buy		22,017	08/2006	39	0	39
Buy		9,588	09/2006	4	0	4
Buy	SGD	485	07/2006	6	0	6
Sell		1,241	07/2006	0	(6)	(6)
Buy		8,934	08/2006	16	(64)	(48)
Buy		485	09/2006	3	0	3
Buy	SKK	8,954	08/2006	12	0	12
Buy		19,336	09/2006	18	0	18
Buy	TWD	235,908	08/2006	0	(194)	(194)
Sell		69,047	09/2006	20	0	20

				$3,018	$(16,822)	$(13,804)

(k) Exercise price and premium determined on a future date, based upon implied volatility parameters.

See accompanying notes

Schedule of Investments

Foreign Bond Fund (Unhedged)

June 30, 2006 (Unaudited)

	Principal Amount (000s)		Value (000s)
CAYMAN ISLANDS (j) 0.7%
ASIF II
4.540% due 06/15/2007	CAD	400	$358
Cypress Tree Investment Partners I Ltd.
5.468% due 10/15/2009		$1,227	1,238
Mizuho Finance Cayman Ltd.
1.581% due 12/31/2049	JPY	100,000	875
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		$4,700	4,542
MUFG Capital Finance 2 Ltd.
4.850% due 12/31/2049	EUR	1,800	2,195
Vita Capital Ltd.
6.340% due 01/01/2007		$1,100	1,104

Total Cayman Islands (Cost $10,503)			10,312

FRANCE (j) 9.7%
France Government Bond
4.000% due 10/25/2009	EUR	4,500	5,804
4.000% due 04/25/2014		300	384
4.000% due 10/25/2014		92,900	118,657
4.750% due 10/25/2012		100	134
5.500% due 04/25/2029		4,200	6,276
5.750% due 10/25/2032		10,100	15,737
France Government Bond
4.000% due 04/25/1955		300	359

Total France (Cost $145,762)			147,351

GERMANY (j) 19.8%
Republic of Germany
4.000% due 07/04/2009	EUR	300	387
4.250% due 01/04/2014		27,340	35,535
4.250% due 07/04/2014		63,800	83,002
4.750% due 07/04/2034		400	546
5.000% due 01/04/2012		700	944
5.000% due 07/04/2012		16,700	22,561
5.250% due 07/04/2010		8,700	11,718
5.250% due 01/04/2011		19,500	26,374
5.375% due 01/04/2010		300	404
5.500% due 01/04/2031		300	450
5.625% due 01/04/2028		41,700	62,925
6.250% due 01/04/2024		9,800	15,591
6.250% due 01/04/2030		22,640	37,031
6.500% due 07/04/2027		2,260	3,756

Total Germany (Cost $303,856)			301,224

ITALY (j) 0.1%
Italy Buoni Poliennali Del Tesoro
4.500% due 05/01/2009	EUR	1,000	1,306
Italy Government International Bond
3.000% due 04/15/2009		700	878

Total Italy (Cost $2,161)			2,184

JAPAN (j) 12.7%
Bank of Tokyo-Mitsubishi UFJ Ltd.
3.500% due 12/16/2015	EUR	300	370
Resona Bank Ltd.
5.850% due 09/29/2049		$3,500	3,262
Xerox Corp.
2.000% due 06/06/2007	JPY	300,000	2,634
Japan Government Bond
0.700% due 09/20/2008		1,790,000	15,586
1.000% due 06/10/2016		2,174,340	18,848
1.500% due 03/20/2014		1,520,000	13,037
1.500% due 03/20/2015		100,000	850
1.600% due 09/20/2013		1,660,000	14,406
1.600% due 06/20/2014		3,970,000	34,203
1.600% due 09/20/2014		1,650,000	14,189
2.300% due 05/20/2030		1,347,700	11,521
2.300% due 06/20/2035		1,490,000	12,454
2.400% due 03/20/2034		580,000	4,978
2.500% due 09/20/2035		5,410,000	47,185

Total Japan (Cost $205,608)			193,523

JERSEY, CHANNEL ISLANDS (j) 0.1%
ASIF III Jersey Ltd.
2.914% due 07/17/2006	EUR	600	767
SRM Investment Ltd.
3.125% due 08/26/2034		86	110

Total Jersey, Channel Islands (Cost $885)			877

MEXICO 0.0%
Pemex Project Funding Master Trust
5.750% due 12/15/2015		$100	92

Total Mexico (Cost $99)			92

NETHERLANDS (j) 0.1%
Netherlands Government Bond
3.750% due 07/15/2014	EUR	1,200	1,510
4.250% due 07/15/2013		400	521

Total Netherlands (Cost $2,067)			2,031

RUSSIA (j) 0.2%
Gaz Capital for Gazprom
5.875% due 06/01/2015	EUR	600	780
VTB Capital S.A. for Vneshtorgbank
6.174% due 09/21/2007		$1,600	1,601

Total Russia (Cost $2,354)			2,381

SPAIN (j) 6.9%
Banesto Banco de Emisiones
2.866% due 10/04/2006	EUR	1,000	1,279
Spain Government Bond
4.200% due 01/31/2037		900	1,120
4.400% due 01/31/2015		42,000	55,088
5.400% due 07/30/2011		20,800	28,429
5.750% due 07/30/2032		11,150	17,320
6.150% due 01/31/2013		1,000	1,440

Total Spain (Cost $104,137)			104,676

TUNISIA (j) 0.2%
Banque Centrale de Tunisie
4.500% due 06/22/2020	EUR	3,000	3,461

Total Tunisia (Cost $3,625)			3,461

UKRAINE (j) 0.1%
Ukraine Government International Bond
4.950% due 10/13/2015	EUR	1,000	1,117

Total Ukraine (Cost $1,210)			1,117

UNITED KINGDOM (j) 5.0%
HBOS Treasury Services PLC
5.920% due 09/29/2049		$3,300	3,045
Royal Bank of Scotland Group PLC
5.424% due 12/21/2007		3,500	3,503
Vodafone Group PLC
5.560% due 06/29/2007		3,500	3,500
United Kingdom Gilt
4.000% due 03/07/2009	GBP	11,400	20,659
4.750% due 06/07/2010		1,500	2,769
5.000% due 03/07/2008		2,400	4,456
5.000% due 03/07/2012		2,030	3,798
5.000% due 09/07/2014		35	66
5.750% due 12/07/2009		3,900	7,423
9.000% due 07/12/2011		11,900	26,105

Total United Kingdom (Cost $75,590)			75,324

UNITED STATES 28.6%
Asset-Backed Securities 2.3%
AAA Trust
5.422% due 11/26/2035		$1,049	1,050
Amortizing Residential Collateral Trust
5.612% due 07/25/2032		1	1
5.672% due 10/25/2031		8	8
Argent Securities, Inc.
5.382% due 05/25/2036		279	279
5.422% due 11/25/2035		1,574	1,575
5.442% due 10/25/2035		95	95
5.462% due 02/25/2036		287	287
Asset-Backed Funding Certificates
5.432% due 06/25/2035		85	85
5.432% due 08/25/2035		178	178
Bear Stearns Asset-Backed Securities, Inc.
5.492% due 12/25/2042		246	246
5.772% due 03/25/2043		10	10
Capital One Auto Finance Trust
5.117% due 05/15/2007		3,954	3,956
Centex Home Equity
5.412% due 06/25/2035		57	57
CIT Group Home Equity Loan Trust
5.371% due 03/25/2033		20	20
Citigroup Mortgage Loan Trust, Inc.
5.412% due 05/25/2035		195	196
5.432% due 09/25/2035		947	948
Countrywide Asset-Backed Certificates
5.402% due 10/25/2035		606	606
5.412% due 07/25/2035		48	48
5.422% due 01/25/2036		51	51
5.802% due 12/25/2031		6	6
CS First Boston Mortgage Securities Corp.
5.632% due 01/25/2032		5	5
FBR Securitization Trust
5.442% due 10/25/2035		438	439
5.442% due 12/25/2035		1,222	1,223
First Franklin Mortgage Loan Asset-Backed Certificates
5.731% due 03/25/2034		13	13
First NLC Trust
5.432% due 12/25/2035		876	877
5.442% due 02/25/2036		1,322	1,323
Fremont Home Loan Trust
5.412% due 01/25/2036		1,128	1,129
GE-WMC Mortgage Securities LLC
5.422% due 01/25/2036		1,039	1,040
GSAMP Trust
5.432% due 09/25/2035		88	88
5.432% due 01/25/2036		432	433
5.612% due 03/25/2034		71	72
HFC Home Equity Loan Asset-Backed Certificates
5.617% due 09/20/2033		1,248	1,253
Home Equity Asset Trust
5.432% due 02/25/2036		71	71
Home Equity Mortgage Trust
5.432% due 02/25/2036		533	533
5.442% due 07/25/2035		60	61
Indymac Residential Asset-Backed Trust
5.422% due 03/25/2036		684	685
IXIS Real Estate Capital Trust
5.382% due 08/25/2036		3,488	3,488
Long Beach Mortgage Loan Trust
5.442% due 09/25/2035		49	49
5.522% due 11/25/2034		130	130
Merrill Lynch Mortgage Investors, Inc.
5.400% due 05/25/2037		600	601
5.422% due 06/25/2036		61	61
5.479% due 06/25/2036		400	400
Morgan Stanley Dean Witter Capital I
5.652% due 07/25/2032		1	1
New Century Home Equity Loan Trust
5.432% due 09/25/2035		84	85
Option One Mortgage Loan Trust
5.059% due 11/25/2035		261	262
Park Place Securities, Inc.
5.432% due 08/25/2035		40	40
Quest Trust
5.762% due 09/25/2034		86	86
Renaissance Home Equity Loan Trust
5.672% due 08/25/2032		4	4
5.822% due 12/25/2033		1,500	1,513
Residential Asset Mortgage Products, Inc.
5.422% due 12/25/2025		892	892
5.482% due 09/25/2013		12	12
5.652% due 12/25/2033		3	3
5.662% due 09/25/2033		2	2
Residential Asset Securities Corp.
4.450% due 01/25/2036		395	395
5.297% due 07/25/2036		1,800	1,801
5.572% due 07/25/2032		38	38
5.592% due 04/25/2032		39	39
SACO I, Inc.
5.382% due 03/25/2034		3,155	3,155
5.432% due 07/25/2035		73	73
Saxon Asset Securities Trust
5.582% due 08/25/2032		3	3
Securitized Asset-Backed Receivables LLC Trust
5.382% due 03/25/2036		992	992
SG Mortgage Securities Trust
5.422% due 09/25/2035		392	392
Soundview Home Equity Loan Trust
4.190% due 05/25/2035		604	605
5.382% due 06/25/2036		190	190
5.422% due 12/25/2035		503	503
Structured Asset Securities Corp.
5.359% due 05/25/2034		32	32

			34,794

Bank Loan Obligations 0.4%
Georgia-Pacific Corp.
6.575% due 12/20/2012		2,993	2,991
Reynolds American, Inc.
7.188% due 05/11/2012		1,355	1,361
7.313% due 05/11/2012		1,645	1,653

			6,005

Corporate Bonds & Notes 7.0%
ASIF Global Financing
5.172% due 08/11/2006		2,700	2,699
AT&T, Inc.
5.380% due 11/14/2008		1,000	1,003
Atlantic & Western Re Ltd.
10.990% due 01/09/2007		3,300	3,249
Bombardier Capital, Inc.
7.090% due 03/30/2007 (h)		600	603
Boston Scientific Corp.
6.000% due 06/15/2011		2,900	2,864
6.400% due 06/15/2016		2,700	2,629
Caesars Entertainment, Inc.
9.375% due 02/15/2007		1,500	1,530
Charter One Bank N.A.
5.157% due 04/24/2009		9,000	9,005
CIT Group, Inc.
5.380% due 06/08/2009		7,500	7,506
5.404% due 05/23/2008		3,500	3,511
CMS Energy Corp.
7.500% due 01/15/2009		400	407
8.900% due 07/15/2008		1,200	1,254
9.875% due 10/15/2007		400	418
ConocoPhillips Australia Funding Co.
5.128% due 04/09/2009		7,300	7,312
Countrywide Home Loans, Inc.
5.500% due 08/01/2006		2,400	2,400
DaimlerChrysler N.A. Holding Corp.
5.780% due 09/10/2007		400	401
Dominion Resources, Inc.
5.790% due 09/28/2007		700	701
EchoStar DBS Corp.
5.750% due 10/01/2008		300	294
El Paso Corp.
7.625% due 08/16/2007		300	305
Ford Motor Credit Co.
6.374% due 03/21/2007		400	399
General Electric Capital Corp.
5.340% due 12/12/2008		2,500	2,502
5.429% due 06/15/2009		3,300	3,307
Harrah’s Operating Co., Inc.
5.760% due 02/08/2008		2,400	2,405
HCA, Inc.
7.000% due 07/01/2007		1,500	1,516
HJ Heinz Co.
6.428% due 12/01/2020		6,400	6,506
HSBC Finance Corp.
5.500% due 01/19/2016		5,500	5,248
6.538% due 11/13/2007		2,500	2,530
Mirage Resorts, Inc.
7.250% due 10/15/2006		425	429
Mizuho JGB Investment LLC
9.870% due 12/31/2049		2,300	2,467
Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049		1,200	1,262
Morgan Stanley
5.193% due 01/18/2008		900	902
Raychem Corp.
7.200% due 10/15/2008		200	206
SB Treasury Co. LLC
9.400% due 12/29/2049		5,100	5,421
Tokai Preferred Capital Co. LLC
9.980% due 12/29/2049		3,500	3,755
Toyota Motor Credit Corp.
5.140% due 10/12/2007		6,800	6,802
Transcontinental Gas Pipe Line Corp.
6.250% due 01/15/2008		500	499
6.348% due 04/15/2008		1,000	1,004
Unicredito Italiano
5.231% due 12/03/2007		3,500	3,509
5.307% due 12/13/2007		3,900	3,896
US Bancorp.
5.371% due 04/28/2009		4,300	4,303

			106,959

Mortgage-Backed Securities 7.0%
American Home Mortgage Investment Trust
4.290% due 10/25/2034		1,815	1,766
Banc of America Mortgage Securities
5.000% due 05/25/2034		3,736	3,643
Bear Stearns Alt-A Trust
5.331% due 07/25/2034		14	14
Citigroup Mortgage Loan Trust, Inc.
4.900% due 02/25/2036		14,193	13,893
Countrywide Alternative Loan Trust
5.532% due 05/25/2035		3,417	3,419
Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 11/20/2025		2,959	2,903
5.602% due 08/25/2034		17	17
5.612% due 04/25/2035		865	869
5.642% due 03/25/2035		5,173	5,200
5.652% due 02/25/2035		435	437
5.662% due 02/25/2035		625	628
CS First Boston Mortgage Securities Corp.
5.419% due 11/15/2019		1,764	1,765
CSAB Mortgage-Backed Trust
5.422% due 06/25/2036		3,600	3,604
First Horizon Asset Securities, Inc.
6.250% due 08/25/2017		2,869	2,855
GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034		2,425	2,387
Greenpoint Mortgage Funding Trust
5.542% due 05/25/2045		2,019	2,027
5.592% due 11/25/2045		468	469
GSR Mortgage Loan Trust
4.540% due 09/25/2035		1,234	1,202
Harborview Mortgage Loan Trust
5.472% due 05/19/2035		4,161	4,170
5.622% due 02/19/2034		68	68
LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030		360	355
Lehman XS Trust
5.402% due 06/25/2036		7,500	7,512
MASTR Asset Securitization Trust
5.500% due 11/25/2017		602	588
Mellon Residential Funding Corp.
5.639% due 12/15/2030		31	31
Nomura Asset Acceptance Corp.
5.050% due 10/25/2035		763	748
Sequoia Mortgage Trust
5.567% due 08/20/2032		89	89
Structured Asset Mortgage Investments, Inc.
5.542% due 05/25/2036		7,094	7,105
5.552% due 06/19/2035		2,432	2,440
Washington Mutual, Inc.
5.123% due 06/25/2046		7,136	7,136
5.259% due 07/25/2046		2,400	2,398
5.410% due 08/25/2042		32	32
5.543% due 06/25/2042		1,265	1,268
5.552% due 04/25/2045		6,546	6,553
5.582% due 12/25/2045		1,221	1,225
5.592% due 12/25/2027		379	379
5.592% due 12/25/2045		4,362	4,377
5.632% due 12/25/2044		1,238	1,245
5.642% due 12/25/2044		954	956
Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036		7,789	7,683
5.240% due 05/25/2036		3,594	3,562

			107,018

Municipal Bonds & Notes 0.3%
Chicago, Illinois General Obligation Revenue Notes, (FSA Insured), Series 2006
7.293% due 01/01/2030		630	606
Iowa State Tobacco Settlement Authority Revenue Notes, Series 2005
6.500% due 06/01/2023		990	974
Liberty, New York Development Corporations Revenue Bonds, Series 2005
5.250% due 10/01/2035		930	991
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
5.962% due 06/15/2038		330	306
Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2005
5.625% due 06/01/2037		1,350	1,390
Virginia State Tobacco Settlement Financing Corporations Revenue Notes, Series 2005
4.000% due 06/01/2013		722	717

			4,984

U.S. Government Agencies 8.6%
Fannie Mae
4.193% due 11/01/2034		8,282	8,120
4.938% due 05/28/2035		54	54
4.970% due 12/01/2034		352	348
5.000% due 11/25/2032		4,000	3,642
5.249% due 04/26/2035		1,332	1,333
5.250% due 06/15/2008		10,000	9,964
5.412% due 09/25/2035		400	400
5.442% due 03/25/2034		96	96
5.472% due 08/25/2034		119	119
5.500% due 10/01/2028 - 03/01/2036 (c)		94,955	91,633
5.572% due 08/25/2030		61	61
5.722% due 06/25/2029		51	51
6.000% due 04/25/2043 - 07/25/2044 (c)		3,384	3,359
6.500% due 06/25/2044		103	104
Freddie Mac
4.396% due 09/01/2035		549	537
5.000% due 06/15/2013 - 12/15/2031 (c)		3,215	2,984
5.549% due 12/15/2030		777	779
5.582% due 08/25/2031		130	130
Government National Mortgage Association
6.000% due 08/20/2034		3,906	3,809
Small Business Administration Participation Certificates
4.625% due 02/01/2025		1,134	1,053
4.754% due 08/01/2014		88	83
5.110% due 04/25/2025		2,339	2,243

			130,902

U.S. Treasury Obligations 3.0%
Treasury Inflation Protected Securities (b)
1.875% due 07/15/2015		10,361	9,834
2.000% due 01/15/2014		3,981	3,844
2.000% due 01/15/2026		6,321	5,789
U.S. Treasury Bond
6.250% due 05/15/2030		900	1,020
U.S. Treasury Notes
3.875% due 05/15/2010		600	574
4.375% due 12/15/2010		24,700	24,000

			45,061

Total United States (Cost $442,639)			435,723

	Notional Amount (000s)
PURCHASED CALL OPTIONS (j) 0.2%
1-Year Interest Rate Swap (OTC) Pay 6-Month GBP-LIBOR Floating Rate Index
Strike @ 5.000% Exp. 12/15/2006	GBP	44,000	70
2-Year Interest Rate Swap (OTC) Pay 6-Month GBP-LIBOR Floating Rate Index
Strike @ 5.000% Exp. 11/17/2006		52,000	127
Strike @ 5.000% Exp. 05/11/2007		16,000	64
Strike @ 5.000% Exp. 05/17/2007		34,900	142
1-Year Interest Rate Swap (OTC) Pay 3-Month USD-LIBOR Floating Rate Index
Strike @ 5.190% Exp. 05/09/2007		$371,400	378
2-Year Interest Rate Swap (OTC) Pay 3-Month USD-LIBOR Floating Rate Index
Strike @ 4.500% Exp. 10/04/2006		34,800	0
Strike @ 4.750% Exp. 08/07/2006		90,700	0
Strike @ 5.000% Exp. 03/08/2007		270,000	230
Strike @ 5.080% Exp. 04/19/2007		52,900	76
Strike @ 5.130% Exp. 10/25/2006		117,500	35
Strike @ 5.150% Exp. 05/08/2007		211,900	407
Strike @ 5.170% Exp. 02/01/2007		111,200	132
Strike @ 5.200% Exp. 05/09/2007		17,500	38
Strike @ 5.250% Exp. 06/07/2007		246,100	676
		# of Contracts
U.S. Treasury 30-Year Bond September Futures (CBOT)
Strike @ $108.000 Exp. 08/25/2006		259	154
U.S. Treasury 5-Year Note September Futures (CBOT)
Strike @ $107.500 Exp. 08/25/2006		882	14

Total Purchased Call Options (Cost $5,669)			2,543

	Notional Amount (000s)
PURCHASED PUT OPTIONS (j) 0.0%
Spain Government Bond (OTC) 4.400% due 01/31/2015
Strike @ $95.000 Exp. 08/24/2006	EUR	42,000	0
90-Day Eurodollar December Futures (CME)
Strike @ $92.500 Exp. 12/18/2006		$2,652	17
90-Day Eurodollar March Futures (CME)
Strike @ $92.000 Exp. 03/19/2007		1,375	9
90-Day Eurodollar September Futures (CME)
Strike @ $90.500 Exp. 09/17/2007		550	3
Strike @ $92.750 Exp. 09/18/2006		845	5
	# of Contracts
U.S. Treasury 10-Year Note September Futures (CBOT)
Strike @ $100.000 Exp. 08/25/2006		494	8
U.S. Treasury 30-Year Bond September Futures (CBOT)
Strike @ $103.000 Exp. 08/25/2006		259	48
U.S. Treasury 5-Year Note September Futures (CBOT)
Strike @ $100.500 Exp. 08/25/2006		300	5

Total Purchased Put Options (Cost $235)			95

	Notional Amount (000s)
PURCHASED STRADDLE OPTIONS (k) 0.0%
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle
Strike @ $0.000 Exp. 08/23/2007		$76,600	43

Total Purchased Straddle Options (Cost $0)			43

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS (j) 32.0%
Commercial Paper 24.7%
Barclays U.S. Funding Corp.
4.955% due 07/18/2006		$41,000	40,915
5.055% due 07/18/2006		1,400	1,397
Danske Corp.
4.980% due 07/26/2006		10,400	10,367
5.080% due 08/24/2006		29,000	28,787
5.280% due 07/17/2006		5,400	5,389
Fannie Mae
4.809% due 07/05/2006		29,700	29,692
Federal Home Loan Bank
5.030% due 07/03/2006		40,700	40,700
Fortis Funding LLC
5.060% due 07/06/2006		41,200	41,183
5.175% due 07/10/2006		3,700	3,696
Rabobank USA Financial Corp.
5.250% due 07/03/2006		40,700	40,700
Societe Generale N.A.
5.040% due 08/08/2006		27,900	27,759
5.055% due 08/15/2006		13,600	13,518
5.250% due 07/05/2006		3,400	3,399
Time Warner Telecom, Inc.
5.240% due 09/19/2006		3,400	3,359
TotalFinaElf Capital S.A.
5.270% due 07/03/2006		40,700	40,700
UBS Finance Delaware LLC
4.790% due 07/07/2006		1,800	1,799
4.890% due 07/06/2006		1,800	1,799
4.985% due 08/18/2006		8,800	8,744
4.990% due 08/22/2006		8,800	8,739
5.050% due 07/05/2006		8,800	8,798
5.235% due 08/08/2006		14,800	14,723
5.270% due 07/03/2006		100	100

			376,263

Repurchase Agreement 1.6%
Lehman Brothers, Inc.
4.600% due 07/03/2006		24,000	24,000

(Dated 06/30/2006. Collateralized by U.S. Treasury Bonds 8.125% due 08/15/2021 valued at $24,555. Repurchase proceeds are $24,009.)
Tri-Party Repurchase Agreement 0.1%
State Street Bank
4.900% due 07/03/2006		1,736	1,736

(Dated 06/30/2006. Collateralized by U.S. Treasury Bills 0.000% due 12/28/2006 valued at $1,775. Repurchase proceeds are $1,737.)
Germany Treasury Bills 2.3%
0.244% due 08/28/2006	EUR	4,000,000	34,938

Japan Treasury Bills 0.6%
1.010% due 10/02/2006	JPY	1,100,000	9,477

U.S. Treasury Bills 1.0%
4.766% due 08/31/2006-09/14/2006 (c)(d)(e)		$15,415	15,246

Total Short-Term Instruments (Cost $461,182)			461,660

Total Investments 114.7% (Cost $1,767,582) (a)			$1,744,617
Written Options (g) (0.2%) (Premiums $6,855)			(3,296)
Other Assets and Liabilities (Net) (14.5%)			(220,582)

Net Assets 100.0%			$1,520,739

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) As of June 30, 2006, portfolio securities with an aggregate market value of $24,248 were valued in good faith and pursuant to guidelines established by the Board of Trustees.

(b) Principal amount of security is adjusted for inflation.

(c) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d) Securities with an aggregate market value of $4,449 have been pledged as collateral for swap and swaption contracts on June 30, 2006.

(e) Securities with an aggregate market value of $8,077 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar June Futures	Long	06/2007	1,163	$(755)
90-Day Eurodollar September Futures	Long	09/2006	2,567	(4,358)
90-Day Eurodollar September Futures	Long	09/2007	644	(278)
Euro-Bobl 5-Year Note September Futures	Long	09/2006	1,057	(598)
Euro-Bobl 5-Year Note September Futures Put Option Strike @ EUR106.000		09/2006	130	0
Euro-Bobl 5-Year Note September Futures Put Option Strike @ EUR106.250		09/2006	900	0
Euro-Bund 10-Year Note September Futures	Long	09/2006	240	(171)
Euro-Bund 10-Year Note September Futures Put Option Strike @ EUR109.000		09/2006	160	0
Japan Government 10-Year Note September Futures	Long	09/2006	250	(192)
U.S. Treasury 10-Year Note September Futures	Long	09/2006	3	(1)
U.S. Treasury 5-Year Note September Futures	Short	09/2006	38	20

				$(6,333)

(f) Swap agreements outstanding on June 30, 2006:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/ Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	JC Penney Co., Inc. 8.000% due 03/01/2010	Sell	0.990%	09/20/2010	$500	$11
J.P. Morgan Chase & Co.	Dow Jones CDX N.A. IG5 Index	Buy	(0.450%)	12/20/2010	19,600	(42)
J.P. Morgan Chase & Co.	Dow Jones CDX N.A. IG5 Index	Buy	(0.450%)	12/20/2010	19,600	(42)
Merrill Lynch & Co., Inc.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.410%	06/20/2007	4,900	0
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	1,984	11
Morgan Stanley Dean Witter & Co.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	9,920	54
Morgan Stanley Dean Witter & Co.	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.700%)	09/20/2010	2,200	(9)

						$(17)

+	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-month Australian Bank Bill	Receive	6.000%	12/15/2010	AUD	60,000	$(1,333)
Citibank N.A.	6-month Australian Bank Bill	Receive	6.000%	12/15/2015		34,200	1,252
Deutsche Bank AG	6-month Australian Bank Bill	Pay	6.000%	12/15/2011		27,900	(102)
Deutsche Bank AG	6-month Australian Bank Bill	Receive	6.000%	12/15/2016		15,800	90
HSBC Bank USA	6-month Australian Bank Bill	Pay	6.000%	12/15/2011		26,600	(46)
HSBC Bank USA	6-month Australian Bank Bill	Receive	6.000%	12/15/2016		15,300	54
Bank of America	3-month Canadian Bank Bill	Receive	5.500%	12/16/2014	CAD	400	5
J.P. Morgan Chase & Co.	3-month Canadian Bank Bill	Receive	5.500%	12/16/2014		6,000	(23)
Merrill Lynch & Co., Inc.	3-month Canadian Bank Bill	Receive	5.500%	12/16/2014		15,000	(39)
Royal Bank of Canada	3-month Canadian Bank Bill	Receive	5.000%	06/15/2015		5,900	67
Barclays Bank PLC	6-month EUR-LIBOR	Pay	4.000%	06/17/2010	EUR	200	(9)
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010		15,000	(47)
Barclays Bank PLC	6-month EUR-LIBOR	Receive	4.000%	12/15/2011		97,000	737
Barclays Bank PLC	6-month EUR-LIBOR	Receive	4.000%	12/15/2014		9,800	60
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		10,000	(23)
BNP Paribas Bank	6-month EUR-LIBOR	Pay	6.000%	06/18/2034		3,200	35
Citibank N.A.	6-month EUR-LIBOR	Receive	4.000%	06/16/2014		1,120	45
Citibank N.A.	6-month EUR-LIBOR	Pay	6.000%	06/18/2034		1,500	(136)
Deutsche Bank AG	6-month EUR-LIBOR	Receive	4.000%	12/15/2011		0	0
Deutsche Bank AG	6-month EUR-LIBOR	Pay	6.000%	06/18/2034		0	0
Goldman Sachs & Co.	6-month EUR-LIBOR	Pay	4.000%	12/15/2011		0	0
Goldman Sachs & Co.	6-month EUR-LIBOR	Receive	4.000%	12/15/2014		10,700	659
Goldman Sachs & Co.	6-month EUR-LIBOR	Receive	4.500%	06/17/2015		104,700	5,957
HSBC Bank USA	6-month EUR-LIBOR	Receive	4.000%	12/15/2014		4,500	76
J.P. Morgan Chase & Co.	6-month EUR-LIBOR	Pay	4.000%	06/17/2010		400	(16)
J.P. Morgan Chase & Co.	6-month EUR-LIBOR	Receive	4.000%	12/15/2014		3,300	235
J.P. Morgan Chase & Co.	6-month EUR-LIBOR	Pay	6.000%	06/18/2034		4,400	(450)
Merrill Lynch & Co., Inc.	6-month EUR-LIBOR	Pay	4.000%	06/17/2010		46,700	(1,879)
Merrill Lynch & Co., Inc.	6-month EUR-LIBOR	Pay	6.000%	06/18/2034		700	(47)
Morgan Stanley Dean Witter & Co.	6-month EUR-LIBOR	Pay	4.000%	06/17/2010		200	(8)
Morgan Stanley Dean Witter & Co.	6-month EUR-LIBOR	Receive	4.000%	12/15/2011		6,800	52
Morgan Stanley Dean Witter & Co.	6-month EUR-LIBOR	Receive	4.000%	12/15/2014		8,900	628
Morgan Stanley Dean Witter & Co.	6-month EUR-LIBOR	Receive	4.500%	06/17/2015		44,600	4,792
Morgan Stanley Dean Witter & Co.	6-month EUR-LIBOR	Pay	6.000%	06/18/2034		28,100	(1,468)
UBS Warburg LLC	6-month EUR-LIBOR	Pay	4.000%	06/17/2010		500	(22)
UBS Warburg LLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		17,300	(46)
UBS Warburg LLC	6-month EUR-LIBOR	Pay	6.000%	06/18/2034		1,200	67
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010	GBP	55,400	(1,337)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	5.000%	09/15/2015		3,300	52
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/18/2034		4,500	(27)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.250%	06/12/2036		3,600	277
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		122,000	158
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	5.000%	06/18/2034		10,000	11
Deutsche Bank AG	6-month GBP-LIBOR	Receive	4.000%	12/15/2035		13,000	12
Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.100%	06/12/2036		0	6
Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.250%	06/12/2036		500	41
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.100%	06/12/2036		0	4
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.250%	06/12/2036		17,500	368
HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		14,950	(365)
HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		4,800	(263)
HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	06/18/2034		1,300	(27)
Merrill Lynch & Co., Inc.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		5,400	(135)
Morgan Stanley Dean Witter & Co.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		146,900	16
Barclays Bank PLC	6-month JPY -LIBOR	Receive	2.000%	12/15/2015	JPY	1,240,000	105
Goldman Sachs & Co.	6-month JPY -LIBOR	Receive	2.000%	12/20/2013		8,300,000	699
Goldman Sachs & Co.	6-month JPY -LIBOR	Receive	2.000%	12/15/2015		10,800,000	597
Merrill Lynch & Co., Inc.	6-month JPY -LIBOR	Receive	2.000%	12/15/2015		1,510,000	118
Morgan Stanley Dean Witter & Co.	6-month JPY -LIBOR	Pay	1.000%	03/18/2008		40,400,000	(65)
Morgan Stanley Dean Witter & Co.	6-month JPY -LIBOR	Receive	1.500%	12/20/2010		10,200,000	33
Morgan Stanley Dean Witter & Co.	6-month JPY -LIBOR	Receive	2.000%	12/20/2013		4,700,000	708
Morgan Stanley Dean Witter & Co.	6-month JPY -LIBOR	Receive	2.000%	12/15/2015		1,100,000	75
UBS Warburg LLC	6-month JPY -LIBOR	Receive	2.000%	06/15/2012		130,000	(5)
UBS Warburg LLC	6-month JPY-LIBOR	Receive	2.000%	12/20/2013		2,860,000	604
Bank of America	3-month USD-LIBOR	Pay	4.000%	06/21/2007		$141,500	(1,889)
Bank of America	3-month USD-LIBOR	Receive	5.000%	12/20/2016		9,000	111
Bank of America	3-month USD-LIBOR	Pay	5.000%	12/20/2036		8,400	(76)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2013		1,500	18
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		130,500	1,614
J.P. Morgan Chase & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2011		11,300	(31)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/20/2011		2,800	(25)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/20/2013		110,800	1,300
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.500%	12/16/2014		5,000	(117)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		7,000	90
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/20/2036		1,800	(16)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	5.500%	12/16/2014		8,400	(186)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2036		12,000	(109)
Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.000%	12/15/2007		141,500	267
Royal Bank of Scotland PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2011		123,500	(1,103)
Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.000%	12/20/2016		40,900	456
UBS Warburg LLC	3-month USD-LIBOR	Pay	5.500%	12/16/2014		4,900	(84)
UBS Warburg LLC	3-month USD-LIBOR	Receive	5.000%	12/20/2026		2,000	2

							$10,999

(g) Written options outstanding on June 30, 2006:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$106.000	08/25/2006	444	$253	$118
Put - CBOT U.S. Treasury 10-Year Note September Futures	103.000	08/25/2006	444	151	62

				$404	$180

Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Put - OTC 10-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Pay	5.900%	01/02/2007	$23,600	$241	$256
Call - OTC 5-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Receive	5.040%	03/08/2007	33,000	314	67
Put - OTC 10-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Pay	5.900%	01/02/2007	38,700	395	419
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	10/04/2006	9,000	106	0
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.780%	08/07/2006	39,000	319	0
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.210%	10/25/2006	8,800	40	10
Call - OTC 10-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.250%	05/16/2007	16,200	181	116
Call - OTC 10-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	5.250%	05/16/2007	7,500	98	54
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.540%	10/04/2006	6,000	72	0
Call - OTC 5-Year Interest Rate Swap	Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.340%	06/07/2007	79,200	851	544
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.040%	03/08/2007	9,000	100	18
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.220%	04/19/2007	23,000	182	100
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.280%	05/08/2007	92,100	827	502
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.315%	05/09/2007	83,100	769	493
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.315%	05/09/2007	7,600	71	45
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.210%	10/25/2006	41,900	164	46
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.240%	02/01/2007	48,100	296	182
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.040%	03/08/2007	76,000	688	154
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.325%	06/07/2007	27,000	230	179

							$5,944	$3,185

Credit Default Swaptions

Counterparty	Reference Entity	Buy/Sell Protection+	Pay/Receive Fixed Rate	Expiration Date	Notional Amount	Premium	Value
Morgan Stanley Dean Witter & Co.	British Telecomunications Public Limited. Co. 7.12500% due 12/15/2011	Sell	0.200%	06/20/2008	$14,400	$76	$77

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount	Premium	Value
Call - OTC U.S. dollar versus Japanese Yen	JPY	120.00	05/21/2007	$62,000	$241	$234
Call - OTC U.S. dollar versus Japanese Yen		120.00	05/21/2007	3,000	12	11

					$253	$245

Forward Volatility Options

Description	Counterparty	Exercise Price *	Expiration Date	Notional Amount	Premium*	Value
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Goldman Sachs & Co.	$0.000	08/23/2007	$46,300	$85	$(304)
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	J.P. Morgan Chase & Co.	0.000	08/23/2007	4,000	23	(22)
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	J.P. Morgan Chase & Co.	0.000	08/24/2007	18,000	70	(65)

					$178	$(391)

*	Exercise price and premium determined on a future date, based upon implied volatility parameters.

(h) Restricted security as of June 30, 2006:

Issuer Description	Coupon Rate	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as a Percentage of Net Assets
Bombardier Capital, Inc.	7.090%	03/30/2007	07/12/2005	$605	$603	0.00%

(i) Short sales open on June 30, 2006 were as follows:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Valueà
Fannie Mae	5.500%	07/13/2036	$33,600	$32,489	$32,277
U.S. Treasury Note	3.000%	02/15/2009	100	95	96
U.S. Treasury Note	3.375%	09/15/2009	300	286	288
U.S. Treasury Note	4.875%	05/31/2011	2,800	2,788	2,788
U.S. Treasury Note	4.250%	11/15/2013	2,800	2,672	2,668
U.S. Treasury Note	4.250%	11/15/2014	2,000	1,892	1,897
U.S. Treasury Note	4.125%	05/15/2015	5,500	5,165	5,145
U.S. Treasury Note	4.500%	02/15/2016	48,000	46,192	46,570
U.S. Treasury Note	5.125%	05/15/2016	2,400	2,418	2,417

				$93,997	$94,146

à	Market value includes $996 of interest payable on short sales.

(j) Forward foreign currency contracts outstanding on June 30, 2006:

Type	Principal Amount Covered by Contract		Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	6,604	07/2006	$19	$0	$19
Sell		6,908	07/2006	0	(47)	(47)
Buy		8,364	08/2006	99	0	99
Buy	BRL	2,453	07/2006	24	0	24
Sell		2,453	07/2006	0	(3)	(3)
Buy		1,691	08/2006	9	0	9
Sell		1,691	08/2006	0	(1)	(1)
Buy	CAD	48,166	07/2006	0	(495)	(494)
Buy	CLP	77,200	07/2006	0	(3)	(3)
Sell		77,200	07/2006	0	(1)	(1)
Buy		402,000	08/2006	0	(8)	(8)
Buy		77,200	09/2006	1	0	1
Buy	CNY	16,478	03/2007	0	(19)	(19)
Buy		79,421	05/2007	0	(91)	(91)
Buy	DKK	92,788	09/2006	0	(180)	(180)
Buy	EUR	332,003	07/2006	7,437	0	7,438
Sell		13,059	07/2006	0	(180)	(180)
Sell		26,040	09/2006	0	(471)	(471)
Buy	GBP	50,756	07/2006	369	0	369
Sell		2,802	07/2006	0	(48)	(48)
Buy	INR	5,506	08/2006	0	(3)	(3)
Buy		1,310	09/2006	0	(1)	(1)
Buy	JPY	45,014,720	07/2006	3	(734)	(731)
Sell		45,021	07/2006	0	(3)	(3)
Buy		4,491,525	08/2006	4	(1,023)	(1,018)
Sell		6,877,208	08/2006	0	(796)	(795)
Buy	KRW	3,727,668	08/2006	78	0	78
Sell	NZD	400	08/2006	0	(2)	(2)
Buy	PEN	491	08/2006	1	0	1
Sell		491	08/2006	0	(6)	(6)
Buy		2,344	09/2006	15	0	15
Sell		2,344	09/2006	0	(26)	(26)
Buy	PLN	390	11/2006	0	(3)	(3)
Buy	SGD	4,164	08/2006	5	(28)	(23)
Buy		219	09/2006	3	0	3
Buy	SKK	112,752	09/2006	7	(158)	(151)
Buy	TWD	95,427	08/2006	0	(95)	(95)
Sell		1,559	09/2006	0	0	0
Buy	ZAR	8,983	08/2006	0	(213)	(213)

				$8,074	$(4,638)	$3,440

(k) Exercise price and premium determined on a future date, based upon implied volatility parameters.

See accompanying notes

Schedule of Investments

Fundamental IndexPLUS™ Fund

June 30, 2006 (Unaudited)

	Principal Amount (000s)		Value (000s)
BANK LOAN OBLIGATIONS 0.6%
Reynolds American, Inc.
5.000% due 05/11/2012		$452	$454
7.313% due 05/11/2012		548	551

Total Bank Loan Obligations (Cost $1,000)			1,005

CORPORATE BONDS & NOTES 18.8%
Banking & Finance 13.0%
American Express Centurion Bank
5.312% due 04/17/2009		900	901
American Express Credit Corp.
5.190% due 12/12/2007		100	100
5.171% due 03/02/2009		10	10
BAE Systems Holdings, Inc.
5.570% due 08/15/2008		100	100
Bank of America Corp.
5.406% due 06/19/2009		1,300	1,300
Bear Stearns Cos., Inc.
5.299% due 04/29/2008		500	501
5.589% due 03/30/2009		800	801
CIT Group Holdings, Inc.
5.276% due 01/30/2009		100	100
CIT Group, Inc.
5.277% due 08/24/2007		100	100
5.404% due 05/23/2008		800	802
5.000% due 11/24/2008		100	99
5.420% due 11/03/2010		200	201
Citigroup, Inc.
5.520% due 12/26/2008		200	200
5.166% due 01/30/2009		1,100	1,101
5.422% due 06/09/2009		200	201
Eli Lilly Services, Inc.
5.350% due 09/12/2008		400	401
Ford Motor Credit Co.
5.510% due 03/13/2007		200	197
6.374% due 03/21/2007		100	100
6.320% due 09/28/2007		300	294
General Motors Acceptance Corp.
6.125% due 09/15/2006		200	200
6.599% due 09/23/2008		400	392
Goldman Sachs Group, Inc.
5.125% due 10/05/2007		100	100
5.250% due 11/10/2008		600	601
5.527% due 12/22/2008		600	601
5.420% due 07/23/2009		200	201
HSBC Finance Corp.
6.538% due 11/13/2007		500	506
5.459% due 09/15/2008		600	602
International Lease Finance Corp.
5.427% due 05/24/2010		1,200	1,200
Lehman Brothers Holdings, Inc.
5.180% due 10/22/2008		500	501
MBNA Corp.
5.580% due 05/05/2008		1,000	1,008
Merrill Lynch & Co., Inc.
5.441% due 06/16/2008		1,200	1,202
Mirage Resorts, Inc.
6.750% due 02/01/2008		100	101
Morgan Stanley
5.276% due 02/09/2009		100	100
5.318% due 01/18/2011		200	200
Royal Bank of Scotland Group PLC
5.424% due 12/21/2007		200	200
Santander U.S. Debt S.A. Unipersonal
5.434% due 09/21/2007		200	200
5.484% due 09/19/2008		400	400
SLM Corp.
5.310% due 07/25/2008		1,200	1,204
Unicredito Italiano
5.231% due 12/03/2007		1,100	1,103
Wachovia Bank N.A.
5.489% due 03/23/2009		400	400
Wachovia Corp.
5.176% due 10/28/2008		700	701
Wells Fargo
5.340% due 03/10/2008		800	801

			20,033

Industrials 3.3%
CSC Holdings, Inc.
7.250% due 07/15/2008		800	805
DaimlerChrysler N.A. Holding Corp.
5.780% due 09/10/2007		200	201
5.740% due 03/13/2009		300	300
El Paso Corp.
7.625% due 08/16/2007		100	102
6.500% due 06/01/2008		400	399
HCA, Inc.
7.250% due 05/20/2008		120	122
Mandalay Resort Group
10.250% due 08/01/2007		100	104
6.500% due 07/31/2009		800	788
Morgan Stanley Bank AG for OAO Gazprom
9.625% due 03/01/2013		10	11
Oracle Corp. & Ozark Holding, Inc.
5.280% due 01/13/2009		300	300
Pemex Project Funding Master Trust
5.871% due 12/03/2012		200	200
7.375% due 12/15/2014		100	103
Safeway, Inc.
5.830% due 03/27/2009		700	701
Starwood Hotels & Resorts Worldwide, Inc.
7.375% due 05/01/2007		200	202
Transcontinental Gas Pipe Line Corp.
6.348% due 04/15/2008		200	201
Williams Cos., Inc.
5.935% due 02/16/2007		400	406
Xerox Corp.
9.750% due 01/15/2009		100	107

			5,052

Utilities 2.5%
AT&T, Inc.
5.380% due 11/14/2008		780	782
4.389% due 06/05/2021		400	396
CMS Energy Corp.
9.875% due 10/15/2007		200	209
7.500% due 01/15/2009		300	305
Dominion Resources, Inc.
5.790% due 09/28/2007		100	100
Entergy Gulf States, Inc.
6.020% due 12/08/2008		200	200
Florida Power Corp.
5.570% due 11/14/2008		100	100
Nisource Finance Corp.
3.628% due 11/01/2006		100	99
5.764% due 11/23/2009		200	200
Public Service Enterprise Group, Inc.
5.799% due 09/21/2008		100	100
Qwest Capital Funding, Inc.
6.375% due 07/15/2008		400	396
Sierra Pacific Power Co.
8.000% due 06/01/2008		400	413
Southern California Edison Co.
5.249% due 02/02/2009		100	100
Telefonica Emisones SAU
5.714% due 06/19/2009		400	401

			3,801

Total Corporate Bonds & Notes (Cost $28,900)			28,886

U.S. GOVERNMENT AGENCIES 6.6%
Fannie Mae
3.698% due 07/01/2034		60	59
4.370% due 11/01/2034		129	127
4.406% due 10/01/2034		54	53
4.419% due 07/01/2034		84	83
4.481% due 05/01/2035		139	137
4.493% due 07/01/2035		393	387
4.503% due 05/01/2035		161	158
4.542% due 09/01/2035		171	168
4.587% due 11/01/2035		260	256
4.614% due 09/01/2035		543	533
4.708% due 12/01/2033		173	170
5.000% due 09/01/2020 - 07/18/2021 (a)		923	890
5.011% due 06/01/2035		518	511
5.372% due 09/25/2035		53	53
5.422% due 01/25/2021		1,688	1,685
5.500% due 07/13/2036		1,500	1,441
5.672% due 09/25/2042		200	201
5.722% due 05/25/2031		225	225
5.977% due 11/01/2035		82	84
Freddie Mac
3.500% due 01/15/2017		284	282
4.396% due 09/01/2035		274	269
4.539% due 09/01/2035		444	436
4.715% due 06/01/2035 - 08/01/2035 (a)		813	791
5.000% due 04/15/2012 - 07/15/2024 (a)		660	653
5.211% due 02/25/2045		218	216
5.549% due 12/15/2030		60	60
5.582% due 08/25/2031		76	77
5.599% due 06/15/2018		39	39
Government National Mortgage Association
4.000% due 07/16/2027		44	44

Total U.S. Government Agencies (Cost $10,174)			10,088

MORTGAGE-BACKED SECURITIES 1.9%
Bear Stearns Adjustable Rate Mortgage Trust
4.799% due 11/25/2035		431	423
Citigroup Mortgage Loan Trust, Inc.
4.900% due 12/25/2035		92	92
Countrywide Alternative Loan Trust
4.500% due 06/25/2035		464	455
5.602% due 02/25/2036		583	584
GMAC Mortgage Corp. Loan Trust
5.009% due 11/19/2035		88	87
Greenpoint Mortgage Funding Trust
5.592% due 11/25/2045		67	67
Mellon Residential Funding Corp.
5.639% due 12/15/2030		529	531
Structured Asset Mortgage Investments, Inc.
5.602% due 02/25/2035		97	97
Washington Mutual, Inc.
5.415% due 11/25/2034		96	96
5.084% due 05/25/2041		63	63
5.612% due 10/25/2045		85	85
5.592% due 12/26/2045		91	91
Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036		192	190

Total Mortgage-Backed Securities (Cost $2,869)			2,861

ASSET-BACKED SECURITIES 5.1%
AAA Trust
5.422% due 11/26/2035		20	20
ACE Securities Corp.
5.432% due 10/25/2035		256	256
5.382% due 05/25/2036		529	529
Ameriquest Mortgage Securities, Inc.
5.432% due 10/25/2035		33	33
Argent Securities, Inc.
5.442% due 10/25/2035		48	48
5.462% due 12/25/2035		230	230
Asset-Backed Funding Certificates
5.442% due 06/25/2035		90	90
5.432% due 08/25/2035		114	114
Asset-Backed Securities Corp. Home Equity
5.422% due 07/25/2035		11	11
Bear Stearns Asset-Backed Securities, Inc.
5.522% due 09/25/2034		32	32
Chase Manhattan Auto Owner Trust
4.730% due 03/15/2008		300	299
Citigroup Mortgage Loan Trust, Inc.
5.422% due 07/25/2035		36	36
5.432% due 09/25/2035		63	63
Countrywide Asset-Backed Certificates
5.402% due 10/25/2035		1,264	1,264
5.492% due 12/25/2035		93	93
5.422% due 01/25/2036		51	51
FBR Securitization Trust
5.442% due 09/25/2035		135	135
5.462% due 09/25/2035		90	90
5.432% due 10/25/2035		160	160
5.442% due 11/25/2035		674	674
First Franklin Mortgage Loan Asset-Backed Certificates
5.432% due 03/25/2025		30	30
First NLC Trust
5.432% due 12/25/2035		52	52
Ford Credit Auto Owner Trust
4.240% due 03/15/2008		126	126
Fremont Home Loan Trust
5.412% due 01/25/2036		63	63
GSAMP Trust
5.432% due 09/25/2035		220	220
5.432% due 01/25/2036		62	62
GSR Mortgage Loan Trust
5.422% due 12/25/2030		74	74
Home Equity Mortgage Trust
5.432% due 02/25/2036		107	107
Indymac Residential Asset-Backed Trust
5.422% due 03/25/2036		76	76
Long Beach Mortgage Loan Trust
5.522% due 11/25/2034		130	130
5.442% due 09/25/2035		99	99
5.412% due 01/25/2036		155	155
5.402% due 02/25/2036		236	236
New Century Home Equity Loan Trust
5.432% due 09/25/2035		84	84
Nissan Auto Receivables Owner Trust
4.140% due 01/15/2008		93	92
Option One Mortgage Loan Trust
5.422% due 08/25/2035		6	6
5.422% due 11/25/2035		196	196
Park Place Securities, Inc.
5.432% due 08/25/2035		40	40
Quest Trust
5.402% due 10/25/2035		43	43
Renaissance Home Equity Loan Trust
5.472% due 10/25/2035		58	58
Residential Asset Mortgage Products, Inc.
5.422% due 03/25/2035		104	104
5.432% due 09/25/2035		137	138
5.432% due 10/25/2035		109	109
Residential Asset Securities Corp.
5.432% due 09/25/2035		62	62
Residential Funding Mortgage Securities II, Inc.
5.462% due 05/25/2015		142	142
SACO I, Inc.
5.432% due 11/25/2020		44	44
5.432% due 07/25/2035		24	24
5.432% due 09/25/2035		112	112
Securitized Asset-Backed Receivables LLC Trust
5.412% due 03/25/2035		11	11
SLM Student Loan Trust
5.120% due 07/25/2013		85	85
5.110% due 01/26/2015		118	118
Soundview Home Equity Loan Trust
5.432% due 05/25/2035		32	32
5.422% due 07/25/2035		2	2
5.432% due 11/25/2035		127	127
5.422% due 12/25/2035		72	72
Structured Asset Securities Corp.
5.422% due 08/25/2035		33	33
5.452% due 12/25/2035		199	199
Wachovia Auto Owner Trust
4.820% due 02/20/2009		200	199

Total Asset-Backed Securities (Cost $7,787)			7,790

SOVEREIGN ISSUES 0.1%
Korea Development Bank
5.469% due 11/22/2012		100	100

Total Sovereign Issues (Cost $100)			100

	Notional Amount (000s)
PURCHASED CALL OPTIONS 0.0%
2-Year Interest Rate Swap (OTC) Pay 3-Month USD-LIBOR Floating Rate Index
Strike @ 4.500% Exp. 10/04/2006		1,200	0
Strike @ 4.800% Exp. 12/22/2006		2,000	0
Strike @ 5.000% Exp. 03/08/2007		2,000	2
Strike @ 5.080% Exp. 04/19/2007		2,300	3
Strike @ 5.130% Exp. 10/25/2006		2,700	1

Total Purchased Call Options (Cost $37)			6

	# of Contracts
PURCHASED PUT OPTIONS 0.0%
90-Day Eurodollar December Futures (CME)
Strike @ $92.250 Exp. 12/18/2006		70	1

Total Purchased Put Options (Cost $1)			1

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS (f) 67.8%
Certificates of Deposit 0.5%
Barclay Bank PLC
5.299% due 01/29/2007		$700	701

Commercial Paper 47.3%
Abbey National N.A. LLC
5.100% due 07/05/2006		3,300	3,299
Bank of Ireland
5.090% due 08/17/2006		3,300	3,279
Barclays U.S. Funding Corp.
4.955% due 07/18/2006		1,500	1,497
5.055% due 08/15/2006		1,500	1,491
BNP Paribas Finance
4.930% due 07/13/2006		2,100	2,097
5.000% due 08/28/2006		1,100	1,091
CBA (de) Finance
5.080% due 08/21/2006		3,100	3,079
Danske Corp.
5.280% due 07/17/2006		800	798
4.955% due 07/20/2006		2,800	2,793
4.980% due 07/26/2006		900	897
Dexia Delaware LLC
5.275% due 07/05/2006		2,900	2,899
4.980% due 07/25/2006		1,600	1,595
DnB NORBank ASA
4.990% due 08/18/2006		1,700	1,689
Fannie Mae
0.010% due 09/13/2006		3,600	3,560
Freddie Mac
4.792% due 08/01/2006		1,700	1,693
General Electric Capital Corp.
4.975% due 07/24/2006		1,800	1,795
5.060% due 08/16/2006		1,800	1,789
HBOS Treasury Services PLC
4.940% due 07/13/2006		900	899
4.985% due 07/28/2006		600	598
5.055% due 08/17/2006		2,200	2,186
HSBC Bank USA N.A.
5.176% due 07/28/2008		100	100
ING U.S. Funding LLC
5.250% due 08/08/2006		2,600	2,586
Nordea N.A., Inc.
5.090% due 08/24/2006		3,300	3,276
Rabobank USA Financial Corp.
5.250% due 07/03/2006		3,100	3,100
Skandinaviska Enskilda Banken AB
4.960% due 07/20/2006		1,600	1,596
5.280% due 07/20/2006		2,900	2,893
Societe Generale N.A.
5.260% due 07/05/2006		900	900
4.940% due 07/11/2006		1,500	1,498
5.055% due 08/15/2006		600	596
5.100% due 08/24/2006		1,500	1,489
Svenska Handelsbanken, Inc.
4.890% due 07/06/2006		700	700
5.190% due 09/11/2006		3,300	3,264
TotalFinaElf Capital S.A.
5.270% due 07/03/2006		4,100	4,100
UBS Finance Delaware LLC
5.270% due 07/03/2006		1,200	1,200
4.930% due 07/10/2006		900	899
4.990% due 08/22/2006		2,400	2,383
Westpac Capital Corp.
5.120% due 09/01/2006		1,700	1,684
Westpac Trust Securities NZ Ltd.
4.960% due 07/20/2006		1,300	1,297

			72,585

Repurchase Agreement 0.9%
State Street Bank
4.900% due 07/03/2006		1,323	1,323
(Dated 06/30/2006. Collateralized by Fannie Mae 5.000% due 01/15/2007 valued at $1,351. Repurchase proceeds are $1,324.)

Belgium Treasury Bills 0.2%
2.736% due 08/17/2006-10/12/2006 (a)	EUR	300	382

France Treasury Bills 13.9%
2.580% due 07/06/2006-12/21/2006 (a)		16,680	21,292

Germany Treasury Bills 3.5%
2.539% due 07/12/2006		4,190	5,330

Spain Treasury Bills 0.4%
2.890% due 12/22/2006		500	631

U.S. Treasury Bills 1.1%
4.293% due 08/31/2006-09/14/2006 (a)(b)(c)		$1,725	1,706

Total Short-Term Instruments (Cost $103,440)			103,950

Total Investments 100.9% (Cost $154,308)			$154,687
Written Options (e) (0.2%) (Premiums $137)			(319)
Other Assets and Liabilities (Net) (0.7%)			(1,089)

Net Assets 100.0%			$153,279

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(b) Securities with an aggregate market value of $247 have been pledged as collateral for swap and swaption contracts on June 30, 2006.

(c) Securities with an aggregate market value of $964 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	105	$(49)
90-Day Eurodollar December Futures	Long	12/2007	25	(31)
90-Day Eurodollar June Futures	Long	06/2007	41	(57)
90-Day Eurodollar March Futures	Long	03/2007	7	(10)
90-Day Eurodollar March Futures	Short	03/2008	13	16
90-Day Eurodollar September Futures	Long	09/2007	26	(35)

				$(166)

(d) Swap agreements outstanding on June 30, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2011	$400	$4
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/20/2013	500	6

						$10

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	$200	$0
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.350%	09/20/2006	200	0
Citibank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.445%	12/20/2006	100	0
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.250%	09/20/2007	200	(1)

						$(1)

+	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Total Return Swaps

Counterparty	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation
Bear Stearns & Co., Inc.	FTSE RAFI 1000 Total Return Index	1-month USD-LIBOR plus 0.350%	06/15/2007	2,698	$229
Credit Suisse First Boston	FTSE RAFI 1000 Total Return Index	1-month USD-LIBOR plus 0.350%	06/15/2007	3,119	265
Merrill Lynch & Co., Inc.	FTSE RAFI 1000 Total Return Index	1-month USD-LIBOR plus 0.250%	06/15/2007	21,872	1,863

					$2,357

(e) Written options outstanding on June 30, 2006:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Put - CME 90-Day Eurodollar December Futures	$95.000	12/18/2006	2	$1	$3
Put - CME 90-Day Eurodollar December Futures	95.250	12/18/2006	136	86	288
Put - CME 90-Day Eurodollar December Futures	95.500	12/18/2006	4	4	11
Put - CME 90-Day Eurodollar March Futures	94.750	03/19/2007	4	2	4
Put - CME 90-Day Eurodollar September Futures	95.000	09/18/2006	2	1	3

				$94	$309

Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Put - OTC 1-Year Interest Rate Swap	HSBC Bank USA	6-month GBP-LIBOR	Pay	4.500%	12/20/2006	GBP	200	$1	$2
Call - OTC 5-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Receive	5.040%	03/08/2007		$1,000	10	2
Call - OTC 5-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Receive	5.210%	10/25/2006		1,300	5	2
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	10/04/2006		500	6	0
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.850%	12/22/2006		1,000	13	0
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.220%	04/19/2007		1,000	8	4

								$43	$10

(f) Forward foreign currency contracts outstanding on June 30, 2006:

Type	Principal Amount Covered by Contract		Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CAD	408	07/2006	$0	$(4)	$(4)
Buy	CNY	604	03/2007	0	0	0
Sell	EUR	15,098	07/2006	50	(105)	(55)
Sell		2,576	08/2006	0	(56)	(56)
Sell		3,016	09/2006	0	(55)	(55)
Buy	GBP	170	07/2006	1	0	1
Buy	JPY	524,390	08/2006	0	(143)	(143)
Buy	KRW	169,970	05/2007	0	0	0
Buy	SGD	71	08/2006	0	0	0
Buy	TWD	1,413	08/2006	0	(2)	(2)

				$51	$(365)	$(314)

See accompanying notes

Schedule of Investments

Fundamental IndexPLUS™ TR Fund

June 30, 2006 (Unaudited)

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 15.2%
Banking & Finance 10.4%
American Express Centurion Bank
5.312% due 04/17/2009		$4,200	$4,203
American International Group, Inc.
5.050% due 10/01/2015		100	93
Bear Stearns Cos., Inc.
5.299% due 04/29/2008		3,400	3,409
China Development Bank
5.000% due 10/15/2015		100	94
CIT Group, Inc.
5.420% due 11/03/2010		1,400	1,406
Citigroup, Inc.
5.199% due 05/02/2008		5,000	5,006
5.520% due 12/26/2008		2,000	2,002
Export-Import Bank of China
4.875% due 07/21/2015		100	93
Ford Motor Credit Co.
6.374% due 03/21/2007		1,100	1,096
Goldman Sachs Group, Inc.
5.527% due 12/22/2008		1,300	1,301
5.420% due 07/23/2009		300	302
HBOS Treasury Services PLC
5.920% due 09/29/2049		100	92
HSBC Bank USA N.A.
5.176% due 07/28/2008		3,100	3,104
HSBC Finance Corp.
5.459% due 09/15/2008		300	301
HSBC Holdings PLC
6.500% due 05/02/2036		1,500	1,479
Lehman Brothers Holdings, Inc.
5.659% due 12/23/2010		900	902
MBNA Corp.
5.580% due 05/05/2008		4,465	4,500
Morgan Stanley
5.330% due 01/22/2009		2,600	2,603
Petroleum Export Ltd.
5.265% due 06/15/2011		96	93
Resona Bank Ltd.
5.850% due 09/29/2049		200	186
Royal Bank of Scotland Group PLC
5.424% due 12/21/2007		1,200	1,201
USB Capital IX
6.189% due 03/29/2049		200	196
Wells Fargo & Co.
5.340% due 03/10/2008		3,400	3,403

			37,065

Industrials 2.1%
DaimlerChrysler N.A. Holding Corp.
5.780% due 09/10/2007		4,700	4,715
5.740% due 03/13/2009		200	200
HJ Heinz Co.
6.428% due 12/01/2020		100	102
Oracle Corp. & Ozark Holding, Inc.
5.280% due 01/13/2009		1,200	1,202
Pemex Project Funding Master Trust
5.750% due 12/15/2015		400	369
Viacom, Inc.
5.750% due 04/30/2011		200	197
Williams Cos., Inc.
6.375% due 10/01/2010		700	686

			7,471

Utilities 2.7%
AT&T, Inc.
4.214% due 06/05/2021		1,400	1,384
Embarq Corp.
6.738% due 06/01/2013		3,400	3,394
Florida Power Corp.
5.570% due 11/14/2008		3,300	3,304
MidAmerican Energy Holdings Co.
6.125% due 04/01/2036		600	563
Ras Laffan LNG III
5.838% due 09/30/2027		250	233
Southern California Edison Co.
5.249% due 02/02/2009		800	801

			9,679

Total Corporate Bonds & Notes (Cost $54,340)			54,215

MUNICIPAL BONDS & NOTES 1.5%
Iowa State Tobacco Settlement Authority Revenue Notes, Series 2005
6.500% due 06/01/2023		295	290
New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2003
6.750% due 06/01/2039		600	667
New York City, New York Municipal Finance Authority Water & Sewer Revenue Bonds, Series 2006-C
4.750% due 06/15/2033		2,900	2,840
Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2005
5.625% due 06/01/2037		1,500	1,545

Total Municipal Bonds & Notes (Cost $5,317)			5,342

U.S. GOVERNMENT AGENCIES 64.7%
Fannie Mae
4.350% due 03/01/2035		414	409
4.406% due 10/01/2034		486	481
4.443% due 07/01/2034		1,613	1,575
4.461% due 01/01/2035		1,852	1,804
4.493% due 07/01/2035		2,121	2,090
4.500% due 08/01/2035		2,291	2,217
4.542% due 09/01/2035		1,108	1,092
4.598% due 07/01/2035		1,602	1,580
4.614% due 09/01/2035		2,444	2,399
4.689% due 02/25/2036		200	194
4.695% due 12/01/2033		1,142	1,117
4.698% due 10/01/2035		1,143	1,128
4.708% due 12/01/2033		899	883
4.837% due 06/01/2035		2,302	2,244
5.000% due 06/25/2027 - 07/13/2036 (c)		31,973	29,950
5.011% due 06/01/2035		2,333	2,298
5.372% due 09/25/2035		317	317
5.500% due 07/01/2035 - 07/13/2036 (c)		165,013	158,526
5.672% due 09/25/2042		1,468	1,476
5.977% due 11/01/2035		657	671
6.000% due 07/13/2036		2,000	1,969
Freddie Mac
4.396% due 09/01/2035		1,189	1,164
4.500% due 10/15/2022		2,221	2,191
4.715% due 06/01/2035 - 08/01/2035 (c)		4,845	4,707
4.817% due 10/01/2035		1,592	1,568
4.913% due 11/01/2034		1,670	1,628
5.000% due 04/15/2012 - 01/15/2024 (c)		4,286	4,256
5.211% due 02/25/2045		218	217
5.582% due 08/25/2031		396	398
5.599% due 06/15/2018		235	235
Government National Mortgage Association
4.000% due 07/16/2027		265	262

Total U.S. Government Agencies (Cost $233,441)			231,046

U.S. TREASURY OBLIGATIONS 1.1%
Treasury Inflation Protected Securities (b)
2.375% due 01/15/2025		1,069	1,041
2.000% due 01/15/2026		2,843	2,604
3.625% due 04/15/2028		249	296

Total U.S. Treasury Obligations (Cost $4,253)			3,941

MORTGAGE-BACKED SECURITIES 8.8%
American Home Mortgage Investment Trust
4.390% due 02/25/2045		447	431
Bear Stearns Adjustable Rate Mortgage Trust
4.799% due 11/25/2035		2,327	2,284
Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035		381	373
4.900% due 12/25/2035		924	918
Countrywide Alternative Loan Trust
4.500% due 06/25/2035		3,638	3,565
5.602% due 02/25/2036		4,468	4,478
Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 11/20/2025		277	272
CS First Boston Mortgage Securities Corp.
4.938% due 05/15/2010		752	741
5.419% due 11/15/2019		1,017	1,018
GSR Mortgage Loan Trust
4.541% due 09/25/2035		2,380	2,317
Indymac Index Mortgage Loan Trust
5.203% due 01/25/2036		1,367	1,355
LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030		901	889
Mellon Residential Funding Corp.
5.639% due 12/15/2030		3,887	3,902
Structured Adjustable Rate Mortgage Loan Trust
5.358% due 08/25/2034		1,635	1,624
5.682% due 01/25/2035		1,692	1,708
Structured Asset Mortgage Investments, Inc.
5.361% due 02/25/2035		487	486
Structured Asset Securities Corp.
5.422% due 09/25/2035		2,911	2,913
Washington Mutual, Inc.
5.084% due 05/25/2041		453	455
5.612% due 10/25/2045		254	256
Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036		1,539	1,518

Total Mortgage-Backed Securities (Cost $31,642)			31,503

ASSET-BACKED SECURITIES 7.6%
AAA Trust
5.422% due 11/26/2035		112	112
ACE Securities Corp.
5.432% due 10/25/2035		1,665	1,666
Argent Securities, Inc.
5.442% due 10/25/2035		333	334
5.462% due 12/25/2035		1,148	1,149
Asset-Backed Funding Certificates
5.442% due 06/25/2035		607	608
5.432% due 08/25/2035		512	513
Asset-Backed Securities Corp. Home Equity
5.422% due 07/25/2035		34	34
Bear Stearns Asset-Backed Securities, Inc.
5.522% due 09/25/2034		159	159
Citigroup Mortgage Loan Trust, Inc.
5.422% due 07/25/2035		108	108
5.432% due 09/25/2035		253	253
Countrywide Asset-Backed Certificates
5.422% due 08/25/2035		358	358
FBR Securitization Trust
5.442% due 09/25/2035		782	783
5.462% due 09/25/2035		449	450
5.432% due 10/25/2035		691	692
5.442% due 10/25/2035		822	822
First Franklin Mortgage Loan Asset-Backed Certificates
5.432% due 03/25/2025		135	135
Ford Credit Auto Owner Trust
4.240% due 03/15/2008		568	566
Fremont Home Loan Trust
5.412% due 01/25/2036		627	627
GSAMP Trust
5.432% due 09/25/2035		1,189	1,190
5.432% due 01/25/2036		370	371
GSR Mortgage Loan Trust
5.422% due 12/25/2030		740	741
Home Equity Asset Trust
5.432% due 02/25/2036		2,606	2,609
Long Beach Mortgage Loan Trust
5.522% due 11/25/2034		813	814
5.442% due 09/25/2035		443	444
5.412% due 01/25/2036		931	931
New Century Home Equity Loan Trust
5.432% due 09/25/2035		380	380
Nissan Auto Receivables Owner Trust
4.170% due 01/15/2008		556	554
Option One Mortgage Loan Trust
5.422% due 08/25/2035		27	27
Park Place Securities, Inc.
5.432% due 08/25/2035		321	321
Quest Trust
5.161% due 12/25/2035		213	213
Renaissance Home Equity Loan Trust
5.472% due 10/25/2035		462	462
Residential Asset Mortgage Products, Inc.
5.432% due 10/25/2025		825	825
5.422% due 03/25/2035		572	572
5.432% due 10/25/2035		543	544
Residential Funding Mortgage Securities II, Inc.
5.462% due 05/25/2015		498	498
SACO I, Inc.
5.432% due 09/25/2033		352	352
5.432% due 09/25/2035		618	618
SLM Student Loan Trust
5.120% due 07/25/2013		650	651
5.110% due 01/26/2015		904	903
Soundview Home Equity Loan Trust
5.432% due 05/25/2035		127	127
5.422% due 07/25/2035		11	11
5.432% due 11/25/2035		826	827
Structured Asset Securities Corp.
5.422% due 08/25/2035		261	261
5.452% due 12/25/2035		1,459	1,460
Wachovia Auto Owner Trust
4.820% due 02/20/2009		1,100	1,097

Total Asset-Backed Securities (Cost $27,161)			27,172

FOREIGN CURRENCY-DENOMINATED ISSUES (h) 25.1%
Netherlands Government Bond
3.000% due 07/15/2006	EUR	70,000	89,532

Total Sovereign Issues (Cost $88,317)			89,532

	Notional Amount (000s)
PURCHASED CALL OPTIONS 0.1%
2-Year Interest Rate Swap (OTC) Pay 3-Month USD-LIBOR Floating Rate Index
Strike @ 4.750% Exp. 08/07/2006		$12,000	0
Strike @ 4.750% Exp. 08/08/2006		4,000	0
Strike @ 4.500% Exp. 10/04/2006		7,600	0
Strike @ 5.130% Exp. 10/25/2006		14,400	4
Strike @ 4.800% Exp. 12/22/2006		14,000	2
Strike @ 5.170% Exp. 02/01/2007		12,200	15
Strike @ 5.000% Exp. 03/08/2007		21,000	18
Strike @ 5.080% Exp. 04/19/2007		9,200	13
Strike @ 5.200% Exp. 05/09/2007		27,200	60
Strike @ 5.250% Exp. 06/07/2007		26,000	71
Strike @ 5.500% Exp. 06/29/2007		16,000	77

Total Purchased Call Options (Cost $657)			260

	# of Contracts
PURCHASED PUT OPTIONS 0.0%
90-Day Eurodollar December Futures (CME)
Strike @ $91.750 Exp. 12/18/2006		16	0
Strike @ $92.000 Exp. 12/18/2006		500	3
Strike @ $92.250 Exp. 12/18/2006		234	1
Strike @ $92.500 Exp. 12/18/2006		232	1
Strike @ $92.750 Exp. 12/18/2006		249	2
Strike @ $95.250 Exp. 12/18/2006		40	85
90-Day Eurodollar June Futures (CME)
Strike @ $91.000 Exp. 06/18/2007		148	1
Strike @ $91.250 Exp. 06/18/2007		1,284	8
90-Day Eurodollar March Futures (CME)
Strike @ $92.000 Exp. 03/19/2007		494	3
Strike @ $92.250 Exp. 03/19/2007		264	2
90-Day Eurodollar September Futures (CME)
Strike @ $90.250 Exp. 09/17/2007		238	1
Strike @ $92.500 Exp. 09/18/2006		112	1

Total Purchased Put Options (Cost $36)			108

	Notional Amount (000s)
PURCHASED STRADDLE OPTIONS (g) 0.0%
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle
Strike @ $0.000 Exp. 08/23/2007		$6,000	2

Total Purchased Straddle Options (Cost $0)			2

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS (h) 24.3%
Commercial Paper 2.1%
Cox Communications, Inc.
4.720% due 07/17/2006		300	300
Danske Corp.
5.280% due 07/17/2006		4,400	4,391
Societe Generale N.A.
5.250% due 07/05/2006		1,000	1,000
TotalFinaElf Capital S.A.
5.270% due 07/03/2006		2,000	2,000

			7,691

Repurchase Agreements 4.3%
Lehman Brothers, Inc.
4.600% due 07/03/2006		10,000	10,000
(Dated 06/30/2006. Collateralized by U.S. Treasury Notes 3.250% due 08/15/2007 valued at $10,213. Repurchase proceeds are $10,004.)
State Street Bank
4.900% due 07/03/2006		5,356	5,356
(Dated 06/30/2006. Collateralized by Federal Home Loan Bank 3.375%-4.875% due 02/15/2007-02/23/2007 valued at $5,468. Repurchase proceeds are $5,358.)

			15,356

France Treasury Bills 2.7%
2.714% due 07/20/2006-10/12/2006 (c)	EUR	7,470	9,489

Germany Treasury Bills 10.8%
2.655% due 08/16/2006		30,200	38,502

U.S. Treasury Bills 4.4%
4.751% due 08/31/2006-09/14/2006 (c)(d)(e)		$15,785	15,608

Total Short-Term Instruments (Cost $84,202)			86,646

Total Investments (a) 148.4% (Cost $529,366)			$529,767
Written Options (g) (0.3%) (Premiums $1,145)			(1,208)
Other Assets and Liabilities (Net) (48.1%)			(171,592)

Net Assets 100.0%			$356,967

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) As of June 30, 2006, portfolio securities with an aggregate market value of $1,708 were valued in good faith and pursuant to guidelines established by the Investment Adviser.

(b) Principal amount of security is adjusted for inflation.

(c) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d) Securities with an aggregate market value of $7,910 have been pledged as collateral for swap and swaption contracts on June 30, 2006.

(e) Securities with an aggregate market value of $3,942 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	508	$(743)
90-Day Eurodollar December Futures	Long	12/2007	358	(410)
90-Day Eurodollar June Futures	Long	06/2007	637	(1,014)
90-Day Eurodollar March Futures	Long	03/2007	476	(921)
90-Day Eurodollar March Futures	Long	03/2008	157	(92)
90-Day Eurodollar September Futures	Long	09/2006	18	(36)
90-Day Eurodollar September Futures	Long	09/2007	630	(952)
Euro-Bobl 5-Year Note September Futures	Long	09/2006	7	(9)
U.S. Treasury 10-Year Note September Futures	Short	09/2006	205	48
U.S. Treasury 30-Year Bond September Futures	Short	09/2006	7	(5)
United Kingdom 90-Day LIBOR Sterling Interest Rate Futures Put Options Strike @ GBP95.500	Short	12/2006	9	(5)

				$(4,139)

(f) Swap agreements outstanding on June 30, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010	EUR	2,400	$(7)
Deutsche Bank AG	6-month EUR-LIBOR	Receive	4.000%	12/15/2011		8,100	62
Merrill Lynch & Co., Inc.	6-month GBP-LIBOR	Receive	4.000%	12/15/2035	GBP	500	16
Bank of America	3-month USD-LIBOR	Pay	5.000%	12/20/2036		$1,500	(14)
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2008		6,500	(6)
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2011		600	(5)
Deutsche Bank AG	3-month USD-LIBOR	Pay	5.000%	12/20/2036		3,400	(31)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2016		700	(9)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/20/2011		10,800	(96)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/15/2035		1,600	(43)

							$(133)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	$900	$5
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.350%	09/20/2006	700	2
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.100%	12/20/2006	1,500	4
HSBC Bank USA	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.390%	09/20/2006	100	0
Merrill Lynch & Co., Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.950%	04/20/2016	300	(10)
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.250%	09/20/2007	700	(1)
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.670%	09/20/2006	1,800	10
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	12/20/2006	1,000	28
Wachovia Bank N.A.	Dow Jones CDX N.A. HV5 Index	Buy	(0.850%)	12/20/2010	500	(5)

						$33

+	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Total Return Swaps

Counterparty	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation/ (Depreciation)
Bear Stearns & Co., Inc.	FTSE RAFI 1000 Total Return Index	1-month USD-LIBOR plus 0.350%	06/15/2007	16,956	$1,435
Credit Suisse First Boston	FTSE RAFI 1000 Total Return Index	1-month USD-LIBOR plus 0.350%	06/15/2007	19,497	1,663
Merrill Lynch & Co., Inc.	FTSE RAFI 1000 Total Return Index	1-month USD-LIBOR plus 0.250%	06/15/2007	28,793	(128)

					$2,970

(g) Written options outstanding on June 30, 2006:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$108.000	08/25/2006	261	$35	$8
Call - CBOT U.S. Treasury 10-Year Note September Futures	106.000	08/25/2006	34	20	9
Call - CME 90-Day Eurodollar September Futures	95.500	09/18/2006	16	4	0
Put - CBOT U.S. Treasury 10-Year Note September Futures	103.000	08/25/2006	295	53	41
Put - CME 90-Day Eurodollar December Futures	95.000	12/18/2006	47	31	71
Put - CME 90-Day Eurodollar December Futures	95.250	12/18/2006	210	203	530
Put - CME 90-Day Eurodollar December Futures	95.500	12/18/2006	13	16	36
Put - CME 90-Day Eurodollar March Futures	95.250	03/19/2007	16	15	33
Put - CME 90-Day Eurodollar March Futures	94.750	03/19/2007	18	10	18
Put - CME 90-Day Eurodollar September Futures	95.000	09/18/2006	9	5	13
Put - CME 90-Day Eurodollar September Futures	95.250	09/18/2006	46	35	96
Put - CME 90-Day Eurodollar September Futures	95.500	09/18/2006	11	13	30

				$440	$885

Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Put - OTC 1-Year Interest Rate Swap	HSBC Bank USA	6-month GBP-LIBOR	Pay	4.500%	12/20/2006	GBP	5,100	$25	$56
Call - OTC 5-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Receive	5.040%	03/08/2007		$6,000	58	12
Call - OTC 5-Year Interst Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Receive	5.210%	10/25/2006		5,000	18	5
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	10/04/2006		1,700	20	0
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.850%	12/22/2006		6,000	79	2
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.780%	08/07/2006		5,000	41	0
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.780%	08/08/2006		2,000	19	0
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.540%	10/04/2006		2,000	24	0
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.040%	03/08/2007		3,000	33	6
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.220%	04/19/2007		4,000	32	17
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.315%	05/09/2007		11,900	123	71
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.340%	06/07/2007		10,000	102	69
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.600%	06/29/2007		7,000	77	77
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.210%	10/25/2006		1,300	5	1
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.240%	02/01/2007		5,300	32	20
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.325%	06/07/2007		1,000	8	7

								$696	$343

Forward Volatility Options

Description	Counterparty	Exercise Price *	Expiration Date	Notional Amount	Premium *	Value
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Goldman Sachs & Co.	$0.000	08/23/2007	$2,700	$3	$(14)
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	J.P. Morgan Chase & Co.	0.000	08/23/2007	1,000	6	(6)

					$9	$(20)

*	Exercise price and premium determined on a future date, based upon implied volatility parameters.

(h) Forward foreign currency contracts outstanding on June 30, 2006:

Type		Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CAD	1,772	07/2006	$0	$(18)	$(18)
Buy	CNY	3,997	03/2007	0	(4)	(4)
Buy	EUR	66	07/2006	2	0	2
Sell		107,206	07/2006	0	(2,807)	(2,807)
Buy	GBP	700	07/2006	5	0	5
Buy	JPY	1,967,348	08/2006	0	(556)	(556)
Buy	KRW	728,645	05/2007	0	(2)	(2)
Buy	SGD	309	08/2006	0	(2)	(2)
Buy	TWD	6,152	08/2006	0	(6)	(6)

				$7	$(3,395)	$(3,388)

(g) Exercise price and premium determined on a future date, based upon implied volatility parameters.

See accompanying notes

Schedule of Investments

Global Bond Fund (Unhedged)

June	30, 2006 (Unaudited)

	Principal Amount (000s)		Value (000s)
ARUBA (j) 0.1%
Mizuho Finance Aruba AEC
1.668% due 04/27/2049	JPY	100,000	$893

Total Aruba (Cost $878)			893

AUSTRALIA 0.1%
Homeside Mortgage Securities Trust
5.270% due 01/20/2027		$142	140
Medallion Trust
5.275% due 07/12/2031		470	471
Superannuation Members Home Loans Global Fund
5.584% due 06/15/2026		2	2
Torrens Trust
5.459% due 07/15/2031		168	168

Total Australia (Cost $782)			781

AUSTRIA (j) 0.5%
Austria Government Bond
5.000% due 01/15/2008	EUR	3,000	3,919
5.500% due 01/15/2010		600	810

Total Austria (Cost $3,474)			4,729

CAYMAN ISLANDS (j) 1.5%
ASIF II
4.540% due 06/15/2007	CAD	4,400	3,940
Mizuho Finance Cayman Ltd.
1.581% due 12/31/2049	JPY	300,000	2,624
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		$2,900	2,802
MUFG Capital Finance 2 Ltd.
4.850% due 12/31/2049	EUR	1,100	1,341
Pylon Ltd.
6.863% due 12/22/2008		1,500	1,937
SHL Corp. Ltd.
1.042% due 12/25/2024	JPY	27,344	241
Vita Capital Ltd.
6.340% due 01/01/2007		$1,500	1,505

Total Cayman Islands (Cost $14,266)			14,390

DENMARK (j) 0.0%
Nordea Kredit Realkreditaktieselskab
6.000% due 07/01/2029	DKK	172	31
Nykredit Realkredit A/S
6.000% due 10/01/2029		1,091	195

Total Denmark (Cost $137)			226

FRANCE (j) 3.5%
Axa S.A.
3.750% due 01/01/2017	EUR	397	693
France Government Bond
4.000% due 04/25/2009		560	723
4.000% due 10/25/2009		80	103
4.000% due 04/25/2014		600	768
4.000% due 10/25/2014		3,100	3,959
5.750% due 10/25/2032		4,100	6,388
4.750% due 04/25/2035		700	954
4.000% due 04/25/2055		400	478
French Treasury Note
3.500% due 01/12/2009		13,800	17,588

Total France (Cost $31,452)			31,654

GERMANY (j) 29.0%
Bauhaus Securities Ltd.
3.144% due 10/30/2052	EUR	7,047	9,036
Haus Ltd.
3.169% due 12/14/2037		2,058	2,446
Hypothekenbank in Essen AG
5.500% due 02/20/2007		1,350	1,749
Landesbank Baden-Wurttemberg
5.500% due 04/02/2007		520	675
LRP Landesbank Rheinland-Pfalz
4.750% due 04/04/2008		530	691
Republic of Germany
4.000% due 07/04/2009		2,200	2,838
5.375% due 01/04/2010		1,900	2,557
5.250% due 07/04/2010		15,100	20,337
5.250% due 01/04/2011		15,200	20,558
5.000% due 01/04/2012		3,200	4,314
5.000% due 07/04/2012		5,900	7,971
4.500% due 01/04/2013		3,040	4,009
4.250% due 01/04/2014		26,500	34,443
4.250% due 07/04/2014		45,400	59,064
6.250% due 01/04/2024		5,200	8,273
6.500% due 07/04/2027		5,980	9,939
5.625% due 01/04/2028		35,800	54,022
4.750% due 07/04/2028		1,300	1,762
6.250% due 01/04/2030		5,200	8,505
5.500% due 01/04/2031		6,200	9,304
4.750% due 07/04/2034		4,100	5,601

Total Germany (Cost $263,853)			268,094

IRELAND (j) 0.4%
Celtic Residential Irish Mortgage
3.075% due 06/13/2035	EUR	2,772	3,556

Total Ireland (Cost $3,341)			3,556

ITALY (j) 1.7%
Italy Buoni Poliennali Del Tesoro
4.500% due 05/01/2009	EUR	4,150	5,420
4.250% due 11/01/2009		2,470	3,206
5.500% due 11/01/2010		1,400	1,904
Siena Mortgages SpA
3.191% due 12/16/2038		4,117	5,289

Total Italy (Cost $15,335)			15,819

JAPAN (j) 23.1%
Development Bank of Japan
4.250% due 06/09/2015		$2,300	2,073
Japan Government Bond
0.700% due 09/20/2008	JPY	630,000	5,486
1.500% due 03/20/2011		6,140,000	54,002
1.600% due 09/20/2013		1,030,000	8,939
1.500% due 03/20/2014		2,330,000	19,984
1.600% due 06/20/2014		4,900,000	42,215
1.600% due 09/20/2014		3,110,000	26,745
1.000% due 06/10/2016		1,312,620	11,378
2.300% due 05/20/2030		400,000	3,419
2.400% due 03/20/2034		590,000	5,064
2.300% due 06/20/2035		1,550,000	12,955
2.500% due 09/20/2035		1,620,000	14,129
Resona Bank Ltd.
5.850% due 09/29/2049		$3,800	3,542
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049		900	841
Xerox Corp.
2.000% due 06/06/2007	JPY	200,000	1,756

Total Japan (Cost $225,548)			212,528

JERSEY, CHANNEL ISLANDS (j) 0.2%
ASIF III Jersey Ltd.
2.914% due 07/17/2006	EUR	800	1,023
SRM Investment Ltd.
3.125% due 08/26/2034		770	987

Total Jersey, Channel Islands (Cost $1,943)			2,010

NETHERLANDS (j) 2.4%
Delphinus
3.059% due 04/25/2093	EUR	2,000	2,572
Delphinus BV
3.194% due 11/28/2031		5,000	6,427
Dutch Mortgage Portfolio Loans BV
3.143% due 11/20/2035		2,734	3,513
Dutch Mortgage-Backed Securities BV
3.072% due 11/02/2034		393	503
3.042% due 07/02/2077		728	932
3.094% due 10/02/2079		1,000	1,285
Holland Euro-Denominated Mortgage-Backed Series
3.034% due 04/18/2012		565	707
Netherlands Government Bond
5.000% due 07/15/2011		2,100	2,825
3.750% due 07/15/2014		2,700	3,398

Total Netherlands (Cost $20,282)			22,162

NEW ZEALAND (j) 0.1%
New Zealand Government Bond
4.500% due 02/15/2016 (b)	NZD	907	752

Total New Zealand (Cost $422)			752

RUSSIA 0.2%
VTB Capital S.A. for Vneshtorgbank
6.174% due 09/21/2007		$1,500	1,501

Total Russia (Cost $1,500)			1,501

SPAIN (j) 1.8%
Banesto Banco de Emisiones
2.866% due 10/04/2006	EUR	1,800	2,302
Spain Government Bond
5.150% due 07/30/2009		6,140	8,174
4.000% due 01/31/2010		980	1,264
4.200% due 07/30/2013		2,900	3,760
5.750% due 07/30/2032		30	47
4.200% due 01/31/2037		1,300	1,618

Total Spain (Cost $14,648)			17,165

TUNISIA (j) 0.3%
Banque Centrale de Tunisie
4.500% due 06/22/2020	EUR	2,600	3,000

Total Tunisia (Cost $3,142)			3,000

UNITED KINGDOM (j) 1.7%
Dolerite Funding PLC
5.469% due 08/20/2032		$300	300
HBOS PLC
5.920% due 09/29/2049		3,900	3,599
Holmes Financing PLC
3.004% due 10/15/2009	EUR	1,800	2,305
3.024% due 07/25/2010		3,200	4,101
Lloyds TSB Bank PLC
5.625% due 07/15/2049		2,410	3,209
Royal Bank of Scotland Group PLC
5.424% due 12/21/2007		$2,600	2,602

Total United Kingdom (Cost $14,562)			16,116

UNITED STATES (j) 39.6%
Asset-Backed Securities 1.2%
AAA Trust
5.422% due 11/26/2035		$976	977
AFC Home Equity Loan Trust
6.032% due 12/22/2027		51	51
Amortizing Residential Collateral Trust
5.672% due 10/25/2031		62	62
Amresco Residential Securities Mortgage Loan Trust
6.262% due 06/25/2029		147	147
Bear Stearns Asset-Backed Securities, Inc.
5.652% due 10/25/2032		49	50
5.722% due 10/25/2032		109	110
5.772% due 03/25/2043		76	76
Citibank Credit Card Master Trust
5.750% due 07/16/2007	EUR	1,000	668
Citigroup Mortgage Loan Trust, Inc.
5.412% due 05/25/2035		$195	196
5.432% due 09/25/2035		474	474
Conseco Finance
5.569% due 10/15/2031		64	64
Countrywide Asset-Backed Certificates
5.412% due 07/25/2035		63	64
5.402% due 10/25/2035		426	427
CS First Boston Mortgage Securities Corp.
5.632% due 01/25/2032		45	46
FBR Securitization Trust
5.442% due 10/25/2035		493	493
5.442% due 12/25/2035		735	735
First NLC Trust
5.201% due 02/25/2036		1,088	1,089
Fremont Home Loan Trust
5.412% due 01/25/2036		940	941
GE-WMC Mortgage Securities LLC
5.422% due 01/25/2036		742	743
GSAMP Trust
5.512% due 10/25/2033		110	110
Indymac Residential Asset-Backed Trust
5.422% due 03/25/2036		532	533
Morgan Stanley Dean Witter Capital I, Inc.
5.652% due 07/25/2032		3	3
Novastar Home Equity Loan
5.597% due 04/25/2028		226	226
5.752% due 08/25/2028		122	122
Quest Trust
5.641% due 06/25/2034		673	676
Residential Asset Mortgage Products, Inc.
5.602% due 06/25/2032		61	61
Residential Asset Securities Corp.
5.422% due 10/25/2028		783	784
5.572% due 07/25/2032		304	304
Saxon Asset Securities Trust
5.592% due 01/25/2032		117	117
Soundview Home Equity Loan Trust
5.422% due 12/25/2035		503	503

			10,852

Bank Loan Obligations 0.2%
Georgia-Pacific Corp.
6.575% due 12/20/2012		1,905	1,903
6.726% due 12/20/2012		90	91

			1,994

Corporate Bonds & Notes 5.2%
Atlantic & Western Re Ltd.
10.990% due 01/09/2007		2,700	2,659
Bombardier Capital, Inc.
7.090% due 03/30/2007 (h)		700	703
Boston Scientific Corp.
6.000% due 06/15/2011		1,800	1,778
6.400% due 06/15/2016		1,700	1,656
Charter One Bank N.A.
5.157% due 04/24/2009		4,500	4,502
CMS Energy Corp.
9.875% due 10/15/2007		300	313
8.900% due 07/15/2008		900	940
DaimlerChrysler N.A. Holding Corp.
5.486% due 03/07/2007		6,700	6,702
EchoStar DBS Corp.
8.240% due 10/01/2008		200	203
El Paso Corp.
7.625% due 08/16/2007		100	101
General Electric Capital Corp.
5.340% due 12/12/2008		1,700	1,702
General Motors Acceptance Corp.
7.430% due 12/01/2021		75	75
Harrah’s Operating Co., Inc.
5.760% due 02/08/2008		2,000	2,005
HCA, Inc.
7.000% due 07/01/2007		1,500	1,516
HSBC Finance Corp.
5.500% due 01/19/2016		5,400	5,152
JP Morgan & Co., Inc.
8.019% due 02/15/2012		760	795
Mirage Resorts, Inc.
6.750% due 08/01/2007		900	908
Mizuho JGB Investment LLC
9.870% due 06/30/2049		400	428
Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049		500	526
Morgan Stanley
5.193% due 01/18/2008		2,100	2,104
SB Treasury Co. LLC
9.400% due 12/29/2049		1,400	1,488
9.400% due 12/29/2049		1,500	1,595
Tokai Preferred Capital Co. LLC
9.980% due 12/29/2049		2,800	3,004
Toyota Motor Credit Corp.
5.140% due 10/12/2007		7,300	7,302

			48,157

Mortgage-Backed Securities 4.7%
American Home Mortgage Investment Trust
4.290% due 10/25/2034		1,815	1,765
Banc of America Mortgage Securities
5.000% due 05/25/2034		4,008	3,908
Citigroup Mortgage Loan Trust, Inc.
4.900% due 10/25/2035		9,014	8,824
Countrywide Home Loan Mortgage Pass-Through Trust
5.652% due 02/25/2035		1,306	1,312
5.642% due 03/25/2035		5,978	6,010
CS First Boston Mortgage Securities Corp.
5.419% due 11/15/2019		746	747
5.691% due 05/25/2032		46	46
6.500% due 04/25/2033		220	219
GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034		2,622	2,581
JP Morgan Chase Commercial Mortgage Securities Corp.
6.465% due 11/15/2035		2,300	2,372
LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030		270	267
Mellon Residential Funding Corp.
5.639% due 12/15/2030		1,368	1,373
Residential Funding Mortgage Security I
6.500% due 03/25/2032		150	149
Sequoia Mortgage Trust
5.602% due 10/19/2026		894	897
5.617% due 07/20/2033		1,928	1,938
Structured Asset Mortgage Investments, Inc.
5.542% due 09/19/2032		926	927
Washington Mutual, Inc.
5.592% due 12/25/2027		3,366	3,366
5.127% due 10/25/2032		159	158
5.632% due 12/25/2044		1,651	1,660
5.552% due 04/25/2045		3,564	3,568
5.582% due 12/25/2045		1,314	1,319

			43,406

Municipal Bonds & Notes 1.1%
Chicago, Illinois General Obligation Revenue Notes, (FSA Insured), Series 2006
6.607% due 01/01/2030		270	260
Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
6.250% due 06/01/2033		900	981
6.750% due 06/01/2039		300	336
Harris County, Texas Revenue Bonds, Series 2003
5.000% due 08/01/2033		400	402
Illinois State Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033		300	306
Iowa State Tobacco Settlement Authority Revenue Notes, Series 2005
6.500% due 06/01/2023		790	777
Liberty, New York Development Corporations Revenue Bonds, Series 2005
5.250% due 10/01/2035		1,060	1,129
Los Angeles, California Wastewater System Revenue Notes, (MBIA Insured), Series 2003
5.000% due 06/01/2027		900	921
Louisville & Jefferson Counties, Kentucky Metro Sewer District Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 05/15/2036		100	103
Michigan State Building Authority Revenue Notes, (FSA Insured), Series 2003
5.250% due 10/15/2013		200	214
New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.000% due 06/01/2037		1,000	1,053
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2003
5.000% due 06/15/2035		1,200	1,216
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
6.607% due 06/15/2038 (d)		370	343
New York State Tobacco Settlement Financing Corporations Revenue Notes, Series 2003
5.250% due 06/01/2013		1,400	1,435
5.500% due 06/01/2017		200	211

			9,687

	Shares
Preferred Stock 0.1%
DG Funding Trust
6.777% due 12/31/2049		130	1,372

	Principal Amounts (000s)
Sovereign Issues 0.0%
Japan Government Bond
7.430% due 01/01/2024		67	68

U.S. Government Agencies 14.1%
Fannie Mae
0.000% due 06/01/2017		30,300	16,637
15.750% due 12/01/2011		1	1
4.192% due 11/01/2034		9,525	9,338
4.964% due 12/01/2034		1,409	1,392
5.000% due 07/01/2018 - 07/13/2036 (c)		18,059	16,813
5.250% due 06/15/2008		10,000	9,964
5.500% due 10/01/2017 - 05/01/2035 (c)		29,203	28,183
6.158% due 11/01/2023		17	17
6.470% due 09/25/2012		1,000	1,049
6.565% due 03/01/2024		25	25
9.000% due 04/01/2016		26	27
Federal Farm Credit Bank
7.530% due 04/15/2009		475	501
Federal Home Loan Bank
5.750% due 08/15/2011		500	506
Federal Housing Administration
7.400% due 02/01/2021		335	336
Freddie Mac
4.500% due 09/15/2035		11,963	11,465
5.000% due 12/15/2031		3,600	3,340
5.211% due 10/25/2044		10,320	10,392
5.549% due 12/15/2030		837	839
5.904% due 02/01/2029		527	538
6.249% due 05/01/2023		104	105
Government National Mortgage Association
4.375% due 05/20/2022 - 05/20/2030 (c)		436	438
4.750% due 07/20/2022 - 09/20/2026 (c)		253	253
5.125% due 12/20/2023 - 12/20/2026 (c)		119	119
5.250% due 01/20/2030		166	165
5.375% due 02/20/2024		243	243
5.808% due 02/16/2030		373	377
6.000% due 08/20/2034		3,906	3,809
8.500% due 12/15/2029 - 02/15/2031 (c)		337	364
Small Business Administration
6.640% due 02/01/2011		556	570
7.640% due 03/10/2010		92	96
Tennessee Valley Authority
4.875% due 12/15/2016		6,700	6,693
5.880% due 04/01/2036		3,900	4,055
7.140% due 05/23/2012		1,000	1,080

			129,730

U.S. Treasury Obligations 13.0%
Treasury Inflation Protected Securities (b)
3.500% due 01/15/2011		2,895	3,029
3.000% due 07/15/2012		9,191	9,468
2.000% due 01/15/2014		6,762	6,529
2.000% due 07/15/2014		6,415	6,180
1.875% due 07/15/2015		207	197
2.000% due 01/15/2026		5,788	5,301
3.625% due 04/15/2028		249	296
U.S. Treasury Bonds
8.875% due 02/15/2019		29,300	38,942
8.125% due 05/15/2021		9,300	11,964
6.625% due 02/15/2027		1,000	1,165
6.125% due 11/15/2027		500	553
6.250% due 05/15/2030		8,200	9,290
U.S. Treasury Note
3.500% due 02/15/2010		21,000	19,896
U.S. Treasury Strips
0.000% due 02/15/2019		11,200	5,775
0.000% due 08/15/2024		3,500	1,338

			119,923

Total United States (Cost $374,036)			365,189

	Notional Amount (000s)
PURCHASED CALL OPTIONS (j) 0.2%
1-Year Interest Rate Swap (OTC) Pay 6-Month GBP-LIBOR Floating Rate Index
Strike @ 5.000% Exp. 12/15/2006	GBP	23,000	37
2-Year Interest Rate Swap (OTC) Pay 3-Month USD-LIBOR Floating Rate Index
Strike @ 4.500% Exp. 10/04/2006		$44,100	0
Strike @ 4.500% Exp. 10/18/2006		30,200	0
Strike @ 4.750% Exp. 08/07/2006		32,600	0
Strike @ 5.000% Exp. 03/08/2007		186,000	159
Strike @ 5.080% Exp. 04/19/2007		62,100	90
Strike @ 5.130% Exp. 10/25/2006		91,500	28
Strike @ 5.150% Exp. 05/08/2007		468,200	898
Strike @ 5.200% Exp. 05/09/2007		270,800	592
Strike @ 5.200% Exp. 05/23/2007		71,100	164
2-Year Interest Rate Swap (OTC) Pay 6-Month GBP-LIBOR Floating Rate Index
Strike @ 5.000% Exp. 11/17/2006	GBP	32,000	78
Strike @ 5.000% Exp. 05/11/2007		13,000	52
Strike @ 5.000% Exp. 05/17/2007		16,600	67
U.S. Treasury 30-Year Bond September Futures (CBOT)
Strike @ $108.000 Exp. 08/25/2006		$192	114
U.S. Treasury 5-Year Note September Futures (CBOT)
Strike @ $108.000 Exp. 08/25/2006		1,320	21

Total Purchased Call Options (Cost $5,252)			2,300

	# of Contracts
PURCHASED PUT OPTIONS 0.0%
90-Day Eurodollar December Futures (CME)
Strike @ $92.500 Exp. 12/18/2006		2,718	17
90-Day Eurodollar March Futures (CME)
Strike @ $92.000 Exp. 03/19/2007		976	6
U.S. Treasury 10-Year Note September Futures (CBOT)
Strike @ $98.000 Exp. 08/25/2006		380	6
U.S. Treasury 30-Year Bond September Futures (CBOT)
Strike @ $93.000 Exp. 08/25/2006		351	6
Strike @ $103.000 Exp. 08/25/2006		192	36

Total Purchased Put Options (Cost $170)			71

	Notional Amount (000s)
PURCHASED STRADDLE OPTIONS (k) 0.0%
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle
Strike @ $0.000 Exp. 08/23/2007		$48,700	20

Total Purchased Straddle Options (Cost $0)			20

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 12.3%
Commercial Paper 8.2%
Danske Corp.
5.280% due 07/17/2006		$3,700	3,692
4.955% due 07/20/2006		10,999	10,973
Societe Generale N.A.
5.250% due 07/05/2006		1,000	1,000
5.055% due 08/15/2006		400	398
4.990% due 08/22/2006		23,600	23,437
5.000% due 08/24/2006		2,600	2,581
Time Warner Telecom, Inc.
5.240% due 09/19/2006		2,200	2,174
TotalFinaElf Captial S.A.
5.270% due 07/03/2006		300	300
UBS Finance Delaware LLC
4.985% due 08/18/2006		7,500	7,452
Westpac Capital Corp.
4.980% due 07/24/2006		23,700	23,631

			75,638

Repurchase Agreement 2.1%
Lehman Brothers, Inc.
4.600% due 07/03/2006		19,000	19,000
(Dated 06/30/2006. Collateralized by U.S. Treasury Bonds 7.625% due 02/15/2025 valued at $19,447. Repurchase proceeds are $19,007.)

Tri-Party Repurchase Agreement 0.6%
State Street Bank
4.900% due 07/03/2006		5,487	5,487
(Dated 06/30/2006. Collateralized by Freddie Mac 3.800% due 12/27/2006 valued at $5,601. Repurchase proceeds are $5,489.)

U.S. Treasury Bills 1.4%
4.771% due 08/31/2006-09/14/2006 (c)(d)(e)		13,230	13,088

Total Short-Term Instruments (Cost $113,232)			113,213

Total Investments (a) 118.7% (Cost $1,108,255)			$1,096,169
Written Options (g) (0.3%) (Premiums $5,897)			(2,834)
Other Assets and Liabilities (Net) (18.4%)			(170,212)

Net Assets 100.0%			$923,123

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) As of June 30, 2006, portfolio securities with an aggregate market value of $14,957 were valued in good faith and pursuant to guidelines established by the Board of Trustees.

(b) Principal amount of security is adjusted for inflation.

(c) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d) Securities with an aggregate market value of $3,213 have been pledged as collateral for swap and swaption contracts on June 30, 2006.

(e) Securities with an aggregate market value of $6,662 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar June Futures	Long	06/2007	1,197	$(778)
90-Day Eurodollar September Futures	Long	09/2006	1,918	(2,847)
Euro-Bund 10-Year Note September Futures Put Option Strike @ EUR109.500		09/2006	260	0
Euro-Bund 10-Year Note September Futures	Long	09/2006	372	(286)
Japan Government 10-Year Note September Futures	Long	09/2006	82	(54)
U.S. Treasury 30-Year Bond September Futures	Long	09/2006	543	(405)
U.S. Treasury 5-Year Note September Futures	Short	09/2006	346	187

				$(4,183)

(f) Swap agreements outstanding on June 30, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-month Australian Bank Bill	Pay	6.000%	06/15/2010	AUD	38,900	$(562)
Citibank N.A.	6-month Australian Bank Bill	Receive	6.000%	06/15/2015		22,300	450
UBS Warburg LLC	6-month Australian Bank Bill	Pay	6.000%	06/15/2010		52,400	(705)
UBS Warburg LLC	6-month Australian Bank Bill	Receive	6.000%	06/15/2015		29,900	661
Barclays Bank PLC	6-month GBP-LIBOR	Receive	5.000%	09/15/2015	GBP	1,600	25
Barclays Bank PLC	6-month GBP-LIBOR	Pay	5.000%	06/18/2034		1,800	(41)
Barclays Bank PLC	6-month GBP-LIBOR	Receive	4.250%	06/12/2036		1,800	139
Deutsche Bank AG	6-month GBP-LIBOR	Receive	5.000%	09/15/2015		6,400	219
Deutsche Bank AG	6-month GBP-LIBOR	Receive	4.100%	06/12/2036		0	4
Deutsche Bank AG	6-month GBP-LIBOR	Receive	4.250%	06/12/2036		600	49
Goldman Sachs & Co.	6-month GBP-LIBOR	Pay	5.000%	06/15/2009		212,800	379
Goldman Sachs & Co.	6-month GBP-LIBOR	Pay	5.000%	09/15/2010		48,000	214
Goldman Sachs & Co.	6-month GBP-LIBOR	Receive	4.100%	06/12/2036		0	(3)
Goldman Sachs & Co.	6-month GBP-LIBOR	Receive	4.250%	06/12/2036		12,300	271
HSBC Bank USA	6-month GBP-LIBOR	Pay	5.000%	06/18/2034		500	(10)
Bank of America	3-month Canadian Bank Bill	Receive	5.500%	12/16/2014	CAD	400	5
HSBC Bank USA	3-month Canadian Bank Bill	Receive	5.500%	12/16/2014		8,200	(38)
J.P. Morgan Chase & Co.	3-month Canadian Bank Bill	Receive	5.500%	12/16/2014		1,600	(6)
Merrill Lynch & Co., Inc.	3-month Canadian Bank Bill	Receive	5.500%	12/16/2014		11,800	(39)
Royal Bank of Canada	3-month Canadian Bank Bill	Receive	5.000%	06/15/2015		3,100	35
Barclays Bank PLC	6-month EUR-LIBOR	Pay	4.000%	06/17/2010	EUR	1,400	(37)
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010		17,000	(54)
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		9,000	(17)
BNP Paribas Bank	6-month EUR-LIBOR	Pay	6.000%	06/18/2034		2,100	23
Citibank N.A.	6-month EUR-LIBOR	Receive	5.000%	06/17/2012		40,500	680
Citibank N.A.	6-month EUR-LIBOR	Receive	4.000%	12/15/2014		0	(34)
Citibank N.A.	6-month EUR-LIBOR	Pay	6.000%	06/18/2034		700	(52)
Goldman Sachs & Co.	6-month EUR-LIBOR	Pay	4.000%	06/17/2010		400	5
Goldman Sachs & Co.	6-month EUR -LIBOR	Receive	4.000%	12/15/2014		19,700	770
HSBC Bank USA	6-month EUR -LIBOR	Receive	4.000%	12/15/2014		0	(38)
J.P. Morgan Chase & Co.	6-month EUR -LIBOR	Pay	4.000%	06/17/2010		20	0
J.P. Morgan Chase & Co.	6-month EUR -LIBOR	Receive	5.000%	06/17/2012		800	14
J.P. Morgan Chase & Co.	6-month EUR -LIBOR	Receive	4.000%	12/15/2014		22,000	1,788
Merrill Lynch & Co., Inc.	6-month EUR -LIBOR	Pay	4.000%	06/17/2010		400	(11)
Merrill Lynch & Co., Inc.	6-month EUR -LIBOR	Pay	6.000%	06/18/2034		2,500	(14)
Morgan Stanley Dean Witter & Co.	6-month EUR -LIBOR	Receive	4.000%	12/15/2011		0	0
Morgan Stanley Dean Witter & Co.	6-month EUR -LIBOR	Receive	4.000%	12/15/2014		44,900	3,210
Morgan Stanley Dean Witter & Co.	6-month EUR -LIBOR	Receive	4.500%	06/17/2015		33,300	2,635
Morgan Stanley Dean Witter & Co.	6-month EUR -LIBOR	Pay	6.000%	06/18/2034		2,600	18
UBS Warburg LLC	6-month EUR -LIBOR	Pay	4.000%	06/17/2010		3,400	(150)
UBS Warburg LLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		14,200	(29)
Goldman Sachs & Co.	3-month HKD-HIBOR	Receive	5.906%	07/11/2006	HKD	70,000	(54)
Barclays Bank PLC	6-month JPY-LIBOR	Receive	2.000%	12/15/2015	JPY	1,100,000	93
Deutsche Bank AG	6-month JPY -LIBOR	Pay	1.000%	03/18/2008		6,300,000	(28)
Goldman Sachs & Co.	6-month JPY -LIBOR	Pay	1.000%	03/18/2008		4,000,000	(32)
Goldman Sachs & Co.	6-month JPY -LIBOR	Receive	2.035%	05/18/2010		360,000	(86)
Goldman Sachs & Co.	6-month JPY -LIBOR	Receive	2.000%	06/20/2010		2,000,000	43
Goldman Sachs & Co.	6-month JPY -LIBOR	Receive	1.300%	09/21/2011		1,040,000	129
Goldman Sachs & Co.	6-month JPY -LIBOR	Receive	2.000%	12/15/2015		6,370,000	352
Lehman Brothers, Inc.	6-month JPY -LIBOR	Receive	2.000%	12/20/2013		755,000	(9)
Merrill Lynch & Co., Inc.	6-month JPY -LIBOR	Receive	2.000%	12/15/2015		1,780,000	139
Morgan Stanley Dean Witter & Co.	6-month JPY -LIBOR	Receive	2.000%	12/20/2013		3,890,000	94
Morgan Stanley Dean Witter & Co.	6-month JPY -LIBOR	Receive	2.000%	12/15/2015		4,670,000	319
UBS Warburg LLC	6-month JPY -LIBOR	Receive	0.800%	03/20/2012		770,000	86
UBS Warburg LLC	6-month JPY -LIBOR	Receive	2.000%	12/20/2013		2,750,000	445
Bank of America	3-month USD-LIBOR	Receive	5.000%	12/20/2016		$7,200	89
Barclays Bank PLC	3-month USD-LIBOR	Receive	5.000%	12/20/2016		40,300	495
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2013		1,500	18
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		73,800	913
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	6.000%	12/17/2031		13,400	(617)
J.P. Morgan Chase & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2011		8,400	(23)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/20/2011		43,600	(390)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/20/2013		65,900	773
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.500%	12/16/2014		4,900	(116)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		7,500	93
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	5.500%	12/16/2014		7,800	(166)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	6.000%	12/17/2031		5,500	(466)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2036		500	5
Royal Bank of Scotland PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2011		42,400	(379)
UBS Warburg LLC	3-month USD-LIBOR	Pay	5.500%	12/16/2014		4,000	(69)

							$11,405

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	JC Penney Co., Inc. 8.000% due 03/01/2010	Sell	0.990%	09/20/2010	$500	$11
J.P. Morgan Chase & Co.	Dow Jones CDX N.A. IG5 Index	Buy	(0.450%)	12/20/2010	14,800	(32)
J.P. Morgan Chase & Co.	Dow Jones CDX N.A. IG5 Index	Buy	(0.450%)	12/20/2010	14,800	(32)
Merrill Lynch & Co., Inc.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.410%	06/20/2007	2,400	0
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	1,984	13
Morgan Stanley Dean Witter & Co.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	10,912	60
Morgan Stanley Dean Witter & Co.	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.700%)	09/20/2010	2,700	(16)

						$4

+	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

(g) Written options outstanding on June 30, 2006:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$106.000	08/25/2006	326	$185	$87
Put - CBOT U.S. Treasury 10-Year Note September Futures	103.000	08/25/2006	326	111	46

				$296	$133

Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Put - OTC 10-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Pay	5.900%	01/02/2007	$20,200	$206	$219
Call - OTC 5-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Receive	5.040%	03/08/2007	22,000	209	45
Put - OTC 10-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Pay	5.900%	01/02/2007	8,600	88	93
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	10/04/2006	12,000	141	0
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.780%	08/07/2006	14,000	115	0
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.210%	10/25/2006	34,300	155	38
Call - OTC 5-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	4.560%	10/18/2006	13,000	130	0
Call - OTC 10-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.250%	05/16/2007	7,800	87	56
Call - OTC 10-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	5.250%	05/16/2007	6,100	79	44
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.540%	10/04/2006	7,000	84	0
Call - OTC 2-Year Interest Rate Swap	Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	0.200%	06/20/2008	8,000	42	43
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.040%	03/08/2007	6,000	67	12
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.220%	04/19/2007	27,000	213	118
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.280%	05/08/2007	203,600	1,807	1,110
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.315%	05/09/2007	117,800	1,101	700
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.300%	05/23/2007	32,300	323	194
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.210%	10/25/2006	5,100	20	6
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.040%	03/08/2007	52,000	471	105

							$5,296	$2,740

Credit Default Swaptions

Counterparty	Reference Entity	Buy/Sell Protection+	Pay/Receive Fixed Rate	Expiration Date	Notional Amount	Premium	Value
Morgan Stanley Dean Witter & Co.	British Telecomunications Public Limited. Co. 7.12500% due 12/15/2011	Sell	0.200%	06/20/2008	$8,000	$42	$43

						$42	$43

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount	Premium	Value
Call - OTC U.S. dollar versus Japanese Yen	JPY	120.000	05/21/2007	$41,000	$160	$155

Forward Volatility Options

Description	Counterparty	Exercise Price *	Expiration Date	Notional Amount	Premium *	Value
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Goldman Sachs & Co.	$0.000	08/23/2007	$23,600	$29	$(161)
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	J.P. Morgan Chase & Co.	0.000	08/23/2007	4,000	22	(21)
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	J.P. Morgan Chase & Co.	0.000	08/24/2007	14,000	54	(51)

					$105	$(233)

*	Exercise price and premium determined on a future date, based upon implied volatility parameters.

(h) Restricted security as of June 30, 2006:

Issuer Description	Coupon Rate	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as a Percentage of Net Assets
Bombardier Capital, Inc.	7.090%	03/30/2007	07/12/2005	$706	$704	0.08%

(i) Short sales open on June 30, 2006 were as follows:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Valueà
Fannie Mae	5.500%	07/13/2036	$19,900	$19,243	$19,116
U.S. Treasury Note	4.875%	05/31/2011	1,800	1,792	1,792
U.S. Treasury Note	4.250%	11/15/2013	25,200	23,894	24,010
U.S. Treasury Note	4.500%	11/15/2015	58,000	55,836	55,711
U.S. Treasury Note	4.500%	02/15/2016	2,500	2,410	2,427
U.S. Treasury Note	5.125%	05/15/2016	1,600	1,612	1,611

				$104,787	$104,667

à	Market value includes $671 of interest payable on short sales.

(j) Forward foreign currency contracts outstanding on June 30, 2006:

Type	Principal Amount Covered by Contract		Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	994	07/2006	$7	$0	$7
Sell		2,949	07/2006	0	(8)	(8)
Buy		5,817	08/2006	69	0	69
Buy	BRL	1,932	07/2006	19	0	19
Sell		1,932	07/2006	0	(2)	(2)
Buy		1,115	08/2006	19	0	19
Sell		1,115	08/2006	0	(1)	(1)
Buy	CAD	17,482	07/2006	0	(180)	(180)
Buy	CLP	188,984	07/2006	1	(4)	(3)
Sell		188,985	07/2006	17	0	17
Buy		66,358	08/2006	0	(2)	(2)
Sell		83,584	09/2006	0	(1)	(1)
Buy	CNY	11,218	03/2007	0	(12)	(12)
Buy		52,322	05/2007	0	(60)	(60)
Buy	DKK	55,924	09/2006	0	(25)	(25)
Sell		14,000	09/2006	6	0	6
Buy	EUR	129,710	07/2006	2,894	0	2,894
Sell		8,428	07/2006	0	(101)	(101)
Buy	GBP	31,857	07/2006	256	0	256
Sell		1,520	07/2006	0	(32)	(32)
Sell	HKD	1,019	09/2006	0	0	0
Buy	INR	4,488	08/2006	0	(3)	(3)
Buy	JPY	150,001	07/2006	0	(2)	(2)
Buy		33,253	08/2006	2	(533)	(531)
Sell		936,264	08/2006	0	(37)	(37)
Buy	KRW	362,800	07/2006	0	(1)	(1)
Sell		362,800	07/2006	0	(4)	(4)
Buy		1,283,213	08/2006	26	0	26
Buy		895,425	09/2006	18	0	18
Buy	MXN	5,482	08/2006	0	(34)	(34)
Sell		2,116	08/2006	11	0	11
Buy		1,720	09/2006	0	(9)	(9)
Sell	NZD	1,210	08/2006	0	(6)	(6)
Buy	PEN	965	08/2006	3	0	3
Sell		965	08/2006	0	(8)	(8)
Buy	PLN	371	08/2006	0	(7)	(7)
Buy		618	09/2006	2	0	2
Sell		844	11/2006	7	0	7
Buy	RUB	5,525	07/2006	9	0	9
Sell		5,524	07/2006	0	(2)	(2)
Buy		13,349	08/2006	24	0	24
Buy		5,524	09/2006	2	0	2
Buy	SEK	56,961	09/2006	22	0	22
Buy	SGD	273	07/2006	3	0	3
Sell		1,231	07/2006	0	(6)	(6)
Buy		3,621	08/2006	9	(24)	(15)
Buy		273	09/2006	2	0	2
Buy	SKK	8,449	08/2006	9	0	9
Buy		9,518	09/2006	9	0	9
Buy	TWD	73,828	08/2006	0	(73)	(73)
Sell		12,781	09/2006	4	0	4
Buy	ZAR	2,858	08/2006	0	(68)	(68)

				$3,450	$(1,245)	$2,205

(k) Exercise price and premium determined on a future date, based upon implied volatility parameters.

See accompanying notes

Schedule of Investments

Global Bond Fund (U.S. Dollar-Hedged)

June 30, 2006 (Unaudited)

	Principal Amount (000s)		Value (000s)
AUSTRALIA 0.1%
Homeside Mortgage Securities Trust
5.270% due 01/20/2027		$28	$28
Medallion Trust
5.275% due 07/12/2031		143	143
Torrens Trust
5.459% due 07/15/2031		49	49

Total Australia (Cost $221)			220

BELGIUM (i) 0.2%
Belgium Government Bond
7.500% due 07/29/2008	EUR	250	344

Total Belgium (Cost $240)			344

CANADA (i) 0.1%
Rogers Wireless, Inc.
7.625% due 12/15/2011	CAD	300	278

Total Canada (Cost $252)			278

CAYMAN ISLANDS (i) 0.8%
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		$800	773
MUFG Capital Finance 2 Ltd.
4.850% due 12/31/2049	EUR	300	366
SHL Corp. Ltd.
1.042% due 12/25/2024	JPY	1,327	12
Vita Capital Ltd.
6.340% due 01/01/2007		$400	401

Total Cayman Islands (Cost $1,568)			1,552

DENMARK (i) 0.0%
Nordea Kredit Realkreditaktieselskab
6.000% due 07/01/2029	DKK	49	9
Nykredit Realkredit A/S
6.000% due 10/01/2029		292	52

Total Denmark (Cost $37)			61

FRANCE (i) 9.1%
Axa S.A.
3.750% due 01/01/2017	EUR	50	87
France Government Bond
4.000% due 10/25/2009		2,260	2,915
4.000% due 04/25/2014		9,300	11,897
4.000% due 10/25/2014		700	894
5.750% due 10/25/2032		1,300	2,025
4.750% due 04/25/2035		100	136

Total France (Cost $17,772)			17,954

GERMANY (i) 22.6%
Bauhaus Securities Ltd.
3.144% due 10/30/2052		341	437
Haus Ltd.
3.169% due 12/14/2037		714	849
Landesbank Baden-Wurttemberg
5.500% due 04/02/2007		90	117
LRP Landesbank Rheinland-Pfalz
4.750% due 04/04/2008		210	274
Republic of Germany
4.000% due 07/04/2009		100	129
3.500% due 10/09/2009		1,000	1,270
5.250% due 07/04/2010		1,300	1,751
5.250% due 01/04/2011		6,600	8,926
5.000% due 01/04/2012		100	135
4.250% due 01/04/2014		3,800	4,939
4.250% due 07/04/2014		6,900	8,977
6.250% due 01/04/2024		600	955
6.500% due 07/04/2027		4,340	7,213
5.625% due 01/04/2028		4,740	7,153
6.250% due 01/04/2030		400	654
4.750% due 07/04/2034		700	956

Total Germany (Cost $44,193)			44,735

IRELAND (i) 0.1%
Emerald Mortgages PLC
3.134% due 10/22/2035		61	78
Lusitano Mortgages PLC
3.239% due 12/15/2035		142	176

Total Ireland (Cost $226)			254

ITALY (i) 2.1%
Italy Buoni Poliennali Del Tesoro
4.500% due 05/01/2009		1,280	1,672
5.500% due 11/01/2010		400	544
Siena Mortgages SpA
3.191% due 12/16/2038		1,497	1,923

Total Italy (Cost $4,029)			4,139

JAPAN (i) 17.2%
Bank of Tokyo-Mitsubishi UFJ Ltd.
3.500% due 12/16/2015		200	247
Japan Government Bond
0.700% due 09/20/2008	JPY	310,000	2,699
1.500% due 03/20/2011		770,000	6,772
1.400% due 09/20/2011		270,000	2,354
1.500% due 03/20/2014		190,000	1,630
1.600% due 06/20/2014		600,000	5,169
1.600% due 09/20/2014		490,000	4,214
1.000% due 06/10/2016		300,300	2,603
2.300% due 05/20/2030		40,000	342
2.400% due 03/20/2034		180,000	1,545
2.300% due 06/20/2035		260,000	2,173
2.500% due 09/20/2035		440,000	3,838
Resona Bank Ltd.
5.850% due 09/29/2049		$500	466
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049		100	93

Total Japan (Cost $35,838)			34,145

MEXICO 0.0%
Pemex Project Funding Master Trust
8.850% due 09/15/2007		40	41

Total Mexico (Cost $39)			41

NETHERLANDS (i) 1.9%
Delphinus BV
3.194% due 11/28/2031	EUR	500	643
3.267% due 06/25/2066		279	358
3.059% due 04/25/2093		500	643
Dutch Mortgage-Backed Securities BV
3.094% due 10/02/2079		1,000	1,285
Holland Euro-Denominated Mortgage-Backed Series
3.034% due 04/18/2012		141	177
Netherlands Government Bond
5.000% due 07/15/2011		200	269
3.750% due 07/15/2014		200	252

Total Netherlands (Cost $3,513)			3,627

RUSSIA 0.1%
VTB Capital S.A. for Vneshtorgbank
6.174% due 09/21/2007		$200	200

Total Russia (Cost $200)			200

SPAIN (i) 1.7%
Hipotebansa Mortgage Securitization Fund
2.920% due 07/18/2022	EUR	216	276
Spain Government Bond
5.150% due 07/30/2009		1,990	2,649
4.200% due 07/30/2013		400	519

Total Spain (Cost $2,589)			3,444

TUNISIA (i) 0.2%
Banque Centrale de Tunisie
4.500% due 06/22/2020		300	346

Total Tunisia (Cost $363)			346

UNITED KINGDOM (i) 3.4%
Dolerite Funding PLC
5.469% due 08/20/2032		$48	48
HBOS Treasury Services PLC
5.920% due 09/29/2049		500	461
Lloyds TSB Bank PLC
5.625% due 07/15/2049	EUR	590	786
Royal Bank of Scotland Group PLC
5.424% due 12/21/2007		$600	600
United Kingdom Gilt
5.000% due 03/07/2008	GBP	800	1,485
4.000% due 03/07/2009		60	109
5.000% due 03/07/2012		900	1,684
8.000% due 09/27/2013		790	1,749

Total United Kingdom (Cost $6,785)			6,922

UNITED STATES 33.0%
Asset-Backed Securities 1.5%
AFC Home Equity Loan Trust
6.032% due 12/22/2027		$25	25
Amortizing Residential Collateral Trust
5.672% due 10/25/2031		21	21
Amresco Residential Securities Mortgage Loan Trust
6.262% due 06/25/2029		24	24
Bear Stearns Asset-Backed Securities, Inc.
5.652% due 10/25/2032		8	8
5.772% due 03/25/2043		29	29
Capital One Auto Finance Trust
5.117% due 05/15/2007		412	412
Citigroup Mortgage Loan Trust, Inc.
5.412% due 05/25/2035		195	196
5.432% due 09/25/2035		474	474
Conseco Finance
5.569% due 10/15/2031		45	45
CS First Boston Mortgage Securities Corp.
5.632% due 01/25/2032		15	15
FBR Securitization Trust
5.442% due 12/25/2035		245	245
First Alliance Mortgage Loan Trust
5.497% due 12/20/2027		75	75
First NLC Trust
5.442% due 02/25/2036		155	156
Fremont Home Loan Trust
5.412% due 01/25/2036		188	188
GSAMP Trust
5.612% due 03/25/2034		286	286
5.432% due 01/25/2036		62	62
Morgan Stanley Dean Witter Capital I
5.652% due 07/25/2032		1	1
Quest Trust
5.641% due 06/25/2034		130	131
Renaissance Home Equity Loan Trust
5.822% due 12/25/2033		61	62
Residential Asset Mortgage Products, Inc.
5.602% due 06/25/2032		20	20
Residential Asset Securities Corp.
5.572% due 07/25/2032		81	81
4.450% due 01/25/2036		198	198
Structured Asset Securities Corp.
5.218% due 05/25/2034		127	127

			2,881

Corporate Bonds & Notes 3.4%
Atlantic & Western Re Ltd.
10.990% due 01/09/2007		500	492
Boston Scientific Corp.
6.000% due 06/15/2011		300	296
6.400% due 06/15/2016		300	292
Charter One Bank N.A.
5.157% due 04/24/2009		1,000	1,001
ConocoPhillips Australia Funding Co.
5.128% due 04/09/2009		1,000	1,002
General Electric Capital Corp.
5.340% due 12/12/2008		300	300
Genworth Financial, Inc.
1.600% due 06/20/2011		90,000	772
JP Morgan & Co., Inc.
5.342% due 02/15/2012		100	105
Mizuho JGB Investment LLC
9.870% due 12/31/2049		400	430
Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049		300	315
SB Treasury Co. LLC
9.400% due 12/29/2049		900	957
Tokai Preferred Capital Co. LLC
9.980% due 12/29/2049		300	322
Toyota Motor Credit Corp.
5.140% due 10/12/2007		800	800
US Bancorp
5.121% due 04/28/2009		600	600

			7,684

Mortgage-Backed Securities 3.6%
Banc of America Mortgage Securities
5.000% due 05/25/2034		476	464
Commercial Mortgage Asset Trust
6.975% due 04/17/2013		300	318
Countrywide Home Loan Mortgage Pass-Through Trust
5.702% due 09/25/2034		366	367
CS First Boston Mortgage Securities Corp.
6.500% due 04/25/2033		44	44
GMAC Commercial Mortgage Securities, Inc.
6.420% due 05/15/2035		651	659
GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034		328	323
Greenpoint Mortgage Funding Trust
5.592% due 11/25/2045		67	67
GSR Mortgage Loan Trust
3.406% due 06/01/2034		430	423
Impac CMB Trust
5.722% due 07/25/2033		44	44
JP Morgan Chase Commercial Mortgage Securities Corp.
6.465% due 11/15/2035		600	619
MLCC Mortgage Investors, Inc.
5.579% due 03/15/2025		114	115
Residential Funding Mortgage Security I
6.500% due 03/25/2032		32	32
Sequoia Mortgage Trust
5.617% due 07/20/2033		482	484
Structured Asset Mortgage Investments, Inc.
5.542% due 09/19/2032		185	185
Washington Mutual, Inc.
5.592% due 12/25/2027		569	569
5.129% due 10/25/2032		38	38
5.009% due 02/27/2034		149	147
5.084% due 05/25/2041		105	105
5.632% due 01/25/2045		295	296
Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036		1,058	1,043
5.240% due 05/25/2036		737	731

			7,073

Municipal Bonds & Notes 0.8%
Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
6.250% due 06/01/2033		200	218
Harris County, Texas Revenue Bonds, Series 2003
5.000% due 08/01/2033		100	100
Illinois State Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033		400	407
Louisville & Jefferson Counties, Kentucky Metro Sewer District Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 05/15/2036		100	103
Michigan State Building Authority Revenue Notes, (FSA Insured), Series 2003
5.250% due 10/15/2013		100	107
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2006
4.750% due 06/15/2038		200	195
New York State Tobacco Settlement Financing Corporations Revenue Notes, Series 2003
5.250% due 06/01/2013		400	410

			1,540

	Shares
Preferred Stock 0.9%
DG Funding Trust
6.777% due 12/31/2049		172	1,816

	Principal Amount (000s)
U.S. Government Agencies 12.2%
Fannie Mae
4.194% due 11/01/2034		828	812
4.970% due 12/01/2034		293	290
5.000% due 08/01/2035		1,420	1,328
5.422% due 01/25/2021		478	477
5.500% due 10/01/2016 - 10/01/2035 (c)		14,071	13,578
5.572% due 08/25/2030		244	244
6.000% due 04/25/2043 - 07/25/2044 (c)		406	403
6.470% due 09/25/2012		1,000	1,049
Federal Home Loan Bank
5.750% due 08/15/2011		1,000	1,012
Freddie Mac
5.211% due 10/25/2044		903	909
Government National Mortgage Association
4.375% due 05/20/2028 - 06/20/2030 (c)		279	280
4.750% due 07/20/2022 - 09/20/2026 (c)		145	145
5.125% due 11/20/2021 - 12/20/2026 (c)		66	67
5.250% due 01/20/2030		67	67
5.808% due 02/16/2030		107	108
5.858% due 02/16/2030		107	109
6.000% due 08/20/2034		550	536
Small Business Administration
6.640% due 02/10/2011		145	149
Tennessee Valley Authority
4.875% due 12/15/2016		400	400
5.880% due 04/01/2036		1,000	1,040
7.140% due 05/23/2012		1,000	1,080

			24,083

U.S. Treasury Obligations 9.6%
Treasury Inflation Protected Securities (b)
3.500% due 01/15/2011		1,274	1,333
3.000% due 07/15/2012		1,009	1,039
2.000% due 01/15/2014		436	421
2.000% due 07/15/2014		535	515
2.000% due 01/15/2026		1,726	1,581
U.S. Treasury Bonds
7.500% due 11/15/2016		50	59
8.750% due 05/15/2017		1,800	2,323
8.875% due 02/15/2019		5,400	7,177
8.125% due 08/15/2019		2,000	2,533
8.125% due 05/15/2021		1,300	1,672
6.250% due 05/15/2030		400	453
U.S. Treasury Note
4.375% due 12/15/2010		1,100	1,069

			19,106

Total United States (Cost $67,699)			65,252

	Notional Amount (000s)
PURCHASED CALL OPTIONS (i)0.2%
1-Year Interest Rate Swap (OTC) Pay 6-Month GBP-LIBOR Floating Rate Index
Strike @ 5.000% Exp. 12/15/2006	GBP	5,000	8
2-Year Interest Rate Swap (OTC) Pay 6-Month GBP-LIBOR Floating Rate Index
Strike @ 5.000% Exp. 11/17/2006		8,000	20
Strike @ 5.000% Exp. 05/11/2007		3,000	12
Strike @ 5.000% Exp. 05/17/2007		4,000	16
2-Year Interest Rate Swap (OTC) Pay 3-Month USD-LIBOR Floating Rate Index
Strike @ 4.500% Exp. 10/04/2006		$6,900	0
Strike @ 4.500% Exp. 10/18/2006		4,700	0
Strike @ 4.750% Exp. 08/07/2006		14,000	0
Strike @ 4.800% Exp. 12/22/2006		2,700	0
Strike @ 5.000% Exp. 03/08/2007		42,000	36
Strike @ 5.080% Exp. 04/19/2007		9,200	13
Strike @ 5.130% Exp. 10/25/2006		11,600	4
Strike @ 5.150% Exp. 05/08/2007		72,700	140
Strike @ 5.200% Exp. 05/09/2007		54,400	119
30-Year Interest Rate Swap (OTC) Pay 3-Month USD-LIBOR Floating Rate Index
Strike @ 5.750% Exp. 04/27/2009		400	23
	# of Contracts
U.S. Treasury 30-Year Bond September Futures (CBOT)
Strike @ $108.000 Exp. 08/25/2006		39	23

Total Purchased Call Options (Cost $957)			414

	Notional Amount (000s)
PURCHASED PUT OPTIONS 0.0%
30-Year Interest Rate Swap (OTC) Receive 3-Month USD-LIBOR Floating Rate Index
Strike @ 6.250% Exp. 04/27/2009		$400	17
	# of Contracts
90-Day Eurodollar December Futures (CME)
Strike @ $92.500 Exp. 12/18/2006		568	4
90-Day Eurodollar March Futures (CME)
Strike @ $91.500 Exp. 03/19/2007		70	0
Strike @ $92.000 Exp. 03/19/2007		74	1
Strike @ $92.250 Exp. 03/19/2007		63	0
90-Day Eurodollar September Futures (CME)
Strike @ $94.000 Exp. 09/18/2006		43	0
U.S. Treasury 30-Year Bond September Futures (CBOT)
Strike @ $103.000 Exp. 08/25/2006		39	7
U.S. Treasury 5-Year Notes September Futures (CBOT)
Strike @ $99.500 Exp. 08/25/2006		263	4

Total Purchased Put Options (Cost $65)			33

	Notional Amount (000s)
PURCHASED STRADDLE OPTIONS (j) 0.0%
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle
Strike @ $0.000 Exp. 08/23/2007		$12,000	7

Total Purchased Straddle Options (Cost $0)			7

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 13.7%
Commercial Paper 10.1%
Abbey National N.A. LLC
5.230% due 08/08/2006		$5,800	5,770
Bank of America Corp.
5.330% due 09/21/2006		5,800	5,728
Calyon N.A. Inc.
5.230% due 08/03/2006		2,100	2,090
Societe Generale N.A.
4.985% due 08/22/2006		2,200	2,185
4.990% due 08/23/2006		2,000	1,986
Time Warner Telecom, Inc.
5.240% due 09/19/2006		500	494
UBS Finance Delaware LLC
5.225% due 08/08/2006		1,700	1,691

			19,944

Repurchase Agreement 2.0%
State Street Bank
4.900% due 07/03/2006		4,085	4,085
(Dated 06/30/2006. Collateralized by Federal Home Loan Bank 3.375% due 02/23/2007 valued at $4,167. Repurchase proceeds are $4,087.)

U.S. Treasury Bills 1.6%
4.771% due 08/31/2006-09/14/2006 (c)(d)(e)		3,155	3,122

Total Short-Term Instruments (Cost $27,158)			27,151

Total Investments (a) 106.5% (Cost $213,744)			$211,119
Written Options (g) (0.2%) (Premiums $1,035)			(427)
Other Assets and Liabilities (Net) (6.3%)			(12,517)

Net Assets 100.0%			$198,175

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) As of June 30, 2006, portfolio securities with an aggregate market value of $6,428 were valued in good faith and pursuant to guidelines established by the Board of Trustees.

(b) Principal amount of security is adjusted for inflation.

(c) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d) Securities with an aggregate market value of $1,484 have been pledged as collateral for swap and swaption contracts on June 30, 2006.

(e) Securities with an aggregate market value of $1,638 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Eurodollar June Futures	Long	06/2007	177	$(115)
90-Day Eurodollar September Futures	Long	09/2006	549	(903)
Euro-Bobl 5-Year Note September Futures	Long	09/2006	29	(16)
Euro-Bund 10-Year Note September Futures	Long	09/2006	90	(69)
Japan Government 10-Year Note September Futures	Long	09/2006	35	(2)
U.S. Treasury 10-Year Note September Futures	Short	09/2006	40	(1)
U.S. Treasury 30-Year Bond September Futures	Long	09/2006	84	(50)
U.S. Treasury 5-Year Note September Futures	Long	09/2006	476	(269)

				$(1,425)

(f) Swap agreements outstanding on June 30, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-month Australian Bank Bill	Pay	6.000%	06/15/2010	AUD	6,900	$(97)
Citibank N.A.	6-month Australian Bank Bill	Receive	6.000%	06/15/2015		3,900	77
Deutsche Bank AG	6-month Australian Bank Bill	Pay	6.000%	12/15/2011		1,400	(5)
Deutsche Bank AG	6-month Australian Bank Bill	Receive	6.000%	12/15/2016		800	5
HSBC Bank USA	6-month Australian Bank Bill	Pay	6.000%	12/15/2011		1,000	(2)
HSBC Bank USA	6-month Australian Bank Bill	Receive	6.000%	12/15/2016		600	2
UBS Warburg LLC	6-month Australian Bank Bill	Pay	6.000%	06/15/2010		6,300	(96)
UBS Warburg LLC	6-month Australian Bank Bill	Receive	6.000%	06/15/2015		3,500	79
Bank of America	3-month Canadian Bank Bill	Receive	5.500%	12/16/2014	CAD	1,100	13
HSBC Bank USA	3-month Canadian Bank Bill	Receive	5.500%	12/16/2014		2,000	32
Merrill Lynch & Co., Inc.	3-month Canadian Bank Bill	Receive	5.500%	12/16/2014		3,100	51
Royal Bank of Canada	3-month Canadian Bank Bill	Receive	5.000%	06/15/2015		500	3
Barclays Bank PLC	6-month EUR-LIBOR	Pay	4.000%	06/17/2010	EUR	200	(5)
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010		6,300	(20)
Barclays Bank PLC	6-month EUR-LIBOR	Receive	4.000%	12/15/2014		100	1
Barclays Bank PLC	6-month EUR-LIBOR	Receive	4.500%	06/17/2015		1,600	43
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		3,000	(7)
Citibank N.A.	6-month EUR-LIBOR	Receive	4.000%	12/15/2014		7,870	514
Citibank N.A.	6-month EUR-LIBOR	Pay	6.000%	06/18/2034		2,800	(209)
Deutsche Bank AG	6-month EUR-LIBOR	Pay	4.000%	12/15/2011		0	0
Goldman Sachs & Co.	6-month EUR-LIBOR	Receive	4.000%	12/15/2014		7,000	151
HSBC Bank USA	6-month EUR-LIBOR	Receive	4.000%	12/15/2014		1,800	37
J.P. Morgan Chase & Co.	6-month EUR-LIBOR	Pay	4.000%	06/17/2010		500	(10)
Merrill Lynch & Co., Inc.	6-month EUR-LIBOR	Pay	4.000%	06/17/2010		100	(3)
Merrill Lynch & Co., Inc.	6-month EUR-LIBOR	Receive	4.000%	12/15/2014		15,300	999
Merrill Lynch & Co., Inc.	6-month EUR-LIBOR	Pay	6.000%	06/18/2034		2,900	(85)
Morgan Stanley Dean Witter & Co.	6-month EUR-LIBOR	Pay	4.000%	06/17/2010		300	(6)
Morgan Stanley Dean Witter & Co.	6-month EUR-LIBOR	Receive	4.500%	06/17/2015		1,200	101
Morgan Stanley Dean Witter & Co.	6-month EUR-LIBOR	Pay	6.000%	06/18/2034		0	0
UBS Warburg LLC	6-month EUR-LIBOR	Pay	4.000%	06/17/2010		800	(19)
UBS Warburg LLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		3,500	(9)
Barclays Bank PLC	6-month GBP-LIBOR	Pay	5.000%	09/15/2010	GBP	900	(22)
Barclays Bank PLC	6-month GBP-LIBOR	Receive	5.000%	09/15/2015		400	6
Barclays Bank PLC	6-month GBP-LIBOR	Pay	5.000%	06/18/2034		100	1
Barclays Bank PLC	6-month GBP-LIBOR	Receive	4.250%	06/12/2036		400	31
Citibank N.A.	6-month GBP-LIBOR	Receive	5.000%	12/16/2019		200	0
Deutsche Bank AG	6-month GBP-LIBOR	Receive	5.000%	09/15/2015		700	24
Deutsche Bank AG	6-month GBP-LIBOR	Receive	4.100%	06/12/2036		0	1
Deutsche Bank AG	6-month GBP-LIBOR	Receive	4.250%	06/12/2036		300	24
Goldman Sachs & Co.	6-month GBP-LIBOR	Pay	5.000%	06/15/2009		32,600	72
Goldman Sachs & Co.	6-month GBP-LIBOR	Receive	4.100%	06/12/2036		0	1
Goldman Sachs & Co.	6-month GBP-LIBOR	Receive	4.250%	06/12/2036		2,300	29
HSBC Bank USA	6-month GBP-LIBOR	Pay	5.000%	09/15/2010		10,400	(252)
Merrill Lynch & Co., Inc.	6-month GBP-LIBOR	Pay	5.000%	09/15/2010		3,100	(83)
Morgan Stanley Dean Witter & Co.	6-month GBP-LIBOR	Pay	5.000%	06/15/2009		1,800	0
Goldman Sachs & Co.	3-month HKD-HIBOR	Receive	5.906%	07/11/2006	HKD	20,000	(9)
Barclays Bank PLC	6-month JPY-LIBOR	Receive	2.000%	12/15/2015	JPY	150,000	13
Deutsche Bank AG	6-month JPY-LIBOR	Pay	1.000%	03/18/2008		300,000	(1)
Deutsche Bank AG	6-month JPY-LIBOR	Receive	2.000%	12/15/2015		60,000	5
Goldman Sachs & Co.	6-month JPY-LIBOR	Pay	1.000%	03/18/2008		900,000	(6)
Goldman Sachs & Co.	6-month JPY-LIBOR	Receive	2.000%	06/20/2010		200,000	4
Goldman Sachs & Co.	6-month JPY-LIBOR	Receive	1.300%	09/21/2011		340,000	43
Goldman Sachs & Co.	6-month JPY-LIBOR	Receive	2.000%	12/15/2015		1,710,000	94
Lehman Brothers, Inc.	6-month JPY-LIBOR	Receive	2.000%	12/20/2013		110,000	(1)
Merrill Lynch & Co., Inc.	6-month JPY-LIBOR	Receive	2.000%	12/15/2015		270,000	21
Morgan Stanley Dean Witter & Co.	6-month JPY-LIBOR	Receive	2.000%	12/20/2013		700,000	46
Morgan Stanley Dean Witter & Co.	6-month JPY-LIBOR	Receive	2.000%	12/15/2015		980,000	67
UBS Warburg LLC	6-month JPY-LIBOR	Receive	0.800%	03/20/2012		540,000	61
UBS Warburg LLC	6-month JPY-LIBOR	Receive	2.000%	12/20/2013		860,000	94
Bank of America	3-month USD-LIBOR	Receive	5.000%	12/20/2016		$12,600	156
Bank of America	3-month USD-LIBOR	Pay	5.000%	12/20/2036		1,300	(12)
Deutsche Bank AG	3-month USD-LIBOR	Receive	5.000%	12/20/2011		1,700	15
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2011		26,100	228
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2013		200	2
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.500%	12/16/2014		2,000	(45)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		6,900	85
J.P. Morgan Chase & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2011		1,800	(5)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/20/2013		6,500	76
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		1,600	20
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/20/2036		1,300	(12)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2011		12,100	108
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	5.500%	12/16/2014		800	(26)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		300	4
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2036		16,600	(152)
Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.000%	12/20/2016		7,400	91
UBS Warburg LLC	3-month USD-LIBOR	Receive	5.000%	12/20/2026		300	0

							$2,331

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/ Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
J.P. Morgan Chase & Co.	Dow Jones CDX N.A. IG5 Index	Buy	(0.450%)	12/20/2010	$3,200	$(7)
J.P. Morgan Chase & Co.	Dow Jones CDX N.A. IG5 Index	Buy	(0.450%)	12/20/2010	3,200	(7)
Merrill Lynch & Co., Inc.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.410%	06/20/2007	600	0

						$(14)

+	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

(g) Written options outstanding on June 30, 2006:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$106.000	08/25/2006	66	$38	$19
Put - CBOT U.S. Treasury 10-Year Note September Futures	103.000	08/25/2006	66	22	9

				$60	$28

Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Put - OTC 10-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Pay	5.900%	01/02/2007	$1,800	$18	$20
Call - OTC 5-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Receive	5.040%	03/08/2007	5,000	48	10
Put - OTC 10-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Pay	5.900%	01/02/2007	100	1	1
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	10/04/2006	2,000	23	0
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.780%	08/07/2006	6,000	49	0
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.210%	10/25/2006	4,000	18	4
Call - OTC 5-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	4.560%	10/18/2006	2,000	20	0
Call - OTC 10-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.250%	05/16/2007	1,900	21	14
Call - OTC 10-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	5.250%	05/16/2007	1,400	18	10
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.540%	10/04/2006	1,000	12	0
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.850%	12/22/2006	1,200	16	0
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.040%	03/08/2007	1,000	11	2
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.220%	04/19/2007	4,000	32	17
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.280%	05/08/2007	31,600	279	173
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.315%	05/09/2007	23,700	222	142
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.210%	10/15/2006	1,000	4	1
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.040%	03/08/2007	12,000	109	24

							$901	$418

Credit	Default Swaptions

Counterparty	Reference Entity	Buy/Sell Protection+	Pay/ Receive Fixed Rate	Expiration Date	Notional Amount	Premium	Value
Morgan Stanley Dean Witter & Co.	British Telecomunications Public Limited. Co. 7.12500% due 12/15/2011	Sell	0.200%	06/20/2008	$1,000	$5	$5

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount	Premium	Value
Call - OTC U.S. dollar versus Japanese Yen	JPY	120.00	05/21/2007	$10,000	$39	$36

Forward Volatility Options

Description	Counterparty	Exercise Price *	Expiration Date	Notional Amount	Premium *	Value
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Goldman Sachs & Co.	$0.000	08/23/2007	$7,300	$17	$(47)
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	J.P. Morgan Chase & Co.	0.000	08/23/2007	1,000	5	(6)
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	J.P. Morgan Chase & Co.	0.000	08/24/2007	2,000	8	(7)

					$30	$(60)

*	Exercise price and premium determined on a future date, based upon implied volatility parameters.

(h) Short sales open on June 30, 2006 were as follows:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Valueà
Fannie Mae	5.500%	07/13/2036	$8,950	$8,654	$8,598
U.S. Treasury Bond	4.500%	02/15/2036	16,700	14,815	15,286
U.S. Treasury Note	3.000%	02/15/2009	300	286	288
U.S. Treasury Note	4.875%	05/31/2011	300	299	299
U.S. Treasury Note	5.125%	05/15/2016	300	302	302

				$24,356	$24,773

à	Market value includes $315 of interest payable on short sales.

(i) Forward foreign currency contracts outstanding on June 30, 2006:

Type	Principal Amount Covered by Contract		Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	433	07/2006	$1	$0	$1
Sell		184	07/2006	0	(1)	(1)
Sell		284	08/2006	0	(3)	(3)
Buy	BRL	291	07/2006	3	0	3
Sell		291	07/2006	0	0	0
Buy		183	08/2006	6	0	6
Sell		183	08/2006	0	0	0
Sell	CAD	209	07/2006	2	0	2
Buy	CLP	8,300	07/2006	0	0	0
Sell		8,300	07/2006	0	0	0
Buy		18,098	08/2006	0	0	0
Buy		8,300	09/2006	0	0	0
Buy	CNY	15,689	05/2007	0	(18)	(18)
Sell	DKK	935	09/2006	0	0	0
Buy	EUR	2,320	07/2006	28	0	28
Sell		48,320	07/2006	0	(1,086)	(1,085)
Buy	GBP	518	07/2006	12	0	12
Sell		2,415	07/2006	0	(22)	(22)
Buy	JPY	30,490	07/2006	0	0	0
Buy		14,448	08/2006	0	0	0
Sell		3,191,771	08/2006	148	(11)	137
Buy	KRW	66,300	07/2006	0	0	0
Sell		66,300	07/2006	0	(1)	(1)
Buy		393,702	08/2006	7	0	7
Buy		210,326	09/2006	5	0	5
Buy	MXN	1,060	08/2006	0	(6)	(6)
Buy		338	09/2006	0	(2)	(2)
Buy	PEN	423	08/2006	2	0	2
Sell		423	08/2006	0	(3)	(3)
Buy	PLN	102	08/2006	0	(2)	(2)
Buy		74	09/2006	0	0	0
Sell		154	11/2006	2	0	2
Buy	RUB	945	07/2006	1	0	1
Sell		944	07/2006	0	0	0
Buy		1,486	08/2006	3	0	3
Buy		944	09/2006	0	0	0
Buy	SGD	53	07/2006	1	0	1
Sell		53	07/2006	0	0	0
Buy		690	08/2006	0	(5)	(5)
Buy		53	09/2006	0	0	0
Buy	SKK	1,931	08/2006	2	0	2
Buy		1,616	09/2006	2	0	2
Buy	TWD	20,164	08/2006	0	(19)	(19)
Sell		5,049	09/2006	1	0	1
Buy	ZAR	216	08/2006	0	(5)	(5)

				$226	$(1,184)	$(957)

(j) Exercise price and premium determined on a future date, based upon implied volatility parameters.

See accompanying notes

Schedule of Investments

GNMA Fund

June 30, 2006 (Unaudited)

	Principal Amount (000s)	Value (000s)
U.S. GOVERNMENT AGENCIES 140.0%
Fannie Mae
4.500% due 08/17/2021	$500	$472
5.000% due 01/01/2018 - 08/01/2035 (c)	5,873	5,587
5.239% due 03/01/2018	16	16
5.500% due 12/25/2014 - 07/13/2036 (c)	12,245	12,002
5.670% due 07/01/2011	5,758	5,694
6.500% due 07/13/2036	3,000	3,016
9.000% due 07/01/2018	11	12
Federal Housing Administration
8.137% due 09/01/2040	47	47
Freddie Mac
4.249% due 06/01/2030	30	30
4.370% due 05/01/2019	17	17
5.000% due 12/01/2035	20,261	18,942
6.661% due 05/01/2031	35	36
7.500% due 08/15/2029 (b)	45	10
Government National Mortgage Association
3.500% due 02/20/2026	17,386	17,019
4.000% due 01/20/2021 - 07/20/2035 (c)	7,461	7,387
4.250% due 02/20/2030 (d)	2,411	2,406
4.375% due 06/20/2022 - 06/20/2030 (c)	4,311	4,326
4.375% due 04/20/2032 (d)	7,577	7,601
4.500% due 05/20/2029 (d)	9,102	9,126
4.500% due 07/20/2029 - 09/20/2035 (c)	14,301	14,119
4.625% due 02/20/2018 - 03/20/2018 (c)	29	30
4.750% due 07/20/2018 - 08/20/2025 (c)	32	32
4.875% due 05/20/2016	27	27
5.110% due 01/16/2031 - 02/16/2032 (c)	5,861	5,870
5.125% due 12/20/2017 - 10/20/2030 (c)	23	23
5.160% due 08/16/2032	1,190	1,194
5.210% due 12/16/2026 - 08/16/2031 (c)	993	997
5.310% due 06/16/2027	1,173	1,176
5.410% due 07/16/2028	197	199
5.438% due 05/16/2027	101	102
5.460% due 04/16/2032	394	399
5.500% due 04/15/2025 - 07/20/2036 (c)	162,293	157,491
5.560% due 05/16/2029	953	961
5.731% due 06/20/2030	51	51
6.000% due 11/15/2033 - 08/21/2036 (c)	55,013	54,529
6.500% due 12/15/2023 - 07/20/2036 (c)	13,322	13,487
7.500% due 10/15/2022 - 06/15/2033 (c)	6,938	7,217
Small Business Administration
7.449% due 08/01/2010	74	77

Total U.S. Government Agencies (Cost $355,815)		351,727

MORTGAGE-BACKED SECURITIES 0.5%
Banc of America Mortgage Securities
5.446% due 10/20/2032	93	93
CS First Boston Mortgage Securities Corp.
4.879% due 03/25/2032	223	224
5.289% due 03/25/2032	151	151
5.509% due 08/25/2033	269	269
Sequoia Mortgage Trust
5.116% due 06/20/2032	212	212
Structured Asset Mortgage Investments, Inc.
5.106% due 09/19/2032	387	388
Structured Asset Securities Corp.
6.259% due 08/25/2032	31	31

Total Mortgage-Backed Securities (Cost $1,367)		1,368

ASSET-BACKED SECURITIES 0.8%
Amortizing Residential Collateral Trust
5.108% due 07/25/2032	19	19
Centex Home Equity
5.118% due 01/25/2032	84	84
CIT Group Home Equity Loan Trust
5.229% due 06/25/2033	157	158
Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	2,000	1,587
Home Equity Asset Trust
5.118% due 11/25/2032	3	2
Saxon Asset Securities Trust
5.078% due 08/25/2032	16	16
Structured Asset Securities Corp.
5.108% due 01/25/2033	86	87

Total Asset-Backed Securities (Cost $2,012)		1,953

	Notional Amount (000s)
PURCHASED CALL OPTIONS 0.0%
2-Year Interest Rate Swap (OTC) Pay 3-Month USD-LIBOR Floating Rate Index
Strike @ 4.730% Exp. 02/01/2007	14,900	3

Total Purchased Call Options (Cost $51)		3

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 6.4%
Commercial Paper 6.3%
BNP Paribas Finance
5.000% due 08/28/2006	6,600	6,549
Danske Corp.
5.280% due 07/17/2006	4,000	3,992
Societe Generale N.A.
5.250% due 07/05/2006	4,700	4,698
TotalFinaElf Captial S.A.
5.270% due 07/03/2006	600	600

		15,839

Repurchase Agreement 0.1%
State Street Bank
4.900% due 07/03/2006	150	150
(Dated 06/30/2006. Collateralized by Federal Home Loan Bank 3.375% due 02/23/2007 valued at $155. Repurchase proceeds are $150.)

U.S. Treasury Bills 0.0%
4.842% due 09/14/2006 (e)	75	74

Total Short-Term Instruments (Cost $16,063)		16,063

Total Investments 147.7% (Cost $375,308) (a)		$371,114
Written Options (g) (0.0%) (Premiums $52)		(3)
Other Assets and Liabilities (Net) (47.7%)		(119,785)

Net Assets 100.0%		$251,326

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) As of June 30, 2006, portfolio securities with an aggregate market value of $723 were valued in good faith and pursuant to guidelines established by the Investment Adviser/Board of Trustees.

(b) Interest only security.

(c) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d) Reverse Repurchase Agreements

The average amount of borrowings outstanding during the three-months ended June 30, 2006 was $10,026 at a weighted average interest rate of 6.68%. On June 30, 2006, securities valued at $19,133 were pledged as collateral for reverse repurchase agreements. The Fund is authorized to borrow funds and utilize leverage in amounts not exceeding thirty-three and one-third percent of its total assets. The Fund’s ability to leverage creates an opportunity for increased net income, but at the same time poses special risks. If the income from the securities purchased with borrowed funds is not sufficient to cover the cost of borrowing, the net income of the Fund will be less than if borrowing had not been used, reducing the amount available for distribution to shareholders.

(e) Securities with an aggregate market value of $74 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar March Futures	Long	03/2007	28	$1
U.S. Treasury 10-Year Note September Futures	Short	09/2006	49	(24)

				$(23)

(f) Swap agreements outstanding on June 30, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2013	$4,300	$(52)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2016	4,000	49
Lehman Brothers, Inc.	3-month USD-LIBOR with 6.940% interest rate cap	Receive	0.000%	07/01/2011	8,000	(258)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/20/2013	6,100	(72)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/20/2016	3,500	43

						$(290)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Camber 6.838% due 07/12/2043	Buy	(1.400%)	06/28/2046	$1,000	$0
Bear Stearns & Co., Inc.	Bear Stearns Asset- Backed Securities, Inc. floating rate based on 1-month USD-LIBOR plus 2.000% due 12/25/2035	Sell	2.550%	12/25/2035	2,000	22
BNP Paribas Bank	Bear Stearns Asset- Backed Securities, Inc. floating rate based on 1-month USD-LIBOR plus 2.000% due 12/25/2035	Buy	(2.250%)	12/25/2035	2,000	(9)

						$13

+	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

(g) Written options outstanding on June 30, 2006:

Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	4.780%	02/01/2007	$6,400	$52	$3

(h) Short sales outstanding on June 30, 2006:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.000%	07/13/2036	$5,500	$5,198	$5,143
Fannie Mae	5.500%	07/13/2036	1,600	1,548	1,537
Freddie Mac	5.000%	07/13/2036	15,000	14,156	14,010

				$20,902	$20,690

See accompanying notes

Schedule of Investments

High Yield Fund

June	30, 2006 (Unaudited)

	Principal Amount (000s)		Value (000s)
BANK LOAN OBLIGATIONS 6.7%
Abitibi-Consolidated, Inc.
8.550% due 08/01/2010		$14,325	$13,645
Amadeus Global
4.000% due 04/08/2012		6,395	6,387
7.729% due 04/08/2013		1,994	2,017
8.229% due 04/08/2014		1,970	2,001
Cablevision Systems Corp.
4.000% due 02/24/2013		42	42
6.740% due 02/24/2013		4,843	4,824
Centennial Cellular Operating Co. LLC
6.830% due 01/20/2011		396	398
7.230% due 01/20/2011		230	231
7.318% due 01/20/2011		563	565
7.210% due 02/09/2011		3,170	3,186
Centennial Communications
7.229% due 01/20/2011		3,963	3,982
4.500% due 02/09/2011		396	398
Charter Communications Operating LLC
4.000% due 04/25/2013		24,750	24,828
CSC Holdings, Inc.
6.580% due 02/24/2013		4,843	4,824
6.670% due 02/24/2013		7,222	7,194
Delphi Corp.
13.250% due 06/13/2011		2,890	2,993
El Paso Corp.
4.600% due 12/31/2006		5,000	4,979
3.500% due 11/22/2009		13,873	13,963
7.750% due 11/22/2009		12,661	12,757
Georgia-Pacific Corp.
7.880% due 12/23/2013		2,876	2,903
7.920% due 12/23/2013		5,751	5,807
7.957% due 12/23/2013		5,751	5,807
8.029% due 12/23/2013		5,751	5,807
8.081% due 12/23/2013		5,751	5,807
GoodYear Tire
7.060% due 04/30/2010		9,000	9,049
Graham Packaging Co. LP
6.938% due 09/15/2011		3,138	3,147
7.250% due 09/15/2011		60	60
7.250% due 09/15/2011		2,473	2,480
7.188% due 10/07/2011		2,199	2,205
Headwaters, Inc.
7.330% due 04/30/2011		12,153	12,191
HealthSouth Corp.
8.150% due 02/02/2013		29,250	29,284
Hertz Corp.
4.000% due 12/21/2012		55	55
4.500% due 12/21/2012		1,000	1,004
5.000% due 12/21/2012		832	835
6.890% due 12/21/2012		2,276	2,285
7.090% due 12/21/2012		2,242	2,251
7.380% due 12/21/2012		302	303
7.410% due 12/21/2012		2,276	2,285
Ineos Group Holdings PLC
6.904% due 10/07/2012		15,800	15,871
2.273% due 10/07/2013		1,250	1,258
2.273% due 10/07/2014		1,250	1,264
Intelsat Ltd.
4.000% due 04/24/2016		30,000	30,061
Invensys PLC
8.501% due 09/05/2009		695	701
9.431% due 12/30/2009		8,000	8,100
JSG Packaging
7.397% due 11/29/2013		700	699
7.897% due 11/29/2014		700	699
Nortel Networks Inc.
8.375% due 02/15/2007		18,825	18,813
OAO Rosneft Oil Co.
6.131% due 12/30/2008		20,000	19,991
Reliant Energy, Inc.
5.880% due 08/25/2008		66	487
Rexel S.A.
6.904% due 01/20/2013		2,000	2,026
7.741% due 04/10/2014		2,000	2,035
Roundy’s Supermarket, Inc.
7.490% due 11/01/2011		5,321	5,362
7.720% due 11/01/2011		5,375	5,416
4.000% due 11/03/2011		27	27
Sensata Technologies BV
4.500% due 04/05/2007		75,000	75,187
Service Corp. International
5.000% due 04/02/2016		57,200	57,434
UPC Broadband Holding BV
4.000% due 03/31/2013		1,250	1,250
4.000% due 12/31/2013		1,250	1,250
Weather Investments SARL
4.000% due 10/26/2014		3,000	3,142

Total Bank Loan Obligations (Cost $453,978)			453,852

CORPORATE BONDS & NOTES 82.3%
Banking & Finance 12.6%
AES Ironwood LLC
8.857% due 11/30/2025		49,109	53,284
AES Red Oak LLC
8.540% due 11/30/2019		14,890	15,783
BCP Crystal U.S. Holdings Corp.
9.625% due 06/15/2014		40,704	44,367
Bluewater Finance Ltd.
10.250% due 02/15/2012		30,715	31,253
Bombardier Capital, Inc.
7.090% due 03/30/2007 (k)		21,000	21,105
Consolidated Communications Illinois
9.750% due 04/01/2012		33	34
Corsair Netherlands BV
11.121% due 03/07/2016		12,200	12,269
Credit & Repackaged Securities Ltd.
10.120% due 10/30/2006		9,250	9,343
8.900% due 04/01/2007		5,000	5,047
Deutsche Bank AG
1.800% due 05/29/2009		5,000	5,114
Eircom Funding
8.250% due 08/15/2013		3,050	3,248
Ferrellgas Escrow LLC
6.750% due 05/01/2014		1,580	1,505
Ford Motor Credit Co.
7.875% due 06/15/2010		49,850	46,024
8.625% due 11/01/2010		3,090	2,905
7.375% due 02/01/2011		144,244	129,272
7.250% due 10/25/2011		3,885	3,450
Forest City Enterprises, Inc.
7.625% due 06/01/2015		10,525	10,657
General Motors Acceptance Corp.
6.125% due 09/15/2006		5,000	4,993
7.250% due 03/02/2011		63,209	61,341
6.000% due 04/01/2011		19,412	17,679
6.875% due 09/15/2011		24,510	23,411
7.000% due 02/01/2012		8,400	7,982
6.875% due 08/28/2012		21,890	20,649
6.750% due 12/01/2014		3,675	3,419
8.000% due 11/01/2031		34,100	32,862
IXIS Financial Products, Inc.
0.800% due 06/15/2009		5,000	4,910
1.650% due 06/15/2009		4,950	4,956
1.875% due 06/15/2009		5,000	4,785
K&F Acquisition, Inc.
7.750% due 11/15/2014		12,950	12,820
KRATON Polymers LLC
8.125% due 01/15/2014		25,045	24,982
Merrill Lynch & Co., Inc.
2.300% due 06/22/2009		4,900	4,875
Mirage Resorts, Inc.
7.250% due 08/01/2017		7,625	7,339
Rotech Healthcare, Inc.
9.500% due 04/01/2012		53,257	44,603
Sets Trust
8.850% due 04/02/2007		5,000	5,046
Standard Aero Holdings, Inc.
8.250% due 09/01/2014		4,425	3,960
Tenneco, Inc.
10.250% due 07/15/2013		30,680	33,786
8.625% due 11/15/2014		27,275	27,343
TRAINS
7.341% due 05/01/2016		21,020	20,635
Universal City Development Partners
11.750% due 04/01/2010		24,617	26,925
Universal City Florida Holding Co. I
8.375% due 05/01/2010		7,900	7,979
9.899% due 05/01/2010		1,133	1,175
Ventas Realty LP
8.750% due 05/01/2009		17,040	17,977
7.125% due 06/01/2015		6,475	6,507
Wilmington Trust Co.
10.210% due 01/01/2009 (k)		203	203
10.732% due 01/01/2013 (k)		8,006	8,172
Wind Acquisition Finance S.A.
10.750% due 12/01/2015		14,570	15,553

			851,527

Industrials 55.0%
Abitibi-Consolidated Co. of Canada
8.375% due 04/01/2015		7,060	6,478
Abitibi-Consolidated, Inc.
6.000% due 06/20/2013		13,249	10,798
7.400% due 04/01/2018		1,202	1,004
8.850% due 08/01/2030		31,143	26,472
Alliance One International, Inc.
11.000% due 05/15/2012		10,875	10,386
Allied Waste North America, Inc.
7.875% due 04/15/2013		51,321	51,578
7.250% due 03/15/2015		51,901	49,825
7.125% due 05/15/2016		1,500	1,421
AmeriGas Partners LP
7.250% due 05/20/2015		20,820	19,779
7.125% due 05/20/2016		38,670	36,446
Arco Chemical Co.
10.250% due 11/01/2010		1,627	1,798
Argo-Tech Corp.
9.250% due 06/01/2011		2,050	2,122
Armor Holdings, Inc.
8.250% due 08/15/2013		6,490	6,750
Arvin Capital I
9.500% due 02/01/2027		1,500	1,522
ArvinMeritor, Inc.
8.750% due 03/01/2012		49,560	48,569
Aviall, Inc.
7.625% due 07/01/2011		15,595	16,336
Avis Budget Car Rental LLC
7.750% due 05/15/2016		1,650	1,592
Bowater Canada Finance
7.950% due 11/15/2011		20,240	19,329
Bowater, Inc.
9.500% due 10/15/2012		3,800	3,809
6.500% due 06/15/2013		4,950	4,331
9.375% due 12/15/2021		1,200	1,170
Boyd Gaming Corp.
7.750% due 12/15/2012		3,005	3,046
7.125% due 02/01/2016		42,390	41,171
Buhrmann US, Inc.
8.250% due 07/01/2014		14,890	14,890
7.875% due 03/01/2015		13,790	13,687
Cablemas S.A. de C.V.
9.375% due 11/15/2015		5,000	5,175
CanWest Media, Inc.
8.000% due 09/15/2012		25,883	25,754
Cascades, Inc.
7.250% due 02/15/2013		8,650	8,044
CCO Holdings LLC
8.750% due 11/15/2013		70,280	68,874
CDRV Investors, Inc.
0.000% due 01/01/2015 (c)		15,150	10,302
Celestica, Inc.
7.625% due 07/01/2013		18,125	17,672
Chart Industries, Inc.
9.125% due 10/15/2015		4,265	4,372
Charter Communications Operating LLC
8.000% due 04/30/2012		6,030	6,030
8.375% due 04/30/2014		14,610	14,701
Chesapeake Energy Corp.
7.625% due 07/15/2013		9,425	9,531
7.500% due 06/15/2014		11,370	11,398
7.000% due 08/15/2014		12,050	11,719
6.625% due 01/15/2016		15,575	14,563
6.875% due 01/15/2016		18,395	17,475
Choctaw Resort Development Enterprise
7.250% due 11/15/2019		7,325	7,215
Community Health Systems, Inc.
10.228% due 10/19/2006		4,000	4,036
10.000% due 03/13/2007		3,500	3,568
Continental Airlines, Inc.
6.920% due 04/02/2013 (k)		21,153	21,298
7.373% due 12/15/2015		1,246	1,188
7.566% due 03/15/2020		2,962	2,940
Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012		21,640	19,476
Corrections Corp. of America
7.500% due 05/01/2011		3,000	3,037
6.750% due 01/31/2014		5,650	5,452
Crown Americas LLC & Crown Americas Capital Corp.
7.625% due 11/15/2013		9,800	9,677
7.750% due 11/15/2015		20,440	20,236
CSC Holdings, Inc.
7.625% due 04/01/2011		66,450	66,782
7.000% due 04/15/2012		5,665	5,495
DaVita, Inc.
7.250% due 03/15/2015		45,915	44,308
Delhaize America, Inc.
8.050% due 04/15/2027		1,000	980
9.000% due 04/15/2031		37,335	41,129
Delta Air Lines, Inc.
7.379% due 05/18/2010		7,067	7,079
7.570% due 11/18/2010		10,200	10,245
Dex Media West LLC
9.875% due 08/15/2013		40,168	43,733
DirecTV Holdings LLC
8.375% due 03/15/2013		12,153	12,791
6.375% due 06/15/2015		19,315	17,915
Dresser, Inc.
9.375% due 04/15/2011		47,190	48,016
Dresser-Rand Group, Inc.
7.375% due 11/01/2014		7,391	7,095
DRS Technologies, Inc.
7.625% due 02/01/2018		5,275	5,275
EchoStar DBS Corp.
8.240% due 10/01/2008		3,205	3,253
6.375% due 10/01/2011		29,491	28,311
6.625% due 10/01/2014		36,055	33,982
7.125% due 02/01/2016		49,610	47,998
Education Management LLC
8.750% due 06/01/2014		4,785	4,785
El Paso Corp.
10.750% due 10/01/2010		21,200	23,214
9.625% due 05/15/2012		3,469	3,807
7.375% due 12/15/2012		30,000	29,925
6.950% due 06/01/2028		3,000	2,692
8.050% due 10/15/2030		8,125	8,186
7.800% due 08/01/2031		37,172	36,289
7.750% due 01/15/2032		4,850	4,747
7.420% due 02/15/2037		2,000	1,860
El Paso Natural Gas Co.
8.625% due 01/15/2022		7,000	7,603
El Paso Production Holding Co.
7.750% due 06/01/2013		19,095	19,334
Encore Acquisition Co.
6.250% due 04/15/2014		3,175	2,937
7.250% due 12/01/2017		1,400	1,351
Equistar Chemicals LP
8.750% due 02/15/2009		22,775	23,629
Extendicare Health Services, Inc.
9.500% due 07/01/2010		5,240	5,495
Ferrellgas Partners LP
7.080% due 08/01/2006 (k)		5,000	5,012
8.780% due 08/01/2007 (k)		14,000	14,158
7.120% due 08/01/2008 (k)		11,000	10,896
8.870% due 08/01/2009 (k)		7,300	7,555
7.240% due 08/01/2010 (k)		26,000	25,711
8.750% due 06/15/2012		13,843	14,120
Ford Motor Co.
7.450% due 07/16/2031		26,553	19,317
Fresenius Medical Care Capital Trust
7.875% due 06/15/2011		32,580	33,069
Gaylord Entertainment Co.
8.000% due 11/15/2013		17,240	17,305
General Motors Corp.
8.250% due 07/15/2023		34,010	26,953
8.375% due 07/15/2033		3,400	2,754
Georgia-Pacific Corp.
7.700% due 06/15/2015		4,500	4,320
8.000% due 01/15/2024		47,475	45,101
7.375% due 12/01/2025		32,535	29,607
7.250% due 06/01/2028		16,350	14,551
Grupo Transportacion Ferroviaria Mexicana S.A. de C.V.
10.250% due 06/15/2007		2,000	2,070
9.375% due 05/01/2012		9,380	10,037
Hanover Compressor Co.
8.625% due 12/15/2010		6,700	6,968
Hanover Equipment Trust
8.500% due 09/01/2008		19,273	19,851
HCA, Inc.
6.950% due 05/01/2012		8,840	8,673
6.750% due 07/15/2013		23,218	22,288
9.000% due 12/15/2014		7,936	8,664
7.190% due 11/15/2015		28,378	27,492
8.360% due 04/15/2024		1,890	1,901
7.690% due 06/15/2025		12,025	11,424
Herbst Gaming, Inc.
8.125% due 06/01/2012		3,100	3,139
7.000% due 11/15/2014		12,653	12,084
Hertz Corp.
8.875% due 01/01/2014		42,775	44,058
Horizon Lines LLC
9.000% due 11/01/2012		5,448	5,557
Host Marriott LP
7.000% due 08/15/2012		3,000	2,989
7.125% due 11/01/2013		37,180	37,226
6.750% due 06/01/2016		7,825	7,502
Ineos Group Holdings Plc
8.500% due 02/15/2016		24,500	23,061
Ingles Markets, Inc.
8.875% due 12/01/2011		18,110	19,038
Intelsat Bermuda Ltd.
9.250% due 06/15/2016		18,000	18,675
Intelsat Subsidiary Holding Co. Ltd.
9.614% due 01/15/2012		9,300	9,439
8.250% due 01/15/2013		15,840	15,800
8.625% due 01/15/2015		44,555	44,889
Invensys PLC
9.875% due 03/15/2011		13,175	14,361
Jefferson Smurfit Corp. U.S.
8.250% due 10/01/2012		12,165	11,466
7.500% due 06/01/2013		4,020	3,618
JET Equipment Trust
9.410% due 06/15/2010		944	917
10.000% due 06/15/2012		7,081	6,877
7.630% due 08/15/2012		3,304	2,577
JSG Funding PLC
9.625% due 10/01/2012		48,873	50,584
L-3 Communications Corp.
7.625% due 06/15/2012		12,500	12,750
6.375% due 10/15/2015		10,205	9,797
Legrand France
8.500% due 02/15/2025		13,950	16,008
Mandalay Resort Group
9.375% due 02/15/2010		38,145	40,338
7.625% due 07/15/2013		13,785	13,716
Mediacom Broadband LLC
11.000% due 07/15/2013		35,085	37,146
MGM Mirage
8.375% due 02/01/2011		21,760	22,413
6.750% due 04/01/2013		9,600	9,204
6.625% due 07/15/2015		42,805	40,130
Morgan Stanley Bank AG for OAO Gazprom
9.625% due 03/01/2013		10,840	12,443
NAK Naftogaz Ukrainy
8.125% due 09/30/2009		3,500	3,284
Nalco Co.
7.750% due 11/15/2011		21,300	21,353
8.875% due 11/15/2013		17,350	17,567
New Skies Satellites NV
10.414% due 11/01/2011		1,250	1,297
9.125% due 11/01/2012		750	797
Newfield Exploration Co.
6.625% due 04/15/2016		8,850	8,385
Newpark Resources
8.625% due 12/15/2007		16,430	16,471
Norampac, Inc.
6.750% due 06/01/2013		18,764	16,981
Nordic Telephone Co. Holdings ApS
8.875% due 05/01/2016		7,525	7,770
Nortel Networks Ltd.
10.125% due 07/15/2013		12,375	12,653
10.750% due 07/15/2016		7,175	7,336
Northwest Pipeline Corp.
7.125% due 12/01/2025		4,300	4,155
Novelis, Inc.
7.250% due 02/15/2015		18,435	17,790
Owens Brockway Glass Container, Inc.
8.750% due 11/15/2012		13,225	13,837
6.750% due 12/01/2014		25,025	23,336
PanAmSat Corp.
6.875% due 01/15/2028		530	469
Peabody Energy Corp.
6.875% due 03/15/2013		22,460	22,179
Plains Exploration & Production Co.
7.125% due 06/15/2014		12,984	12,854
Pogo Producing Co.
7.875% due 05/01/2013		8,420	8,483
PQ Corp.
7.500% due 02/15/2013		15,150	14,317
Premier Entertainment Biloxi LLC
10.750% due 02/01/2012		2,800	2,905
Primedia, Inc.
8.875% due 05/15/2011		10,825	10,446
8.000% due 05/15/2013		11,850	10,665
Quiksilver, Inc.
6.875% due 04/15/2015		47,495	44,408
Qwest Communications International, Inc.
7.250% due 02/15/2011		40,580	39,565
7.500% due 02/15/2014		148,266	145,301
Reynolds American, Inc.
7.250% due 06/01/2012		16,834	16,581
7.250% due 06/01/2013		21,025	20,657
7.625% due 06/01/2016		13,900	13,657
RH Donnelley Corp.
6.875% due 01/15/2013		9,125	8,440
8.875% due 01/15/2016		33,085	33,540
Rockwood Specialties Group, Inc.
7.500% due 11/15/2014		6,725	6,624
Rocky River Realty
8.810% due 04/14/2007 (k)		723	728
Rogers Cable, Inc.
7.875% due 05/01/2012		3,500	3,596
6.750% due 03/15/2015		17,380	16,641
8.750% due 05/01/2032		7,700	8,335
Roseton
7.270% due 11/08/2010		35,650	35,672
7.670% due 11/08/2016		38,885	38,812
Russell Corp.
9.250% due 05/01/2010		8,100	8,515
Sanmina-SCI Corp.
8.125% due 03/01/2016		14,635	14,342
SemGroup LP
8.750% due 11/15/2015		12,000	12,000
Seneca Gaming Corp.
7.250% due 05/01/2012		17,430	16,973
Sensata Technologies BV
8.000% due 05/01/2014		15,400	14,938
Smurfit Capital Funding PLC
7.500% due 11/20/2025		5,300	4,850
Smurfit-Stone Container Enterprises, Inc.
9.750% due 02/01/2011		16,742	17,286
8.375% due 07/01/2012		48,530	46,104
Solectron Global Finance Ltd.
8.000% due 03/15/2016		12,775	12,647
Sonat, Inc.
7.625% due 07/15/2011		25,700	26,086
7.000% due 02/01/2018		5,309	4,964
Station Casinos, Inc.
6.500% due 02/01/2014		17,040	15,932
6.875% due 03/01/2016		24,515	22,983
6.625% due 03/15/2018		4,175	3,799
Suburban Propane Partners LP
6.875% due 12/15/2013		26,880	25,267
Sungard Data Systems, Inc.
9.125% due 08/15/2013		46,010	47,965
Superior Essex Communications LLC
9.000% due 04/15/2012		6,395	6,523
Telenet Group Holding NV
11.500% due 06/15/2014		981	836
Tenet Healthcare Corp.
6.375% due 12/01/2011		600	539
7.375% due 02/01/2013		40,710	37,351
9.875% due 07/01/2014		4,035	4,055
9.250% due 02/01/2015		3,600	3,546
Tesoro Petroleum Corp.
7.466% due 07/17/2012 (k)		10,000	9,992
Triad Hospitals, Inc.
7.000% due 11/15/2013		38,748	37,876
Trinity Industries, Inc.
6.500% due 03/15/2014		6,950	6,811
TRW Automotive, Inc.
9.375% due 02/15/2013		34,828	37,179
UGS Corp.
10.000% due 06/01/2012		4,000	4,320
United Airlines, Inc.
6.201% due 09/01/2008		4,400	4,403
6.602% due 09/01/2013		5,505	5,528
6.071% due 09/01/2014		2,817	2,812
Unity Media GmbH
10.375% due 02/15/2015		11,350	10,896
US Airways Inc.
9.625% due 09/01/2024 (d)		17,690	64
9.330% due 01/01/2049 (d)		3,121	25
Valero Energy Corp.
7.800% due 06/14/2010		3,550	3,572
VWR International, Inc.
6.875% due 04/15/2012		12,350	11,856
8.000% due 04/15/2014		42,913	41,894
Williams Cos., Inc.
6.375% due 10/01/2010		3,225	3,161
7.625% due 07/15/2019		35,335	36,042
7.875% due 09/01/2021		82,278	83,924
7.750% due 06/15/2031		1,771	1,753
Windstream Corp.
8.625% due 08/01/2016		16,075	16,517
Wynn Las Vegas LLC
6.625% due 12/01/2014		100,000	94,750
Xerox Corp.
6.875% due 08/15/2011		2,475	2,472
6.400% due 03/15/2016		11,500	10,911
7.200% due 04/01/2016		7,325	7,380
Young Broadcasting, Inc.
10.000% due 03/01/2011		8,700	7,787

			3,733,195

Utilities 14.7%
AES Corp.
8.750% due 05/15/2013		35,290	37,937
American Cellular Corp.
10.000% due 08/01/2011		21,005	22,213
Cincinnati Bell Tele Co.
6.300% due 12/01/2028		2,000	1,740
Cincinnati Bell, Inc.
7.250% due 07/15/2013		22,500	22,275
8.375% due 01/15/2014		35,260	34,907
Citizens Communications Co.
7.000% due 11/01/2025		1,850	1,540
9.000% due 08/15/2031		22,210	22,599
7.450% due 07/01/2035		5,460	4,655
CMS Energy Corp.
7.500% due 01/15/2009		23,150	23,555
8.500% due 04/15/2011		3,300	3,457
6.875% due 12/15/2015		9,000	8,595
Edison Mission Energy
7.500% due 06/15/2013		10,780	10,618
7.750% due 06/15/2016		11,865	11,717
Hawaiian Telcom Communications, Inc.
9.750% due 05/01/2013		27,660	28,282
10.789% due 05/01/2013		5,100	5,177
Homer City Funding LLC
8.734% due 10/01/2026		11,899	13,268
Insight Midwest LP
9.750% due 10/01/2009		28,728	29,375
10.500% due 11/01/2010		18,603	19,487
IPALCO Enterprises, Inc.
8.375% due 11/14/2008		12,880	13,299
8.625% due 11/14/2011		9,043	9,631
Midwest Generation LLC
8.560% due 01/02/2016		87,267	91,685
8.750% due 05/01/2034		17,510	18,648
Mobile Telesystems Finance S.A.
8.375% due 10/14/2010		7,300	7,333
8.000% due 01/28/2012		7,600	7,439
MSW Energy Holdings LLC
8.500% due 09/01/2010		600	621
Nextel Communications, Inc.
7.375% due 08/01/2015		4,500	4,584
NRG Energy, Inc.
7.250% due 02/01/2014		23,750	23,216
7.375% due 02/01/2016		56,715	55,439
PSEG Energy Holdings LLC
8.500% due 06/15/2011		61,955	65,363
Qwest Capital Funding, Inc.
7.900% due 08/15/2010		23,360	23,360
7.250% due 02/15/2011		22,225	21,725
7.625% due 08/03/2021		75	70
7.750% due 02/15/2031		275	259
Qwest Corp.
8.875% due 03/15/2012		41,920	44,435
7.500% due 06/15/2023		21,006	19,798
7.200% due 11/10/2026		15,626	14,337
Reliant Energy, Inc.
9.250% due 07/15/2010		33,295	33,461
6.750% due 12/15/2014		47,340	43,790
Rogers Wireless, Inc.
7.250% due 12/15/2012		3,425	3,468
8.000% due 12/15/2012		11,250	11,559
6.375% due 03/01/2014		14,600	13,980
7.500% due 03/15/2015		23,210	23,558
Rural Cellular Corp.
9.875% due 02/01/2010		25,115	25,963
Sierra Pacific Resources
7.803% due 06/15/2012		12,950	13,195
8.625% due 03/15/2014		5,942	6,324
South Point Energy Center LLC
8.400% due 05/30/2012		44,125	43,022
TECO Energy, Inc.
6.750% due 05/01/2015		8,560	8,367
Tenaska Alabama Partners LP
7.000% due 06/30/2021		15,557	15,240
Time Warner Telecom Holdings, Inc.
9.250% due 02/15/2014		33,374	34,375

			998,941

Total Corporate Bonds & Notes (Cost $5,647,038)			5,583,663

CONVERTIBLE BONDS & NOTES 0.5%
Banking & Finance 0.2%
Lehman Brothers Holdings, Inc.
1.383% due 06/15/2009		4,650	4,768
2.070% due 06/15/2009		5,000	4,961
3.119% due 06/15/2009		5,000	4,932

			14,661

Industrials 0.0%
Chesapeake Energy Corp.
2.750% due 11/15/2035		2,725	2,803

Utilities 0.3%
CMS Energy Corp.
2.875% due 12/01/2024		16,075	17,220

Total Convertible Bonds & Notes (Cost $35,981)			34,684

U.S. GOVERNMENT AGENCIES 0.0%
Fannie Mae
5.500% due 09/01/2017		33	33

Total U.S. Government Agencies (Cost $34)			33

MORTGAGE-BACKED SECURITIES 0.0%
RMF Commercial Mortgage Pass-Through Certificates
9.150% due 11/28/2027		4,237	3,181

Total Mortgage-Backed Securities (Cost $4,017)			3,181

SOVEREIGN ISSUES 0.6%
Brazilian Government International Bond
8.750% due 02/04/2025		1,600	1,760
12.250% due 03/06/2030		20,200	29,694
8.250% due 01/20/2034		6,000	6,315

Total Sovereign Issues (Cost $29,472)			37,769

FOREIGN CURRENCY-DENOMINATED ISSUES (j) 4.6%
Amadeus Global Travel Distribution S.A.
5.549% due 04/08/2013	EUR	460	596
6.049% due 04/08/2014		460	599
Cablecom GmbH
4.000% due 04/15/2011	CHF	20,000	16,400
Cognis Holding GmbH
11.644% due 01/15/2015 (e)	EUR	838	1,039
Eircom Funding
8.250% due 08/15/2013		3,090	4,422
JSG Funding PLC
10.125% due 10/01/2012		26,675	37,360
JSG Holding PLC
5.631% due 11/29/2013		2,652	3,413
5.131% due 11/29/2014		2,652	3,421
5.216% due 11/29/2014		1,413	1,823
5.642% due 11/29/2014		820	1,054
5.650% due 11/29/2014		1,816	2,335
11.500% due 10/01/2015		9,930	13,098
JSG Packaging
5.142% due 11/29/2013		820	1,054
5.386% due 11/29/2013		742	956
5.650% due 11/29/2013		1,816	2,335
5.716% due 11/29/2013		670	862
Lighthouse International Co. S.A.
8.000% due 04/30/2014		44,175	59,821
Nordic Telephone
5.207% due 11/30/2013		16,600	21,460
5.707% due 11/30/2014		12,300	15,964
Nordic Telephone Co. Holdings ApS
8.250% due 05/01/2016		18,975	24,937
Rhodia S.A.
8.000% due 06/01/2010		13,105	17,474
Sensata Technologies BV
9.000% due 05/01/2016		3,000	3,887
SigmaKalon
4.587% due 06/30/2012		1,551	1,984
Telenet Communications NV
9.000% due 12/15/2013		10,458	14,714
UPC Broadband Holding BV
4.000% due 03/31/2013		7,645	9,773
4.000% due 12/31/2013		7,645	9,776
UPC Holding BV
8.625% due 01/15/2014		10,875	13,695
7.750% due 01/14/2015		4,525	5,455
Weather Investments SARL
4.000% due 06/17/2012		4,200	5,343
Wind Acquisitions SARL
5.634% due 06/17/2013		5,900	7,575
6.134% due 06/17/2014		5,900	7,612

Total Foreign Currency-Denominated Issues (Cost $284,120)			310,237

	Shares
COMMON STOCKS 0.0%
US Airways Group, Inc.		12,224	2

Total Common Stocks (Cost $0)			2

CONVERTIBLE PREFERRED STOCK 0.0%
Chesapeake Energy Corp.
4.500% due 12/31/2049		37,600	3,520

Total Convertible Preferred Stock (Cost $3,627)			3,520

PREFERRED STOCK 0.7%
Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008		25,808	26,259
	Principal Amount (000s)
Xerox Capital Trust I
8.000% due 02/01/2027		$21,680	21,870

Total Preferred Stock (Cost $49,094)			48,129

	# of Contracts
PURCHASED PUT OPTIONS 0.0%
90-Day Eurodollar June Futures (CME)
Strike @ $91.250 Exp. 06/18/2007		3,254	20

Total Purchased Put Options (Cost $31)			20

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS (j) 9.0%
Commercial Paper 3.4%
TotalFinaElf Captial S.A.
5.270% due 07/03/2006		$186,700	186,700
UBS Finance Delaware LLC
5.270% due 07/03/2006		44,000	44,000

			230,700

Belgium Treasury Bills 1.0%
2.808% due 09/14/2006	EUR	52,000	66,138

France Treasury Bills 2.2%
2.825% due 08/03/2006-09/28/2006 (b)		115,250	146,419

Germany Treasury Bills 0.7%
2.554% due 07/12/2006		34,350	43,907

Spain Treasury Bills 0.6%
3.004% due 12/22/2006		34,700	43,755

U.S. Treasury Bills 0.3%
4.758% due 08/31/2006-09/14/2006 (b)(f)(g)		$22,595	22,378

Repurchase Agreement 0.8%
Lehman Brothers, Inc.
4.500% due 07/03/2006		55,000	55,000

(Dated 06/30/2006. Collateralized by Treasury Inflation Protected Securities 0.875% due 04/15/2010 valued at $56,298. Repurchase proceeds are $55,021.)
Tri-Party Repurchase Agreements 0.0%
State Street Bank
4.900% due 07/03/2006		1,317	1,317

(Dated 06/30/2006. Collateralized by U.S. Treasury Bills 0.000% due 12/28/2006 valued at $1,950. Repurchase proceeds are $1,318.)

Total Short-Term Instruments (Cost $604,124)			609,614

Total Investments (a) 104.4% (Cost $7,111,516)			$7,084,704
Written Options (i) (0.0%) (Premiums $4,493)			(1,172)
Other Assets and Liabilities (Net) (4.4%)			(295,142)

Net Assets 100.0%			$6,788,390

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) As of June 30, 2006, portfolio securities with an aggregate market value of $282,910 were valued in good faith and pursuant to guidelines established by the Board of Trustees.

(b) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(c) Security becomes interest bearing at a future date.

(d) Security is in default.

(e) Payment in-kind bond security.

(f) Securities with an aggregate market value of $1,236 have been pledged as collateral for swap and swaption contracts on June 30, 2006.

(g) Securities with an aggregate market value of $20,896 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	19,991	$(28,918)
U.S. Treasury 10-Year Note September Futures	Short	09/2006	2,996	1,648

				$(27,270)

(h) Swap agreements outstanding on June 30, 2006:

Credit	Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Abitibi-Consolidated, Inc. 8.550% due 08/01/2010	Sell	2.350%	03/20/2007	$5,000	$28
Bank of America	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%	06/20/2007	10,000	199
Bank of America	Abitibi-Consolidated, Inc. 8.550% due 08/01/2010	Sell	5.020%	09/20/2011	5,000	71
Bear Stearns & Co., Inc.	Electronic Data Systems Corp. 6.500% due 08/01/2013	Sell	1.050%	09/20/2006	4,900	11
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.350%	06/20/2007	4,000	68
Bear Stearns & Co., Inc.	CSC Holdings, Inc. 6.750% due 04/15/2012	Sell	2.150%	12/20/2007	2,000	44
Bear Stearns & Co., Inc.	Williams Cos., Inc. 7.125% due 09/01/2011	Sell	1.250%	12/20/2007	3,000	29
Bear Stearns & Co., Inc.	CMS Energy Corp. 7.500% due 01/15/2009	Sell	1.810%	12/20/2010	3,525	33
Citibank N.A.	Abitibi-Consolidated, Inc. 8.550% due 08/01/2010	Sell	1.500%	03/20/2007	5,000	(4)
Citibank N.A.	CMS Energy Corp. 8.500% due 04/05/2011	Sell	1.900%	06/20/2011	3,000	36
Citibank N.A.	Abitibi-Consolidated, Inc. 8.550% due 08/01/2010	Sell	5.000%	09/20/2011	3,000	41
Citibank N.A.	Celestica, Inc. 7.875% due 07/01/2011	Sell	3.150%	09/20/2011	10,000	199
Credit Suisse First Boston	Bombardier, Inc. 6.750% due 05/01/2012	Sell	1.850%	12/20/2006	3,000	13
Credit Suisse First Boston	Reliant Energy, Inc. 9.250% due 07/15/2010	Sell	3.000%	12/20/2007	2,000	28
Credit Suisse First Boston	CMS Energy Corp. 7.500% due 01/15/2009	Sell	1.800%	12/20/2010	6,175	56
Credit Suisse First Boston	CMS Energy Corp. 8.500% due 04/05/2011	Sell	1.700%	12/20/2010	7,000	36
Credit Suisse First Boston	Abitibi-Consolidated, Inc. 8.550% due 08/01/2010	Sell	5.350%	09/20/2011	4,000	106
Deutsche Bank AG	General Motors Acceptance Corp.6.750% due 12/01/2014	Sell	3.450%	09/20/2006	12,000	102
Deutsche Bank AG	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.440%	06/20/2007	12,950	5
Deutsche Bank AG	Abitibi-Consolidated, Inc. 8.550% due 08/01/2010	Sell	4.960%	09/20/2011	5,000	(1)
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.950%	06/20/2007	2,000	7
Goldman Sachs & Co.	Host Marriott LP 7.125% due 11/01/2013	Sell	1.770%	12/20/2010	5,900	144
Goldman Sachs & Co.	Dow Jones CDX N.A. HY6 Index	Sell	3.450%	06/20/2011	22,750	470
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.350%	06/20/2007	2,000	34
J.P. Morgan Chase & Co.	Bombardier, Inc. 6.750% due 05/01/2012	Sell	1.600%	09/20/2006	3,500	7
J.P. Morgan Chase & Co.	Lear Corp. 8.110% due 05/15/2009	Sell	7.800%	03/20/2007	3,000	127
J.P. Morgan Chase & Co.	Lear Corp. 8.110% due 05/15/2009	Sell	7.750%	03/20/2007	2,600	109
J.P. Morgan Chase & Co.	Lear Corp. 8.110% due 05/15/2009	Sell	7.750%	03/20/2007	2,500	106
J.P. Morgan Chase & Co.	RH Donelley Corp. 6.875% due 01/15/2013	Buy	(0.500%)	03/20/2007	3,000	(9)
J.P. Morgan Chase & Co.	Abitibi-Consolidated, Inc. 8.375% due 04/01/2015	Sell	1.500%	06/20/2007	3,000	(1)
J.P. Morgan Chase & Co.	CMS Energy Corp. 6.875% due 12/15/2015	Sell	1.760%	06/20/2011	1,000	6
Lehman Brothers, Inc.	Abitibi-Consolidated, Inc. 8.550% due 08/01/2010	Sell	1.000%	09/20/2006	11,900	(6)
Lehman Brothers, Inc.	Primedia, Inc. 8.875% due 05/15/2011	Sell	2.500%	03/20/2007	5,000	(3)
Lehman Brothers, Inc.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.440%	06/20/2007	40,000	16
Lehman Brothers, Inc.	ArvinMeritor, Inc. 8.750% due 03/01/2012	Sell	2.350%	12/20/2009	2,000	2
Lehman Brothers, Inc.	RH Donelley Corp. 6.875% due 01/15/2013	Sell	3.500%	03/20/2011	3,000	44
Lehman Brothers, Inc.	Celestica, Inc. 7.875% due 07/01/2011	Sell	2.420%	06/20/2011	5,000	(89)
Lehman Brothers, Inc.	CMS Energy Corp. 6.875% due 12/15/2015	Sell	1.750%	06/20/2011	1,500	9
Lehman Brothers, Inc.	CMS Energy Corp. 6.875% due 12/15/2015	Sell	1.750%	06/20/2011	4,000	24
Merrill Lynch & Co., Inc.	PSEG Energy Holdings, Inc. 7.750% due 04/16/2007	Sell	2.950%	12/04/2006	6,500	88
Merrill Lynch & Co., Inc.	PSEG Energy Holdings, Inc. 8.625% due 02/15/2008	Sell	3.000%	12/20/2006	5,000	75
Merrill Lynch & Co., Inc.	AES Corp. 8.750% due 06/15/2008	Sell	0.950%	06/20/2007	19,400	25
Merrill Lynch & Co., Inc.	AES Corp. 8.750% due 06/15/2008	Sell	0.950%	06/20/2007	12,250	24
Merrill Lynch & Co., Inc.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	1.630%	09/20/2009	10,000	59
Merrill Lynch & Co., Inc.	Lyondell Chemical Co. 10.500% due 06/01/2013	Sell	2.950%	12/20/2009	5,000	282
Morgan Stanley Dean Witter & Co.	Abitibi-Consolidated, Inc. 8.550% due 08/01/2010	Sell	1.820%	06/20/2007	5,000	8
Morgan Stanley Dean Witter & Co.	Bombardier, Inc. 6.750% due 05/01/2012	Sell	2.450%	09/20/2007	5,000	71
Morgan Stanley Dean Witter & Co.	Multiple Reference Entities of Gazprom	Sell	1.050%	04/20/2011	15,500	(148)
Morgan Stanley Dean Witter & Co.	Multiple Reference Entities of Gazprom	Sell	1.070%	04/20/2011	25,000	(218)
Royal Bank of Scotland PLC	Lear Corp. 8.110% due 05/15/2009	Sell	7.750%	12/20/2006	2,000	101
Royal Bank of Scotland PLC	ArvinMeritor, Inc. 8.750% due 03/01/2012	Sell	1.650%	03/20/2007	5,000	33
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.000%	12/20/2006	1,775	30
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.650%	12/20/2006	6,800	90

						$2,617

+	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

(i) Written options outstanding on June 30, 2006:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$108.000	08/25/2006	5,897	$2,099	$184
Call - CBOT U.S. Treasury 10-Year Note September Futures	107.000	08/25/2006	1,127	472	106
Put - CBOT U.S. Treasury 10-Year Note September Futures	103.000	08/25/2006	5,897	1,732	829
Put - CBOT U.S. Treasury Note September Futures	102.000	08/25/2006	1,127	190	53

				$4,493	$1,172

(j) Forward foreign currency contracts outstanding on June 30, 2006:

Type		Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	CHF	20,128	09/2006	$71	$0	$71
Buy	EUR	16,439	07/2006	457	0	457
Sell		275,868	07/2006	0	(6,294)	(6,294)
Buy	GBP	273	07/2006	2	0	2
Buy	JPY	13,407,145	08/2006	0	(691)	(691)

				$530	$(6,985)	$(6,455)

(k) Restricted security as of June 30, 2006:

Issuer Description	Coupon Rate	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as a Percentage of Net Assets
Bombardier Capital, Inc.	7.090%	03/30/2007	08/11/2003	$21,047	$21,105	0.31%
Continental Airlines, Inc.	6.920%	04/02/2013	07/01/2003	19,317	21,298	0.31%
Ferrellgas Partners LP	7.080%	08/01/2006	01/28/2003	4,998	5,012	0.07%
Ferrellgas Partners LP	8.780%	08/01/2007	06/30/2003	14,436	14,158	0.21%
Ferrellgas Partners LP	7.120%	08/01/2008	04/30/2002	11,070	10,896	0.16%
Ferrellgas Partners LP	8.870%	08/01/2009	06/30/2003	7,822	7,555	0.11%
Ferrellgas Partners LP	7.240%	08/01/2010	10/17/2001	25,970	25,711	0.38%
Rocky River Realty	8.810%	04/14/2007	11/22/2000	725	728	0.01%
Tesoro Petroleum Corp.	7.466%	07/17/2012	11/17/2004	9,958	9,992	0.15%
Wilmington Trust Co.	10.210%	01/01/2009	06/29/1993	201	203	0.00%
Wilmington Trust Co.	10.732%	01/01/2013	07/28/1995	7,886	8,172	0.12%

				$123,430	$124,830	1.84%

See accompanying notes

Schedule of Investments

International StocksPLUS® TR Strategy Fund

June 30, 2006 (Unaudited)

		Principal Amount (000s)	Value (000s)
BANK LOAN OBLIGATIONS 0.7%
Georgia-Pacific Corp.
6.561% due 12/20/2012		$2,857	$2,855
6.575% due 12/20/2012		135	137
Reynolds American, Inc.
7.188% due 05/11/2012		2,000	2,009

Total Bank Loan Obligations (Cost $4,993)			5,001

CORPORATE BONDS & NOTES 1.7%
Banking & Finance 0.7%
Banque Centrale de Tunisie
7.375% due 04/25/2012		39	41
Ford Motor Credit Co.
7.375% due 02/01/2011		1,100	986
Rabobank Nederland
5.088% due 01/15/2009		1,900	1,901
Santander U.S. Debt S.A. Unipersonal
5.220% due 02/06/2009		2,300	2,302

			5,230

Industrials 0.2%
Cox Communications, Inc.
5.450% due 12/14/2007		500	502
DaimlerChrysler N.A. Holding Corp.
5.780% due 09/10/2007		900	903
Williams Cos., Inc.
6.375% due 10/01/2010		200	196

			1,601

Utilities 0.8%
AT&T, Inc.
4.125% due 09/15/2009		500	475
Embarq Corp.
6.738% due 06/01/2013		2,000	1,997
NRG Energy, Inc.
7.375% due 02/01/2016		1,100	1,075
PSEG Energy Holdings LLC
8.625% due 02/15/2008		2,800	2,884

			6,431

Total Corporate Bonds & Notes (Cost $13,300)			13,262

MUNICIPAL BONDS & NOTES 0.5%
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2005
6.310% due 06/15/2034		510	525
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
6.849% due 06/15/2038		2,265	2,101
Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035		300	291
Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2005
5.625% due 06/01/2037		900	927

Total Municipal Bonds & Notes (Cost $4,043)			3,844

U.S. GOVERNMENT AGENCIES 62.4%
Fannie Mae
3.500% due 04/25/2017		182	180
4.000% due 08/25/2009		501	499
4.194% due 11/01/2034		1,574	1,543
4.426% due 02/01/2035		1,145	1,125
4.617% due 08/01/2035		1,076	1,064
4.669% due 10/01/2035		1,260	1,241
4.670% due 10/01/2035		1,213	1,196
4.676% due 07/01/2035		2,438	2,389
4.721% due 10/01/2035		1,274	1,254
4.845% due 02/01/2034		1,003	977
4.893% due 09/01/2035		2,271	2,238
5.000% due 11/01/2018 - 07/13/2036 (c)		51,984	49,919
5.041% due 11/28/2035		3,600	3,604
5.088% due 10/01/2044		513	515
5.160% due 03/01/2036		4,118	4,067
5.211% due 09/01/2044 - 10/01/2044 (c)		10,463	10,511
5.249% due 11/28/2035		640	640
5.293% due 02/01/2036		9,106	9,017
5.404% due 07/01/2032		172	171
5.442% due 03/25/2034		64	64
5.452% due 03/25/2036		5,075	5,079
5.500% due 02/01/2024 - 07/13/2036 (c)		364,021	349,750
5.572% due 08/25/2030		213	213
5.672% due 09/25/2042		1,168	1,174
5.996% due 09/01/2031		5	5
6.375% due 11/25/2023		332	342
6.844% due 04/25/2024		276	287
Freddie Mac
2.750% due 02/15/2012		426	424
3.500% due 03/15/2010 - 01/15/2023 (c)		5,167	5,048
4.000% due 05/15/2016		2,100	2,056
4.396% due 09/01/2035		3,292	3,224
4.500% due 09/15/2020		1,205	1,186
5.000% due 08/15/2018 - 09/01/2035 (c)		7,842	7,727
5.211% due 10/25/2044		451	454
5.399% due 10/15/2020		1,213	1,214
5.500% due 08/15/2030 - 05/01/2035 (c)		4,353	4,195
5.549% due 06/15/2031		2,011	2,012
5.599% due 05/15/2029		38	38
Government National Mortgage Association
5.125% due 11/20/2024		152	153
5.608% due 03/16/2032		56	57

Total U.S. Government Agencies (Cost $481,357)			476,852

U.S. TREASURY OBLIGATIONS 11.1%
Treasury Inflation Protected Securities
1.875% due 07/15/2013 (b)		3,950	3,796
U.S. Treasury Bonds
8.875% due 08/15/2017		1,700	2,219
8.125% due 08/15/2019		900	1,140
6.625% due 02/15/2027		7,700	8,968
U.S. Treasury Notes
3.500% due 02/15/2010		3,900	3,695
3.875% due 05/15/2010		48,660	46,583
3.625% due 06/15/2010		6,200	5,879
4.375% due 12/15/2010		11,100	10,785
3.875% due 02/15/2013		1,800	1,676

Total U.S. Treasury Obligations (Cost $86,043)			84,741

MORTGAGE-BACKED SECURITIES 7.4%
Banc of America Funding Corp.
5.132% due 02/20/2036		1,327	1,297
Banc of America Mortgage Securities
5.772% due 01/25/2034		282	283
5.000% due 05/25/2034		272	265
Bear Stearns Adjustable Rate Mortgage Trust
4.625% due 10/25/2035		1,216	1,174
4.799% due 11/25/2035		603	592
Bear Stearns Alt-A Trust
5.409% due 05/25/2035		707	699
Citigroup Mortgage Loan Trust, Inc.
4.900% due 10/25/2035		5,562	5,445
4.700% due 12/25/2035		1,808	1,773
Countrywide Alternative Loan Trust
4.500% due 06/25/2035		1,006	986
5.477% due 10/25/2035		1,205	1,207
5.291% due 02/25/2036		2,492	2,496
5.602% due 02/25/2036		1,263	1,265
Countrywide Home Loan Mortgage Pass-Through Trust
5.351% due 04/25/2034		19	19
5.602% due 08/25/2034		104	104
5.642% due 03/25/2035		620	622
5.612% due 04/25/2035		694	696
Downey Savings & Loan Association Mortgage Loan Trust
6.102% due 07/19/2044		361	366
5.512% due 08/19/2045		2,559	2,564
First Horizon Alternative Mortgage Securities
4.499% due 03/25/2035		611	600
First Republic Mortgage Loan Trust
5.549% due 11/15/2031		199	200
GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034		262	258
GSR Mortgage Loan Trust
4.541% due 09/25/2035		617	601
5.500% due 11/25/2035		983	976
GSRPM Mortgage Loan Trust
6.022% due 01/25/2032		42	42
Harborview Mortgage Loan Trust
5.492% due 03/19/2036		2,076	2,080
JP Morgan Chase Commercial Mortgage Securities Corp.
3.175% due 01/12/2037		301	299
LB-UBS Commercial Mortgage Trust
2.720% due 03/15/2027		574	555
Lehman XS Trust
5.402% due 06/25/2036		3,800	3,806
5.402% due 04/25/2046		2,723	2,723
Residential Accredit Loans, Inc.
5.722% due 03/25/2033		236	237
5.532% due 03/25/2046		2,991	2,994
Residential Asset Securitization Trust
5.722% due 05/25/2033		416	418
Structured Adjustable Rate Mortgage Loan Trust
5.682% due 01/25/2035		868	877
Structured Asset Mortgage Investments, Inc.
5.361% due 02/25/2035		1,168	1,167
5.542% due 09/25/2035		2,898	2,902
Washington Mutual, Inc.
5.592% due 12/25/2027		1,043	1,043
5.632% due 01/25/2045		590	593
5.642% due 01/25/2045		597	598
5.259% due 07/25/2046		3,700	3,697
Wells Fargo Mortgage-Backed Securities Trust
3.540% due 09/25/2034		39	39
3.989% due 01/25/2035		893	866
4.362% due 05/25/2035		530	520
4.320% due 07/25/2035		2,700	2,615
4.950% due 03/25/2036		4,327	4,268

Total Mortgage-Backed Securities (Cost $56,967)			56,827

ASSET-BACKED SECURITIES 14.8%
ACE Securities Corp.
5.432% due 10/25/2035		448	449
5.392% due 12/25/2035		1,307	1,308
5.472% due 12/25/2035		1,700	1,702
5.402% due 02/25/2036		2,186	2,188
Ameriquest Mortgage Securities, Inc.
5.402% due 03/25/2035		1,987	1,988
Amortizing Residential Collateral Trust
5.612% due 07/25/2032		1	1
Argent Securities, Inc.
5.402% due 03/25/2036		1,775	1,776
5.382% due 05/25/2036		651	651
5.392% due 05/25/2036		2,610	2,610
Bear Stearns Asset-Backed Securities, Inc.
5.522% due 09/25/2034		635	635
5.402% due 11/25/2035		1,305	1,305
5.392% due 12/25/2035		1,860	1,860
Carrington Mortgage Loan Trust
5.406% due 07/25/2031		2,000	2,001
5.402% due 06/25/2035		200	200
Chase Credit Card Master Trust
5.579% due 11/17/2008		2,600	2,602
Citigroup Mortgage Loan Trust, Inc.
5.402% due 12/27/2036		1,357	1,358
Countrywide Asset-Backed Certificates
5.392% due 02/25/2036		2,473	2,475
5.452% due 02/25/2036		2,008	2,010
5.392% due 03/25/2036		2,683	2,683
5.392% due 04/25/2036		2,673	2,675
5.371% due 07/25/2036		3,700	3,705
First Franklin Mortgage Loan Asset-Backed Certificates
5.000% due 07/25/2036		3,600	3,594
GSAMP Trust
5.612% due 03/25/2034		250	251
5.412% due 11/25/2035		890	891
4.664% due 02/25/2036		2,473	2,475
5.392% due 04/25/2036		1,709	1,709
Home Equity Asset Trust
5.402% due 05/25/2036		1,389	1,389
Home Equity Mortgage Trust
5.412% due 04/25/2036		1,842	1,843
HSI Asset Securitization Corp. Trust
5.402% due 12/25/2035		1,911	1,912
Indymac Residential Asset-Backed Trust
5.412% due 03/25/2036		1,754	1,756
JP Morgan Mortgage Acquisition Corp.
5.392% due 01/25/2026		1,323	1,324
5.392% due 02/25/2036		2,097	2,097
Long Beach Mortgage Loan Trust
5.412% due 01/25/2036		1,861	1,863
5.392% due 03/25/2036		2,339	2,339
MASTR Asset-Backed Securities Trust
5.432% due 11/25/2035		1,881	1,883
5.402% due 12/25/2035		2,113	2,114
5.402% due 01/25/2036		2,110	2,112
MBNA Credit Card Master Note Trust
5.699% due 03/15/2010		3,000	3,017
Morgan Stanley ABS Capital I, Inc.
5.392% due 12/25/2035		3,600	3,603
Morgan Stanley Capital I, Inc.
5.392% due 03/25/2036		2,660	2,662
Nelnet Student Loan Trust
5.174% due 08/23/2011		2,832	2,834
5.190% due 10/25/2016		3,500	3,503
New Century Home Equity Loan Trust
5.420% due 08/25/2036		600	600
Quest Trust
5.641% due 06/25/2034		153	154
Residential Asset Mortgage Products, Inc.
5.402% due 12/25/2007		1,591	1,593
5.492% due 05/25/2027		326	326
5.402% due 01/25/2036		1,444	1,445
Residential Asset Securities Corp.
5.402% due 10/27/2024		1,538	1,539
5.422% due 09/25/2025		165	165
5.392% due 06/25/2027		2,720	2,722
5.392% due 03/25/2036		1,607	1,607
5.362% due 06/25/2036		3,471	3,471
5.297% due 07/25/2036		3,700	3,702
SACO I, Inc.
5.402% due 01/25/2034		1,473	1,473
Securitized Asset-Backed Receivables LLC Trust
5.392% due 10/25/2035		614	615
SLM Student Loan Trust
5.120% due 07/25/2013		622	622
Soundview Home Equity Loan Trust
5.392% due 02/25/2036		2,000	2,002
4.910% due 04/25/2036		2,409	2,409
5.392% due 05/25/2036		2,623	2,626
Structured Asset Securities Corp.
5.822% due 05/25/2032		13	13
4.900% due 04/25/2035		1,139	1,093
Susquehanna Auto Lease Trust
4.991% due 04/16/2007		1,192	1,195
Truman Capital Mortgage Loan Trust
5.662% due 01/25/2034		21	21
USAA Auto Owner Trust
5.030% due 11/17/2007		2,200	2,195
Wells Fargo Home Equity Trust
5.492% due 09/25/2034		67	67

Total Asset-Backed Securities (Cost $112,992)			113,008

SOVEREIGN ISSUES 0.2%
Brazilian Government International Bond
10.500% due 07/14/2014		80	96
8.000% due 01/15/2018		422	446
Hong Kong Government International Bond
5.125% due 08/01/2014		500	479
Mexico Government International Bond
10.375% due 02/17/2009		298	331
Panama Government International Bond
9.625% due 02/08/2011		258	288
Russia Government International Bond
8.250% due 03/31/2010		213	222

Total Sovereign Issues (Cost $1,883)			1,862

FOREIGN CURRENCY-DENOMINATED ISSUES (i) 0.4%
Republic of Germany
5.500% due 01/04/2031		EUR 200	300
Weather Investments SARL
4.955% due 06/17/2012		1,000	1,272
Wind Acquisitions SARL
5.634% due 06/17/2013		500	642
6.134% due 06/17/2014		500	645

Total Foreign Currency-Denominated Issues (Cost $2,867)			2,859

		Notional Amount (000s)
PURCHASED CALL OPTIONS 0.0%
2-Year Interest Rate Swap (OTC) Pay 3-Month USD-LIBOR Floating Rate Index
Strike @ 4.500% Exp. 10/04/2006		$3,500	0
Strike @ 4.500% Exp. 10/18/2006		5,100	0
Strike @ 4.730% Exp. 02/01/2007		20,200	4
Strike @ 4.750% Exp. 08/07/2006		7,200	0
Strike @ 5.080% Exp. 04/19/2007		3,000	4
Strike @ 5.130% Exp. 10/25/2006		12,300	4
U.S. dollar versus Japanese Yen (OTC)
Strike @ JPY120.700 Exp. 12/11/2006		500	1

Total Purchased Call Options (Cost $175)			13

		# of Contracts
PURCHASED PUT OPTIONS 0.0%
90-Day Eurodollar December Futures (CME)
Strike @ $91.750 Exp. 12/18/2006		37	0

Total Purchased Put Options (Cost $0)			0

		Notional Amount (000s)
PURCHASED STRADDLE OPTIONS (j) 0.0%
Call & Put - OTC Euro versus U.S. dollar Forward Delta Neutral Straddle
Strike @ $0.000 Exp. 09/25/2007	EUR	13,000	(7)

Total Purchased Straddle Options (Cost $14)			(7)

		Shares
EXCHANGE-TRADED FUNDS 1.5%
iShares MSCI EAFE Index Fund		172,236	11,262

Total Exchange-Traded Funds (Cost $10,076)			11,262

		Principal Amount (000s)
SHORT-TERM INSTRUMENTS 40.0%
Certificates of Deposit 2.4%
Unicredito Italiano SpA
5.185% due 08/25/2006		$18,000	18,000

Commercial Paper 26.7%
Barclays U.S. Funding Corp.
5.055% due 08/16/2006		2,600	2,584
Barclays U.S. Funding LLC
5.055% due 08/15/2006		19,100	18,985
BNP Paribas Finance
4.930% due 07/13/2006		12,300	12,283
Countrywide Funding Corp.
5.091% due 10/18/2006		6,100	6,100
Cox Communications, Inc.
4.720% due 07/17/2006		400	400
Danske Corp.
5.280% due 07/17/2006		12,900	12,874
4.955% due 07/20/2006		9,300	9,278
Dexia Delaware LLC
5.275% due 07/05/2006		21,800	21,791
Fortis Funding
5.060% due 07/06/2006		3,900	3,898
HBOS Treasury Services PLC
4.985% due 07/28/2006		6,900	6,876
5.100% due 08/23/2006		12,000	11,913
Nordea N.A., Inc.
5.090% due 08/24/2006		19,000	18,860
Skandinaviska Enskilda Banken
5.000% due 07/26/2006		6,600	6,579
Societe Generale N.A.
4.940% due 07/11/2006		9,600	9,590
5.245% due 08/08/2006		12,700	12,633
TotalFinaElf Capital S.A.
5.270% due 07/03/2006		14,500	14,500
UBS Finance Delaware LLC
5.050% due 07/05/2006		3,400	3,399
4.890% due 07/06/2006		1,300	1,300
4.930% due 07/10/2006		3,000	2,997
5.235% due 08/08/2006		4,500	4,477
4.990% due 08/22/2006		7,900	7,845
5.095% due 09/22/2006		2,000	1,975
Unicredit Delaware, Inc.
5.090% due 08/07/2006		3,500	3,483
Westpac Capital Corp.
5.040% due 08/02/2006		9,700	9,659

			204,279

Repurchase Agreement 2.4%
Lehman Brothers, Inc.
4.600% due 07/03/2006		10,000	10,000
(Dated 06/30/2006. Collateralized by U.S. Treasury Notes 3.250% due 08/15/2007 valued at $10,213. Repurchase proceeds are $10,004.)
State Street Bank
4.900% due 07/03/2006		8,736	8,736
(Dated 06/30/2006. Collateralized by Fannie Mae 5.000% due 01/15/2007 valued at $8,912. Repurchase proceeds are $8,740.)

			18,736

U.S. Treasury Bills 8.5%
3.323% due 08/31/2006-09/14/2006 (c)(d)(e)		65,570	64,916

Total Short-Term Instruments (Cost $305,998)			305,931

Total Investments (a) 140.7% (Cost $1,080,708)			$1,075,455
Written Options (g) (0.0%) (Premiums $348)			(56)
Other Assets and Liabilities (Net) (40.7%)			(310,989)

Net Assets 100.0%			$764,410

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) As of June 30, 2006, portfolio securities with an aggregate market value of $24,449 were valued in good faith and pursuant to guidelines established by the Board of Trustees.

(b) Principal amount of security is adjusted for inflation.

(c) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d) Securities with an aggregate market value of $1,979 have been pledged as collateral for swap and swaption contracts on June 30, 2006.

(e) Securities with an aggregate market value of $1,553 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	66	$(139)
90-Day Eurodollar March Futures	Long	03/2007	257	(341)
Euro-Bund 10-Year Note September Futures	Long	09/2006	2	(1)
Japan Government 10-Year Note September Futures	Long	09/2006	1	(6)
U.S. Treasury 10-Year Note September Futures	Long	09/2006	1,465	(673)
U.S. Treasury 30-Year Bond September Futures	Short	09/2006	66	14

				$(1,146)

(f) Swap agreements outstanding on June 30, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035	GBP	1,000	$72
Deutsche Bank AG	6-month GBP-LIBOR	Receive	4.000%	12/15/2035		1,800	124
Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.000%	06/21/2036		0	0
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.250%	06/12/2036		800	4
Barclays Bank PLC	6-month EUR-LIBOR	Receive	4.000%	12/15/2014	EUR	1,900	12
Deutsche Bank AG	6-month EUR-LIBOR	Receive	4.000%	12/15/2011		4,500	34
J.P. Morgan Chase & Co.	6-month EUR-LIBOR	Receive	4.000%	12/15/2014		2,400	112
Morgan Stanley Dean Witter & Co.	6-month JPY-LIBOR	Receive	2.000%	12/20/2013	JPY	128,000	22
Bank of America	3-month USD-LIBOR	Receive	5.000%	12/20/2016		$5,800	72
Barclays Bank PLC	3-month USD-LIBOR	Receive	5.000%	12/20/2016		7,200	88
Citibank N.A.	3-month USD-LIBOR	Pay	5.000%	12/20/2011		7,200	(56)
Citibank N.A.	3-month USD-LIBOR	Pay	5.000%	12/20/2036		1,200	(11)
Deutsche Bank AG	3-month USD-LIBOR	Pay	5.000%	12/20/2013		2,400	(29)
Deutsche Bank AG	3-month USD-LIBOR	Pay	5.000%	12/15/2035		9,600	(386)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2036		4,500	(41)
J.P. Morgan Chase & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2011		3,800	(34)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		5,700	70
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2011		23,000	(205)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2036		800	(7)
Royal Bank of Scotland PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2011		21,600	(190)

							$(349)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns & Co., Inc.	ABX.HE A-06-1 Index	Buy	(0.540%)	07/25/2045	$3,100	$(9)
J.P. Morgan Chase & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.770%	05/20/2007	200	1
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.650%	09/20/2006	300	2
Lehman Brothers, Inc.	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.260%)	09/20/2010	200	2
Lehman Brothers, Inc.	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.110%)	10/20/2010	100	2
Merrill Lynch & Co., Inc.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.610%	03/20/2007	500	2
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%	09/20/2006	300	2
Morgan Stanley Dean Witter & Co.	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.200%)	10/20/2010	100	2

						$4

+	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Total Return Swaps

Counterparty	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation
Barclays Bank PLC	iShares MSCI EAFE Index Fund	1-month USD-LIBOR less 0.100%	04/12/2007	5,090,660	$19,654
Goldman Sachs & Co.	iShares MSCI EAFE Index Fund	1-month USD-LIBOR plus 0.100%	09/15/2006	1,716,814	4,950
Merrill Lynch & Co., Inc.	iShares MSCI EAFE Index Fund	1-month USD-LIBOR less 0.250%	04/12/2007	4,785,992	18,501

					$43,105

(g) Written options outstanding on June 30, 2006:

Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 10-Year Interest Rate Swap	Bank of America	3-month USD-LIBOR	Receive	4.600%	01/02/2007	$3,600	$37	$0
Put - OTC 10-Year Interest Rate Swap	Bank of America	3-month USD-LIBOR	Pay	5.900%	01/02/2007	3,600	24	40
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	10/04/2006	900	11	0
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.780%	08/07/2006	3,100	25	0
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.210%	10/25/2006	4,500	20	5
Call - OTC 5-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	4.560%	10/18/2006	2,200	22	0
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.540%	10/04/2006	600	7	0
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.220%	04/19/2007	1,300	10	6
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.210%	10/25/2006	1,000	4	1
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	4.780%	02/01/2007	8,700	71	4

							$231	$56

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount	Premium	Value
Put - OTC U.S. dollar versus Japanese Yen	JPY	112.000	07/03/2006	$21,000	$117	$0

(h) Short sales outstanding on June 30, 2006:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value à
U.S. Treasury Note	4.750%	05/15/2014	$300	$295	$295

à	Market value includes $2 of interest payable on short sales.

(i) Forward foreign currency contracts outstanding on June 30, 2006:

Type		Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	13,170	07/2006	$0	$(37)	$(37)
Sell		40,908	08/2006	0	(484)	(484)
Buy	CAD	8,312	07/2006	0	(62)	(62)
Sell		8,312	07/2006	85	0	85
Sell	CHF	64,405	09/2006	508	0	508
Buy	CLP	8,500	07/2006	0	0	0
Sell		8,500	07/2006	0	0	0
Buy		8,500	09/2006	0	0	0
Buy	CNY	83,154	05/2007	0	(95)	(95)
Sell	DKK	21,583	09/2006	10	0	10
Buy	EUR	17,234	07/2006	395	0	395
Sell		175,042	07/2006	703	(10)	693
Sell		40,120	09/2006	0	(726)	(726)
Buy	GBP	111	07/2006	2	0	2
Sell		103,123	07/2006	0	(937)	(937)
Buy	HKD	87,691	07/2006	0	(16)	(16)
Sell		87,691	07/2006	23	0	23
Sell		87,691	09/2006	15	0	15
Buy	JPY	1,044,783	07/2006	65	0	65
Sell		289,657	07/2006	0	(16)	(16)
Buy		1,321,915	08/2006	0	(142)	(142)
Sell		22,051,494	08/2006	6,874	(99)	6,775
Sell	NOK	37,660	09/2006	147	0	147
Sell	NZD	323	08/2006	0	(2)	(2)
Sell	SEK	126,630	09/2006	0	(50)	(50)
Sell	SGD	9,843	08/2006	0	(86)	(86)

				$8,827	$(2,762)	$6,065

(j) Exercise price and premium determined on a future date, based upon implied volatility parameters.

See accompanying notes

Schedule of Investments

Investment Grade Corporate Bond Fund

June 30, 2006 (Unaudited)

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 77.0%
Banking & Finance 33.3%
AIG SunAmerica Global Financing VII
5.850% due 08/01/2008		$200	$201
Allstate Corp.
7.200% due 12/01/2009		200	209
American International Group, Inc.
2.875% due 05/15/2008		300	286
5.050% due 10/01/2015		200	187
6.250% due 05/01/2036		100	98
Archstone-Smith Trust
7.900% due 02/15/2016		25	27
AvalonBay Communities, Inc.
6.125% due 11/01/2012		50	51
BAE Systems Holdings, Inc.
5.570% due 08/15/2008		100	100
Bank of America Corp.
5.580% due 09/06/2007		175	176
3.875% due 01/15/2008		50	49
4.750% due 08/01/2015		500	462
Bank One Corp.
7.600% due 05/01/2007		60	61
9.875% due 03/01/2009		50	55
5.250% due 01/30/2013		100	97
Bank One N.A.
5.190% due 10/01/2007		100	100
BB&T Corp.
6.500% due 08/01/2011		30	31
Bear Stearns Cos., Inc.
5.700% due 01/15/2007		300	300
5.700% due 11/15/2014		200	196
Bellsouth Capital Funding Corp.
7.875% due 02/15/2030		200	219
BNP Paribas
5.186% due 06/29/2049		400	363
Canadian Oil Sands Ltd.
4.800% due 08/10/2009		245	237
CIT Group, Inc.
5.466% due 12/19/2007		200	200
7.750% due 04/02/2012		240	261
Citigroup Capital
7.750% due 12/01/2036		500	519
Citigroup, Inc.
5.331% due 06/04/2007		135	135
6.000% due 02/21/2012		190	192
5.625% due 08/27/2012		400	396
5.000% due 09/15/2014		200	188
Commonwealth Bank of Australia
6.024% due 03/29/2049		250	239
Fleet National Bank
5.750% due 01/15/2009		175	175
Ford Motor Credit Co.
7.875% due 06/15/2010		100	92
General Electric Capital Corp.
7.875% due 12/01/2006		10	10
5.497% due 06/22/2007		100	100
5.175% due 10/21/2010		500	501
5.450% due 01/15/2013		350	345
5.000% due 01/08/2016		100	94
6.750% due 03/15/2032		500	535
General Motors Acceptance Corp.
6.875% due 09/15/2011		50	48
Goldman Sachs Group LP
4.500% due 06/15/2010		250	239
Goldman Sachs Group, Inc.
5.527% due 12/22/2008		200	200
6.600% due 01/15/2012		100	103
5.250% due 10/15/2013		300	288
6.125% due 02/15/2033		100	94
HBOS Capital Funding LP
6.071% due 06/30/2049		300	293
HBOS PLC
5.920% due 09/29/2049		100	92
HSBC Capital Funding LP
4.610% due 06/27/2049		1,330	1,198
HSBC Finance Corp.
4.125% due 03/11/2008		200	195
4.125% due 12/15/2008		100	97
Hutchison Whampoa International Ltd.
6.500% due 02/13/2013		140	142
International Lease Finance Corp.
5.750% due 10/15/2006		98	98
4.875% due 09/01/2010		150	145
JPMorgan & Co., Inc.
5.750% due 10/15/2008		100	100
JPMorgan Chase & Co.
7.125% due 06/15/2009		100	104
6.625% due 03/15/2012		350	363
5.125% due 09/15/2014		100	95
4.750% due 03/01/2015		300	275
KFW International Finance
5.750% due 01/15/2008		30	30
Korea Development Bank
4.750% due 07/20/2009		300	291
Lehman Brothers Holdings, Inc.
5.659% due 12/23/2010		150	150
6.625% due 01/18/2012		30	31
4.800% due 03/13/2014		300	278
MBNA America Bank N.A.
7.125% due 11/15/2012		145	155
Merrill Lynch & Co., Inc.
5.207% due 04/26/2007		70	70
5.279% due 08/22/2008		300	300
5.370% due 02/05/2010		300	301
4.250% due 02/08/2010		100	95
Metlife, Inc.
5.250% due 12/01/2006		300	299
Mizuho Financial Group Cayman Ltd.
5.790% due 04/15/2014		150	147
Mizuho JGB Investment LLC
9.870% due 12/31/2049		100	107
Morgan Stanley
6.600% due 04/01/2012		100	104
5.300% due 03/01/2013		325	315
4.750% due 04/01/2014		400	367
5.375% due 10/15/2015		250	237
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		250	242
National Rural Utilities Cooperative Finance Corp.
7.250% due 03/01/2012		200	213
Preferred Term Securities XII
5.946% due 03/24/2034		100	100
Prudential Financial, Inc.
4.104% due 11/15/2006		30	30
5.460% due 06/13/2008		100	100
Prudential Insurance Co. of America
7.650% due 07/01/2007		250	255
Rabobank Capital Funding II
5.260% due 12/31/2049		50	47
Rabobank Capital Funding Trust
5.254% due 12/31/2016		300	275
Resona Bank Ltd.
5.850% due 09/29/2049		100	93
Royal Bank of Scotland Group PLC
9.118% due 03/31/2049		280	308
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049		300	280
UBS Preferred Funding Trust V
6.243% due 05/12/2049		500	494
United Overseas Bank Ltd.
5.375% due 09/03/2019		100	94
VTB Capital S.A. for Vneshtorgbank
6.174% due 09/21/2007		200	200
Wachovia Bank N.A.
7.800% due 08/18/2010		30	32
5.000% due 08/15/2015		300	280
Washington Mutual, Inc.
5.250% due 09/15/2017		250	229
Wells Fargo & Co.
5.145% due 01/12/2011		200	200
Wells Fargo Bank N.A.
6.450% due 02/01/2011		30	31

			18,436

Industrials 26.7%
Abitibi-Consolidated, Inc.
8.550% due 08/01/2010		100	95
Amerada Hess Corp.
7.875% due 10/01/2029		200	224
American Airlines, Inc.
6.978% due 04/01/2011		100	102
7.858% due 10/01/2011		50	53
American Greetings Corp.
7.375% due 06/01/2016		100	101
Barrick Gold Corp.
5.800% due 11/15/2034		100	90
Barrick Gold Finance Co.
4.875% due 11/15/2014		100	93
Beckman Coulter, Inc.
6.875% due 11/15/2011		30	31
Boston Scientific Corp.
6.000% due 06/15/2011		100	99
Canadian National Railway Co.
4.400% due 03/15/2013		80	74
Canadian Natural Resources Ltd.
5.450% due 10/01/2012		100	97
5.850% due 02/01/2035		200	182
CBS Corp.
5.625% due 08/15/2012		500	489
CenterPoint Energy Resources Corp.
7.875% due 04/01/2013		150	163
Chesapeake Energy Corp.
7.500% due 06/15/2014		200	201
7.000% due 08/15/2014		23	22
6.375% due 06/15/2015		100	93
Cisco Systems, Inc.
5.269% due 02/20/2009		60	60
Clear Channel Communications, Inc.
7.650% due 09/15/2010		90	94
Clorox Co.
5.444% due 12/14/2007		30	30
Comcast Cable Communications
6.750% due 01/30/2011		300	310
8.875% due 05/01/2017		35	41
Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013		100	111
Comcast Corp.
5.850% due 01/15/2010		200	200
5.300% due 01/15/2014		100	94
5.900% due 03/15/2016		100	96
7.050% due 03/15/2033		100	102
ConocoPhillips Australia Funding Co.
5.128% due 04/09/2009		200	200
Continental Airlines, Inc.
6.320% due 11/01/2008		50	50
6.503% due 06/15/2011		100	100
Coventry Health Care, Inc.
5.875% due 01/15/2012		100	97
Cox Communications, Inc.
5.450% due 12/14/2007		100	101
7.750% due 11/01/2010		130	138
6.750% due 03/15/2011		100	102
7.125% due 10/01/2012		100	104
4.625% due 06/01/2013		160	144
CSC Holdings, Inc.
8.125% due 07/15/2009		50	51
8.125% due 08/15/2009		50	51
Cyprus Amax Minerals Co.
7.375% due 05/15/2007		30	30
DaimlerChrysler N.A. Holding Corp.
5.780% due 09/10/2007		200	201
7.300% due 01/15/2012		100	104
DaVita, Inc.
6.625% due 03/15/2013		100	96
Delhaize America, Inc.
8.125% due 04/15/2011		250	264
Delta Air Lines, Inc.
7.379% due 05/18/2010		47	47
7.570% due 11/18/2010		100	100
Duke Energy Field Services LLC
5.375% due 10/15/2015		100	94
EnCana Corp.
4.750% due 10/15/2013		100	93
Enterprise Products Operating LP
5.000% due 03/01/2015		200	181
Fund American Cos., Inc.
5.875% due 05/15/2013		150	144
Gazprom International S.A.
7.201% due 02/01/2020		100	102
Georgia-Pacific Corp.
8.125% due 05/15/2011		100	100
Halliburton Co.
6.000% due 08/01/2006		200	200
Harrah’s Operating Co., Inc.
5.625% due 06/01/2015		200	185
HCA, Inc.
6.950% due 05/01/2012		200	196
Hilton Hotels Corp.
8.250% due 02/15/2011		230	242
Historic TW, Inc.
8.110% due 08/15/2006		100	100
HJ Heinz Co.
6.428% due 12/01/2020		200	203
Humana, Inc.
6.450% due 06/01/2016		200	199
Hyundai Motor Manufacturing Alabama LLC
5.300% due 12/19/2008		100	98
International Business Machines Corp.
8.375% due 11/01/2019		30	36
International Paper Co.
6.750% due 09/01/2011		300	310
JC Penney Corp., Inc.
8.000% due 03/01/2010		100	107
JetBlue Airways Corp.
9.579% due 03/15/2008		71	71
Kern River Funding Corp.
4.893% due 04/30/2018		69	65
Kinder Morgan Energy Partners LP
7.125% due 03/15/2012		350	363
5.000% due 12/15/2013		200	184
Kroger Co.
5.500% due 02/01/2013		200	192
Lamar Media Corp.
6.625% due 08/15/2015		100	93
MGM Mirage
6.625% due 07/15/2015		100	94
Motorola, Inc.
7.600% due 01/01/2007		200	202
Newmont Mining Corp.
5.875% due 04/01/2035		100	90
News America Holdings, Inc.
9.250% due 02/01/2013		400	464
Oracle Corp. & Ozark Holding, Inc.
5.000% due 01/15/2011		150	145
Packaging Corp. of America
5.750% due 08/01/2013		100	95
Pemex Project Funding Master Trust
8.000% due 11/15/2011		260	276
Petrobras International Finance Co.
9.750% due 07/06/2011		150	170
Phelps Dodge Corp.
8.750% due 06/01/2011		200	221
9.500% due 06/01/2031		200	249
Pioneer Natural Resources Co.
5.875% due 07/15/2016		200	183
Plum Creek Timberlands LP
5.875% due 11/15/2015		200	191
Premcor Refining Group, Inc.
6.750% due 02/01/2011		100	103
Reynolds American, Inc.
7.250% due 06/01/2012		100	99
Safeway, Inc.
5.830% due 03/27/2009		200	200
4.950% due 08/16/2010		100	96
Starwood Hotels & Resorts Worldwide, Inc.
7.875% due 05/01/2012		100	105
Systems 2001 Asset Trust LLC
6.664% due 09/15/2013		62	64
Time Warner, Inc.
6.750% due 04/15/2011		25	26
6.875% due 05/01/2012		500	517
7.700% due 05/01/2032		100	109
Transcontinental Gas Pipe Line Corp.
8.875% due 07/15/2012		30	33
Transocean, Inc.
7.500% due 04/15/2031		190	212
Tyson Foods, Inc.
6.600% due 04/01/2016		200	196
United Airlines, Inc.
10.125% due 03/22/2015 (b)		100	51
USX Corp.
6.850% due 03/01/2008		30	31
Vale Overseas Ltd.
6.250% due 01/11/2016		100	96
Valero Energy Corp.
6.125% due 04/15/2007		100	100
3.500% due 04/01/2009		100	94
Wal-Mart Stores, Inc.
6.875% due 08/10/2009		30	31
Walt Disney Co.
6.375% due 03/01/2012		100	103
Waste Management, Inc.
7.000% due 10/15/2006		250	251
7.100% due 08/01/2026		10	11
WellPoint, Inc.
4.250% due 12/15/2009		100	95
Weyerhaeuser Co.
6.125% due 03/15/2007		38	38
Williams Cos., Inc.
6.375% due 10/01/2010		100	98
Wyeth
4.375% due 03/01/2008		100	98
Wynn Las Vegas LLC
6.625% due 12/01/2014		100	95
XTO Energy, Inc.
7.500% due 04/15/2012		100	106
6.250% due 04/15/2013		100	100
6.100% due 04/01/2036		100	91
Yum! Brands, Inc.
8.875% due 04/15/2011		275	307

			14,821

Utilities 17.0%
Appalachian Power Co.
3.600% due 05/15/2008		100	96
AT&T Corp.
7.300% due 11/15/2011		447	475
9.750% due 11/15/2031		200	230
AT&T, Inc.
5.100% due 09/15/2014		300	279
BellSouth Corp.
5.200% due 09/15/2014		300	280
5.200% due 12/15/2016		100	91
British Telecommunications PLC
8.375% due 12/15/2010		100	110
CenturyTel, Inc.
8.375% due 10/15/2010		100	108
Cingular Wireless LLC
6.500% due 12/15/2011		50	51
Constellation Energy Group, Inc.
7.000% due 04/01/2012		100	104
Consumers Energy Co.
5.000% due 02/15/2012		100	95
5.375% due 04/15/2013		100	96
5.500% due 08/15/2016		100	94
Deutsche Telekom International Finance BV
8.000% due 06/15/2010		330	355
Duke Energy Corp.
6.250% due 01/15/2012		130	132
6.450% due 10/15/2032		200	199
Embarq Corp.
7.082% due 06/01/2016		200	199
Entergy Gulf States, Inc.
3.600% due 06/01/2008		150	143
4.875% due 11/01/2011		100	94
Entergy Louisiana LLC
5.560% due 09/01/2015		50	47
Exelon Corp.
4.900% due 06/15/2015		200	183
FirstEnergy Corp.
6.450% due 11/15/2011		100	102
Florida Power Corp.
5.570% due 11/14/2008		50	50
France Telecom S.A.
7.750% due 03/01/2011		230	247
GTE South, Inc.
6.125% due 06/15/2007		30	30
Indianapolis Power & Light
6.300% due 07/01/2013		150	151
MidAmerican Energy Holdings Co.
7.630% due 10/15/2007		200	204
Nevada Power Co.
6.500% due 05/15/2018		150	147
Niagara Mohawk Power Corp.
7.750% due 10/01/2008		30	31
Nisource Finance Corp
7.875% due 11/15/2010		100	107
Ohio Edison Co.
5.647% due 06/15/2009		100	99
5.450% due 05/01/2015		100	95
PNPP II Funding Corp.
8.510% due 11/30/2006		14	14
PPL Capital Funding Trust I
4.330% due 03/01/2009		200	192
Progress Energy, Inc.
7.100% due 03/01/2011		200	209
6.850% due 04/15/2012		200	208
PSEG Power LLC
6.950% due 06/01/2012		200	208
8.625% due 04/15/2031		100	123
Qwest Corp.
8.579% due 06/15/2013		100	106
Ras Laffan Liquefied Natural Gas Co. Ltd.
3.437% due 09/15/2009		49	47
Sierra Pacific Power Co.
6.000% due 05/15/2016		200	191
Southern California Edison Co.
5.000% due 01/15/2014		200	189
Sprint Capital Corp.
6.000% due 01/15/2007		40	40
8.375% due 03/15/2012		500	553
6.875% due 11/15/2028		100	101
System Energy Resources, Inc.
4.875% due 10/01/2007		100	99
TECO Energy, Inc.
6.750% due 05/01/2015		100	98
Telecom Italia Capital S.A.
4.000% due 01/15/2010		200	187
5.250% due 11/15/2013		100	93
Telefonica Emisones SAU
5.984% due 06/20/2011		100	100
Telus Corp.
8.000% due 06/01/2011		30	33
Time Warner Telecom Holdings, Inc.
9.170% due 02/15/2011		100	102
TXU Energy Co. LLC
7.000% due 03/15/2013		200	204
Verizon Communications, Inc.
5.350% due 02/15/2011		200	195
Verizon Global Funding Corp.
7.375% due 09/01/2012		300	319
7.750% due 12/01/2030		200	216
Verizon New England, Inc.
6.500% due 09/15/2011		200	200
Verizon Wireless Capital LLC
5.375% due 12/15/2006		200	200
Virginia Electric & Power Co.
5.375% due 02/01/2007		80	80
5.400% due 01/15/2016		200	189
Vodafone Group PLC
5.560% due 06/29/2007		50	50
3.950% due 01/30/2008		30	29
7.750% due 02/15/2010		30	32
Xcel Energy, Inc.
6.500% due 07/01/2036		100	98

			9,429

Total Corporate Bonds & Notes (Cost $44,328)			42,686

U.S. GOVERNMENT AGENCIES 7.5%
Fannie Mae
5.500% due 07/13/2036		4,300	4,131

Total U.S. Government Agencies (Cost $4,161)			4,131

SOVEREIGN ISSUES 1.9%
Brazilian Government International Bond
8.000% due 01/15/2018		126	133
Croatia Government International Bond
5.625% due 07/31/2010		31	31
Mexico Government International Bond
8.375% due 01/14/2011		270	295
8.300% due 08/15/2031		80	93
Panama Government International Bond
9.625% due 02/08/2011		100	111
Russia Government International Bond
10.000% due 06/26/2007		83	86
5.000% due 03/31/2030		150	160
South Africa Government International Bond
9.125% due 05/19/2009		30	32
7.375% due 04/25/2012		90	94

Total Sovereign Issues (Cost $1,013)			1,035

FOREIGN CURRENCY-DENOMINATED ISSUES (g) 3.8%
BAT International Finance PLC
3.625% due 06/29/2012	EUR	325	393
Credit Logement S.A.
4.604% due 03/29/2049		300	378
Deutsche Telekom International Finance BV
8.125% due 05/29/2012		100	151
France Telecom S.A.
6.750% due 03/14/2008		90	120
HSBC Holdings PLC
5.375% due 12/20/2012		60	81
RBS Capital Trust A
6.467% due 12/29/2049		325	455
Rogers Cable, Inc.
7.250% due 12/15/2011	CAD	50	45
Rogers Wireless, Inc.
7.625% due 12/15/2011		50	46
Telefonica Europe BV
5.125% due 02/14/2013	EUR	325	422

Total Foreign Currency-Denominated Issues (Cost $1,992)			2,091

		# of Contracts
PURCHASED PUT OPTIONS 0.0%
90-Day Eurodollar March Futures (CME)
Strike @ $92.000 Exp. 03/19/2007		$45	0
90-Day Eurodollar September Futures (CME)
Strike @ $90.250 Exp. 09/17/2007		22	0

Total Purchased Put Options (Cost $1)			0

	# of Shares
CONVERTIBLE PREFERRED STOCK 0.2%
Metlife, Inc.
6.375% due 08/15/2008		4,000	111

Total Convertible Preferred Stock (Cost $100)			111

PREFERRED STOCK 0.2%
Goldman Sachs Group, Inc.
5.060% due 12/31/2049		4,000	103

Total Preferred Stock (Cost $100)			103

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS (g) 14.2%
Belgium Treasury Bills 0.9%
2.759% due 09/14/2006	EUR	410	522

Commercial Paper 4.8%
Barclays U.S. Funding Corp.
5.140% due 09/05/2006		$400	396
Danske Corp.
5.280% due 07/17/2006		800	798
Westpac Capital Corp.
5.120% due 09/01/2006		1,500	1,486

			2,680

France Treasury Bills 4.9%
2.567% due 07/27/2006-09/14/2006 (c)	EUR	2,120	2,706

Repurchase Agreements 3.1%
Lehman Brothers Inc.
4.600% due 07/03/2006		$1,500	1,500
(Dated 06/30/2006. Collateralized by U.S. Treasury Notes 3.250% due 08/15/2007 valued at $1,536. Repurchase proceeds are $1,501.)
State Street Bank
4.900% due 07/03/2006		236	236
(Dated 06/30/2006. Collateralized by Federal Home Loan Bank 3.375% due 02/23/2007 valued at $245. Repurchase proceeds are $236.)

			1,736

U.S. Treasury Bills 0.5%
4.795% due 08/31/2006-09/14/2006 (c)(d)		255	253

Total Short-Term Instruments (Cost $7,844)			7,897

Total Investments (a) 104.8% (Cost $59,539)			$58,054
Written Options (f) (0.0%) (Premiums $20)			(9)
Other Assets and Liabilities (Net) (4.8%)			(2,649)

Net Assets 100.0%			$55,396

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) As of June 30, 2006, portfolio securities with an aggregate market value of $151 were valued in good faith and pursuant to guidelines established by the Board of Trustees.

(b) Security is in default.

(c) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d) Securities with an aggregate market value of $252 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	72	$(81)
90-Day Eurodollar June Futures	Long	06/2007	30	(65)
90-Day Eurodollar March Futures	Long	03/2008	60	(30)
90-Day Eurodollar September Futures	Long	09/2007	85	(133)
90-Day Eurodollar September Futures	Short	09/2008	50	60
U.S. Treasury 30-Year Bond September Futures	Long	09/2006	16	(12)

				$(261)

(e) Swap agreements outstanding on June 30, 2006:

Interest	Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	6-month GBP-LIBOR	Receive	4.000%	12/15/2035	GBP	900	$4
Citibank N.A.	6-month EUR-LIBOR	Receive	5.000%	06/17/2012	EUR	200	11
Morgan Stanley Dean Witter & Co.	6-month EUR-LIBOR	Pay	6.000%	06/18/2034		900	8
UBS Warburg LLC	6-month JPY-LIBOR	Receive	2.000%	12/15/2015	JPY	130,000	11
Bank of America	3-month USD-LIBOR	Receive	5.000%	12/20/2016		$400	5
Deutsche Bank AG	3-month USD-LIBOR	Pay	5.000%	12/20/2036		500	(5)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2013		1,000	12
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		5,040	62
J.P. Morgan Chase & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2011		5,800	(51)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		200	2
Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Pay	6.000%	06/15/2025		2,000	(147)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2036		1,000	(9)

							$(97)

Credit	Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Bear Stearns & Co., Inc.	EnCana Corp. 4.750% due 10/15/2013	Sell	0.530%	09/20/2009	$200	$2
Bear Stearns & Co., Inc.	CenturyTel, Inc. 7.875% due 08/15/2012	Buy	(0.355%)	06/20/2010	100	1
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.600%	06/20/2010	100	3
Bear Stearns & Co., Inc.	Phelps Dodge Corp. 8.750% due 06/01/2011	Sell	0.750%	06/20/2010	100	1
BNP Paribas Bank	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.265%	03/20/2011	200	0
BNP Paribas Bank	Union Pacific Corp. 6.125% due 01/15/2012	Buy	(0.215%)	06/20/2011	100	0
Citibank N.A.	Raytheon Co. 7.200% due 08/15/2027	Buy	(0.090%)	06/20/2009	100	0
Citibank N.A.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	298	2
Citibank N.A.	Dominion Resources, Inc. 5.200% due 01/15/2016	Sell	0.670%	06/20/2015	100	0
Credit Suisse First Boston	International Game Technology 0.000% convertible until 01/29/2006	Sell	0.350%	03/20/2010	200	1
Goldman Sachs & Co.	Federated Department Stores, Inc. 6.625% due 04/01/2011	Buy	(0.290%)	06/20/2011	100	0
Goldman Sachs & Co.	Nordstrom, Inc. 6.950% due 03/15/2028	Buy	(0.180%)	06/20/2011	100	0
Goldman Sachs & Co.	Southwest Airlines Co. 6.500% due 03/01/2012	Buy	(0.290%)	06/20/2011	100	0
Goldman Sachs & Co.	Washington Mutual, Inc. 4.000% due 01/15/2009	Buy	(0.385%)	06/20/2016	250	2
J.P. Morgan Chase & Co.	Altria Group, Inc. 7.000% due 11/04/2013	Sell	0.200%	09/20/2006	250	0
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.450% due 07/16/2031	Buy	(3.700%)	12/20/2006	200	0
J.P. Morgan Chase & Co.	American International Group, Inc. 4.250% due 05/15/2013	Sell	0.350%	06/20/2010	50	0
J.P. Morgan Chase & Co.	Altria Group, Inc. 7.000% due 11/04/2013	Sell	1.100%	09/20/2010	300	7
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.450% due 07/16/2031	Sell	4.450%	12/20/2006	200	1
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG3 Index	Buy	(0.250%)	03/20/2007	298	0
Lehman Brothers, Inc.	Union Pacific Corp. 6.650% due 01/15/2011	Sell	0.280%	03/20/2010	100	0
Merrill Lynch & Co., Inc.	XTO Energy, Inc. 6.250% due 04/15/2013	Sell	0.380%	03/20/2010	200	0
Merrill Lynch & Co., Inc.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.300%	06/20/2010	200	1
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.550%	09/20/2006	400	0
Morgan Stanley Dean Witter & Co.	ConocoPhillips 4.750% due 10/15/2012	Sell	0.230%	03/20/2011	300	0
Morgan Stanley Dean Witter & Co.	Walt Disney Co. 6.375% due 03/01/2012	Buy	(0.180%)	06/20/2011	100	0

						$21

+	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

(f) Written options outstanding on June 30, 2006:

Options	on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$108.000	08/25/2006	15	$3	$1
Call - CBOT U.S. Treasury 10-Year Note September Futures	107.000	08/25/2006	45	9	4
Put - CBOT U.S. Treasury 10-Year Note September Futures	103.000	08/25/2006	15	1	2
Put - CBOT U.S. Treasury Note September Futures	102.000	08/25/2006	45	7	2

				$20	$9

(g) Forward foreign currency contracts outstanding on June 30, 2006:

Type	Principal Amount Covered by Contract		Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	58	07/2006	$2	$0	$2
Buy		51	08/2006	0	0	0
Sell	CAD	100	07/2006	1	0	1
Buy	CLP	14,495	07/2006	0	(1)	(1)
Sell		14,496	07/2006	0	0	0
Buy		13,000	08/2006	0	0	0
Buy		14,496	09/2006	0	0	0
Buy	EUR	50	07/2006	1	0	1
Sell		4,613	07/2006	0	(104)	(104)
Sell	GBP	15	07/2006	0	0	0
Buy	INR	1,109	08/2006	0	(1)	(1)
Buy		911	09/2006	0	0	0
Buy	JPY	97,463	08/2006	0	(4)	(4)
Buy	KRW	21,900	07/2006	1	0	1
Sell		21,900	07/2006	0	0	0
Buy		8,246	08/2006	0	0	0
Buy		57,869	09/2006	1	0	1
Buy	MXN	370	08/2006	0	(2)	(2)
Buy		339	09/2006	0	(2)	(2)
Buy	PEN	83	08/2006	0	0	0
Sell		83	08/2006	0	0	0
Buy		35	09/2006	0	0	0
Sell		35	09/2006	0	0	0
Buy	PLN	34	09/2006	0	0	0
Buy		111	11/2006	0	(1)	(1)
Buy	RUB	286	07/2006	0	0	0
Sell		286	07/2006	0	0	0
Buy		200	08/2006	0	0	0
Buy		1,293	09/2006	1	0	1
Buy	SGD	17	07/2006	0	0	0
Sell		17	07/2006	0	0	0
Buy		53	08/2006	1	0	1
Buy		35	09/2006	0	0	0
Buy	SKK	834	08/2006	1	0	1
Buy		1,432	09/2006	1	0	1
Buy	TWD	241	08/2006	0	0	0
Buy		335	09/2006	0	0	0
Buy	ZAR	152	11/2006	0	(3)	(3)

				$10	$(118)	$(108)

See accompanying notes

Schedule of Investments

Japanese StocksPLUS® TR Strategy Fund

June 30, 2006 (Unaudited)

		Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 1.6%
Banking & Finance 0.6%
Banque Centrale de Tunisie
7.375% due 04/25/2012		$12	$13
Rabobank Nederland
5.088% due 01/15/2009		200	200
Santander U.S. Debt S.A. Unipersonal
5.220% due 02/06/2009		200	200

			413

Industrials 0.4%
HCA, Inc.
7.250% due 05/20/2008		300	305
5.250% due 11/06/2008		10	10

			315

Utilities 0.6%
Embarq Corp.
6.738% due 06/01/2013		300	299
NRG Energy, Inc.
7.375% due 02/01/2016		100	98

			397

Total Corporate Bonds & Notes (Cost $1,129)			1,125

MUNICIPAL BONDS & NOTES 0.0%
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2005
7.010% due 06/15/2034		15	15

Total Municipal Bonds & Notes (Cost $16)			15

U.S. GOVERNMENT AGENCIES 63.9%
Fannie Mae
3.854% due 10/01/2033		837	815
4.000% due 08/25/2009		23	23
4.194% due 11/01/2034		83	81
4.810% due 09/22/2006		200	200
4.876% due 12/01/2035		267	263
5.000% due 09/01/2020 - 07/13/2036 (b)		12,000	11,333
5.211% due 03/01/2044 - 10/01/2044 (b)		1,346	1,352
5.404% due 07/01/2032		57	57
5.422% due 01/25/2021		478	477
5.500% due 02/01/2035 - 07/13/2036 (b)		29,399	28,253
5.574% due 11/28/2035		300	300
5.672% due 05/25/2042 - 09/25/2042 (b)		293	295
6.375% due 11/25/2023		95	98
Freddie Mac
2.750% due 02/15/2012		20	20
3.500% due 03/15/2010		10	10
4.000% due 05/15/2016 - 07/15/2017 (b)		809	792
5.000% due 06/15/2013		5	5
5.211% due 02/25/2045		436	433
5.399% due 10/15/2020		40	41
5.500% due 08/15/2030 - 05/01/2035 (b)		468	449

Total U.S. Government Agencies (Cost $45,685)			45,297

U.S. TREASURY OBLIGATIONS 7.8%
U.S. Treasury Bonds
8.875% due 08/15/2017		100	131
6.625% due 02/15/2027		400	466
6.125% due 11/15/2027		100	110
U.S. Treasury Notes
3.875% due 05/15/2010		4,270	4,088
3.875% due 02/15/2013		100	93
4.250% due 08/15/2015		700	655

Total U.S. Treasury Obligations (Cost $5,672)			5,543

MORTGAGE-BACKED SECURITIES 9.1%
Bear Stearns Adjustable Rate Mortgage Trust
4.625% due 10/25/2035		187	181
Citigroup Mortgage Loan Trust, Inc.
4.900% due 10/25/2035		479	469
Countrywide Alternative Loan Trust
4.500% due 06/25/2035		155	152
5.291% due 02/25/2036		192	192
5.602% due 02/25/2036		194	195
5.522% due 05/25/2036		294	294
Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 11/20/2025		92	91
5.250% due 11/20/2035		90	89
CSAB Mortgage-Backed Trust
5.422% due 06/25/2036		281	281
Downey Savings & Loan Association Mortgage Loan Trust
5.512% due 08/19/2045		176	177
Harborview Mortgage Loan Trust
5.492% due 03/19/2037		198	198
JP Morgan Chase Commercial Mortgage Securities Corp.
3.175% due 01/12/2037		27	27
Lehman XS Trust
5.402% due 06/25/2036		400	401
5.402% due 04/25/2046		284	284
5.412% due 05/25/2046		293	293
Mellon Residential Funding Corp.
5.639% due 12/15/2030		124	125
5.549% due 11/15/2031		226	226
Residential Accredit Loans, Inc.
5.532% due 03/25/2046		299	299
Structured Adjustable Rate Mortgage Loan Trust
5.542% due 01/25/2035		97	97
Structured Asset Mortgage Investments, Inc.
5.542% due 09/25/2035		200	200
5.361% due 02/25/2036		195	195
Washington Mutual, Inc.
5.592% due 12/25/2027		47	47
3.804% due 06/25/2034		400	379
5.084% due 05/25/2041		105	105
5.592% due 12/26/2045		181	182
5.259% due 05/25/2046		295	292
5.123% due 06/25/2046		297	297
Wells Fargo Mortgage-Backed Securities Trust
4.320% due 07/25/2035		300	290
4.950% due 03/25/2036		385	379

Total Mortgage-Backed Securities (Cost $6,453)			6,437

ASSET-BACKED SECURITIES 12.9%
AAA Trust
5.422% due 11/26/2035		13	13
ACE Securities Corp.
5.392% due 12/25/2035		154	154
5.472% due 12/25/2035		200	200
Ameriquest Mortgage Securities, Inc.
5.402% due 03/25/2035		147	147
Argent Securities, Inc.
5.402% due 03/25/2036		161	162
5.392% due 05/25/2036		261	261
Basic Asset-Backed Securities Trust
5.402% due 04/25/2036		267	267
Bear Stearns Asset-Backed Securities, Inc.
5.402% due 11/25/2035		145	145
5.392% due 12/25/2035		138	138
Chase Manhattan Auto Owner Trust
4.730% due 03/15/2008		200	200
Citigroup Mortgage Loan Trust, Inc.
5.420% due 08/25/2036		300	300
5.402% due 12/27/2036		143	143
Countrywide Asset-Backed Certificates
5.482% due 08/25/2033		156	156
5.392% due 02/25/2036		177	177
5.452% due 02/25/2036		183	183
5.371% due 07/25/2036		300	300
FBR Securitization Trust
5.442% due 10/25/2035		55	55
First Franklin Mortgage Loan Asset-Backed Certificates
5.392% due 03/25/2035		169	169
5.412% due 01/25/2036		256	257
First NLC Trust
5.442% due 02/25/2036		466	467
Fremont Home Loan Trust
5.412% due 01/25/2036		125	125
5.372% due 05/25/2036		277	277
5.422% due 05/25/2036		300	300
GE-WMC Mortgage Securities LLC
5.422% due 01/25/2036		148	149
GSAMP Trust
5.412% due 11/25/2035		162	162
5.392% due 04/25/2036		155	155
HFC Home Equity Loan Asset-Backed Certificates
5.617% due 09/20/2033		30	30
Home Equity Asset Trust
5.402% due 05/25/2036		174	174
HSI Asset Securitization Corp. Trust
5.402% due 12/25/2035		166	166
Indymac Residential Asset-Backed Trust
5.412% due 03/25/2036		167	167
JP Morgan Mortgage Acquisition Corp.
5.392% due 01/25/2026		132	132
5.382% due 01/25/2032		239	239
Long Beach Mortgage Loan Trust
5.412% due 01/25/2036		233	233
5.392% due 03/25/2036		242	242
5.382% due 04/25/2036		277	277
MASTR Asset-Backed Securities Trust
5.432% due 11/25/2035		145	145
MBNA Credit Card Master Note Trust
5.699% due 03/15/2010		200	201
Merrill Lynch Mortgage Investors, Inc.
5.382% due 03/25/2037		259	259
Morgan Stanley ABS Capital I, Inc.
5.132% due 06/25/2036		300	300
Popular ABS Mortgage Pass-Through Trust
5.432% due 09/25/2035		110	110
Residential Asset Mortgage Products, Inc.
5.402% due 12/25/2007		159	159
5.402% due 01/25/2036		144	144
Residential Asset Securities Corp.
5.402% due 10/27/2024		171	171
5.412% due 01/25/2036		79	79
5.362% due 06/25/2036		99	99
Securitized Asset-Backed Receivables LLC Trust
5.392% due 10/25/2035		136	137
SLM Student Loan Trust
5.120% due 07/25/2013		85	85
Soundview Home Equity Loan Trust
5.392% due 02/25/2036		154	154
5.392% due 05/25/2036		181	181
Structured Asset Securities Corp.
4.900% due 04/25/2035		71	68
Wachovia Auto Owner Trust
4.820% due 02/20/2009		100	100

Total Asset-Backed Securities (Cost $9,112)			9,114

SOVEREIGN ISSUES 0.2%
Brazilian Government International Bond
10.500% due 07/14/2014		25	30
8.000% due 01/15/2018		73	77
Mexico Government International Bond
10.375% due 02/17/2009		20	22
Panama Government International Bond
9.625% due 02/08/2011		14	16
Russia Government International Bond
8.250% due 03/31/2010		27	28

Total Sovereign Issues (Cost $173)			173

		Notional Amount (000s)
PURCHASED CALL OPTIONS 0.0%
U.S. dollar versus Japanese Yen (OTC)
Strike @ JPY120.700 Exp. 12/11/2006		100	0

Total Purchased Call Options (Cost $1)			0

		# of Contracts
PURCHASED PUT OPTIONS 0.0%
90-Day Eurodollar June Futures (CME)
Strike @ $91.250 Exp. 06/18/2007		16	0
U.S. Treasury 10-Year Note September Futures (CBOT)
Strike @ $100.000 Exp. 08/25/2006		64	1

Total Purchased Put Options (Cost $1)			1

		Notional Amount (000s)
PURCHASED STRADDLE OPTIONS (h) 0.0%
Call & Put - OTC Euro versus U.S. dollar Forward Delta Neutral Straddle
Strike @ $0.000 Exp. 09/25/2007	EUR	1,000	(1)

Total Purchased Straddle Options (Cost $1)			(1)

		Shares
EXCHANGE-TRADED FUNDS 2.2%
iShares MSCI Japan Index Fund		116,689	1,592

Total Exchange-Traded Funds (Cost $1,728)			1,592

		Principal Amount (000s)
SHORT-TERM INSTRUMENTS 45.3%
Commercial Paper 28.9%
Bank of Ireland
5.090% due 08/17/2006		$1,800	1,789
Barclays U.S. Funding Corp.
5.055% due 08/16/2006		1,700	1,689
BNP Paribas Finance
5.000% due 08/28/2006		1,400	1,389
CBA (de) Finance
5.080% due 08/21/2006		1,700	1,688
Countrywide Funding Corp.
4.911% due 10/18/2006		500	500
DnB NORBank ASA
4.960% due 07/20/2006		1,100	1,097
5.080% due 08/02/2006		1,000	996
General Electric Capital Corp.
5.060% due 08/16/2006		1,700	1,689
HBOS Treasury Services PLC
5.040% due 08/07/2006		1,000	995
5.055% due 08/17/2006		900	894
Nordea N.A., Inc.
5.090% due 08/24/2006		1,800	1,787
Societe Generale N.A.
4.990% due 08/23/2006		1,200	1,192
5.100% due 08/24/2006		800	794
Spintab AB
5.120% due 08/01/2006		900	896
Svenska Handelsbanken, Inc.
4.890% due 07/06/2006		500	500
UBS Finance Delaware LLC
5.080% due 08/21/2006		600	596
Westpac Capital Corp.
5.120% due 09/01/2006		1,100	1,090
Westpac Trust Securities NZ Ltd.
4.960% due 07/20/2006		900	898

			20,479

Repurchase Agreement 1.1%
State Street Bank
4.900% due 07/03/2006		777	777
(Dated 06/30/2006. Collateralized by Fannie Mae 5.000% due 01/15/2007 valued at $795. Repurchase proceeds are $777.)

U.S. Treasury Bills 15.3%
4.745% due 08/31/2006-09/14/2006 (b)(c)		10,950	10,849

Total Short-Term Instruments (Cost $32,113)			32,105

Total Investments (a) 143.0% (Cost $102,084)			$101,401
Written Options (e) (0.0%)			(1)
(Premiums $13)
Other Assets and Liabilities (Net) (43.0%)			(30,481)

Net Assets 100.0%			$70,919

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) As of June 30, 2006, portfolio securities with an aggregate market value of $1,689 were valued in good faith and pursuant to guidelines established by the Board of Trustees.

(b) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(c) Securities with an aggregate market value of $198 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	15	$(32)
90-Day Eurodollar March Futures	Long	03/2007	37	(27)
Euro-Bobl 5-Year Note September Futures	Short	09/2006	4	2
U.S. Treasury 10-Year Note September Futures	Long	09/2006	143	(87)
U.S. Treasury 30-Year Bond September Futures	Short	09/2006	28	6

				$(138)

(d) Swap agreements outstanding on June 30, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	6-month GBP-LIBOR	Receive	4.000%	12/15/2035	GBP	200	$12
Deutsche Bank AG	6-month GBP-LIBOR	Receive	4.000%	06/21/2036		0	17
Goldman Sachs & Co.	6-month GBP-LIBOR	Receive	4.250%	06/12/2036		100	0
Barclays Bank PLC	6-month EUR-LIBOR	Receive	4.000%	12/15/2014	EUR	400	2
J.P. Morgan Chase & Co.	6-month EUR-LIBOR	Receive	4.000%	12/15/2014		200	9
Morgan Stanley Dean Witter & Co.	6-month JPY-LIBOR	Receive	2.000%	12/20/2013	JPY	2,000	0
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2011		$400	(3)
Citibank N.A.	3-month USD-LIBOR	Pay	5.000%	12/20/2036		500	(4)
Deutsche Bank AG	3-month USD-LIBOR	Pay	5.000%	12/20/2013		3,500	(42)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		400	5
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2036		600	(5)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/20/2011		300	(3)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		200	2
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2011		300	(3)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2036		900	(8)
Royal Bank of Scotland PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2011		1,200	(10)

							$(31)

Total Return Swaps

Counterparty	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation
Goldman Sachs & Co.	iShares MSCI Japan Index Fund	1-month USD-LIBOR plus 0.100%	11/15/2006	66,417,804	$2,873

(e) Written options outstanding on June 30, 2006:

Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 10-Year Interest Rate Swap	Bank of America	3-month USD-LIBOR	Receive	4.600%	01/02/2007	$100	$1	$0
Put - OTC 10-Year Interest Rate Swap	Bank of America	3-month USD-LIBOR	Pay	5.900%	01/02/2007	100	1	1

							$2	$1

Foreign Currency Options

Description		Exercise Price	Expiration Date	Notional Amount	Premium	Value
Put - OTC U.S. dollar versus Japanese Yen	JPY	112.000	07/03/2006	$2,000	$11	$0

					$11	$0

(f) Short sales outstanding on June 30, 2006:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value à
U.S. Treasury Note	4.750%	05/15/2014	$100	$98	$98

à	Market value includes $1 of interest payable on short sales.

(g) Forward foreign currency contracts outstanding on June 30, 2006:

Type		Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CNY	7,109	05/2007	$0	$(7)	$(7)
Buy	EUR	223	07/2006	0	(1)	(1)
Buy		123	09/2006	2	0	2
Buy	GBP	10	07/2006	0	0	0
Sell		10	07/2006	0	0	0
Buy	JPY	99,503	07/2006	6	0	6
Sell		6,855,638	07/2006	333	(2)	331
Buy		498,852	08/2006	0	(84)	(84)
Sell		1,492,050	08/2006	445	(9)	436

				$786	$(103)	$683

(h) Exercise price and premium determined on a future date, based upon implied volatility parameters.

See accompanying notes

Schedule of Investments

Long-Term U.S. Government Fund

June 30, 2006 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 5.5%
Banking & Finance 4.4%
Allstate Financial Global Funding
5.250% due 02/01/2007	$100	$100
Allstate Life Global Funding Trusts
5.160% due 01/25/2008	2,200	2,203
Bayerische Landesbank
6.625% due 06/25/2007	250	251
Citigroup, Inc.
5.166% due 01/30/2009	13,800	13,807
General Electric Capital Corp.
5.311% due 03/04/2008	10,000	10,009
Goldman Sachs Group, Inc.
5.265% due 06/28/2010	2,300	2,314
HSBC Finance Corp.
5.459% due 09/15/2008	15,000	15,040
Inter-American Development Bank
6.625% due 03/07/2007	340	343
JPMorgan Chase & Co.
5.250% due 05/30/2007	50	50
Lehman Brothers Holdings, Inc.
5.180% due 01/23/2009	9,200	9,210
Morgan Stanley
5.800% due 04/01/2007	100	100
5.276% due 02/09/2009	8,000	8,015
Postal Square LP
6.500% due 06/15/2022	1,612	1,647
Pricoa Global Funding I
4.280% due 01/25/2008	2,200	2,203
U.S. Trade Funding Corp.
4.260% due 11/15/2014	7,209	6,921
Wells Fargo & Co.
5.125% due 02/15/2007	250	249
5.509% due 03/23/2010	10,800	10,812

		83,274

Industrials 0.6%
DaimlerChrysler N.A. Holding Corp.
5.740% due 03/13/2009	11,800	11,817

Utilities 0.5%
GTE Corp.
7.510% due 04/01/2009	100	104
Verizon Global Funding Corp.
5.300% due 08/15/2007	9,500	9,504

		9,608

Total Corporate Bonds & Notes (Cost $104,799)		104,699

MUNICIPAL BONDS & NOTES 0.9%
Chicago, Illinois Motor Fuel Tax Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 01/01/2033	2,110	2,147
Dawson Ridge, Colorado Metropolitan District No. 1 General Obligation Bonds, Series 1992
0.000% due 10/01/2022	6,800	3,069
Detroit, Michigan School District General Obligation Bonds, (FGID Q-SBLF Insured), Series 2003
5.000% due 05/01/2033	400	405
Florida State Board of Education General Obligation Bonds, Series 2002
5.000% due 06/01/2032	1,200	1,226
Foothill, California Eastern Transportation Corridor Agency Revenue Bonds, Series 1995
0.000% due 01/01/2029	1,970	649
Irving, Texas Independent School District General Obligation Notes, (PSF Insured), Series 2003
5.000% due 02/15/2031	1,515	1,535
Massachusetts State Water Pollution Abatement Revenue Bonds, Series 2002
5.000% due 08/01/2032	5,000	5,105
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2002
5.125% due 06/15/2034	1,675	1,720
San Antonio, Texas Water Revenue Bonds, (FSA Insured), Series 2002
5.000% due 05/15/2032	2,000	2,019

Total Municipal Bonds & Notes (Cost $17,438)		17,875

U.S. GOVERNMENT AGENCIES 26.6%
Fannie Mae
0.010% due 03/25/2009 (b)	460	430
4.231% due 11/01/2034	1,252	1,237
4.493% due 07/01/2035	1,571	1,548
4.500% due 10/25/2023 - 09/01/2035 (f)	8,422	7,442
5.000% due 11/25/2015 - 04/25/2035 (f)	14,456	13,040
5.125% due 07/16/2018	500	466
5.211% due 03/01/2044	2,688	2,701
5.249% due 11/28/2035	124	124
5.353% due 04/01/2028	162	163
5.362% due 10/01/2024	248	245
5.372% due 09/25/2035	3,486	3,488
5.402% due 07/25/2035	9,400	9,409
5.412% due 09/25/2035	15,000	15,017
5.452% due 03/18/2031	1,519	1,523
5.470% due 08/01/2026	20	20
5.500% due 01/01/2033 - 07/13/2036 (f)	38,578	36,873
5.800% due 02/09/2026	15,000	14,480
5.919% due 05/01/2025	62	63
5.922% due 10/25/2017	338	342
5.928% due 11/01/2023	498	500
6.000% due 05/17/2027	1,747	1,754
6.217% due 02/01/2028	32	33
6.222% due 04/25/2032	288	295
6.250% due 12/25/2013	7	7
6.500% due 11/25/2023 - 01/25/2024 (f)	647	659
6.535% due 12/01/2027	237	241
6.625% due 11/15/2030	25,000	28,401
6.750% due 06/25/2032	5,207	5,242
6.900% due 05/25/2023	362	370
6.950% due 07/25/2020	112	115
7.000% due 06/25/2022 - 05/18/2027 (f)	4,829	4,964
7.081% due 10/01/2024	7	7
7.500% due 07/01/2032	11	12
7.800% due 10/25/2022	50	53
9.000% due 08/01/2021 - 06/01/2027 (f)	158	171
14.600% due 09/25/2007 (c)	0	1
1197.968% due 08/25/2007 (c)	0	1
Federal Farm Credit Bank
4.375% due 06/16/2015	20,000	18,420
5.125% due 07/09/2029	675	629
5.150% due 03/25/2020	1,000	945
5.750% due 12/07/2028	500	505
Federal Home Loan Bank
3.875% due 10/23/2006	24,000	23,889
5.120% due 01/10/2013	6,500	6,290
5.250% due 07/24/2018	15,000	14,005
5.300% due 06/26/2023	2,000	1,842
Federal Housing Administration
3.000% due 11/25/2019	411	411
4.918% due 11/01/2019	9	9
6.896% due 07/01/2020	1,849	1,839
7.430% due 10/01/2022 - 06/01/2024 (f)	1,288	1,298
Freddie Mac
0.000% due 12/11/2025	34,600	11,749
3.750% due 11/15/2006	50,000	49,702
3.880% due 10/25/2023	138	136
4.375% due 11/16/2007	10,000	9,855
4.500% due 05/15/2025 - 07/15/2035 (f)	19,572	15,339
4.750% due 01/19/2016	19,400	18,326
5.000% due 06/15/2013 - 09/15/2035 (f)	26,502	22,576
5.125% due 04/18/2011	27,000	26,606
5.211% due 10/25/2044	21,286	21,433
5.400% due 03/17/2021	20,000	19,009
5.411% due 07/25/2044	5,946	5,929
5.500% due 06/15/2034 - 06/15/2035 (f)	7,701	6,745
5.625% due 11/23/2035	21,800	19,928
5.699% due 06/15/2030 - 12/15/2032 (f)	1,068	1,084
5.749% due 06/15/2031	359	365
5.952% due 01/01/2028	66	67
6.000% due 04/15/2034	6,453	5,978
6.003% due 06/01/2022 - 01/01/2028 (f)	321	328
6.041% due 10/01/2026	63	64
6.250% due 09/15/2023	5,000	5,032
6.500% due 11/15/2008 - 10/25/2043 (f)	3,234	3,213
6.566% due 09/01/2027	111	112
7.000% due 09/01/2007 - 01/15/2024 (f)	894	863
7.253% due 12/01/2024	65	66
7.511% due 02/01/2028	301	304
Government National Mortgage Association
4.375% due 04/20/2017 - 05/20/2030 (f)	2,342	2,347
4.750% due 09/20/2017 - 09/20/2026 (f)	868	869
5.000% due 09/20/2035	25,145	19,781
5.125% due 12/20/2017 - 11/20/2027 (f)	525	526
5.375% due 02/20/2017 - 01/20/2028 (f)	677	681
5.500% due 03/20/2021 - 02/20/2033 (f)	2,026	1,963
6.000% due 08/20/2033	2,385	2,295
6.217% due 03/20/2031	2,036	2,073
7.000% due 03/16/2029	415	425
Small Business Administration Participation Certificates
5.240% due 08/01/2023	6,920	6,734
Tennessee Valley Authority
5.375% due 04/01/2056	7,100	6,737

Total U.S. Government Agencies (Cost $529,848)		510,759

U.S. TREASURY OBLIGATIONS 44.2%
Treasury Inflation Protected Securities (d)
2.375% due 01/15/2025	28,439	27,689
2.000% due 01/15/2026	41,631	38,128
U.S. Treasury Bonds
6.250% due 08/15/2023	173,700	191,627
6.000% due 02/15/2026	323,450	350,463
5.250% due 11/15/2028	80,900	80,546
4.500% due 02/15/2036	178,200	159,837

Total U.S. Treasury Obligations (Cost $893,758)		848,290

MORTGAGE-BACKED SECURITIES 6.5%
Banc of America Funding Corp.
4.627% due 02/20/2036	10,426	10,187
Banc of America Mortgage Securities
5.474% due 10/20/2032	718	717
Bear Stearns Adjustable Rate Mortgage Trust
5.348% due 02/25/2033	240	239
5.369% due 04/25/2033	697	687
4.883% due 01/25/2034	785	770
4.750% due 10/25/2035	13,362	13,018
Bear Stearns Mortgage Securities, Inc.
4.517% due 06/25/2030	88	91
Commercial Mortgage Pass-Through Certificates
5.379% due 03/15/2020	4,100	4,103
Countrywide Alternative Loan Trust
5.500% due 10/25/2033	5,814	5,202
5.532% due 05/25/2035	3,417	3,419
Countrywide Home Loan Mortgage Pass-Through Trust
5.642% due 03/25/2035	5,144	5,173
5.612% due 04/25/2035	1,622	1,629
5.662% due 06/25/2035	3,153	3,152
CS First Boston Mortgage Securities Corp.
5.872% due 04/25/2033	224	225
First Republic Mortgage Loan Trust
5.642% due 06/25/2030	523	524
Freddie Mac
7.275% due 07/25/2011	2,414	2,378
Harborview Mortgage Loan Trust
5.472% due 05/19/2035	2,933	2,940
Impac CMB Trust
5.249% due 09/25/2034	4,165	3,999
5.572% due 10/25/2035	16,470	16,498
MASTR Asset Securitization Trust
5.500% due 09/25/2033	840	804
Nomura Asset Acceptance Corp.
5.050% due 10/25/2035	10,094	9,885
Residential Accredit Loans, Inc.
5.722% due 01/25/2033	336	337
5.722% due 03/25/2033	827	829
Sequoia Mortgage Trust
5.607% due 06/20/2032	890	891
5.617% due 07/20/2033	2,678	2,691
Structured Asset Mortgage Investments, Inc.
5.672% due 10/19/2033	776	778
5.532% due 04/25/2036	13,693	13,708
Structured Asset Securities Corp.
6.250% due 01/25/2032	19	19
Washington Mutual, Inc.
5.592% due 12/25/2027	2,133	2,134
5.084% due 05/25/2041	837	840
5.543% due 06/25/2042	435	436
5.632% due 01/25/2045	4,716	4,742
5.552% due 04/25/2045	2,463	2,465
5.612% due 10/25/2045	4,241	4,268
5.143% due 02/25/2046	5,256	5,251

Total Mortgage-Backed Securities (Cost $125,978)		125,029

ASSET-BACKED SECURITIES 9.2%
AAA Trust
5.422% due 11/26/2035	448	449
Accredited Mortgage Loan Trust
5.422% due 07/25/2035	427	427
ACE Securities Corp.
5.432% due 10/25/2035	10,311	10,319
5.402% due 02/25/2036	1,561	1,563
Ameriquest Mortgage Securities, Inc.
5.432% due 10/25/2035	260	261
5.402% due 03/25/2036	1,030	1,031
Amortizing Residential Collateral Trust
5.612% due 07/25/2032	23	23
Argent Securities, Inc.
5.442% due 10/25/2035	4,097	4,100
5.422% due 11/25/2035	1,629	1,630
5.462% due 02/25/2036	850	851
Asset-Backed Funding Certificates
5.432% due 06/25/2035	3,912	3,914
Asset-Backed Securities Corp. Home Equity
5.432% due 05/25/2036	3,000	3,000
5.410% due 06/25/2036	2,000	2,001
Bayview Financial Acquisition Trust
5.791% due 05/28/2034	625	625
Bear Stearns Asset-Backed Securities, Inc.
5.532% due 07/25/2031	260	261
5.652% due 10/25/2032	330	330
5.522% due 09/25/2034	2,221	2,224
5.572% due 06/25/2035	817	818
5.592% due 09/25/2035	3,681	3,684
5.822% due 11/25/2042	2,217	2,225
Carrington Mortgage Loan Trust
5.362% due 05/25/2036	1,944	1,945
Centex Home Equity
5.392% due 03/25/2035	124	124
Chase Funding Mortgage Loan Asset-Backed Certificates
5.822% due 10/25/2031	241	242
CIT Group Home Equity Loan Trust
5.592% due 06/25/2033	196	197
Citigroup Mortgage Loan Trust, Inc.
5.432% due 09/25/2035	2,748	2,749
Countrywide Asset-Backed Certificates
5.662% due 05/25/2033	682	683
5.422% due 01/25/2036	5,992	5,996
5.512% due 01/25/2036	1,800	1,802
5.482% due 02/25/2036	2,107	2,108
5.160% due 07/25/2036	5,000	5,006
CS First Boston Mortgage Securities Corp.
5.572% due 01/25/2043	3,531	3,532
FBR Securitization Trust
5.432% due 10/25/2035	1,967	1,969
First Franklin Mortgage Loan Asset-Backed Certificates
5.731% due 03/25/2034	76	76
First NLC Trust
5.432% due 09/25/2035	874	875
Fremont Home Loan Trust
5.552% due 11/25/2034	115	115
GSAMP Trust
5.442% due 12/25/2035	1,443	1,443
GSR Mortgage Loan Trust
5.422% due 11/25/2030	2,147	2,148
GSRPM Mortgage Loan Trust
5.442% due 03/25/2035	1,183	1,183
Home Equity Asset Trust
5.432% due 02/25/2036	4,185	4,188
Home Equity Mortgage Trust
5.412% due 05/25/2036	884	885
5.502% due 05/25/2036	14,500	14,522
Indymac Residential Asset-Backed Trust
5.472% due 03/25/2036	7,000	7,008
IXIS Real Estate Capital Trust
5.472% due 09/25/2035	2,571	2,573
5.432% due 12/25/2035	396	396
LA Arena Funding LLC
7.656% due 12/15/2026	89	92
Long Beach Mortgage Loan Trust
5.522% due 11/25/2034	5,819	5,826
5.442% due 09/25/2035	99	99
5.382% due 04/25/2036	3,228	3,228
MASTR Asset-Backed Securities Trust
5.432% due 11/25/2035	3,618	3,621
MBNA Credit Card Master Note Trust
5.699% due 03/15/2010	3,900	3,922
Merrill Lynch Mortgage Investors, Inc.
5.422% due 06/25/2036	857	858
5.479% due 06/25/2036	10,000	10,002
Morgan Stanley ABS Capital I, Inc.
5.422% due 04/25/2036	2,000	2,000
Nelnet Student Loan Trust
5.174% due 08/23/2011	1,953	1,954
New Century Home Equity Loan Trust
5.412% due 07/25/2035	288	289
NPF XII, Inc.
2.240% due 10/01/2003 (e)	3,000	180
Option One Mortgage Loan Trust
4.291% due 11/25/2035	4,249	4,252
Park Place Securities, Inc.
5.402% due 06/25/2035	123	123
Renaissance Home Equity Loan Trust
5.472% due 11/25/2035	750	751
Residential Asset Mortgage Products, Inc.
5.432% due 05/25/2025	978	979
5.662% due 11/25/2033	465	466
5.422% due 03/25/2035	1,523	1,524
5.402% due 02/25/2036	4,358	4,361
Residential Asset Securities Corp.
5.592% due 04/25/2032	532	532
5.297% due 07/25/2036	5,000	5,003
SACO I, Inc.
5.432% due 11/25/2020	2,198	2,199
5.702% due 11/25/2035	4,052	4,056
5.592% due 12/25/2035	674	674
5.502% due 05/25/2036	10,000	10,011
SLM Student Loan Trust
5.130% due 04/25/2014	671	672
SMS Student Loan Trust
5.636% due 10/27/2025	568	568
Soundview Home Equity Loan Trust
5.432% due 05/25/2035	573	573
5.422% due 07/25/2035	83	83
5.422% due 12/25/2035	1,437	1,438
Structured Asset Securities Corp.
5.402% due 01/25/2035	274	274
5.422% due 08/25/2035	2,282	2,284
Terwin Mortgage Trust
5.502% due 07/25/2036	3,137	3,141

Total Asset-Backed Securities (Cost $179,162)		177,536

SOVEREIGN ISSUES 0.9%
Overseas Private Investment Corp.
3.800% due 08/15/2007	9,130	10,366
5.140% due 08/15/2007	2,074	2,064
4.736% due 03/15/2022	4,300	3,994

Total Sovereign Issues (Cost $16,528)		16,424

	Notional Amount (000s)
PURCHASED CALL OPTIONS 0.0%
2-Year Interest Rate Swap (OTC) Pay 3-Month USD-LIBOR Floating Rate Index	77,300	4

Total Purchased Call Options (Cost $371)		4

	# of Contracts
PURCHASED PUT OPTIONS 0.1%
90-Day Eurodollar December Futures (CME)
Strike @ $92.250 Exp. 12/18/2006	1,127	7
Strike @ $92.500 Exp. 12/18/2006	250	1
Strike @ $92.750 Exp. 12/18/2006	2,495	15
Strike @ $94.000 Exp. 12/18/2006	6,613	455
Strike @ $94.000 Exp. 12/17/2007	2,860	1,162

	Notional Amount (000s)
U.S. Treasury 10-Year Note September Futures (CBOT)
Strike @ $99.000 Exp. 08/25/2006	$360	6

Total Purchased Put Options (Cost $548)		1,646

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 14.8%
Certificates of Deposit 3.0%
Citibank New York N.A.
5.400% due 09/21/2006	50,000	50,000
Countrywide Bank N.A.
5.091% due 09/15/2006	6,500	6,500

		56,500

Commercial Paper 6.1%
Countrywide Funding Corp.
5.262% due 10/18/2006	12,300	12,300
Fannie Mae
4.809% due 07/05/2006	52,400	52,385
5.190% due 08/07/2006	800	796
Federal Home Loan Bank
5.030% due 07/03/2006	52,400	52,400

		117,881

Repurchase Agreement 2.5%
Credit Suisse First Boston
4.500% due 07/03/2006	48,000	48,000
(Dated 06/30/2006. Collateralized by Treasury Inflation Protected Securities 0.875% due 04/15/2010 valued at $49,131. Repurchase proceeds are $48,018.)

Tri-Party Repurchase Agreements 0.4%
State Street Bank
4.900% due 07/03/2006	8,246	8,246
(Dated 06/30/2006. Collateralized by Fannie Mae 5.250% due 04/15/2007 valued at $8,414. Repurchase proceeds are $8,249.)

U.S. Treasury Bills 2.8%
4.681% due 08/31/2006-09/14/2006 (f)(g)(h)(k)	53,790	53,200

Total Short-Term Instruments (Cost $283,906)		283,827

Total Investments (a) 108.7% (Cost $2,152,336)		$2,086,089
Written Options (j) (0.2%) (Premiums $3,452)		(3,988)
Other Assets and Liabilities (Net) (8.5%)		(163,299)

Net Assets 100.0%		$1,918,802

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) As of June 30, 2006, portfolio securities with an aggregate market value of $37,736 were valued in good faith and pursuant to guidelines established by the Investment Adviser.

(b) Principal only security.

(c) Interest only security.

(d) Principal amount of security is adjusted for inflation.

(e) Security is in default.

(f) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(g) Securities with an aggregate market value of $25,956 have been pledged as collateral for swap and swaption contracts on June 30, 2006.

(h) Securities with an aggregate market value of $18,531 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	4,461	$(2,441)
90-Day Eurodollar March Futures	Long	03/2007	1,929	(994)
U.S. Treasury 10-Year Note September Futures	Long	09/2006	2,202	(525)
U.S. Treasury 30-Year Bond September Futures	Long	09/2006	5,124	(3,450)
U.S. Treasury 5-Year Note September Futures	Long	09/2006	1,482	(65)

				$(7,475)

(i) Swap agreements outstanding on June 30, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized (Depreciation)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2036	$20,900	$(463)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2036	142,500	(3,157)

						$(3,620)

(j) Written options outstanding on June 30, 2006:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 20-Year Note September Futures	$110.000	08/25/2006	1,572	$798	$295
Put - CBOT U.S. Treasury 20-Year Note September Futures	103.000	08/25/2006	1,572	426	295
Put - CME 90-Day Eurodollar December Futures	95.000	12/18/2006	1,391	597	2,104

				$1,821	$2,694

Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call -OTC 7-Year Interest Rate Swap	Bank of America	3-month USD-LIBOR	Receive	4.500%	05/02/2008	$6,900	$138	$20
Put - OTC 7-Year Interest Rate Swap	Bank of America	3-month USD-LIBOR	Pay	5.500%	05/02/2008	6,900	163	206
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	4.500%	05/02/2008	14,400	318	42
Put - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Pay	5.500%	05/02/2008	14,400	341	430
Call - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.500%	05/02/2008	6,900	138	20
Put - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Pay	5.500%	05/02/2008	6,900	163	206
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.600%	06/29/2007	33,500	370	370

							$1,631	$1,294

(k) Securities with an aggregate market value of $4,548 have been pledged as collateral for delayed-delivery securities on June 30, 2006.

(l) Short sales open on June 30, 2006 were as follows:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value à
U.S. Treasury Bond	5.375%	02/15/2031	$363,300	$369,947	$377,329

à	Market value includes $7,642 of interest payable on short sales.

See accompanying notes

Schedule of Investments

Low Duration Fund

June 30, 2006 (Unaudited)

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 9.0%
Banking & Finance 6.3%
American General Finance Corp.
5.489% due 03/23/2007		$8,700	$8,705
Atlantic & Western Re Ltd.
10.990% due 01/09/2007		2,700	2,659
Bear Stearns Co., Inc.
5.265% due 03/08/2007		81,250	81,318
Caterpillar Financial Services Corp.
2.625% due 01/30/2007		150	148
CIT Group, Inc.
4.984% due 05/23/2008		9,200	9,228
5.644% due 09/20/2007		9,200	9,225
Citigroup, Inc.
5.199% due 05/02/2008		33,000	33,038
5.209% due 11/01/2007		3,600	3,605
Enron Credit Linked Notes Trust
8.000% due 08/15/2005 (b)		8,300	5,478
Export-Import Bank of Korea
6.500% due 11/15/2006		7,000	7,015
7.100% due 03/15/2007		6,700	6,761
Ford Motor Credit Co.
5.700% due 01/15/2010		500	438
6.374% due 03/21/2007		3,759	3,746
7.200% due 06/15/2007		4,600	4,567
7.750% due 02/15/2007		13,700	13,725
General Electric Capital Corp.
2.750% due 09/25/2006		200	199
4.905% due 01/15/2008		22,700	22,730
General Motors Acceptance Corp.
6.125% due 09/15/2006		3,940	3,934
7.430% due 12/01/2021		145	146
Golden West Financial Corp.
5.500% due 08/08/2006		700	700
Goldman Sachs Group, Inc.
4.866% due 08/01/2006		27,600	27,602
5.125% due 10/05/2007		3,000	3,006
5.250% due 11/10/2008		31,800	31,838
5.527% due 12/22/2008		36,400	36,442
HSBC Bank USA N.A.
5.176% due 07/28/2008		22,400	22,431
HSBC Finance Capital Trust IX
5.911% due 11/30/2035		8,000	7,648
HSBC Finance Corp.
5.040% due 10/04/2007		48,200	48,263
5.459% due 09/15/2008		16,600	16,644
International Lease Finance Corp.
3.125% due 05/03/2007		300	294
John Deere Capital Corp.
5.287% due 08/24/2006		12,700	12,698
4.500% due 08/25/2008		900	880
Lehman Brothers Holdings, Inc.
5.180% due 10/22/2008		29,970	30,018
Merrill Lynch & Co., Inc.
5.235% due 07/27/2007		7,200	7,213
Morgan Stanley
4.830% due 02/09/2009		8,500	8,516
5.193% due 01/18/2008		12,100	12,125
Morgan Stanley Warehouse Facilities
4.719% due 08/16/2006 (k)		42,600	42,600
Phoenix Quake Wind Ltd.
7.440% due 07/03/2008		12,900	13,055
8.490% due 07/03/2008		3,000	2,726
Pricoa Global Funding I
5.380% due 09/12/2008		10,000	10,012
5.331% due 03/03/2009		22,000	22,014
Prudential Financial, Inc.
4.104% due 11/15/2006		21,500	21,395
Royal Bank of Scotland PLC
5.125% due 07/21/2008		28,600	28,621
Santander U.S. Debt S.A. Unipersonal
5.434% due 09/21/2007		68,300	68,374
Vita Capital Ltd.
6.340% due 01/01/2007		3,800	3,813
Wachovia Corp.
5.176% due 10/28/2008		21,900	21,920

			717,513

Industrials 1.3%
Altria Group, Inc.
7.650% due 07/01/2008		7,500	7,760
DaimlerChrysler N.A. Holding Corp.
5.486% due 03/07/2007		25,600	25,609
5.780% due 09/10/2007		10,500	10,534
4.050% due 06/04/2008		80	77
Devon Energy Corp.
2.750% due 08/01/2006		10,400	10,377
El Paso Corp.
7.625% due 09/01/2008		1,075	1,094
Federal-Mogul Corp.
7.500% due 07/01/2004 (b)		28,600	17,446
HCA, Inc.
8.850% due 01/01/2007		1,200	1,219
5.250% due 11/06/2008		3,450	3,376
Historic TW, Inc.
8.110% due 08/15/2006		3,400	3,408
8.180% due 08/15/2007		5,000	5,131
Kroger Co.
7.625% due 09/15/2006		2,250	2,257
7.800% due 08/15/2007		955	972
Oracle Corp. & Ozark Holding, Inc.
5.280% due 01/13/2009		46,470	46,531
Pemex Project Funding Master Trust
9.375% due 12/02/2008		8,900	9,568
Sonat, Inc.
6.750% due 10/01/2007		3,815	3,815
Tyco International Group S.A.
5.800% due 08/01/2006		5,600	5,601

			154,775

Utilities 1.4%
AT&T, Inc.
4.214% due 06/05/2021		34,300	33,919
Dominion Resources, Inc.
3.660% due 11/15/2006		6,705	6,655
5.790% due 09/28/2007		10,755	10,765
Entergy Mississippi, Inc.
4.350% due 04/01/2008		34,480	33,556
Pepco Holdings, Inc.
5.500% due 08/15/2007		5,600	5,581
Southern California Edison Co.
5.249% due 02/02/2009		20,470	20,486
Sprint Capital Corp.
6.000% due 01/15/2007		9,500	9,514
Telefonica Emisones SAU
5.714% due 06/19/2009		33,000	33,042
TXU Electric Delivery Co.
5.000% due 09/01/2007		2,600	2,572

			156,090

Total Corporate Bonds & Notes (Cost $1,042,357)			1,028,378

U.S. GOVERNMENT AGENCIES 25.8%
Fannie Mae
0.100% due 03/25/2009 (d)		938	9
3.998% due 11/01/2017		47	46
4.000% due 02/01/2008 - 05/01/2011 (c)		534	512
4.234% due 04/01/2034		5,192	5,086
4.250% due 02/19/2010 - 05/25/2033 (c)		14,000	13,384
4.350% due 03/01/2035		12,024	11,867
4.467% due 12/01/2017		34	34
4.500% due 06/01/2011 - 08/01/2035 (c)		45,325	42,890
4.560% due 09/01/2035		18,599	18,314
4.564% due 01/01/2021		38	38
4.673% due 05/01/2035		14,668	14,323
4.675% due 07/01/2035		16,957	16,543
4.676% due 07/01/2035		20,611	20,197
4.727% due 03/01/2035		3,259	3,187
4.730% due 01/01/2035		22,939	22,544
4.810% due 09/22/2006		57,600	57,595
4.850% due 08/01/2017		10	10
4.854% due 07/01/2018		15	15
4.856% due 02/01/2028		15	15
4.858% due 01/01/2028		110	111
4.870% due 06/01/2017		25	25
4.884% due 04/01/2018		1,534	1,531
4.908% due 07/25/2017		739	742
4.926% due 10/01/2035		10,159	9,934
5.000% due 09/23/2010 - 07/13/2036 (c)		1,441,734	1,389,824
5.002% due 12/01/2023		45	45
5.080% due 01/27/2009		250	247
5.155% due 11/01/2017		93	93
5.211% due 07/01/2042		29,466	29,642
5.249% due 04/26/2035		1,599	1,600
5.261% due 09/01/2041		37,196	37,466
5.362% due 07/25/2035		1,632	1,633
5.372% due 09/25/2035		20,043	20,056
5.379% due 06/01/2022		13	13
5.411% due 10/01/2030 - 11/01/2039 (c)		3,051	3,074
5.420% due 11/01/2018		5	5
5.467% due 09/01/2032		3,260	3,251
5.500% due 10/01/2008 - 07/13/2036 (c)		446,522	431,364
5.672% due 03/25/2044		1,448	1,450
5.722% due 05/25/2031 - 06/25/2032 (c)		4,069	4,076
5.725% due 11/01/2027		158	161
5.755% due 07/01/2017		82	83
5.794% due 04/01/2024		331	339
5.944% due 04/25/2022		26	26
6.000% due 03/01/2009 - 07/13/2036 (c)		91,192	91,473
6.049% due 02/01/2028		434	441
6.109% due 10/01/2024		339	341
6.170% due 01/01/2024		17	17
6.273% due 08/01/2029		1,538	1,538
6.284% due 07/01/2023		97	99
6.500% due 06/01/2008 - 12/25/2042 (c)		34,384	34,956
6.661% due 01/01/2024		340	344
7.000% due 01/01/2008 - 01/01/2032 (c)		9,097	9,154
7.500% due 02/01/2013		7	7
8.000% due 02/01/2030 - 11/01/2031 (c)		4,982	5,259
8.500% due 02/01/2017 - 04/01/2025 (c)		248	265
8.800% due 01/25/2019		140	149
9.000% due 03/25/2021 - 01/01/2025 (c)		507	546
9.250% due 10/25/2018		9	9
9.500% due 03/25/2020 - 11/01/2025 (c)		1,251	1,368
10.000% due 10/01/2009 - 05/01/2022 (c)		93	96
10.500% due 07/01/2014 - 12/01/2024 (c)		9	8
11.000% due 11/01/2020		8	8
11.250% due 10/01/2015		9	9
11.500% due 11/01/2019 - 02/01/2020 (c)		9	10
11.750% due 02/01/2016		12	13
12.000% due 01/01/2015		3	3
13.000% due 07/01/2015		4	4
13.250% due 09/01/2011		3	4
15.500% due 10/01/2012 - 12/01/2012 (c)		1	1
15.750% due 12/01/2011		5	6
16.000% due 09/01/2012 - 12/01/2012 (c)		2	2
256.000% due 11/01/2008 (d)		0	2
Federal Home Loan Bank
0.000% due 02/05/2007		11,100	10,684
2.600% due 08/10/2006		500	499
3.100% due 10/26/2006		500	496
3.625% due 10/26/2007 - 08/13/2008 (c)		2,500	2,422
4.100% due 01/20/2009		200	194
4.300% due 08/10/2009		125	121
6.020% due 03/17/2008		50	50
Federal Housing Administration
7.421% due 11/01/2019		38	38
7.430% due 10/01/2020 - 11/01/2025 (c)		8,893	8,960
Freddie Mac
2.200% due 07/28/2006		500	499
3.000% due 02/15/2023		3,828	3,763
3.500% due 08/19/2008 - 09/17/2009 (c)		1,000	977
4.000% due 11/26/2008 - 01/15/2024 (c)(d)		6,237	1,928
4.050% due 09/02/2008		100	97
4.300% due 08/10/2007		175	173
4.375% due 03/01/2017		53	54
4.500% due 06/01/2018		56	53
4.715% due 08/01/2035		122,007	119,092
4.717% due 06/01/2035		73,139	70,774
4.738% due 08/15/2032		1,171	1,170
4.807% due 02/01/2020		503	501
4.827% due 08/01/2035		31,397	30,961
4.921% due 07/01/2035		30,249	29,492
5.000% due 04/15/2016 - 07/15/2024 (c)		84,533	83,425
5.500% due 02/15/2014 - 07/15/2034 (c)		37,269	36,748
5.532% due 07/01/2018		85	86
5.549% due 12/15/2030		20,263	20,316
5.582% due 08/25/2031		7,810	7,850
5.597% due 06/15/2018		6,729	6,738
5.602% due 09/25/2031		14,149	14,158
5.649% due 11/15/2030		17	17
5.701% due 12/01/2022		83	84
5.792% due 06/01/2024		117	119
5.798% due 09/01/2023		42	43
5.875% due 01/01/2017		8	8
5.892% due 11/01/2022		320	327
5.903% due 10/01/2023		229	232
5.960% due 10/01/2027		72	73
5.990% due 01/01/2024		465	476
6.000% due 08/01/2006 - 01/01/2033 (c)		21,607	21,646
6.057% due 11/01/2023		49	50
6.200% due 10/15/2020		90	90
6.250% due 03/15/2021		57	58
6.415% due 01/01/2024		157	161
6.500% due 08/15/2011 - 07/25/2043 (c)		89,515	90,431
6.625% due 02/01/2023		5	5
6.710% due 03/01/2024		19	19
7.000% due 01/01/2030 - 04/01/2032 (c)		119	121
7.500% due 07/15/2030		964	977
8.000% due 07/01/2006 - 12/01/2024 (c)		513	536
8.250% due 10/01/2007 - 01/01/2009 (c)		2	2
8.500% due 01/01/2007 - 11/01/2025 (c)		1,199	1,287
9.000% due 12/15/2020 - 08/01/2022 (c)		525	546
9.500% due 03/01/2010 - 09/01/2021 (c)		155	162
9.750% due 11/01/2008		46	47
10.000% due 03/01/2016 - 05/15/2020 (c)		72	77
10.500% due 10/01/2010 - 02/01/2016 (c)		3	4
10.750% due 09/01/2009 - 08/01/2011 (c)		21	22
11.500% due 10/01/2015 - 01/01/2016 (c)		5	5
11.750% due 08/01/2015		1	1
14.000% due 09/01/2012 - 04/01/2016 (c)		2	2
14.500% due 12/01/2010		1	1
15.000% due 12/01/2011		1	1
Government National Mortgage Association
4.000% due 07/16/2027		8,557	8,436
4.375% due 04/20/2016 - 05/20/2030 (c)		3,693	3,696
4.500% due 07/20/2030		45	45
4.750% due 08/20/2022 - 07/20/2027 (c)		6,390	6,404
5.000% due 01/20/2032 - 02/20/2032 (c)		12,414	12,355
5.125% due 10/20/2023 - 12/20/2027 (c)		4,791	4,814
5.375% due 03/20/2017 - 03/20/2027 (c)		7,178	7,204
5.500% due 01/20/2031 - 03/20/2031 (c)		438	438
5.625% due 03/20/2019		43	43
5.758% due 12/16/2025		240	242
6.000% due 01/15/2029 - 10/15/2032 (c)		444	442
6.500% due 09/15/2032 - 05/15/2034 (c)		88	89
7.000% due 03/15/2011 - 10/15/2011 (c)		26	26
7.500% due 02/15/2007 - 09/15/2031 (c)		336	350
8.000% due 11/15/2006 - 06/20/2031 (c)		3,402	3,584
8.500% due 12/15/2021 - 08/15/2030 (c)		96	102
9.000% due 03/15/2017 - 11/15/2030 (c)		433	469
9.500% due 10/15/2016 - 06/15/2025 (c)		30	33
9.750% due 08/15/2017		23	25
10.000% due 10/15/2013 - 11/15/2020 (c)		9	10
10.500% due 11/15/2019 - 02/15/2021 (c)		2	2
11.000% due 09/15/2010		1	1
11.500% due 08/15/2018		7	7
11.750% due 08/15/2013		5	5
12.000% due 06/20/2015		1	2
13.000% due 10/15/2013		4	5
13.500% due 05/15/2011 - 11/15/2012 (c)		8	9
16.000% due 02/15/2012		8	9
Small Business Administration
7.640% due 03/10/2010		424	443

Total U.S. Government Agencies (Cost $3,007,809)			2,928,771

MORTGAGE-BACKED SECURITIES 13.6%
American Home Mortgage Investment Trust
4.290% due 10/25/2034		73,061	71,074
4.390% due 02/25/2045		23,095	22,291
4.440% due 02/25/2045		69,591	67,446
Banc of America Commercial Mortgage, Inc.
3.366% due 07/11/2043		3,688	3,641
Banc of America Funding Corp.
4.115% due 05/25/2035		316,820	305,463
Banc of America Mortgage Securities
6.500% due 10/25/2031		13,153	13,245
5.446% due 10/20/2032		2,052	2,050
Bear Stearns Adjustable Rate Mortgage Trust
5.173% due 11/25/2030		273	274
5.346% due 01/25/2033		4,413	4,400
5.619% due 01/25/2033		2,616	2,580
5.062% due 03/25/2033		13,404	13,270
5.450% due 03/25/2033		28,826	28,188
4.815% due 01/25/2034		23,020	22,586
4.625% due 10/25/2035		69,850	67,480
4.750% due 10/25/2035		91,627	87,897
4.799% due 11/25/2035		117,286	115,123
Bear Stearns Alt-A Trust
5.312% due 03/25/2035		47,103	46,215
5.415% due 05/25/2035		48,649	48,097
Citicorp Mortgage Securities, Inc.
5.375% due 12/01/2019		10	10
5.750% due 02/25/2033		598	596
Countrywide Alternative Loan Trust
6.500% due 06/25/2033		11,665	11,693
Countrywide Home Loan Mortgage Pass-Through Trust
5.612% due 04/25/2035		9,717	9,751
5.250% due 11/20/2035		40,316	39,679
CS First Boston Mortgage Securities Corp.
4.879% due 03/25/2032		9,252	9,324
5.148% due 03/25/2032		4,570	4,566
6.173% due 06/25/2032		565	563
5.679% due 10/25/2032		895	893
5.368% due 08/25/2033		256	256
4.938% due 12/15/2040		20,497	20,185
DLJ Mortgage Acceptance Trust
11.000% due 08/01/2019		110	118
DLJ Commercial Mortgage Corp.
7.300% due 06/10/2032		195	202
Drexel Burnham Lambert CMO Trust
5.859% due 05/01/2016		5	5
First Horizon Alternative Mortgage Securities
4.754% due 06/25/2034		26,655	26,135
GSR Mortgage Loan Trust
6.000% due 03/25/2032		1,978	1,930
4.541% due 09/25/2035		120,434	117,244
4.547% due 09/25/2035		17,282	17,018
Impac CMB Trust
5.572% due 01/25/2034		11,364	11,373
Imperial Savings Association
8.428% due 02/25/2018		72	72
International Mortgage Acceptance Corp.
12.250% due 03/01/2014		21	22
LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030		26,205	25,859
MASTR Adjustable Rate Mortgages Trust
3.787% due 11/21/2034-12/21/2034 (c)		18,260	17,547
MASTR Asset Securitization Trust
5.500% due 09/25/2033		29,279	28,007
Mellon Residential Funding Corp.
4.354% due 07/25/2029		1,346	1,347
5.439% due 06/15/2030		32,827	32,945
Merrill Lynch Mortgage Investors, Inc.
4.495% due 02/25/2035		39,067	37,870
Nationslink Funding Corp.
5.520% due 11/10/2030		473	474
Prime Mortgage Trust
5.722% due 02/25/2019-02/25/2034 (c)		12,474	12,514
Prudential-Bache Trust
8.400% due 03/20/2021		374	374
RAAC Series
5.000% due 09/25/2034		3,146	3,092
Resecuritization Mortgage Trust
5.572% due 04/26/2021		257	251
Salomon Brothers Mortgage Securities
8.000% due 09/25/2030		31	31
Sears Mortgage Securities
12.000% due 02/25/2014		11	11
Sequoia Mortgage Trust
5.567% due 08/20/2032		10,500	10,512
SLH Mortgage Trust
9.600% due 03/25/2021		172	171
Structured Asset Mortgage Investments, Inc.
9.556% due 06/25/2029		909	973
5.582% due 09/19/2032		16,762	16,793
5.361% due 02/25/2036		10,219	10,217
Structured Asset Securities Corp.
6.250% due 01/25/2032		852	849
6.150% due 07/25/2032		891	905
Torrens Trust
5.459% due 07/15/2031		1,094	1,094
Vendee Mortgage Trust
6.500% due 05/15/2029		44,469	44,800
Washington Mutual Mortgage Securities Corp.
4.816% due 10/25/2032		114	113
5.009% due 02/27/2034		15,858	15,658
5.388% due 02/25/2033		471	468
5.543% due 06/25/2042		16,108	16,141
5.410% due 08/25/2042		11,865	11,861
5.612% due 10/25/2045		14,589	14,683
6.094% due 02/25/2033		1,314	1,317
Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036		40,675	40,123

Total Mortgage-Backed Securities (Cost $1,573,060)			1,539,955

ASSET-BACKED SECURITIES 5.3%
AAA Trust
5.422% due 04/25/2035		6,349	6,358
Accredited Mortgage Loan Trust
5.422% due 07/25/2035		1,653	1,654
ACE Securities Corp.
5.432% due 10/25/2035		84,686	84,755
Amortizing Residential Collateral Trust
5.612% due 07/25/2032		744	743
Argent Securities, Inc.
5.442% due 10/25/2035		16,529	16,541
5.462% due 12/25/2035		52,296	52,335
Asset-Backed Securities Corp. Home Equity
5.719% due 06/15/2031		7	7
5.422% due 07/25/2035		2,611	2,613
Bear Stearns Asset-Backed Securities, Inc.
5.522% due 09/25/2034		10,313	10,326
5.772% due 03/25/2043		6,928	6,950
Carrington Mortgage Loan Trust
5.402% due 06/25/2035		2,510	2,512
Chase Funding Mortgage Loan Asset-Backed Certificates
5.962% due 11/25/2031		4,619	4,623
CIT Group Home Equity Loan Trust
5.592% due 06/25/2033		3,981	3,993
Citigroup Mortgage Loan Trust, Inc.
5.412% due 05/25/2035		3,295	3,297
5.432% due 09/25/2035		14,748	14,758
Community Program Loan Trust
4.500% due 10/01/2018		5,869	5,732
Countrywide Asset-Backed Certificates
5.442% due 03/25/2035		2,724	2,726
5.402% due 06/25/2035-10/25/2035 (c)		15,254	15,264
5.412% due 07/25/2035		4,331	4,334
5.422% due 08/25/2035		19,453	19,466
Equity One ABS, Inc.
5.602% due 11/25/2032		11,217	11,240
First Franklin Mortgage Loan Asset-Backed Certificates
5.432% due 03/25/2025		8,199	8,205
First NLC Trust
5.432% due 09/25/2035-12/25/2035 (c)		20,294	20,307
Fremont Home Loan Trust
5.432% due 06/25/2035		1,808	1,809
5.412% due 01/25/2036		18,993	19,009
GSAMP Trust
5.432% due 01/25/2036		17,350	17,364
HFC Home Equity Loan Asset-Backed Certificates
5.617% due 09/20/2033		13,258	13,308
Long Beach Mortgage Loan Trust
5.442% due 09/25/2035		23,585	23,604
5.412% due 01/25/2036		25,052	25,073
Morgan Stanley Dean Witter Capital I, Inc.
5.652% due 07/25/2032		73	74
Nelnet Student Loan Trust
5.130% due 01/25/2016		1,771	1,772
New Century Home Equity Loan Trust
5.432% due 09/25/2035		28,747	28,768
Ocwen Mortgage Loan Asset-Backed Certificates
5.745% due 10/25/2029		6	6
Option One Mortgage Loan Trust
5.422% due 08/25/2035		1,993	1,994
Park Place Securities, Inc.
5.432% due 08/25/2035		16,807	16,820
Quest Trust
5.161% due 12/25/2035		10,030	10,039
Renaissance Home Equity Loan Trust
5.672% due 08/25/2032		635	637
Residential Asset Mortgage Products, Inc.
5.452% due 05/25/2027		1,038	1,039
Residential Asset Securities Corp.
5.782% due 06/25/2031		7	7
SACO I, Inc.
5.191% due 09/25/2035		30,468	30,486
Soundview Home Equity Loan Trust
5.432% due 05/25/2035-11/25/2035 (c)		46,508	46,543
5.422% due 07/25/2035-12/25/2035 (c)		12,405	12,415
Structured Asset Securities Corp.
5.371% due 01/25/2033		754	759
5.422% due 08/25/2035		13,693	13,702
Wachovia Auto Owner Trust
4.820% due 02/20/2009		35,500	35,394
WMC Mortgage Loan Pass-Through Certificates
5.879% due 05/15/2030		380	380

Total Asset-Backed Securities (Cost $599,168)			599,741

SOVEREIGN ISSUES 0.5%
Brazilian Government International Bond
8.000% due 01/15/2018		7,900	8,354
Korea Development Bank
5.469% due 11/22/2012		2,200	2,204
Panama Government International Bond
9.375% due 07/23/2012		480	538
Russia Government International Bond
10.000% due 06/26/2007		19,800	20,582
8.250% due 03/31/2010		22,045	22,951

Total Sovereign Issues (Cost $55,572)			54,629

FOREIGN CURRENCY-DENOMINATED ISSUES (i) 0.8%
JSG Holding PLC
5.800% due 11/29/2014	EUR	434	558
5.831% due 11/29/2014		651	837
5.963% due 11/29/2014		843	1,088
5.966% due 11/29/2014		489	629
6.241% due 11/29/2014		1,583	2,042
Spain Letras del Tesoro
2.961% due 12/22/2006		71,600	90,298

Total Foreign Currency-Denominated Issues (Cost $93,715)			95,452

	Notional Amount (000s)
PURCHASED CALL OPTIONS 0.0%
2-Year Interest Rate Swap (OTC) Pay 3-Month USD-LIBOR Floating Rate Index
Strike @ 4.500% Exp. 10/04/2006		$377,000	0
Strike @ 4.750% Exp. 08/07/2006		762,000	0
Strike @ 4.800% Exp. 12/22/2006		375,000	51
Strike @ 5.000% Exp. 03/08/2007		549,000	469
Strike @ 5.080% Exp. 04/19/2007		469,200	678
Strike @ 5.130% Exp. 10/25/2006		938,500	282
Strike @ 5.170% Exp. 02/01/2007		291,300	347
Strike @ 5.200% Exp. 05/09/2007		648,200	1,418
Strike @ 5.250% Exp. 06/07/2007		566,000	1,554

Total Purchased Call Options (Cost $18,333)			4,799

	# of Contracts
PURCHASED PUT OPTIONS 0.0%
90-Day Eurodollar December Futures (CME)
Strike @ $92.000 Exp. 12/18/2006		6,062	38
Strike @ $92.250 Exp. 12/18/2006		9,345	58
Strike @ $92.750 Exp. 12/18/2006		3,750	23
90-Day Eurodollar June Futures (CME)
Strike @ $91.250 Exp. 06/18/2007		11,632	73
90-Day Eurodollar March Futures (CME)
Strike @ $92.000 Exp. 03/19/2007		26,527	166
Strike @ $92.250 Exp. 03/19/2007		2,693	17
90-Day Eurodollar September Futures (CME)
Strike @ $92.750 Exp. 09/18/2006		15,311	96

Total Purchased Put Options (Cost $715)			471

	Notional Amount (000s)
PURCHASED STRADDLE OPTIONS (j) 0.0%
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle
Strike @ $0.000 Exp. 08/23/2007		$147,000	89

Total Purchased Straddle Options (Cost $0)			89

	Shares
PREFERRED STOCK 0.9%
DG Funding Trust
6.777% due 12/31/2049		9,632	101,678
Home Ownership Funding Corp.
13.331% due 12/31/2049		8,625	1,752

Total Preferred Stock (Cost $107,332)			103,430

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS (i) 49.0%
Certificates of Deposit 2.0%
Citibank New York N.A.
5.240% due 09/07/2006		$130,000	130,000
Wells Fargo Bank N.A.
5.220% due 07/06/2006		100,000	100,000

			230,000

Commercial Paper 28.9%
Anz Delaware, Inc.
4.960% due 07/19/2006		100,000	99,780
ANZ National (Int’l) Ltd.
5.240% due 08/07/2006		300	298
ASB Bank Ltd.
5.130% due 08/01/2006		6,700	6,672
Bank of America Corp.
5.060% due 07/05/2006		245,000	244,931
5.170% due 09/12/2006		100,000	98,899
Bank of Ireland
4.985% due 07/26/2006		189,000	188,398
5.165% due 09/01/2006		500	495
Barclays U.S. Funding Corp.
5.036% due 01/29/2007		125,400	125,388
BNP Paribas Finance
4.930% due 07/13/2006		3,200	3,196
Calyon N.A. Inc.
5.130% due 08/07/2006		40,600	40,397
CBA (de) Finance
5.050% due 07/07/2006		22,700	22,687
Cox Communications, Inc.
4.720% due 07/17/2006		18,100	18,100
Danske Corp.
5.040% due 07/05/2006		2,500	2,499
4.955% due 07/20/2006		26,300	26,238
DnB NORBank ASA
4.920% due 07/05/2006		5,000	4,999
4.790% due 07/10/2006		10,600	10,590
Fannie Mae
4.809% due 07/05/2006		396,300	396,189
4.989% due 07/24/2006		1,900	1,894
4.885% due 07/26/2006		150,000	149,528
4.910% due 09/06/2006		31,200	30,885
Federal Home Loan Bank
5.030% due 07/03/2006		9,800	9,800
5.000% due 07/07/2006		9,400	9,395
5.115% due 07/14/2006		970	968
4.850% due 07/19/2006		18,100	18,061
4.480% due 07/21/2006		2,600	2,594
4.885% due 07/26/2006		96,000	95,692
4.921% due 07/28/2006		8,400	8,371
4.922% due 08/02/2006		100	100
5.055% due 08/09/2006		3,300	3,283
15.000% due 08/01/2011		0	0
Freddie Mac
4.950% due 07/05/2006		8,000	7,998
4.980% due 07/05/2006		1,800	1,799
4.470% due 07/18/2006		1,200	1,198
4.711% due 07/18/2006		52,000	51,895
4.720% due 07/24/2006		1,600	1,596
4.872% due 07/25/2006		5,200	5,184
4.930% due 07/25/2006		3,689	3,678
4.625% due 08/01/2006		6,400	6,375
HBOS Treasury Services PLC
4.940% due 07/14/2006		19,400	19,371
4.975% due 07/19/2006		100	100
4.985% due 07/28/2006		800	797
5.055% due 08/17/2006		1,800	1,789
5.180% due 09/07/2006		14,560	14,411
5.180% due 09/12/2006		4,100	4,055
5.210% due 09/14/2006		15,000	14,830
ING U.S. Funding LLC
5.040% due 07/05/2006		900	900
5.050% due 07/07/2006		12,800	12,793
National Australia Funding
5.080% due 07/06/2006		171,900	171,827
Nordea N.A., Inc.
5.135% due 09/06/2006		205,800	203,721
5.180% due 09/08/2006		6,100	6,037
Rabobank USA Financial Corp.
5.250% due 07/05/2006		73,400	73,379
Sanofi Aventis
5.180% due 09/06/2006		36,400	36,032
Santander Hispano Finance Delaware Inc.
5.180% due 09/07/2006		200,000	197,950
Santander Hispao Finance Delaware, Inc.
5.065% due 08/16/2006		100,000	99,381
Societe Generale N.A.
5.270% due 07/03/2006		900	900
4.890% due 07/06/2006		900	900
5.140% due 08/16/2006		10,200	10,136
4.990% due 08/23/2006		1,800	1,787
Spintab AB
4.890% due 07/06/2006		1,000	1,000
5.170% due 09/06/2006		6,700	6,632
5.170% due 09/08/2006		32,600	32,261
Stadshypoket Delaware, Inc.
4.960% due 07/19/2006		67,300	67,152
Statens Bostadsfin Bank
4.990% due 07/27/2006		50,000	49,834
Svenska Handelsbanken, Inc.
4.890% due 07/06/2006		10,000	9,996
TotalFinaElf Capital S.A.
5.270% due 07/03/2006		159,300	159,300
UBS Finance Delaware LLC
5.270% due 07/03/2006		20,500	20,500
4.930% due 07/10/2006		900	899
5.085% due 07/10/2006		57,100	57,044
5.090% due 07/10/2006		4,900	4,895
4.930% due 07/13/2006		400	399
Westpac Banking Corp.
4.970% due 07/21/2006		1,800	1,796
5.070% due 08/21/2006		100,000	99,310
5.170% due 09/07/2006		2,900	2,870
5.185% due 10/10/2006		200,000	196,958

			3,281,992

Repurchase Agreements 0.1%
Credit Suisse First Boston
4.580% due 07/03/2006		1,600	1,600
(Dated 06/30/2006. Collateralized by U.S. Treasury Notes 2.500% due 09/30/2006 valued at $1,642. Repurchase proceeds are $1,601.)
State Street Bank
4.900% due 07/03/2006		8,339	8,339
(Dated 06/30/2006. Collateralized by Fannie Mae 5.250% due 04/15/2007 valued at $8,510. Repurchase proceeds are $8,342.)

			9,939

Belgium Treasury Bills 3.8%
2.752% due 09/14/2006-10/12/2006 (c)	EUR	341,180	433,057

France Treasury Bills 6.6%
2.782% due 07/20/2006-12/21/2006 (c)		585,380	745,287

Germany Treasury Bills 2.9%
2.718% due 07/12/2006-10/18/2006 (c)		258,700	328,952

Netherlands Treasury Bills 3.9%
2.714% due 07/31/2006-10/31/2006 (c)		350,000	445,319

U.S. Treasury Bills 0.8%
4.438% due 08/31/2006-09/14/2006 (c)(f)(e)		$91,478	90,485

Total Short-Term Instruments (Cost $5,536,432)			5,565,031

Total Investments (a) 104.9% (Cost $12,034,491)			$11,920,746
Written Options (h) (0.3%) (Premiums $31,008)			(37,165)
Other Assets and Liabilities (Net) (4.6%)			(520,937)

Net Assets 100.0%			$11,362,644

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) As of June 30, 2006, portfolio securities with an aggregate market value of $69,272 were valued in good faith and pursuant to guidelines established by the Board of Trustees.

(b) Security is in default.

(c) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d) Interest only security.

(e) Securities with an aggregate market value of $3,957 have been pledged as collateral for swap and swaption contracts on June 30, 2006.

(f) Securities with an aggregate market value of $86,286 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	23,018	$(35,772)
90-Day Eurodollar December Futures	Long	12/2007	7,700	(12,249)
90-Day Eurodollar June Futures	Long	06/2007	18,298	(35,091)
90-Day Eurodollar March Futures	Long	03/2007	32,626	(64,175)
90-Day Eurodollar March Futures	Short	03/2008	1,118	1,358
90-Day Eurodollar September Futures	Long	09/2007	12,268	(21,826)
U.S. Treasury 10-Year Note September Futures	Short	09/2006	2,542	1,249
U.S. Treasury 30-Year Bond September Futures	Short	09/2006	6,647	3,908
U.S. Treasury 5-Year Note September Futures	Short	09/2006	9,279	5,370

				$(157,228)

(g) Swap agreements outstanding on June 30, 2006:

Credit	Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.300%	09/20/2006	$5,000	$(2)
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%	06/20/2007	8,900	177
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%	06/20/2007	8,000	163
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	4,700	7
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.800%	09/20/2006	6,000	42
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%	09/20/2006	2,800	5
Goldman Sachs & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.640%	03/20/2007	25,000	87
Goldman Sachs & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.700%	03/20/2007	9,500	39
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%	06/20/2007	5,000	100
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	4,000	(19)
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.680%	06/20/2007	3,200	3
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	4.480%	06/20/2007	12,000	(103)
J.P. Morgan Chase & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.625%	03/20/2007	50,000	166
J.P. Morgan Chase & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.690%	03/20/2007	40,300	160
Lehman Brothers, Inc.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.630%	03/20/2007	25,000	85
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	06/20/2007	1,500	31
Lehman Brothers, Inc.	General Motors Corp. 7.125% due 07/15/2013	Sell	7.200%	06/20/2008	2,000	6
Lehman Brothers, Inc.	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.110%)	10/20/2010	8,000	178
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%	09/20/2006	1,800	3
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.400%	06/20/2007	5,000	39
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	4,200	(20)
Morgan Stanley Dean Witter & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	7.570%	06/20/2008	5,000	46
UBS Warburg LLC	Ford Motor Corp. 7.450% due 07/16/2031	Sell	5.750%	03/20/2007	20,000	213
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.350%	06/20/2007	1,500	11
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%	06/20/2007	5,000	100
Wachovia Bank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.410%	06/20/2007	5,000	40

						$1,557

+	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest	Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010	EUR	23,900	$(82)
UBS Warburg LLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		9,100	(12)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2007	GBP	181,700	(1,526)
Lehman Brothers, Inc.	6-Month GBP-LIBOR	Pay	4.500%	09/20/2009		98,400	(2,374)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2011		$81,900	719

							$(3,279)

(h) Written options outstanding on June 30, 2006:

Options	on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$108.000	08/25/2006	779	$131	$24
Put - CBOT U.S. Treasury 10-Year Note September Futures	103.000	08/25/2006	779	70	110
Put - CME 90-Day Eurodollar December Futures	95.000	12/18/2006	411	199	622
Put - CME 90-Day Eurodollar December Futures	95.250	12/18/2006	12,324	9,676	26,112
Put - CME 90-Day Eurodollar December Futures	95.500	12/18/2006	1,258	1,360	3,445
Put - CME 90-Day Eurodollar March Futures	94.750	03/19/2007	400	219	408
Put - CME 90-Day Eurodollar September Futures	95.000	09/18/2006	416	232	603

				$11,887	$31,324

Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Put - OTC 1-Year Interest Rate Swap	HSBC Bank USA	6-month GBP-LIBOR	Pay	4.500%	12/20/2006	GBP	55,700	$265	$605
Call - OTC 5-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Receive	5.040%	03/08/2007		$157,000	1,515	318
Call - OTC 5-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Receive	5.210%	10/25/2006		193,000	699	211
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	10/04/2006		68,900	807	0
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.850%	12/22/2006		161,000	2,116	64
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.780%	08/07/2006		252,000	2,063	0
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.210%	10/25/2006		152,600	689	167
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.780%	08/08/2006		75,000	707	0
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.540%	10/04/2006		94,000	1,122	0
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.040%	03/08/2007		79,000	879	160
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.220%	04/19/2007		204,000	1,612	890
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.315%	05/09/2007		283,600	2,925	1,683
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.340%	06/07/2007		246,000	2,502	1,686
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.210%	10/25/2006		57,800	226	63
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.240%	02/01/2007		126,100	776	476

								$18,903	$6,323

Forward	Volatility Options

Description	Counterparty	Exercise Price *	Expiration Date	Notional Amount	Premium *	Value
Call & Put -OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Goldman Sachs & Co.	$0.000	08/23/2007	$68,800	$114	$(383)
Call & Put -OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	J.P. Morgan Chase & Co.	0.000	08/23/2007	13,000	73	(70)
Call & Put -OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	J.P. Morgan Chase & Co.	0.000	08/24/2007	8,000	31	(29)

					$218	$(482)

*	Exercise price and premium determined on a future date, based upon implied volatility parameters.

(i) Forward foreign currency contracts outstanding on June 30, 2006:

Type		Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	10,620	07/2006	$311	$0	$311
Sell		10,619	07/2006	0	(266)	(266)
Buy		4,144	09/2006	106	0	106
Buy	CAD	39,258	07/2006	0	(404)	(404)
Buy	CLP	2,668,560	07/2006	0	(114)	(114)
Sell		2,668,560	07/2006	54	0	54
Buy		4,220,000	08/2006	0	(89)	(89)
Sell		1,494,360	08/2006	29	0	29
Buy		18,230	09/2006	0	0	0
Buy	CNY	101,102	03/2007	0	(94)	(94)
Buy	EUR	607,025	07/2006	354	(2,387)	(2,033)
Sell		1,065,368	07/2006	0	(4,882)	(4,882)
Sell		111,288	08/2006	0	(2,429)	(2,429)
Sell		910,202	09/2006	0	(18,571)	(18,571)
Buy	GBP	9,061	07/2006	63	0	63
Buy	INR	144,530	08/2006	0	(85)	(85)
Sell		144,530	08/2006	57	0	57
Buy		234,041	09/2006	0	(110)	(110)
Sell		79,415	09/2006	29	0	29
Buy	JPY	39,993,642	08/2006	0	(10,917)	(10,917)
Buy	KRW	6,725,700	07/2006	225	0	225
Sell		6,725,700	07/2006	0	(88)	(88)
Buy		6,297,772	08/2006	119	0	119
Sell		3,256,100	08/2006	0	(91)	(91)
Buy		14,594,171	09/2006	292	0	292
Sell		8,293,104	09/2006	0	(237)	(237)
Buy		16,432,682	05/2007	0	(69)	(69)
Buy	MXN	84,800	08/2006	0	(524)	(524)
Sell		70,399	08/2006	153	0	153
Buy		38,210	09/2006	0	(198)	(198)
Buy	PEN	33,416	08/2006	276	0	276
Sell		33,416	08/2006	0	(331)	(331)
Buy		11,977	09/2006	78	0	78
Sell		11,977	09/2006	0	(132)	(132)
Buy	PLN	11,547	09/2006	38	0	38
Buy		2,056	11/2006	0	(20)	(20)
Buy	RUB	87,616	07/2006	139	0	139
Sell		87,616	07/2006	0	(30)	(30)
Buy		220,890	08/2006	392	0	392
Sell		220,890	08/2006	0	(304)	(304)
Buy		191,579	09/2006	151	0	151
Buy	SGD	5,215	07/2006	65	0	65
Sell		5,215	07/2006	0	(68)	(68)
Buy		21,176	08/2006	222	(31)	191
Sell		14,362	08/2006	0	(187)	(187)
Buy		5,850	09/2006	78	0	78
Sell		25	09/2006	0	0	0
Buy	SKK	362,436	09/2006	318	0	318
Sell		219,269	09/2006	0	(287)	(287)
Buy	TWD	311,941	08/2006	0	(197)	(197)
Sell		176,270	08/2006	3	0	3
Buy		113,438	09/2006	0	(34)	(34)
Sell		113,438	09/2006	1	0	1
Buy	ZAR	2,609	08/2006	0	(60)	(60)
Sell		2,609	08/2006	40	0	40
Buy		1,509	10/2006	0	(10)	(10)

				$3,593	$(43,246)	$(39,653)

(j) Exercise price and premium determined on a future date, based upon implied volatility parameters.

(k) Restricted Security

Issuer Description	Coupon Rate	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as a Percentage of Net Assets
Morgan Stanley Warehouse Facilities	4.719%	08/16/2006	06/28/2004	$42,600	$42,600	0.37%

See accompanying notes

Schedule of Investments

Low Duration Fund II

June 30, 2006 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 8.5%
Banking & Finance 7.0%
American General Finance Corp.
5.489% due 03/23/2007	$300	$300
Citigroup, Inc.
5.520% due 12/26/2008	1,400	1,401
General Motors Acceptance Corp.
6.125% due 09/15/2006	600	599
Goldman Sachs Group, Inc.
5.226% due 07/29/2008	900	901
5.420% due 07/23/2009	3,700	3,727
HSBC Finance Corp.
5.459% due 09/15/2008	700	702
Lehman Brothers Holdings, Inc.
5.180% due 10/22/2008	5,800	5,809
Morgan Stanley Warehouse Facilities
3.789% due 08/16/2006 (f)	1,900	1,900
Prudential Financial, Inc.
4.104% due 11/15/2006	1,000	995
Santander U.S. Debt S.A. Unipersonal
5.434% due 09/21/2007	3,000	3,003
Toyota Motor Credit Corp.
5.192% due 09/18/2006	5,600	5,601
Wachovia Corp.
5.176% due 10/28/2008	900	901

		25,839

Industrials 1.2%
Altria Group, Inc.
7.650% due 07/01/2008	4,500	4,656

Utilities 0.3%
AT&T, Inc.
4.214% due 06/05/2007	1,100	1,088

Total Corporate Bonds & Notes (Cost $31,659)		31,583

U.S. GOVERNMENT AGENCIES 29.4%
Fannie Mae
4.500% due 08/17/2021	2,000	1,886
4.683% due 07/01/2035	925	906
4.767% due 01/01/2035	988	971
4.810% due 09/22/2006	2,300	2,300
4.821% due 12/01/2034	4,142	4,074
4.854% due 09/01/2028	314	314
5.000% due 11/01/2017 - 07/18/2021 (b)	56,341	54,341
5.011% due 06/01/2035	5,036	4,962
5.211% due 07/01/2042	1,205	1,213
5.221% due 11/28/2035	71	71
5.261% due 09/01/2041	1,531	1,543
5.372% due 09/25/2035	871	872
5.411% due 08/01/2030 - 10/01/2030 (b)	883	890
5.500% due 02/01/2009 - 07/13/2036 (b)	11,638	11,277
5.772% due 10/25/2030	277	279
6.000% due 03/01/2016 - 11/01/2033 (b)	4,390	4,409
6.500% due 09/01/2012 - 12/25/2042 (b)	548	554
8.000% due 11/25/2023	306	320
9.250% due 10/25/2018	9	9
10.500% due 05/01/2012	132	143
Federal Home Loan Bank
4.200% due 02/05/2007	500	481
Federal Housing Administration
7.430% due 07/01/2024	1,445	1,452
Freddie Mac
4.922% due 07/01/2035	1,177	1,148
5.000% due 11/01/2018 - 07/15/2024 (b)	4,141	4,058
5.211% due 02/25/2045	2,036	2,022
5.549% due 12/15/2030	897	899
5.599% due 06/15/2018	274	274
5.715% due 07/01/2023	91	93
6.000% due 02/01/2016 - 09/01/2016 (b)	470	469
6.500% due 07/25/2043	2,429	2,451
8.500% due 06/01/2009 - 06/01/2025 (b)	24	26
Government National Mortgage Association
4.375% due 04/20/2022 - 05/20/2027 (b)	1,408	1,409
4.500% due 07/20/2030	602	602
4.750% due 07/20/2023 - 07/20/2025 (b)	800	801
5.125% due 10/20/2025	675	678
5.767% due 09/20/2030	83	84
7.000% due 11/15/2022	179	184
7.500% due 02/15/2022 - 03/15/2024 (b)	346	361
7.750% due 01/17/2030	43	43
8.000% due 03/15/2023 - 05/15/2024 (b)	98	104
9.000% due 07/20/2016 - 10/15/2030 (b)	183	197

Total U.S. Government Agencies (Cost $111,484)		109,170

MORTGAGE-BACKED SECURITIES 14.1%
American Home Mortgage Investment Trust
4.290% due 10/25/2034	3,163	3,077
4.390% due 02/25/2045	1,021	985
Banc of America Funding Corp.
4.117% due 05/25/2035	14,282	13,770
Bear Stearns Adjustable Rate Mortgage Trust
5.349% due 02/25/2033	248	247
5.633% due 02/25/2033	138	136
5.446% due 04/25/2033	1,380	1,349
4.833% due 01/25/2034	850	834
4.750% due 10/25/2035	5,171	5,075
Bear Stearns Alt-A Trust
5.438% due 05/25/2035	1,980	1,957
Countrywide Alternative Loan Trust
6.500% due 06/25/2033	485	486
Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 02/20/2036	1,711	1,684
CS First Boston Mortgage Securities Corp.
4.954% due 03/25/2032	557	562
6.247% due 06/25/2032	24	23
5.643% due 10/25/2032	54	53
5.368% due 08/25/2033	525	525
First Horizon Alternative Mortgage Securities
4.788% due 06/25/2034	1,144	1,122
GSR Mortgage Loan Trust
3.420% due 06/25/2034	3,405	3,354
4.541% due 09/25/2035	5,290	5,150
LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	1,171	1,155
Merrill Lynch Mortgage Investors, Inc.
4.502% due 02/25/2035	1,749	1,696
Nationslink Funding Corp.
5.520% due 11/10/2030	147	148
7.030% due 06/20/2031	12	12
Prime Mortgage Trust
5.722% due 02/25/2019	109	109
5.722% due 02/25/2034	515	517
Salomon Brothers Mortgage Securities
5.871% due 11/25/2022	25	25
Sequoia Mortgage Trust
5.567% due 08/20/2032	591	591
Structured Asset Mortgage Investments, Inc.
9.551% due 06/25/2029	564	604
5.582% due 09/19/2032	928	930
Structured Asset Securities Corp.
6.150% due 07/25/2032	50	50
Washington Mutual, Inc.
4.816% due 10/25/2032	1,141	1,130
5.009% due 02/27/2034	1,277	1,261
5.543% due 06/25/2042	653	654
5.612% due 10/25/2045	594	598
5.592% due 12/25/2045	996	1,000
Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	1,539	1,518

Total Mortgage-Backed Securities (Cost $53,329)		52,387

ASSET-BACKED SECURITIES 6.8%
AAA Trust
5.422% due 11/26/2035	237	238
ACE Securities Corp.
5.432% due 10/25/2035	3,650	3,653
Ameriquest Mortgage Securities, Inc.
5.432% due 10/25/2035	912	912
Amortizing Residential Collateral Trust
5.612% due 07/25/2032	43	43
Argent Securities, Inc.
5.442% due 10/25/2035	715	715
5.462% due 02/25/2036	230	230
Asset-Backed Securities Corp. Home Equity
6.299% due 03/15/2032	1,099	1,100
5.422% due 07/25/2035	136	136
Bear Stearns Asset-Backed Securities, Inc.
5.522% due 09/25/2034	476	477
5.522% due 06/15/2043	509	510
Carrington Mortgage Loan Trust
5.402% due 06/25/2035	109	109
Centex Home Equity
5.412% due 06/25/2035	867	868
Chase Manhattan Auto Owner Trust
4.770% due 03/15/2008	2,790	2,784
CIT Group Home Equity Loan Trust
5.592% due 06/25/2033	228	229
Citigroup Mortgage Loan Trust, Inc.
5.412% due 05/25/2035	176	176
Countrywide Asset-Backed Certificates
5.802% due 12/25/2031	341	342
5.402% due 10/25/2035	670	671
FBR Securitization Trust
5.432% due 10/25/2035	1,542	1,543
First NLC Trust
5.432% due 09/25/2035-12/25/2035 (b)	952	953
Fremont Home Loan Trust
5.412% due 01/25/2036	815	816
GSAMP Trust
5.432% due 11/25/2035	741	742
GSR Mortgage Loan Trust
5.422% due 11/25/2030	814	815
Morgan Stanley Dean Witter Capital I, Inc.
5.652% due 07/25/2032	8	8
New Century Home Equity Loan Trust
5.432% due 09/25/2035	1,266	1,267
Quest Trust
5.161% due 12/25/2035	511	511
SACO I, Inc.
5.432% due 09/25/2035	1,405	1,406
Soundview Home Equity Loan Trust
5.432% due 11/25/2035	1,843	1,844
5.422% due 12/25/2035	575	575
Structured Asset Securities Corp.
5.371% due 01/25/2033	47	48
Wachovia Auto Owner Trust
4.820% due 02/20/2009	1,600	1,595

Total Asset-Backed Securities (Cost $25,309)		25,316

	Notional Amount (000s)
PURCHASED CALL OPTIONS 0.1%
2-Year Interest Rate Swap (OTC) Pay 3-Month USD-LIBOR Floating Rate Index
Strike @ 4.500% Exp. 10/04/2006	16,400	0
Strike @ 4.750% Exp. 08/07/2006	26,000	0
Strike @ 4.750% Exp. 08/08/2006	8,000	0
Strike @ 4.800% Exp. 12/22/2006	14,000	2
Strike @ 5.000% Exp. 03/08/2007	21,000	18
Strike @ 5.080% Exp. 04/19/2007	18,400	27
Strike @ 5.130% Exp. 10/25/2006	40,100	12
Strike @ 5.170% Exp. 02/01/2007	9,700	11
Strike @ 5.200% Exp. 05/09/2007	21,500	47
Strike @ 5.250% Exp. 06/07/2007	18,000	49
U.S. Treasury Bond 30-Year September Futures
Strike @ $119.000 Exp. 08/25/2006	100	2

Total Purchased Call Options (Cost $703)		168

	# of Contracts
PURCHASED PUT OPTIONS 0.0%
90-Day Eurodollar December Futures (CME)
Strike @ $92.000 Exp. 12/18/2006	557	4
Strike @ $92.250 Exp. 12/18/2006	325	2
Strike @ $92.500 Exp. 12/18/2006	109	1
Strike @ $92.750 Exp. 12/18/2006	110	1
90-Day Eurodollar June Futures (CME)
Strike @ $91.250 Exp. 06/18/2007	707	4
90-Day Eurodollar March Futures (CME)
Strike @ $92.000 Exp. 03/19/2007	348	2
Strike @ $92.500 Exp. 03/19/2007	60	0
90-Day Eurodollar September Futures (CME)
Strike @ $91.000 Exp. 09/17/2007	186	1
Strike @ $92.750 Exp. 09/18/2006	660	4

Total Purchased Put Options (Cost $29)		19

	Shares
PREFERRED STOCK 1.5%
DG Funding Trust
6.777% due 12/31/2049	510	5,384

Total Preferred Stock (Cost $5,100)		5,384

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 47.0%
Certificates of Deposit 5.4%
Citibank New York N.A.
5.165% due 08/22/2006	10,000	10,000
Wells Fargo Bank N.A.
5.280% due 07/11/2006	10,000	10,000

		20,000

Commercial Paper 35.2%
Bank of America Corp.
5.060% due 07/05/2006	10,000	9,997
Fannie Mae
4.809% due 07/05/2006	78,600	78,578
4.930% due 08/02/2006	11,100	11,054
Federal Home Loan Bank
5.030% due 07/03/2006	10,200	10,200
0.010% due 07/14/2006	10,100	10,084
4.990% due 08/23/2006	10,700	10,624

		130,537

Repurchase Agreements 5.4%
Lehman Brothers Inc.
4.600% due 07/03/2006	14,000	14,000
(Dated 06/30/2006. Collateralized by Treasury Inflation Protected Securities 4.250% due 01/15/2010 valued at $14,310. Repurchase proceeds are $14,005.)
State Street Bank
4.900% due 07/03/2006	5,949	5,949
(Dated 06/30/2006. Collateralized by Fannie Mae 5.000% due 01/15/2007 valued at $6,072. Repurchase proceeds are $5,951.)

		19,949

U.S. Treasury Bills 1.0%
4.638% due 08/31/2006-09/14/2006 (b)(c)	3,930	3,887

Total Short-Term Instruments (Cost $174,379)		174,373

Total Investments 107.4% (Cost $401,992) (a)		$398,400
Written Options (e) (0.4%) (Premiums $1,160)		(1,364)
Other Assets and Liabilities (Net) (7.0%)		(25,971)

Net Assets 100.0%		$371,065

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) As of June 30, 2006, portfolio securities with an aggregate market value of $4,464 were valued in good faith and pursuant to guidelines established by the Board of Trustees.

(b) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(c) Securities with an aggregate market value of $3,887 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	722	$(1,128)
90-Day Eurodollar December Futures	Long	12/2007	275	(440)
90-Day Eurodollar June Futures	Long	06/2007	695	(1,341)
90-Day Eurodollar March Futures	Long	03/2007	1,382	(2,721)
90-Day Eurodollar March Futures	Short	03/2008	54	66
90-Day Eurodollar September Futures	Long	09/2007	442	(786)
U.S. Treasury 10-Year Note September Futures	Short	09/2006	94	57
U.S. Treasury 30-Year Bond September Futures	Short	09/2006	305	111
U.S. Treasury 5-Year Note September Futures	Short	09/2006	342	187

				$(5,995)

(d) Swap agreements outstanding on June 30, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2011	$3,300	$29

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%	06/20/2007	$1,900	$39

+	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

(e) Written options outstanding on June 30, 2006:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$108.000	08/25/2006	25	$4	$1
Put - CBOT U.S. Treasury 10-Year Note September Futures	103.000	08/25/2006	25	2	3
Put - CME 90-Day Eurodollar December Futures	95.000	12/18/2006	18	9	27
Put - CME 90-Day Eurodollar December Futures	95.250	12/18/2006	453	363	960
Put - CME 90-Day Eurodollar December Futures	95.500	12/18/2006	53	57	145
Put - CME 90-Day Eurodollar September Futures	95.000	09/18/2006	18	10	26

				$445	$1,162

Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Receive	5.040%	03/08/2007	$6,000	$58	$12
Call - OTC 5-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Receive	5.210%	10/25/2006	9,000	33	10
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	10/04/2006	3,500	41	0
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.850%	12/22/2006	6,000	79	2
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.780%	08/07/2006	11,000	90	0
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.210%	10/25/2006	6,000	27	7
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.780%	08/08/2006	3,000	28	0
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.540%	10/04/2006	4,000	48	0
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.040%	03/08/2007	3,000	34	6
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.220%	04/19/2007	8,000	63	35
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.315%	05/09/2007	9,400	97	56
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.340%	06/07/2007	8,000	81	55
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.210%	10/25/2006	2,600	10	3
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.240%	02/01/2007	4,200	26	16

							$715	$202

(f) Restricted Securities

Issuer Description	Coupon Rate	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as a Percentage of Net Assets
Morgan Stanley Warehouse Facilities	3.789%	08/16/2006	06/28/2004	$1,900	$1,900	0.51%

See accompanying notes

Schedule of Investments

Low Duration Fund III

June 30, 2006 (Unaudited)

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 13.8%
Banking & Finance 12.5%
American Express Credit Corp.
5.190% due 12/12/2007		$200	$200
American General Finance Corp.
5.490% due 03/23/2007		100	100
Bank of America Corp.
5.406% due 06/19/2009		600	600
Bear Stearns Cos., Inc.
5.299% due 04/29/2008		900	902
CIT Group, Inc.
5.420% due 11/03/2010		400	402
Citigroup, Inc.
4.200% due 12/20/2007		400	392
5.280% due 03/07/2008		500	500
5.520% due 12/26/2008		300	300
Ford Motor Credit Co.
7.750% due 02/15/2007		100	100
6.374% due 03/21/2007		100	100
7.200% due 06/15/2007		100	99
General Electric Capital Corp.
5.220% due 05/19/2008		3,000	3,004
Goldman Sachs Group, Inc.
5.125% due 10/05/2007		200	201
5.250% due 11/10/2008		100	100
5.527% due 12/22/2008		300	300
5.420% due 07/23/2009		600	604
HSBC Finance Corp.
5.260% due 02/28/2007		800	800
5.459% due 09/15/2008		100	100
Lehman Brothers Holdings, Inc.
5.660% due 12/23/2010		200	200
Morgan Stanley
5.280% due 02/09/2009		300	301
5.320% due 01/18/2011		400	401
Prudential Financial, Inc.
4.104% due 11/15/2006		200	199
Royal Bank of Scotland Group PLC
5.424% due 12/21/2007		300	300
Santander U.S. Debt S.A. Unipersonal
5.434% due 09/21/2007		400	401
5.480% due 09/19/2008		900	901
Wachovia Corp.
5.176% due 10/28/2008		100	100
Wells Fargo
5.340% due 03/10/2008		1,100	1,101

			12,708

Industrials 0.6%
DaimlerChrysler N.A. Holding Corp.
5.500% due 11/17/2006		300	300
Oracle Corp. & Ozark Holding, Inc.
5.280% due 01/13/2009		300	301

			601

Utilities 0.7%
Entergy Mississippi, Inc.
4.350% due 04/01/2008		200	195
Progress Energy, Inc.
6.050% due 04/15/2007		500	501

			696

Total Corporate Bonds & Notes (Cost $14,002)			14,005

U.S. GOVERNMENT AGENCIES 37.3%
Fannie Mae
4.350% due 03/01/2035		69	68
4.370% due 11/01/2034		193	191
4.480% due 05/01/2035		209	206
4.500% due 08/17/2021 - 08/01/2035 (a)		1,793	1,713
4.590% due 11/01/2035		346	342
4.670% due 07/01/2035		168	165
4.890% due 08/01/2029		361	361
5.000% due 11/01/2019 - 07/18/2021 (a)		19,114	18,409
5.181% due 01/25/2021		2,229	2,225
5.210% due 07/01/2042		221	223
5.221% due 04/26/2035		9	9
5.260% due 09/01/2041		278	280
5.310% due 09/22/2006		400	400
5.370% due 09/25/2035		132	132
5.410% due 09/01/2040		117	117
5.431% due 09/25/2042		400	403
5.481% due 05/25/2031		300	300
5.500% due 01/01/2009 - 07/13/2036 (a)		7,456	7,186
5.830% due 02/01/2031		94	94
5.980% due 11/01/2035		164	168
6.000% due 03/01/2017 - 11/01/2017 (a)		629	631
6.500% due 01/01/2033		29	29
Freddie Mac
4.720% due 06/01/2035 - 08/01/2035 (a)		1,610	1,565
4.920% due 07/01/2035		250	244
5.000% due 04/15/2012 - 07/15/2024 (a)		933	921
5.210% due 02/25/2045		291	289
5.549% due 12/15/2030		120	120
5.599% due 06/15/2018		78	78
5.649% due 11/15/2030		21	21
6.000% due 03/01/2016 - 08/01/2016 (a)		135	134
6.500% due 07/25/2043		298	301
Government National Mortgage Association
4.000% due 07/16/2027		66	65
4.375% due 06/20/2027 - 05/20/2030 (a)		207	208
5.000% due 02/20/2032		128	128
8.500% due 10/20/2026		20	22

Total U.S. Government Agencies (Cost $38,363)			37,748

U.S. TREASURY OBLIGATIONS 0.1%
Treasury Inflation Protected Security
3.375% due 01/15/2007 (b)(d)		127	127

Total U.S. Treasury Obligations (Cost $128)			127

MORTGAGE-BACKED SECURITIES 13.6%
American Home Mortgage Investment Trust
4.290% due 10/25/2034		570	555
4.390% due 02/25/2045		128	123
Banc of America Funding Corp.
4.114% due 05/25/2035		2,704	2,607
Bear Stearns Adjustable Rate Mortgage Trust
5.340% due 02/25/2033		24	24
5.619% due 02/25/2033		14	14
5.452% due 03/25/2033		169	165
4.810% due 01/25/2034		131	128
4.750% due 11/25/2035		776	761
Bear Stearns Alt-A Trust
5.409% due 05/25/2035		354	350
Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035		95	93
4.900% due 12/25/2035		185	184
Countrywide Alternative Loan Trust
6.500% due 06/25/2033		55	55
4.500% due 06/25/2035		1,006	986
5.600% due 02/25/2036		1,166	1,168
Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 02/20/2036		270	266
CS First Boston Mortgage Securities Corp.
4.938% due 05/15/2010		188	185
6.056% due 06/25/2032		3	3
GMAC Mortgage Corp. Loan Trust
5.009% due 11/19/2035		176	174
GSR Mortgage Loan Trust
3.406% due 06/01/2034		484	477
5.540% due 09/25/2035		793	773
LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030		270	267
Mastr Adjustable Rate Mortgages Trust
3.790% due 12/21/2034		31	31
Mellon Residential Funding Corp.
5.640% due 12/15/2030		1,026	1,030
Prime Mortgage Trust
5.722% due 02/25/2034		84	84
Structured Adjustable Rate Mortgage Loan Trust
4.580% due 02/25/2034		361	353
5.350% due 08/25/2034		460	457
5.682% due 01/25/2035		435	439
Structured Asset Mortgage Investments, Inc.
5.602% due 02/25/2035		97	97
Structured Asset Securities Corp.
6.250% due 01/25/2032		23	23
Washington Mutual, Inc.
5.380% due 02/25/2033		85	84
5.495% due 11/25/2034		633	636
5.202% due 05/25/2041		119	119
5.543% due 06/25/2042		313	314
5.612% due 10/25/2045		85	85
5.590% due 12/26/2045		181	182
Wells Fargo Mortgage-Backed Securities Trust
3.540% due 09/25/2034		117	117
4.950% due 03/25/2036		385	379

Total Mortgage-Backed Securities (Cost $13,945)			13,788

ASSET-BACKED SECURITIES 6.0%
AAA Trust
5.181% due 04/25/2035		53	53
ACE Securities Corp.
5.430% due 10/25/2035		512	513
Ameriquest Mortgage Securities, Inc.
5.430% due 10/25/2035		195	195
Argent Securities, Inc.
5.440% due 10/25/2035		95	95
5.460% due 12/25/2035		344	345
Carrington Mortgage Loan Trust
5.400% due 06/25/2035		18	18
Centex Home Equity
5.410% due 06/25/2035		156	156
Chase Manhattan Auto Owner Trust
4.770% due 03/15/2008		400	399
Citigroup Mortgage Loan Trust, Inc.
5.410% due 05/25/2035		39	39
Countrywide Asset-Backed Certificates
5.800% due 12/25/2031		57	57
5.400% due 06/25/2035		25	25
5.400% due 10/25/2035		97	97
5.380% due 12/25/2035		186	186
FBR Securitization Trust
5.430% due 10/25/2035		213	213
First Franklin Mortgage Loan Asset-Backed Certificates
5.430% due 03/25/2025		75	75
First NLC Trust
5.430% due 09/25/2035		73	73
5.430% due 12/25/2035		103	103
Ford Credit Auto Owner Trust
4.240% due 03/15/2008		189	189
Fremont Home Loan Trust
5.410% due 01/25/2036		188	188
GSAMP Trust
5.610% due 03/25/2034		178	179
5.440% due 12/25/2035		433	433
5.430% due 01/25/2036		123	124
GSR Mortgage Loan Trust
5.420% due 12/25/2030		222	222
Home Equity Mortgage Trust
5.430% due 02/25/2036		107	107
Indymac Residential Asset-Backed Trust
5.420% due 03/25/2036		152	152
Long Beach Mortgage Loan Trust
5.410% due 01/25/2036		233	233
Nissan Auto Lease Trust
2.900% due 08/15/2007		37	37
Option One Mortgage Loan Trust
5.420% due 08/25/2035		15	15
Quest Trust
5.402% due 12/25/2035		85	85
Residential Funding Mortgage Securities II, Inc.
5.462% due 05/25/2015		142	142
SACO I, Inc.
5.432% due 09/25/2035		225	225
SLM Student Loan Trust
5.120% due 07/25/2013		170	170
5.110% due 01/26/2015		236	236
Soundview Home Equity Loan Trust
5.432% due 05/25/2035		32	32
5.422% due 12/25/2035		72	72
Structured Asset Securities Corp.
5.452% due 12/25/2035		398	398
Truman Capital Mortgage Loan Trust
5.660% due 01/25/2034		165	165

Total Asset-Backed Securities (Cost $6,043)			6,046

	Notional Amount (000s)
PURCHASED CALL OPTIONS 0.0%
2-Year Interest Rate Swap (OTC) Pay 3-Month USD-LIBOR Floating Rate Index
Strike @ 4.750% Exp. 08/07/2006		4,000	0
Strike @ 4.800% Exp. 12/22/2006		4,000	1
Strike @ 5.000% Exp. 03/08/2007		7,000	6
Strike @ 5.080% Exp. 04/19/2007		2,300	3
Strike @ 5.130% Exp. 10/25/2006		5,500	2
Strike @ 5.170% Exp. 02/01/2007		2,800	3
Strike @ 5.200% Exp. 05/09/2007		5,900	13
Strike @ 5.250% Exp. 06/07/2007		5,000	14

Total Purchased Call Options (Cost $138)			42

	# of Contracts
PURCHASED PUT OPTIONS 0.0%
90-Day Eurodollar December Futures (CME)
Strike @ $92.000 Exp. 12/18/2006		245	2
Strike @ $92.250 Exp. 12/18/2006		40	0
Strike @ $92.500 Exp. 12/18/2006		32	0
90-Day Eurodollar June Futures (CME)
Strike @ $91.250 Exp. 06/18/2007		216	1
90-Day Eurodollar March Futures (CME)
Strike @ $92.000 Exp. 03/19/2007		167	1
90-Day Eurodollar September Futures (CME)
Strike @ $92.750 Exp. 09/18/2006		101	1

Total Purchased Put Options (Cost $8)			5

	Shares
PREFERRED STOCK 0.5%
DG Funding Trust
6.777% due 12/31/2049		44	465

Total Preferred Stock (Cost $464)			465

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 41.9%
Certificates of Deposit 1.0%
Barclay Bank PLC
4.530% due 01/29/2007		$1,000	1,001

Commercial Paper 17.4%
Bank of Ireland
5.090% due 08/17/2006		1,900	1,888
Barclays U.S. Funding Corp.
5.055% due 08/16/2006		2,500	2,485
BNP Paribas Finance
5.050% due 08/16/2006		3,000	2,981
Danske Corp.
5.080% due 08/24/2006		3,000	2,978
Nordea N.A., Inc.
5.090% due 08/24/2006		300	298
Skandinaviska Enskilda Banken
5.280% due 07/20/2006		1,600	1,596
Societe Generale N.A.
5.050% due 08/16/2006		2,000	1,988
TotalFinaElf Captial S.A.
5.270% due 07/03/2006		1,600	1,600
UBS Finance Delaware LLC
5.080% due 08/21/2006		1,800	1,788

			17,602

Repurchase Agreements 4.3%
Lehman Brothers Inc.
4.600% due 07/03/2006		$4,200	4,200
(Dated 06/30/2006. Collateralized by U.S. Treasury Notes 3.250% due 08/15/2007 valued at $4,291. Repurchase proceeds are $4,202.)
State Street Bank
4.900% due 07/03/2006		192	192
(Dated 06/30/2006. Collateralized by Federal Home Loan Bank 3.375% due 02/23/2007 valued at $200. Repurchase proceeds are $192.)

			4,392

Belgium Treasury Bills 1.5%
2.757% due 10/12/2006	EUR	1,220	1,548

France Treasury Bills 10.6%
2.596% due 07/06/2006-10/12/2006 (a)		8,430	10,756

Germany Treasury Bills 5.7%
2.539% due 07/12/2006		1,490	5,725

U.S. Treasury Bills 1.4%	$
4.314% due 08/31/2006-09/14/2006 (a)		1,380	1,364

Total Short-Term Instruments (Cost $41,960)			42,388

Total Investments (c)(d) 113.1% (Cost $115,051)			$114,618
Written Options (e) (0.7%) (Premiums $379)			(709)

Other Assets and Liabilities (Net) (12.4%)			(12,633)

Net Assets 100.0%			$101,276

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(b) Principal amount of security is adjusted for inflation.

(c) As of June 30, 2006, portfolio securities with an aggregate market value of $439 were valued in good faith and pursuant to guidelines established by the Board of Trustees.

(d) Securities with an aggregate market value of $1365 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	172	$(268)
90-Day Eurodollar December Futures	Long	12/2007	72	(114)
90-Day Eurodollar June Futures	Long	06/2007	156	(294)
90-Day Eurodollar March Futures	Long	03/2007	239	(465)
90-Day Eurodollar March Futures	Short	03/2008	16	19
90-Day Eurodollar September Futures	Long	09/2007	118	(208)
U.S. Treasury 10-Year Note September Futures	Short	09/2006	27	13
U.S. Treasury 30-Year Bond September Futures	Short	09/2006	75	(25)
U.S. Treasury 5-Year Note September Futures	Short	09/2006	96	53

				$(1,289)

(e) Written options outstanding on June 30, 2006:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$108.000	08/25/2006	7	$1	$0
Put - CBOT U.S. Treasury 10-Year Note September Futures	103.000	08/25/2006	7	1	1
Put - CME 90-Day Eurodollar December Futures	95.000	12/18/2006	3	1	5
Put - CME 90-Day Eurodollar December Futures	95.250	12/18/2006	291	216	617
Put - CME 90-Day Eurodollar December Futures	95.500	12/18/2006	10	11	27
Put - CME 90-Day Eurodollar March Futures	94.750	03/19/2007	4	2	4
Put - CME 90-Day Eurodollar September Futures	95.000	09/18/2006	3	2	4

				$234	$658

Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Put - OTC 1-Year Interest Rate Swap	HSBC Bank USA	6-month GBP-LIBOR	Pay	4.500%	12/20/2006	GBP	300	$2	$3
Call - OTC 5-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Receive	5.040%	03/08/2007		$2,000	19	4
Call - OTC 5-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Receive	5.210%	10/25/2006		1,200	4	1
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.850%	12/22/2006		2,000	26	1
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.780%	08/07/2006		2,000	17	0
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.210%	10/25/2006		900	4	1
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.040%	03/08/2007		1,000	11	2
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.220%	04/19/2007		1,000	8	4
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.315%	05/09/2007		2,600	27	16
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.340%	06/07/2007		2,000	20	14
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.240%	02/01/2007		1,200	7	5

								$145	$51

(f) Swap agreements outstanding on June 30, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month GBP-LIBOR	Pay	5.000%	06/15/2007	GBP	1,500	$(13)
Lehman Brothers, Inc.	6-month GBP-LIBOR	Pay	4.500%	09/20/2009		800	(20)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2011		$400	4

							$(29)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.100%	12/20/2006	$400	$1
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%	06/20/2007	200	4
J.P. Morgan Chase & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.690%	03/20/2007	400	2
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.200%	12/20/2006	400	7
Morgan Stanley Dean Witter & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.460%	06/20/2007	100	0

						$14

+	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

(g) Forward foreign currency contracts outstanding on June 30, 2006:

Type	Principal Amount Covered by Contract		Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	158	07/2006	$5	$0	$5
Sell		157	07/2006	0	(4)	(4)
Buy		78	09/2006	2	0	2
Buy	CAD	391	07/2006	0	(4)	(4)
Buy	CLP	39,731	07/2006	0	(2)	(2)
Sell		39,731	07/2006	1	0	1
Buy		43,000	08/2006	0	(1)	(1)
Sell		7,597	08/2006	1	0	1
Buy	CNY	1,137	03/2007	0	(1)	(1)
Sell	EUR	10,335	07/2006	34	(162)	(128)
Sell		4,904	09/2006	0	(89)	(89)
Buy	GBP	85	07/2006	1	0	1
Buy	INR	2,263	08/2006	0	(1)	(1)
Sell		2,034	08/2006	1	0	1
Buy		1,457	09/2006	0	(1)	(1)
Buy	JPY	396,712	08/2006	0	(108)	(108)
Buy	KRW	41,083	08/2006	1	0	1
Buy		153,453	09/2006	4	0	4
Sell		102,039	09/2006	0	(3)	(3)
Buy		167,160	05/2007	0	0	0
Buy	MXN	730	08/2006	0	(5)	(5)
Sell		663	08/2006	2	0	2
Buy		563	09/2006	0	(3)	(3)
Buy	PEN	349	08/2006	2	0	2
Sell		349	08/2006	0	(4)	(4)
Buy		71	09/2006	0	0	0
Sell		71	09/2006	0	(1)	(1)
Buy	PLN	89	09/2006	0	0	0
Buy		68	11/2006	0	0	0
Buy	RUB	2,505	08/2006	4	0	4
Sell		2,076	08/2006	0	(2)	(2)
Buy		1,529	09/2006	2	0	2
Buy	SGD	244	08/2006	3	0	3
Sell		177	08/2006	0	(2)	(2)
Buy		87	09/2006	1	0	1
Buy	SKK	3,454	09/2006	4	0	4
Sell		1,545	09/2006	0	(1)	(1)
Buy	TWD	2,647	08/2006	0	(3)	(3)
Sell		2,889	08/2006	0	0	0
Buy		1,669	09/2006	0	0	0
Buy	ZAR	18	08/2006	0	0	0
Sell		18	08/2006	0	0	0
Buy		18	10/2006	0	0	0
Buy		38	11/2006	0	0	0

				$68	$(397)	$(329)

See accompanying notes

Schedule of Investments

Moderate Duration Fund

June 30, 2006 (Unaudited)

	Principal Amount (000s)		Value (000s)
BANK LOAN OBLIGATIONS (g) 0.1%
JSG Holding PLC
5.636% due 11/29/2014	EUR	18	$23
5.642% due 11/29/2014		104	134
5.716% due 11/29/2014		211	272
5.800% due 11/29/2014		108	139
5.831% due 11/29/2014		163	209
5.971% due 11/29/2014		396	511

Total Bank Loan Obligations (Cost $1,185)			1,288

CORPORATE BONDS & NOTES 3.0%
Banking & Finance 2.1%
American General Finance Corp.
4.980% due 03/23/2007		$1,200	1,201
Atlantic & Western Re Ltd.
10.990% due 01/09/2007		400	394
Citigroup, Inc.
6.200% due 03/15/2009		110	112
Ford Motor Credit Co.
7.750% due 02/15/2007		4,326	4,334
6.374% due 03/21/2007		11,800	11,760
General Electric Capital Corp.
6.500% due 12/10/2007		100	101
Goldman Sachs Group, Inc.
4.670% due 08/01/2006		10,000	10,001
Morgan Stanley Warehouse Facilities (I)
4.719% due 08/16/2006		4,700	4,700
Petroleum Export Ltd.
5.265% due 06/15/2011		669	650
Phoenix Quake Wind Ltd.
6.980% due 07/03/2008		1,300	1,316
Phoenix Quake Wind II Ltd.
8.030% due 07/03/2008		300	273
Vita Capital Ltd.
6.340% due 01/01/2007		400	401

			35,243

Industrials 0.6%
HJ Heinz Co.
6.428% due 12/01/2008		800	813
Pemex Project Funding Master Trust
9.500% due 09/15/2027		600	721
Tennessee Gas Pipeline Co.
7.000% due 03/15/2027		7,800	7,874

			9,408

Utilities 0.3%
AT&T, Inc.
4.214% due 06/05/2021		5,300	5,241
Qwest Capital Funding, Inc.
7.250% due 02/15/2011		461	451

			5,692

Total Corporate Bonds & Notes (Cost $50,391)			50,343

MUNICIPAL BONDS & NOTES 0.3%
Virginia State Tobacco Settlement Financing Corporations Revenue Notes, Series 2005
4.000% due 06/01/2013		2,633	2,614
5.250% due 06/01/2019		1,500	1,521

Total Municipal Bonds & Notes (Cost $4,114)			4,135

U.S. GOVERNMENT AGENCIES 64.3%
Fannie Mae
3.000% due 08/25/2009		4	4
4.500% due 08/17/2021		12,000	11,340
4.691% due 04/26/2035		231	231
4.810% due 09/22/2006		8,100	8,099
4.837% due 06/01/2035		17,617	17,174
4.859% due 01/01/2027		138	138
5.000% due 12/01/2013 - 07/13/2036 (b)		643,309	617,252
5.218% due 11/25/2032		14	14
5.500% due 06/01/2007 - 07/13/2036 (b)		328,914	317,495
6.000% due 09/25/2016 - 07/13/2036 (b)		14,399	14,332
6.130% due 10/01/2008		152	153
6.325% due 04/01/2008		281	282
6.500% due 01/01/2013 - 06/25/2044 (b)		13,695	13,500
7.000% due 05/01/2012 - 05/01/2032 (b)		353	361
7.500% due 03/01/2015 - 07/25/2041 (b)		470	487
8.000% due 12/01/2006 - 08/01/2031 (b)		132	139
12.000% due 05/01/2016		4	5
Federal Home Loan Bank
4.200% due 02/05/2007		1,600	1,540
Federal Housing Administration
7.430% due 04/01/2022 - 06/01/2023 (b)		383	386
Freddie Mac
4.000% due 05/01/2019		161	149
4.500% due 05/01/2018 - 05/01/2034 (b)		1,134	1,068
5.000% due 04/15/2016 - 09/01/2035 (b)		19,076	18,615
5.500% due 06/01/2017 - 10/01/2034 (b)		2,709	2,635
6.000% due 09/01/2013 - 09/01/2034 (b)		2,683	2,657
6.500% due 07/25/2043		8	8
7.000% due 04/01/2032		53	54
7.500% due 05/01/2015		3	3
8.000% due 01/01/2012		15	16
8.500% due 04/15/2025		436	436
Government National Mortgage Association
4.375% due 03/20/2020 - 03/20/2028 (b)		551	553
5.000% due 09/15/2017 - 12/15/2017 (b)		196	191
5.125% due 11/20/2017 - 11/20/2025 (b)		95	95
5.500% due 01/15/2017 - 09/20/2034 (b)		12,886	11,457
5.531% due 10/16/2030		84	84
5.681% due 02/16/2030		968	980
5.731% due 02/16/2030		678	688
6.000% due 07/20/2015 - 08/20/2034 (b)		212	211
6.500% due 01/20/2034 - 08/20/2034 (b)		174	176
7.000% due 07/15/2031 - 12/15/2032 (b)		160	164
7.500% due 03/15/2008 - 01/15/2031 (b)		732	755
8.000% due 04/15/2017 - 11/15/2022 (b)		1,758	1,845
8.500% due 02/15/2008		11	11
9.000% due 06/15/2009 - 10/15/2017 (b)		110	113
9.500% due 08/15/2021 - 12/15/2021 (b)		25	28
Housing Urban Development
5.070% due 08/01/2015		2,000	1,910
5.290% due 08/01/2017		5,000	4,782
Small Business Administration Participation Certificates
4.340% due 03/01/2024		80	73
4.504% due 02/10/2014		84	79
4.750% due 07/01/2025		19,638	18,359
5.130% due 09/01/2023		21	20
6.090% due 07/01/2011		113	114
6.640% due 02/01/2011		3,868	3,968
7.449% due 08/01/2010		2,207	2,303

Total U.S. Government Agencies (Cost $1,116,096)			1,077,532

U.S. TREASURY OBLIGATIONS 0.2%
Treasury Inflation Protected Securities (c)
3.375% due 01/15/2007 (d)		2,289	2,296
2.000% due 01/15/2026		1,522	1,394

Total U.S. Treasury Obligations (Cost $3,814)			3,690

MORTGAGE-BACKED SECURITIES 1.7%
American Home Mortgage Investment Trust
4.390% due 02/25/2045		3,445	3,325
Banc of America Funding Corp.
4.115% due 05/25/2035		4,225	4,074
Bear Stearns Adjustable Rate Mortgage Trust
5.346% due 02/25/2033		456	455
5.619% due 02/25/2033		344	339
Bear Stearns Alt-A Trust
5.415% due 05/25/2035		6,788	6,711
Countrywide Alternative Loan Trust
6.000% due 10/25/2032		4	3
Countrywide Home Loan Mortgage Pass-Through Trust
5.351% due 04/25/2034		2	2
5.108% due 04/25/2035		1,189	1,195
CS First Boston Mortgage Securities Corp.
4.879% due 03/25/2032		279	281
Indymac Adjustable Rate Mortgage Trust
5.167% due 01/25/2032		263	262
Mastr Adjustable Rate Mortgages Trust
3.787% due 12/21/2034		583	580
Prime Mortgage Trust
5.218% due 02/25/2019		245	246
5.218% due 02/25/2034		1,058	1,062
Structured Asset Securities Corp.
6.070% due 02/25/2032		64	64
Washington Mutual, Inc.
4.816% due 10/25/2032		4	4
5.129% due 10/25/2032		439	436
4.597% due 02/27/2034		11	11
5.371% due 10/25/2045		2,205	2,220
Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036		6,539	6,450

Total Mortgage-Backed Securities (Cost $28,087)			27,720

ASSET-BACKED SECURITIES 0.2%
AAA Trust
5.181% due 11/26/2035		692	694
Brazos Student Finance Corp.
5.620% due 06/01/2023		1,678	1,690
Carrington Mortgage Loan Trust
4.898% due 06/25/2035		364	364
Freemont Home Loan Owner Trust
5.608% due 12/25/2029		380	380

Total Asset-Backed Securities (Cost $3,108)			3,128

SOVEREIGN ISSUES 1.0%
Brazilian Government International Bond
8.000% due 01/15/2018		2,100	2,221
Hydro Quebec
5.125% due 09/29/2049		5,000	4,727
Panama Government International Bond
8.875% due 09/30/2027		700	796
Peru Government International Bond
9.125% due 01/15/2008		8,000	8,360
United Mexican States Value Recovery Right
0.000% due 06/30/2007		22,000	583

Total Sovereign Issues (Cost $15,436)			16,687

FOREIGN CURRENCY-DENOMINATED ISSUES (g) 0.5%
Banque Centrale de Tunisie
7.500% due 08/06/2009	EUR	6,000	8,346
New Zealand Government Bond
4.500% due 02/15/2016 (c)	NZD	800	663

Total Foreign Currency-Denominated Issues (Cost $6,604)			9,009

	Notional Amount (000s)
PURCHASED CALL OPTIONS 0.0%
2-Year Interest Rate Swap (OTC) Pay 3-Month USD-LIBOR Floating Rate Index
Strike @ 4.500% Exp. 10/04/2006		$55,800	0
Strike @ 4.750% Exp. 08/07/2006		114,000	0
Strike @ 4.800% Exp. 12/22/2006		60,000	8
Strike @ 5.000% Exp. 03/08/2007		88,000	76
Strike @ 5.080% Exp. 04/19/2007		69,000	100
Strike @ 5.130% Exp. 10/25/2006		138,400	41
Strike @ 5.170% Exp. 02/01/2007		44,800	53
Strike @ 5.200% Exp. 05/09/2007		99,900	218
Strike @ 5.250% Exp. 06/07/2007		87,000	239

Total Purchased Call Options (Cost $2,805)			735

	# of Contracts
PURCHASED PUT OPTIONS 0.0%
90-Day Eurodollar December Futures (CME)
Strike @ $92.250 Exp. 12/18/2006		885	6
Strike @ $92.500 Exp. 12/18/2006		9,300	58
90-Day Eurodollar March Futures (CME)
Strike @ $92.000 Exp. 03/19/2007		1,266	8
Strike @ $92.250 Exp. 03/19/2007		494	3
90-Day Eurodollar September Futures (CME)
Strike @ $90.250 Exp. 09/17/2007		660	4
U.S. dollar versus Japanese Yen (OTC)
Strike @ JPY124.000 Exp. 07/19/2006		2,500	214

Total Purchased Put Options (Cost $317)			293

	Notional Amount (000s)
PURCHASED STRADDLE OPTIONS (h) 0.0%
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle
Strike @ $0.000 Exp. 08/23/2007		$24,000	14

Total Purchased Straddle Options (Cost $0)			14

	Shares
PREFERRED STOCK 0.3%
DG Funding Trust
6.777% due 12/31/2049		410	4,328

Total Preferred Stock (Cost $4,100)			4,328

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS (g) 41.6%
Commercial Paper 17.3%
Barclays U.S. Funding Corp.
5.055% due 08/16/2006		$49,500	49,194
Cox Communications, Inc.
4.720% due 07/17/2006		2,600	2,600
Danske Corp.
5.080% due 08/24/2006		49,200	48,839
Dexia Delaware LLC
5.020% due 08/01/2006		49,400	49,200
Skandinaviska Enskilda Banken
5.000% due 07/27/2006		31,700	31,594
Societe Generale N.A.
5.055% due 08/15/2006		49,400	49,102
5.050% due 08/16/2006		5,300	5,267
UBS Finance Delaware LLC
4.985% due 08/18/2006		48,500	48,191
5.000% due 08/25/2006		900	893
5.095% due 09/22/2006		5,100	5,036

			289,916

Repurchase Agreement 4.1%
Credit Suisse First Boston
4.500% due 07/03/2006		69,000	69,000
(Dated 06/30/2006. Collateralized by Treasury Inflation Protected Securities 3.625% due 04/15/2028 valued at $71,096. Repurchase proceeds are $69,026.)

Tri-Party Repurchase Agreement 0.3%
State Street Bank
4.900% due 07/03/2006		5,016	5,016
(Dated 06/30/2006. Collateralized by Freddie Mac 3.800% due 12/27/2006 valued at $5,120. Repurchase proceeds are $5,018.)

Belgium Treasury Bills 2.6%
2.634% due 07/13/2006-10/12/2006 (b)	EUR	33,970	43,269

France Treasury Bills 14.6%
2.652% due 07/20/2006-11/23/2006 (b)		191,990	244,480

Germany Treasury Bill 1.7%
2.539% due 07/12/2006		3,200	27,354

U.S. Treasury Bills 1.0%	$
4.532% due 08/31/2006-09/14/2006 (b)(d)		17,385	17,200

Total Short-Term Instruments (Cost $689,939)			696,235

Total Investments (a) 113.1% (Cost $1,925,995)			$1,895,137
Written Options (f) (0.3%) (Premiums $4,730)			(5,661)
Other Assets and Liabilities (Net) (12.8%)			(214,644)

Net Assets 100.0%			$1,674,832

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) As of June 30, 2006, portfolio securities with an aggregate market value of $6,150 were valued in good faith and pursuant to guidelines established by the Board of Trustees.

(b) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(c) Principal amount of security is adjusted for inflation.

(d) Securities with an aggregate market value of $17,199 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	2,561	$(3,535)
90-Day Eurodollar December Futures	Long	12/2007	1,457	(1,042)
90-Day Eurodollar June Futures	Long	06/2007	3,034	(3,659)
90-Day Eurodollar March Futures	Long	03/2007	2,506	(5,048)
90-Day Eurodollar March Futures	Long	03/2008	2,100	(1,275)
90-Day Eurodollar September Futures	Long	09/2007	2,428	(2,244)
U.S. Treasury 10-Year Note September Futures	Short	09/2006	161	91
U.S. Treasury 30-Year Bond September Futures	Short	09/2006	2,563	1,768
U.S. Treasury 5-Year Note September Futures	Long	09/2006	118	(73)

				$(15,017)

(e) Swap agreements outstanding on June 30, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month GBP-LIBOR	Pay	5.000%	06/15/2007	GBP	7,600	$(100)
Lehman Brothers, Inc.	6-month GBP-LIBOR	Pay	4.500%	09/20/2009		4,100	(99)
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010	EUR	5,100	(18)
UBS Warburg LLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		1,400	(2)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2011		$12,200	107
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2016		400	(5)

							$(117)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	$400	$1
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.100%	12/20/2006	7,600	18
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%	06/20/2007	5,500	110
Citibank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.445%	12/20/2006	2,400	10
Credit Suisse First Boston	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.650%	09/20/2010	1,000	98
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	12/20/2006	3,300	12
J.P. Morgan Chase & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.690%	03/20/2007	7,100	28
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.600%	06/20/2007	2,300	45
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%	09/20/2006	300	0
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.900%	09/20/2006	4,200	8
Morgan Stanley Dean Witter & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.460%	06/20/2007	400	0

						$330

+	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

(f) Written options outstanding on June 30, 2006:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$108.000	08/25/2006	119	$20	$4
Put - CBOT U.S. Treasury 10-Year Note September Futures	103.000	08/25/2006	119	11	17
Put - CME 90-Day Eurodollar December Futures	95.000	12/18/2006	61	30	92
Put - CME 90-Day Eurodollar December Futures	95.250	12/18/2006	1,900	1,490	4,027
Put - CME 90-Day Eurodollar December Futures	95.500	12/18/2006	198	214	542
Put - CME 90-Day Eurodollar September Futures	95.000	09/18/2006	63	35	91

				$1,800	$4,773

Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Put - OTC 1-Year Interest Rate Swap	HSBC Bank USA	6-month GBP-LIBOR	Pay	4.500%	12/20/2006	GBP	8,200	$39	$89
Call - OTC 5- Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Receive	5.040%	03/08/2007		$25,000	241	51
Call - OTC 5- Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Receive	5.210%	10/25/2006		29,000	105	32
Call - OTC 5- Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	10/04/2006		10,100	118	0
Call - OTC 5- Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.850%	12/22/2006		26,000	342	10
Call - OTC 5- Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.780%	08/07/2006		38,000	311	0
Call - OTC 5- Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.210%	10/25/2006		21,900	99	24
Call - OTC 5- Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.780%	08/08/2006		11,000	104	0
Call - OTC 5- Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.540%	10/04/2006		14,000	167	0
Call - OTC 5- Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.040%	03/08/2007		13,000	145	26
Call - OTC 5- Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.220%	04/19/2007		30,000	237	131
Call - OTC 5- Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.315%	05/09/2007		43,700	451	259
Call - OTC 5- Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.340%	06/07/2007		38,000	386	260
Call - OTC 5- Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.210%	10/25/2006		8,800	34	10
Call - OTC 5- Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.240%	02/01/2007		19,400	119	73

								$2,898	$965

Forward Volatility Options

Description	Counterparty	Exercise Price *	Expiration Date	Notional Amount	Premium *	Value
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Goldman Sachs & Co.	$0.000	08/23/2007	$11,200	$28	$(26)
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	J.P. Morgan Chase & Co.	0.000	08/23/2007	2,000	11	(11)
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	J.P. Morgan Chase & Co.	0.000	08/24/2007	1,000	4	(4)

					$32	$(77)

*	Exercise price and premium determined on a future date, based upon implied volatility parameters.

(g) Forward foreign currency contracts outstanding on June 30, 2006:

Type		Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	3,183	07/2006	$93	$0	$93
Sell		1,755	07/2006	0	(43)	(43)
Buy	CAD	5,970	07/2006	0	(61)	(61)
Buy	CLP	705,307	07/2006	0	(31)	(31)
Sell		705,308	07/2006	12	(2)	10
Buy		324,000	08/2006	0	(7)	(7)
Buy		125,508	09/2006	2	0	2
Buy	CNY	16,395	03/2007	0	(16)	(16)
Buy	EUR	44,337	07/2006	1,255	0	1,255
Sell		113,847	07/2006	225	(1,188)	(963)
Sell		4,784	08/2006	0	(104)	(104)
Sell		164,714	09/2006	0	(2,981)	(2,981)
Buy	GBP	2,591	07/2006	18	0	18
Buy	INR	45,053	08/2006	0	(27)	(27)
Sell		39,660	08/2006	16	0	16
Buy		26,630	09/2006	0	(13)	(13)
Sell	JPY	302,213	07/2006	0	(19)	(19)
Buy		5,055,858	08/2006	0	(1,318)	(1,318)
Buy	KRW	709,700	07/2006	24	0	24
Sell		709,700	07/2006	0	(8)	(8)
Sell		267,575	08/2006	0	(5)	(5)
Buy		2,894,892	09/2006	65	0	65
Sell		1,490,799	09/2006	0	(43)	(43)
Buy		2,505,652	05/2007	0	(6)	(6)
Buy	MXN	15,010	08/2006	0	(93)	(93)
Sell		10,940	08/2006	24	0	24
Buy		4,496	09/2006	0	(23)	(23)
Buy	PEN	6,592	08/2006	43	0	43
Sell		6,592	08/2006	0	(69)	(69)
Buy		1,409	09/2006	9	0	9
Sell		1,409	09/2006	0	(16)	(16)
Buy	PLN	768	09/2006	2	0	2
Buy		1,275	11/2006	0	(10)	(10)
Buy	RUB	9,246	07/2006	15	0	15
Sell		9,246	07/2006	0	(4)	(4)
Buy		39,240	08/2006	70	0	70
Sell		36,440	08/2006	0	(50)	(50)
Buy		21,477	09/2006	18	0	18
Buy	SGD	548	07/2006	7	0	7
Sell		548	07/2006	0	(7)	(7)
Buy		3,750	08/2006	42	(5)	37
Sell		2,712	08/2006	0	(35)	(35)
Buy		716	09/2006	9	0	9
Buy	SKK	60,624	09/2006	53	0	53
Sell		34,180	09/2006	0	(45)	(45)
Buy	TWD	37,676	08/2006	0	(26)	(26)
Sell		17,015	08/2006	0	0	0
Buy		13,346	09/2006	0	(4)	(4)
Sell		13,346	09/2006	0	0	0
Buy	ZAR	504	08/2006	0	(12)	(12)
Sell		504	08/2006	3	0	3
Buy		504	10/2006	0	(3)	(3)
Buy		548	11/2006	0	(12)	(12)

				$2,005	$(6,286)	$(4,281)

(h) Exercise price and premium determined on a future date, based upon implied volatility parameters.

(I) Restricted Securities

Issuer Description	Coupon Rate	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as a Percentage of Net Assets
Morgan Stanley Warehouse Facilities	4.719%	08/16/2006	06/28/2004	$4,700	$4,700	0.28%

See accompanying notes

Schedule of Investments

Money Market Fund

June	30, 2006 (Unaudited)

	Principal Amount (000s)	Value (000s)
SHORT-TERM INSTRUMENTS 100.0%
Certificates of Deposit 7.3%
Citibank New York N.A.
5.125% due 08/11/2006	$9,200	$9,200
5.400% due 09/21/2006	3,300	3,300
Wells Fargo Bank N.A.
5.180% due 07/05/2006	19,600	19,600

		32,100

Commercial Paper 92.3%
Abbey National N.A. LLC
5.000% due 08/28/2006	10,800	10,716
5.100% due 07/05/2006	9,000	8,997
5.140% due 07/05/2006	300	300
ANZ National (Int’l) Ltd.
4.930% due 08/07/2006	9,200	9,156
ASB Bank Ltd.
4.930% due 07/10/2006	3,300	3,297
5.130% due 08/25/2006	4,200	4,168
5.250% due 09/14/2006	10,000	9,894
Bank of America Corp.
5.055% due 08/17/2006	15,000	14,905
Bank of Ireland
5.135% due 11/22/2006	7,700	7,544
Barclays U.S. Funding Corp.
5.105% due 08/22/2006	11,000	10,922
BNP Paribas Finance
5.270% due 07/03/2006	21,000	21,000
Calyon N.A. Inc.
5.230% due 08/03/2006	5,000	4,977
Dexia Delaware LLC
5.275% due 07/06/2006	8,000	7,996
DnB NORBank ASA
4.850% due 07/10/2006	2,450	2,448
Fannie Mae
5.010% due 09/07/2006	2,900	2,900
Fortis Funding
5.060% due 07/06/2006	1,700	1,699
Freddie Mac
3.000% due 08/04/2006	3,212	3,206
4.785% due 09/12/2006	18,800	18,623
4.824% due 09/12/2006	30,405	30,109
4.875% due 09/26/2006	8,600	8,501
General Electric Capital Corp.
5.060% due 08/16/2006	11,000	10,932
HBOS Treasury Services PLC
5.100% due 08/23/2006	11,000	10,920
ING U.S. Funding LLC
5.235% due 08/03/2006	12,300	12,245
IXIS Commercial Paper Corp.
5.200% due 08/11/2006	12,100	12,032
National Australia Funding
5.080% due 07/06/2006	9,000	8,996
Nordea N.A., Inc.
5.020% due 07/31/2006	11,000	10,957
Rabobank USA Financial Corp.
5.250% due 07/03/2006	16,700	16,700
Skandinaviska Enskilda Banken AG
4.960% due 07/20/2006	10,100	10,076
5.280% due 07/12/2006	9,600	9,587
Societe Generale N.A.
4.890% due 07/06/2006	9,000	8,996
5.120% due 07/11/2006	3,000	2,997
5.180% due 07/11/2006	5,200	5,194
Stadshypoket Delaware, Inc.
5.090% due 08/18/2006	11,000	10,928
Statens Bostadsfin Bank
4.890% due 07/06/2006	3,400	3,399
Svenska Handelsbanken, Inc.
5.000% due 08/28/2006	10,800	10,716
Swedbank, Inc.
4.830% due 08/24/2006	9,600	9,533
TotalFinaElf Captial S.A.
5.270% due 07/03/2006	21,000	21,000
Toyota Motor Credit Co.
5.270% due 08/09/2006	12,600	12,532
UBS Finance Delaware LLC
5.235% due 08/08/2006	18,000	17,906
Unicredit Delaware, Inc.
5.090% due 08/07/2006	3,700	3,682
Westpac Banking Corp.
5.140% due 12/01/2006	7,700	7,534
5.190% due 09/08/2006	7,800	7,725

		402,739

Repurchase Agreement 0.4%
State Street Bank
4.900% due 07/03/2006	1,889	1,889
(Dated 06/30/2006. Collateralized by Federal Home Loan Bank 4.875% due 02/15/2007 valued at $1,931. Repurchase proceeds are $1,890.)

Total Short-Term Instruments (Cost $439,934)		439,934

Total Investments 100.0% (Cost $439,934)		$439,934
Other Assets and Liabilities (Net) (0.0%)		(141)

Net Assets 100.0%		$439,793

See accompanying notes

Schedule of Investments

Municipal Bond Fund

June 30, 2006 (Unaudited)

	Principal Amount (000s)	Value (000s)
MUNICIPAL BONDS & NOTES 99.3%
Alabama 2.2%
Alabama 21st Century Authority Revenue Bonds, Series 2001
5.750% due 12/01/2018	$2,295	$2,431
Daphne, Alabama Special Care Facilities Financing Authority Revenue Notes, Series 1988
0.000% due 08/15/2028	3,600	3,313
Jefferson County, Alabama Limited Obligation Revenue Notes, Series 2004
5.250% due 01/01/2019	3,300	3,424

		9,168

Alaska 0.1%
Alaska State Housing Finance Corporations Revenue Bonds, (MBIA Insured), Series 2002
5.250% due 06/01/2032	540	541

Arizona 2.0%
Arizona State Salt River Project Agricultural Improvement and Power District Revenue Bonds, Series 2005
4.750% due 01/01/2035	2,000	1,972
Arizona Water Infrastructure Finance Authority Revenue Bonds, Series 2004
5.000% due 10/01/2014	3,000	3,187
Phoenix, Arizona Civic Improvement Corporation Revenue Notes, (MBIA Insured), Series 2004
5.000% due 07/01/2015	2,000	2,110
Phoenix, Arizona Industrial Development Authority Revenue Notes, (GNMA/FNMA/FHLMC Insured), Series 2000
5.875% due 06/01/2016	30	30
Pima County, Arizona Industrial Development Authority Revenue Bonds, (HUD Sector 8 Insured), Series 1998
5.375% due 06/01/2010	1,035	1,077

		8,376

Arkansas 0.5%
County of Jefferson AR Revenue Bonds, Series 2006
4.600% due 10/01/2017	2,000	1,974

California 4.8%
Alameda, California Revenue Notes, Series 1998
5.000% due 09/02/2006	355	355
Bakersfield, California Certificate of Participation Bonds, Series 1991
0.000% due 04/15/2021	5,000	2,424
California State Association of Bay Area Governments Financing Authority for Non-Profit Corporations Revenue Notes, Series 2003
5.200% due 11/15/2022	2,565	2,632
California State Statewide Communities Development Authority Revenue Notes, (California Mortgage Insured), Series 2001
5.000% due 10/01/2018	1,500	1,542
Culver, California Redevelopment Agency Tax Allocation Notes, (AMBAC Insured), Series 2005
5.000% due 11/01/2023	630	647
Foothill, California Eastern Transportation Corridor Agency Revenue Bonds, Series 1995
0.000% due 01/01/2026	1,000	388
Foothill, California Eastern Transportation Corridor Agency Revenue Notes, (MAIA-IBC Insured), Series 1999
0.000% due 01/15/2026	1,565	1,429
Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
5.500% due 06/01/2043	3,800	4,126
Irvine, California Improvement Bond Act of 1915 Special Assessment Notes, Series 2006
3.500% due 09/02/2029	1,300	1,300
Lake Elsinore, California School Refunding Authority Special Tax Notes, Series 1998
5.000% due 09/01/2006	350	351
Poway, California Unified School District Special Tax Notes, Series 2005
4.600% due 09/01/2015	420	417
4.700% due 09/01/2016	940	935
4.800% due 09/01/2017	875	871
San Ramon Valley, California Unified School District General Obligation Notes, (FGIC Insured), Series 1998
0.000% due 07/01/2018	2,385	1,363
South Tahoe, California Joint Powers Financing Authority Revenue Bonds, Series 2003
5.125% due 10/01/2009	1,000	1,001

		19,781

Colorado 0.7%
Colorado State Housing & Finance Authority Revenue Notes, (FHA/VA Mortgages Insured), Series 2000
5.700% due 10/01/2022	55	55
Colorado State Housing & Finance Authority Revenue Notes, Series 2000
6.700% due 10/01/2016	35	35
6.750% due 04/01/2015	50	50
Denver, Colorado Health & Hospital Authority Revenue Notes, Series 1998
5.000% due 12/01/2009	1,390	1,398
Larimer County, Colorado Sales & Use Tax Revenue Notes, (MBIA Insured), Series 2002
4.625% due 12/15/2012	1,325	1,372

		2,910

Connecticut 1.5%
Connecticut State General Obligation Notes, Series 2001
6.838% due 06/15/2010	5,000	5,820
Hartford, Connecticut General Obligation Notes, (MBIA Insured), Series 2005
5.000% due 09/01/2013	500	529

		6,349

Florida 3.3%
Florida State General Obligation Notes, Series 2003
5.000% due 07/01/2011	6,205	6,494
Orange County, Florida Health Facilities Authority Revenue Bonds, Series 2002
5.625% due 11/15/2032	5,000	5,252
Orange County, Florida Health Facilities Authority Revenue Notes, (MBIA Insured), Series 1996
6.250% due 10/01/2011	290	319
Orlando, Florida Waste Water System Revenue Notes, Series 1997
4.193% due 10/01/2015	500	502
Tampa, Florida Guaranteed Entitlement Revenue Notes, (AMBAC Insured), Series 2001
6.000% due 10/01/2018	800	924

		13,491

Georgia 0.9%
Georgia State Municipal Electric Authority Revenue Notes, (FGIC-TCRS Insured), Series 1993
5.500% due 01/01/2012	1,255	1,322
Georgia State Municipal Electric Authority Revenue Notes, (MBIA-IBC Insured), Series 1997
6.500% due 01/01/2012	200	215
Metropolitan Atlanta Rapid Transit Authority Revenue Notes, (AMBAC Insured), Series 2006
5.000% due 07/01/2014	2,050	2,173

		3,710

Hawaii 1.6%
Hawaii State Housing Financial & Development Corporations Revenue Bonds, (FNMA Insured), Series 1998
4.850% due 07/01/2029	125	126
Honolulu, Hawaii City & County General Obligation Notes, (MBIA Insured), Series 2005
5.000% due 07/01/2017	5,000	5,283
Honolulu, Hawaii City & County General Obligation Notes, (MBIA-IBC Insured), Series 1993
5.450% due 09/11/2008	1,000	1,034

		6,443

Illinois 11.2%
Chicago, Illinois Board of Education General Obligation Bonds, (FGIC Insured), Series 1999
0.000% due 12/01/2031	1,000	269
Chicago, Illinois Board of Education General Obligation Notes, (FGIC Insured), Series 1998
0.000% due 12/01/2020	1,000	496
Chicago, Illinois Board of Education General Obligation Notes, (MBIA Insured), Series 2002
5.000% due 12/01/2021	3,000	3,082
Chicago, Illinois General Obligation Bonds, (FSA Insured), Series 2005
5.000% due 01/01/2015	7,000	7,376
Chicago, Illinois General Obligation Notes, (MBIA Insured), Series 2001
0.000% due 01/01/2020	1,290	1,093
Chicago, Illinois Metropolitan Water Reclamation District General Obligation Notes, Series 2002
5.000% due 12/01/2011	2,300	2,408
Chicago, Illinois Revenue Bonds, (FSA Insured), Series 2005
5.000% due 01/01/2019	5,000	5,191
Cook County, Illinois Community School District No. 097 Oak Park General Obligation Notes, (FGIC Insured), Series 1999
9.000% due 12/01/2012	1,000	1,262
Cook County, Illinois School District No. 122 Oak Lawn General Obligation Notes, (FGIC Insured), Series 2000
0.000% due 12/01/2016	2,570	1,590
Cook County, Illinois Township High School District No. 225-Northfield General Obligation Notes, Series 2002
0.000% due 12/01/2011	125	98
0.000% due 12/01/2012	135	101
0.000% due 12/01/2014	255	172
0.000% due 12/01/2015	1,885	1,209
Fox Lake, Illinois Water & Sewer Revenue Notes, (AMBAC Insured), Series 1996
5.750% due 05/01/2013	315	316
Illinois State General Obligation Notes, (FSA Insured), Series 2001
5.250% due 10/01/2011	2,465	2,613
Illinois State General Obligation Notes, Series 2006
5.000% due 01/01/2014	3,100	3,262
Illinois State Health Facilities Authority Revenue Bonds, (MBIA Insured), Series 1992
6.250% due 09/01/2021	695	795
Kane McHenry Cook & De Kalb Counties, Illinois Unit School District No. 300 General Obligation Notes, (AMBAC Insured), Series 2002
0.000% due 12/01/2020	1,290	651
Kendall, Kane & Will Counties, Illinois High School Districts General Obligation Notes, (FSA Insured), Series 2003
0.000% due 10/01/2012	3,000	2,277
Lake County, Illinois Community High School District No.127 General Obligation Notes, (FGIC Insured), Series 2002
0.000% due 02/01/2017	5,420	3,327
9.000% due 02/01/2009	650	727
9.000% due 02/01/2011	690	826
9.000% due 02/01/2012	1,065	1,314
Lake, Cook, Dane & McHenry Counties, Illinois Community Unit School District General Obligation Notes, (MBIA Insured), Series 2004
5.000% due 12/01/2011	2,760	2,889
Sangamon County, Illinois School District No. 186 Springfield General Obligation Notes, (FGIC Insured), Series 2004
0.000% due 10/01/2009	1,000	862
Will County, Illinois Community Unit School District No. 365 Valley View General Obligation Notes, (FSA Insured), Series 2002
0.000% due 11/01/2019	3,400	1,815

		46,021

Indiana 3.2%
Brownsburg, Indiana 1999 School Building Corporations General Obligation Notes, (AMBAC Insured), Series 2002
5.375% due 02/01/2023	1,395	1,491
Danville, Indiana Multi-School Building General Obligation Bonds, (FSA State Aid Withholding Insured), Series 2001
4.250% due 07/15/2011	290	293
4.400% due 01/15/2012	170	173
4.500% due 01/15/2013	190	193
4.650% due 01/15/2014	210	214
4.750% due 07/15/2009	200	204
4.750% due 01/15/2015	235	240
4.850% due 01/15/2016	295	302
5.000% due 07/15/2010	180	186
Hamilton, Indiana Southeastern Construction School Building Revenue Notes, (FSA State Aid Withholding Insured), Series 2001
5.000% due 07/15/2010	760	782
Indiana Health Facility Financing Authority Revenue Bonds, Series 2005
5.000% due 11/01/2010	5,300	5,487
Indiana State Development Finance Authority Revenue Bonds, Series 2005
5.000% due 06/01/2022	1,590	1,629
Indianapolis, Indiana Local Public Improvement Revenue Bonds, Series 1992
6.750% due 02/01/2014	1,000	1,129
South Bend, Indiana Redevelopment Authority Revenue Notes, Series 2000
5.100% due 02/01/2011	405	422
5.200% due 02/01/2012	230	241
5.500% due 02/01/2015	180	190

		13,176

Kentucky 0.7%
Kentucky State Development Finance Authority Hospital Revenue Bonds, Series 1989
6.000% due 10/01/2019	2,760	3,015

Louisiana 3.8%
Louisiana State General Obligation Notes, (AMBAC Insured), Series 2004
5.000% due 10/15/2016	6,000	6,362
Louisiana State General Obligation Notes, (FGIC Insured), Series 2002
6.580% due 04/01/2019	2,850	3,024
Louisiana State Local Government Revenue Notes, (MBIA Insured), Series 2000
5.700% due 01/01/2010	185	193
Louisiana State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
5.875% due 05/15/2039	2,000	2,096
7.066% due 11/15/2031	3,500	3,809

		15,484

Massachusetts 1.1%
Commonwealth of Massachusetts Revenue Notes, (FGIC Insured), Series 2004
5.594% due 01/01/2017	1,000	1,067
Massachusetts State Development Finance Agency Revenue Bonds, (ACA Insured), Series 2005
5.000% due 03/01/2035	1,000	982
Massachusetts State Development Finance Agency Revenue Notes, (ACA Insured), Series 1999
4.600% due 03/01/2009	250	252
Massachusetts State Development Finance Agency Revenue Notes, Series 1998
4.700% due 11/01/2007	210	211
4.800% due 11/01/2008	90	91
Massachusetts State Health & Educational Facilities Authority Revenue Notes, Series 2001
6.000% due 07/01/2014	500	547
Massachusetts State School Building Authority Revenue Bonds, (FSA Insured), Series 2005
5.000% due 08/15/2014	1,280	1,353

		4,503

Michigan 2.2%
Lake Fenton, Michigan Community Schools General Obligation Notes, (Q-SBLF Insured), Series 2002
5.000% due 05/01/2022	2,720	2,796
Michigan State General Obligation Notes, Series 1992
6.250% due 11/01/2012	3,100	3,372
Michigan State Hospital Finance Authority Revenue Notes, Series 1999
6.125% due 11/15/2026	50	54
Michigan State Public Power Agency Revenue Notes, (AMBAC Insured), Series 2001
5.250% due 01/01/2015	1,000	1,057
Rochester, Michigan Community School District General Obligation Notes, (FSA Q-SBLF Insured), Series 2004
5.000% due 05/01/2012	1,000	1,051
Rochester, Michigan Community School District General Obligation Notes, (MBIA Q-SBLF Insured), Series 1997
5.000% due 05/01/2019	750	792

		9,122

Mississippi 0.5%
Mississippi State General Obligation Notes, (FSA Insured), Series 2001
6.000% due 09/01/2011	2,000	2,188

Missouri 1.5%
Kansas City, Missouri School District Building Corporations Revenue Notes, (FGIC Insured), Series 2003
5.000% due 02/01/2010	3,585	3,718
Missouri State Environmental Improvement & Energy Resources Revenue Bonds, Series 2000
5.750% due 07/01/2014	350	374
Missouri State Housing Development Commission Mortgage Revenue Notes, (FHA Insured), Series 2001
5.250% due 12/01/2016	620	640
St. Louis County, Missouri Industrial Development Authority Revenue Notes, Series 2005
5.000% due 11/01/2024	1,250	1,240

		5,972

Nevada 2.0%
Clark County, Neveda General Obligation Notes, (AMBAC Insured), Series 2004
5.000% due 12/01/2015	2,610	2,749
Clark County, Neveda General Obligation Notes, (FSA Insured), Series 2004
5.000% due 06/15/2014	5,180	5,454

		8,203

New Jersey 7.9%
Camden County, New Jersey Improvement Authority Revenue Notes, Series 2005
5.250% due 02/15/2009	550	560
5.250% due 02/15/2010	570	583
New Jersey State Economic Development Authority Revenue Bonds, Series 1998
6.000% due 11/01/2028	3,500	3,508
6.375% due 04/01/2031	10,000	11,464
6.500% due 04/01/2031	2,115	2,405
New Jersey State Economic Development Authority Revenue Notes, Series 1998
0.010% due 04/01/2013	1,595	1,185
5.600% due 01/01/2012	1,000	1,002
6.375% due 04/01/2018	1,500	1,720
6.625% due 09/15/2012	3,500	3,734
6.800% due 04/01/2018	730	824
New Jersey State General Obligation Notes, Series 1992
6.000% due 02/15/2011	510	552
New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2003
6.375% due 06/01/2032	1,000	1,084
New Jersey State Tobacco Settlement Financing Corporations Revenue Notes, Series 2003
6.125% due 06/01/2024	3,500	3,748

		32,369

New Mexico 1.4%
New Mexico State Finance Authority Revenue Notes, (AMBAC Insured), Series 2004
5.000% due 06/15/2012	5,000	5,246
Santa Fe County, New Mexico Revenue Notes, Series 1998
5.250% due 05/15/2007	315	316

		5,562

New York 8.9%
New York City, New York General Obligation Notes, Series 2005
5.000% due 04/01/2035	7,900	8,000
New York City, New York General Obligation Notes, (MBIA Insured), Series 2001
5.250% due 11/01/2015	2,000	2,115
New York City, New York General Obligation Notes, (MBIA Insured), Series 2005
5.000% due 08/01/2018	1,150	1,202
New York City, New York General Obligation Revenue Notes, Series 2004
5.000% due 08/01/2015	2,000	2,083
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2002
5.250% due 02/01/2029	5,275	5,530
New York State Dormitory Authority Revenue Notes, (ACA Insured), Series 2000
5.850% due 07/01/2010	1,000	1,044
New York State Dormitory Authority Revenue Notes, (FHA Insured), Series 2004
6.250% due 08/15/2015	2,500	2,801
New York State Dormitory Authority Revenue Notes, Series 2002
6.000% due 11/15/2029	3,800	4,139
New York State Environmental Facilities Corporations Revenue Notes, Series 2002
5.500% due 06/15/2017	2,850	3,162
New York State TSASC Inc. Revenue Notes, Series 1999
5.400% due 07/15/2012	3,550	3,608
New York State Urban Development Corporations Revenue Notes, Series 2002
5.500% due 01/01/2017	3,000	3,169

		36,853

North Carolina 2.6%
Durham, North Carolina General Obligation Revenue Notes, Series 2002
5.000% due 04/01/2021	550	571
Greenville County School District Revenue Bonds, (FSA Insured), Series 2006
5.000% due 12/01/2020	2,395	2,502
North Carolina State Eastern Municipal Power Agency Revenue Notes, Series 1993
7.000% due 01/01/2008	1,000	1,041
North Carolina State Eastern Municipal Power Agency Revenue Notes, Series 2003
5.500% due 01/01/2012	4,000	4,228
North Carolina State General Obligation Notes, Series 2006
5.000% due 06/01/2015	2,050	2,182

		10,524

Ohio 3.4%
Ohio State General Obligation Notes, Series 2003
5.000% due 03/15/2014	5,255	5,547
Ohio State General Obligation Notes, Series 2004
5.000% due 05/01/2011	5,000	5,233
Ohio State Water Development Authority Revenue Notes, Series 2002
5.375% due 12/01/2020	1,100	1,177
5.375% due 12/01/2021	1,750	1,872

		13,829

Oklahoma 1.1%
Oklahoma Housing Finance Agency Revenue Bonds, Series 2001
0.000% due 09/01/2032	1,195	251
Oklahoma State Development Finance Authority Revenue Bonds, Series 1999
5.625% due 08/15/2029	4,100	4,330

		4,581

Pennsylvania 0.4%
Allegheny County, Pennsylvania Hospital Development Authority Revenue Notes, Series 2005
4.500% due 04/01/2015	790	761
Delaware County, Pennsylvania Authority Hospital Revenue Notes, Series 1998
4.900% due 12/01/2008	100	100
Delaware County, Pennsylvania Industrial Development Authority Revenue Notes, Series 1997
6.500% due 01/01/2008	725	747

		1,608

Puerto Rico 1.0%
Commonwealth of Pennsylvania State General Obligation Notes, Series 2004
5.000% due 09/01/2018	1,750	1,830
Government Development Bank for Puerto Rico Revenue Bonds, Series 2006
5.000% due 12/01/2008	1,500	1,525
Puerto Rico Children’s Trust Fund Revenue Notes, Series 2000
5.750% due 07/01/2010	750	798
6.000% due 07/01/2026	150	161

		4,314

Rhode Island 2.1%
Rhode Island State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.125% due 06/01/2032	2,300	2,403
6.250% due 06/01/2042	6,025	6,302

		8,705

South Carolina 0.5%
South Carolina State General Obligation Notes, Series 2005
5.000% due 08/01/2014	1,065	1,132
South Carolina State Medical University Hospital Facilities Revenue Notes, Series 1999
5.700% due 07/01/2012	1,000	1,057

		2,189

Tennessee 2.7%
Memphis, Tennessee Electrical System Revenue Notes, (MBIA Insured), Series 2003
5.000% due 12/01/2010	7,100	7,410
Nashville & Davidson County, Tennessee Metropolitan Government Health & Educational Revenue Notes, (RADIAN Insured), Series 1998
4.450% due 08/01/2007	1,000	1,003
Shelby County, Tennessee General Obligation Notes, Series 2001
5.000% due 04/01/2023	1,000	1,024
Sullivan County, Tennessee Health Educational & Housing Facilities Board Revenue Notes, Series 2002
6.250% due 09/01/2022	1,000	1,123
Sullivan County, Tennessee Industrial Development Revenue Notes, (GNMA Insured), Series 1995
6.250% due 07/20/2015	725	736

		11,296

Texas 11.8%
Alliance Airport Authority Revenue Bonds, Series 2006
4.850% due 04/01/2021	1,000	978
Bastrop, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
5.650% due 02/15/2035	2,765	2,964
Bexar County, Texas Housing Finance Corporations Multi-Family Revenue Notes, Series 2001
4.875% due 06/15/2011	640	661
Brazos River, Texas Authority Revenue Notes, (MBIA Insured), Series 1998
4.900% due 10/01/2015	1,500	1,569
Harris County, Texas General Obligation Notes, (MBIA-IBC Insured), Series 1997
5.100% due 08/15/2015	250	253
Houston, Texas Airport Systems Revenue Notes, (FGIC Insured), Series 2000
6.560% due 07/01/2025	2,500	2,516
Houston, Texas Airport Systems Revenue Notes, Series 2001
6.750% due 07/01/2029	1,000	1,067
Houston, Texas Independent School District General Obligation Notes, (PSF Insured), Series 1999
5.250% due 02/15/2018	355	367
Houston, Texas Independent School District General Obligation Notes, (PSF Insured), Series 2005
0.000% due 02/15/2015	8,640	5,851
Houston, Texas Utility System Revenue Bonds, (FSA Insured), Series 2006
5.000% due 11/15/2035	4,730	4,807
Houston, Texas Water & Sewer System Revenue Notes, (FSA Insured), Series 2001
5.500% due 12/01/2017	1,000	1,065
Houston, Texas Water Conveyance System Certificates of Participation Notes, (AMBAC Insured), Series 1993
6.250% due 12/15/2012	5,000	5,591
Midlothian, Texas Independent School District General Obligation Notes, (PSF Insured), Series 1999
0.000% due 02/15/2018	980	487
0.000% due 02/15/2018	20	10
North Texas Municipal Water District Revenue Bonds, (MBIA Insured), Series 2006
5.000% due 09/01/2035	5,000	5,087
North Texas State Health Facilities Development Corporations Revenue Notes, (AMBAC Insured), Series 2002
5.500% due 08/15/2017	1,000	1,073
North Texas State University Revenue Notes, (FSA Insured), Series 1999
5.375% due 04/15/2014	250	260
Pasadena, Texas General Obligation Notes, (FGIC Insured), Series 2002
5.125% due 04/01/2024	1,750	1,807
Red River, Texas Finance Revenue Notes, Series 2000
5.750% due 05/15/2017	750	799
Rio Grande, Texas Construction Independent School District General Obligation Bonds, (PSF Insured), Series 2000
5.875% due 08/15/2018	1,825	1,960
Sabine River, Texas Pollution Control Authority Revenue Notes, Series 2001
5.500% due 05/01/2022	1,000	1,048
San Antonio, Texas Electric & Gas Systems Revenue Notes, Series 1997
5.500% due 02/01/2015	975	1,063
San Jacinto, Texas Community College District General Obligation Notes, (FGIC Insured), Series 2001
5.000% due 02/15/2021	225	230
Tarrant County, Texas College District General Obligation Revenue Notes, Series 2005
5.000% due 02/15/2014	3,360	3,542
Texas State Leander Independent School District General Obligation Revenue Notes, (FGIC Insured), Series 2005
0.000% due 08/15/2023	1,195	499
Travis County, Texas Health Facilities Development Corporations Revenue Bonds, Series 1993
6.000% due 11/15/2022 (e)	1,400	1,494
University of Texas Revenue Notes, Series 2004
5.250% due 08/15/2012	1,000	1,065
Waxahachie, Texas Independent School District General Obligation Revenue Notes, (PSF Insured), Series 2002
0.000% due 08/15/2022	1,000	451

		48,564

Virgin Islands 0.4%
Virgin Islands Public Finance Authority Revenue Notes, Series 2003
6.125% due 07/01/2022	1,500	1,625

Virginia 1.7%
Newport News, Virginia General Obligation Notes, (State Aid Withholding Insured), Series 2002
5.000% due 07/01/2022	1,000	1,040
Virginia State Housing Development Authority Revenue Bonds, (MBIA Insured), Series 2001
5.350% due 07/01/2031	1,000	1,041
Virginia State Public Building Authority Revenue Notes, Series 2005
5.000% due 08/01/2014	4,790	5,080

		7,161

Washington 5.1%
Snohomish County School District No. 2 Everett, Washington General Obligation Notes, (FGIC Insured), Series 2006
5.000% due 12/01/2017	1,845	1,940
University of Washington Revenue Notes, (AMBAC Insured), Series 2002
5.250% due 12/01/2023	2,595	2,714
Washington State Energy Northwest Revenue Notes, Series 2005
5.000% due 07/01/2014	5,000	5,259
Washington State General Obligation Notes, (AMBAC Insured), Series 2004
0.000% due 12/01/2011	5,435	4,273
0.000% due 12/01/2019	2,520	1,324
Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
6.625% due 06/01/2032	5,000	5,466

		20,976

West Virginia 0.7%
Berkeley Brooke & Fayette Counties, West Virginia Revenue Bonds, Series 1983
0.000% due 12/01/2014	4,115	2,801

Wisconsin 3.8%
Hudson, Wisconsin School District General Obligation Notes, (FGIC Insured), Series 2002
5.000% due 10/01/2017	1,420	1,493
5.000% due 10/01/2019	1,040	1,093
South Milwaukee, Wisconsin School District General Obligation Notes, (FGIC Insured), Series 2002
3.750% due 04/01/2011	385	380
Wisconsin State Clean Water Revenue Notes, Series 2002
5.000% due 06/01/2018	100	103
5.000% due 06/01/2019	100	103
5.000% due 06/01/2020	100	103
5.100% due 06/01/2021	100	104
5.100% due 06/01/2022	100	103
5.100% due 06/01/2023	100	103
5.250% due 06/01/2016	50	53
5.250% due 06/01/2017	50	53
Wisconsin State General Obligation Notes, (FSA Insured), Series 2001
5.250% due 05/01/2020	3,000	3,180
Wisconsin State General Obligation Notes, (MBIA Insured), Series 2004
5.000% due 05/01/2012	5,000	5,257
Wisconsin State Housing & Economic Development Revenue Notes, (MBIA Insured), Series 2002
4.700% due 05/01/2012	1,013	1,040
4.700% due 11/01/2012	1,285	1,328

		15,535

Total Municipal Bonds & Notes (Cost $403,237)		408,919

SHORT-TERM INSTRUMENTS 0.3%
Repurchase Agreement 0.1%
State Street Bank
4.900% due 07/03/2006	450	450
(Dated 06/30/2006. Collateralized by Federal Home Loan Bank 3.375% due 02/23/2007 valued at $459. Repurchase proceeds are $450.)

U.S. Treasury Bills 0.2%
3.993% due 08/31/2006-09/14/2006 (a)(b)	785	777

Total Short-Term Instruments (Cost $1,228)		1,227

Total Investments 99.6% (Cost $404,465)		$410,146
Written Options (d) (0.0%) (Premiums $140)		(88)
Other Assets and Liabilities (Net) 0.4%		1,828

Net Assets 100.0%		$411,886

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(b) Securities with an aggregate market value of $777 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 10-Year Note September Futures	Long	09/2006	189	$(121)

(c) Swap agreements outstanding on June 30, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/15/2014	$52,800	$4,640

Total Return Swaps - Short Position

Counterparty	Receive*	Pay*	Expiration Date	Notional Amount	Unrealized Appreciation
Citibank N.A.	Base Index less Reference Index when Base Index is greater than Reference Index, else zero.	Reference Index less Base Index when Base Index is less than Reference Index, else zero.	08/16/2006	$15,000	$28

* Base Index of 4.700% and Reference Index of the Municipal Market Data General Obligation, 2016, AAA Index at expiration date.

(d) Written options outstanding on June 30, 2006:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call-CBOT U.S. Treasury 10-Year Note September Futures	$108.000	08/25/2006	510	$70	$16
Put-CBOT U.S. Treasury 10-Year Note September Futures	103.000	08/25/2006	510	70	72

				$140	$88

(e) Restricted security as of June 30, 2006:

Issuer Description	Coupon Rate	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as a Percentage of Net Assets
Travis County, Texas Health Facilities Development Corporations Revenue Bonds, Series 1993	6.00%	11/15/2022	5/15/2006	$1,400	$1,494	0.36%

See accompanying notes

Schedule of Investments

New York Municipal Bond Fund

June 30, 2006 (Unaudited)

	Principal Amount (000s)	Value (000s)
MUNICIPAL BONDS & NOTES 95.3%
Arkansas 0.7%
University of Arkansas University Revenue Bonds, (MBIA Insured), Series 2004
5.000% due 11/01/2034	$250	$255

Illinois 1.4%
Will County, Illinois Community Unit School District No. 365 Valley View General Obligation Notes, (FSA Insured), Series 2002
0.000% due 11/01/2019	900	480

New York 80.9%
Amherst, New York General Obligation Notes, (FGIC Insured), Series 1999
5.500% due 12/01/2008	150	155
Buffalo, New York Fiscal Stability Authority Revevue Notes, (MBIA Insured), Series 2005
5.000% due 09/01/2014	1,040	1,103
Buffalo, New York Municipal Water Systems Finance Authority Revenue Notes, (FSA Insured), Series 2002
5.000% due 07/01/2027	500	528
Jay Street Development Corporation Revenue Notes, Series 2001
3.960% due 05/01/2022	1,000	1,000
Liberty, New York Development Corporations Revenue Bonds, Series 2005
5.250% due 10/01/2035	525	559
Long Island, New York Power Authority Revenue Bonds, Series 1998
3.940% due 05/01/2033	100	100
Nassau County, New York Interim Finance Authority Revenue Notes, (MBIA Insured), Series 2003
5.000% due 11/15/2010	1,000	1,044
New York City, New York General Obligation Notes, (MBIA Insured), Series 2005
5.000% due 08/01/2018	500	522
New York City, New York General Obligation Notes, (MBIA-IBC Insured), Series 2002
5.750% due 08/01/2011	250	270
New York City, New York General Obligation Notes, Series 1997
5.250% due 08/01/2021	100	103
New York City, New York General Obligation Notes, Series 2005
5.000% due 04/01/2011	250	260
New York City, New York Industrial Development Agency Revenue Bonds, (AMBAC Insured), Series 2006
5.000% due 02/01/2036	500	510
New York City, New York Industrial Development Agency Revenue Bonds, Series 2002
6.450% due 07/01/2032	250	253
New York City, New York Industrial Development Agency Revenue Notes, Series 2001
5.500% due 07/01/2028	250	255
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2000
5.500% due 11/01/2029	500	533
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2002
5.000% due 08/01/2024	525	541
5.250% due 11/01/2011	600	636
5.250% due 02/01/2029	500	524
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2003
5.000% due 08/01/2010	395	412
New York State Dormitory Authority Revenue Notes, (FGIC FHA 242 Insured), Series 2005
5.000% due 02/01/2013	965	1,013
New York State Dormitory Authority Revenue Notes, (FHA Insured), Series 2004
6.250% due 08/15/2015	250	280
New York State Dormitory Authority Revenue Notes, (FSA Insured), Series 1998
4.750% due 07/01/2008	150	153
New York State Dormitory Authority Revenue Notes, (FSA Insured), Series 2001
5.000% due 07/01/2011	455	475
New York State Dormitory Authority Revenue Notes, (MBIA Insured), Series 2000
3.700% due 08/15/2022	250	254
New York State Dormitory Authority Revenue Notes, (MBIA Insured), Series 2003
5.000% due 07/01/2011	250	262
New York State Dormitory Authority Revenue Notes, (MBIA State Aid Withholding Insured), Series 2002
5.000% due 10/01/2012	500	527
5.000% due 10/01/2030	750	768
New York State Dormitory Authority Revenue Notes, Series 1997
3.990% due 07/01/2012	300	300
New York State Dormitory Authority Revenue Notes, Series 2000
6.000% due 07/01/2010	150	158
New York State Dormitory Authority Revenue Notes, Series 2001
5.250% due 07/01/2010	860	867
New York State Dormitory Authority Revenue Notes, Series 2002
6.000% due 11/15/2029	400	436
New York State Dormitory Authority State Revenue Bonds, Series 2005
5.000% due 03/15/2035	750	765
New York State Environmental Facilities Corporations Revenue Notes, Series 2002
4.000% due 05/01/2012	500	497
5.000% due 06/15/2012	500	528
5.000% due 06/15/2014	400	420
5.500% due 06/15/2017	1,000	1,109
New York State Housing Finance Agency Revenue Notes, (FGIC Insured), Series 2005
5.000% due 09/15/2030	1,000	1,019
New York State Local Government Assistance Corporations Revenue Notes, (FGIC Insured), Series 2003
3.890% due 04/01/2021	500	500
New York State Local Government Assistance Corporations Revenue Notes, (General Obligations Insured), Series 1993
6.000% due 04/01/2014	320	354
New York State Local Government Assistance Corporations Revenue Notes, (MBIA Insured), Series 1997
5.125% due 04/01/2013	150	155
New York State Metropolitan Transportation Authority Revenue Bonds, (FGIC Insured), Series 2003
5.000% due 11/15/2032	200	204
New York State Power Authority Revenue Notes, (FGIC Insured), Series 2006
5.000% due 11/15/2020	500	522
New York State Thruway Authority Highway & Board Revenue Notes, (FSA Insured), Series 2005
5.000% due 04/01/2015	500	529
New York State Thruway Authority Highway & Bridge Trust Revenue Notes, (FSA Insured), Series 2003
5.000% due 04/01/2010	250	260
New York State Thruway Authority Highway & Bridge Trust Revenue Notes, (FSA Insured), Series 2005
5.000% due 04/01/2014	500	529
New York State Thruway Authority Highway & Bridge Trust Revenue Notes, (MBIA Insured), Series 2002
5.250% due 04/01/2011	500	528
New York State Triborough Bridge & Tunnels Authority Revenue Notes, (MBIA-IBC Insured), Series 2002
5.000% due 11/15/2010	500	522
New York State TSASC Inc. Revenue Notes, Series 1999
5.400% due 07/15/2012	300	305
New York State TSASC Inc. Revenue Notes, Series 2002
5.000% due 07/15/2014	750	791
New York State Urban Development Corporations Revenue Notes, Series 2002
5.500% due 01/01/2017	500	528
New York State Urban Development Corporations Revenue Notes, Series 2003
5.000% due 03/15/2011	495	517
Orange County, New York General Obligation Refunding Notes, Series 2005
5.000% due 07/15/2013	500	528
Sales Tax Asset Receivables Corporation Revenue Notes, (MBIA Insured), Series 2004
5.250% due 10/15/2018	1,000	1,068
Schenectady, New York Industrial Development Agency Revenue Notes, Series 2001
5.500% due 07/01/2016	500	532
Spencerport, New York Central School District General Obligation Notes, (MBIA State Aid Withholding Insured), Series 2002
5.000% due 06/15/2019	250	262
Troy, New York Industrial Development Agency Revenue Notes, Series 2002
5.500% due 09/01/2015	500	535

		28,308

Puerto Rico 8.6%
Commonwealth of Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2002
5.750% due 07/01/2041	1,000	1,096
Commonwealth of Puerto Rico Highway & Transportation Authority Revenue Notes, (FGIC Insured), Series 2003
5.500% due 07/01/2013	200	217
Government Development Bank for Puerto Rico Revenue Bonds, Series 2006
5.000% due 12/01/2008	1,000	1,017
Puerto Rico Children’s Trust Fund Revenue Notes, Series 2000
6.000% due 07/01/2026	100	107
Puerto Rico Public Finance Corporations Revenue Notes, Series 2004
5.750% due 08/01/2027	550	582

		3,019

Texas 2.9%
Coppell, Texas Independent School District General Obligation Notes, (PSF Insured), Series 2001
0.000% due 08/15/2016	805	507
Houston, Texas Utility System Revenue Notes, (FSA Insured), Series 2005
4.750% due 11/15/2030	400	393
Waco, Texas Independent School District General Obligation Notes, (PSF Insured), Series 2001
5.000% due 08/15/2021	120	123

		1,023

Virgin Islands 0.8%
Virgin Islands Public Finance Authority Revenue Notes, Series 2003
6.125% due 07/01/2022	250	271

Total Municipal Bonds & Notes (Cost $33,620)		33,356

SHORT-TERM INSTRUMENTS 3.2%
Repurchase Agreement 2.9%
State Street Bank
4.900% due 07/03/2006	997	997
(Dated 06/30/2006. Collateralized by Federal Home Loan Bank 3.375% due 02/23/2007 valued at $1,018. Repurchase proceeds are $997.)

U.S. Treasury Bill 0.3% (a)
4.799% due 09/14/2006	120	119

Total Short-Term Instruments (Cost $1,116)		1,116

Total Investments 98.4% (Cost $34,736)		$34,471
Written Options (b) (0.0%) (Premiums $17)		(10)
Other Assets and Liabilities (Net) 1.6%		550

Net Assets 100.0%		$35,011

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Securities with an aggregate market value of $119 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 10-Year Note September Futures	Long	09/2006	4	$(3)

(b) Written options outstanding on June 30, 2006:

Options	on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$108.000	08/25/2006	61	$9	$2
Put - CBOT U.S. Treasury 10-Year Note September Futures	103.000	08/25/2006	61	8	8

				$17	$10

See accompanying notes

Schedule of Investments

Real Return Asset Fund

June	30, 2006 (Unaudited)

	Principal Amount (000s)		Value (000s)
BANK LOAN OBLIGATIONS 0.1%
Georgia-Pacific Corp.
6.979% due 12/20/2012		$90	$91
7.170% due 12/20/2012		381	381
7.300% due 12/20/2012		1,524	1,522

			1,994

Total Bank Loan Obligations (Cost $1,995)			1,994

CORPORATE BONDS & NOTES (i) 2.5%
Banking & Finance 1.8%
AIG M Financial
5.508% due 06/15/2007		31,000	32,418
Atlantic & Western Re Ltd.
10.990% due 01/09/2007		3,000	2,954
11.240% due 01/09/2009		1,900	1,790
BAE Systems Holdings, Inc.
5.570% due 08/15/2008		300	301
Citigroup, Inc.
5.166% due 01/30/2009		1,700	1,701
Ford Motor Credit Co.
6.374% due 03/21/2007		1,000	997
5.800% due 01/12/2009		7,500	6,856
General Electric Capital Corp.
5.340% due 12/12/2008		1,500	1,501
General Motors Acceptance Corp.
4.500% due 07/15/2006		694	694
6.875% due 09/15/2011		1,600	1,528
6.875% due 08/28/2012		2,500	2,358
Phoenix Quake Wind Ltd.
6.980% due 07/03/2008		1,750	1,768
Pylon Ltd.
6.863% due 12/22/2008	EUR	1,200	1,550
Rabobank Nederland
5.088% due 01/15/2009		$1,400	1,401
Travelers Property Casualty Corp.
3.750% due 03/15/2008		100	97
Vita Capital Ltd.
6.340% due 01/01/2007		700	702
Wachovia Bank N.A.
5.308% due 12/02/2010		5,200	5,204

			63,820

Industrials 0.6%
Caesars Entertainment, Inc.
8.500% due 11/15/2006		3,200	3,229
8.875% due 09/15/2008		1,600	1,684
CSC Holdings, Inc.
7.875% due 12/15/2007		1,600	1,624
EchoStar DBS Corp.
5.750% due 10/01/2008		1,300	1,274
El Paso Corp.
7.625% due 08/16/2007		300	304
6.950% due 12/15/2007		200	201
HCA, Inc.
7.250% due 05/20/2008		100	102
Host Marriott LP
9.500% due 01/15/2007		1,800	1,854
9.250% due 10/01/2007		300	311
Mandalay Resort Group
10.250% due 08/01/2007		2,900	3,020
MGM Mirage
9.750% due 06/01/2007		4,750	4,904
Pemex Project Funding Master Trust
8.625% due 02/01/2022		100	112
9.500% due 09/15/2027		500	601
Reynolds American, Inc.
6.500% due 06/01/2007		400	400
Royal Caribbean Cruises Ltd.
7.250% due 08/15/2006		1,100	1,107
7.000% due 10/15/2007		400	406
Starwood Hotels & Resorts Worldwide, Inc.
7.375% due 05/01/2007		1,050	1,062

			22,195

Utilities 0.1%
Cleveland Electric Illuminating Co.
6.860% due 10/01/2008		100	102
CMS Energy Corp.
8.900% due 07/15/2008		3,000	3,135
7.500% due 01/15/2009		1,000	1,017
Embarq Corp.
7.082% due 06/01/2016		800	797

			5,051

Total Corporate Bonds & Notes (Cost $89,762)			91,066

MUNICIPAL BONDS & NOTES 0.0%
Chicago, Illinois General Obligation Revenue Notes, (FSA Insured), Series 2006
6.386% due 01/01/2014		200	192
Louisiana State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
5.875% due 05/15/2039		500	524
New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2003
6.750% due 06/01/2039		250	278
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
5.781% due 06/15/2038		200	186

Total Municipal Bonds & Notes (Cost $1,072)			1,180

U.S. GOVERNMENT AGENCIES 4.1%
Fannie Mae
5.211% due 09/01/2044 - 10/01/2044 (c)		1,501	1,508
5.500% due 12/01/2033 - 07/13/2036 (c)		153,753	147,725
Freddie Mac
5.602% due 09/25/2031		266	266

Total U.S. Government Agencies (Cost $151,166)			149,499

U.S. TREASURY OBLIGATIONS 100.9%
Treasury Inflation Protected Securities (b)
3.875% due 01/15/2009		1,842	1,909
0.875% due 04/15/2010		38,067	35,922
2.375% due 04/15/2011		1,116	1,112
1.875% due 07/15/2013		22,155	21,291
2.000% due 01/15/2014		654	632
1.625% due 01/15/2015		5,064	4,722
1.875% due 07/15/2015		154,830	146,961
2.375% due 01/15/2025		1,162,289	1,131,598
2.000% due 01/15/2026		564,408	516,919
3.625% due 04/15/2028		784,627	931,286
3.875% due 04/15/2029		613,236	758,976
3.375% due 04/15/2032		59,014	69,683
U.S. Treasury Notes
4.875% due 04/30/2011		10,600	10,495
4.250% due 08/15/2013		29,900	28,377

Total U.S. Treasury Obligations (Cost $3,765,157)			3,659,883

MORTGAGE-BACKED SECURITIES 0.3%
Citigroup Mortgage Loan Trust, Inc.
4.900% due 12/25/2035		462	459
Countrywide Home Loan Mortgage Pass-Through Trust
5.662% due 06/25/2035		709	709
GSR Mortgage Loan Trust
4.541% due 09/25/2035		3,615	3,519
Lehman XS Trust
5.402% due 06/25/2036		4,400	4,407

Total Mortgage-Backed Securities (Cost $9,163)			9,094

ASSET-BACKED SECURITIES 0.1%
AAA Trust
5.181% due 11/26/2035		40	40
Carrington Mortgage Loan Trust
4.898% due 06/25/2035		55	54
Merrill Lynch Mortgage Investors, Inc.
5.410% due 06/25/2012		600	600
5.402% due 01/25/2037		1,246	1,247
Park Place Securities, Inc.
5.432% due 09/25/2035		160	160
Residential Asset Securities Corp.
5.392% due 06/25/2027		453	454
Soundview Home Equity Loan Trust
5.392% due 02/25/2036		539	539
4.910% due 04/25/2036		241	241

Total Asset-Backed Securities (Cost $3,334)			3,335

SOVEREIGN ISSUES 0.0%
Russia Government International Bond
5.000% due 03/31/2030 (b)		100	107

Total Sovereign Issues (Cost $103)			107

FOREIGN CURRENCY-DENOMINATED ISSUES (i) 0.0%
Canadian Government Bond (b)
3.000% due 12/01/2036	CAD	315	355
Pylon Ltd.
4.204% due 12/18/2008	EUR	700	907

Total Foreign Currency-Denominated Issues (Cost $1,149)			1,262

	# of Contracts
PURCHASED CALL OPTIONS 0.0%
2-Year Interest Rate Swap (OTC) Pay 3-Month USD-LIBOR Floating Rate Index
Strike @ 5.250% Exp. 06/07/2007		153,000	420

Total Purchased Call Options (Cost $653)			420

	Notional Amount (000s)
PURCHASED PUT OPTIONS 0.0%
U.S. dollar versus Japanese Yen (OTC)
Strike @ JPY114 Exp. 07/03/2006		27,700	0

Total Purchased Put Options (Cost $291)			0

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS (i) 10.7%
Commercial Paper 0.7%
Cox Communications, Inc.
4.720% due 07/17/2006		$900	900
TotalFinaElf Capital S.A.
5.270% due 07/03/2006		26,300	26,300

			27,200

France Treasury Bills 3.1%
4.634% due 07/20/2006	EUR	400	114,047

Germany Treasury Bills 2.1%
2.526% due 07/12/2006		45,000	77,752

Netherlands Treasury Bills 4.4%
2.820% due 09/29/2006		125,000	158,778

Tri-Party Repurchase Agreement 0.2%
State Street Bank
4.900% due 07/03/2006		$5,785	5,785
(Dated 06/30/2006. Collateralized by Freddie Mac 3.800% due 12/27/2006 valued at $5,903. Repurchase proceeds are $5,787.)

U.S. Treasury Bills 0.2%
4.696% due 08/31/2006-09/14/2006 (c)(d)(e)		6,291	6,220

Total Short-Term Instruments (Cost $377,494)			389,782

Total Investments (a) 118.7% (Cost $4,401,339)			$4,307,622
Written Options (g) (0.1%) (Premiums $2,776)			(1,866)
Other Assets and Liabilities (Net) (18.6%)			(677,205)

Net Assets 100.0%			$3,628,554

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) As of June 30, 2006, portfolio securities with an aggregate market value of $39,881 were valued in good faith and pursuant to guidelines established by the Investment Board of Trustees.

(b) Principal amount of security is adjusted for inflation.

(c) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d) Securities with an aggregate market value of $989 have been pledged as collateral for swap and swaption contracts on June 30, 2006.

(e) Securities with an aggregate market value of $3,648 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	151	$(184)
90-Day Eurodollar June Futures	Long	06/2007	151	(199)
90-Day Eurodollar March Futures	Long	03/2008	152	(179)
90-Day Eurodollar September Futures	Long	09/2007	151	(192)
U.S. Treasury 10-Year Note September Futures	Long	09/2006	467	(282)
U.S. Treasury 30-Year Bond September Futures	Short	09/2006	369	(12)
U.S. Treasury 5-Year Note September Futures	Long	09/2006	392	(266)

				$(1,314)

(f) Swap agreements outstanding on June 30, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010	EUR	3,700	$(6)
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.138%	01/19/2016		10,700	(131)
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		3,800	(13)
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.040%	02/21/2011		3,400	(32)
Goldman Sachs & Co.	6-month EUR-LIBOR	Receive	4.500%	06/17/2015		7,500	627
UBS Warburg LLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		5,500	(14)
HSBC Bank USA	6-month GBP-LIBOR	Receive	4.250%	06/12/2036	GBP	4,800	364
Bank of America	3-month USD-LIBOR	Receive	5.000%	12/20/2016		$7,800	96
Deutsche Bank AG	3-month USD-LIBOR	Receive	5.000%	06/21/2021		5,500	49
Deutsche Bank AG	3-month USD-LIBOR	Receive	5.000%	12/20/2026		5,900	6
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2008		2,300	(2)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2013		9,500	114
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		15,700	194
J.P. Morgan Chase & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2011		2,800	(25)
J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		11,200	140
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		15,200	188
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		300	4
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2036		5,200	47
Royal Bank of Scotland PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2011		2,100	(18)
UBS Warburg LLC	3-month USD-LIBOR	Pay	5.000%	12/20/2008		1,500	(1)

							$1,587

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Deutsche Bank AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.650%	06/20/2011	$600	$22
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.950%	06/20/2007	2,000	7
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.700%	06/20/2007	200	3
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.400%	06/20/2011	1,900	54
HSBC Bank USA	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.390%	09/20/2006	3,000	2
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.680%	06/20/2007	100	0
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.350%	06/20/2007	1,000	17
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.250%	09/20/2007	3,000	87

						$192

+	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Total Return Swaps

Counterparty	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation
AIG International Inc.	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a specified spread	07/25/2006	90,990,000	$1,681

(g) Written options outstanding on June 30, 2006:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$108.000	08/25/2006	2,443	$362	$76
Call - CBOT U.S. Treasury 10-Year Note September Futures	107.000	08/25/2006	1,034	92	97
Put - CBOT U.S. Treasury 10-Year Note September Futures	103.000	08/25/2006	3,337	542	470

				$996	$643

Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 10-Year Interest Rate Swap	Barclays Bank PLC	3-month USD-LIBOR	Receive	5.300%	01/02/2007	$61,000	$317	$251
Put - OTC 10-Year Interest Rate Swap	Barclays Bank PLC	3-month USD-LIBOR	Pay	5.900%	01/02/2007	30,000	341	325
Put - OTC 1-Year Interest Rate Swap	Barclays Bank PLC	3-month USD-LIBOR	Pay	6.100%	01/02/2007	31,000	204	197
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.340%	06/07/2007	54,000	549	370
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.325%	06/07/2007	12,000	102	80

							$1,513	$1,223

Foreign	Currency Options

Description		Exercise Price	Expiration Date	Notional Amount	Premium	Value
Put - OTC U.S. dollar versus Japanese Yen	JPY	104.00	07/03/2006	$20,900	$46	$0
Put - OTC U.S. dollar versus Japanese Yen		106.500	07/03/2006	20,300	132	0
Put - OTC U.S. dollar versus Japanese Yen		106.500	07/03/2006	13,600	89	0

					$267	$0

(h) Short sales open on June 30, 2006 were as follows:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
U.S. Treasury Note	4.250%	11/15/2013	$7,000	$6,638	$6,669
U.S. Treasury Note	4.750%	05/15/2014	800	781	786

				$7,419	$7,455

(i) Forward foreign currency contracts outstanding on June 30, 2006:

Type		Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	CAD	365	07/2006	$4	$0	$4
Buy	EUR	20,009	07/2006	567	0	567
Sell		6,021	07/2006	0	(60)	(60)
Sell		148,189	08/2006	0	(3,235)	(3,235)
Sell		119,988	09/2006	1	(2,172)	(2,171)
Buy	JPY	4,573,930	07/2006	0	(20)	(20)
Buy		6,223,536	08/2006	0	(1,640)	(1,640)
Buy	PLN	165	09/2006	1	0	1
Buy	RUB	1,409	09/2006	2	0	2
Buy	SKK	1,762	09/2006	1	0	1

				$576	$(7,127)	$(6,551)

See accompanying notes

Schedule of Investments

Real Return Fund

June 30, 2006 (Unaudited)

	Principal Amount (000s)		Value (000s)
BANK LOAN OBLIGATIONS 0.1%
Georgia-Pacific Corp.
6.979% due 12/20/2012		$632	$638
7.300% due 12/20/2012		10,667	10,658
5.000% due 12/20/2012		2,667	2,665

Total Bank Loan Obligations (Cost $13,965)			13,961

CORPORATE BONDS & NOTES (k) 3.6%
BAE Systems Holdings, Inc.
5.570% due 08/15/2008		5,500	5,511
Browning-Ferris Industries, Inc.
6.375% due 01/15/2008		4,000	4,000
Caesars Entertainment, Inc.
8.500% due 11/15/2006		3,423	3,454
8.875% due 09/15/2008		5,930	6,241
CIT Group, Inc.
5.000% due 11/24/2008		25,000	24,672
Citigroup, Inc.
5.199% due 05/02/2008		14,100	14,116
5.166% due 01/30/2009		16,200	16,208
Citizens Communications Co.
7.625% due 08/15/2008		5,000	5,138
Cleveland Electric Illuminating Co.
6.860% due 10/01/2008		7,000	7,147
CSC Holdings, Inc.
7.875% due 12/15/2007		8,200	8,323
7.250% due 07/15/2008		3,510	3,532
EchoStar DBS Corp.
5.750% due 10/01/2008		10,600	10,388
El Paso Corp.
7.625% due 08/16/2007		2,300	2,335
6.950% due 12/15/2007		2,630	2,650
Embarq Corp.
7.082% due 06/01/2016		4,600	4,583
Export-Import Bank of Korea
6.500% due 11/15/2006		2,500	2,505
Ford Motor Credit Co.
6.374% due 03/21/2007		20,900	20,830
6.320% due 09/28/2007		10,000	9,791
General Electric Capital Corp.
5.340% due 12/12/2008		12,700	12,711
General Electric Co.
5.322% due 12/09/2008		6,000	6,004
General Motors Acceptance Corp.
6.125% due 08/28/2007		870	861
HCA, Inc.
7.250% due 05/20/2008		6,500	6,618
HJ Heinz Co.
6.428% due 12/01/2008		20,000	20,331
Host Marriott LP
9.500% due 01/15/2007		4,100	4,223
9.250% due 10/01/2007		1,690	1,751
Kamp Re 2005 Ltd.
10.484% due 12/14/2007 (b)		5,000	3
Mandalay Resort Group
10.250% due 08/01/2007		1,000	1,041
9.500% due 08/01/2008		2,700	2,869
Mirage Resorts, Inc.
7.250% due 10/15/2006		1,100	1,110
Ohio Edison Co.
4.000% due 05/01/2008		10,000	9,678
Parametric Re Ltd.
7.330% due 11/19/2007		11,500	11,674
9.570% due 05/19/2008		1,500	1,520
Pemex Project Funding Master Trust
7.375% due 12/15/2014		22,000	22,759
8.625% due 02/01/2022		6,900	7,732
9.500% due 09/15/2027		14,850	17,857
Phoenix Quake Ltd.
7.440% due 07/03/2008		50,550	51,240
Phoenix Quake Wind II Ltd.
8.490% due 07/03/2008		13,750	12,496
Phoenix Quake Wind Ltd.
7.440% due 07/03/2008		9,000	9,093
Prudential Insurance Co. of America
6.375% due 07/23/2006		7,000	7,003
Pylon Ltd.
6.863% due 12/18/2008	EUR	40,700	52,562
Rabobank Nederland
5.088% due 01/15/2009		$11,300	11,305
Reynolds American, Inc.
6.500% due 06/01/2007		1,701	1,703
Royal Caribbean Cruises Ltd.
7.250% due 08/15/2006		6,572	6,611
7.000% due 10/15/2007		2,000	2,028
Starwood Hotels & Resorts Worldwide, Inc.
7.375% due 05/01/2007		1,700	1,719
Travelers Property Casualty Corp.
3.750% due 03/15/2008		7,000	6,797
Vita Capital Ltd.
6.340% due 01/01/2007		34,200	34,314
6.390% due 01/01/2010		5,000	4,842
Wachovia Bank N.A.
4.892% due 12/02/2010		30,500	30,525
Weyerhaeuser Co.
6.125% due 03/15/2007		521	521

Total Corporate Bonds & Notes (Cost $513,647)			512,925

MUNICIPAL BONDS & NOTES 0.5%
California State Tobacco Securitization Agency Revenue Notes, Series 2002
5.625% due 06/01/2023		3,385	3,412
Chicago, Illinois General Obligation Revenue Notes, (FSA Insured), Series 2006
6.386% due 01/01/2014		2,500	2,372
Connecticut State Health & Educational Facilities Authority Revenue Notes, (FSA Insured), Series 2004
5.000% due 11/01/2013		5,285	5,603
District of Columbia Tobacco Settlement Financing Corporations Revenue Notes, Series 2001
6.250% due 05/15/2024		8,640	9,149
Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
6.250% due 06/01/2033		25,000	27,261
6.625% due 06/01/2040		380	423
6.750% due 06/01/2039		1,445	1,618
Golden State, California Tobacco Securitization Corporations Revenue Notes, Series 2003
5.000% due 06/01/2021		2,515	2,527
Kansas City, Kansas Turnpike Authority Revenue Notes, (AMBAC Insured), Series 2003
5.000% due 09/01/2013		3,870	4,086
New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.125% due 06/01/2042		1,365	1,445
New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2003
6.375% due 06/01/2032		6,000	6,505
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
4.750% due 12/15/2013		1,570	1,456
Rhode Island State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.125% due 06/01/2032		740	773
Rhode Island State Tobacco Settlement Financing Corporations Revenue Notes, Series 2002
6.000% due 06/01/2023		750	785
Washington State Tobacco Settlement Authority Revenue Notes, Series 2002
6.500% due 06/01/2026		415	452

Total Municipal Bonds & Notes (Cost $61,689)			67,867

U.S. GOVERNMENT AGENCIES 3.5%
Fannie Mae
4.431% due 08/01/2035		709	694
4.612% due 07/01/2035		721	711
4.666% due 04/01/2035		1,538	1,517
4.688% due 05/01/2035		2,034	1,986
4.852% due 06/01/2033		421	413
5.000% due 06/25/2027 - 07/13/2036 (c)		28,382	27,086
5.211% due 09/01/2044 - 10/01/2044 (c)		13,117	13,178
5.452% due 03/25/2036		6,730	6,735
5.500% due 02/01/2033 - 07/13/2036 (c)		411,122	394,964
5.962% due 10/01/2031		774	791
Federal Housing Administration
7.430% due 12/01/2020		103	104
Freddie Mac
5.000% due 01/15/2024		8,427	8,350
5.211% due 10/25/2044		19,544	19,679
5.549% due 12/15/2030		8,607	8,630
5.602% due 09/25/2031		3,063	3,065
6.500% due 01/25/2028		86	86
7.000% due 10/15/2030		418	417
Government National Mortgage Association
6.500% due 05/15/2028 - 04/15/2031 (c)		1,531	1,553
Housing Urban Development
5.530% due 08/01/2020		6,000	5,814

Total U.S. Government Agencies (Cost $499,497)			495,773

U.S. TREASURY OBLIGATIONS 108.5%
Treasury Inflation Protected Securities (d)
3.375% due 01/15/2007		1,416	1,420
3.625% due 01/15/2008		1,133,518	1,153,356
3.875% due 01/15/2009		713,476	739,228
4.250% due 01/15/2010		859,365	913,210
0.875% due 04/15/2010		938,100	885,222
3.500% due 01/15/2011		761,721	796,981
2.375% due 04/15/2011		69,855	69,602
3.375% due 01/15/2012		65,200	68,318
3.000% due 07/15/2012		1,552,964	1,599,676
1.875% due 07/15/2013		827,239	794,958
2.000% due 01/15/2014		1,328,151	1,282,392
2.000% due 07/15/2014		680,820	655,848
1.625% due 01/15/2015		381,334	355,609
1.875% due 07/15/2015		774,796	735,421
2.000% due 01/15/2016		106,514	101,750
2.375% due 01/15/2025		1,292,549	1,258,418
2.000% due 01/15/2026		534,857	489,854
3.625% due 04/15/2028		1,148,528	1,363,205
3.875% due 04/15/2029		893,248	1,105,535
3.375% due 04/15/2032		37,581	44,376
U.S. Treasury Bonds
8.875% due 08/15/2017		12,100	15,793
6.250% due 08/15/2023		600	662
7.625% due 02/15/2025		100	127
6.625% due 02/15/2027		23,700	27,603
4.500% due 02/15/2036		60,200	53,997
U.S. Treasury Notes
3.000% due 12/31/2006		1,300	1,286
2.250% due 02/15/2007		100	98
3.750% due 03/31/2007		36,200	35,804
3.250% due 08/15/2007		127,800	125,079
3.125% due 09/15/2008		177,200	169,849
3.875% due 09/15/2010		109,090	104,130
4.500% due 02/28/2011		50,700	49,452
4.875% due 04/30/2011		402,200	398,226
4.000% due 11/15/2012		6,000	5,641
3.875% due 02/15/2013		20,100	18,717
3.625% due 05/15/2013		21,600	19,765
4.250% due 11/15/2013		4,400	4,165
4.250% due 11/15/2014		2,600	2,446
4.125% due 05/15/2015		9,000	8,360
4.500% due 11/15/2015		1,900	1,810

Total U.S. Treasury Obligations (Cost $15,758,817)			15,457,389

MORTGAGE-BACKED SECURITIES 1.2%
Banc of America Funding Corp.
4.626% due 02/20/2036		50,798	49,633
Bear Stearns Adjustable Rate Mortgage Trust
4.696% due 11/25/2030		683	684
4.699% due 01/25/2034		5,037	4,959
4.830% due 01/25/2034		3,106	3,048
Citigroup Mortgage Loan Trust, Inc.
4.900% due 12/25/2035		3,512	3,488
Countrywide Home Loan Mortgage Pass-Through Trust
5.662% due 06/25/2035		16,552	16,546
GSR Mortgage Loan Trust
4.541% due 09/25/2035		39,762	38,709
Harborview Mortgage Loan Trust
5.607% due 06/20/2035		2,570	2,580
5.492% due 03/19/2037		2,967	2,972
Lehman XS Trust
5.402% due 06/25/2036		19,200	19,230
5.412% due 05/25/2046		4,494	4,487
Mellon Residential Funding Corp.
5.757% due 10/20/2029		575	581
5.639% due 12/15/2030		964	968
Washington Mutual, Inc.
5.009% due 02/27/2034		4,257	4,203
5.582% due 11/25/2045		14,365	14,412

Total Mortgage-Backed Securities (Cost $167,911)			166,500

ASSET-BACKED SECURITIES 1.8%
AAA Trust
5.422% due 11/26/2035		805	806
Argent Securities, Inc.
5.442% due 10/25/2035		333	334
5.422% due 11/25/2035		2,008	2,010
Bear Stearns Asset-Backed Securities, Inc.
4.719% due 01/25/2036		4,479	4,483
5.772% due 03/25/2043		200	201
Carrington Mortgage Loan Trust
5.402% due 06/25/2035		1,073	1,074
Chase Manhattan Auto Owner Trust
4.770% due 03/15/2008		6,400	6,387
Equity One ABS, Inc.
5.622% due 04/25/2034		432	434
FBR Securitization Trust
5.442% due 09/25/2035		351	351
First NLC Trust
5.442% due 02/25/2036		13,295	13,304
GSAMP Trust
5.442% due 12/25/2035		6,997	6,999
GSR Mortgage Loan Trust
5.422% due 11/25/2030		5,330	5,334
Indymac Residential Asset-Backed Trust
5.412% due 03/25/2036		5,096	5,100
IXIS Real Estate Capital Trust
5.382% due 08/25/2036		14,049	14,049
Long Beach Mortgage Loan Trust
5.442% due 09/25/2035		4,827	4,831
5.412% due 01/25/2036		8,066	8,073
5.382% due 04/25/2036		16,510	16,510
Mastr Asset-Backed Securities Trust
5.402% due 01/25/2036		4,284	4,288
Merrill Lynch Mortgage Investors, Inc.
5.410% due 06/25/2012		2,300	2,301
5.402% due 01/25/2037		9,806	9,807
5.352% due 05/25/2037		17,000	17,010
Morgan Stanley Capital I, Inc.
5.392% due 03/25/2036		11,926	11,934
New Century Home Equity Loan Trust
5.420% due 08/25/2036		20,200	20,213
Park Place Securities, Inc.
5.432% due 09/25/2035		1,765	1,766
Residential Asset Securities Corp.
5.622% due 01/25/2034		89	89
5.422% due 10/25/2035		1,005	1,006
5.422% due 11/25/2035		5,625	5,630
4.450% due 01/25/2036		4,979	4,983
5.402% due 01/25/2036		10,081	10,089
5.392% due 04/25/2036		3,173	3,176
5.297% due 07/25/2036		24,600	24,615
Residential Funding Mortgage Securities II, Inc.
5.462% due 09/25/2035		924	925
SACO I, Inc.
5.432% due 11/25/2020		1,780	1,782
5.432% due 07/25/2035		2,344	2,345
5.382% due 05/25/2036		12,093	12,093
SLC Student Loan Trust I
5.430% due 12/01/2035		2,900	2,902
SLM Student Loan Trust
5.130% due 04/25/2014		729	730
5.110% due 01/26/2015		4,440	4,436
Soundview Home Equity Loan Trust
5.432% due 05/25/2035		445	446
5.422% due 12/25/2035		4,958	4,962
5.392% due 02/25/2036		4,154	4,158
4.910% due 04/25/2036		1,686	1,686
Specialty Underwriting & Residential Finance
5.161% due 12/25/2036		10,128	10,136
Structured Asset Securities Corp.
5.422% due 08/25/2035		2,999	3,001
Wachovia Mortgage Loan Trust LLC
5.432% due 10/25/2035		41	41

Total Asset-Backed Securities (Cost $256,708)			256,830

SOVEREIGN ISSUES 0.1%
Mexico Government International Bond
6.375% due 01/16/2013		7,493	7,530
Russia Government International Bond
10.000% due 06/26/2007		7,000	7,277

Total Sovereign Issues (Cost $15,341)			14,807

FOREIGN CURRENCY-DENOMINATED ISSUES (k) 0.7%
Canadian Government Bond
4.250% due 12/01/2021 (d)	CAD	2,629	3,110
3.000% due 12/01/2036 (d)		16,650	18,749
France Government Bond
1.600% due 07/25/2011	EUR	6,322	8,061
1.600% due 07/25/2015		3,127	3,932
3.150% due 07/25/2032		6,678	10,569
Italy Buoni Poliennali Del Tesoro
4.250% due 08/01/2014		1,700	2,188
2.150% due 09/15/2014		2,130	2,764
New Zealand Government Bond
4.500% due 02/15/2016 (d)	NZD	10,000	8,286
Pylon Ltd.
4.204% due 12/18/2008	EUR	20,750	26,871
Republic of Germany
4.500% due 08/18/2006		12,000	15,377
United Kingdom Gilt Index Linked Stock
2.000% due 01/26/2035	GBP	200	489

Total Foreign Currency-Denominated Issues (Cost $91,292)			100,396

PURCHASED CALL OPTIONS 0.0%
2-Year Interest Rate Swap (OTC) Pay 3-Month USD-LIBOR Floating Rate Index
Strike @ 5.250% Exp. 06/07/2007		$701,000	1,924

Total Purchased Call Options (Cost $3,000)			1,924

	Notional Amount (000s)
PURCHASED PUT OPTIONS 0.0%
U.S. dollar versus Japanese Yen (OTC)
Strike @ JPY114.000 Exp. 07/03/2006		175,400	292

Total Purchased Put Options (Cost $1,842)			292

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS (k) 16.3%
Commercial Paper 1.0%
Cox Communications, Inc.
4.720% due 07/17/2006		18,200	18,200
Rabobank USA Financial Corp.
5.250% due 07/05/2006		50,000	49,985
5.250% due 07/05/2006		35,000	34,990
Societe Generale N.A.
5.260% due 07/03/2006		26,700	26,700
Time Warner Telecom, Inc.
5.240% due 09/18/2006		8,000	7,905

			137,780

Tri-Party Repurchase Agreement 0.0%
State Street Bank
4.900% due 07/03/2006		$6,605	6,605
(Dated 06/30/2006. Collaterized by Freddie Mac 3.800% due 12/27/2006 valued at $6,741. Repurchase proceeds are $6,608.)

Belgium Treasury Bills 1.0%
2.696% due 08/17/2006-09/14/2006 (c)	EUR	113,420	144,543

France Treasury Bills 2.7%
2.689% due 07/13/2006-12/21/2006 (c)		300,430	382,366

Germany Treasury Bills 6.6%
2.729% due 08/16/2006-12/13/2006 (c)		734,720	932,710

Netherlands Treasury Bills 4.7%
1.000% due 09/29/2006		413,000	670,697

U.S. Treasury Bills 0.3%
4.658% due 08/31/2006-09/14/2006 (c)(e)(f)(g)		$48,455	47,912

Total Short-Term Instruments (Cost $2,263,618)			2,322,613

Total Investments (a) 136.3% (Cost $19,647,327)			$19,411,277
Written Options (i) (0.1%) (Premiums $11,910)			(7,579)
Other Assets and Liabilities (Net) (36.3%)			(5,165,495)

Net Assets 100.0%			$14,238,203

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) As of June 30, 2006, portfolio securities with an aggregate market value of $164,958 were valued in good faith and pursuant to guidelines established by the Board of Trustees.

(b) Security is in default.

(c) Securities are grouped by coupon or range of coupons and represent a range of maturities

(d) Principal amount of security is adjusted for inflation.

(e) Securities with an aggregate market value of $7,712 have been pledged as collateral for delayed-delivery mortgage-backed securities on June 30, 2006.

(f) Securities with an aggregate market value of $3,957 have been pledged as collateral for swap and swaption contracts on June 30, 2006.

(g) Securities with an aggregate market value of $36,000 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	1,263	$(2,566)
90-Day Eurodollar December Futures	Long	12/2007	1,062	(1,250)
90-Day Eurodollar June Futures	Long	06/2007	2,325	(3,636)
90-Day Eurodollar March Futures	Long	03/2007	1,694	(3,450)
90-Day Eurodollar March Futures	Long	03/2008	641	(763)
90-Day Eurodollar September Futures	Long	09/2007	2,325	(3,409)
Euro-Bund 10-Year Note September Futures	Short	09/2006	1,858	1,017
U.S. Treasury 10-Year Note September Futures	Long	09/2006	10,029	(6,212)
U.S. Treasury 30-Year Bond September Futures	Short	09/2006	711	(306)
U.S. Treasury 5-Year Note September Futures	Long	09/2006	11,512	(6,555)

				$(27,130)

(h) Swap agreements outstanding on June 30, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month GBP-LIBOR	Pay	5.000%	06/15/2008	GBP	13,000	$74
Barclays Bank PLC	6-month GBP-LIBOR	Pay	5.000%	09/15/2010		56,100	(1,352)
HSBC Bank USA	6-month GBP-LIBOR	Receive	4.250%	06/12/2036		35,600	2,697
J.P. Morgan Chase & Co.	6-month GBP-LIBOR	Pay	5.000%	06/15/2008		27,000	71
UBS Warburg LLC	6-month GBP-LIBOR	Pay	5.000%	06/15/2008		20,000	117
HSBC Bank USA	3-month Canadian Bank Bill	Pay	4.500%	06/15/2025	CAD	7,000	(516)
J.P. Morgan Chase & Co.	3-month Canadian Bank Bill	Receive	5.500%	12/16/2014		10,000	113
J.P. Morgan Chase & Co.	3-month Canadian Bank Bill	Pay	4.500%	06/15/2025		3,300	(174)
Merrill Lynch & Co., Inc.	3-month Canadian Bank Bill	Pay	4.500%	06/15/2025		9,000	(527)
UBS Warburg LLC	3-month Canadian Bank Bill	Pay	4.500%	06/15/2025		4,700	(250)
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.040%	03/15/2010	EUR	50,000	(251)
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010		8,800	(35)
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	09/14/2010		60,000	(185)
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		52,200	(63)
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.040%	02/21/2011		33,900	(321)
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.150%	01/19/2016		75,000	(1,260)
Deutsche Bank AG	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.100%	03/13/2011		4,800	(32)
Goldman Sachs & Co.	6-month EUR-LIBOR	Receive	4.500%	06/17/2015		127,200	8,379
J.P. Morgan Chase & Co.	6-month EUR-LIBOR	Pay	5.000%	06/17/2015		12,400	561
UBS Warburg LLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		22,700	(42)
Morgan Stanley Dean Witter & Co.	6-month JPY-LIBOR	Receive	0.100%	06/15/2007	JPY	2,200,000	68
Barclays Bank PLC	3-month SEK-STIBOR	Pay	4.500%	06/17/2008	SEK	168,000	889
J.P. Morgan Chase & Co.	3-month SEK-STIBOR	Pay	4.500%	06/17/2008		46,000	234
Bank of America	3-month USD-LIBOR	Receive	5.000%	12/20/2016		$197,800	2,446
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2008		118,950	(106)
Barclays Bank PLC	3-month USD-LIBOR	Receive	5.000%	12/20/2016		148,600	1,824
BNP Paribas Bank	1-month U.S. CPI-U	Pay	2.790%	10/07/2015		50,000	(1,196)
Deutsche Bank AG	3-month USD-LIBOR	Receive	5.000%	06/21/2021		114,500	1,008
Deutsche Bank AG	3-month USD-LIBOR	Receive	5.000%	12/20/2026		146,500	159
Deutsche Bank AG	3-month USD-LIBOR	Receive	5.000%	12/20/2036		6,600	60
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2008		126,700	(113)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2013		301,300	3,608
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		213,600	2,641
J.P. Morgan Chase & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2011		41,500	(370)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		98,800	1,222
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/20/2036		148,200	1,349
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		121,200	1,497
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2036		93,700	853
Royal Bank of Scotland PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2011		34,000	(298)
UBS Warburg LLC	3-month USD-LIBOR	Pay	5.000%	12/20/2008		150,000	(133)
UBS Warburg LLC	3-month USD-LIBOR	Receive	5.000%	12/20/2026		59,600	65

							$22,711

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.350%	09/20/2007	$20,000	$(108)
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.350%	09/20/2006	6,100	(2)
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.300%	09/20/2006	4,600	(2)
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	10,700	15
Deutsche Bank AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.750%	06/20/2011	5,000	206
Deutsche Bank AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.650%	06/20/2011	3,800	142
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.000%	06/20/2007	2,000	8
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.300%	09/20/2007	8,300	8
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	5,000	(24)
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.400%	06/20/2011	1,100	31
HSBC Bank USA	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.390%	09/20/2006	12,000	8
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	3.750%	06/20/2007	2,000	(31)
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.350%	09/20/2007	3,600	(19)
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.600%	09/20/2006	6,700	8
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%	06/20/2007	2,000	41
J.P. Morgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%	06/20/2007	2,000	(15)
J.P. Morgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	6.400%	06/20/2007	1,500	14
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.500%	09/20/2007	2,700	(10)
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.400%	06/20/2011	5,700	161
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	3,600	(17)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.800%	09/20/2006	8,900	15
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	2,800	4
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.550%	06/20/2007	2,000	38
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.250%	09/20/2007	5,000	(33)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.600%	09/20/2006	2,000	1
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	5.050%	09/20/2006	5,000	51
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	3,800	(18)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	20,000	(96)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.250%	09/20/2007	9,800	284
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.620%	06/20/2011	5,000	182
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.400%	06/20/2011	20,000	563

						$1,405

+	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

(i) Written options outstanding on June 30, 2006:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$108.000	08/25/2006	12,756	$1,970	$399
Call - CBOT U.S. Treasury 10-Year Note September Futures	107.000	08/25/2006	3,377	311	317
Put - CBOT U.S. Treasury 10-Year Note September Futures	103.000	08/25/2006	16,273	2,261	2,289

				$4,542	$3,005

Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 10-Year Interest Rate Swap	Barclays Bank PLC	3-month USD-LIBOR	Receive	5.300%	01/02/2007	$207,000	$1,076	$851
Put - OTC 10-Year Interest Rate Swap	Barclays Bank PLC	3-month USD-LIBOR	Pay	5.900%	01/02/2007	73,000	829	791
Put - OTC 1-Year Interest Rate Swap	Barclays Bank PLC	3-month USD-LIBOR	Pay	6.100%	01/02/2007	134,000	881	853
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.340%	06/07/2007	254,000	2,583	1,741
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.325%	06/07/2007	51,000	434	338

							$5,803	$4,574

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount	Premium	Value
Put - OTC U.S. dollar versus Japanese Yen	JPY	104.000	07/03/2006	$131,900	$290	$0
Put - OTC U.S. dollar versus Japanese Yen		106.500	07/03/2006	100,500	656	0
Put - OTC U.S. dollar versus Japanese Yen		106.500	07/03/2006	67,200	439	0
Put - OTC U.S. dollar versus Japanese Yen		104.000	07/03/2006	106,800	180	0

					$1,565	$0

(j) Short sales open on June 30, 2006 were as follows:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value à
U.S. Treasury Note	3.250%	08/15/2007	$255,600	$250,535	$253,681
U.S. Treasury Note	3.375%	02/15/2008	147,500	143,978	145,403
U.S. Treasury Note	3.125%	09/15/2008	354,400	340,290	343,505
U.S. Treasury Note	3.625%	05/15/2013	43,200	39,595	39,804
U.S. Treasury Note	4.250%	08/15/2013	141,000	135,088	136,268
U.S. Treasury Note	4.750%	05/15/2014	310,200	302,997	304,822

				$1,212,483	$1,223,483

à Market value includes $14,170 of interest payable on short sales.

(k) Forward foreign currency contracts outstanding on June 30, 2006:

Type	Principal Amount Covered by Contract		Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	CAD	13,985	07/2006	$144	$0	$144
Buy	EUR	333	07/2006	8	0	8
Sell		227,622	07/2006	199	(4,970)	(4,771)
Sell		980,800	08/2006	0	(21,413)	(21,413)
Sell		394,910	09/2006	0	(8,058)	(8,058)
Sell	GBP	267	07/2006	0	(1)	(1)
Buy	JPY	7,798,450	07/2006	2	(34)	(32)
Buy		35,355,430	08/2006	0	(9,527)	(9,527)
Sell	NZD	9,977	08/2006	0	(52)	(52)
Buy	PLN	4,834	09/2006	16	0	16
Buy	RUB	40,606	09/2006	48	0	48
Buy	SKK	43,453	09/2006	33	0	33

				$450	$(44,055)	$(43,605)

See accompanying notes

Schedule of Investments

RealEstateRealReturn Strategy Fund

June 30, 2006 (Unaudited)

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 6.0%
Banking & Finance 2.3%
Atlantic & Western Re Ltd.
10.990% due 01/09/2007		$1,300	$1,280
11.240% due 01/09/2009		700	659
BAE Systems Holdings, Inc.
5.570% due 08/15/2008		300	301
Citigroup, Inc.
5.166% due 01/30/2009		500	500
Ford Motor Credit Co.
5.800% due 01/12/2009		400	366
General Electric Capital Corp.
5.340% due 12/12/2008		500	500
Rabobank Nederland
5.088% due 01/15/2009		400	400
Wachovia Bank N.A.
5.308% due 12/02/2010		800	801

			4,807

Industrials 3.7%
Caesars Entertainment, Inc.
8.500% due 11/15/2006		100	101
CSC Holdings, Inc.
7.875% due 12/15/2007		200	203
DaimlerChrysler N.A. Holding Corp.
5.780% due 09/10/2007		3,200	3,210
El Paso Corp.
7.625% due 08/16/2007		100	101
General Motors Corp.
8.375% due 07/15/2033		4,900	3,969
Host Marriott LP
9.500% due 01/15/2007		100	103
Royal Caribbean Cruises Ltd.
7.250% due 08/15/2006		100	101

			7,788

Utilities 0.0%
Embarq Corp.
7.082% due 06/01/2016		100	100

Total Corporate Bonds & Notes (Cost $12,568)			12,695

MUNICIPAL BONDS & NOTES 0.5%
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2006
4.750% due 06/15/2038		200	195
Rhode Island State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.125% due 06/01/2032		400	418
Rhode Island State Tobacco Settlement Financing Corporations Revenue Notes, Series 2002
6.000% due 06/01/2023		500	523

Total Municipal Bonds & Notes (Cost $991)			1,136

U.S. GOVERNMENT AGENCIES 8.5%
Fannie Mae
5.000% due 08/01/2035		934	874
5.211% due 09/01/2044 - 10/01/2044 (c)		392	394
5.500% due 03/01/2034 - 07/13/2036 (c)		17,334	16,662

Total U.S. Government Agencies (Cost $18,416)			17,930

U.S. TREASURY OBLIGATIONS 102.3%
Treasury Inflation Protected Securities (b)
4.250% due 01/15/2010		5,388	5,725
2.375% due 04/15/2011		1,319	1,315
3.000% due 07/15/2012		21,494	22,141
1.875% due 07/15/2013		27,983	26,891
2.000% due 01/15/2014		26,665	25,746
2.000% due 07/15/2014		25,118	24,197
1.625% due 01/15/2015		2,532	2,361
1.875% due 07/15/2015		18,669	17,720
2.375% due 01/15/2025		20,732	20,185
2.000% due 01/15/2026		13,600	12,456
3.625% due 04/15/2028		27,027	32,079
3.875% due 04/15/2029		14,704	18,199
3.375% due 04/15/2032		908	1,072
U.S. Treasury Bond
6.625% due 02/15/2027		1,100	1,281
4.500% due 02/15/2036		1,800	1,614
U.S. Treasury Note
4.500% due 02/28/2011		100	98
4.500% due 11/15/2015		1,700	1,620
5.125% due 05/15/2016		2,600	2,598

Total U.S. Treasury Obligations (Cost $222,092)			217,298

MORTGAGE-BACKED SECURITIES 1.2%
Citigroup Mortgage Loan Trust, Inc.
4.900% due 12/25/2035		92	92
Countrywide Home Loan Mortgage Pass-Through Trust
5.662% due 06/25/2035		709	709
GSR Mortgage Loan Trust
4.540% due 09/25/2035		1,499	1,459
Lehman XS Trust
5.402% due 06/25/2036		300	300

Total Mortgage-Backed Securities (Cost $2,591)			2,560

ASSET-BACKED SECURITIES 0.3%
Carrington Mortgage Loan Trust
5.402% due 06/25/2035		55	55
Merrill Lynch Mortgage Investors, Inc.
5.402% due 01/25/2037		332	332
Residential Asset Securities Corp.
5.392% due 04/25/2036		91	91
Soundview Home Equity Loan Trust
5.392% due 02/25/2036		154	154
5.392% due 04/25/2036		80	80

Total Asset-Backed Securities (Cost $712)			712

FOREIGN CURRENCY-DENOMINATED ISSUES (i) 1.6%
Canadian Government Bond
3.000% due 12/01/2036	CAD	212	239
France Government Bond
3.000% due 07/25/2012	EUR	1,812	2,495
Italy Buoni Poliennali Del Tesoro
2.150% due 09/15/2014		533	691

Total Foreign Currency-Denominated Issues (Cost $3,549)			3,425

	# of Contracts
PURCHASED CALL OPTIONS 0.0%
U.S. Treasury 30-Year Bonds September Futures (CBOT)
Strike @ $117.000 Exp. 08/25/2006		298	5

Total Purchased Call Options (Cost $6)			5

PURCHASED PUT OPTIONS 0.0%
90-Day Eurodollar December Futures (CME)
Strike @ $92.500 Exp. 12/18/2006		10	0
90-Day Eurodollar March Futures (CME)
Strike @ $92.000 Exp. 03/19/2007		16	0
Strike @ $92.250 Exp. 03/19/2007		170	1
90-Day Eurodollar September Futures (CME)
Strike @ $94.000 Exp. 09/18/2006		90	1
	Notional Amount (000s)
Treasury Inflation Protected Securities (OTC) 1.875% due 08/25/2006
Strike @ $73.000 Exp. 08/25/2006		$24,000	0
Treasury Inflation Protected Securities (OTC) 2.000% due 08/25/2006
Strike @ $72.000 Exp. 08/25/2006		25,000	0
U.S. dollar versus Japanese Yen (OTC)
Strike @ JPY114.000 Exp. 07/03/2006		5,600	9

	# of Contracts
U.S. Treasury 5-Year Notes September Futures (CBOT)
Strike @ $99.500 Exp. 08/25/2006		159	2
U.S. Treasury 10-Year Notes September Futures (CBOT)
Strike @ $97.000 Exp. 08/25/2006		425	7

Total Purchased Put Options (Cost $88)			20

	Principal Amount (000s)		Value (000s)
SHORT-TERM INSTRUMENTS (i) 27.1%
Commercial Paper 2.1%
Cox Communications, Inc.
4.720% due 07/17/2006		$800	800
Danske Corp.
5.280% due 07/17/2006		1,700	1,696
Societe Generale N.A.
5.245% due 08/08/2006		2,100	2,089

			4,585

Repurchase Agreement 1.6%
State Street Bank
4.900% due 07/03/2006		3,340	3,340
(Dated 06/30/2006. Collateralized by Fannie Mae 5.000% due 01/15/2007 valued at $3,411. Repurchase proceeds are $3,341.)

France Treasury Bills 8.5%
1.272% due 07/13/2006-08/03/2006 (c)	EUR	14,090	18,009

Germany Treasury Bills 11.5%
1.275% due 07/12/2006-09/13/2006 (c)		19,210	24,490

U.S. Treasury Bills 3.4%
0.990% due 08/31/2006-09/14/2006 (c)(d)(e)		$7,255	7,181

Total Short-Term Instruments (Cost $55,785)			57,605

Total Investments (a) 147.5% (Cost $316,798)			$313,386
Written Options (g) (0.0%) (Premiums $199)			(72)
Other Assets and Liabilities (Net) (47.5%)			(100,832)

Net Assets 100.0%			$212,482

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) As of June 30, 2006, portfolio securities with an aggregate market value of $300 were valued in good faith and pursuant to guidelines established by the Board of Trustees.

(b) Principal amount of security is adjusted for inflation.

(c) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d) Securities with an aggregate market value of $247 have been pledged as collateral for swap and swaption contracts on June 30, 2006.

(e) Securities with an aggregate market value of $845 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	72	$(105)
90-Day Eurodollar June Futures	Long	06/2007	72	(113)
90-Day Eurodollar March Futures	Long	03/2007	20	(46)
90-Day Eurodollar March Futures	Long	03/2008	50	(59)
90-Day Eurodollar September Futures	Long	09/2007	72	(109)
U.S. Treasury 5-Year Note September Futures	Long	09/2006	372	(223)
U.S. Treasury 10-Year Note September Futures	Long	09/2006	354	(249)
U.S. Treasury 30-Year Bond September Futures	Short	09/2006	73	3

				$(901)

(f) Swap agreements outstanding on June 30, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Bank of America	3-month Canadian Bank Bill	Receive	5.000%	06/15/2015	CAD	18,000	$316
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010	EUR	1,400	(2)
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.138%	01/19/2016		2,000	(24)
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		5,600	(9)
Goldman Sachs & Co.	6-month EUR-LIBOR	Receive	4.500%	06/17/2015		4,500	395
UBS Warburg LLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		1,500	(2)
HSBC Bank USA	6-month GBP-LIBOR	Receive	4.250%	06/12/2036	GBP	1,100	83
Bank of America	3-month USD-LIBOR	Pay	5.000%	06/21/2011		$3,900	(107)
Bank of America	3-month USD-LIBOR	Receive	5.000%	06/21/2016		13,400	600
Barclays Bank PLC	3-month USD-LIBOR	Receive	5.000%	06/21/2013		4,300	158
Citibank N.A.	3-month USD-LIBOR	Pay	5.000%	06/21/2008		300	(1)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2008		1,000	(12)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2011		2,200	(60)
J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2016		3,300	148
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/21/2016		11,200	501
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2013		9,500	404
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2016		10,200	254
UBS Warburg LLC	3-month USD-LIBOR	Pay	5.000%	06/21/2008		10,700	(129)
UBS Warburg LLC	3-month USD-LIBOR	Receive	5.000%	06/21/2016		3,800	139

							$2,652

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.700%	06/20/2007	$200	$3
HSBC Bank USA	Ford Motor Corp. 7.450% due 07/16/2031	Sell	2.410%	06/20/2007	1,000	(23)
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.680%	06/20/2007	100	0
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.550%	06/20/2007	1,000	16
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.450%	06/20/2007	1,000	8
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.750%	06/20/2007	1,000	11
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.400%	06/20/2007	1,000	8
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.350%	06/20/2007	1,000	7
Wachovia Bank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.410%	06/20/2007	1,000	8

						$38

+	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Total Return Swaps

Counterparty	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation
Bear Stearns & Co., Inc.	Wilshire REIT Total Return Index	1-month USD-LIBOR plus 0.350%	07/31/2006	17,666	$4,459
Credit Suisse First Boston	Wilshire REIT Total Return Index	1-month USD-LIBOR plus 0.350%	07/31/2006	24,267	6,109

					$10,568

(g) Written options outstanding on June 30, 2006:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$108.000	08/25/2006	266	$39	$8
Call - CBOT U.S. Treasury Note September Futures	107.000	08/25/2006	110	11	10
Put - CBOT U.S. Treasury 10-Year Note September Futures	103.000	08/25/2006	376	60	53

				$110	$71

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount	Premium	Value
Put - OTC U.S. dollar versus Japanese Yen	JPY	104.000	07/03/2006	$4,200	$9	$0
Put - OTC U.S. dollar versus Japanese Yen		106.500	07/03/2006	1,800	12	0
Put - OTC U.S. dollar versus Japanese Yen		106.500	07/03/2006	1,200	8	0
Put - OTC U.S. dollar versus Japanese Yen		104.000	07/03/2006	26,500	60	0

					$89	$0

(h) Short sales outstanding on June 30, 2006:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value à
U.S. Treasury Note	4.250%	11/15/2013	$8,200	$7,775	$7,813

à	Market value includes $50 of interest payable on short sales.

(I) Forward foreign currency contracts outstanding on June 30, 2006:

Type		Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CAD	583	07/2006	$0	$(6)	$(6)
Buy	EUR	1,986	07/2006	55	0	55
Sell		34,981	08/2006	0	(763)	(763)
Buy	JPY	1,260	07/2006	0	0	0
Buy		839,714	08/2006	0	(275)	(275)
Sell		205,190	08/2006	11	0	11
Buy	PLN	133	09/2006	0	0	0
Buy	RUB	1,128	09/2006	1	0	1
Buy	SKK	1,175	09/2006	1	0	1

				$68	$(1,044)	$(976)

See accompanying notes

Schedule of Investments

Short Duration Municipal Income Fund

June 30, 2006 (Unaudited)

	Principal Amount (000s)	Value (000s)
MUNICIPAL BONDS & NOTES 96.6%
Alabama 3.1%
Daphne, Alabama Special Care Facilities Financing Authority Revenue Notes, Series 1988
0.000% due 08/15/2028	$3,500	$3,221
Jefferson County, Alabama Limited Obligation Revenue Notes, Series 2004
5.000% due 01/01/2009	1,100	1,121
5.250% due 01/01/2013	4,350	4,562

		8,904

Alaska 0.6%
Alaska State Housing Finance Corporations Revenue Bonds, (MBIA Insured), Series 2001
3.980% due 12/01/2030	485	485
North Slope Boro, Alaska General Obligation Notes, (MBIA Insured), Series 2000
0.000% due 06/30/2008	1,345	1,245

		1,730

Arizona 4.2%
Arizona State Greater Arizona Development Authority Infrastructure Revenue Notes, (MBIA Insured), Series 2005
5.000% due 08/01/2011	2,195	2,301
5.000% due 08/01/2012	2,305	2,431
Arizona Water Infrastructure Finance Authority Revenue Bonds, Series 2004
5.000% due 10/01/2014	2,000	2,125
Maricopa, Arizona Hospital Revenue Notes, Series 2005
5.000% due 04/01/2010	2,000	2,046
Phoenix, Arizona Civic Improvement Corporation Revenue Notes, (MBIA Insured), Series 2004
5.000% due 07/01/2015	3,000	3,166

		12,069

California 6.6%
California State General Obligation Bonds, Series 2004
3.880% due 05/01/2034	150	150
3.970% due 05/01/2034	3,800	3,800
California State Public Works Board Lease Revenue Notes, (AMBAC Insured), Series 1996
5.500% due 10/01/2012	3,500	3,583
Culver, California Redevelopment Agency Tax Allocation Notes, (AMBAC Insured), Series 2005
5.000% due 11/01/2023	620	637
East Bay, California Municipal Utility District Water System Revenue Notes, (XLCA Insured), Series 2005
3.900% due 06/01/2038	950	950
Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
6.250% due 06/01/2033	2,285	2,492
Golden State, California Tobacco Securitization Corporations Revenue Notes, Series 2003
5.000% due 06/01/2021	6,445	6,477
Pittsburg, California Redevelopment Agency Tax Allocation Notes, (MBIA Insured), Series 2003
5.000% due 08/01/2011	825	864

		18,953

Colorado 0.2%
Lower Colorado River, Texas Authority Revenue Notes, (FSA Insured), Series 1999
6.000% due 05/15/2010	400	426

Connecticut 0.2%
New Britain, Connecticut General Obligation Notes, Series 2003
4.000% due 04/15/2007	560	560

Florida 1.1%
Collier, Florida Multi-Family Housing Finance Authority Revenue Notes, Series 2002
4.600% due 08/15/2011	665	684
Dade County, Florida Guaranteed Entitlement Revenue Notes, (MBIA Insured), Series 1995
0.000% due 02/01/2018	2,000	1,022
Gulf Breeze, Florida Revenue Notes, (MBIA Insured), Series 1997
5.359% due 12/01/2017	500	541
Hillsborough County, Florida Utility Revenue Bonds, Series 1978
6.200% due 12/01/2008	210	215
Orlando, Florida Waste Water System Revenue Notes, Series 1997
7.276% due 10/01/2015	750	753

		3,215

Illinois 9.6%
Chicago, Illinois Board of Education Certificates of Participation Notes, (MBIA Insured), Series 1992
6.250% due 01/01/2011	3,000	3,275
Chicago, Illinois Board of Education General Obligation Notes, (CIFG Insured), Series 2005
4.050% due 03/01/2012	205	205
Chicago, Illinois General Obligation Bonds, (FSA Insured), Series 2005
5.000% due 01/01/2015	13,000	13,698
De Kalb County, Illinois Community Unit School District No 424 General Obligation Notes, (AMBAC Insured), Series 2001
0.000% due 01/01/2018	2,000	1,172
Illinois State Finance Authority Revenue Notes, Series 2004
5.250% due 11/15/2012	1,000	1,040
Illinois State General Obligation Notes, (MBIA Insured), Series 2002
5.250% due 08/01/2011	2,000	2,116
Illinois State Health Facilities Authority Revenue Bonds, Series 1978
6.250% due 07/01/2006	95	95
Illinois State Sales Tax Revenue Notes, Series 2004
5.000% due 06/15/2011	1,225	1,279
Kane County, Illinois Community Unit School District No. 304 Geneva General Obligation Notes, (FGIC Insured), Series 2004
0.000% due 01/01/2014	1,000	717
Kendall, Kane & Will Counties, Illinois High School Districts General Obligation Notes, (FSA Insured), Series 2003
0.000% due 10/01/2012	2,000	1,518
McHenry & Kane Counties, Illinois Community Consolidated School District No. 158 General Obligation Notes, (FGIC Insured), Series 2004
0.000% due 01/01/2009	1,390	1,257
Sangamon County, Illinois School District No. 186 Springfield General Obligation Notes, (FGIC Insured), Series 2004
0.000% due 10/01/2008	1,225	1,102
0.000% due 10/01/2010	15	12

		27,486

Indiana 1.3%
Indiana Health Facility Financing Authority Revenue Bonds, Series 2005
5.000% due 11/01/2010	3,700	3,830

Kansas 0.1%
Wichita, Kansas Water & Sewer Utility Revenue Notes, (FGIC Insured), Series 2003
5.000% due 10/01/2010	355	370

Massachusetts 6.8%
Commonwealth of Massachusetts General Obligation Notes, (MBIA-IBC Insured), Series 1996
6.000% due 11/01/2011	1,500	1,645
Commonwealth of Massachusetts General Obligation Notes, Series 1998
5.250% due 04/01/2011	1,000	1,034
Commonwealth of Massachusetts Revenue Notes, (FGIC Insured), Series 2004
5.634% due 01/01/2016	3,200	3,411
Massachusetts State Bay Transportation Authority Revenue Notes, Series 2004
4.674% due 07/01/2020	7,005	7,005
Massachusetts State Municipal Wholesale Electric Company Revenue Notes, (AMBAC Insured), Series 1993
5.450% due 07/01/2018	1,400	1,408
Massachusetts State Municipal Wholesale Electric Company Revenue Notes, (MBIA Insured), Series 2001
5.000% due 07/01/2010	1,000	1,036
Massachusetts State Port Authority Revenue Notes, (FSA-CR Insured), Series 1998
5.500% due 07/01/2014	1,000	1,041
Worcester, Massachusetts General Obligation Notes, (FGIC Insured), Series 2001
5.500% due 10/01/2012	2,635	2,813

		19,393

Michigan 4.0%
Clintondale, Michigan Community Schools General Obligation Notes, (FGIC Q-SBLF Insured), Series 2004
5.000% due 05/01/2011	960	1,004
Michigan State General Obligation Notes, Series 1992
6.250% due 11/01/2012	2,750	2,991
Michigan State Municipal Bond Authority Revenue Notes, Series 2003
5.000% due 05/01/2011	7,000	7,322

		11,317

Nebraska 0.7%
University of Nebraska Revenue Notes, Series 2004
5.000% due 11/01/2006	2,050	2,058

Nevada 1.4%
Clark County, Neveda General Obligation Notes, (AMBAC Insured), Series 2004
5.000% due 12/01/2015	3,910	4,118

New Jersey 0.8%
New Jersey State Economic Development Authority Revenue Notes, Series 1998
6.375% due 04/01/2018	500	573
New Jersey State Tobacco Settlement Financing Corporations Revenue Notes, Series 2003
6.125% due 06/01/2024	1,500	1,606

		2,179

New York 11.7%
New York City, New York General Obligation Notes, (FGIC Insured), Series 1998
5.250% due 08/01/2010	2,505	2,601
New York City, New York General Obligation Notes, (MBIA Insured), Series 2001
5.250% due 11/01/2015	3,000	3,173
New York City, New York General Obligation Notes, Series 2001
5.250% due 08/01/2012	1,350	1,422
New York City, New York Municipal Water Finance Authority Revenue Notes, (FSA Insured), Series 2003
5.250% due 02/01/2012	2,405	2,560
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2005
5.000% due 11/01/2011	1,400	1,468
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
5.500% due 11/01/2026	100	107
New York State Dormitory Authority Revenue Notes, (FGIC-TCRS Insured), Series 1993
5.750% due 07/01/2009	8,085	8,386
New York State Dormitory Authority Revenue Notes, Series 2002
6.000% due 11/15/2029	800	871
New York State Energy Research & Development Authority Revenue Bonds, Series 2005
3.950% due 05/01/2039	300	300
New York State Environmental Facilities Corporations Revenue Notes, Series 2002
5.500% due 06/15/2017	2,000	2,219
New York State Local Government Assistance Corporations Revenue Notes, (FSA Insured), Series 2003
5.000% due 04/01/2012	500	526
New York State Tobacco Settlement Financing Corporations Revenue Notes, Series 2003
5.250% due 06/01/2012	4,000	4,005
New York State TSASC Inc. Revenue Notes, Series 1999
5.400% due 07/15/2012	1,700	1,728
New York State TSASC Inc. Revenue Notes, Series 2002
5.000% due 07/15/2014	2,000	2,108
New York State Urban Development Corporations Revenue Notes, Series 2002
5.500% due 01/01/2017	2,000	2,113

		33,587

North Carolina 1.0%
North Carolina State Eastern Municipal Power Agency Revenue Notes, Series 1993
7.000% due 01/01/2008	1,000	1,041
North Carolina State General Obligation Notes, Series 2006
5.000% due 06/01/2015	1,750	1,862

		2,903

Ohio 3.2%
Ohio State Air Quality Development Authority Revenue Notes, Series 1995
5.000% due 11/01/2015	1,000	1,038
Ohio State General Obligation Notes, Series 2003
5.000% due 03/15/2014	3,500	3,694
Ohio State Revenue Notes, (AMBAC Insured), Series 2004
5.000% due 08/01/2011	4,190	4,380

		9,112

Oklahoma 2.2%
Oklahoma City, Oklahoma General Obligation Notes, Series 1999
5.000% due 07/01/2011	100	103
Oklahoma State Development Finance Authority Revenue Bonds, Series 1999
5.625% due 08/15/2029	5,900	6,231

		6,334

Oregon 0.4%
Oregon State Facilities Authority Revenue Notes, Series 2005
5.000% due 10/01/2011	795	815
5.000% due 10/01/2012	435	446

		1,261

Puerto Rico 4.4%
Commonwealth of Puerto Rico Highway & Transportation Authority Revenue Notes, (AMBAC Insured), Series 2003
5.000% due 07/01/2035	1,400	1,450
Commonwealth of Puerto Rico Highway & Transportation Authority Revenue Notes, (FSA Insured), Series 2003
5.000% due 07/01/2026	2,600	2,699
Government Development Bank for Puerto Rico Revenue Bonds, Series 2006
5.000% due 12/01/2008	8,000	8,135
Puerto Rico Children’s Trust Fund Revenue Notes, Series 2000
5.750% due 07/01/2010	250	266

		12,550

Tennessee 0.1%
Nashville & Davidson Counties, Tennessee Health & Educational Facilities Revenue Bonds, Series 1977
6.100% due 07/01/2010	330	342

Texas 13.0%
Austin, Texas General Obligation Notes, Series 2003
5.000% due 09/01/2011	2,000	2,090
Dallas, Texas Independent School District General Obligation Notes, (PSF Insured), Series 2004
5.000% due 02/15/2012	2,450	2,569
Fort Worth, Texas Water & Sewer Revenue Notes, (FSA Insured), Series 2003
5.000% due 02/15/2012	2,500	2,624
Houston, Texas Independent School District General Obligation Notes, (PSF Insured), Series 2005
0.000% due 02/15/2015	16,000	10,835
Houston, Texas Water Conveyance System Certificates of Participation Notes, (AMBAC Insured), Series 1993
6.125% due 12/15/2009	1,000	1,069
6.800% due 12/15/2011	3,000	3,387
Laredo, Texas General Obligation Notes, (FGIC Insured), Series 1996
5.250% due 02/15/2009	400	400
Sabine River, Texas Pollution Control Authority Revenue Notes, Series 2001
5.500% due 05/01/2022	1,000	1,048
San Antonio, Texas Electricity & Gas Revenue Notes, (BNP Paribas Insured), Series 2005
3.550% due 12/01/2027	1,500	1,492
Southeast Texas State Hospital Financing Agency Revenue Bonds, Series 1979
7.500% due 12/01/2009	590	627
Texas State Municipal Power Agency Revenue Notes, (AMBAC Insured), Series 1989
0.000% due 09/01/2008	1,200	1,102
University of Texas Revenue Notes, Series 2004
5.250% due 08/15/2013	9,355	10,006

		37,249

Virginia 2.9%
Virginia State Public Building Authority Revenue Notes, (MBIA Insured), Series 2004
5.250% due 08/01/2014	5,000	5,388
Virginia State Public School Authority General Obligation Notes, (State Aid Withholding Insured), Series 2001
4.000% due 08/01/2006	2,025	2,025
Virginia State Tobacco Settlement Financing Corporations Revenue Notes, Series 2005
5.250% due 06/01/2019	750	761

		8,174

Washington 9.3%
Everett, Washington Water & Sewer Revenue Notes, (MBIA Insured), Series 2003
4.500% due 07/01/2011	1,495	1,528
Pierce County, Washington School District No. 3 Puyallup General Obligation Notes, (FSA School Bond Insured), Series 2004
5.000% due 06/01/2011	5,990	6,254
Washington State Energy Northwest Revenue Notes, (AMBAC Insured), Series 2004
5.250% due 07/01/2009	2,250	2,335
Washington State Energy Northwest Revenue Notes, (MBIA Insured), Series 2003
5.500% due 07/01/2012	1,500	1,614
Washington State General Obligation Notes, (AMBAC Insured), Series 2004
0.000% due 12/01/2008	1,775	1,585
0.000% due 12/01/2019	2,960	1,555
Washington State General Obligation Notes, Series 2001
5.000% due 01/01/2012	2,000	2,078
Washington State Public Power Supply System Revenue Notes, (AMBAC Insured), Series 1996
6.000% due 07/01/2007	1,000	1,020
Washington State Tobacco Settlement Authority Revenue Notes, Series 2002
5.250% due 06/01/2010	8,245	8,482

		26,451

Washington, D.C. 0.2%
District of Columbia General Obligation Bonds, (MBIA Insured), Series 2002
3.980% due 06/01/2031	420	420

West Virginia 0.0%
Kanawha County, West Virginia Residential Mortgage Revenue Bonds, (FGIC Insured), Series 1979
7.375% due 09/01/2010	110	118

Wisconsin 7.5%
Badger, Wisconsin Tobacco Asset Securitization Corporations Revenue Notes, Series 2002
5.000% due 06/01/2008	2,240	2,277
County of Milwaukee, Wisconsin General Obligation Notes, Series 2005
5.000% due 10/01/2013	10,000	10,520
Wisconsin State General Obligation Notes, (MBIA Insured), Series 2004
5.000% due 05/01/2012	3,000	3,154
Wisconsin State Housing & Economic Development Revenue Notes, (MBIA Insured), Series 2002
4.500% due 05/01/2010	2,085	2,124
4.500% due 11/01/2010	2,170	2,215
Wisconsin State Petroleum Revenue Notes, (FSA Insured), Series 2004
5.000% due 07/01/2012	1,000	1,043

		21,333

Total Municipal Bonds & Notes (Cost $280,582)		276,442

SHORT-TERM INSTRUMENTS 0.8%
Repurchase Agreement 0.7%
State Street Bank
4.900% due 07/03/2006	1,876	1,876
(Dated 06/30/2006. Collateralized by Federal Home Loan Bank 3.375% due 02/23/2007 valued at $1,916. Repurchase proceeds are $1,877.)

U.S. Treasury Bills 0.1%
4.867% due 08/31/2006-09/14/2006 (a)(b)	250	247

Total Short-Term Instruments (Cost $2,124)		2,123

Total Investments ( Cost $282,706)	97.4%	$278,566
Written Options (d) (Premiums $24)	(0.0%)	(15)
Other Assets and Liabilities (Net)	2.6%	7,529

Net Assets	100.0%	$286,080

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(b) Securities with an aggregate market value of $247 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar March Futures	Long	03/2007	476	$(605)
U.S. Treasury 10-Year Note September Futures	Long	09/2006	7	(4)
U.S. Treasury 30-Year Bond September Futures	Short	09/2006	80	17

				$(592)

(c) Swap agreements outstanding on June 30, 2006:

Interest	Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/20/2016	$109,200	$1,350

Total Return Swaps - Short Position

Counterparty	Receive*	Pay*	Expiration Date	Notional Amount	Unrealized Appreciation
Citibank N.A.	Base Index less Reference Index when Base Index is greater than Reference Index, else zero.	Reference Index less Base Index, when Base Index is less than Reference Index, else zero.	08/16/2006	$21,000	$40

* Base Index of 4.700% and Reference Index of the Municipal Market Data General Obligation, 2016, AAA Index at expiration date.

(d) Written options outstanding on June 30, 2006:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$108.000	08/25/2006	8,800,000	$12	$3
Put - CBOT U.S. Treasury 10-Year Note September Futures	103.000	08/25/2006	8,800,000	12	12

				$24	$15

See accompanying notes

Schedule of Investments

Short-Term Fund

June 30, 2006 (Unaudited)

	Principal Amount (000s)		Value (000s)
BANK LOAN OBLIGATIONS 0.1%
OAO Rosneft Oil Co.
6.539% due 12/30/2008		$5,000	$4,998

Total Bank Loan Obligations (Cost $4,963)			4,998

CORPORATE BONDS & NOTES 15.1%
Banking & Finance 8.4%
BAE Systems Holdings, Inc.
5.570% due 08/15/2008		250	251
Bombardier Capital, Inc.
7.090% due 03/30/2007 (k)		3,900	3,920
CIT Group Holdings, Inc.
5.276% due 01/30/2009		17,100	17,145
CIT Group, Inc.
5.434% due 11/23/2007		75	75
Citigroup, Inc.
5.199% due 05/02/2008		5,300	5,306
5.520% due 12/26/2008		9,700	9,709
4.707% due 01/30/2009		31,900	31,916
Ford Motor Credit Co.
5.510% due 03/13/2007		708	697
6.374% due 03/21/2007		1,000	997
5.795% due 09/28/2007		2,000	1,958
7.875% due 06/15/2010		3,300	3,047
General Electric Capital Corp.
5.220% due 05/10/2010		16,500	16,508
General Motors Acceptance Corp.
6.125% due 09/15/2006		3,332	3,327
5.968% due 01/16/2007		7,422	7,401
6.039% due 03/20/2007		4,450	4,420
Goldman Sachs Group, Inc.
5.539% due 06/23/2009		41,910	41,929
5.420% due 07/23/2009		1,000	1,007
5.265% due 06/28/2010		5,260	5,292
HSBC Finance Corp.
5.200% due 05/10/2007		8,380	8,385
5.459% due 09/15/2008		10,280	10,307
Lehman Brothers Holdings, Inc.
5.659% due 12/23/2010		9,700	9,716
MBNA Corp.
5.580% due 05/05/2008		6,320	6,369
MBNA Europe Funding PLC
5.336% due 09/07/2007		22,900	22,915
Mirage Resorts, Inc.
7.250% due 10/15/2006		2,200	2,219
6.750% due 08/01/2007		3,530	3,561
Morgan Stanley
5.276% due 02/09/2009		10,100	10,119
Morgan Stanley Warehouse Facilities (k)
4.719% due 08/16/2006		29,200	29,200
Rabobank Nederland
5.088% due 01/15/2009		14,800	14,806
Riggs Capital Trust
8.625% due 12/31/2026		10,100	10,643
8.875% due 03/15/2027		6,146	6,527
Royal Bank of Scotland Plc
5.038% due 04/11/2008		4,100	4,103
Santander U.S. Debt S.A. Unipersonal
5.220% due 02/06/2009		19,200	19,216
SLM Corp.
5.220% due 01/25/2007		870	871
Toyota Motor Credit Corp.
5.192% due 09/18/2006		2,500	2,500
USAA Capital Corp.
7.050% due 11/08/2006		445	447
Vita Capital Ltd.
6.340% due 01/01/2007		3,000	3,010
Wachovia Bank N.A.
5.489% due 03/23/2009		3,300	3,300

			323,119

Industrials 3.7%
Airgas, Inc.
9.125% due 10/01/2011		900	946
Caesars Entertainment, Inc.
8.500% due 11/15/2006		3,500	3,531
ConocoPhillips
5.028% due 04/11/2007		3,800	3,800
CSC Holdings, Inc.
7.250% due 07/15/2008		300	302
DaimlerChrysler N.A. Holding Corp.
6.160% due 08/08/2006		400	400
5.486% due 03/07/2007		9,000	9,003
5.780% due 09/10/2007		22,000	22,072
EchoStar DBS Corp.
5.750% due 10/01/2008		5,400	5,292
El Paso Corp.
6.500% due 06/01/2008		3,000	2,993
Electronic Data Systems Corp.
6.334% due 08/17/2006		3,500	3,502
Enterprise Products Operating LP
4.000% due 10/15/2007		2,260	2,200
GP Canada Finance Co.
7.200% due 12/15/2006		200	203
HCA, Inc.
7.250% due 05/20/2008		650	662
5.250% due 11/06/2008		5,350	5,236
Historic TW, Inc.
8.110% due 08/15/2006		4,464	4,474
8.180% due 08/15/2007		5,381	5,522
HJ Heinz Co.
6.428% due 12/01/2020		13,500	13,723
Host Marriott LP
9.500% due 01/15/2007		1,665	1,715
9.250% due 10/01/2007		1,196	1,239
JC Penney Corp., Inc.
6.500% due 12/15/2007		5,953	6,009
Kerr-McGee Corp.
5.875% due 09/15/2006		1,800	1,808
MGM Mirage
9.750% due 06/01/2007		3,300	3,407
News America Holdings, Inc.
7.430% due 10/01/2026		18,500	19,309
Royal Caribbean Cruises Ltd.
7.000% due 10/15/2007		7,890	8,001
Southern Natural Gas Co.
6.700% due 10/01/2007		4,136	4,163
Starwood Hotels & Resorts Worldwide, Inc.
7.375% due 05/01/2007		900	910
Transcontinental Gas Pipe Line Corp.
6.348% due 04/15/2008		1,650	1,656
Williams Cos., Inc.
5.935% due 02/16/2007		2,000	2,028
6.375% due 10/01/2010		7,000	6,860

			140,966

Utilities 3.0%
AT&T, Inc.
5.380% due 11/14/2008		2,000	2,005
CMS Energy Corp.
9.875% due 10/15/2007		4,100	4,285
8.900% due 07/15/2008		1,300	1,359
7.500% due 01/15/2009		9,000	9,158
Dominion Resources, Inc.
5.265% due 09/28/2007		14,000	14,013
Entergy Gulf States, Inc.
3.600% due 06/01/2008		5,635	5,386
6.020% due 12/08/2008		9,600	9,615
Florida Power Corp.
5.570% due 11/14/2008		17,400	17,423
Nisource Finance Corp.
3.628% due 11/01/2006		2,700	2,680
Ohio Edison Co.
4.000% due 05/01/2008		22,678	21,948
Public Service Enterprise Group, Inc.
5.799% due 09/21/2008		4,800	4,810
Qwest Capital Funding, Inc.
6.375% due 07/15/2008		3,400	3,366
Southern Natural Gas Co.
6.125% due 09/15/2008		1,730	1,717
Verizon Global Funding Corp.
5.300% due 08/15/2007		19,400	19,409
Virginia Electric & Power Co.
5.375% due 02/01/2007		385	384

			117,558

Total Corporate Bonds & Notes (Cost $582,742)			581,643

U.S. GOVERNMENT AGENCIES 14.9%
Fannie Mae
2.810% due 09/28/2006		4,000	3,975
3.500% due 04/25/2011 - 04/25/2017 (e)		3,816	3,771
3.568% due 07/01/2034		105	104
3.765% due 06/01/2034		64	64
4.597% due 05/01/2021		52	52
4.614% due 09/01/2035		1,448	1,422
4.810% due 09/22/2006		38,400	38,396
4.854% due 11/01/2025		29	29
4.870% due 02/01/2018		35	35
4.874% due 01/01/2027 - 04/01/2029 (e)		316	316
4.883% due 05/01/2036		21,006	21,032
4.926% due 05/01/2036		386	387
5.010% due 09/07/2006		50,000	50,004
5.060% due 01/01/2036		738	726
5.111% due 09/07/2006		105,200	105,162
5.132% due 07/01/2029		462	464
5.211% due 03/01/2044 - 10/01/2044 (e)		27,712	27,842
5.299% due 09/21/2006		15,000	14,998
5.362% due 07/25/2035		650	651
5.452% due 03/25/2036		1,095	1,096
5.470% due 08/01/2026		20	20
5.472% due 08/25/2034		3,193	3,191
5.477% due 01/01/2032		1,529	1,525
5.500% due 02/01/2014		1,939	1,907
5.522% due 11/26/2032		2,044	2,044
5.672% due 09/25/2042		667	671
5.772% due 10/25/2030		11	11
5.900% due 08/01/2029		3,290	3,357
5.922% due 10/25/2017		516	522
6.000% due 02/25/2008		2	2
6.001% due 12/01/2040		1,234	1,252
6.250% due 10/01/2023		39	39
6.500% due 10/25/2023 - 10/25/2042 (c)(e)		1,691	1,639
7.000% due 03/01/2013		75	77
9.023% due 06/25/2032		1,143	1,195
Federal Home Loan Bank
2.375% due 12/26/2006		4,600	4,531
2.620% due 04/23/2007		2,390	2,336
3.000% due 04/20/2009 - 07/30/2013 (b)(e)		2,600	2,547
3.500% due 05/13/2008 - 12/12/2008 (e)		3,235	3,106
4.000% due 01/16/2009		50,000	48,336
4.020% due 06/30/2009		2,000	1,924
4.150% due 01/12/2009		1,950	1,892
4.330% due 03/16/2010		2,500	2,410
4.400% due 02/08/2010		22,340	21,579
Federal Housing Administration
7.350% due 04/01/2019		184	184
7.430% due 09/01/2022		89	91
7.435% due 02/01/2019		306	308
Freddie Mac
3.000% due 12/15/2021		1,841	1,798
3.500% due 01/15/2013		1,751	1,737
4.000% due 11/15/2022		6,160	6,006
4.250% due 04/05/2007		58,000	57,456
4.500% due 08/15/2027		17,773	17,572
4.750% due 08/01/2017		155	155
4.900% due 11/03/2008		23,200	22,850
5.211% due 10/25/2044 - 02/25/2045 (e)		21,145	21,238
5.411% due 07/25/2044		27,405	27,325
5.599% due 06/15/2031		628	634
6.500% due 08/15/2008 - 07/25/2043 (e)		3,437	3,447
Government National Mortgage Association
4.375% due 05/20/2021 - 05/20/2030 (e)		7,823	7,842
4.500% due 08/20/2029 - 09/20/2029 (e)		5,480	5,475
4.750% due 07/20/2022 - 09/20/2027 (e)		926	928
5.000% due 02/20/2032		1,777	1,769
5.125% due 10/20/2017 - 10/20/2027 (e)		1,540	1,548
5.250% due 03/20/2029 - 03/20/2030 (e)		1,838	1,834
5.375% due 01/20/2022 - 01/20/2026 (e)		1,546	1,550
5.625% due 02/20/2019		34	33
5.708% due 02/16/2030		93	94
6.000% due 01/15/2032 - 03/20/2032 (e)		12,217	12,198
7.500% due 02/20/2030		243	251
8.000% due 12/15/2030 - 03/15/2032 (e)		273	290
8.500% due 06/20/2027		240	257
Small Business Administration Participation Certificates
7.540% due 08/10/2009		173	180

Total U.S. Government Agencies (Cost $573,997)			571,689

U.S. TREASURY OBLIGATIONS 1.3%
Treasury Inflation Protected Securities (d)
3.375% due 01/15/2007 (g)		127	127
3.500% due 01/15/2011		463	485
U.S. Treasury Notes
3.375% due 12/15/2008		16,500	15,840
4.000% due 03/15/2010		3,900	3,757
3.875% due 09/15/2010		32,340	30,869

Total U.S. Treasury Obligations (Cost $52,467)			51,078

MORTGAGE-BACKED SECURITIES 6.1%
American Home Mortgage Investment Trust
4.290% due 10/25/2034		3,319	3,228
Banc of America Funding Corp.
4.626% due 02/20/2036		11,090	10,835
Banc of America Mortgage Securities
6.634% due 07/25/2032		409	412
5.446% due 10/20/2032		2,056	2,054
6.500% due 02/25/2033		1,580	1,574
Bear Stearns Adjustable Rate Mortgage Trust
4.799% due 11/25/2035		36,625	35,950
Bear Stearns Alt-A Trust
5.602% due 02/25/2034		1,851	1,852
Commercial Mortgage Pass-Through Certificates
5.379% due 03/15/2020		4,690	4,694
Countrywide Alternative Loan Trust
5.602% due 02/25/2036		7,479	7,495
Countrywide Home Loan Mortgage Pass-Through Trust
5.774% due 07/19/2031		14	14
5.088% due 04/25/2034		227	227
5.552% due 05/25/2035		334	334
5.662% due 06/25/2035		18,050	18,043
CS First Boston Mortgage Securities Corp.
4.879% due 03/25/2032		139	140
5.368% due 08/25/2033		4,805	4,807
First Republic Mortgage Loan Trust
5.642% due 06/25/2030		1,510	1,512
5.549% due 11/15/2031		828	833
5.499% due 08/15/2032		14,240	14,260
Fremont Home Loan Trust
5.382% due 04/25/2036		1,788	1,790
Greenwich Capital Acceptance, Inc.
6.655% due 06/25/2024		34	36
GSR Mortgage Loan Trust
4.541% due 09/25/2035		11,638	11,330
GSRPM Mortgage Loan Trust
5.722% due 11/25/2031		5,312	5,322
Harborview Mortgage Loan Trust
5.472% due 05/19/2035		4,093	4,102
5.492% due 03/19/2037		2,967	2,972
Indymac Adjustable Rate Mortgage Trust
5.167% due 01/25/2032		11	10
Indymac ARM Trust
6.586% due 01/25/2032		21	21
MASTR Asset Securitization Trust
5.500% due 09/25/2033		1,857	1,776
MASTR Seasoned Securities Trust
6.201% due 09/25/2017		885	888
Mellon Residential Funding Corp.
5.757% due 10/20/2029		7,193	7,263
5.639% due 12/15/2030		4,540	4,557
MLCC Mortgage Investors, Inc.
5.579% due 03/15/2025		1,213	1,220
Residential Funding Mortgage Security I
6.500% due 03/25/2032		396	394
Salomon Brothers Mortgage Securities VII
3.222% due 03/18/2036		2,322	2,291
Sequoia Mortgage Funding Co.
0.800% due 10/21/2007 (c)		157,282	684
Sequoia Mortgage Trust
5.647% due 10/20/2027		4,661	4,670
5.607% due 06/20/2032		212	212
5.617% due 07/20/2033		8,687	8,730
Structured Asset Mortgage Investments, Inc.
5.582% due 09/19/2032		258	258
5.602% due 03/19/2033		2,723	2,729
5.542% due 09/25/2035		14,887	14,910
Structured Asset Securities Corp.
6.070% due 02/25/2032		550	548
6.150% due 07/25/2032		1,455	1,477
Washington Mutual MSC Mortgage Pass-Through Certificates
5.388% due 02/25/2033		796	789
Washington Mutual, Inc.
5.592% due 12/25/2027		10,808	10,810
5.642% due 12/25/2027		5,530	5,538
5.129% due 10/25/2032		1,784	1,771
5.543% due 06/25/2042		5,047	5,058
5.410% due 08/25/2042		4,700	4,698
5.512% due 04/25/2045		611	612
5.143% due 02/25/2046		7,263	7,256
Wells Fargo Mortgage-Backed Securities Trust
3.989% due 01/25/2035		11,116	10,784

Total Mortgage-Backed Securities (Cost $235,091)			233,770

ASSET-BACKED SECURITIES 7.1%
AAA Trust
5.422% due 11/26/2035		4,432	4,438
ACE Securities Corp.
5.392% due 12/25/2035		2,921	2,923
5.402% due 02/25/2036		859	859
Aegis Asset-Backed Securities Trust
5.522% due 09/25/2034		402	403
Ameriquest Mortgage Securities, Inc.
5.402% due 03/25/2035		1,398	1,399
Amortizing Residential Collateral Trust
5.672% due 10/25/2031		882	884
5.612% due 07/25/2032		13	13
5.672% due 08/25/2032		138	139
Argent Securities, Inc.
5.422% due 11/25/2035		6,568	6,574
5.462% due 12/25/2035		7,864	7,870
5.402% due 03/25/2036		3,469	3,472
5.382% due 05/25/2036		558	558
5.392% due 05/25/2036		2,523	2,523
Asset-Backed Securities Corp. Home Equity
5.422% due 07/25/2035		159	159
5.432% due 11/25/2035		822	822
Bear Stearns Asset-Backed Securities, Inc.
5.652% due 10/25/2032		1,436	1,439
5.722% due 10/27/2032		126	126
5.772% due 07/25/2033		1,677	1,683
5.572% due 04/25/2035		1,531	1,533
5.392% due 12/25/2035		1,585	1,585
5.402% due 12/25/2035		145	145
5.522% due 06/15/2043		35	35
Brazos Student Finance Corp.
5.920% due 06/01/2023		3,357	3,381
Capital One Auto Finance Trust
5.117% due 05/15/2007		4,366	4,368
Carrington Mortgage Loan Trust
5.402% due 06/25/2035		1,128	1,128
5.442% due 09/25/2035		11,050	11,058
Centex Home Equity
5.412% due 06/25/2035		1,223	1,223
5.432% due 10/25/2035		106	106
Chase Manhattan Auto Owner Trust
4.730% due 03/15/2008		9,000	8,982
CIT Group Home Equity Loan Trust
5.592% due 06/25/2033		106	106
Citigroup Mortgage Loan Trust, Inc.
5.412% due 07/25/2035		391	391
5.432% due 09/25/2035		411	411
5.402% due 12/27/2036		3,784	3,787
Countrywide Asset-Backed Certificates
5.802% due 12/25/2031		95	95
5.692% due 05/25/2032		171	171
5.482% due 08/25/2033		3,277	3,279
5.402% due 06/25/2035		5,054	5,056
5.472% due 06/25/2035		2,046	2,047
5.402% due 10/25/2035		400	400
5.442% due 11/25/2035		262	262
5.380% due 12/25/2035		464	464
5.392% due 02/25/2036		1,766	1,768
5.452% due 02/25/2036		2,465	2,466
5.392% due 03/25/2036		554	554
5.392% due 04/25/2036		461	461
Delta Funding Home Equity Loan Trust
5.609% due 09/15/2029		60	60
Equity One ABS, Inc.
5.622% due 04/25/2034		1,670	1,677
FBR Securitization Trust
5.442% due 09/25/2035		3,156	3,159
5.502% due 09/25/2035		6,800	6,806
5.432% due 10/25/2035		4,466	4,470
5.442% due 10/25/2035		438	439
First Franklin Mortgage Loan Asset-Backed Certificates
5.432% due 03/25/2025		1,306	1,307
5.731% due 02/25/2034		393	392
5.392% due 03/25/2035		927	928
5.412% due 01/25/2036		5,130	5,134
5.352% due 05/25/2036		9,387	9,385
First NLC Trust
5.432% due 09/25/2035		1,967	1,968
5.432% due 12/25/2035		1,546	1,547
5.442% due 02/25/2036		1,944	1,945
Fremont Home Loan Trust
5.412% due 01/25/2036		2,570	2,572
GSAMP Trust
5.642% due 07/25/2032		14	14
5.612% due 03/25/2034		143	143
5.412% due 11/25/2035		1,538	1,539
5.432% due 11/25/2035		494	494
5.201% due 12/25/2035		866	866
5.392% due 04/25/2036		6,138	6,138
Home Equity Asset Trust
5.402% due 05/25/2036		1,389	1,389
Home Equity Mortgage Trust
5.442% due 07/25/2035		177	177
5.171% due 05/25/2036		147	147
HSI Asset Securitization Corp. Trust
5.402% due 12/25/2035		1,827	1,829
Indymac Residential Asset-Backed Trust
5.412% due 03/25/2036		5,597	5,601
Irwin Home Equity
5.862% due 07/25/2032		717	718
JP Morgan Mortgage Acquisition Corp.
5.392% due 01/25/2026		2,977	2,980
Long Beach Mortgage Loan Trust
5.672% due 03/25/2032		117	120
5.522% due 11/25/2034		2,958	2,962
5.432% due 06/25/2035		168	168
5.442% due 09/25/2035		2,956	2,958
5.412% due 01/25/2036		1,861	1,863
5.402% due 02/25/2036		1,650	1,652
5.392% due 03/25/2036		2,965	2,965
MASTR Asset Backed Securities Trust
5.432% due 11/25/2035		6,295	6,300
5.402% due 12/25/2035		930	930
5.161% due 01/25/2036		4,454	4,458
Merrill Lynch Mortgage Investors, Inc.
5.402% due 01/25/2037		7,146	7,148
5.392% due 02/25/2037		1,201	1,201
Morgan Stanley Capital I, Inc.
5.392% due 02/25/2036		7,352	7,352
Morgan Stanley Dean Witter Capital I, Inc.
5.652% due 07/25/2032		15	15
Nelnet Student Loan Trust
5.174% due 08/23/2011		293	293
New Century Home Equity Loan Trust
5.412% due 07/25/2035		3,548	3,550
Ocwen Mortgage Loan Asset-Backed Certificates
5.620% due 10/25/2029		390	390
Option One Mortgage Loan Trust
5.862% due 06/25/2032		99	99
5.592% due 08/25/2032		673	674
Quest Trust
5.802% due 02/25/2034		111	111
5.641% due 06/25/2034		2,022	2,030
Renaissance Home Equity Loan Trust
5.762% due 08/25/2033		1,270	1,275
5.822% due 12/25/2033		245	247
5.178% due 11/25/2034		41	41
5.472% due 10/25/2035		3,983	3,986
Residential Asset Mortgage Products, Inc.
5.402% due 12/25/2007		2,069	2,071
5.602% due 06/25/2032		20	20
5.662% due 11/25/2033		893	894
5.652% due 12/25/2033		357	358
5.402% due 01/25/2036		6,425	6,430
5.161% due 02/25/2036		3,447	3,450
Residential Asset Securities Corp.
5.161% due 10/27/2024		1,878	1,880
5.422% due 09/25/2025		294	294
5.422% due 05/25/2027		691	692
5.392% due 06/25/2027		2,448	2,450
5.622% due 01/25/2034		124	125
5.412% due 01/25/2036		3,319	3,322
5.392% due 03/25/2036		179	179
5.362% due 06/25/2036		1,984	1,983
Residential Funding Mortgage Securities II, Inc.
5.462% due 09/25/2035		569	569
SACO I, Inc.
5.432% due 10/25/2033		676	676
5.161% due 01/25/2034		561	561
5.382% due 03/25/2034		3,067	3,067
Salomon Brothers Mortgage Securities
5.622% due 03/25/2032		311	312
SG Mortgage Securities Trust
5.422% due 10/25/2035		448	448
SLM Student Loan Trust
5.130% due 04/25/2014		729	730
Soundview Home Equity Loan Trust
5.492% due 04/25/2035		560	560
5.432% due 05/25/2035		541	541
5.392% due 02/25/2036		4,385	4,389
5.392% due 03/25/2036		158	158
4.910% due 04/25/2036		1,124	1,124
5.392% due 05/25/2036		2,404	2,407
Specialty Underwriting & Residential Finance
5.662% due 01/25/2034		82	82
5.161% due 12/25/2036		1,586	1,587
Structured Asset Investment Loan Trust
5.412% due 07/25/2035		467	467
Structured Asset Securities Corp.
5.371% due 01/25/2033		1,478	1,487
4.900% due 04/25/2035		5,977	5,738
5.452% due 12/25/2035		265	266
SVO Timeshare Mortgage Corp.
5.470% due 10/20/2013		171	170
USAA Auto Owner Trust
5.310% due 03/16/2009		6,700	6,685
Wachovia Auto Owner Trust
4.820% due 02/20/2009		8,400	8,375
Washington Mutual Asset-Backed Certificates
5.392% due 02/25/2036		358	358

Total Asset-Backed Securities (Cost $273,100)			273,063

	Notional Amount (000s)
PURCHASED CALL OPTIONS 0.0%
2-Year Interest Rate Swap (OTC) Pay 3-Month USD-LIBOR Floating Rate Index
Strike @ 4.500% Exp. 10/04/2006		$78,300	0
Strike @ 4.500% Exp. 10/18/2006		230,000	0
Strike @ 5.080% Exp. 04/19/2007		124,000	180
Strike @ 5.050% Exp. 06/29/2007		214,000	1,027
Strike @ 5.130% Exp. 10/25/2006		114,300	34

Total Purchased Call Options (Cost $3,058)			1,241

PURCHASED PUT OPTIONS 0.2%
U.S. dollar versus Japanese Yen (OTC)
Strike @ JPY124.000 Exp. 07/19/2006		$65,000	5,578

Total Purchased Put Options (Cost $5,142)			5,578

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS (l) 56.2%
Certificates of Deposit 8.1%
Citibank New York N.A.
5.110% due 08/04/2006		$76,000	76,000
5.125% due 08/11/2006		35,000	35,000
Countrywide Bank N.A.
4.759% due 09/15/2006		50,100	50,100
Unicredito Italiano SpA
5.135% due 08/18/2006		40,000	40,000
Wells Fargo Bank N. A.
5.180% due 07/05/2006		100,000	100,000
Wells Fargo Bank N.A.
5.280% due 07/11/2006		10,000	10,000

			311,100

Commercial Paper 38.2%
Abbey National N.A. LLC
5.250% due 07/05/2006		59,200	59,183
Bank of America Corp.
5.040% due 08/03/2006		50,000	49,783
5.090% due 08/21/2006		15,000	14,896
5.170% due 09/12/2006		50,000	49,449
Barclays U.S. Funding LLC
5.055% due 08/15/2006		89,400	88,860
5.105% due 08/22/2006		31,800	31,575
Cox Communications, Inc.
4.720% due 07/17/2006		11,547	11,547
4.990% due 09/15/2006		8,800	8,800
Danske Corp.
5.040% due 07/05/2006		60,200	60,183
5.280% due 07/17/2006		9,000	8,982
Federal Home Loan Bank
5.030% due 07/03/2006		40,500	40,489
Nordea N.A., Inc.
5.020% due 07/31/2006		17,300	17,232
Rabobank USA Financial Corp.
5.240% due 07/03/2006		94,200	94,173
San Paolo IMI U.S. Financial Co.
5.270% due 07/14/2006		89,600	89,456
Sanofi Aventis
5.000% due 07/12/2006		111,200	111,060
Santander Hispano Finance Delaware, Inc.
5.180% due 09/07/2006		40,000	39,590
Societe Generale N.A.
5.260% due 07/03/2006		32,200	32,200
5.245% due 08/08/2006		85,000	84,554
Spintab AB
5.100% due 08/24/2006		110,000	109,190
Time Warner Telecom, Inc.
5.240% due 09/18/2006		20,300	20,058
Toronto Dominion Holdings USA, Inc.
5.285% due 08/04/2006		110,000	109,483
TotalFinaElf Capital S.A.
5.270% due 07/03/2006		106,900	106,869
UBS Finance Delaware LLC
5.235% due 08/08/2006		67,300	66,948
5.000% due 08/25/2006		46,500	46,158
5.095% due 09/22/2006		4,800	4,740
Westpac Banking Corp.
5.040% due 08/02/2006		14,850	14,788
5.185% due 10/10/2006		70,000	68,935
Westpac Trust Securities NZ Ltd.
5.100% due 08/24/2006		29,600	29,382

			1,468,563

Belgium Treasury Bill 0.2%
2.757% due 10/12/2006	EUR	6,000	7,614

France Treasury Bills 5.0%
2.692% due 07/13/2006-12/21/2006 (e)		150,980	191,054

Germany Treasury Bill 3.3%
0.000% due 07/12/2006		100,520	128,151

Netherlands Treasury Bill 0.4%
0.010% due 09/29/2006		12,000	15,243

Tri-Party Repurchase Agreement 0.1%
State Street Bank
4.900% due 07/03/2006		$5,198	5,198
(Dated 06/30/2006. Collateralized by Fannie Mae 5.250% due 04/15/2007 valued at $5,304. Repurchase proceeds are $5,200.)

U.S. Treasury Bills 0.9%
4.443% due 08/31/2006-09/14/2006 (e)(f)(g)		33,030	32,676

Total Short-Term Instruments (Cost $2,152,208)			2,159,599

Total Investments (a) 101.0% (Cost $3,882,768)			$3,882,659
Written Options (I) (0.4%) (Premiums $7,510)			(13,874)
Other Assets and Liabilities (Net) (0.6%)			(24,631)

Net Assets 100.0%			$3,844,154

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) As of June 30, 2006, portfolio securities with an aggregate market value of $46,984 were valued in good faith and pursuant to guidelines established by the Board of Trustees.

(b) Security becomes interest bearing at a future date.

(c) Interest only security.

(d) Principal amount of security is adjusted for inflation.

(e) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(f) Securities with an aggregate market value of $8,901 have been pledged as collateral for swap and swaption contracts on June 30, 2006.

(g) Securities with an aggregate market value of $21,429 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	144	$(127)
90-Day Eurodollar September Futures	Long	09/2006	2,427	(6,138)
U.S. Treasury 5-Year Note September Futures	Long	09/2006	620	(421)

				$(6,686)

(h) Swap agreements outstanding on June 30, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2008	$61,500	$(55)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2016	47,400	586
J.P. Morgan Chase & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2011	23,600	(210)
Lehman Brothers, Inc.	3-month USD-LIBOR plus 1.150%	Receive	7.430%	10/01/2006	18,500	(143)
Royal Bank of Scotland PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2011	126,200	(1,107)
UBS Warburg LLC	3-month USD-LIBOR	Pay	4.000%	06/21/2007	410,000	(1,469)

						$(2,398)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/ Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%	09/20/2006	$4,400	$7
Bear Stearns & Co., Inc.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.620%	03/20/2007	4,800	16
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.700%	09/20/2006	5,000	3
HSBC Bank USA	Ford Motor Corp. 7.450% due 07/16/2031	Sell	2.410%	06/20/2007	750	(17)
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.680%	06/20/2007	1,000	1
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	3.750%	06/20/2007	1,500	(23)
J.P. Morgan Chase & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.770%	05/20/2007	2,000	8
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.650%	09/20/2006	4,000	5
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.450%	06/20/2007	500	4
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.500%	06/20/2007	2,000	37
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.800%	09/20/2006	1,000	2
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	1,700	2
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.750%	06/20/2007	1,000	11
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.600%	09/20/2006	1,700	1
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.800%	09/20/2006	2,000	2
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.350%	06/20/2007	1,000	7
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.600%	06/20/2007	2,000	20
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%	06/20/2007	1,000	20
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	5,000	(24)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	5,000	(24)
Wachovia Bank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.410%	06/20/2007	1,000	8

						$66

+	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

(i) Written options outstanding on June 30, 2006:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Put - CME 90-Day Eurodollar September Futures	$95.250	09/18/2006	5,619	$4,336	$11,659

Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	10/04/2006	$18,200	$215	$0
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.210%	10/25/2006	49,200	222	54
Call - OTC 5-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	4.560%	10/18/2006	99,000	988	1
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.540%	10/04/2006	15,100	180	0
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.220%	04/19/2007	53,900	426	235
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.600%	06/29/2007	95,000	1,050	1,050

							$3,081	$1,340

Foreign Currency Options

Description		Exercise Price	Expiration Date	Notional Amount	Premium	Value
Put - OTC U.S. dollar versus Japanese Yen	JPY	112.000	07/26/2006	$63,800	$93	$224

Options on Securities

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - OTC News America Holdings 7.430% due 10/01/2026	$100.000	10/01/2006	18,500,000	$0	$651

(j) Short sales outstanding on June 30, 2006:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value à
U.S. Treasury Note	5.500%	05/15/2009	$6,625	$6,722	$6,752
U.S. Treasury Note	4.250%	08/15/2015	75,800	71,851	72,308

				$78,573	$79,060

à	Market value includes $1,419 of interest payable on short sales.

(k) Restricted security as of June 30, 2006:

Issuer Description	Coupon Rate	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as a Percentage of Net Assets
Bombardier Capital, Inc.	7.090%	03/30/07	07/12/05	$3,935	$3,920	0.10%
Morgan Stanley Warehouse Facilities	4.719%	08/16/06	06/28/04	29,200	29,200	0.76

				$33,135	$33,120	0.86%

(I) Forward foreign currency contracts outstanding on June 30, 2006:

Type		Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	280	07/2006	$0	$(3)	$(3)
Sell		280	07/2006	0	(8)	(8)
Buy		280	09/2006	8	0	8
Buy	CLP	63,745	07/2006	0	(6)	(6)
Sell		63,744	07/2006	0	(1)	(1)
Buy		63,744	09/2006	0	0	0
Buy	CNY	31,032	03/2007	0	(35)	(35)
Buy	EUR	120,141	07/2006	88	(787)	(699)
Sell		36,969	07/2006	0	(741)	(741)
Sell		24,682	08/2006	0	(539)	(539)
Sell		326,375	09/2006	0	(6,659)	(6,659)
Buy	JPY	844,000	07/2006	116	0	116
Sell		7,997,736	07/2006	0	(507)	(507)
Buy		22,332,220	08/2006	138	(3,036)	(2,898)
Sell		7,108,108	08/2006	0	(261)	(261)
Buy	MXN	1,430	09/2006	0	(4)	(4)
Buy	PLN	1,089	09/2006	0	(21)	(21)
Buy	RUB	10,570	08/2006	3	0	3
Buy	SKK	10,856	09/2006	0	(10)	(10)
Buy	ZAR	1,750	08/2006	0	(45)	(45)
Sell		1,750	08/2006	12	0	12
Buy		1,750	10/2006	0	(12)	(12)

				$365	$(12,675)	$(12,310)

See accompanying notes

Schedule of Investments

Small Cap StocksPLUS® TR Fund

June 30, 2006 (Unaudited)

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 16.4%
Banking & Finance 13.6%
American Express Credit Corp.
4.886% due 03/02/2009		$30	$30
American Honda Finance Corp.
4.910% due 03/09/2009		20	20
Bank of America Corp.
5.406% due 06/19/2009		30	30
Bear Stearns Cos., Inc.
5.140% due 09/09/2009		30	30
CIT Group, Inc.
4.984% due 05/23/2008		30	30
Citigroup Global Markets Holding
5.269% due 08/03/2009		20	20
Citigroup, Inc.
5.422% due 06/09/2009		10	10
General Electric Capital Corp.
5.200% due 04/28/2011		30	30
Goldman Sachs Group, Inc.
5.420% due 07/23/2009		30	31
International Lease Finance Corp.
5.414% due 05/24/2010		20	20
Merrill Lynch & Co., Inc.
5.017% due 06/16/2008		20	20
Morgan Stanley
5.120% due 04/25/2008		30	30
Santander U.S. Debt S.A. Unipersonal
4.990% due 09/19/2008		20	20
SLM Corp.
4.833% due 07/25/2008		20	20
Wachovia Corp.
5.176% due 10/28/2008		20	20
Wells Fargo & Co.
5.340% due 03/10/2008		20	20

			381

Industrials 2.1%
DaimlerChrysler N.A. Holding Corp.
5.486% due 03/07/2007		30	30
Safeway, Inc.
5.315% due 03/27/2009		30	30

			60

Utilities 0.7%
AT&T, Inc.
5.380% due 11/14/2008		20	20

Total Corporate Bonds & Notes (Cost $461)			461

U.S. GOVERNMENT AGENCIES 51.5%
Fannie Mae
5.500% due 11/25/2035 - 07/13/2036 (a)		1,507	1,447

Total U.S. Government Agencies (Cost $1,457)			1,447

ASSET-BACKED SECURITIES 2.7%
ACE Securities Corp.
4.920% due 05/25/2036		18	18
Chase Credit Card Master Trust
4.940% due 09/15/2009		20	20
First Franklin Mortgage Loan Asset-Backed Certificates
4.908% due 01/25/2036		26	26
Nissan Auto Receivables Owner Trust
4.663% due 02/15/2007		13	12

Total Asset-Backed Securities (Cost $76)			76

SOVEREIGN ISSUES 0.8%
Brazilian Government International Bond
7.875% due 03/07/2015		20	21

Total Sovereign Issues (Cost $21)			21

	Notional Amount (000s)
PURCHASED PUT OPTIONS 0.0%
Fannie Mae (OTC) 5.5% due 09/13/2036
Strike @ $85.750 Exp. 09/06/2006		750	0
Strike @ $88.310 Exp. 09/06/2006		750	0
	# of Contracts
90-Day Eurodollar December Futures (CME)
Strike @ $92.750 Exp. 12/18/2006		19	0
Russell 2000 Index (OTC)
Strike @ $400.000 Exp. 09/20/2006		4	0

Total Purchased Put Options (Cost $1)			0

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS (c) 79.1%
Commercial Paper 10.6%
Freddie Mac
5.220% due 09/05/2006		$300	297

France Treasury Bills 21.4%
2.520% due 07/06/2006-09/07/2006 (a)	EUR	470	601

U.S. Treasury Bills 6.4%
4.803% due 09/14/2006 (b)		$182	180

Repurchase Agreements 40.7%
Credit Suisse First Boston
4.580% due 07/03/2006		800	800
(Dated 06/30/2006. Collateralized by U.S. Treasury Notes 2.500%-4.000% due 09/30/2006-06/15/2009 valued at $823. Repurchase proceeds are $800.)
State Street Bank
4.900% due 07/03/2006		343	343
(Dated 06/30/2006. Collateralized by Freddie Mac 2.750% due 02/09/2007 valued at $353. Repurchase proceeds are $343.)

			1,143

Total Short-Term Instruments (Cost $2,209)			2,221

Total Investments 150.5% (Cost $4,225)			$4,226
Other Assets and Liabilities (Net) (50.5%)			(1,418)

Net Assets 100.0%			$2,808

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(b) Securities with an aggregate market value of $180 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	1	$(1)
90-Day Eurodollar June Futures	Long	06/2007	9	(8)
90-Day Eurodollar September Futures	Long	09/2006	10	(8)
E-mini Russell 2000 Index September Futures	Short	09/2006	2	(8)
Russell 2000 Index September Futures	Long	09/2006	8	51
U.S. Treasury 10-Year Note September Futures	Long	09/2006	2	(1)

				$25

(c) Forward foreign currency contracts outstanding on June 30, 2006:

Type		Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CAD	11	07/2006	$0	$0	$0
Sell	EUR	448	07/2006	1	0	1
Buy	GBP	10	07/2006	0	0	0
Buy	JPY	9,873	08/2006	0	(3)	(3)
Buy	KRW	3,907	05/2007	0	0	0
Buy	SGD	2	08/2006	0	0	0
Buy	TWD	34	08/2006	0	0	0

				$1	$(3)	$(2)

See accompanying notes

Schedule of Investments

StocksPLUS® Fund

June	30, 2006 (Unaudited)

	Principal Amount (000s)		Value (000s)
BANK LOAN OBLIGATIONS 1.5%
Georgia-Pacific Corp.
6.480% due 12/20/2012		$226	$228
7.170% due 12/20/2012		952	952
7.300% due 12/20/2012		3,810	3,806
Reynolds American, Inc.
7.188% due 05/11/2012		4,065	4,083
7.313% due 05/11/2012		4,935	4,958

Total Bank Loan Obligations (Cost $13,987)			14,027

CORPORATE BONDS & NOTES 21.9%
Banking & Finance 12.2%
American Express Credit Corp.
5.170% due 06/12/2007		2,700	2,701
American General Finance Corp.
5.489% due 03/23/2007		900	901
Atlantic & Western Re Ltd.
10.990% due 01/09/2007		300	295
BAE Systems Holdings, Inc.
5.570% due 08/15/2008		2,900	2,906
Bank of America Corp.
5.406% due 06/19/2009		9,600	9,604
CIT Group, Inc.
5.000% due 11/24/2008		1,700	1,678
Citigroup Global Markets Holdings, Inc.
5.276% due 03/07/2008		7,100	7,104
Citigroup, Inc.
5.520% due 12/26/2008		1,600	1,602
Eli Lilly Services, Inc.
5.350% due 09/12/2008		9,800	9,813
Enron Credit Linked Notes Trust
8.000% due 08/15/2005 (b)		1,100	726
Export-Import Bank of Korea
4.990% due 11/16/2010		5,900	5,903
Ford Motor Credit Co.
5.510% due 03/13/2007		2,700	2,658
6.374% due 03/21/2007		9,400	9,368
7.200% due 06/15/2007		900	894
6.320% due 09/28/2007		2,600	2,546
4.950% due 01/15/2008		600	565
General Motors Acceptance Corp.
6.599% due 09/23/2008		7,400	7,254
Goldman Sachs Group, Inc.
5.060% due 03/30/2007		2,200	2,203
5.125% due 10/05/2007		700	701
5.527% due 12/22/2008		3,600	3,604
HSBC Finance Corp.
6.538% due 11/13/2007		10,100	10,221
5.459% due 09/15/2008		1,400	1,404
Lehman Brothers Holdings, Inc.
5.659% due 12/23/2010		2,500	2,504
Morgan Stanley
4.830% due 02/09/2009		2,800	2,805
5.318% due 01/18/2011		3,300	3,306
Phoenix Quake Wind Ltd.
7.440% due 07/03/2008		1,100	1,113
Prudential Financial, Inc.
5.040% due 06/13/2008		4,400	4,409
Royal Bank of Scotland Group PLC
5.424% due 12/21/2007		3,400	3,403
Santander U.S. Debt S.A. Unipersonal
5.434% due 09/21/2007		5,800	5,806
5.484% due 09/19/2008		6,500	6,507
Toyota Motor Credit Corp.
5.192% due 09/18/2006		2,800	2,800
Vita Capital Ltd.
6.340% due 01/01/2007		300	301

			117,605

Industrials 5.1%
Cox Communications, Inc.
5.450% due 12/14/2007		1,300	1,307
DaimlerChrysler N.A. Holding Corp.
5.486% due 03/07/2007		2,900	2,901
5.780% due 09/10/2007		1,800	1,806
El Paso Corp.
7.625% due 08/16/2007		2,360	2,395
Electronic Data Systems Corp.
6.334% due 08/17/2006		1,800	1,801
General Electric Co.
5.322% due 12/09/2008		9,600	9,606
HCA, Inc.
7.250% due 05/20/2008		590	601
Host Marriott LP
9.500% due 01/15/2007		150	154
JC Penney Corp., Inc.
7.375% due 08/15/2008		700	720
Kraft Foods, Inc.
4.625% due 11/01/2006		2,700	2,691
Northwest Pipeline Corp.
6.625% due 12/01/2007		1,372	1,379
Oracle Corp. & Ozark Holding, Inc.
5.280% due 01/13/2009		3,800	3,805
Pemex Project Funding Master Trust
5.871% due 12/03/2012		3,600	3,594
Southern Natural Gas Co.
6.700% due 10/01/2007		2,200	2,215
Starwood Hotels & Resorts Worldwide, Inc.
7.375% due 05/01/2007		4,000	4,045
Transcontinental Gas Pipe Line Corp.
6.348% due 04/15/2008		5,400	5,420
Williams Cos., Inc.
5.935% due 02/16/2007		4,300	4,359

			48,799

Utilities 4.6%
AT&T, Inc.
5.380% due 11/14/2008		1,800	1,805
4.389% due 06/05/2021		2,900	2,868
CMS Energy Corp.
9.875% due 10/15/2007		6,400	6,688
Consolidated Natural Gas Co.
5.375% due 11/01/2006		2,500	2,497
Dominion Resources, Inc.
5.790% due 09/28/2007		3,000	3,003
Entergy Gulf States, Inc.
6.020% due 12/08/2008		3,000	3,005
Florida Power Corp.
5.570% due 11/14/2008		1,900	1,903
Nisource Finance Corp.
3.628% due 11/01/2006		1,200	1,191
5.764% due 11/23/2009		600	601
Progress Energy, Inc.
5.527% due 01/15/2010		1,500	1,506
Public Service Enterprise Group, Inc.
5.799% due 09/21/2008		1,800	1,804
Qwest Capital Funding, Inc.
6.375% due 07/15/2008		2,900	2,871
Qwest Corp.
8.579% due 06/15/2013		3,400	3,613
Sierra Pacific Power Co.
8.000% due 06/01/2008		8,593	8,865
Southern California Edison Co.
5.249% due 02/02/2009		2,000	2,002

			44,222

Total Corporate Bonds & Notes (Cost $210,944)			210,626

MUNICIPAL BONDS & NOTES 0.2%
Golden State, California Tobacco Securitization Corporations Revenue Notes, Series 2003
5.000% due 06/01/2021		1,865	1,874

Total Municipal Bonds & Notes (Cost $1,857)			1,874

U.S. GOVERNMENT AGENCIES 18.3%
Fannie Mae
4.614% due 09/01/2035		10,310	10,121
4.708% due 12/01/2033		3,767	3,702
4.810% due 09/22/2006		6,300	6,299
4.813% due 04/01/2035		8,331	8,169
4.854% due 04/01/2028 - 11/01/2028 (e)		200	200
4.856% due 11/01/2028		80	80
4.874% due 04/01/2018 - 07/01/2018 (e)		271	270
4.875% due 11/01/2027		66	66
4.947% due 02/01/2027		8	8
5.000% due 01/10/2019 - 04/25/2033 (e)		39,526	38,057
5.002% due 12/01/2023		4	4
5.249% due 11/28/2035		124	124
5.372% due 09/25/2035		1,690	1,691
5.442% due 03/25/2034		3,094	3,098
5.500% due 09/01/2033 - 07/13/2036 (e)		47,197	45,399
5.560% due 05/01/2022		9	9
5.667% due 08/01/2029		49	49
5.695% due 09/01/2034		2,496	2,484
5.722% due 05/25/2031 - 11/25/2032 (e)		7,176	7,207
5.736% due 12/01/2036		2,458	2,446
5.977% due 11/01/2035		1,888	1,929
6.000% due 01/01/2017 - 10/01/2033 (e)		1,624	1,630
6.500% due 09/25/2008 (c)		6	0
7.000% due 02/01/2015 - 03/01/2015 (e)		1,828	1,876
7.500% due 09/01/2015 - 05/01/2016 (e)		1,346	1,402
8.000% due 03/01/2030 - 07/01/2031 (e)		293	309
Federal Home Loan Bank
0.000% due 02/05/2007 - 02/27/2012 (e)		3,500	3,154
Freddie Mac
4.715% due 06/01/2035		7,054	6,826
4.725% due 07/01/2019		738	744
5.000% due 07/15/2024		5,700	5,628
5.211% due 02/25/2045		4,218	4,188
5.257% due 06/01/2022		40	40
5.500% due 08/15/2030		200	199
5.549% due 12/15/2030		1,733	1,738
5.599% due 06/15/2018		665	666
5.700% due 02/15/2031		327	327
5.765% due 12/01/2022		94	95
6.000% due 03/01/2016 - 10/01/2033 (e)		6,976	6,896
6.500% due 10/25/2043		3,230	3,241
8.500% due 04/01/2025 - 06/01/2025 (e)		29	31
Government National Mortgage Association
4.000% due 07/16/2027		862	850
4.375% due 05/20/2026 - 06/20/2027 (e)		809	810
4.750% due 07/20/2018 - 07/20/2027 (e)		3,103	3,110
5.125% due 12/20/2022 - 12/20/2027 (e)		595	598
5.375% due 02/20/2026 - 02/20/2028 (e)		675	677
5.667% due 09/20/2030		6	6
8.000% due 04/20/2030		276	292

Total U.S. Government Agencies (Cost $180,196)			176,745

U.S. TREASURY OBLIGATIONS 1.6%
Treasury Inflation Protected Security
3.625% due 01/15/2008 (d)(h)		15,337	15,605

Total U.S. Treasury Obligations (Cost $16,061)			15,605

MORTGAGE-BACKED SECURITIES 6.9%
Banc of America Funding Corp.
4.115% due 05/25/2035		2,451	2,363
Banc of America Mortgage Securities
6.500% due 10/25/2031		1,348	1,357
Bank Mart
3.689% due 03/01/2019 (k)		912	882
Bear Stearns Adjustable Rate Mortgage Trust
5.346% due 02/25/2033		376	375
5.062% due 04/25/2033		886	877
4.196% due 01/25/2034		1,207	1,201
4.678% due 01/25/2034		3,029	2,983
4.750% due 10/25/2035		9,996	9,812
Citigroup Mortgage Loan Trust, Inc.
4.900% due 12/25/2035		2,588	2,570
Countrywide Alternative Loan Trust
6.000% due 10/25/2033		2,259	2,175
CS First Boston Mortgage Securities Corp.
4.879% due 03/25/2032		1,476	1,488
6.173% due 06/25/2032		88	88
6.222% due 06/25/2032		131	132
Fund America Investors Corp.
5.627% due 06/25/2023		21	21
Greenpoint Mortgage Funding Trust
5.592% due 11/25/2045		1,738	1,742
GSR Mortgage Loan Trust
5.672% due 01/25/2034		618	619
Impac CMB Trust
5.722% due 07/25/2033		2,445	2,447
5.702% due 10/25/2033		208	208
5.572% due 04/25/2034		1,185	1,186
Mastr Adjustable Rate Mortgages Trust
3.787% due 12/21/2034		505	503
MASTR Asset Securitization Trust
5.500% due 09/25/2033		2,394	2,290
Mellon Residential Funding Corp.
5.439% due 06/15/2030		5,977	5,998
Merrill Lynch Mortgage Investors, Inc.
5.745% due 01/25/2029		2,787	2,808
4.910% due 12/25/2032		837	820
Prime Mortgage Trust
5.722% due 02/25/2019		245	246
5.722% due 02/25/2034		1,030	1,033
Resecuritization Mortgage Trust
5.572% due 04/26/2021		8	8
Residential Funding Mortgage Security I
6.500% due 03/25/2032		898	895
Salomon Brothers Mortgage Securities
5.996% due 12/25/2030		1,225	1,221
Structured Asset Mortgage Investments, Inc.
9.556% due 06/25/2029		1,148	1,228
5.361% due 02/25/2036		1,265	1,265
Washington Mutual, Inc.
5.009% due 02/27/2034		2,576	2,543
5.415% due 11/25/2034		2,754	2,757
5.543% due 06/25/2042		3,333	3,340
5.612% due 10/25/2045		1,187	1,195
5.592% due 12/25/2045		2,355	2,363
Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036		3,942	3,889

Total Mortgage-Backed Securities (Cost $67,637)			66,928

ASSET-BACKED SECURITIES 5.2%
AAA Trust
5.422% due 11/26/2035		561	561
AFC Home Equity Loan Trust
5.472% due 06/25/2028		702	703
Ameriquest Mortgage Securities, Inc.
5.432% due 10/25/2035		586	587
Argent Securities, Inc.
5.442% due 10/25/2035		1,429	1,430
5.462% due 12/25/2035		4,707	4,711
Asset-Backed Securities Corp. Home Equity
5.482% due 05/25/2035		2,848	2,851
Carrington Mortgage Loan Trust
5.402% due 06/25/2035		218	218
Chase Funding Mortgage Loan Asset-Backed Certificates
5.692% due 10/25/2032		473	475
Citigroup Mortgage Loan Trust, Inc.
5.422% due 07/25/2035		434	434
CS First Boston Mortgage Securities Corp.
5.632% due 01/25/2032		526	527
First NLC Trust
5.432% due 12/25/2035		1,082	1,083
Fremont Home Loan Trust
5.412% due 01/25/2036		1,880	1,882
GSAMP Trust
5.442% due 12/25/2035		4,111	4,113
GSR Mortgage Loan Trust
5.422% due 12/25/2030		2,147	2,148
Long Beach Mortgage Loan Trust
5.522% due 11/25/2034		3,446	3,450
5.412% due 01/25/2036		2,404	2,406
New Century Home Equity Loan Trust
5.432% due 09/25/2035		633	634
Novastar Home Equity Loan
5.597% due 04/25/2028		232	233
Residential Asset Mortgage Products, Inc.
5.572% due 02/25/2034		1,540	1,541
5.422% due 05/25/2035		2,505	2,507
Residential Asset Securities Corp.
5.622% due 01/25/2034		157	157
5.432% due 09/25/2035		2,228	2,230
SACO I, Inc.
5.432% due 07/25/2035		903	904
Securitized Asset-Backed Receivables LLC Trust
5.412% due 03/25/2035		222	222
SG Mortgage Securities Trust
5.422% due 10/25/2035		3,304	3,306
SLM Student Loan Trust
5.120% due 07/25/2013		1,781	1,782
Soundview Home Equity Loan Trust
5.432% due 05/25/2035		350	350
5.422% due 12/25/2035		1,078	1,079
Structured Asset Securities Corp.
5.452% due 12/25/2035		3,848	3,850
Wachovia Auto Owner Trust
4.820% due 02/20/2009		3,300	3,290

Total Asset-Backed Securities (Cost $49,633)			49,664

SOVEREIGN ISSUES 0.9%
Brazilian Government International Bond
8.000% due 01/15/2018		800	846
Hydro Quebec
5.125% due 09/29/2049		1,200	1,135
Korea Development Bank
5.469% due 11/22/2012		2,200	2,204
Mexico Government International Bond
5.750% due 01/13/2009		4,700	4,746

Total Sovereign Issues (Cost $8,736)			8,931

FOREIGN CURRENCY-DENOMINATED ISSUES (l) 0.8%
New Zealand Government Bond
4.500% due 02/15/2016 (d)	NZD	9,750	8,079

Total Foreign Currency-Denominated Issues (Cost $6,673)			8,079

	Notional Amount (000s)
PURCHASED CALL OPTIONS 0.0%
2-Year Interest Rate Swap (OTC) Pay 3-Month USD-LIBOR Floating Rate Index
Strike @ 4.500% Exp. 10/04/2006		$32,700	0
Strike @ 4.800% Exp. 12/22/2006		37,000	5
Strike @ 5.000% Exp. 03/08/2007		54,000	30
Strike @ 5.080% Exp. 04/19/2007		41,400	60
Strike @ 5.130% Exp. 10/25/2006		77,200	20
	# of Contracts
U.S. Treasury Bond 30-Year September Futures
Strike @ $119.000 Exp. 08/25/2006		500	8

Total Purchased Call Options (Cost $877)			142

PURCHASED PUT OPTIONS 0.0%
90-Day Eurodollar December Futures (CME)
Strike @ $92.250 Exp. 12/18/2006		2,095	13
90-Day Eurodollar March Futures (CME)
Strike @ $92.000 Exp. 03/19/2007		2,486	16
90-Day Eurodollar September Futures (CME)
Strike @ $92.750 Exp. 09/18/2006		25	0
S&P 500 Index September Futures (CME)
Strike @ $650.000 Exp. 09/15/2006		1,226	0
Strike @ $575.000 Exp. 09/15/2006		146	0
Strike @ $550.000 Exp. 09/15/2006		292	0

Total Purchased Put Options (Cost $86)			29

	Notional Amount (000s)
PURCHASED STRADDLE OPTIONS (f) 0.0%
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle
Strike @ $0.000 Exp. 08/23/2007		$14,000	14

Total Purchased Straddle Options (Cost $0)			14

	Shares
PREFERRED STOCK 1.0%
DG Funding Trust
6.777% due 12/31/2049		913	9,638

Total Preferred Stock (Cost $9,564)			9,638

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS (l) 47.3%
Commercial Paper 17.0%
Barclays U.S. Funding Corp.
5.055% due 07/18/2006		$2,300	2,295
5.055% due 08/16/2006		28,200	28,026
Cox Communications, Inc.
4.720% due 07/17/2006		1,200	1,200
Danske Corp.
5.040% due 07/05/2006		700	700
5.280% due 07/17/2006		500	499
5.080% due 08/24/2006		27,600	27,397
Rabobank USA Financial Corp.
5.250% due 07/03/2006		17,400	17,400
Societe Generale N.A.
5.270% due 07/03/2006		700	700
5.000% due 08/24/2006		28,800	28,592
TotalFinaElf Captial S.A.
5.270% due 07/03/2006		26,600	26,600
UBS Finance Delaware LLC
5.050% due 07/05/2006		200	200
4.930% due 07/13/2006		1,700	1,698
4.985% due 08/18/2006		19,200	19,078
4.990% due 08/22/2006		900	894
5.095% due 09/22/2006		8,700	8,591

			163,870

Repurchase Agreement 2.2%
Credit Suisse First Boston
4.600% due 07/03/2006		21,000	21,000
(Dated 06/30/2006. Collateralized by U.S. Treasury Bonds 8.125% due 08/15/2021 valued at $21,485. Repurchase proceeds are $21,008.)

Tri-Party Repurchase Agreement 0.5%
State Street Bank
4.900% due 07/03/2006		4,490	4,490
(Dated 06/30/2006. Collateralized by Freddie Mac 3.800% due 12/27/2006 valued at $4,585. Repurchase proceeds are $4,492.)
Belgium Treasury Bill 3.2%
2.752% due 08/17/2006-09/14/2006 (e)	EUR	24,230	30,825

France Treasury Bill 16.8%
2.785% due 07/06/2006-12/21/2006 (e)		127,910	162,165

Germany Treasury Bill 1.9%
2.694% due 08/16/2006		1,790	18,329

U.S. Treasury Bills 5.7%
4.622% due 08/31/2006-09/14/2006 (e)(g)(h)		$55,715	55,142

Total Short-Term Instruments (Cost $454,311)			455,821

Total Investments 105.6% (Cost $1,020,562) (a)			$1,018,123
Written Options (0.7%) (Premiums $3,106) (j)			(7,070)
Other Assets and Liabilities (Net) (4.9%)			(47,308)

Net Assets 100.0%			$963,745

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) As of June 30, 2006, portfolio securities with an aggregate market value of $4,472 were valued in good faith and pursuant to guidelines established by the Board of Trustees.

(b) Security is in default.

(c) Interest only security.

(d) Principal amount of security is adjusted for inflation.

(e) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(f) Exercise price and premium determined on a future date, based upon implied volatility parameters.

(g) Securities with an aggregate market value of $247 have been pledged as collateral for swap and swaption contracts on June 30, 2006.

(h) Securities with an aggregate market value of $54,157 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	288	$(176)
90-Day Eurodollar December Futures	Long	12/2007	387	(490)
90-Day Eurodollar June Futures	Long	06/2007	575	(783)
90-Day Eurodollar March Futures	Short	03/2008	215	268
90-Day Eurodollar September Futures	Long	09/2007	77	(103)
E-mini S&P 500 Index September Futures	Long	09/2006	9,201	2,258
S&P 500 Index September Futures	Long	09/2006	1,095	3,734
U.S. Treasury 10-Year Note September Futures	Long	09/2006	25	(15)
U.S. Treasury 30-Year Bond September Futures	Short	09/2006	605	414

				$5,107

(i) Swap agreements outstanding on June 30, 2006:

Interest	Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010	EUR	2,300	$(8)
UBS Warburg LLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		1,000	(1)
Barclays Bank PLC	6-month GBP-LIBOR	Pay	5.000%	06/15/2007	GBP	1,400	(12)
Lehman Brothers, Inc.	6-month GBP-LIBOR	Pay	4.500%	09/20/2009		800	(19)
Goldman Sachs & Co.	6-month JPY-LIBOR	Receive	2.000%	06/15/2012	JPY	387,100	49
Morgan Stanley Dean Witter & Co.	6-month JPY-LIBOR	Receive	2.000%	06/15/2012		1,482,000	57
UBS Warburg LLC	6-month JPY-LIBOR	Receive	2.000%	06/15/2012		500,000	(19)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2011		$7,600	67
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2016		100	(1)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/20/2013		10,800	127

							$240

Credit	Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Barclays Bank PLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.450%	12/20/2006	$1,100	$21
Barclays Bank PLC	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.610%	03/20/2007	2,800	9
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.100%	12/20/2006	1,900	4
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	3,200	5
HSBC Bank USA	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.610%	03/20/2007	2,800	9
J.P. Morgan Chase & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.770%	05/20/2007	1,500	6
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%	06/20/2007	2,000	41
Lehman Brothers, Inc.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.610%	03/20/2007	17,500	55
Lehman Brothers, Inc.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.870%	04/20/2007	200	1
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	06/20/2007	1,500	31
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.900%	06/20/2007	2,500	56
Wachovia Bank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.800%	06/20/2007	1,000	2

						$240

+	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Total Return Swaps

Counterparty	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation
Credit Suisse First Boston	S&P 500 Index	1-month USD-LIBOR plus 0.030%	05/15/2007	$10,000	$217

(j) Written options outstanding on June 30, 2006:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Put - CME 90-Day Eurodollar December Futures	$95.000	12/18/2006	34	$16	$51
Put - CME 90-Day Eurodollar December Futures	95.250	12/18/2006	3,092	2,047	6,551
Put - CME 90-Day Eurodollar December Futures	95.500	12/18/2006	75	79	205
Put - CME 90-Day Eurodollar March Futures	94.750	03/19/2007	35	19	36
Put - CME 90-Day Eurodollar September Futures	95.000	09/18/2006	36	20	52

				$2,181	$6,895

Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Put - OTC 1-Year Interest Rate Swap	HSBC Bank USA	6-month GBP-LIBOR	Pay	4.500%	12/20/2006	GBP	4,700	$22	$52
Call - OTC 5-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Receive	5.040%	03/08/2007		$15,000	146	30
Call - OTC 5-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Receive	5.210%	10/25/2006		17,000	62	19
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	10/04/2006		5,900	69	0
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.850%	12/22/2006		16,000	211	6
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.210%	10/25/2006		11,600	52	13
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.540%	10/04/2006		8,000	95	0
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.040%	03/08/2007		8,000	89	16
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.220%	04/19/2007		18,000	142	79
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.210%	10/25/2006		4,800	19	5

								$907	$220

Forward Volatility Options

Description	Counterparty	Exercise Price *	Expiration Date	Notional Amount	Premium *	Value
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Goldman Sachs & Co.	$0.000	08/23/2007	$7,200	$13	$(40)
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	J.P. Morgan Chase & Co.	0.000	08/23/2007	1,000	5	(5)

					$18	$(45)

*	Exercise price and premium determined on a future date, based upon implied volatility parameters.

(k) Restricted security as of June 30, 2006:

Issuer Description	Coupon Rate	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as a Percentage of Net Assets
Bank Mart	3.689%	03/01/2019	07/07/1995	$914	$882	0.09%

(l) Forward foreign currency contracts outstanding on June 30, 2006:

Type		Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CNY	9,454	03/2007	$0	$(9)	$(9)
Buy	EUR	2,058	07/2006	47	0	47
Sell		68,827	07/2006	340	(878)	(538)
Sell		93,000	09/2006	0	(1,683)	(1,683)
Buy	GBP	3,310	07/2006	23	0	23
Buy	JPY	5,341,067	08/2006	0	(1,554)	(1,554)
Buy	KRW	1,391,621	05/2007	0	(4)	(4)
Sell	NZD	11,459	08/2006	0	(59)	(59)

				$410	$(4,187)	$(3,777)

See accompanying notes

Schedule of Investments

StocksPLUS® Total Return Fund

June	30, 2006 (Unaudited)

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 2.2%
Banking & Finance 1.4%
American General Finance Corp.
5.489% due 03/23/2007		$300	$300
American International Group, Inc.
5.050% due 10/01/2015		100	93
BNP Paribas
5.186% due 06/29/2049		1,200	1,090
China Development Bank
5.000% due 10/15/2015		100	94
Export-Import Bank of China
4.875% due 07/21/2015		100	93
HBOS PLC
5.920% due 09/29/2049		100	92
Petroleum Export Ltd.
5.265% due 06/15/2011		96	93
Resona Bank Ltd.
5.850% due 09/29/2049		200	186
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049		1,100	1,028
USB Capital IX
6.189% due 03/29/2049		100	98

			3,167

Industrials 0.1%
HJ Heinz Co.
6.428% due 12/01/2008		100	102
Pemex Project Funding Master Trust
7.375% due 12/15/2014		10	10
5.750% due 12/15/2015		200	184

			296

Utilities 0.7%
AT&T, Inc.
4.389% due 06/05/2021		700	692
Qwest Corp.
7.625% due 06/15/2015		600	596
Ras Laffan LNG III
5.838% due 09/30/2027		300	280

			1,568

Total Corporate Bonds & Notes (Cost $5,289)			5,031

MUNICIPAL BONDS & NOTES 2.0%
Chicago, Illinois General Obligation Bonds, (MBIA Insured), Series 2003
5.000% due 01/01/2035		1,000	1,013
Golden State, California Tobacco Securitization Corporations Revenue Notes, Series 2003
5.000% due 06/01/2021		15	15
New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
5.750% due 06/01/2032		3,000	3,126
New Jersey State Tobacco Settlement Financing Corporations Revenue Notes, Series 2003
4.375% due 06/01/2019		25	25
Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035		400	388

Total Municipal Bonds & Notes (Cost $4,230)			4,567

U.S. GOVERNMENT AGENCIES 49.7%
Fannie Mae
4.689% due 02/25/2036		100	97
4.810% due 09/22/2006		2,100	2,100
4.883% due 05/01/2036		19	19
5.000% due 11/01/2017 - 07/13/2036 (b)		20,934	20,124
5.221% due 11/28/2035		36	36
5.442% due 03/25/2034		510	511
5.500% due 05/01/2032 - 07/13/2036 (b)		88,339	85,097
5.672% due 03/25/2044		1,222	1,223
5.695% due 09/01/2034		100	99
5.722% due 11/25/2032		105	106
5.736% due 12/01/2036		85	85
6.000% due 07/13/2036		1,000	984
7.000% due 09/01/2013		21	22
8.000% due 12/01/2030		3	3
Freddie Mac
4.500% due 10/01/2007		53	52
5.211% due 02/25/2045		145	144
5.500% due 08/15/2030		28	28
5.700% due 02/15/2031		5	5
6.102% due 02/01/2024		21	21
8.000% due 01/01/2017		48	50
Government National Mortgage Association
5.375% due 03/20/2027		5	5
8.000% due 02/15/2030		2	2
Small Business Administration
5.520% due 06/01/2024		1,415	1,396
Small Business Administration Participation Certificates
4.750% due 07/01/2025		1,297	1,213

Total U.S. Government Agencies (Cost $117,926)			113,422

U.S. TREASURY OBLIGATIONS 1.1%
Treasury Inflation Protected Securities (a)
2.375% due 01/15/2025		1,176	1,145
2.000% due 01/15/2026		1,421	1,301

Total U.S. Treasury Obligations (Cost $2,643)			2,446

MORTGAGE-BACKED SECURITIES 4.3%
American Home Mortgage Investment Trust
4.390% due 02/25/2045		447	431
Banc of America Funding Corp.
4.115% due 05/25/2035		592	570
Banc of America Mortgage Securities
6.500% due 10/25/2031		225	226
6.500% due 09/25/2033		63	63
Bear Stearns Adjustable Rate Mortgage Trust
5.346% due 02/25/2033		1	1
5.062% due 04/25/2033		9	9
4.196% due 01/25/2034		77	77
4.678% due 01/25/2034		211	208
Bear Stearns Alt-A Trust
5.415% due 05/25/2035		1,556	1,538
Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035		190	187
Countrywide Alternative Loan Trust
6.000% due 10/25/2033		205	198
Countrywide Home Loan Mortgage Pass-Through Trust
5.088% due 05/25/2034		284	284
5.250% due 02/20/2036		185	181
CS First Boston Mortgage Securities Corp.
5.708% due 05/25/2032		3	3
5.679% due 10/25/2032		1,306	1,302
GSR Mortgage Loan Trust
6.000% due 03/25/2032		1	1
3.406% due 06/25/2034		1,397	1,376
Impac CMB Trust
5.722% due 07/25/2033		112	112
5.572% due 04/25/2034		190	191
Mastr Adjustable Rate Mortgages Trust
3.787% due 12/21/2034		441	439
MASTR Asset Securitization Trust
5.500% due 09/25/2033		42	40
Merrill Lynch Mortgage Investors, Inc.
4.910% due 12/25/2032		21	21
MLCC Mortgage Investors, Inc.
5.745% due 01/25/2029		288	291
Morgan Stanley Dean Witter Capital I, Inc.
5.500% due 04/25/2017		2	2
Prime Mortgage Trust
5.722% due 02/25/2019		27	27
5.722% due 02/25/2034		143	144
Salomon Brothers Mortgage Securities VII
4.000% due 12/25/2018		739	693
Washington Mutual MSC Mortgage Pass-Through Certificates
5.388% due 02/25/2033		2	2
Washington Mutual, Inc.
5.009% due 02/27/2034		85	84
5.410% due 08/25/2042		176	176
5.612% due 10/25/2045		254	256
Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036		769	759

Total Mortgage-Backed Securities (Cost $10,071)			9,892

ASSET-BACKED SECURITIES 0.9%
AAA Trust
5.422% due 11/26/2035		138	139
Amortizing Residential Collateral Trust
5.612% due 07/25/2032		18	18
Asset-Backed Securities Corp. Home Equity
5.482% due 05/25/2035		763	763
Carrington Mortgage Loan Trust
5.402% due 06/25/2035		55	54
Countrywide Asset-Backed Certificates
5.802% due 12/25/2031		171	171
CS First Boston Mortgage Securities Corp.
5.632% due 01/25/2032		26	26
GSAMP Trust
5.512% due 10/25/2033		153	153
Residential Asset Mortgage Products, Inc.
5.662% due 09/25/2033		12	12
5.572% due 02/25/2034		243	243
Truman Capital Mortgage Loan Trust
5.662% due 01/25/2034		330	331

Total Asset-Backed Securities (Cost $1,908)			1,910

SOVEREIGN ISSUES 1.1%
Brazilian Government International Bond
8.000% due 01/15/2018		300	317
Russia Government International Bond
8.250% due 03/31/2010		2,133	2,221

Total Sovereign Issues (Cost $2,621)			2,538

FOREIGN CURRENCY-DENOMINATED ISSUES (g) 0.1%
Ford Motor Credit Co.
6.750% due 01/14/2008	EUR	200	254

Total Foreign Currency-Denominated Issues (Cost $249)			254

	Notional Amount (000s)
PURCHASED CALL OPTIONS 0.1%
2-Year Interest Rate Swap (OTC) Pay 3-Month USD-LIBOR Floating Rate Index
Strike @ 4.750% Exp. 08/07/2006		$12,000	0
Strike @ 4.750% Exp. 08/08/2006		4,000	0
Strike @ 4.500% Exp. 10/04/2006		7,600	0
Strike @ 5.130% Exp. 10/25/2006		1,500	5
Strike @ 4.800% Exp. 12/22/2006		7,000	1
Strike @ 5.170% Exp. 02/01/2007		5,800	7
Strike @ 5.000% Exp. 03/08/2007		12,000	10
Strike @ 5.080% Exp. 04/19/2007		9,200	13
Strike @ 5.200% Exp. 05/09/2007		13,000	28
Strike @ 5.250% Exp. 06/07/2007		14,000	39
Strike @ 5.500% Exp. 06/29/2007		11,000	53

Total Purchased Call Options (Cost $428)			156

	# of Contracts
PURCHASED PUT OPTIONS 0.0%
90-Day Eurodollar June Futures (CME)
Strike @ $91.000 Exp. 06/18/2007		117	0
90-Day Eurodollar March Futures (CME)
Strike @ $92.000 Exp. 03/19/2007		1,561	10
90-Day Eurodollar September Futures (CME)
Strike @ $90.500 Exp. 09/17/2007		92	1
S&P 500 Index September Futures (CME)
Strike @ $650.000 Exp. 09/15/2006		518	0

Total Purchased Put Options (Cost $32)			11

	Shares
PREFERRED STOCK 0.4%
DG Funding Trust
7.210% due 12/31/2049		90	950

Total Preferred Stock (Cost $948)			950

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS (g) 43.7%
Commercial Paper 22.7%
Bank of Ireland
5.090% due 08/17/2006		$2,200	2,186
BNP Paribas Finance
5.050% due 08/16/2006		3,900	3,876
5.000% due 08/28/2006		2,100	2,084
CBA (de) Finance
5.050% due 07/07/2006		1,700	1,699
Cox Communications, Inc.
4.720% due 07/17/2006		400	400
Danske Corp.
5.280% due 07/17/2006		6,100	6,087
Dexia Delaware LLC
4.980% due 07/25/2006		2,100	2,094
5.080% due 08/07/2006		4,900	4,876
ING U.S. Funding LLC
5.250% due 08/08/2006		4,100	4,078
Societe Generale N.A.
4.940% due 07/11/2006		1,100	1,099
4.990% due 08/23/2006		4,400	4,369
5.000% due 08/24/2006		1,800	1,787
Svenska Handelsbanken, Inc.
4.890% due 07/06/2006		6,600	6,597
TotalFinaElf Captial S.A.
5.270% due 07/03/2006		5,100	5,100
UBS Finance Delaware LLC
4.930% due 07/10/2006		2,900	2,897
Westpac Capital Corp.
5.120% due 09/01/2006		2,500	2,477

			51,706

Repurchase Agreement 5.4%
Lehman Brothers, Inc.
4.600% due 07/03/2006		9,000	9,000
(Dated 06/30/2006. Collateralized by U.S. Treasury Notes 3.250% due 08/15/2007 valued at $9,192. Repurchase proceeds are $9,003.)
State Street Bank
4.900% due 07/03/2006		3,372	3,372
(Dated 06/30/2006. Collateralized by Federal Home Loan Bank 4.875% due 02/15/2007 valued at $3,441. Repurchase proceeds are $3,373.)

			12,372

Belgium Treasury Bills 0.7%
2.747% due 08/17/2006-10/12/2006 (b)	EUR	1,290	1,638

France Treasury Bills 7.7%
2.776% due 08/24/2006-11/23/2006 (b)		13,890	17,617

Germany Treasury Bills 0.1%
2.539% due 07/12/2006		200	256

U.S. Treasury Bills 7.1%
4.762% due 08/31/2006-09/14/2006 (b)(c)(d)		$16,225	16,043

Total Short-Term Instruments (Cost $99,410)			99,632

Total Investments 105.6% (Cost $245,755)			$240,809
Written Options (f) (0.4%) (Premiums $775)			(938)
Other Assets and Liabilities (Net) (5.2%)			(11,750)

Net Assets 100.0%			$228,121

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Principal amount of security is adjusted for inflation.

(b) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(c) Securities with an aggregate market value of $247 have been pledged as collateral for swap and swaption contracts on June 30, 2006.

(d) Securities with an aggregate market value of $15,549 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	672	$(994)
90-Day Eurodollar December Futures	Long	12/2007	56	(52)
90-Day Eurodollar June Futures	Long	06/2007	226	(431)
90-Day Eurodollar March Futures	Long	03/2007	423	(825)
90-Day Eurodollar March Futures	Long	03/2008	5	(3)
90-Day Eurodollar September Futures	Long	09/2006	9	(8)
90-Day Eurodollar September Futures	Long	09/2007	106	(179)
E-mini S&P 500 Index September Futures	Long	09/2006	298	33
Euro-Bobl 5-Year Note September Futures	Long	09/2006	3	(4)
S&P 500 Index September Futures	Long	09/2006	653	268
U.S. Treasury 5-Year Note September Futures	Long	09/2006	15	(7)
U.S. Treasury 10-Year Note September Futures	Long	09/2006	22	(14)
U.S. Treasury 30-Year Bond September Futures	Long	09/2006	30	24
United Kingdom 90-Day LIBOR Sterling Interest Rate Futures Put Options Strike @ GBP95.500	Short	12/2006	9	(5)

				$(2,197)

(e) Swap agreements outstanding on June 30, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010	EUR	1,100	$(4)
Morgan Stanley Dean Witter & Co.	6-month EUR-LIBOR	Receive	4.000%	12/15/2011		3,400	26
Barclays Bank PLC	6-month GBP-LIBOR	Pay	5.000%	06/15/2007	GBP	11,000	(94)
Lehman Brothers, Inc.	6-month GBP-LIBOR	Pay	4.500%	09/20/2009		5,900	(142)
Merrill Lynch & Co., Inc.	6-month GBP-LIBOR	Receive	4.000%	12/15/2035		200	6
Morgan Stanley Dean Witter & Co.	6-month JPY-LIBOR	Receive	2.000%	06/15/2012	JPY	192,000	7
UBS Warburg LLC	6-month JPY-LIBOR	Receive	2.000%	06/15/2012		130,000	(5)
Bank of America	3-month USD-LIBOR	Pay	5.000%	12/20/2036		$400	(4)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2011		1,300	11
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/15/2035		500	(13)

							$(212)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.100%	12/20/2006	$900	$2
HSBC Bank USA	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.390%	09/20/2006	100	0
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.770%	06/20/2007	500	1
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.980%	03/20/2016	1,500	(45)
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.200%	12/20/2006	800	14
Morgan Stanley Dean Witter & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.460%	06/20/2007	100	0
Wachovia Bank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.800%	06/20/2007	500	1
Wachovia Bank N.A.	Dow Jones CDX N.A. HV5 Index	Buy	(0.850%)	12/20/2010	500	(3)

						$(30)

+	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

(f) Written options outstanding on June 30, 2006:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$108.000	08/25/2006	129	$17	$4
Call - CBOT U.S. Treasury 10-Year Note September Futures	106.000	08/25/2006	15	9	4
Call - CME 90-Day Eurodollar September Futures	95.500	09/18/2006	9	3	0
Put - CBOT U.S. Treasury 10-Year Note September Futures	103.000	08/25/2006	144	25	20
Put - CME 90-Day Eurodollar December Futures	95.000	12/18/2006	26	16	39
Put - CME 90-Day Eurodollar December Futures	95.250	12/18/2006	196	150	415
Put - CME 90-Day Eurodollar December Futures	95.500	12/18/2006	15	16	41
Put - CME 90-Day Eurodollar March Futures	95.250	03/19/2007	10	9	21
Put - CME 90-Day Eurodollar March Futures	94.750	03/19/2007	8	4	8
Put - CME 90-Day Eurodollar September Futures	95.000	09/18/2006	19	10	28
Put - CME 90-Day Eurodollar September Futures	95.250	09/18/2006	48	37	100
Put - CME 90-Day Eurodollar September Futures	95.500	09/18/2006	9	11	24

				$307	$704

Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Put - OTC 1-Year Interest Rate Swap	HSBC Bank USA	6-month GBP-LIBOR	Pay	4.500%	12/20/2006	GBP 5,400	$26	$59
Call - OTC 5-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Receive	5.040%	03/08/2007	$3,000	29	6
Call - OTC 5-Year Interst Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Receive	5.210%	10/25/2006	4,000	15	4
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	10/04/2006	1,700	20	0
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.850%	12/22/2006	3,000	39	1
Call -OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.780%	08/07/2006	5,000	41	0
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.210%	10/25/2006	2,600	12	3
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.780%	08/08/2006	2,000	19	0
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.540%	10/04/2006	2,000	24	0
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.040%	03/08/2007	2,000	22	4
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.220%	04/19/2007	4,000	32	18
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.315%	05/09/2007	5,700	59	34
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.340%	06/07/2007	5,000	51	34
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.600%	06/29/2007	5,000	55	55
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.240%	02/01/2007	2,500	15	9
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.325%	06/07/2007	1,000	9	7

							$468	$234

(g) Forward foreign currency contracts outstanding on June 30, 2006:

Type		Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	218	07/2006	$6	$0	$6
Sell		217	07/2006	0	(5)	(5)
Buy		92	09/2006	2	0	2
Buy	CAD	896	07/2006	0	(9)	(9)
Buy	CLP	86,200	07/2006	0	(6)	(6)
Sell		86,200	07/2006	2	0	2
Buy		105,000	08/2006	0	(2)	(2)
Sell		40,740	08/2006	4	0	4
Buy	CNY	1,888	03/2007	0	(2)	(2)
Buy	EUR	333	07/2006	0	(1)	(1)
Sell		4,466	07/2006	33	(1)	32
Sell		685	08/2006	0	(15)	(15)
Sell		9,200	09/2006	0	(169)	(169)
Buy	GBP	663	07/2006	5	0	5
Buy	INR	2,481	08/2006	0	(1)	(1)
Sell		2,481	08/2006	1	0	1
Buy		4,735	09/2006	0	(2)	(2)
Sell		1,820	09/2006	1	0	1
Buy	JPY	756,538	08/2006	0	(210)	(210)
Buy	KRW	10,850	07/2006	0	0	0
Sell		10,850	07/2006	0	0	0
Buy		197,174	08/2006	4	0	4
Sell		47,900	08/2006	0	(1)	(1)
Buy		124,717	09/2006	3	0	3
Sell		135,567	09/2006	0	(4)	(4)
Buy		322,648	05/2007	0	0	0
Buy	MXN	1,130	08/2006	0	(7)	(7)
Sell		1,200	08/2006	3	0	3
Buy		1,125	09/2006	0	(6)	(6)
Buy	PEN	653	08/2006	5	0	5
Sell		653	08/2006	0	(6)	(6)
Buy		247	09/2006	2	0	2
Sell		247	09/2006	0	(3)	(3)
Buy	PLN	199	09/2006	1	0	1
Buy		145	11/2006	0	(1)	(1)
Buy	RUB	4,512	08/2006	8	0	8
Sell		4,512	08/2006	0	(6)	(6)
Buy		3,058	09/2006	4	0	4
Buy	SGD	10	07/2006	0	0	0
Sell		10	07/2006	0	0	0
Buy		409	08/2006	4	0	4
Sell		271	08/2006	0	(4)	(4)
Buy		172	09/2006	2	0	2
Sell		10	09/2006	0	0	0
Buy	SKK	7,480	09/2006	7	0	7
Sell		4,230	09/2006	0	(6)	(6)
Buy	TWD	7,281	08/2006	0	(4)	(4)
Sell		4,529	08/2006	0	0	0
Buy		3,337	09/2006	0	(1)	(1)
Sell		3,337	09/2006	0	0	0
Buy	ZAR	125	08/2006	0	(3)	(3)
Sell		125	08/2006	2	0	2
Buy		39	10/2006	0	0	0

				$99	$(475)	$(376)

See accompanying notes

Schedule of Investments

StocksPLUS® TR Short Strategy Fund

June 30, 2006 (Unaudited)

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 18.5%
Banking & Finance 13.7%
American Express Centurion Bank
5.312% due 04/17/2009		$1,200	$1,201
Bank of America Corp.
5.406% due 06/19/2009		1,700	1,701
Bear Stearns Cos., Inc.
5.299% due 04/29/2008		900	902
5.050% due 03/30/2009		400	400
CIT Group Holdings, Inc.
5.276% due 01/30/2009		1,100	1,103
CIT Group, Inc.
4.984% due 05/23/2008		100	100
5.420% due 11/03/2010		300	301
Citigroup Global Markets Holdings, Inc.
5.276% due 03/07/2008		25	25
Citigroup, Inc.
4.200% due 12/20/2007		300	294
5.520% due 12/26/2008		600	601
5.166% due 01/30/2009		800	800
Ford Motor Credit Co.
5.510% due 03/13/2007		200	197
General Motors Acceptance Corp.
5.968% due 01/16/2007		100	100
Goldman Sachs Group, Inc.
5.125% due 10/05/2007		700	702
5.226% due 07/29/2008		400	401
5.250% due 11/10/2008		300	300
5.527% due 12/22/2008		200	200
5.420% due 07/23/2009		20	20
HSBC Finance Corp.
5.459% due 09/15/2008		800	802
HSBC Holdings PLC
6.500% due 05/02/2036		300	296
International Lease Finance Corp.
5.427% due 05/24/2010		1,500	1,500
Lehman Brothers Holdings, Inc.
5.180% due 10/22/2008		500	501
5.659% due 12/23/2010		200	200
MBNA Corp.
5.580% due 05/05/2008		1,100	1,109
Merrill Lynch & Co., Inc.
5.441% due 06/16/2008		1,600	1,602
Morgan Stanley
5.291% due 11/09/2007		600	601
5.330% due 01/22/2009		100	100
4.830% due 02/09/2009		600	601
Royal Bank of Scotland Group PLC
5.424% due 12/21/2007		200	200
Santander U.S. Debt S.A. Unipersonal
5.434% due 09/21/2007		200	200
5.135% due 10/21/2008		600	600
SLM Corp.
5.310% due 07/25/2008		1,300	1,305
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049		100	94
Textron Financial Corp.
5.360% due 10/06/2006		800	801
Unicredito Italiano
5.231% due 12/03/2007		1,400	1,404
Wachovia Bank N.A.
5.489% due 03/23/2009		800	800
Wachovia Corp.
5.176% due 10/28/2008		600	601
Wells Fargo & Co.
5.340% due 03/10/2008		800	801

			23,466

Industrials 2.4%
CSC Holdings, Inc.
7.250% due 07/15/2008		1,000	1,006
DaimlerChrysler N.A. Holding Corp.
5.502% due 11/17/2006		200	200
5.740% due 03/13/2009		300	301
Oracle Corp. & Ozark Holding, Inc.
5.280% due 01/13/2009		200	200
Pemex Project Funding Master Trust
5.750% due 12/15/2015		100	92
Safeway, Inc.
5.830% due 03/27/2009		1,300	1,302
Tyco International Group S.A.
5.800% due 08/01/2006		900	900
Viacom, Inc.
5.750% due 04/30/2011		50	49
Williams Cos., Inc.
6.375% due 10/01/2010		100	98

			4,148

Utilities 2.4%
AT&T, Inc.
5.262% due 05/15/2008		200	200
5.380% due 11/14/2008		1,300	1,304
Embarq Corp.
7.995% due 06/01/2036		900	907
Florida Power Corp.
5.570% due 11/14/2008		700	701
MidAmerican Energy Holdings Co.
6.125% due 04/01/2036		100	94
Qwest Corp.
7.625% due 06/15/2015		100	99
Southern California Edison Co.
5.249% due 02/02/2009		200	200
Telefonica Emisiones, S.A.U.
5.714% due 06/19/2009		500	501

			4,006

Total Corporate Bonds & Notes (Cost $31,614)			31,620

MUNICIPAL BONDS & NOTES 0.3%
Illinois State General Obligation Notes, Series 2005
6.570% due 03/01/2034		1	1
Iowa State Tobacco Settlement Authority Revenue Notes, Series 2005
6.500% due 06/01/2023		100	98
Louisiana State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
5.875% due 05/15/2039		25	26
New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2003
6.250% due 06/01/2043		35	38
6.375% due 06/01/2032		125	136
North Texas Tollway Authority Revenue Bonds, Series 2005
5.000% due 01/01/2035		25	25
Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2005
5.625% due 06/01/2037		200	206

Total Municipal Bonds & Notes (Cost $511)			530

U.S. GOVERNMENT AGENCIES 26.9%
Fannie Mae
4.350% due 03/01/2035		69	68
4.406% due 10/01/2034		54	54
4.487% due 09/01/2035		369	360
4.493% due 07/01/2035		314	310
4.620% due 09/01/2035		362	355
4.695% due 12/01/2033		169	166
4.708% due 12/01/2033		138	136
4.810% due 09/22/2006		25	25
4.837% due 06/01/2035		354	345
5.000% due 10/01/2035 - 07/13/2036 (c)		9,411	8,799
5.005% due 06/01/2035		346	341
5.221% due 11/28/2035		129	129
5.500% due 04/01/2034 - 07/13/2036 (c)		33,413	32,104
5.672% due 09/25/2042		300	302
5.977% due 11/01/2035		82	84
6.000% due 07/13/2036		1,000	984
Freddie Mac
4.715% due 06/01/2035		607	588
4.913% due 11/01/2034		249	242
5.000% due 12/15/2020 - 01/15/2024 (c)		452	448
5.500% due 08/15/2030		1	1
5.599% due 06/15/2018		39	39
Small Business Administration
5.520% due 06/01/2024		22	22

Total U.S. Government Agencies (Cost $46,424)			45,902

U.S. TREASURY OBLIGATIONS 4.7%
Treasury Inflation Protected Securities (b)
2.375% due 01/15/2025		107	104
2.000% due 01/15/2026		609	558
3.625% due 04/15/2028		6,227	7,391

Total U.S. Treasury Obligations (Cost $8,751)			8,053

MORTGAGE-BACKED SECURITIES 3.1%
American Home Mortgage Investment Trust
4.390% due 02/25/2045		64	62
Banc of America Funding Corp.
4.115% due 05/25/2035		85	81
Bear Stearns Adjustable Rate Mortgage Trust
4.196% due 01/25/2034		3	3
4.750% due 10/25/2035		259	254
Bear Stearns Alt-A Trust
5.415% due 05/25/2035		18	17
Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035		95	93
4.900% due 12/25/2035		185	184
Countrywide Alternative Loan Trust
4.500% due 06/25/2035		774	758
5.602% due 02/25/2037		971	973
Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 02/20/2036		92	91
CS First Boston Mortgage Securities Corp.
4.938% due 12/15/2040		94	93
GSR Mortgage Loan Trust
4.541% due 09/25/2035		264	258
LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030		180	178
Mellon Residential Funding Corp.
5.439% due 06/15/2030		11	11
5.639% due 12/15/2030		808	812
Structured Adjustable Rate Mortgage Loan Trust
4.580% due 02/25/2034		262	257
5.358% due 08/25/2034		358	355
5.682% due 01/25/2035		338	341
Structured Asset Mortgage Investments, Inc.
5.361% due 02/25/2036		97	97
Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036		385	379

Total Mortgage-Backed Securities (Cost $5,322)			5,297

ASSET-BACKED SECURITIES 2.3%
AAA Trust
5.422% due 11/26/2035		20	20
ACE Securities Corp.
5.432% due 10/25/2035		256	256
Argent Securities, Inc.
5.442% due 10/25/2035		48	48
5.462% due 02/25/2036		230	230
Asset-Backed Securities Corp. Home Equity
5.482% due 05/25/2035		51	51
Carrington Mortgage Loan Trust
5.402% due 06/25/2035		5	5
Centex Home Equity
5.412% due 06/25/2035		43	43
Citigroup Mortgage Loan Trust, Inc.
5.412% due 07/25/2035		20	20
Countrywide Asset-Backed Certificates
5.802% due 12/25/2031		2	2
5.402% due 10/25/2035		12	12
FBR Securitization Trust
5.442% due 11/25/2035		980	980
First Franklin Mortgage Loan Asset-Backed Certificates
5.432% due 03/25/2025		30	30
GSR Mortgage Loan Trust
5.422% due 12/25/2030		148	148
Home Equity Asset Trust
5.432% due 02/25/2036		567	568
Long Beach Mortgage Loan Trust
5.522% due 11/25/2034		98	98
5.412% due 01/25/2036		233	233
5.402% due 02/25/2036		236	236
Option One Mortgage Loan Trust
5.422% due 08/25/2035		3	3
Quest Trust
5.161% due 12/25/2035		43	43
Renaissance Home Equity Loan Trust
5.472% due 11/25/2035		58	58
Residential Asset Mortgage Products, Inc.
5.432% due 05/25/2025		54	54
SACO I, Inc.
5.432% due 09/25/2033		44	44
SLM Student Loan Trust
5.120% due 07/25/2013		141	141
5.110% due 01/26/2015		196	196
Soundview Home Equity Loan Trust
5.432% due 05/25/2035		32	32
Structured Asset Securities Corp.
5.452% due 12/25/2035		332	332

Total Asset-Backed Securities (Cost $3,880)			3,883

SOVEREIGN ISSUES 0.3%
Brazilian Government International Bond
7.875% due 03/07/2015		400	420
8.875% due 10/14/2019		100	112
Russia Government International Bond
8.250% due 03/31/2010		18	18

Total Sovereign Issues (Cost $524)			550

FOREIGN CURRENCY-DENOMINATED ISSUES (g) 0.8%
Ford Motor Credit Co.
6.750% due 01/14/2008	EUR	300	381
Spain Letras del Tesoro
2.961% due 12/22/2006		800	1,009

Total Foreign Currency-Denominated Issues (Cost $1,366)			1,390

	Notional Amounts (000s)
PURCHASED CALL OPTIONS 0.1%
2-Year Interest Rate Swap (OTC) Pay 3-Month USD-LIBOR Floating Rate Index
Strike @ 4.750% Exp. 08/07/2006		2,000	0
Strike @ 4.800% Exp. 12/22/2006		3,000	1
Strike @ 5.000% Exp. 03/08/2007		5,000	4
Strike @ 5.000% Exp. 03/08/2007		2,000	2
Strike @ 5.080% Exp. 04/19/2007		2,300	3
Strike @ 5.130% Exp. 10/25/2006		$3,600	1
Strike @ 5.170% Exp. 02/01/2007		4,200	5
Strike @ 5.200% Exp. 05/09/2007		9,100	20
Strike @ 5.250% Exp. 06/07/2007		9,000	25
Strike @ 5.500% Exp. 07/03/2009		8,000	38

	# of Contracts
90-Day Eurodollar December Futures (CME)
Strike @ $97.250 Exp. 12/18/2006		14	0
S&P 500 Index September Futures
Strike @ 1600.000 Exp. 09/14/2006		57	1
Strike @ 1625.000 Exp. 09/15/2006		250	0
Strike @ 1500.000 Exp. 09/15/2006		70	0

Total Purchased Call Options (Cost $205)			100

PURCHASED PUT OPTIONS 0.0%
90-Day Eurodollar December Futures (CME)
Strike @ $91.750 Exp. 12/18/2006		24	0
Strike @ $92.250 Exp. 12/18/2006		74	0
Strike @ $92.500 Exp. 12/18/2006		46	0
Strike @ $92.750 Exp. 12/18/2006		83	1
90-Day Eurodollar June Futures (CME)
Strike @ $91.250 Exp. 06/18/2007		1,251	8
Strike @ $91.750 Exp. 06/18/2007		10	0
90-Day Eurodollar March Futures (CME)
Strike @ $92.000 Exp. 03/19/2007		129	1
Strike @ $92.250 Exp. 03/19/2007		250	2
90-Day Eurodollar September Futures (CME)
Strike @ $92.500 Exp. 09/18/2006		65	0
U.S. Treasury 10-Year Note September Futures (CBOT)
Strike @ $100.000 Exp. 08/25/2006		64	1
U.S. Treasury 5-Year Note September Futures (CBOT)
Strike @ $100.500 Exp. 08/25/2006		21	0

Total Purchased Put Options (Cost $20)			13

	Shares
PREFERRED STOCK 0.0%
DG Funding Trust
6.777% due 12/31/2049		3	32

Total Preferred Stock (Cost $32)			32

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS (g) 65.1%
Certificates of Deposit 0.2%
Barclay Bank PLC
4.485% due 01/29/2007		$400	400

Commercial Paper 39.9%
Abbey National N.A. LLC
5.230% due 08/08/2006		4,000	3,979
Bank of America Corp.
5.330% due 09/21/2006		3,500	3,457
Bank of Ireland
5.090% due 08/17/2006		1,800	1,789
5.100% due 08/23/2006		3,000	2,978
Barclays U.S. Funding Corp.
5.055% due 08/16/2006		3,900	3,876
BNP Paribas Finance
4.930% due 07/13/2006		1,100	1,098
5.000% due 08/28/2006		1,600	1,588
CBA (de) Finance
5.080% due 08/21/2006		4,300	4,270
Danske Corp.
5.280% due 07/17/2006		3,900	3,892
5.080% due 08/24/2006		900	893
Dexia Delaware LLC
4.980% due 07/25/2006		1,200	1,196
5.080% due 08/07/2006		1,000	995
DnB NORBank ASA
4.990% due 08/18/2006		1,200	1,192
Fannie Mae
0.010% due 09/13/2006		4,800	4,746
General Electric Capital Corp.
5.060% due 08/16/2006		4,100	4,075
HBOS Treasury Services PLC
4.985% due 07/26/2006		1,100	1,096
5.100% due 08/24/2006		2,500	2,482
Nordea N.A., Inc.
5.090% due 08/24/2006		900	893
5.120% due 09/05/2006		4,100	4,059
Societe Generale N.A.
4.940% due 07/11/2006		1,300	1,299
5.245% due 08/08/2006		1,600	1,592
5.055% due 08/15/2006		400	398
5.100% due 08/24/2006		1,800	1,787
Spintab AB
5.120% due 08/01/2006		1,800	1,793
Svenska Handelsbanken, Inc.
4.890% due 07/06/2006		2,000	1,999
5.190% due 09/11/2006		3,100	3,066
TotalFinaElf Capital S.A.
5.270% due 07/03/2006		1,400	1,400
UBS Finance Delaware LLC
4.930% due 07/10/2006		2,700	2,697
5.225% due 08/08/2006		1,500	1,492
5.080% due 08/21/2006		900	894
Westpac Capital Corp.
5.120% due 09/01/2006		1,100	1,090

			68,061

Belgium Treasury Bills 1.2%
2.753% due 08/17/2006-10/12/2006 (c)	EUR	1,590	2,018

France Treasury Bills 12.0%
2.574% due 07/06/2006-12/21/2006 (c)		16,080	20,525

Germany Treasury Bills 3.3%
2.596% due 07/12/2006-08/16/2006 (c)		4,450	5,677

Repurchase Agreement 2.3%
State Street Bank
4.900% due 07/03/2006		$3,927	3,927
(Dated 06/30/2006. Collateralized by Fannie Mae 5.000% due 01/15/2007 valued at $4,007. Repurchase proceeds are $3,929.)

U.S. Treasury Bills 6.2%
4.635% due 08/31/2006-09/14/2006 (c)		10,710	10,592

Total Short-Term Instruments (Cost $110,522)			111,200

Total Investments (a) 122.1% (Cost $209,172)			$208,570
Written Options (f) (0.1%) (Premiums $294)			(292)
Other Assets and Liabilities (Net) (22.0%)			(37,527)

Net Assets 100.0%			$170,751

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) As of June 30, 2006, fund securities with an aggregate market value of $341 were valued in good faith and pursuant to guidelines established by the Board of Trustees.

(b) Security becomes interest bearing at a future date.

(c) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d) Securities with an aggregate market value of $10,592 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	89	$(96)
90-Day Eurodollar December Futures	Long	12/2007	73	(103)
90-Day Eurodollar June Futures	Long	06/2007	473	(415)
90-Day Eurodollar March Futures	Long	03/2007	115	(215)
90-Day Eurodollar March Futures	Long	03/2008	21	(13)
90-Day Eurodollar September Futures	Long	09/2006	612	(358)
90-Day Eurodollar September Futures	Long	09/2007	226	(184)
E-mini S&P 500 Index September Futures	Short	09/2006	128	(208)
S&P 500 Index September Futures	Short	09/2006	500	(1,646)
U.S. Treasury 10-Year Note September Futures	Long	09/2006	64	(45)
U.S. Treasury 30-Year Bond September Futures	Long	09/2006	5	(4)
U.S. Treasury 5-Year Note September Futures	Long	09/2006	34	(20)
United Kingdom 90-Day LIBOR Sterling Interest Rate Futures Put Options Strike @ GBP95.500		12/2006	1	(1)

				$(3,308)

(e) Swap agreements outstanding on June 30, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Merrill Lynch & Co., Inc.	6-month GBP-LIBOR	Receive	4.000%	12/15/2035	GBP	200	$7
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010	EUR	200	(1)

							$6

(f) Written options outstanding on June 30, 2006:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$108.000	08/25/2006	93	$12	$3
Call - CBOT U.S. Treasury 10-Year Note September Futures	106.000	08/25/2006	9	5	2
Call - CME 90-Day Eurodollar September Futures	95.500	09/18/2006	3	1	0
Put - CBOT U.S. Treasury 10-Year Note September Futures	103.000	08/25/2006	102	17	14
Put - CME 90-Day Eurodollar December Futures	95.000	12/18/2006	10	7	15
Put - CME 90-Day Eurodollar December Futures	95.250	12/18/2006	50	39	107
Put - CME 90-Day Eurodollar March Futures	95.250	03/19/2007	3	3	6
Put - CME 90-Day Eurodollar March Futures	94.750	03/19/2007	4	2	4
Put - CME 90-Day Eurodollar September Futures	95.250	09/18/2006	12	9	25
Put - CME 90-Day Eurodollar September Futures	95.500	09/18/2006	3	4	8

				$99	$184

Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Put - OTC 1-Year Interest Rate Swap	HSBC Bank USA	6-month GBP-LIBOR	Pay	4.500%	12/20/2006	GBP	400	$2	$4
Call - OTC 5-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Receive	5.040%	03/08/2007		$2,000	19	4
Call - OTC 5-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Receive	5.210%	10/25/2006		1,700	6	2
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.850%	12/22/2006		1,000	13	0
Call -OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.780%	08/07/2006		1,000	8	0
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.040%	03/08/2007		1,000	11	2
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.220%	04/19/2007		1,000	8	4
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.315%	05/09/2007		4,000	41	24
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.340%	06/07/2007		4,000	41	27
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.600%	06/29/2007		3,000	33	36
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.240%	02/01/2007		1,800	11	7

								$193	$110

(g) Forward foreign currency contracts outstanding on June 30, 2006:

Type		Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CAD	463	07/2006	$0	$(5)	$(5)
Buy	CNY	1,014	03/2007	0	(1)	(1)
Sell	EUR	19,069	07/2006	62	(133)	(71)
Sell		3,347	09/2006	0	(61)	(61)
Buy	GBP	170	07/2006	1	0	1
Buy	JPY	508,692	08/2006	0	(141)	(141)
Buy	KRW	224,526	05/2007	0	0	0
Buy	SGD	81	08/2006	0	0	0
Buy	TWD	1,605	08/2006	0	(2)	(2)

				$63	$(343)	$(280)

See accompanying notes

Schedule of Investments

Total Return Fund

June	30, 2006 (Unaudited)

	Principal Amount (000s)		Value (000s)
BANK LOAN OBLIGATIONS (m) 0.2%
Cablevision Systems Corp.
6.740% due 02/24/2013		$4,314	$4,298
6.861% due 02/24/2013		38	38
CSC Holdings, Inc.
6.880% due 02/24/2013		4,314	4,298
6.988% due 02/24/2013		6,434	6,409
Myra-Pemex Trust
5.250% due 10/20/2006		21	21
4.500% due 12/23/2006		109	107
4.813% due 12/23/2006		236	231
5.162% due 12/23/2006		629	626
5.375% due 12/23/2006		216	212
5.938% due 12/23/2006		72	72
6.000% due 12/23/2006		72	72
NRG Energy, Inc.
7.231% due 09/30/2012		20,358	20,404
OAO Rosneft Oil Co.
6.131% due 12/30/2008		140,000	139,934
Reynolds American, Inc.
5.000% due 05/11/2012		6,000	6,027

Total Bank Loan Obligations (Cost $182,421)			182,749

CORPORATE BONDS & NOTES (m) 17.1%
Banking & Finance 12.9%
Aig-Fp Matched Funding
5.341% due 06/16/2008		100,000	100,126
Allstate Life Global Funding Trusts
4.980% due 03/23/2009		50,000	50,040
American Express Centurion Bank
5.312% due 04/17/2009		89,100	89,162
American Express Credit Corp.
5.080% due 06/12/2007		500	500
5.082% due 03/02/2009		2,480	2,482
American General Corp.
7.500% due 08/11/2010		250	266
American General Finance Corp.
4.980% due 03/23/2007		50,100	50,130
5.020% due 06/27/2007		13,000	13,017
5.280% due 08/16/2007		35,715	35,764
2.750% due 06/15/2008		500	474
American Honda Finance Corp.
4.910% due 03/09/2009		59,680	59,723
5.220% due 05/12/2009		94,600	94,566
American International Group, Inc.
5.050% due 10/01/2015		40,800	38,131
6.250% due 05/01/2036		100,000	97,949
Asahi Finance Cayman Ltd.
5.700% due 03/17/2049		10,000	10,063
Asian Development Bank
5.820% due 06/16/2028		1,100	1,120
ASIF Global Financing
5.170% due 05/03/2007		80,500	80,547
Atlantic & Western Re Ltd.
10.990% due 01/09/2007		19,400	19,103
Australia & New Zealand Banking Group Ltd.
5.232% due 02/18/2008		50,000	50,007
BAE Systems Holdings, Inc.
5.570% due 08/15/2008		600	601
Bank of America Corp.
7.125% due 09/15/2006		1,225	1,228
6.625% due 10/15/2007		1,000	1,010
4.970% due 03/28/2008		6,500	6,501
5.412% due 02/11/2009		20,000	20,111
4.960% due 03/24/2009		47,300	47,351
4.750% due 08/15/2013		500	468
Bank One Corp.
5.020% due 09/15/2006		150	150
2.625% due 06/30/2008		500	472
Banque Centrale de Tunisie
7.375% due 04/25/2012		4,220	4,410
BBVA U.S. Senior S.A. Unipersonal
5.147% due 04/17/2009		200,000	200,130
Bear Stearns Cos., Inc.
5.228% due 01/16/2007		400	400
5.290% due 02/08/2008		27,350	27,410
5.299% due 04/29/2008		152,605	153,010
2.875% due 07/02/2008		500	475
5.426% due 01/30/2009		195,000	196,205
5.050% due 03/30/2009		201,700	201,903
5.140% due 09/09/2009		19,980	20,079
7.625% due 12/07/2009		80	85
5.356% due 01/31/2011		50,000	50,091
BFC Finance Corp.
7.375% due 12/01/2017		1,000	1,087
BNP Paribas
5.186% due 06/29/2049		300	272
Boeing Capital Corp.
7.375% due 09/27/2010		135	144
Caterpillar Financial Services Corp.
2.350% due 09/15/2006		500	497
5.259% due 08/20/2007		12,138	12,149
4.950% due 03/10/2009		15,850	15,864
5.232% due 05/18/2009		70,000	70,029
Charter One Bank N.A.
5.157% due 04/24/2009		100,000	100,055
China Development Bank
5.000% due 10/15/2015		29,300	27,396
CIT Group Holdings, Inc.
5.276% due 01/30/2009		187,870	188,360
CIT Group, Inc.
5.377% due 08/31/2006		400	400
2.875% due 09/29/2006		70	70
5.370% due 02/15/2007		3,000	3,004
5.392% due 05/18/2007		7,090	7,103
5.160% due 09/20/2007		49,455	49,590
5.434% due 11/23/2007		58,936	59,105
5.500% due 11/30/2007		180	179
5.000% due 12/19/2007		82,400	82,485
5.259% due 02/21/2008		25,000	25,015
4.984% due 05/23/2008		159,355	159,836
5.320% due 08/15/2008		6,000	6,015
5.080% due 12/19/2008		20,000	20,034
5.380% due 06/08/2009		50,000	50,041
7.750% due 04/02/2012		555	602
Citigroup Global Markets Holding
5.269% due 08/03/2009		39,980	40,078
Citigroup, Inc.
4.900% due 06/04/2007		3,800	3,802
4.200% due 12/20/2007		110,800	108,649
4.730% due 05/02/2008		157,585	157,767
5.000% due 12/26/2008		26,655	26,681
5.166% due 01/30/2009		185,000	185,091
5.010% due 06/09/2009		67,559	67,772
5.322% due 05/18/2010		182,550	183,191
5.263% due 05/18/2011		100,000	100,053
Commonwealth Bank of Australia
5.385% due 06/08/2009		75,000	75,024
Countrywide Home Loans, Inc.
4.250% due 12/19/2007		205	201
Den Norske Bank ASA
4.980% due 03/10/2008		20,000	20,008
Eli Lilly Services, Inc.
4.940% due 09/12/2008		2,100	2,103
Enron Credit Linked Notes Trust
8.000% due 08/15/2024 (b)		3,200	2,112
Export-Import Bank of China
4.875% due 07/21/2015		28,200	26,179
Export-Import Bank of Korea
6.500% due 11/15/2006		9,035	9,055
First National Bank Chicago Pass-Through Trust
8.080% due 01/05/2018		231	256
Ford Motor Credit Co.
5.090% due 03/13/2007		9,500	9,353
6.374% due 03/21/2007		50,300	50,130
5.795% due 09/28/2007		48,830	47,810
5.700% due 01/15/2010		9,650	8,459
6.638% due 01/15/2010		20,300	18,510
7.875% due 06/15/2010		97,228	89,765
General Electric Capital Corp.
4.995% due 06/22/2007		20,015	20,039
4.880% due 03/04/2008		57,600	57,652
5.140% due 05/19/2008		6,000	6,007
5.224% due 05/19/2008		122,000	122,140
5.226% due 07/28/2008		4,005	4,014
5.151% due 08/22/2008		37,500	37,556
5.340% due 12/12/2008		44,000	44,039
5.040% due 01/05/2009		146,750	146,901
5.299% due 02/02/2009		102,768	103,086
4.957% due 03/16/2009		50,000	50,024
5.226% due 04/30/2009		10,479	10,496
5.010% due 06/15/2009		144,965	145,273
5.075% due 06/22/2009		33,400	33,550
5.030% due 12/15/2009		267,290	268,206
5.150% due 01/20/2010		197,600	197,772
5.220% due 05/10/2010		129,600	129,662
5.175% due 10/21/2010		98,800	99,058
6.125% due 02/22/2011		1,100	1,122
5.216% due 04/28/2011		49,970	50,028
8.125% due 05/15/2012		250	279
4.250% due 06/15/2012		1,450	1,344
5.222% due 01/08/2016		82,800	82,905
5.530% due 05/05/2026		29,950	30,046
General Motors Acceptance Corp.
4.500% due 07/15/2006		9,000	8,996
6.125% due 09/15/2006		4,600	4,593
5.968% due 01/16/2007		41,120	41,004
5.620% due 03/20/2007		67,300	66,852
6.018% due 07/16/2007		17,518	17,392
7.430% due 12/01/2021		843	849
Genworth Global Funding Trusts
4.970% due 02/10/2009		50,000	50,039
Goldman Sachs Group LP
5.866% due 02/09/2009		10,000	10,128
Goldman Sachs Group, Inc.
5.162% due 01/09/2007		720	721
5.060% due 03/30/2007		4,100	4,105
5.125% due 10/05/2007		180,100	180,464
5.226% due 07/29/2008		179,470	179,748
5.250% due 11/10/2008		41,000	41,049
5.527% due 12/22/2008		129,725	129,874
3.875% due 01/15/2009		420	403
5.527% due 06/23/2009		100,000	100,046
7.350% due 10/01/2009		150	157
5.022% due 03/02/2010		53,584	53,668
6.875% due 01/15/2011		100	104
5.700% due 09/01/2012		1,550	1,537
4.750% due 07/15/2013		500	466
5.250% due 10/15/2013		165	158
HBOS PLC
5.920% due 09/29/2049		37,900	34,976
HSBC Bank USA N.A.
5.000% due 09/21/2007		800	801
HSBC Capital Funding LP
9.547% due 12/29/2049		43,400	48,676
10.176% due 12/29/2049		46,160	63,258
10.176% due 12/29/2049		20,000	27,114
HSBC Finance Capital Trust IX
5.911% due 11/30/2035		10,000	9,560
HSBC Finance Corp.
5.750% due 01/30/2007		1,750	1,752
5.316% due 02/09/2007		2,400	2,402
5.260% due 02/28/2007		92,400	92,429
5.200% due 05/10/2007		16,000	16,010
5.260% due 07/27/2007		10,000	10,019
5.190% due 08/10/2007		43,000	43,042
6.538% due 11/13/2007		7,500	7,590
5.306% due 05/09/2008		9,350	9,372
5.459% due 09/15/2008		162,350	162,779
4.980% due 12/05/2008		48,900	49,036
5.419% due 06/19/2009		120,000	120,092
5.450% due 11/16/2009		12,065	12,137
4.970% due 05/10/2010		10,000	10,046
7.000% due 05/15/2012		200	211
HSBC Holdings PLC
6.500% due 05/02/2036		16,000	15,780
Infrastructure Finance Corp. Ltd. AID Bonds
2.120% due 03/26/2009		2,000	2,029
International Lease Finance Corp.
4.910% due 04/20/2009		6,500	6,530
4.910% due 01/15/2010		19,630	19,773
4.910% due 05/24/2010		28,180	28,181
4.910% due 07/01/2011		50,000	50,023
Jenkins-Empire Associates
4.910% due 08/01/2008		858	843
John Deere Capital Corp.
5.287% due 08/24/2006		200	200
4.500% due 08/22/2007		1,000	987
4.950% due 04/15/2008		112,160	112,254
4.500% due 08/25/2008		5,100	4,984
JP Morgan & Co., Inc.
6.805% due 02/15/2012		600	627
JPMorgan Chase & Co.
4.910% due 01/25/2008		20,248	20,280
4.910% due 03/09/2009		10,000	10,036
4.910% due 10/02/2009		48,100	48,341
4.910% due 03/15/2014		500	466
Korea Development Bank
4.910% due 07/20/2009		200	194
Lehman Brothers Holdings, Inc.
4.910% due 05/29/2008		49,600	49,604
4.910% due 10/22/2008		1,100	1,102
4.910% due 01/23/2009		108,600	108,715
4.910% due 04/03/2009		50,000	50,049
MBNA Capital Bank N.A.
4.910% due 02/01/2027		7,000	6,934
MBNA Corp.
4.910% due 05/05/2008		10,000	10,077
MBNA Europe Funding PLC
4.910% due 09/07/2007		11,500	11,508
Merrill Lynch & Co., Inc.
4.910% due 10/27/2006		3,000	3,001
4.910% due 03/19/2007		1,220	1,221
4.910% due 07/27/2007		66,923	67,042
4.910% due 06/16/2008		86,655	86,785
4.910% due 08/22/2008		102,575	102,656
4.910% due 10/27/2008		82,000	82,110
4.910% due 01/30/2009		50,000	50,044
4.910% due 02/06/2009		78,400	78,803
4.910% due 02/08/2010		2,000	1,902
4.910% due 06/26/2009		5,000	5,003
Mirage Resorts, Inc.
7.250% due 10/15/2006		5,113	5,158
6.750% due 02/01/2008		23,000	23,230
Morgan Stanley
5.185% due 01/12/2007		7,280	7,286
5.235% due 07/27/2007		38,370	38,418
5.291% due 11/09/2007		49,400	49,484
5.193% due 01/18/2008		307,047	307,669
5.130% due 04/25/2008		49,970	49,993
5.570% due 05/14/2008		85,800	86,161
5.330% due 01/22/2009		252,300	252,548
5.276% due 02/09/2009		27,385	27,435
4.250% due 05/15/2010		2,500	2,362
5.318% due 01/18/2011		600	601
6.750% due 04/15/2011		200	208
4.750% due 04/01/2014		160	147
Morgan Stanley Warehouse Facilities
4.719% due 08/16/2006 (n)		234,600	234,600
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		32,800	31,696
Natexis Ambs Co. LLC
8.440% due 12/29/2049		14,000	14,665
Nordea Bank Sweden AB
8.950% due 11/29/2049		28,000	30,441
Pemex Finance Ltd.
8.020% due 05/15/2007		867	874
Petroleum Export Ltd.
5.265% due 06/15/2011		32,637	31,668
Phoenix Quake Ltd.
7.440% due 07/03/2008		36,600	37,099
Phoenix Quake Wind II Ltd.
8.490% due 07/03/2008		13,700	12,450
Phoenix Quake Wind Ltd.
7.440% due 07/03/2008		36,600	36,978
Popular North America, Inc.
5.410% due 04/06/2009		25,000	25,066
Premium Asset Trust
5.235% due 09/08/2007		34,900	34,950
Pricoa Global Funding I
5.131% due 11/24/2006		2,000	2,001
4.970% due 09/12/2008		30,000	30,035
Prudential Financial, Inc.
4.104% due 11/15/2006		92	92
5.040% due 06/13/2008		11,030	11,053
Rabobank Capital Funding II
5.260% due 12/29/2049		120	113
Rabobank Capital Funding Trust
5.254% due 12/29/2049		120	110
Rabobank Nederland
5.088% due 01/15/2009		75,000	75,033
Racers
5.470% due 08/15/2007		4,500	4,480
Resona Bank Ltd.
5.850% due 09/29/2049		37,800	35,232
Royal Bank of Scotland Group PLC
5.424% due 12/21/2007		48,700	48,738
9.118% due 03/31/2049		74,200	81,551
7.648% due 08/31/2049		195	210
Royal Bank of Scotland PLC
5.635% due 04/11/2008		200,000	200,123
5.125% due 07/21/2008		38,000	38,028
Santander U.S. Debt S.A. Unipersonal
5.434% due 09/21/2007		1,200	1,201
4.990% due 09/19/2008		107,680	107,801
5.135% due 10/21/2008		43,100	43,129
5.220% due 02/06/2009		91,200	91,275
SLM Corp.
5.220% due 01/25/2007		2,700	2,702
5.180% due 01/25/2008		70,798	70,892
5.310% due 07/25/2008		92,830	93,172
5.300% due 01/26/2009		106,650	107,034
5.240% due 07/27/2009		118,815	119,006
5.120% due 03/15/2011		60,000	60,008
Sun Life Canada U.S. Capital Trust
8.526% due 05/29/2049		550	582
Textron Financial Corp.
5.250% due 11/07/2008		16,500	16,517
Toyota Motor Credit Corp.
5.021% due 09/18/2006		500	500
4.250% due 03/15/2010		500	478
Travelers Property Casualty Corp.
5.000% due 03/15/2013		70	67
6.375% due 03/15/2033		33	31
UBS Preferred Funding Trust I
8.622% due 10/29/2049		23,900	26,168
UBS Preferred Funding Trust V
6.243% due 05/12/2049		20,000	19,739
UFJ Finance Aruba AEC
6.750% due 07/15/2013		4,700	4,903
Unicredito Italiano
5.227% due 12/03/2007		19,500	19,551
Unicredito Italiano New York
4.850% due 09/11/2007		47,500	47,453
US Bancorp
5.121% due 04/28/2009		50,000	50,035
USB Capital IX
6.189% due 03/29/2049		30,400	29,758
Vita Capital Ltd.
6.340% due 01/01/2007		19,600	19,665
Wachovia Bank N.A.
5.480% due 06/27/2008		100,000	100,034
4.980% due 03/23/2009		154,900	154,907
5.270% due 05/25/2010		21,100	21,108
5.308% due 12/02/2010		125,000	125,104
Wachovia Corp.
5.176% due 10/28/2008		81,945	82,020
4.970% due 06/01/2010		17,600	17,650
4.990% due 03/15/2011		36,600	36,661
Wells Fargo & Co.
5.125% due 02/15/2007		3,500	3,490
5.340% due 03/10/2008		25,871	25,892
5.010% due 09/15/2009		329,749	330,440
5.000% due 03/23/2010		100,000	100,116
5.145% due 01/12/2011		10,000	10,015

			11,936,669

Industrials 2.9%
Altria Group, Inc.
7.200% due 02/01/2007		37,000	37,192
Amerada Hess Corp.
6.650% due 08/15/2011		200	206
America West Airlines, Inc.
6.870% due 01/02/2017		1,530	1,535
American Airlines, Inc.
6.978% due 04/01/2011		20,365	20,764
BP Canada Finance Co.
3.625% due 01/15/2009		500	478
BP Capital Markets PLC
2.750% due 12/29/2006		225	222
Browning-Ferris Industries, Inc.
6.375% due 01/15/2008		4,000	4,000
Caesars Entertainment, Inc.
9.375% due 02/15/2007		7,128	7,271
8.875% due 09/15/2008		11,245	11,835
7.500% due 09/01/2009		200	208
8.125% due 05/15/2011		8,000	8,470
Chesapeake Energy Corp.
6.875% due 01/15/2016		5,000	4,750
Cisco Systems, Inc.
5.269% due 02/20/2009		73,800	73,927
Coca-Cola Bottling Co. Consolidated
6.850% due 11/01/2007		500	506
Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013		300	334
7.125% due 06/15/2013		400	420
Comcast Corp.
5.850% due 01/15/2010		420	420
7.050% due 03/15/2033		125	127
ConocoPhillips Australia Funding Co.
5.128% due 04/09/2009		215,000	215,359
Continental Airlines, Inc.
7.056% due 09/15/2009		40,459	41,308
7.487% due 10/02/2010		1,215	1,246
6.503% due 06/15/2011		9,220	9,208
6.820% due 05/01/2018		5,389	5,367
7.707% due 04/02/2021		3,053	3,191
Cox Communications, Inc.
5.450% due 12/14/2007		118,475	119,096
CSC Holdings, Inc.
7.250% due 04/15/2012		12,000	11,640
CSX Corp.
5.430% due 08/03/2006		33,057	33,056
DaimlerChrysler N.A. Holding Corp.
6.160% due 08/08/2006		100	100
5.502% due 11/17/2006		8,800	8,804
5.486% due 03/07/2007		199,320	199,394
5.360% due 09/10/2007		15,613	15,664
5.740% due 03/13/2009		61,400	61,488
Delhaize America, Inc.
9.000% due 04/15/2031		5,000	5,508
Dell, Inc.
6.550% due 04/15/2008		80	81
Delta Air Lines, Inc.
7.570% due 05/18/2012		9,750	9,793
EchoStar DBS Corp.
5.750% due 10/01/2008		48,461	47,492
8.240% due 10/01/2008		500	507
El Paso Corp.
7.500% due 08/15/2006		16,075	16,135
7.625% due 08/16/2007		2,000	2,030
6.950% due 12/15/2007		30,600	30,829
6.500% due 06/01/2008		50,832	50,705
7.625% due 09/01/2008		21,341	21,714
6.375% due 02/01/2009		9,000	8,887
6.750% due 05/15/2009		31,669	31,431
7.750% due 06/15/2010		15,500	15,810
7.000% due 05/15/2011		12,000	11,895
9.625% due 05/15/2012		12,700	13,938
7.875% due 06/15/2012		28,600	29,244
8.050% due 10/15/2030		12,000	12,090
7.800% due 08/01/2031		17,100	16,694
7.750% due 01/15/2032		110,810	108,455
7.420% due 02/15/2037		9,000	8,370
El Paso Natural Gas Co.
8.375% due 06/15/2032		20,520	21,928
Enterprise Products Operating LP
4.000% due 10/15/2007		200	195
4.950% due 06/01/2010		50	48
First Data Corp.
4.700% due 08/01/2013		500	467
Fresenius Medical Care Capital Trust
7.875% due 06/15/2011		5,000	5,075
General Electric Co.
5.322% due 12/09/2008		117,775	117,854
Halliburton Co.
6.000% due 08/01/2006		3,615	3,615
Harrah’s Operating Co., Inc.
7.125% due 06/01/2007		9,160	9,251
HCA, Inc.
8.050% due 08/25/2006		15,000	15,116
7.250% due 05/20/2008		4,400	4,480
Hewlett-Packard Co.
5.339% due 05/22/2009		100,000	100,083
Hilton Hotels Corp.
7.625% due 05/15/2008		5,304	5,440
Historic TW, Inc.
8.110% due 08/15/2006		75	75
8.180% due 08/15/2007		180	185
HJ Heinz Co.
6.428% due 12/01/2020		39,300	39,950
Home Depot, Inc.
4.625% due 08/15/2010		215	207
Honeywell International, Inc.
4.960% due 03/13/2009		48,600	48,667
Host Marriott LP
9.500% due 01/15/2007		2,185	2,251
International Business Machines Corp.
5.375% due 02/01/2009		100	100
Kraft Foods, Inc.
4.910% due 11/01/2006		500	498
Kroger Co.
4.910% due 07/15/2006		3,910	3,912
Lyondell Chemical Co.
4.910% due 05/01/2007		13,000	13,260
Mandalay Resort Group
4.910% due 08/01/2007		5,100	5,310
4.910% due 08/01/2008		17,920	19,040
4.910% due 07/31/2009		2,500	2,463
Marathon Oil Corp.
4.910% due 06/01/2007		250	249
Mazda Motor Corp.
4.910% due 07/01/2008 (n)		893	892
10.500% due 07/01/2008 (n)		234	234
MGM Mirage
9.750% due 06/01/2007		21,200	21,889
8.375% due 02/01/2011		15,000	15,450
Norfolk Southern Corp.
6.750% due 02/15/2011		150	156
Northwest Pipeline Corp.
6.625% due 12/01/2007		5,000	5,025
Oracle Corp. & Ozark Holding, Inc.
5.280% due 01/13/2009		127,050	127,216
Parker Hannifin Employee Stock Ownership Trust
6.340% due 07/15/2008		276	277
Pemex Project Funding Master Trust
8.850% due 09/15/2007		1,800	1,861
9.375% due 12/02/2008		51,650	55,524
7.875% due 02/01/2009		3,770	3,921
9.125% due 10/13/2010		85	93
8.000% due 11/15/2011		100,650	106,639
7.375% due 12/15/2014		22,380	23,152
5.750% due 12/15/2015		27,490	25,353
9.250% due 03/30/2018		2,000	2,325
8.625% due 02/01/2022		38,977	43,674
9.500% due 09/15/2027		31,000	37,278
6.625% due 06/15/2035		46,000	41,688
Qwest Communications International, Inc.
7.500% due 02/15/2014		20,783	20,367
Reynolds American, Inc.
6.500% due 06/01/2007		3,000	3,004
Royal Caribbean Cruises Ltd.
5.635% due 08/15/2006		2,000	2,012
5.635% due 03/15/2008		3,250	3,280
SABMiller PLC
5.635% due 07/01/2009		25,000	25,006
Safeway, Inc.
5.315% due 03/27/2009		13,000	13,016
Solectron Corp.
7.970% due 11/15/2006		12,500	12,641
Sonat, Inc.
6.750% due 10/01/2007		4,800	4,800
7.625% due 07/15/2011		23,220	23,568
Southern Natural Gas Co.
6.700% due 10/01/2007		4,000	4,026
Starwood Hotels & Resorts Worldwide, Inc.
7.375% due 05/01/2007		3,500	3,539
Systems 2001 Asset Trust LLC
7.156% due 12/15/2011		22,072	22,635
Target Corp.
5.400% due 10/01/2008		200	199
Tennessee Gas Pipeline Co.
7.000% due 10/15/2028		14,800	13,778
Time Warner, Inc.
6.150% due 05/01/2007		6,100	6,122
6.875% due 05/01/2012		350	362
6.979% due 09/30/2012		4,642	4,652
7.625% due 04/15/2031		120	130
TXU Eastern Funding Co.
6.450% due 05/15/2049 (b)		15,270	763
Tyson Foods, Inc.
6.600% due 04/01/2016		19,200	18,800
Union Pacific Corp.
6.700% due 12/01/2006		1,650	1,656
United Airlines, Inc.
9.200% due 03/22/2008 (b)		3,380	1,504
6.201% due 09/01/2008		11,394	11,401
8.030% due 07/01/2011 (b)		465	475
10.360% due 11/13/2012 (b)		4,171	292
6.071% due 03/01/2013		5,282	5,272
6.602% due 09/01/2013		7,209	7,239
10.020% due 03/22/2014 (b)		11,925	5,307
10.850% due 07/05/2014 (b)		34,111	2,412
10.850% due 02/19/2015 (b)		3,000	1,560
10.125% due 03/22/2015 (b)		14,300	7,329
9.060% due 06/17/2015 (b)		4,078	387
9.210% due 01/21/2017 (b)		10,791	1,565
United Technologies Corp.
5.284% due 06/01/2009		107,000	107,028
United Telecom, Inc.
6.890% due 07/01/2008 (n)		700	696
Valero Energy Corp.
7.800% due 06/14/2010		10,000	10,063
Viacom, Inc.
5.750% due 04/30/2011		32,450	31,906
Waste Management, Inc.
7.375% due 08/01/2010		100	106
Weyerhaeuser Co.
6.125% due 03/15/2007		17	17
Williams Cos., Inc.
6.375% due 10/01/2010		14,200	13,916
Xerox Corp.
9.750% due 01/15/2009		3,000	3,218

			2,667,609

Utilities 1.3%
Alabama Power Co.
5.400% due 08/25/2009		17,000	17,063
American Electric Power Co., Inc.
4.709% due 08/16/2007		4,100	4,051
AT&T, Inc.
5.262% due 05/15/2008		71,100	71,130
5.380% due 11/14/2008		16,400	16,445
4.125% due 09/15/2009		250	238
4.389% due 06/05/2021		285,000	281,832
BellSouth Corp.
5.295% due 11/15/2007		20,298	20,331
British Telecommunications PLC
8.375% due 12/15/2010		200	220
8.875% due 12/15/2030		250	308
Cingular Wireless LLC
6.500% due 12/15/2011		80	82
Citizens Communications Co.
7.625% due 08/15/2008		7,000	7,193
CMS Energy Corp.
9.875% due 10/15/2007		10,000	10,450
8.900% due 07/15/2008		8,552	8,937
7.500% due 01/15/2009		19,300	19,638
Consolidated Edison, Inc.
3.625% due 08/01/2008		50	48
Consolidated Natural Gas Co.
5.375% due 11/01/2006		5,000	4,993
Deutsche Telekom International Finance BV
3.875% due 07/22/2008		29,459	28,486
5.120% due 03/23/2009		14,000	14,016
Dominion Resources, Inc.
5.265% due 09/28/2007		600	601
5.700% due 09/17/2012		100	98
DPL, Inc.
8.000% due 03/31/2009		28,000	29,361
Entergy Gulf States, Inc.
5.610% due 12/08/2008		24,140	24,177
5.220% due 12/01/2009		15,000	14,856
5.700% due 06/01/2015		50	47
Exelon Corp.
6.750% due 05/01/2011		200	207
FirstEnergy Corp.
5.500% due 11/15/2006		19,000	18,979
Florida Power Corp.
5.570% due 11/14/2008		7,900	7,911
France Telecom S.A.
7.750% due 03/01/2011		870	935
Georgia Power Co.
5.351% due 02/17/2009		14,550	14,606
KT Corp.
4.910% due 07/15/2015		100	91
MidAmerican Energy Holdings Co.
6.125% due 04/01/2036		43,600	40,890
Mountain States TEL & TEL
6.000% due 08/01/2007		2,070	2,080
New Cingular Wireless Services, Inc.
8.125% due 05/01/2012		250	275
Nextel Communications, Inc.
7.375% due 08/01/2015		20,000	20,371
Niagara Mohawk Power Corp.
7.750% due 10/01/2008		125	130
Nisource Finance Corp.
3.628% due 11/01/2006		300	298
5.764% due 11/23/2009		25,300	25,351
Ohio Edison Co.
5.450% due 05/01/2015		350	331
Progress Energy, Inc.
6.050% due 04/15/2007		14,250	14,282
5.527% due 01/15/2010		400	402
7.100% due 03/01/2011		50	52
PSEG Power LLC
6.950% due 06/01/2012		172	179
5.000% due 04/01/2014		400	370
Public Service Enterprise Group, Inc.
5.305% due 09/21/2008		300	301
Qwest Capital Funding, Inc.
7.750% due 08/15/2006		8,300	8,342
6.375% due 07/15/2008		8,700	8,613
7.000% due 08/03/2009		15,500	15,306
Qwest Corp.
5.625% due 11/15/2008		5,000	4,900
8.875% due 03/15/2012		26,725	28,329
8.160% due 06/15/2013		2,800	2,975
7.625% due 06/15/2015		2,000	1,985
7.500% due 06/15/2023		6,850	6,456
7.200% due 11/10/2026		2,150	1,973
Ras Laffan Liquefied Natural Gas Co. Ltd.
3.437% due 09/15/2009		41	40
5.298% due 09/30/2020		750	695
Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020		57,100	53,335
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027		40,650	37,959
Southern California Edison Co.
4.965% due 12/13/2007		38,080	38,092
Southwestern Public Service Co.
5.125% due 11/01/2006		10,690	10,667
Sprint Capital Corp.
6.000% due 01/15/2007		37,670	37,725
7.625% due 01/30/2011		420	447
8.375% due 03/15/2012		750	830
TECO Energy, Inc.
5.934% due 01/15/2007		1,600	40,413
TXU Energy Co. LLC
7.000% due 03/15/2013		420	429
United Telephone Company of the Northwest
6.890% due 07/01/2008 (n)		2,760	2,746
Verizon Global Funding Corp.
6.125% due 06/15/2007		150	151
5.300% due 08/15/2007		143,200	143,268
7.250% due 12/01/2010		200	210
7.375% due 09/01/2012		200	213
Verizon New England, Inc.
6.500% due 09/15/2011		300	300
Verizon North, Inc.
5.634% due 01/01/2021		3,000	2,744
5.604% due 01/01/2022		3,000	2,754
Verizon Virginia, Inc.
4.625% due 03/15/2013		500	450
Verizon Wireless Capital LLC
5.375% due 12/15/2006		15,335	15,320

			1,190,309

Total Corporate Bonds & Notes (Cost $15,682,473)			15,794,587

MUNICIPAL BONDS & NOTES 1.3%
Alabama State General Obligation Notes, Series 2002
5.410% due 09/01/2021		13,228	13,324
Austin, Texas Water & Wastewater Utilities Revenue Bonds, (AMBAC Insured), Series 2005
8.190% due 05/15/2035		1,955	2,034
Badger, Wisconsin Tobacco Asset Securitization Corporations Revenue Notes, Series 2002
5.750% due 06/01/2011		8,515	8,936
6.000% due 06/01/2017		1,000	1,056
6.375% due 06/01/2032		7,300	7,826
Bastrop, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2005
5.000% due 02/15/2037		4,075	4,251
Birmingham, Alabama General Obligation Bonds, (AMBAC Insured), Series 2002
5.000% due 12/01/2032		3,000	3,039
California State Department of Water Resources Revenue Bonds, Series 2000
6.310% due 12/01/2029		2,500	2,540
California State Tobacco Securitization Agency Revenue Bonds, Series 2002
6.125% due 06/01/2038		2,000	2,099
6.125% due 06/01/2043		2,000	2,096
California State Tobacco Securitization Agency Revenue Notes, Series 2002
5.750% due 06/01/2029		3,000	3,118
Chicago, Illinois Board of Education General Obligation Bonds, (FGIC Insured), Series 1999
5.300% due 12/01/2028		21,000	6,678
Chicago, Illinois General Obligation Bonds, (FSA Insured), Series 2006
6.123% due 01/01/2038		7,810	7,176
Chicago, Illinois General Obligation Revenue Notes, (FSA Insured), Series 2006
6.386% due 01/01/2014		8,310	7,997
Chicago, Illinois Housing Authority Revenue Notes, Series 2001
5.375% due 07/01/2018		400	429
City of Houston, Texas Utilities System Revenue Bonds, Series 2005
4.750% due 11/15/2035		15,000	14,583
City of Knoxville, Tennessee Waste Water System Revenue Bonds, (MBIA Insured) Series 2005
4.910% due 04/01/2037		16,250	16,502
Cook County, Illinois General Obligation Notes, (AMBAC Insured), Series 2006
6.103% due 11/15/2013		3,765	3,568
6.104% due 11/15/2013		6,680	6,422
County of Clark, Nevada General Obligation Bonds, (FGIC Insured), Series 2006
6.122% due 11/01/2013		2,830	2,706
Cypress-Fairbanks, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2006
6.123% due 02/15/2014		4,335	4,117
Dallas, Texas Independent School District General Obligation Bond, (PSF-GTD Insured), Series 2004
5.000% due 08/15/2031		15,000	15,239
Detroit, Michigan School District General Obligation Bonds, (FGIC Insured), Series 1998
4.750% due 05/01/2028		4,500	4,476
Frisco, Texas Independent School District General Obligation Bonds, (PSF Insured), Series 2002
0.000% due 08/15/2034		5,265	1,227
5.760% due 08/15/2032		12,190	3,167
Gainesville, Florida Utilities Systems Revenue Bonds, (FSA Insured), Series 2005
7.440% due 10/01/2036		2,275	2,062
Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
6.250% due 06/01/2033		192,975	210,424
6.750% due 06/01/2039		8,300	9,293
7.875% due 06/01/2042		5,000	5,991
7.900% due 06/01/2042		30	36
Golden State, California Tobacco Securitization Corporations Revenue Notes, Series 2003
5.000% due 06/01/2021		2,060	2,070
Houston, Texas Water & Sewer System Revenue Bonds, (FSA Insured), Series 1998
5.500% due 12/01/2028		8,720	2,816
Illinois State Educational Facilities Authority Revenue Bonds, Series 2005
6.580% due 12/01/2033		5,000	5,179
Illinois State Educational Facilities Authority Revenue Notes, Series 2005
6.580% due 07/01/2033		1,195	1,236
Illinois State General Obligation Notes, (MBIA Insured), Series 2002
4.750% due 10/01/2027		3,295	3,307
Illinois State General Obligation Notes, Series 2005
6.270% due 03/01/2034		37,204	38,429
Illinois State Metropolitan Pier & Exposition Authority Revenue Bonds, (MBIA Insured), Series 2002
5.970% due 12/15/2032		55,000	14,598
Indiana State Anderson School Building Corporation Revenue Notes, (FSA State Aid Withholding Insured), Series 2006
4.750% due 01/15/2027		2,715	2,704
4.750% due 01/15/2028		2,000	1,987
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2001
5.600% due 06/01/2035		1,350	1,450
Iowa State Tobacco Settlement Authority Revenue Notes, Series 2005
6.500% due 06/01/2023		60,695	59,701
Los Angeles County, California Department of Water & Power Revenue Notes, (FSA Insured), Series 2005
4.910% due 07/01/2030		20,000	19,718
Los Angeles, California Department of Water & Power Revenue Notes, (FSA insured), Series 2006
4.910% due 07/01/2013		5,900	5,431
Louisiana State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
5.875% due 05/15/2039		18,745	19,645
Massachusetts State Water Resources Authority Revenue Bonds, (MBIA Insured), Series 2005
4.910% due 08/01/2034		5,000	5,265
Mercer County, New Jersey Improvement Authority Revenue Notes, Series 2000
4.910% due 01/01/2018		2,475	2,846
Michigan State Grosse Pointe Public School System General Obligation Notes, Series 2005
6.330% due 05/01/2027		5,455	5,589
Nevada State System of Higher Education Revenue Notes, (AMBAC Insured), Series 2005
8.190% due 07/01/2030		3,335	3,539
Nevada State Truckee Meadows Water Authority Revenue Bonds, (MBIA Insured), Series 2005
5.000% due 07/01/2036		1,853	1,941
New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
5.750% due 06/01/2032		3,835	3,996
6.000% due 06/01/2037		9,095	9,578
6.125% due 06/01/2042		7,065	7,481
New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2003
6.375% due 06/01/2032		112,415	121,884
6.750% due 06/01/2039		1,000	1,112
New Jersey State Tobacco Settlement Financing Corporations Revenue Notes, Series 2003
6.125% due 06/01/2024		13,000	13,923
New Jersey State Transportation Trust Fund Authority Revenue Notes, (FSA Insured), Series 2005
7.290% due 12/15/2016		500	598
New Jersey State University of Medicine & Dentistry Certificates of Participation Bonds, (MBIA Insured), Series 2004
5.000% due 06/15/2036		5,000	5,075
New York City, New York General Obligation Bonds, Series 2004
5.000% due 11/01/2034		2,710	2,743
New York City, New York General Obligation Bonds, Series 2005
6.200% due 03/01/2035		11,500	11,789
New York City, New York General Obligation Notes, Series 2005
5.000% due 03/01/2030		22,900	23,220
New York City, New York Municipal Finance Authority Water & Sewer Revenue Bonds, Series 2006-C
4.750% due 06/15/2033		29,075	28,468
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2003
5.000% due 06/15/2035		90	91
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2004
5.000% due 06/15/2035		16,100	16,342
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2005
5.000% due 06/15/2039		18,468	19,224
6.590% due 06/15/2037		57,500	59,237
6.590% due 06/15/2038		20,800	21,428
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2000
7.290% due 11/01/2024		500	565
New York State Dormitory Authority Revenue Notes, (FHA Insured), Series 2004
6.650% due 08/15/2030		27,700	31,258
Northside, Texas Independent School District General Obligation Bonds, (PSF Insured), Series 2005
6.580% due 02/15/2035		4,023	4,124
Pennsylvania State Higher Educational Facilties Authority Revenue Notes, Series 2006
6.426% due 07/15/2013		6,375	5,904
Rhode Island State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.125% due 06/01/2032		7,000	7,314
San Francisco City & County Public Utilities Commission Water Revenue Bonds, (FSA Insured), Series 2006
4.750% due 11/01/2036		71,250	69,348
South Carolina State Tobacco Settlement Revenue Management Authority Revenue Notes, Series 2001
6.375% due 05/15/2028		3,400	3,629
Southbridge, Massachusetts Associations Corporations Revenue Notes, (MBIA Insured), Series 2000
7.590% due 02/01/2022		31,105	35,047
Taxes State Plano Independent School District General Obligation Notes, (PSF Insured), Series 2006
4.750% due 02/15/2031		6,320	6,194
Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035		118,400	115,669
University of Iowa Facilities Corporations Revenue Notes, (AMBAC Insured), Series 2002
4.750% due 06/01/2028		3,120	3,133
University of Texas Permanent Fund Revenue Notes, Series 2005
5.770% due 07/01/2030		33,605	33,737
Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2005
5.625% due 06/01/2037		10,050	10,351
Virginia State Tobacco Settlement Financing Corporations Revenue Notes, Series 2005
5.500% due 06/01/2026		1,050	1,074
Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
6.625% due 06/01/2032		6,850	7,489
Wisconsin State Clean Water Revenue Notes, Series 2002
6.460% due 06/01/2023		500	540

Total Municipal Bonds & Notes (Cost $1,207,507)			1,251,428

U.S. GOVERNMENT AGENCIES 54.1%
Fannie Mae
0.000% due 09/01/2007 - 08/25/2023 (c)(e)		$78	68
0.950% due 03/25/2009 (d)		1,961	19
1.000% due 09/25/2023		12	12
3.000% due 08/25/2009		11,364	11,321
3.500% due 02/25/2008		500	487
3.506% due 12/01/2033		4,684	4,667
3.854% due 10/01/2033		163,775	159,350
3.868% due 08/01/2033		78	75
3.970% due 07/01/2019		17	17
4.000% due 02/25/2009 - 09/01/2020 (e)		4,307	3,999
4.006% due 02/25/2023 (d)		830	24
4.205% due 10/01/2034		23,887	23,621
4.223% due 11/01/2034		7,062	6,979
4.244% due 12/01/2018		263	261
4.271% due 03/01/2034		14,703	14,271
4.292% due 02/01/2035		23,299	22,959
4.344% due 12/01/2034		6,176	6,104
4.377% due 11/01/2034		6,617	6,449
4.382% due 03/01/2034		25,929	25,398
4.392% due 10/01/2034		11,909	11,780
4.400% due 10/01/2034		10,466	10,396
4.476% due 05/01/2035		72,418	70,563
4.477% due 07/01/2035		12,376	12,143
4.486% due 09/01/2017 - 02/01/2028 (e)		2,515	2,493
4.490% due 10/01/2020		45	45
4.496% due 05/01/2035		14,859	14,587
4.500% due 06/21/2010 - 12/01/2035 (e)		180,976	171,894
4.506% due 07/01/2035		10,893	10,715
4.534% due 08/01/2035		19,223	18,909
4.540% due 09/01/2024		448	448
4.546% due 03/01/2033 - 05/28/2035 (e)		1,348	1,348
4.547% due 06/01/2035		8,945	8,818
4.564% due 01/01/2021		24	23
4.597% due 09/01/2019		1,031	1,034
4.605% due 06/01/2015		428	424
4.624% due 02/01/2028		54	54
4.660% due 02/01/2035		8,131	7,970
4.662% due 11/01/2035		36,447	35,183
4.665% due 07/01/2034		66	65
4.666% due 09/01/2035		6,020	5,937
4.667% due 04/26/2035		13,889	13,896
4.671% due 11/01/2024		3,678	3,677
4.680% due 12/01/2012		380	361
4.685% due 02/25/2036		46,500	45,056
4.695% due 02/01/2035		8,457	8,285
4.698% due 01/01/2018 - 05/01/2035 (e)		47,217	45,984
4.699% due 06/01/2035		26,176	25,375
4.704% due 11/01/2035		11,206	11,026
4.716% due 09/01/2035		24,635	24,272
4.721% due 11/01/2019		216	216
4.730% due 09/01/2035		35,767	35,311
4.756% due 11/01/2034		7,761	7,642
4.763% due 06/01/2035		6,386	6,173
4.774% due 12/01/2034		778	766
4.782% due 08/01/2035		9,131	8,892
4.801% due 09/01/2014		53	53
4.810% due 09/22/2006		338,475	338,443
4.814% due 11/01/2035		23,762	23,140
4.820% due 06/01/2023		22	22
4.823% due 09/01/2034		56,683	55,885
4.883% due 02/01/2022		217	219
4.902% due 02/01/2035		18,155	17,899
4.916% due 01/01/2035		35,150	34,665
4.932% due 05/01/2023 - 07/01/2035 (e)		7,875	7,645
4.935% due 01/01/2035		29,284	28,881
4.950% due 06/01/2022		106	107
4.954% due 01/01/2035		37,918	37,421
4.984% due 05/01/2017		3	3
5.000% due 03/01/2009 - 09/25/2042 (e)		11,787,420	11,138,974
5.011% due 06/01/2035		2,073	2,043
5.025% due 11/01/2022		23	23
5.034% due 07/01/2019		137	137
5.078% due 07/01/2024		171	172
5.088% due 09/01/2044 - 10/01/2044 (e)		127,554	128,142
5.089% due 03/01/2023		496	500
5.107% due 07/01/2035		7,688	7,534
5.121% due 07/25/2035		10,767	10,774
5.131% due 09/25/2035		370	370
5.132% due 10/01/2019		607	607
5.159% due 04/01/2027		10	10
5.173% due 05/01/2030		29	29
5.182% due 08/01/2025		1,579	1,565
5.210% due 05/01/2023		447	451
5.211% due 03/25/2036		43,071	43,101
5.226% due 06/01/2024		102	103
5.231% due 08/25/2034		691	691
5.247% due 09/01/2022		235	238
5.250% due 01/28/2013		500	486
5.288% due 10/01/2030 - 10/01/2040 (e)		10,803	10,889
5.289% due 08/01/2027		196	200
5.325% due 03/01/2019 - 07/01/2024 (e)		2,338	2,364
5.332% due 07/01/2021		48	49
5.366% due 05/01/2014		151	152
5.374% due 09/01/2024		317	318
5.375% due 03/01/2023		92	91
5.382% due 12/01/2020		1,331	1,341
5.391% due 04/01/2027		165	167
5.402% due 10/01/2024		67	68
5.406% due 11/01/2025		851	862
5.414% due 02/01/2021		216	218
5.420% due 11/01/2023		67	68
5.430% due 06/01/2022 - 08/01/2027 (e)		2,173	2,186
5.431% due 07/25/2021 - 05/25/2042 (e)		7,870	7,894
5.442% due 05/01/2024		287	294
5.470% due 07/01/2026		40	40
5.481% due 04/18/2028 - 05/25/2031 (e)		1,189	1,192
5.500% due 01/01/2033 - 02/01/2035 (e)(g)		468,079	449,614
5.500% due 05/01/2008 - 07/13/2036 (e)		33,934,109	32,660,101
5.501% due 10/01/2027		281	285
5.530% due 02/01/2020		74	75
5.531% due 09/25/2030 - 10/18/2030 (e)		2,231	2,251
5.535% due 10/01/2027		492	503
5.540% due 06/01/2025		331	336
5.542% due 05/01/2026		84	86
5.545% due 03/01/2023		1,415	1,427
5.548% due 01/01/2020		1,398	1,404
5.560% due 05/01/2022		27	28
5.573% due 09/01/2021		35	36
5.581% due 03/25/2017 - 08/25/2030 (e)		3,328	3,364
5.596% due 05/01/2025		421	427
5.597% due 04/01/2026		75	77
5.608% due 05/01/2021 - 01/01/2026 (e)		216	220
5.618% due 08/01/2031		248	253
5.630% due 06/01/2023		182	184
5.649% due 02/01/2020		19	19
5.650% due 11/01/2025		269	272
5.666% due 09/01/2022 - 08/01/2026 (e)		449	453
5.668% due 09/01/2023		266	272
5.685% due 09/01/2034		649	646
5.702% due 11/01/2025		60	62
5.721% due 12/01/2036		785	781
5.722% due 12/01/2022		58	58
5.729% due 04/01/2027		111	113
5.730% due 06/01/2022		17	17
5.750% due 12/20/2027		1,985	1,943
5.781% due 08/01/2027		3,809	3,869
5.832% due 08/01/2022		1,897	1,934
5.834% due 09/01/2025		100	102
5.870% due 02/01/2018		52	52
5.872% due 12/01/2017		1,128	1,137
5.874% due 04/01/2027		112	113
5.897% due 03/01/2025		1,281	1,295
5.932% due 02/01/2021		175	177
5.940% due 11/01/2023		163	165
5.950% due 06/01/2025		987	1,010
5.958% due 02/01/2027		620	628
5.960% due 04/01/2018		268	272
5.974% due 11/01/2025		367	371
5.981% due 04/25/2032		90	92
5.993% due 09/01/2021		9	9
6.000% due 02/01/2009 - 08/14/2036 (e)		839,558	830,782
6.024% due 12/01/2025		425	434
6.034% due 10/01/2024		203	209
6.049% due 02/01/2028		97	99
6.063% due 12/01/2025		468	474
6.064% due 12/01/2023		144	148
6.070% due 12/01/2017		25	25
6.090% due 12/01/2008		45	45
6.101% due 04/01/2024		547	555
6.102% due 07/01/2032		231	225
6.103% due 01/01/2024		167	170
6.140% due 10/01/2026		25	26
6.153% due 12/01/2023		23	23
6.170% due 01/01/2024		185	187
6.181% due 09/01/2029		12	13
6.190% due 12/01/2023		299	301
6.210% due 11/01/2023 - 03/01/2026 (e)		93	95
6.250% due 01/25/2008 - 02/25/2029 (e)		19,189	19,213
6.270% due 09/25/2007		1,486	1,486
6.287% due 10/01/2023		47	49
6.290% due 02/25/2029		500	511
6.300% due 10/17/2038		22,405	22,813
6.320% due 10/01/2013		4,003	4,070
6.325% due 12/01/2023		313	319
6.370% due 02/25/2013		28,500	28,651
6.386% due 08/01/2023		120	121
6.390% due 05/25/2036		36,782	37,388
6.406% due 11/01/2021		87	88
6.469% due 10/01/2024		20	20
6.480% due 01/01/2011		97	100
6.500% due 06/01/2008 - 06/25/2044 (e)		275,625	278,628
6.500% due 09/25/2008 - 10/25/2022 (d)(e)		55	58
6.531% due 12/01/2027		834	846
6.555% due 08/01/2028		2,067	2,125
6.615% due 02/01/2026		80	81
6.681% due 11/01/2025		87	89
6.730% due 11/01/2007		1,002	1,007
6.740% due 08/25/2007		425	428
6.750% due 10/25/2023		515	527
6.900% due 05/25/2023		88	90
6.974% due 02/01/2033		10	10
6.996% due 06/01/2007		26	26
7.000% due 02/01/2007 - 01/25/2048 (e)		25,928	26,566
7.110% due 10/01/2009		470	484
7.250% due 01/01/2008 - 01/01/2023 (e)		2,433	2,465
7.270% due 06/01/2007		132	132
7.375% due 05/25/2022		1,894	1,953
7.386% due 06/01/2030		531	525
7.460% due 08/01/2029		3,700	4,014
7.500% due 09/25/2008 - 08/25/2023 (e)		2,889	86
7.500% due 11/01/2010 - 07/25/2031 (e)		4,379	7,646
7.626% due 09/25/2008		301	304
7.697% due 08/01/2027		38	39
7.738% due 05/01/2027		105	107
7.750% due 06/01/2009 - 01/25/2022 (e)		2,782	2,906
7.780% due 01/01/2018		2,109	2,368
7.800% due 10/25/2022		379	397
7.850% due 07/01/2018		6,171	6,939
7.900% due 11/01/2026 - 12/01/2026 (e)		94	95
7.920% due 03/01/2018		2,607	2,957
7.980% due 05/01/2030		6,336	6,761
8.000% due 12/01/2007 - 06/01/2032 (e)		6,673	7,014
8.000% due 08/18/2027 (d)		17	4
8.060% due 04/01/2030		1,762	1,898
8.080% due 04/01/2030		967	1,042
8.250% due 10/01/2008 - 02/01/2017 (e)		27	29
8.490% due 06/01/2025		914	996
8.500% due 01/01/2007 - 10/01/2032 (e)		5,334	5,701
8.750% due 01/25/2021		358	382
9.000% due 11/01/2006 - 12/01/2027 (e)		2,729	2,931
9.250% due 04/25/2018		34	35
9.300% due 05/25/2018 - 08/25/2019 (e)		102	109
9.490% due 09/25/2028		1,163	1,217
9.500% due 11/01/2009 - 07/01/2022 (e)		1,699	1,846
9.750% due 11/01/2008		2	2
10.000% due 08/01/2009 - 05/01/2022 (e)		224	243
10.500% due 11/01/2013 - 04/01/2022 (e)		92	98
11.000% due 11/01/2013 - 11/01/2020 (e)		245	272
11.500% due 08/20/2016 - 11/01/2019 (e)		13	14
12.000% due 05/01/2016		2	2
12.500% due 10/01/2015		5	6
13.250% due 09/01/2011		3	3
14.750% due 08/01/2012		33	37
15.000% due 10/01/2012		61	68
15.500% due 10/01/2012 - 12/01/2012 (e)		5	6
15.750% due 12/01/2011 - 08/01/2012 (e)		25	28
16.000% due 09/01/2012		35	39
22.425% due 09/25/2008 (d)		1	6
903.213% due 08/25/2021 (d)		0	11
1000.000% due 04/25/2022 (d)		0	10
Federal Farm Credit Bank
4.917% due 03/01/2007		2,000	2,001
Federal Home Loan Bank
2.375% due 08/15/2006		500	498
4.200% due 02/05/2007 - 10/21/2009 (e)		48,595	46,773
5.610% due 02/11/2009		45	45
6.375% due 08/15/2006		100	100
Federal Housing Administration
2.900% due 05/01/2008		68	66
6.755% due 03/01/2041		15,721	15,406
6.780% due 07/25/2040		7,370	7,223
6.875% due 11/01/2015		2,209	2,198
6.880% due 02/01/2041		11,187	11,131
6.896% due 07/01/2020		13,413	13,346
6.900% due 12/01/2040		22,204	22,149
6.960% due 05/01/2016		5,124	5,112
6.997% due 09/01/2019		127	127
7.110% due 05/01/2019		2,295	2,295
7.211% due 12/01/2021		786	786
7.310% due 06/01/2041		23,045	22,929
7.315% due 08/01/2019		5,628	5,628
7.350% due 04/01/2019 - 11/01/2020 (e)		685	686
7.375% due 02/01/2018		175	175
7.400% due 01/25/2020 - 02/01/2021 (e)		6,206	6,237
7.430% due 10/01/2018 - 06/25/2024 (e)		23,443	23,618
7.450% due 05/01/2021		2,578	2,597
7.460% due 01/01/2023		607	612
7.465% due 11/01/2019		4,890	4,926
7.500% due 03/01/2032		3,218	3,202
7.580% due 12/01/2040		7,246	7,264
7.630% due 08/01/2041		17,372	17,415
7.780% due 11/01/2040		7,245	7,245
8.250% due 01/01/2041		4,628	4,628
8.375% due 02/01/2012		199	202
8.450% due 07/01/2012		372	376
Freddie Mac
2.750% due 08/15/2006		500	498
3.000% due 06/15/2009		10	10
3.500% due 10/15/2011 - 07/15/2032 (e)		11,814	11,574
3.599% due 12/01/2026		1,115	1,108
3.750% due 05/15/2015		1,969	1,957
4.000% due 08/17/2007 - 12/15/2024 (e)		122,682	119,755
4.160% due 10/25/2023		275	271
4.250% due 03/15/2017 - 04/15/2023 (e)		27,222	26,701
4.499% due 03/01/2022		1,989	2,001
4.500% due 11/01/2008 - 05/01/2034 (e)		49,044	48,042
4.542% due 08/01/2035		2,018	1,989
4.557% due 05/01/2021 - 01/01/2034 (e)		19,532	19,153
4.620% due 09/01/2035		30,475	29,916
4.650% due 07/01/2035		33,043	32,483
4.691% due 12/01/2018		558	556
4.694% due 01/01/2022		116	115
4.718% due 06/01/2035		9,435	9,130
4.738% due 08/15/2032		7,482	7,479
4.750% due 09/15/2007 (d)		154	2
4.762% due 01/01/2021		50	49
4.831% due 03/01/2035		7,187	7,059
4.847% due 11/01/2035		43,400	42,553
4.859% due 10/01/2035		49,521	48,231
4.875% due 06/01/2017 - 09/01/2018 (e)		112	111
4.900% due 10/01/2035		33,765	32,905
4.905% due 02/01/2019		166	166
4.916% due 10/01/2035		44,766	43,642
4.947% due 11/01/2035		32,752	31,983
4.992% due 12/01/2019		5	5
4.998% due 02/01/2019		376	375
5.000% due 03/15/2025		125	123
5.000% due 02/01/2007 - 09/01/2035 (e)		471,566	460,390
5.065% due 10/01/2022		51	51
5.088% due 02/25/2045		46,153	45,824
5.111% due 05/01/2023		17	17
5.141% due 10/01/2020		11	12
5.144% due 09/01/2023		31	32
5.152% due 05/01/2035		57,263	56,251
5.211% due 10/25/2044		32,319	32,543
5.230% due 06/01/2022		676	687
5.257% due 06/01/2022		55	56
5.281% due 11/15/2024		7,114	7,130
5.282% due 05/01/2020		102	102
5.297% due 06/01/2022		236	239
5.302% due 05/01/2023		168	171
5.341% due 08/25/2031		396	398
5.348% due 05/01/2023 - 02/01/2026 (e)		549	556
5.411% due 07/25/2044		1,067	1,064
5.426% due 10/01/2020		279	281
5.431% due 03/15/2025 - 12/15/2029 (e)		5,230	5,240
5.481% due 06/15/2031		1,166	1,176
5.485% due 07/01/2022		114	117
5.494% due 09/01/2023		902	918
5.500% due 10/01/2008 - 07/13/2036 (e)		6,902	6,697
5.507% due 08/01/2023		890	908
5.519% due 07/01/2023		97	98
5.521% due 08/01/2023		151	154
5.525% due 06/01/2024		273	279
5.531% due 11/15/2030 - 12/15/2031 (e)		58	58
5.549% due 06/15/2031		11,837	11,838
5.561% due 02/01/2025		41	41
5.575% due 07/01/2027		27	27
5.581% due 09/15/2030 - 01/15/2032 (e)		359	361
5.595% due 08/01/2023		147	149
5.599% due 06/15/2018		117	118
5.617% due 07/01/2020		210	212
5.638% due 07/01/2030		1,824	1,861
5.647% due 10/01/2024		480	488
5.664% due 09/01/2023		494	503
5.671% due 03/01/2021		1,431	1,421
5.682% due 10/01/2026		619	632
5.687% due 07/01/2024		239	241
5.693% due 11/01/2020		240	244
5.713% due 09/01/2023		262	268
5.737% due 08/01/2023		92	93
5.739% due 07/01/2032		11	11
5.765% due 12/01/2022		47	48
5.771% due 05/01/2020		26	26
5.778% due 03/01/2024		347	351
5.780% due 01/01/2019		64	65
5.781% due 05/01/2018		405	401
5.786% due 05/01/2023		218	218
5.787% due 10/01/2023		273	281
5.792% due 06/01/2024		935	953
5.817% due 09/01/2027		109	111
5.821% due 11/01/2023		503	514
5.830% due 04/01/2024		1,337	1,363
5.875% due 12/01/2016		262	263
5.877% due 11/01/2028		1,633	1,661
5.881% due 08/01/2023		1	1
5.903% due 02/15/2008		154	2
5.903% due 10/01/2023		220	354
5.907% due 06/01/2021		648	658
5.910% due 08/01/2023		1,819	1,857
5.928% due 11/01/2026		1,163	1,187
5.939% due 05/01/2018		458	456
5.944% due 07/01/2019 - 10/01/2023 (e)		611	624
5.946% due 02/01/2021		10	10
5.947% due 09/01/2028		6	6
5.950% due 06/15/2028		36,896	35,966
5.951% due 01/01/2028		55	56
5.954% due 10/01/2023		651	661
5.965% due 09/01/2023		341	344
5.990% due 01/01/2024		116	119
6.000% due 02/15/2008 - 07/13/2036 (e)		262,704	260,735
6.016% due 07/01/2019		10	10
6.046% due 04/01/2029		241	246
6.048% due 04/01/2023		26	27
6.057% due 11/01/2023		11	11
6.081% due 05/25/2043		22,727	23,189
6.090% due 10/25/2023		1,377	1,403
6.138% due 12/01/2023		266	272
6.146% due 07/01/2023		363	368
6.196% due 10/01/2023		221	223
6.200% due 12/15/2008		1,063	1,064
6.250% due 04/15/2023 - 12/15/2028 (e)		8,451	8,494
6.281% due 04/01/2025		311	317
6.400% due 10/15/2008 (d)		3	0
6.415% due 01/01/2024		78	81
6.461% due 06/01/2020		279	287
6.500% due 11/15/2008 - 09/15/2023 (d)(e)		161	10
6.500% due 04/01/2008 - 07/25/2043 (e)		502,551	508,416
6.556% due 02/01/2023		240	243
6.575% due 01/01/2019		2	2
6.885% due 05/01/2018		63	63
6.950% due 07/15/2021 - 08/15/2021 (e)		69	69
7.000% due 08/15/2008 - 09/15/2023 (d)(e)		155	13
7.000% due 12/01/2007 - 10/25/2043 (e)		73,467	74,868
7.250% due 01/01/2007 - 07/01/2010 (e)		1	1
7.500% due 02/01/2007 - 07/01/2032 (e)		26,836	27,673
7.645% due 05/01/2025		6,046	6,511
7.750% due 10/01/2011		1	1
7.941% due 01/25/2012		577	573
8.000% due 07/01/2006 - 09/15/2024 (e)		7,898	8,032
8.250% due 12/01/2007 - 06/15/2022 (e)		386	386
8.500% due 02/01/2008 - 06/01/2030 (e)		4,359	4,407
8.750% due 04/01/2009 - 12/15/2020 (e)		177	177
8.900% due 11/15/2020		1,533	1,528
9.000% due 04/01/2009 - 07/01/2030 (e)		1,071	1,074
9.000% due 05/15/2022 (d)		9	1
9.250% due 10/01/2009 - 07/01/2017 (e)		5	5
9.500% due 09/01/2016 - 12/01/2022 (e)		984	1,030
9.750% due 11/01/2008 - 05/01/2009 (e)		2	1
10.000% due 11/01/2011 - 03/01/2021 (e)		110	118
10.100% due 09/01/2016		120	131
10.250% due 04/01/2009 - 07/01/2009 (e)		107	112
10.500% due 10/01/2017 - 01/01/2021 (e)		46	50
10.750% due 09/01/2009 - 12/01/2015 (e)		63	65
11.000% due 06/01/2011 - 05/01/2020 (e)		90	97
11.250% due 10/01/2009 - 09/01/2015 (e)		6	6
11.500% due 01/01/2018		7	7
12.500% due 12/01/2012		3	3
13.250% due 10/01/2013		60	67
14.000% due 04/01/2016		4	4
15.500% due 08/01/2011 - 11/01/2011 (e)		3	3
16.250% due 05/01/2011		1	1
1007.500% due 02/15/2022 (d)		0	1
Government National Mortgage Association
3.750% due 02/20/2032		3,346	3,323
4.125% due 02/20/2016		42	42
4.250% due 01/20/2028 - 03/20/2030 (e)		13,601	13,576
4.375% due 02/20/2017 - 05/20/2030 (e)		102,903	103,123
4.500% due 07/20/2028 - 07/15/2033 (e)		18,592	18,053
4.625% due 03/20/2018		18	18
4.750% due 08/20/2020 - 09/20/2027 (e)		51,343	51,454
4.875% due 04/20/2023		46	46
5.000% due 02/20/2031 - 08/16/2033 (e)		2,815	2,710
5.000% due 11/20/2032 - 05/20/2033 (e)		1,286	1,279
5.125% due 12/20/2015 - 12/20/2029 (e)		46,476	46,737
5.375% due 04/20/2022 - 03/20/2028 (e)		5,614	5,632
5.481% due 06/20/2030 - 02/16/2032 (e)		317	318
5.500% due 05/20/2032		400	384
5.500% due 10/15/2032 - 11/15/2033 (e)		147	142
5.531% due 10/16/2030		1,705	1,720
5.581% due 02/16/2030 - 04/16/2032 (e)		5,770	5,829
5.608% due 03/16/2032		234	236
5.625% due 02/20/2018		70	69
5.631% due 12/16/2025		190	192
5.650% due 10/15/2012		6	5
5.681% due 02/16/2030		3,853	3,901
5.731% due 02/16/2030		1,814	1,838
6.000% due 10/15/2008 - 12/15/2033 (e)		44,842	44,643
6.500% due 10/15/2008 - 07/15/2040 (e)		89,077	90,393
6.670% due 08/15/2040		930	933
6.750% due 06/20/2028 - 10/16/2040 (e)		42,559	43,814
7.000% due 11/15/2007 - 11/15/2032 (e)		12,141	12,463
7.250% due 07/16/2028		7	7
7.500% due 04/15/2007 - 05/15/2032 (e)		13,306	13,647
7.700% due 06/15/2031		6,600	6,892
7.750% due 08/20/2025		25	26
8.000% due 08/15/2006 - 09/15/2031 (e)		1,553	1,642
8.250% due 02/15/2007 - 04/15/2020 (e)		183	193
8.500% due 09/15/2009 - 04/15/2031 (e)		1,041	1,114
8.750% due 07/15/2007		1	1
9.000% due 08/15/2008 - 08/15/2030 (e)		1,276	1,365
9.250% due 12/20/2016		3	3
9.500% due 11/15/2008 - 07/15/2025 (e)		881	955
10.000% due 11/15/2009 - 02/15/2025 (e)		750	820
10.250% due 02/20/2019		10	11
10.500% due 12/15/2015 - 09/15/2021 (e)		138	150
11.000% due 01/15/2010 - 04/20/2019 (e)		34	36
11.500% due 04/15/2013 - 10/15/2015 (e)		24	26
12.000% due 11/15/2012 - 05/15/2016 (e)		113	126
12.500% due 01/15/2011		1	1
13.000% due 12/15/2012		6	7
13.500% due 10/15/2012 - 09/15/2014 (e)		33	36
15.000% due 08/15/2011 - 11/15/2012 (e)		58	64
16.000% due 11/15/2011 - 05/15/2012 (e)		63	72
17.000% due 11/15/2011 - 12/15/2011 (e)		22	25
Small Business Administration
3.870% due 01/01/2014		1,790	1,694
4.340% due 03/01/2024		303	277
4.504% due 02/10/2014		152	143
4.524% due 02/10/2013		23,106	21,705
4.980% due 11/01/2023		11,515	11,013
5.340% due 11/01/2021		10,078	9,942
6.030% due 02/01/2012		16,568	16,749
6.340% due 03/01/2021		18,651	19,096
6.344% due 08/10/2011		2,065	2,105
6.640% due 02/01/2011		5,439	5,580
6.700% due 12/01/2016		5,749	5,876
6.900% due 12/01/2020		5,338	5,561
6.950% due 11/01/2016		1,441	1,479
7.150% due 03/01/2017		2,896	2,985
7.190% due 12/01/2019		210	220
7.449% due 08/01/2010		18,245	19,040
7.452% due 09/01/2010		11,927	12,415
7.630% due 06/01/2020		9,090	9,636
7.640% due 03/10/2010		6,654	6,950
7.700% due 07/01/2016		223	232
8.017% due 02/10/2010		12,670	13,298
Small Business Administration Participation Certificates
5.130% due 09/01/2023		7,935	7,668
7.500% due 04/01/2017		1,504	1,560
7.540% due 08/10/2009		10,218	10,618

Total U.S. Government Agencies (Cost $51,649,293)			50,320,300

U.S. TREASURY OBLIGATIONS 1.9%
Treasury Inflation Protected Securities(f)
4.250% due 01/15/2010		1,327	1,410
2.375% due 01/15/2025		747,933	728,183
2.000% due 01/15/2026		735,082	673,232
3.625% due 04/15/2028		300,669	356,869

Total U.S. Treasury Obligations (Cost $1,911,801)			1,759,694

MORTGAGE-BACKED SECURITIES 4.0%
American Home Mortgage Investment Trust
4.290% due 10/25/2034		363	353
4.390% due 02/25/2045		155,272	149,863
American Southwest Financial Securities Corp.
7.248% due 11/25/2038		13,226	13,352
Banc of America Commercial Mortgage, Inc.
4.772% due 07/11/2043		117,900	115,072
Banc of America Funding Corp.
5.250% due 09/20/2034		200	195
4.115% due 05/25/2035		182,706	176,157
Banc of America Mortgage Securities
6.634% due 07/25/2032		2,752	2,770
5.446% due 10/20/2032		162	162
6.500% due 02/25/2033		24,183	24,092
5.500% due 11/25/2033		250	248
Bear Stearns Adjustable Rate Mortgage Trust
5.173% due 11/25/2030		21,062	21,091
6.784% due 06/25/2031		1,096	1,113
5.619% due 01/25/2033		18,799	18,537
5.346% due 02/25/2033		120	120
5.332% due 03/25/2033		10,214	10,075
5.385% due 03/25/2033		24,825	24,445
4.196% due 01/25/2034		334	332
4.678% due 01/25/2034		669	659
4.815% due 01/25/2034		33	32
4.799% due 11/25/2035		206,707	202,896
Bear Stearns Alt-A Trust
5.331% due 07/25/2034		285	286
4.995% due 01/25/2035		26,545	26,218
5.301% due 05/25/2035		9,947	9,959
5.415% due 05/25/2035		278,041	274,889
Bear Stearns Commercial Mortgage Securities
5.910% due 05/14/2008		35	35
7.000% due 05/20/2030		36,137	37,565
7.000% due 05/20/2030		10,607	11,334
3.688% due 11/11/2041		7,040	6,868
Bear Stearns Commercial Mortgage Securities, Inc.
5.060% due 12/15/2010		15,673	15,473
Bear Stearns Mortgage Securities, Inc.
5.299% due 06/25/2030		662	680
Capco America Securitization Corp.
5.860% due 12/15/2007		7	7
Citicorp Mortgage Securities, Inc.
5.250% due 12/25/2033		250	242
Citigroup Mortgage Loan Trust, Inc.
4.698% due 05/25/2035		154,206	149,811
4.700% due 12/25/2035		78,199	76,690
CMC Securities Corp.
7.250% due 11/25/2027		27	27
Collateralized Mortgage Obligation Trust
8.000% due 09/20/2021		855	855
Commercial Mortgage Acceptance Corp.
7.030% due 05/15/2009		72	74
Commercial Mortgage Asset Trust
6.975% due 04/17/2013		145	154
Countrywide Alternative Loan Trust
6.000% due 10/25/2032		6,915	6,715
4.500% due 06/25/2035		1,858	1,820
5.431% due 09/25/2035		9,086	9,144
5.361% due 10/25/2035		4,837	4,848
5.231% due 03/25/2036		8,504	8,518
5.281% due 05/25/2036		7,433	7,432
5.162% due 07/25/2036		16,805	16,766
Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 11/20/2025		74,908	73,472
5.774% due 07/19/2031		66	65
3.864% due 10/19/2032		42	42
5.088% due 05/25/2034		6	6
5.371% due 04/25/2035		55,965	56,162
5.311% due 05/25/2035		49,494	49,446
5.500% due 11/25/2035		10,496	8,237
CS First Boston Mortgage Securities Corp.
7.290% due 09/15/2009		331	343
6.000% due 02/25/2017		554	553
6.000% due 06/25/2017		87	87
5.419% due 11/15/2019		30,388	30,412
4.879% due 03/25/2032		1,842	1,856
5.148% due 03/25/2032		3,226	3,224
5.708% due 05/25/2032		23	23
5.822% due 05/25/2032		1,277	1,271
5.840% due 06/25/2032		38	39
6.183% due 06/25/2032		24	23
5.681% due 12/25/2032		646	646
7.500% due 12/25/2032		18	18
6.500% due 04/25/2033		6,841	6,839
3.006% due 03/15/2036		15,701	15,210
2.611% due 08/15/2036		3,373	3,278
Denver Arena Trust
6.940% due 11/15/2019		3,343	3,293
DLJ Commercial Mortgage Corp.
7.300% due 06/10/2032		515	535
DLJ Mortgage Acceptance Corp.
3.844% due 08/01/2021 (n)		591	572
8.000% due 03/25/2022		13	13
6.406% due 03/25/2023		7	7
Drexel Burnham Lambert CMO Trust
9.500% due 11/20/2017		60	61
First Chicago
7.730% due 05/25/2008		84	84
First Nationwide Trust
6.750% due 08/21/2031		17,387	17,367
First Republic Mortgage Loan Trust
5.401% due 06/25/2030		5,501	5,509
5.381% due 08/15/2032		337	337
Fund America Investors Corp.
5.627% due 06/25/2023		479	483
GE Capital Commercial Mortgage Corp.
4.229% due 12/10/2037		35,010	33,830
GGP Mall Properties Trust
5.007% due 11/15/2011		29,766	29,723
GMAC Commercial Mortgage Securities, Inc.
7.860% due 11/15/2006		149	149
Goldman Sachs Mortgage Corp.
6.000% due 12/31/2007 (n)		2,687	2,612
Government Lease Trust
6.390% due 05/18/2007		4,532	4,538
4.000% due 05/18/2011		23,250	21,669
4.000% due 05/18/2011		12,500	11,650
6.480% due 05/18/2011		14,000	14,287
GS Mortgage Securities Corp.
8.950% due 08/20/2017		68	67
6.624% due 05/03/2018		55,900	58,307
6.044% due 08/15/2018		14,749	14,922
GSR Mortgage Loan Trust
6.000% due 03/25/2032		205	200
5.431% due 01/25/2034		103	103
4.541% due 09/25/2035		132,556	129,046
4.547% due 09/25/2035		113,806	112,072
4.547% due 09/25/2035		13,851	13,722
GSRPM Mortgage Loan Trust
5.781% due 01/25/2032		5,209	5,263
Harborview Mortgage Loan Trust
5.430% due 01/19/2035		11,748	11,798
5.421% due 06/20/2035		5,409	5,430
5.492% due 03/19/2036		31,693	31,747
Impac Secured Assets CMN Owner Trust
6.500% due 04/25/2032		3,126	3,119
Indymac Adjustable Rate Mortgage Trust
5.447% due 08/25/2031		515	513
5.167% due 01/25/2032		688	684
6.586% due 01/25/2032		2,613	2,602
Indymac Index Mortgage Loan Trust
5.203% due 01/25/2036		32,305	32,011
International Mortgage Acceptance Corp.
12.250% due 03/01/2014		60	62
LB Commercial Conduit Mortgage Trust
4.910% due 06/15/2031		3,015	3,018
LB Mortgage Trust
4.910% due 01/20/2017		35,915	39,018
LB-UBS Commercial Mortgage Trust
4.910% due 03/15/2027		14,760	14,224
4.910% due 04/15/2030		5,770	5,658
Lehman XS Trust
4.910% due 04/25/2046		81,869	81,881
4.910% due 05/25/2046		48,068	47,992
MASTR Adjustable Rate Mortgages Trust
4.910% due 10/25/2032		6,941	6,921
MASTR Asset Securitization Trust
4.910% due 09/25/2033		2,688	2,572
MASTR Seasoned Securities Trust
4.910% due 09/25/2017		35,243	35,387
4.910% due 08/25/2032		68,121	67,828
Mellon Residential Funding Corp.
4.910% due 01/25/2029		1,901	1,888
4.910% due 07/25/2029		4,837	4,840
4.910% due 10/20/2029		21,837	22,049
4.910% due 06/15/2030		1,055	1,059
4.910% due 12/15/2030		6,788	6,815
4.910% due 11/15/2031		32,282	32,343
Merrill Lynch Mortgage Investors, Inc.
4.910% due 12/25/2032		150	147
Merrill Lynch Mortgage Trust
4.929% due 07/12/2034		32,550	32,297
MLCC Mortgage Investors, Inc.
4.910% due 03/15/2025		572	575
5.411% due 06/25/2028		10,446	10,500
Morgan Stanley Capital I, Inc.
6.170% due 10/03/2008		1,405	1,421
6.160% due 04/03/2009		5,259	5,296
Morgan Stanley Dean Witter Capital I, Inc.
5.500% due 04/25/2017		107	106
5.900% due 10/15/2035		5,417	5,412
Nationslink Funding Corp.
5.430% due 04/10/2007		3,155	3,162
6.888% due 05/10/2007		420	423
6.654% due 11/10/2030		1,567	1,566
Nomura Asset Acceptance Corp.
7.000% due 02/19/2030		4,256	4,341
Pacific Collateralized Mortgage Obligation Trust
8.000% due 03/20/2018		66	66
Paine Webber CMO Trust
1359.500% due 08/01/2019 (d)		0	5
PNC Mortgage Acceptance Corp.
7.050% due 10/12/2033		12,121	12,205
Prime Mortgage Trust
5.481% due 02/25/2034		27,449	27,537
Prudential Home Mortgage Securities
7.400% due 11/25/2007		8	8
7.500% due 03/25/2008		258	258
Prudential-Bache CMO Trust
8.400% due 03/20/2021		824	823
RAAC Series
5.000% due 09/25/2034		17,202	16,937
Regal Trust IV
5.124% due 09/29/2031		2,319	2,299
Resecuritization Mortgage Trust
5.331% due 04/26/2021		10	9
Residential Asset Mortgage Products, Inc.
5.251% due 07/25/2024		13,467	13,480
Residential Funding Mortgage Security I
6.500% due 03/25/2032		1,119	1,114
Salomon Brothers Mortgage Securities
5.871% due 11/25/2022		16	16
5.614% due 10/25/2023		16	16
5.581% due 11/25/2024		296	296
6.081% due 12/25/2030		294	293
Santa Barbara Savings & Loan Association
9.500% due 11/20/2018		360	362
Sears Mortgage Securities
12.000% due 02/25/2014		107	107
Securitized Asset Sales, Inc.
6.742% due 06/25/2023		49	49
6.212% due 11/26/2023		183	183
Sequoia Mortgage Trust
5.430% due 10/19/2026		715	717
5.421% due 06/20/2032		530	531
5.617% due 07/20/2033		536	538
4.082% due 04/20/2035		61,978	59,843
Structured Adjustable Rate Mortgage Loan Trust
5.369% due 08/25/2034		818	812
5.682% due 01/25/2035		1,694	1,711
5.450% due 01/25/2036		20,742	20,483
Structured Asset Mortgage Investments, Inc.
5.683% due 05/25/2022		2,444	2,373
6.072% due 04/30/2030		2	2
6.114% due 04/25/2032		288	287
5.410% due 09/19/2032		32,819	32,880
5.540% due 05/25/2035		4,600	4,614
5.391% due 12/25/2035		12,823	12,861
Structured Asset Securities Corp.
6.250% due 01/25/2032		12,605	12,568
6.070% due 02/25/2032		4,286	4,272
5.828% due 05/25/2032		512	515
6.150% due 07/25/2032		7,836	7,955
5.450% due 03/25/2033		17,944	17,209
5.181% due 09/25/2035		18,582	18,595
Structured Mortgage Asset Residential Trust
6.950% due 07/25/2024		42	41
Superannuation Members Home Loans Global Fund
5.548% due 06/15/2026		25	25
Torrens Trust
5.341% due 07/15/2031		5,046	5,045
Union Planters Mortgage Finance Corp.
6.750% due 01/25/2028		4,000	4,024
6.800% due 01/25/2028		5,024	5,027
Vendee Mortgage Trust
0.445% due 06/15/2023 (d)		32,161	418
6.500% due 09/15/2024		25,685	25,779
6.819% due 01/15/2030		3,408	3,443
Wachovia Bank Commercial Mortgage Trust
4.061% due 10/15/2041		9,386	9,141
Washington Mutual MSC Mortgage Pass-Through Certificates
5.388% due 02/25/2033		440	437
6.245% due 05/25/2033		830	828
Washington Mutual, Inc.
5.351% due 12/25/2027		2,299	2,299
5.401% due 12/25/2027		42,956	43,018
4.816% due 10/25/2032		8	8
5.129% due 10/25/2032		16,635	16,513
4.874% due 02/27/2034		649	641
5.165% due 11/25/2034		576	577
5.411% due 06/25/2042		6,165	6,178
5.151% due 08/25/2042		802	802
5.271% due 04/25/2045		20,377	20,388
5.371% due 08/25/2045		5,490	5,510
5.371% due 10/25/2045		100,935	101,587
5.341% due 11/25/2045		12,581	12,622
5.124% due 05/25/2046		7,568	7,492
5.181% due 05/25/2046		3,909	3,906
4.991% due 06/25/2046		82,411	82,412
5.161% due 06/25/2046		12,412	12,408
Wells Fargo Mortgage-Backed Securities Trust
3.989% due 01/25/2035		487	472
5.164% due 03/25/2036		11,521	11,355
4.950% due 03/25/2036		297,491	293,461
4.320% due 07/25/2035		49,635	47,442

Total Mortgage-Backed Securities (Cost $3,728,949)			3,684,480

ASSET-BACKED SECURITIES 4.7%
AAA Trust
5.181% due 04/25/2035		34,084	34,134
Aames Mortgage Investment Trust
5.201% due 10/25/2035		28,152	28,175
ACE Securities Corp.
5.191% due 10/25/2035		1,025	1,026
5.151% due 12/25/2035		29,799	29,825
5.231% due 12/25/2035		30,906	30,938
5.161% due 02/25/2036		25,603	25,626
5.435% due 06/25/2036		29,500	29,495
Advanta Mortgage Loan Trust
5.456% due 11/25/2029		459	459
8.250% due 08/25/2030		5,268	5,308
Aegis Asset-Backed Securities Trust
5.281% due 09/25/2034		12,431	12,438
5.320% due 10/25/2034		34,252	34,293
5.231% due 03/25/2035		90	90
5.191% due 10/25/2035		6,025	6,030
Ameriquest Mortgage Securities, Inc.
5.511% due 10/25/2033		179	180
5.191% due 10/25/2035		5,392	5,396
5.161% due 01/25/2036		3,389	3,392
Amortizing Residential Collateral Trust
5.351% due 06/25/2032		613	613
Argent Securities, Inc.
5.201% due 10/25/2035		16,005	16,017
5.221% due 12/25/2035		14,627	14,638
5.201% due 02/25/2036		224,204	224,373
5.161% due 03/25/2036		33,080	33,107
5.161% due 03/25/2036		42,053	42,090
5.141% due 05/25/2036		24,165	24,165
5.151% due 05/25/2036		23,664	23,664
Asset-Backed Funding Certificates
5.191% due 06/25/2035		541	541
Asset-Backed Securities Corp. Home Equity
4.961% due 02/01/2013		3,541	3,541
5.241% due 05/25/2035		610	611
5.191% due 11/25/2035		47,828	47,866
5.029% due 04/25/2036		14,628	14,630
5.410% due 06/25/2036		19,600	19,609
Basic Asset-Backed Securities Trust
5.039% due 04/25/2036		21,579	21,604
Bear Stearns Asset-Backed Securities, Inc.
5.331% due 02/25/2030		922	922
5.291% due 07/25/2031		2,494	2,496
5.411% due 10/25/2032		8,945	8,961
5.481% due 10/25/2032		4,164	4,185
5.281% due 09/25/2034		190	191
5.161% due 11/25/2035		15,730	15,733
5.251% due 12/25/2042		10,049	10,057
5.214% due 06/25/2043		6,337	6,299
Brazos Student Finance Corp.
5.790% due 06/01/2023		9,348	9,415
Capital Auto Receivables Asset Trust
5.171% due 04/16/2007		10,039	10,046
Carrington Mortgage Loan Trust
5.121% due 09/25/2008		11,564	11,571
5.161% due 06/25/2035		15,613	15,622
5.201% due 09/25/2035		35,707	35,732
Cendant Mortgage Corp.
6.000% due 10/21/2033		5,853	5,839
Centex Home Equity
5.171% due 06/25/2035		1,848	1,849
5.131% due 06/25/2036		2,376	2,377
Chase Credit Card Master Trust
5.211% due 03/16/2009		13,215	13,230
5.121% due 09/15/2009		12,115	12,125
Chase Funding Mortgage Loan Asset-Backed Certificates
5.401% due 08/25/2032		4,908	4,912
5.451% due 10/25/2032		191	192
Chase Manhattan Auto Owner Trust
4.770% due 03/15/2008		1,200	1,198
Citigroup Mortgage Loan Trust, Inc.
5.181% due 07/25/2035		108	109
5.191% due 09/25/2035		16,043	16,054
Cityscape Home Equity Loan Trust
7.650% due 09/25/2025		33	33
Community Program Loan Trust
4.500% due 10/01/2018		9,894	9,663
4.500% due 04/01/2029		26,000	23,341
Conseco Finance
5.569% due 10/15/2031		3,223	3,225
5.531% due 05/15/2032		145	145
Countrywide Asset-Backed Certificates
5.461% due 03/25/2033		10,439	10,462
5.241% due 08/25/2033		36,283	36,306
5.231% due 05/25/2035		706	706
5.161% due 06/25/2035		40,050	40,072
5.231% due 06/25/2035		15,922	15,932
5.181% due 07/25/2035		2,062	2,063
5.201% due 11/25/2035		5,925	5,929
5.181% due 01/25/2036		358	358
5.151% due 02/25/2036		53,548	53,591
5.211% due 02/25/2036		26,615	26,634
5.241% due 02/25/2036		9,945	9,953
5.151% due 03/25/2036		56,055	56,055
5.151% due 04/25/2036		20,644	20,662
5.160% due 07/25/2036		123,400	123,555
Credit-Based Asset Servicing & Securitization
5.631% due 04/25/2032		983	986
5.201% due 07/25/2035		7,686	7,692
5.191% due 08/25/2035		2,297	2,299
CS First Boston Mortgage Securities Corp.
5.391% due 01/25/2032		643	644
5.431% due 07/25/2032		2,106	2,109
5.451% due 08/25/2032		1,969	1,973
Delta Funding Home Equity Loan Trust
5.491% due 09/15/2029		371	372
Discover Card Master Trust I
5.456% due 10/16/2013		400	406
Equity One ABS, Inc.
5.361% due 11/25/2032		51	51
Equivantage Home Equity Loan Trust
7.300% due 10/25/2025		7	7
First Alliance Mortgage Loan Trust
5.521% due 01/25/2025		40	40
5.841% due 03/20/2031		2,479	2,481
First Franklin Mortgage Loan Asset-Backed Certificates
5.151% due 03/25/2035		25,380	25,403
5.161% due 04/25/2035		13,701	13,711
5.171% due 01/25/2036		99,576	99,663
5.415% due 07/25/2036		24,000	23,963
First Investors Auto Owner Trust
4.568% due 01/16/2007		2,163	2,162
First NLC Trust
5.191% due 09/25/2035		6,810	6,815
5.191% due 12/25/2035		206	206
FMAC Loan Receivables Trust
7.900% due 04/15/2019		20	19
6.500% due 09/15/2020		79	62
Fremont Home Loan Trust
5.361% due 01/25/2035		7,795	7,806
5.191% due 06/25/2035		6,255	6,259
5.201% due 07/25/2035		5,623	5,626
5.181% due 11/25/2035		16,027	16,039
5.171% due 01/25/2036		376	376
5.435% due 05/25/2036		39,000	39,027
Green Tree Financial Corp.
6.240% due 11/01/2016		49	48
6.870% due 02/01/2030		1,098	1,081
6.480% due 12/01/2030		55	55
6.160% due 02/01/2031		5,280	5,282
Greenpoint Manufactured Housing
7.270% due 06/15/2029		110	113
GSAMP Trust
5.171% due 11/25/2035		6,960	6,965
4.664% due 02/25/2036		20,895	20,913
5.141% due 04/25/2036		20,659	20,659
5.151% due 04/25/2036		38,150	38,150
GSR Mortgage Loan Trust
5.181% due 11/25/2030		370	370
Home Equity Asset Trust
5.381% due 11/25/2032		154	154
5.181% due 07/25/2035		2,724	2,725
5.171% due 10/25/2035		1,913	1,914
5.191% due 02/25/2036		40,214	40,251
5.161% due 05/25/2036		52,797	52,797
Home Equity Mortgage Trust
5.049% due 05/25/2036		14,734	14,745
Honda Auto Receivables Owner Trust
5.100% due 09/18/2008		15,200	15,145
HSI Asset Securitization Corp. Trust
5.161% due 12/25/2035		23,425	23,444
IMC Home Equity Loan Trust
7.500% due 04/25/2026		91	91
6.978% due 07/25/2026		98	98
7.520% due 08/20/2028		32	32
7.310% due 11/20/2028		57	57
Indymac Home Equity Loan Asset-Backed Trust
5.661% due 07/25/2030		36	36
Indymac Residential Asset-Backed Trust
5.191% due 10/25/2035		65,666	65,718
5.171% due 03/25/2036		55,638	55,679
5.425% due 08/25/2036		49,900	49,846
IXIS Real Estate Capital Trust
4.910% due 09/25/2035		12,855	12,865
4.910% due 08/25/2036		46,800	46,800
JP Morgan Mortgage Acquisition Corp.
4.910% due 01/25/2032		28,147	28,147
4.910% due 09/25/2035		16,449	16,463
4.910% due 10/25/2035		24,993	24,851
4.910% due 02/25/2036		13,746	13,746
Long Beach Mortgage Loan Trust
4.910% due 09/25/2035		2,906	2,909
4.910% due 01/25/2036		465	466
4.910% due 02/25/2036		17,917	17,931
4.910% due 03/25/2036		37,157	37,157
4.910% due 04/25/2036		4,243	4,243
MASTR Asset-Backed Securities Trust
4.910% due 11/25/2035		74,536	74,594
4.910% due 12/25/2035		14,819	14,830
4.910% due 01/25/2036		55,742	55,790
4.910% due 06/25/2036		32,738	32,761
MBNA Credit Card Master Note Trust
4.910% due 03/15/2010		65,000	65,373
Merrill Lynch Mortgage Investors, Inc.
5.151% due 02/25/2037		23,433	23,433
5.141% due 03/25/2037		39,351	39,356
Metris Master Trust
5.471% due 10/20/2010		12,700	12,720
Mid-State Trust
8.330% due 04/01/2030		27,575	28,621
7.340% due 07/01/2035		1,187	1,235
6.340% due 10/15/2036		26,347	26,010
7.791% due 03/15/2038		4,750	5,018
Morgan Stanley ABS Capital I, Inc.
4.889% due 03/25/2036		42,440	42,469
Morgan Stanley Capital I
5.151% due 03/25/2036		39,816	39,843
Morgan Stanley Dean Witter Capital I
5.411% due 07/25/2032		233	236
MPC Natural Gas Funding Trust
6.200% due 03/15/2013		5,585	5,634
Nelnet Student Loan Trust
4.915% due 06/22/2011		292	292
5.174% due 08/23/2011		28,608	28,630
5.225% due 10/27/2014		20,000	19,988
5.190% due 07/25/2016		8,900	8,920
5.190% due 10/25/2016		20,000	20,014
New Century Home Equity Loan Trust
7.540% due 06/25/2029		5	5
5.191% due 03/25/2035		2,109	2,110
5.141% due 05/25/2036		21,064	21,087
Newcastle Mortgage Securities Trust
5.151% due 04/25/2036		17,729	17,742
Nissan Auto Receivables Owner Trust
4.663% due 02/15/2007		3,222	3,222
4.140% due 01/15/2008		7,510	7,484
Nomura Asset Acceptance Corp.
5.221% due 01/25/2036		22,207	22,217
Novastar Home Equity Loan
5.356% due 04/25/2028		200	200
5.049% due 01/25/2036		30,061	30,084
NPF XII, Inc.
2.463% due 11/01/2024 (b)		49,000	2,940
Option One Mortgage Loan Trust
5.151% due 01/25/2036		4,810	4,814
Ownit Mortgage Loan Asset-Backed Certificates
5.141% due 01/25/2037		16,883	16,883
Park Place Securities, Inc.
5.161% due 06/25/2035		2,849	2,850
5.241% due 06/25/2035		15,000	15,012
5.191% due 08/25/2035		4,252	4,255
Popular ABS Mortgage Pass-Through Trust
5.191% due 08/25/2035		7,333	7,339
5.191% due 09/25/2035		5,114	5,116
Quest Trust
5.511% due 08/25/2011		6,406	6,428
5.641% due 06/25/2034		1,767	1,774
Renaissance Home Equity Loan Trust
5.431% due 08/25/2032		1,659	1,666
5.178% due 11/25/2034		408	410
Residential Asset Mortgage Products, Inc.
5.161% due 12/25/2007		20,683	20,700
5.221% due 05/25/2024		6	6
5.191% due 01/25/2025		5,657	5,660
5.221% due 02/25/2026		1,145	1,146
5.251% due 05/25/2027		2,258	2,260
5.211% due 06/25/2027		2,902	2,904
5.321% due 09/25/2031		7,000	7,006
5.381% due 01/25/2034		9,639	9,649
5.181% due 12/25/2034		16,460	16,473
5.211% due 01/25/2035		941	941
5.191% due 02/25/2035		1,068	1,069
5.181% due 05/25/2035		552	552
5.161% due 01/25/2036		3,610	3,612
Residential Asset Securities Corp.
5.161% due 10/27/2024		49,977	50,017
5.181% due 09/25/2025		1,433	1,434
5.181% due 05/25/2027		40,216	40,249
5.151% due 06/25/2027		32,639	32,669
5.181% due 10/25/2028		20,365	20,382
5.191% due 09/25/2035		495	496
5.171% due 01/25/2036		2,371	2,373
5.029% due 03/25/2036		20,351	20,351
4.989% due 04/25/2036		40,048	40,048
5.131% due 06/25/2036		35,174	35,195
Residential Mortgage Loan Trust
6.500% due 09/25/2029		35	35
SACO I, Inc.
5.191% due 10/25/2033		16,637	16,648
5.635% due 11/25/2033		14,436	14,443
5.161% due 01/25/2034		9,025	9,025
5.141% due 03/25/2034		40,747	40,747
5.635% due 06/25/2035		25,463	25,475
5.635% due 07/25/2035		196	196
5.635% due 12/25/2035		723	724
Salomon Brothers Mortgage Securities
5.361% due 09/25/2028		2,621	2,625
5.381% due 03/25/2032		1,827	1,833
Saxon Asset Securities Trust
5.341% due 11/25/2033		889	890
Securitized Asset-Backed Receivables LLC Trust
5.151% due 10/25/2035		11,297	11,307
5.100% due 03/25/2036		34,263	34,257
SLC Student Loan Trust I
5.430% due 12/01/2035		22,200	22,214
SLM Student Loan Trust
5.070% due 01/25/2012		23,953	23,865
5.260% due 07/25/2012		17,348	17,372
5.070% due 01/25/2013		41,182	41,195
5.080% due 01/25/2013		29,882	29,903
5.110% due 01/25/2013		7,347	7,349
5.120% due 07/25/2013		339	339
5.120% due 01/27/2014		54,070	54,108
5.130% due 04/25/2014		7,381	7,389
5.200% due 07/25/2014		13,576	13,617
5.110% due 01/26/2015		78,578	78,506
5.100% due 07/25/2016		65,000	65,037
Soundview Home Equity Loan Trust
5.251% due 04/25/2035		23,479	23,499
4.190% due 05/25/2035		20,040	20,052
5.241% due 07/25/2035		10,000	10,008
5.151% due 02/25/2036		46,337	46,378
5.151% due 03/25/2036		11,152	11,153
4.910% due 04/25/2036		12,205	12,207
5.151% due 05/25/2036		39,437	39,481
5.160% due 06/25/2036		39,132	39,132
5.110% due 07/25/2036		68,400	68,379
Specialty Underwriting & Residential Finance
5.231% due 10/25/2035		235	236
5.039% due 12/25/2036		35,404	35,431
Structured Asset Investment Loan Trust
5.431% due 04/25/2033		2,194	2,197
5.171% due 07/25/2035		972	973
Structured Asset Securities Corp.
5.371% due 02/25/2032		6,683	6,725
5.281% due 10/25/2034		4,641	4,645
5.201% due 03/25/2035		19,514	19,529
4.900% due 04/25/2035		48,306	46,376
5.181% due 08/25/2035		228	228
5.131% due 02/25/2036		18,844	18,841
Susquehanna Auto Lease Trust
4.991% due 04/16/2007		6,732	6,751
Terwin Mortgage Trust
5.201% due 07/25/2035		7,667	7,673
5.231% due 04/25/2036		3,495	3,498
Toyota Auto Receivables Owner Trust
5.111% due 08/15/2007		357	358
USAA Auto Owner Trust
5.030% due 11/17/2007		16,700	16,664
Wachovia Auto Owner Trust
4.820% due 02/20/2009		700	698
Wachovia Mortgage Loan Trust LLC
5.191% due 10/25/2035		23,090	23,107
Wachovia Student Loan Trust
5.429% due 10/25/2012		20,300	20,287
Washington Mutual Asset-Backed Certificates
5.151% due 02/25/2036		17,974	17,974
Wells Fargo Home Equity Trust
5.251% due 09/25/2034		2,041	2,042
WFS Financial Owner Trust
3.590% due 10/19/2009		26,439	26,118
WMC Mortgage Loan Pass-Through Certificates
5.981% due 10/15/2029		4,317	4,321
5.761% due 05/15/2030		4,840	4,844

Total Asset-Backed Securities (Cost $4,370,572)			4,343,318

SOVEREIGN ISSUES 0.2%
Brazilian Government International Bond
10.500% due 07/14/2014		9,800	11,824
8.000% due 01/15/2018		7,446	7,874
8.875% due 10/14/2019		14,900	16,636
Colombia Government International Bond
10.750% due 01/15/2013		90	106
Hong Kong Government International Bond
5.125% due 08/01/2014		150	144
Hydro Quebec
5.125% due 09/29/2049		5,600	5,294
Korea Development Bank
4.910% due 10/20/2009		100	101
Korea Highway Corp.
4.910% due 05/20/2015		100	93
Mexico Government International Bond
10.375% due 02/17/2009		310	344
7.500% due 01/14/2012		1	1
6.375% due 01/16/2013		1	1
Panama Government International Bond
9.625% due 02/08/2011		12,600	14,049
9.375% due 07/23/2012		49,060	54,947
8.875% due 09/30/2027		29,750	33,841
6.700% due 01/26/2036		58,230	53,572
Peru Government International Bond
9.125% due 01/15/2008		4,830	5,047
South Africa Government International Bond
6.500% due 06/02/2014		27,000	27,000
Ukraine Government International Bond
6.875% due 03/04/2011		8,000	7,840
United Mexican States Value Recovery Right
0.000% due 06/30/2007		2,000	53

Total Sovereign Issues (Cost $224,413)			238,767

FOREIGN CURRENCY-DENOMINATED ISSUES (m) 0.8%
Banque Centrale de Tunisie
7.500% due 08/06/2009	EUR	2,300	3,199
El Paso Corp.
7.125% due 05/06/2009		63,300	84,101
Ford Motor Credit Co.
6.750% due 01/14/2008		8,000	10,171
5.250% due 06/16/2008		15,000	9,366
France Government Bond
4.500% due 07/12/2006		298,500	381,893
Gaz Capital for Gazprom
5.875% due 06/01/2015		20,000	26,015
General Motors Acceptance Corp.
4.375% due 09/26/2006		3,000	3,819
HBOS PLC
4.875% due 03/29/2049		14,090	18,045
Italy Buoni Poliennali Del Tesoro
4.910% due 09/15/2008		39,938	51,320
JSG Holding PLC
4.910% due 11/29/2013		7,915	10,187
4.910% due 11/29/2014		11,000	14,172
JSG Packaging
4.910% due 11/29/2013		12,085	15,542
KBC Bank Funding Trust I
4.910% due 11/29/2049		5,000	7,142
Lloyds TSB Capital
4.910% due 02/07/2049		26,000	37,841
New Zealand Government Bond
4.500% due 02/15/2016 (f)	NZD	81,500	67,529
Poland Government Bond
5.750% due 03/24/2010	PLN	54,490	17,306
United Kingdom Gilt
5.000% due 03/07/2012	GBP	50	93

Total Foreign Currency-Denominated Issues (Cost $665,444)			757,741

	Notional Amount (000s)
PURCHASED CALL OPTIONS 0.1%
2-Year Interest Rate Swap (OTC) Pay 3-Month USD-LIBOR Floating Rate Index
Strike @ 4.750% Exp. 08/07/2006		$3,988,000	0
Strike @ 4.750% Exp. 08/08/2006		1,174,000	0
Strike @ 4.500% Exp. 10/04/2006		1,295,300	0
Strike @ 4.310% Exp. 10/24/2006		2,320,000	5
Strike @ 5.130% Exp. 10/25/2006		6,122,400	1,837
Strike @ 4.800% Exp. 12/22/2006		2,674,000	367
Strike @ 5.170% Exp. 02/01/2007		2,358,000	2,808
Strike @ 5.000% Exp. 03/08/2007		4,222,000	3,610
Strike @ 5.080% Exp. 04/19/2007		3,781,400	5,468
Strike @ 5.200% Exp. 05/09/2007		6,387,800	13,970
Strike @ 5.200% Exp. 05/23/2007		4,417,000	10,217
Strike @ 5.250% Exp. 06/07/2007		5,416,700	14,868
Strike @ 5.500% Exp. 06/29/2007		4,463,000	21,422

Total Purchased Call Options (Cost $186,869)			74,572

	# of Contracts
PURCHASED PUT OPTIONS 0.1%
90-Day Eurodollar December Futures (CME)
Strike @ $91.750 Exp. 12/18/2006		25,205	157
Strike @ $92.000 Exp. 12/18/2006		63,487	397
Strike @ $92.250 Exp. 12/18/2006		18,522	116
Strike @ $92.500 Exp. 12/18/2006		28,316	177
Strike @ $92.750 Exp. 12/18/2006		8,529	53
90-Day Eurodollar June Futures (CME)
Strike @ $91.000 Exp. 06/18/2007		6,511	41
Strike @ $91.250 Exp. 06/18/2007		68,157	426
90-Day Eurodollar March Futures (CME)
Strike @ $92.000 Exp. 03/19/2007		70,330	440
Strike @ $92.250 Exp. 03/19/2007		11,030	69
90-Day Eurodollar September Futures (CME)
Strike @ $90.250 Exp. 09/17/2007		25,000	156
Strike @ $90.500 Exp. 09/17/2007		33,374	209
Strike @ $90.750 Exp. 09/17/2007		40,000	250
Strike @ $91.000 Exp. 09/17/2007		27,401	171
Strike @ $92.500 Exp. 09/18/2006		27,983	175
Strike @ $92.750 Exp. 09/18/2006		6,300	39
Strike @ $93.000 Exp. 09/18/2006		10,733	67
	Notional Amount (000s)
U.S. dollar versus Japanese Yen (OTC)
Strike @ JPY124.000 Exp. 07/19/2006		$1,000,000	85,810

Total Purchased Put Options (Cost $83,573)			88,753

PURCHASED STRADDLE OPTIONS (m)(o) 0.0%
Call & Put - OTC Euro versus U.S. dollar Forward Delta Neutral Straddle
Strike @ $0.000 Exp. 09/25/2007	EUR	500,000	(662)
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle
Strike @ $0.000 Exp. 08/23/2007		$1,156,000	1,070
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle
Strike @ $0.000 Exp. 08/24/2007		50,000	38

Total Purchased Straddle Options (Cost $0)			446

	Principal Amount (000s)
CONVERTIBLE BONDS & NOTES 0.0%
Georgia-Pacific Corp.
6.979% due 12/20/2012		1,399	1,412
7.300% due 12/20/2012		29,524	29,501

			30,913

Total Convertible Bonds & Notes (Cost $31,156)			30,913

SHORT-TERM INSTRUMENTS (m) 34.2%
Certificates of Deposit 3.4%
Barclays U.S. Funding Corp.
4.485% due 01/29/2007		556,970	556,884
Citibank New York N.A.
4.940% due 07/05/2006		60,000	60,000
5.055% due 07/24/2006		61,000	61,000
5.055% due 07/25/2006		287,000	287,000
5.135% due 08/15/2006		31,000	31,000
5.170% due 08/24/2006		161,000	161,000
5.400% due 09/21/2006		323,400	323,400
HSBC Bank USA N.A.
5.176% due 07/28/2008		50,500	50,537
Wells Fargo Bank N.A.
5.180% due 07/05/2006		369,600	369,600
5.220% due 07/06/2006		400,000	400,000
5.280% due 07/11/2006		380,200	380,200
5.310% due 07/26/2006		500,000	500,000

			3,180,621

Commercial Paper 15.5%
Abbey National N.A. LLC
5.105% due 07/05/2006		142,300	142,260
5.270% due 08/07/2006		145	144
5.060% due 08/18/2006		200,000	198,707
5.180% due 08/31/2006		9,800	9,717
5.320% due 08/31/2006		2,125	2,106
ABN AMRO North America
5.100% due 07/14/2006		400	399
Anz Delaware, Inc.
4.955% due 07/19/2006		183,700	183,295
5.310% due 08/28/2006		4,000	3,967
ANZ National (Int’l) Ltd.
4.860% due 07/10/2006		570	569
4.930% due 07/12/2006		46,800	46,742
4.985% due 07/26/2006		600	598
Bank of America Corp.
4.880% due 07/05/2006		100,000	99,973
4.880% due 07/05/2006		200,000	199,946
4.970% due 07/17/2006		465,500	464,600
4.955% due 07/24/2006		481,000	479,610
5.090% due 08/21/2006		10,000	9,931
5.100% due 08/22/2006		30,000	29,787
5.380% due 09/01/2006		100,000	99,065
5.380% due 09/01/2006		242,000	241,065
5.330% due 09/21/2006		24,200	23,913
Bank of Ireland
4.985% due 07/25/2006		220,000	219,330
5.090% due 08/17/2006		10,200	10,135
5.050% due 08/18/2006		11,200	11,128
4.990% due 08/21/2006		166,000	164,873
5.100% due 08/23/2006		8,700	8,637
Barclays U.S. Funding Corp.
4.890% due 07/05/2006		37,600	37,590
4.955% due 07/18/2006		4,900	4,890
5.055% due 07/18/2006		29,100	29,039
5.055% due 08/15/2006		6,600	6,560
5.055% due 08/16/2006		10,200	10,137
5.105% due 08/22/2006		13,700	13,603
5.130% due 08/24/2006		176,700	175,391
5.140% due 09/05/2006		14,300	14,169
BNP Paribas Finance
5.270% due 07/03/2006		13,300	13,300
4.800% due 07/13/2006		1,900	1,897
4.930% due 07/13/2006		9,200	9,187
5.180% due 07/13/2006		5,800	5,792
4.830% due 07/17/2006		130,500	130,255
5.050% due 08/16/2006		25,600	25,442
5.079% due 08/22/2006		36,900	36,640
5.000% due 08/28/2006		11,500	11,411
Caisse d’Amortissement de la Dette Sociale
5.000% due 07/19/2006		11,250	11,225
5.090% due 08/24/2006		60,000	59,559
Calyon N.A. Inc.
5.230% due 08/03/2006		13,900	13,837
CBA (de) Finance
4.930% due 07/05/2006		38,875	38,864
5.045% due 07/07/2006		1,500	1,499
5.050% due 07/07/2006		2,100	2,099
5.130% due 07/14/2006		47,900	47,825
5.190% due 07/17/2006		28,100	28,043
5.080% due 08/21/2006		44,400	44,093
5.100% due 08/24/2006		2,000	1,985
5.200% due 09/14/2006		6,500	6,431
Cox Communications, Inc.
4.720% due 07/17/2006		117,700	117,700
4.990% due 09/15/2006		85,000	85,000
Danske Corp.
5.040% due 07/05/2006		5,000	4,999
5.210% due 07/12/2006		5,100	5,093
4.870% due 07/13/2006		9,700	9,687
5.280% due 07/17/2006		27,600	27,543
4.970% due 07/20/2006		34,400	34,319
4.980% due 07/26/2006		26,300	26,216
5.260% due 08/08/2006		23,300	23,177
5.265% due 08/08/2006		3,500	3,482
5.080% due 08/24/2006		36,400	36,133
5.350% due 09/25/2006		10,500	10,369
5.370% due 09/25/2006		17,800	17,577
Dexia Delaware LLC
4.885% due 07/05/2006		20,100	20,095
5.275% due 07/05/2006		15,600	15,595
4.920% due 07/07/2006		18,900	18,890
5.090% due 07/12/2006		2,989	2,985
4.930% due 07/13/2006		386,800	386,270
4.980% due 07/25/2006		30,600	30,507
5.020% due 08/01/2006		64,200	63,940
5.040% due 08/07/2006		32,600	32,440
5.080% due 08/07/2006		14,200	14,130
5.045% due 08/08/2006		33,800	33,629
5.260% due 08/08/2006		24,600	24,471
5.220% due 08/16/2006		7,700	7,651
5.065% due 08/18/2006		3,100	3,080
DnB NORBank ASA
4.920% due 07/05/2006		5,900	5,898
4.980% due 07/19/2006		900	898
4.960% due 07/20/2006		15,000	14,965
5.040% due 07/20/2006		3,900	3,891
5.080% due 08/02/2006		2,200	2,191
5.030% due 08/04/2006		700	697
4.990% due 08/18/2006		14,600	14,507
5.180% due 09/08/2006		1,400	1,386
Fannie Mae
4.809% due 07/05/2006		748,200	747,990
4.941% due 07/26/2006		19,300	19,238
5.140% due 08/01/2006		4,500	4,481
4.917% due 08/02/2006		5,000	4,979
5.166% due 08/16/2006		4,200	4,173
5.176% due 08/16/2006		800	795
4.960% due 09/13/2006		800	792
5.106% due 09/13/2006		19,400	19,197
5.140% due 09/13/2006		5,200	5,146
4.810% due 09/20/2006		74,440	73,586
5.220% due 09/20/2006		7,500	7,413
5.244% due 09/20/2006		32,865	32,494
5.280% due 09/27/2006		3,200	3,160
Federal Home Loan Bank
5.030% due 07/03/2006		1,886,200	1,886,200
4.894% due 07/12/2006		69,800	69,712
5.020% due 07/12/2006		100	100
5.107% due 07/14/2006		15,315	15,291
5.116% due 07/14/2006		94,700	94,551
5.147% due 07/14/2006		94,200	94,052
4.838% due 07/21/2006		4,900	4,888
4.908% due 07/21/2006		1,000	997
4.885% due 07/26/2006		10,400	10,367
4.986% due 07/26/2006		23,800	23,721
4.935% due 08/11/2006		20,000	19,893
4.990% due 08/23/2006		15,200	15,093
5.191% due 08/30/2006		3,200	3,173
5.280% due 09/01/2006		38,100	37,770
5.206% due 09/20/2006		14,188	14,024
5.290% due 09/22/2006		1,300	1,285
5.265% due 09/27/2006		24,395	24,088
Fortis Funding LLC
5.060% due 07/06/2006		3,300	3,299
5.175% due 07/10/2006		3,300	3,297
Freddie Mac
4.843% due 07/11/2006		21,600	21,576
4.864% due 07/11/2006		17,400	17,381
4.857% due 07/18/2006		7,500	7,484
4.948% due 07/25/2006		6,600	6,579
4.700% due 08/22/2006		1,600	1,589
4.950% due 09/01/2006		84,100	83,406
4.785% due 09/12/2006		9,436	9,347
4.824% due 09/12/2006		9,375	9,284
4.895% due 09/12/2006		30,902	30,600
4.916% due 09/12/2006		2,600	2,575
4.924% due 09/12/2006		28,800	28,507
5.270% due 09/19/2006		9,539	9,430
4.875% due 09/26/2006		53,550	52,934
4.894% due 10/03/2006		8,052	7,951
General Electric Capital Corp.
5.290% due 07/17/2006		58,800	58,679
4.975% due 07/24/2006		48,700	48,559
5.060% due 08/16/2006		15,500	15,404
HBOS Treasury Services PLC
4.890% due 07/05/2006		4,200	4,199
4.940% due 07/13/2006		18,200	18,175
4.960% due 07/18/2006		26,300	26,246
4.980% due 07/24/2006		8,300	8,276
4.990% due 07/24/2006		4,700	4,686
4.985% due 07/26/2006		19,900	19,837
5.040% due 08/07/2006		6,067	6,037
5.040% due 08/08/2006		10,800	10,746
5.045% due 08/08/2006		16,000	15,919
5.040% due 08/09/2006		19,000	18,902
5.045% due 08/09/2006		18,600	18,504
5.090% due 08/15/2006		11,757	11,686
5.100% due 08/23/2006		12,700	12,608
5.100% due 08/24/2006		5,600	5,559
5.100% due 08/29/2006		12,500	12,399
5.110% due 08/29/2006		30,800	30,551
5.260% due 09/18/2006		140,300	138,722
ING U.S. Funding LLC
5.130% due 07/14/2006		32,300	32,249
5.170% due 07/17/2006		2,100	2,096
5.210% due 07/20/2006		5,210	5,197
5.230% due 08/03/2006		5,000	4,977
5.235% due 08/03/2006		3,100	3,086
5.250% due 08/08/2006		4,400	4,377
5.290% due 09/14/2006		3,300	3,265
IXIS Commercial Paper Corp.
5.200% due 08/11/2006		27,900	27,743
KFW International Finance
5.200% due 07/17/2006		13,000	12,974
Nordea N.A., Inc.
4.880% due 07/05/2006		23,800	23,794
4.970% due 07/05/2006		5,100	5,099
4.880% due 07/06/2006		12,200	12,195
5.170% due 08/14/2006		26,900	26,738
5.060% due 08/18/2006		3,300	3,279
5.090% due 08/24/2006		8,800	8,735
5.120% due 09/05/2006		17,900	17,737
5.300% due 09/11/2006		5,065	5,013
Oesterreichische Kontrollbank AG
5.300% due 08/28/2006		6,900	6,843
Rabobank USA Financial Corp.
5.240% due 07/03/2006		46,200	46,200
5.250% due 07/03/2006		34,000	34,000
5.250% due 07/05/2006		1,163,600	1,163,261
5.350% due 10/03/2006		15,400	15,189
San Paolo IMI U.S. Financial Co.
5.270% due 07/05/2006		11,600	11,597
Sanofi Aventis
4.980% due 07/05/2006		104,400	104,371
Santander Hispao Finance Delaware, Inc.
5.050% due 08/09/2006		137,238	136,526
5.065% due 08/16/2006		225,000	223,607
Skandinaviska Enskilda Banken AB
5.200% due 07/12/2006		38,900	38,849
5.280% due 07/20/2006		800	798
5.000% due 07/26/2006		10,500	10,466
5.030% due 07/31/2006		51,000	50,800
Skandinaviska Enskilda Banken AG
5.280% due 07/12/2006		17,150	17,127
Societe Generale N.A.
5.260% due 07/03/2006		165,900	165,900
5.270% due 07/03/2006		366,300	366,300
5.150% due 07/05/2006		3,300	3,299
5.250% due 07/05/2006		16,200	16,195
5.260% due 07/05/2006		4,900	4,899
4.890% due 07/06/2006		4,200	4,198
4.940% due 07/11/2006		7,700	7,692
5.210% due 07/11/2006		3,400	3,396
4.940% due 07/12/2006		175,900	175,683
4.955% due 07/19/2006		185,900	185,491
5.070% due 07/25/2006		15,200	15,153
5.040% due 08/08/2006		11,900	11,840
5.245% due 08/08/2006		6,900	6,864
5.055% due 08/15/2006		46,700	46,418
5.260% due 08/15/2006		6,800	6,757
5.050% due 08/16/2006		23,200	23,057
5.075% due 08/16/2006		10,100	10,037
4.985% due 08/22/2006		23,100	22,940
4.990% due 08/22/2006		6,000	5,958
5.000% due 08/22/2006		8,300	8,242
4.990% due 08/23/2006		17,700	17,575
5.000% due 08/24/2006		17,200	17,076
5.100% due 08/24/2006		118,045	117,175
Spintab AB
4.900% due 07/05/2006		43,200	43,188
4.990% due 07/19/2006		8,700	8,681
5.020% due 07/20/2006		3,700	3,691
4.990% due 07/25/2006		11,300	11,266
4.990% due 07/26/2006		104,000	103,668
5.120% due 08/01/2006		12,900	12,847
5.240% due 08/01/2006		300	299
5.040% due 08/08/2006		3,400	3,383
5.055% due 08/15/2006		94,700	94,128
5.065% due 08/18/2006		10,200	10,134
5.100% due 08/24/2006		7,200	7,147
5.340% due 08/28/2006		4,800	4,760
5.270% due 09/07/2006		5,750	5,694
5.400% due 09/29/2006		4,000	3,947
5.410% due 09/29/2006		5,500	5,427
Stadshypoket Delaware, Inc.
5.060% due 08/18/2006		72,000	71,534
Statens Bostadsfin Bank
5.150% due 07/07/2006		3,400	3,398
5.230% due 07/17/2006		34,600	34,530
5.270% due 08/16/2006		1,900	1,888
5.085% due 08/24/2006		57,700	57,276
5.320% due 09/18/2006		700	692
Svenska Handelsbanken, Inc.
4.890% due 07/06/2006		20,900	20,891
5.120% due 07/26/2006		35,000	35,000
5.060% due 08/22/2006		3,300	3,277
5.000% due 08/28/2006		41,200	40,880
5.190% due 09/11/2006		9,000	8,909
Swedbank, Inc.
4.860% due 07/05/2006		20,500	20,494
4.890% due 08/24/2006		379	376
Tennessee Valley Authority
5.110% due 07/27/2006		1,000	997
Time Warner, Inc.
5.240% due 09/18/2006		72,000	71,193
5.240% due 09/19/2006		162,000	160,161
Toronto Dominion Bank
5.400% due 08/28/2006		70,000	70,000
Toronto Dominion Holdings USA, Inc.
5.285% due 08/04/2006		165,000	164,225
TotalFinaElf Captial S.A.
5.270% due 07/03/2006		49,800	49,800
Toyota Motor Credit Corp.
5.050% due 07/05/2006		4,100	4,099
5.150% due 07/06/2006		62,700	62,673
5.270% due 08/09/2006		51,600	51,321
UBS Finance Delaware LLC
5.270% due 07/03/2006		2,800	2,800
5.050% due 07/05/2006		500	500
4.890% due 07/06/2006		62,300	62,275
4.790% due 07/07/2006		36,000	35,981
4.820% due 07/07/2006		8,470	8,465
4.930% due 07/10/2006		8,200	8,192
4.940% due 07/17/2006		5,000	4,990
5.270% due 07/31/2006		4,900	4,880
5.240% due 08/07/2006		8,500	8,457
5.160% due 08/08/2006		6,500	6,466
5.225% due 08/08/2006		7,600	7,560
5.235% due 08/08/2006		800	796
4.985% due 08/18/2006		23,300	23,152
5.030% due 08/18/2006		17,300	17,189
5.080% due 08/21/2006		9,400	9,335
4.990% due 08/22/2006		57,300	56,903
5.095% due 09/22/2006		15,000	14,828
Unicredit Delaware, Inc.
5.090% due 08/07/2006		6,900	6,866
5.050% due 08/11/2006		43,600	43,361
5.420% due 11/24/2006		4,200	4,109
Westpac Banking Corp.
4.920% due 07/06/2006		8,800	8,796
4.950% due 07/13/2006		48,350	48,284
4.970% due 07/21/2006		16,100	16,060
4.980% due 07/24/2006		10,900	10,868
5.040% due 08/08/2006		69,200	68,851
5.070% due 08/21/2006		291,000	288,992
5.100% due 08/24/2006		300,000	297,790
5.120% due 09/01/2006		14,800	14,674
5.190% due 09/08/2006		1,200	1,188
5.250% due 09/15/2006		127,100	125,728
Westpac Trust Securities NZ Ltd.
4.960% due 07/20/2006		12,000	11,972
5.040% due 07/21/2006		3,000	2,992
5.100% due 08/24/2006		3,000	2,978
5.145% due 09/01/2006		1,500	1,487
World Bank
5.013% due 07/10/2006		130,000	129,870

			14,460,095

Belgium Treasury Bills 0.5%
2.682% due 07/13/2006-10/12/2006 (e)	EUR	373,300	475,609

France Treasury Bills 6.3%
2.645% due 08/10/2006		134,870	5,890,905

Germany Treasury Bills 5.9%
2.637% due 07/12/2006-09/13/2006 (e)		1,897,900	5,498,542

Netherlands Treasury Bills 0.8%
2.819% due 09/29/2006		41,900	750,294

Spain Treasury Bills 0.1%
1.000% due 08/18/2006		84,300	120,925

Repurchase Agreements 0.1%
Credit Suisse First Boston
4.500% due 07/03/2006		$114,800	114,800
(Dated 06/30/2006. Collateralized by U.S. Treasury Notes 3.250% due 08/15/2007 valued at $117,229. Repurchase proceeds are $114,843.)
4.580% due 07/03/2006		4,300	4,300
(Dated 06/30/2006. Collateralized by U.S. Treasury Notes 2.500% due 09/30/2006 valued at $4,412. Repurchase proceeds are $4,302.)
4.600% due 07/03/2006		6,000	6,000
(Dated 06/30/2006. Collateralized by U.S. Treasury Notes 3.250% due 08/15/2007 valued at $6,129. Repurchase proceeds are $6,002.)

			125,100

Tri-Party Repurchase Agreement 0.4%
State Street Bank
4.900% due 07/03/2006		385,877	385,877

(Dated 06/30/2006. Collateralized by Federal Home Loan Bank 4.250% due 04/16/2007 valued at $87,826, Freddie Mac 2.875% due 05/15/2007 valued at $98,125 and Fannie Mae 4.840% due 06/22/2007 valued at $207,647. Repurchase proceeds are $386,035.)

U.S. Treasury Bills 1.2%
4.760% due 08/10/2006-09/21/2006 (e)(h)(i)		1,089,330	1,081,947

Total Short-Term Instruments (Cost $31,677,930)			31,969,915

Total Investments (a) 118.7% (Cost $111,698,280)			$110,496,771
Written Options (0.4%) (Premiums $309,856)			(353,071)
Other Assets and Liabilities (Net) (18.3%)			(17,075,507)

Net Assets 100.0%			$93,068,193

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) As of June 30, 2006, portfolio securities with an aggregate market value of $1,252,771 were valued in good faith and pursuant to guidelines established by the Board of Trustees.

(b) Security is in default.

(c) Principal only security.

(d) Interest only security.

(e) Securities are grouped by coupon or range of coupons and represent a range of maturities

(f) Principal amount of security is adjusted for inflation.

(g) Securities with an aggregate market value of $390,101 have been pledged as collateral for delayed-delivery mortgage-backed securities on June 30, 2006.

(h) Securities with an aggregate market value of $237,595 have been pledged as collateral for swap and swaption contracts on June 30, 2006.

(i) Securities with an aggregate market value of $780,562 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	152,600	$(227,310)
90-Day Eurodollar December Futures	Long	12/2007	35,455	(39,578)
90-Day Eurodollar December Futures	Long	12/2008	207	(89)
90-Day Eurodollar June Futures	Long	06/2007	97,219	(165,580)
90-Day Eurodollar June Futures	Long	06/2008	205	(94)
90-Day Eurodollar March Futures	Long	03/2007	140,763	(269,236)
90-Day Eurodollar March Futures	Long	03/2008	16,251	(9,882)
90-Day Eurodollar September Futures	Long	09/2006	36,439	(53,924)
90-Day Eurodollar September Futures	Long	09/2007	74,605	(112,472)
90-Day Eurodollar September Futures	Long	09/2008	207	(95)
Euro-Bobl 5-Year Note September Futures	Long	09/2006	2,382	(3,149)
U.S. Treasury 10-Year Note September Futures	Long	09/2006	10,403	(6,850)
U.S. Treasury 2-Year Note September Futures	Long	09/2006	8	(6)
U.S. Treasury 30-Year Bond September Futures	Short	09/2006	12,479	4,867
U.S. Treasury 5-Year Note September Futures	Long	09/2006	13,814	(7,660)
United Kingdom 90-Day LIBOR Sterling Interest Rate Futures Put Options Strike @ GBP95.500		12/2006	3,043	(1,667)

				$(892,725)

(j) Swap agreements outstanding on June 30, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010	EUR	50,700	$(144)
Barclays Bank PLC	6-month EUR-LIBOR	Receive	4.000%	12/15/2011		805,500	6,116
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		65,400	(222)
Deutsche Bank AG	6-month EUR-LIBOR	Receive	4.000%	12/15/2011		1,488,900	5,615
Merrill Lynch & Co., Inc.	6-month EUR-LIBOR	Receive	4.000%	12/15/2011		111,500	145
Morgan Stanley Dean Witter & Co.	6-month EUR-LIBOR	Receive	4.000%	12/15/2011		258,800	1,965
UBS Warburg LLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		58,500	(77)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2007	GBP	702,200	(58,975)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/16/2011		442,880	(9,258)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		92,900	2,738
HSBC Bank USA	6-Month GBP-LIBOR	Pay	4.500%	09/20/2009		325,000	(7,861)
Lehman Brothers, Inc.	6-Month GBP-LIBOR	Pay	4.500%	09/20/2009		130,500	(3,152)
Merrill Lynch & Co., Inc.	6-Month GBP-LIBOR	Pay	4.500%	09/20/2009		154,700	(3,759)
Merrill Lynch & Co., Inc.	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		54,200	1,718
UBS Warburg LLC	6-Month GBP-LIBOR	Pay	4.500%	09/20/2009		250,000	(6,092)
Goldman Sachs & Co.	6-month JPY-LIBOR	Receive	2.000%	06/15/2012	JPY	14,580,300	1,833
Goldman Sachs & Co.	6-month JPY-LIBOR	Receive	2.000%	12/15/2015		11,690,000	646
Morgan Stanley Dean Witter & Co.	6-month JPY-LIBOR	Receive	2.000%	06/15/2012		25,008,000	931
UBS Warburg LLC	6-month JPY-LIBOR	Receive	2.000%	06/15/2012		53,310,000	(1,558)
Bank of America	3-month USD-LIBOR	Pay	5.000%	12/20/2036		$180,500	(1,643)
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2008		2,034,700	(1,818)
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2011		137,600	(1,193)
Citibank N.A.	3-month USD-LIBOR	Pay	5.000%	12/20/2036		235,000	(2,137)
Deutsche Bank AG	3-month USD-LIBOR	Pay	5.000%	12/20/2036		236,500	(2,153)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2016		182,300	(2,254)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/15/2035		190,400	(5,000)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2036		17,700	(161)
J.P. Morgan Chase & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2011		48,000	(428)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/20/2011		205,300	(1,834)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/20/2016		66,400	(821)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/15/2035		187,600	(4,994)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2016		170,700	(2,109)
UBS Warburg LLC	3-month USD-LIBOR	Pay	5.000%	12/20/2026		38,700	(42)

							$(42,892)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	$7,500	$11
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	24,100	35
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.950%	09/20/2006	25,000	52
Bank of America	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.770%	12/20/2006	20,000	315
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.700%	03/20/2007	25,000	350
Bank of America	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.350%	09/20/2007	10,000	(54)
Bank of America	American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.195%	03/20/2010	50,000	153
Bank of America	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.193%	03/20/2010	50,000	104
Bank of America	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.750%	09/20/2010	5,000	507
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.620%	03/20/2013	20,900	(452)
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.350%	09/20/2006	13,700	(4)
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.300%	09/20/2006	7,500	(3)
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.050%	12/20/2006	30,000	70
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.600%	12/20/2006	15,000	1
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.675%	03/20/2007	25,000	345
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	06/20/2007	9,700	203
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%	06/20/2007	800	16
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.550%	06/20/2007	23,000	436
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.150%	06/20/2007	10,000	151
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.320%	09/20/2007	8,200	(47)
BNP Paribas Bank	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.450%	06/20/2011	10,000	(128)
BNP Paribas Bank	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(3.130%)	06/20/2011	10,000	(182)
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	6,050	9
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.800%	09/20/2006	10,000	70
Citibank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.445%	12/20/2006	26,100	104
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.400%	09/20/2008	10,000	4
Credit Suisse First Boston	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.650%	09/20/2010	2,000	196
Credit Suisse First Boston	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.170%	09/20/2010	5,000	401
Credit Suisse First Boston	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.160%	09/20/2010	3,000	239
Credit Suisse First Boston	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	2.090%	05/20/2016	10,000	(261)
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.100%	12/20/2006	15,000	261
Deutsche Bank AG	Dow Jones CDX N.A. HVOL5 Index	Buy	(0.850%)	12/20/2010	200,000	(740)
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.770%	06/20/2011	10,000	(19)
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.760%	06/20/2011	10,000	(22)
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.920%	06/20/2011	10,000	33
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.830%	06/20/2011	10,000	2
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.020%	06/20/2011	10,000	67
Deutsche Bank AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(3.320%)	06/20/2011	10,000	(252)
Deutsche Bank AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(3.400%)	06/20/2011	10,000	(282)
Deutsche Bank AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(3.410%)	06/20/2011	10,000	(285)
Deutsche Bank AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(3.100%)	06/20/2011	10,000	(170)
Deutsche Bank AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(3.120%)	06/20/2011	10,000	(178)
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.700%	09/20/2006	15,000	10
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.800%	09/20/2006	10,000	9
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.550%	09/20/2006	10,000	3
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.800%	09/20/2006	2,000	14
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	10,000	14
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%	09/20/2006	2,700	4
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	12/20/2006	3,600	14
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.300%	12/20/2006	3,630	12
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	5.400%	12/20/2006	5,600	185
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.500%	06/20/2007	600	11
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.900%	06/20/2007	12,000	268
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.450%	09/20/2007	10,000	(42)
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	7,400	(36)
Goldman Sachs & Co.	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.170%	09/20/2010	5,000	401
Goldman Sachs & Co.	Dow Jones CDX N.A. HV5 Index	Buy	(0.850%)	12/20/2010	50,000	(393)
Goldman Sachs & Co.	Dow Jones CDX N.A. HV5 Index	Buy	(0.850%)	12/20/2010	100,000	(870)
Goldman Sachs & Co.	Dow Jones CDX N.A. HV5 Index	Buy	(0.850%)	12/20/2010	545,300	(2,747)
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.050%	06/20/2011	10,000	78
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(3.150%)	06/20/2011	10,000	(189)
HSBC Bank USA	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.390%	09/20/2006	18,200	13
HSBC Bank USA	Ford Motor Corp. 7.450% due 07/16/2031	Sell	2.410%	06/20/2007	5,300	(120)
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.700%	06/20/2007	5,000	5
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.950%	09/20/2007	7,500	(76)
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.600%	09/20/2006	10,000	12
J.P. Morgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.160%	11/20/2006	20,000	2
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	06/20/2007	3,500	73
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.600%	06/20/2007	5,000	97
J.P. Morgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%	06/20/2007	29,300	(217)
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.150%	06/20/2010	10,000	(164)
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.600%	06/20/2011	15,000	(115)
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.320%	06/20/2011	10,000	209
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(3.250%)	06/20/2011	15,000	(339)
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(3.450%)	06/20/2011	10,000	(325)
J.P. Morgan Chase & Co.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.280%	03/20/2016	10,000	19
J.P. Morgan Chase & Co.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%	03/20/2016	6,950	(76)
J.P. Morgan Chase & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.800%	03/20/2016	22,400	(225)
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%	09/20/2006	20,000	31
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.350%	09/20/2006	4,700	2
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.800%	09/20/2006	6,900	12
Lehman Brothers, Inc.	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.160%	11/20/2006	20,000	3
Lehman Brothers, Inc.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.270%	11/20/2006	20,000	6
Lehman Brothers, Inc.	Ford Motor Corp. 7.450% due 07/16/2031	Sell	5.600%	03/20/2007	15,000	144
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.500%	09/20/2007	10,600	(39)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.150%	09/20/2007	5,000	(39)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	7,800	(38)
Lehman Brothers, Inc.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.190%	03/20/2010	50,000	101
Lehman Brothers, Inc.	People’s China Government International Bond 4.750% due 10/29/2013	Sell	0.230%	03/20/2010	50,000	46
Lehman Brothers, Inc.	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.260%)	09/20/2010	5,900	75
Lehman Brothers, Inc.	Dow Jones CDX N.A. HV5 Index	Buy	(0.850%)	12/20/2010	50,000	(506)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.760%	03/20/2011	10,000	(13)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.050%	06/20/2011	10,000	78
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(3.150%)	06/20/2011	10,000	(189)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.720%	05/20/2013	30,000	(604)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.980%	03/20/2016	6,900	(208)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.920%	03/20/2016	25,000	(859)
Lehman Brothers, Inc.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%	03/20/2016	41,200	(453)
Merrill Lynch & Co., Inc.	Ford Motor Corp. 7.450% due 07/16/2031	Sell	9.150%	12/20/2006	10,000	285
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.500%	06/20/2007	4,000	74
Merrill Lynch & Co., Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.710%	05/20/2013	15,000	(312)
Merrill Lynch & Co., Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.950%	04/20/2016	300	(10)
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.550%	09/20/2006	10,000	3
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.550%	09/20/2006	9,600	3
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%	09/20/2006	12,000	19
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%	09/20/2006	17,000	27
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	4,000	6
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%	09/20/2006	11,400	18
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.900%	09/20/2006	16,400	32
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.700%	09/20/2006	25,000	167
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%	12/20/2006	23,000	354
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.050%	12/20/2006	20,000	47
Morgan Stanley Dean Witter & Co.	Freddie Mac 5.750% due 04/15/2008	Sell	0.215%	02/26/2007	103,300	160
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	06/20/2007	18,900	395
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.550%	06/20/2007	7,300	138
Morgan Stanley Dean Witter & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.460%	06/20/2007	41,800	26
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.200%	09/20/2007	5,900	(42)
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.250%	09/20/2007	10,400	(69)
Morgan Stanley Dean Witter & Co.	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.250%)	09/20/2010	1,300	17
Morgan Stanley Dean Witter & Co.	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.200%)	10/20/2010	10,000	188
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	03/20/2011	10,000	(16)
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.500%	06/20/2011	20,000	(223)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(3.150%)	06/20/2011	20,000	(378)
Morgan Stanley Dean Witter & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.660%	03/20/2013	47,000	(912)
Morgan Stanley Dean Witter & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.780%	03/20/2016	22,400	(259)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.600%	09/20/2006	10,700	4
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.800%	09/20/2006	17,000	16
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.800%	09/20/2006	14,000	24
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.670%	09/20/2006	22,000	30
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	12/20/2006	12,300	192
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.550%	12/20/2006	15,000	(3)
UBS Warburg LLC	Ford Motor Corp. 7.450% due 07/16/2031	Sell	5.650%	03/20/2007	40,000	397
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.800%	06/20/2007	10,000	214
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.900%	06/20/2007	6,000	134
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.150%	06/20/2007	10,000	54
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	5,000	(24)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.350%	12/20/2010	10,000	186
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	03/20/2011	5,000	(8)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.470%	06/20/2011	25,000	(304)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.800%	06/20/2011	25,000	(21)
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(3.150%)	06/20/2011	25,000	(472)
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(3.500%)	06/20/2011	25,000	(797)
Wachovia Bank N.A.	Dow Jones CDX N.A. HV5 Index	Buy	(0.850%)	12/20/2010	167,500	(1,206)

						$(7,721)

+	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

(k) Written options outstanding on June 30, 2006:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$108.000	08/25/2006	53,197	$7,046	$1,662
Call - CBOT U.S. Treasury 10-Year Note September Futures	106.000	08/25/2006	6,108	3,579	1,622
Call - CME 90-Day Eurodollar September Futures	95.500	09/18/2006	3,583	974	22
Put - CBOT U.S. Treasury 10-Year Note September Futures	103.000	08/25/2006	59,305	10,331	8,340
Put - CME 90-Day Eurodollar December Futures	95.000	12/18/2006	10,168	6,481	15,379
Put - CME 90-Day Eurodollar December Futures	95.250	12/18/2006	84,186	69,366	178,369
Put - CME 90-Day Eurodollar December Futures	95.500	12/18/2006	8,323	9,084	22,784
Put - CME 90-Day Eurodollar March Futures	95.250	03/19/2007	3,725	3,480	7,660
Put - CME 90-Day Eurodollar March Futures	94.750	03/19/2007	2,922	1,598	2,977
Put - CME 90-Day Eurodollar September Futures	95.000	09/18/2006	6,774	3,538	9,822
Put - CME 90-Day Eurodollar September Futures	95.250	09/18/2006	1,958	1,438	4,063
Put - CME 90-Day Eurodollar September Futures	95.500	09/18/2006	648	759	1,750

				$117,674	$254,450

Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Put - OTC 1-Year Interest Rate Swap	HSBC Bank USA	6-month GBP-LIBOR	Pay	4.500%	12/20/2006	GBP	1,774,100	$8,655	$19,280
Call - OTC 5-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Receive	5.040%	03/08/2007		$768,000	7,296	1,558
Call - OTC 5-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Receive	5.040%	03/08/2007		439,000	4,236	890
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	10/04/2006		463,600	5,431	0
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.850%	12/22/2006		172,000	2,260	69
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	5.315%	05/09/2007		500,000	5,119	2,968
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.780%	08/07/2006		1,715,000	14,037	0
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.210%	10/25/2006		1,015,100	4,585	1,112
Call - OTC 5-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	4.560%	10/18/2006		93,000	928	0
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.540%	10/04/2006		90,000	1,074	0
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.780%	10/25/2006		1,220,000	4,420	1,336
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.780%	08/08/2006		500,000	4,713	0
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.850%	12/22/2006		978,000	12,836	391
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.040%	03/08/2007		609,000	6,779	1,235
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.220%	04/19/2007		1,643,900	12,989	7,174
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.315%	05/09/2007		2,291,500	23,638	13,600
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.300%	05/23/2007		1,884,000	18,840	11,295
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.340%	06/07/2007		1,974,000	20,076	13,528
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.600%	06/29/2007		1,940,000	21,437	21,437
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.210%	10/25/2006		398,200	1,558	436
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.240%	02/01/2007		1,020,700	6,277	3,854
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.325%	06/07/2007		383,000	3,256	2,541

								$190,440	$102,704

Foreign Currency Options

Description	Counterparty	Exercise Price *	Expiration Date	Notional Amount	Premium *	Value
Call & Put - OTC U.S. dollar versus Japanese Yen Forward Delta Neutral Straddle	J.P. Morgan Chase & Co.	$0.000	08/24/2007	$77,000	$299	$(279)
Call & Put - OTC U.S. dollar versus Japanese Yen Forward Delta Neutral Straddle	Goldman Sachs & Co.	0.000	08/23/2007	134,000	469	(431)
Call & Put - OTC U.S. dollar versus Japanese Yen Forward Delta Neutral Straddle	Goldman Sachs & Co.	0.000	08/23/2007	250,000	0	(1,799)
Call & Put - OTC U.S. dollar versus Japanese Yen Forward Delta Neutral Straddle	Goldman Sachs & Co.	0.000	08/23/2007	96,800	0	(639)
Call & Put - OTC U.S. dollar versus Japanese Yen Forward Delta Neutral Straddle	J.P. Morgan Chase & Co.	0.000	08/23/2007	103,000	576	(557)
Call & Put - OTC U.S. dollar versus Japanese Yen Forward Delta Neutral Straddle	Goldman Sachs & Co.	0.000	08/23/2007	70,000	398	(378)

					$1,742	$(4,083)

Forward Volatility Options

Description	Counterparty	Exercise Price *	Expiration Date	Notional Amount	Premium *	Value
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Goldman Sachs & Co.	$0.000	08/23/2007	$550,800	$867	$(3,247)
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	J.P. Morgan Chase & Co.	0.000	08/23/2007	103,000	576	(557)
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	J.P. Morgan Chase & Co.	0.000	08/24/2007	77,000	299	(279)

					$1,742	$(4,083)

*	Exercise price and premium determined on a future date, based upon implied volatility parameters.

(l) Short sales outstanding on June 30, 2006:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	4.500%	07/18/2021	$39,000	$36,791	$36,867

(m) Forward foreign currency contracts outstanding on June 30, 2006:

Type		Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CAD	333,502	07/2006	$0	$(2,929)	$(2,929)
Buy	CLP	18,879,274	07/2006	0	(755)	(755)
Sell		18,879,274	07/2006	279	0	279
Buy		31,774,486	08/2006	0	(716)	(716)
Sell		31,774,486	08/2006	413	0	413
Buy	CNY	742,913	03/2007	0	(806)	(806)
Sell	EUR	4,980,120	07/2006	12,733	(52,049)	(39,316)
Sell		4,800,000	08/2006	0	(111,914)	(111,914)
Buy	GBP	182,239	07/2006	2,718	0	2,718
Buy		72,386	07/2006	2,120	0	2,120
Sell		72,386	07/2006	0	(885)	(885)
Buy	INR	730,634	08/2006	0	(430)	(430)
Buy		1,199,042	09/2006	0	(565)	(565)
Buy		756,651	11/2006	0	(318)	(318)
Buy		441,804	07/2006	699	0	699
Sell		441,804	07/2006	0	(146)	(146)
Buy		1,834,554	08/2006	3,277	0	3,277
Buy		1,006,312	09/2006	811	0	811
Buy	JPY	432,557	07/2006	0	(21)	(21)
Sell		122,953,700	07/2006	0	(7,802)	(7,802)
Buy		305,466,813	08/2006	831	(78,886)	(78,055)
Buy	KRW	33,866,800	07/2006	1,134	0	1,134
Sell		33,866,800	07/2006	0	(383)	(383)
Buy		69,962,458	08/2006	1,408	0	1,408
Buy		60,247,968	09/2006	1,068	0	1,068
Buy		133,131,382	05/2007	7	(330)	(323)
Buy	MXN	748,050	08/2006	0	(4,564)	(4,564)
Sell		748,050	08/2006	2,361	0	2,361
Buy		194,461	09/2006	0	(1,006)	(1,006)
Sell		194,461	09/2006	605	0	605
Sell	NZD	58,583	08/2006	0	(303)	(303)
Buy	PEN	221,795	08/2006	1,404	0	1,404
Sell		221,795	08/2006	0	(2,399)	(2,399)
Buy		62,553	09/2006	409	0	409
Sell		62,553	09/2006	0	(707)	(707)
Buy	PLN	57,120	08/2006	0	(91)	(91)
Sell		57,120	08/2006	0	(433)	(433)
Buy		60,986	09/2006	198	0	198
Sell		60,986	09/2006	0	(466)	(466)
Buy	SGD	26,132	07/2006	329	0	329
Sell		26,132	07/2006	0	(167)	(167)
Buy		172,548	08/2006	1,197	(263)	934
Sell		15,471	08/2006	0	(35)	(35)
Buy		55,927	09/2006	561	0	561
Buy		15,471	10/2006	30	0	30
Buy	SKK	522,297	08/2006	340	0	340
Sell		522,297	08/2006	0	(642)	(642)
Buy		2,182,256	09/2006	1,929	0	1,929
Sell		2,182,256	09/2006	0	(2,667)	(2,667)
Buy	TWD	2,889,854	08/2006	0	(1,732)	(1,732)
Buy		577,873	09/2006	0	(172)	(172)
Buy		311,248	12/2006	0	(111)	(111)
Buy	ZAR	137,665	08/2006	0	(3,243)	(3,243)
Sell		137,665	08/2006	2,477	0	2,477

				$39,338	$(277,936)	$(238,598)

(n) Restricted Securities as of June 30, 2006:

Issuer Description	Coupon Rate	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as a Percentage of Net Assets
DLJ Mortgage Acceptance Corp.	3.844%	08/01/2021	07/21/1992	$645	$572	0.00%
Goldman Sachs Mortgage Corp.	6.000%	12/31/2007	06/24/1993	2,667	2,612	0.00%
Mazda Manufacturing Corp.	4.910%	07/01/2008	03/31/1992	930	892	0.00%
Mazda Manufacturing Corp.	10.500%	07/01/2008	03/31/1992	241	234	0.00%
Morgan Stanley Warehouse Facilities	4.880%	08/16/2006	06/28/2004	234,600	234,600	0.25%
United Telecom, Inc.	6.890%	07/01/2008	09/22/2003	718	696	0.00%
United Telephone Co. of Northwest	6.890%	07/01/2008	05/02/2002	2,680	2,746	0.00%

				$242,481	$242,352	0.25%

(o) Exercise price and premium determined on a future date, based upon implied volatility parameters.

See accompanying notes

Schedule of Investments

Total Return Fund II

June 30, 2006 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 5.9%
Banking & Finance 3.5%
American General Finance Corp.
5.489% due 03/23/2007	$1,600	$1,601
American International Group, Inc.
5.050% due 10/01/2015	1,000	935
Citigroup, Inc.
5.520% due 12/26/2008	12,100	12,112
General Electric Capital Corp.
5.311% due 03/04/2008	1,500	1,501
General Motors Acceptance Corp.
6.125% due 09/15/2006	7,600	7,589
Goldman Sachs Group LP
5.800% due 01/20/2009	5,000	5,064
KBC Bank Funding Trust III
9.860% due 11/29/2049	12,000	13,336
Morgan Stanley Warehouse Facilities
4.719% due 08/16/2006 (i)	6,800	6,800
UBS Preferred Funding Trust I
8.622% due 10/29/2049	19,700	21,569
USB Capital IX
6.189% due 03/29/2049	700	685

		71,192

Industrials 1.9%
Continental Airlines, Inc.
7.056% due 03/15/2011	1,600	1,633
DaimlerChrysler N.A. Holding Corp.
5.486% due 03/07/2007	15,900	15,906
El Paso Corp.
6.750% due 05/15/2009	16,700	16,575
Tyson Foods, Inc.
6.600% due 04/01/2016	400	392
United Airlines, Inc.
6.071% due 03/01/2013	493	492
9.190% due 12/24/2013 (b)	7,156	3,721
Viacom, Inc.
5.750% due 04/30/2011	600	590

		39,309

Utilities 0.5%
AT&T, Inc.
4.214% due 06/05/2021	6,000	5,933
Qwest Capital Funding, Inc.
7.250% due 02/15/2011	2,900	2,835
Sprint Capital Corp.
6.125% due 11/15/2008	1,200	1,210

		9,978

Total Corporate Bonds & Notes (Cost $119,435)		120,479

MUNICIPAL BONDS & NOTES 1.8%
California State Tobacco Securitization Agency Revenue Bonds, Series 2002
6.125% due 06/01/2043	2,000	2,096
Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
6.250% due 06/01/2033	6,020	6,564
6.625% due 06/01/2040	5,300	5,895
Iowa State Tobacco Settlement Authority Revenue Notes, Series 2005
6.500% due 06/01/2023	990	974
Miami, Florida Rent Revenue Bonds, Series 1989
8.650% due 07/01/2019	180	210
Nevada State Truckee Meadows Water Authority Revenue Bonds, (MBIA Insured), Series 2005
5.000% due 07/01/2036	933	978
New Jersey State Economic Development Authority Revenue Notes, (AMBAC Insured), Series 1997
0.000% due 02/15/2008	1,000	915
New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
5.750% due 06/01/2032	2,935	3,058
New York City, New York General Obligation Bonds, Series 2005
5.700% due 03/01/2035	5,000	5,125
New York City, New York General Obligation Notes, Series 2005
5.000% due 03/01/2030	1,500	1,521
North Texas Tollway Authority
5.000% due 01/01/2035	5,000	5,066
Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035	3,200	3,107

Total Municipal Bonds & Notes (Cost $33,222)		35,509

U.S. GOVERNMENT AGENCIES 58.6%
Fannie Mae
4.500% due 08/17/2021	2,500	2,357
4.689% due 02/25/2036	1,000	969
4.698% due 10/01/2035	9,998	9,868
4.810% due 09/22/2006	10,300	10,299
4.823% due 09/01/2034	1,445	1,425
4.916% due 01/01/2035	3,314	3,268
5.000% due 12/01/2016 - 09/01/2035 (d)	311,346	299,081
5.249% due 04/26/2035	275	276
5.362% due 07/25/2035	307	307
5.411% due 09/01/2040	5,314	5,356
5.500% due 11/01/2013 - 07/13/2036 (d)	830,969	799,903
5.936% due 02/01/2023	133	135
6.000% due 05/01/2017 - 07/13/2036 (d)	20,857	20,704
6.103% due 01/01/2024	84	85
6.113% due 07/01/2020	127	128
6.153% due 12/01/2023	69	70
6.268% due 04/01/2024	146	149
6.500% due 07/01/2013 - 06/25/2044 (d)	2,555	2,578
6.625% due 03/01/2024	3	3
7.000% due 04/01/2011 - 09/25/2020 (d)	86	88
7.500% due 04/01/2008	3	3
7.750% due 10/01/2007	1	1
8.000% due 04/01/2015 - 10/01/2030 (d)	16	17
8.500% due 01/01/2007 - 04/01/2017 (d)	4	3
9.000% due 06/01/2010 - 06/25/2018 (d)	20	21
9.250% due 07/25/2019	223	240
9.500% due 09/01/2009	3	3
10.000% due 11/01/2021	7	7
11.000% due 09/01/2010	24	26
13.750% due 11/01/2011 - 09/01/2013 (d)	8	7
Federal Home Loan Bank
0.000% due 02/05/2007	2,000	1,925
Federal Housing Administration
8.955% due 05/01/2019	81	81
Freddie Mac
5.000% due 11/01/2018 - 12/01/2031 (d)	6,416	6,179
5.211% due 02/25/2045	1,164	1,155
5.364% due 02/01/2023	50	50
5.500% due 01/01/2018	118	116
5.701% due 12/01/2022	513	522
5.790% due 07/01/2030	135	137
6.000% due 02/01/2016 - 11/01/2032 (d)	6,666	6,640
6.500% due 12/01/2010	31	31
7.000% due 03/01/2007 - 07/15/2022 (d)	1,895	1,900
7.500% due 01/15/2023 - 01/01/2026 (d)	4,265	4,358
8.000% due 11/01/2025 - 06/15/2030 (d)	2,612	2,663
8.250% due 05/01/2008	1	1
9.000% due 12/15/2020	104	104
9.250% due 11/15/2019	3	3
9.500% due 02/01/2011 - 02/01/2018 (d)	14	15
10.000% due 06/01/2011 - 03/01/2021 (d)	16	17
Government National Mortgage Association
4.375% due 06/20/2023 - 06/20/2027 (d)	944	944
4.500% due 07/20/2030	161	161
4.750% due 09/20/2024 - 08/20/2027 (d)	2,223	2,230
5.125% due 12/20/2029	1,483	1,492
5.375% due 01/20/2024 - 02/20/2027 (d)	2,126	2,133
6.000% due 01/15/2024 - 10/15/2031 (d)	198	197
7.500% due 09/15/2014 - 09/15/2025 (d)	32	33
8.000% due 07/15/2010 - 08/15/2024 (d)	122	131
9.000% due 09/15/2008 - 11/15/2017 (d)	43	46
9.500% due 01/20/2019 - 12/15/2021 (d)	16	18
12.000% due 03/15/2014 - 06/15/2015 (d)	1	0
Small Business Administration
7.449% due 08/01/2010	867	904
7.970% due 01/25/2025	329	339

Total U.S. Government Agencies (Cost $1,234,220)		1,191,902

U.S. TREASURY OBLIGATIONS 1.3%
Treasury Inflation Protected Securities (c)
3.375% due 01/15/2007 (f)	12,715	12,752
2.375% due 01/15/2025	6,519	6,347
2.000% due 01/15/2026	3,349	3,068
3.625% due 04/15/2028	498	591
3.375% due 04/15/2032	2,270	2,680

Total U.S. Treasury Obligations (Cost $26,438)		25,438

MORTGAGE-BACKED SECURITIES 1.9%
American Home Mortgage Investment Trust
4.390% due 02/25/2045	3,892	3,756
Banc of America Funding Corp.
4.115% due 05/25/2035	4,986	4,807
Bear Stearns Adjustable Rate Mortgage Trust
5.062% due 04/25/2033	2,317	2,294
Bear Stearns Alt-A Trust
5.415% due 05/25/2035	8,697	8,599
Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035	1,522	1,493
Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 11/20/2025	1,942	1,905
CS First Boston Mortgage Securities Corp.
6.173% due 06/25/2032	579	577
DLJ Acceptance Trust
11.000% due 08/01/2019	20	22
Guaranteed Mortgage Corp.
9.300% due 07/20/2019	61	65
Indymac ARM Trust
6.586% due 01/25/2032	102	102
Nationslink Funding Corp.
5.520% due 11/10/2030	379	379
6.654% due 11/10/2030	217	217
Prime Mortgage Trust
5.722% due 02/25/2019	382	383
5.722% due 02/25/2034	1,716	1,722
Structured Asset Mortgage Investments, Inc.
5.582% due 09/19/2032	1,676	1,679
Structured Asset Securities Corp.
6.250% due 01/25/2032	427	425
6.070% due 02/25/2032	165	164
Washington Mutual, Inc.
5.129% due 10/25/2032	1,070	1,062
5.612% due 10/25/2045	2,460	2,476
Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	6,923	6,830

Total Mortgage-Backed Securities (Cost $39,473)		38,957

ASSET-BACKED SECURITIES 0.4%
AAA Trust
5.422% due 11/26/2035	838	839
Amortizing Residential Collateral Trust
5.592% due 06/25/2032	1,610	1,611
Bear Stearns Asset-Backed Securities, Inc.
5.772% due 03/25/2043	1,277	1,281
Carrington Mortgage Loan Trust
5.402% due 06/25/2035	437	437
Countrywide Asset-Backed Certificates
5.402% due 06/25/2035	573	574
EMC Mortgage Loan Trust
5.692% due 05/25/2040	3,607	3,620
Morgan Stanley Dean Witter Capital I, Inc.
5.652% due 07/25/2032	41	41
Structured Asset Securities Corp.
5.371% due 01/25/2033	237	238

Total Asset-Backed Securities (Cost $8,619)		8,641

	Notional Amount (000s)
PURCHASED CALL OPTIONS 0.1%
2-Year Interest Rate Swap (OTC) Pay 3-Month USD-LIBOR Floating Rate Index
Strike @ 4.750% Exp. 08/07/2006	99,000	0
Strike @ 4.750% Exp. 08/08/2006	30,000	0
Strike @ 4.500% Exp. 10/04/2006	63,400	0
Strike @ 5.130% Exp. 10/25/2006	162,400	49
Strike @ 4.800% Exp. 12/22/2006	65,000	9
Strike @ 5.170% Exp. 02/01/2007	50,800	61
Strike @ 5.000% Exp. 03/08/2007	96,000	82
Strike @ 5.080% Exp. 04/19/2007	80,500	116
Strike @ 5.200% Exp. 05/09/2007	113,100	247
Strike @ 5.200% Exp. 05/23/2007	96,000	222
Strike @ 5.250% Exp. 06/07/2007	117,000	321
Strike @ 5.500% Exp. 06/30/2007	94,000	451

Total Purchased Call Options (Cost $4,104)		1,558

	# of Contracts
PURCHASED PUT OPTIONS 0.0%
90-Day Eurodollar December Futures (CME)
Strike @ $92.000 Exp. 12/18/2006	2,144	14
Strike @ $92.500 Exp. 12/18/2006	50	0
Strike @ $92.750 Exp. 12/18/2006	510	3
Strike @ $93.000 Exp. 12/18/2006	200	1
90-Day Eurodollar June Futures (CME)
Strike @ $91.000 Exp. 06/18/2007	2,565	16
Strike @ $91.250 Exp. 06/18/2007	1,695	11
90-Day Eurodollar March Futures (CME)
Strike @ $92.000 Exp. 03/19/2007	987	6
90-Day Eurodollar September Futures (CME)
Strike @ $92.750 Exp. 09/18/2006	489	3

Total Purchased Put Options (Cost $82)		54

	Shares
PREFERRED STOCK 0.8%
DG Funding Trust
6.777% due 12/31/2049	1,568	16,552

Total Preferred Stock (Cost $16,522)		16,552

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 40.1%
Certificates of Deposit 5.6%
Citibank New York N.A.
5.165% due 08/22/2006	$39,000	39,000
5.240% due 09/07/2006	20,000	20,000
Wells Fargo Bank N.A.
5.280% due 07/11/2006	55,000	55,000

		114,000

Commercial Paper 30.4%
Bank of America Corp.
5.060% due 07/05/2006	58,000	57,984
Fannie Mae
4.809% due 07/05/2006	458,700	458,571
Federal Home Loan Bank
5.030% due 07/03/2006	55,300	55,300
Freddie Mac
5.065% due 11/14/2006	48,000	47,019

		618,874

Repurchase Agreement 2.9%
Lehman Brothers Inc.
4.500% due 07/03/2006	58,000	58,000
(Dated 06/30/2006. Collateralized by Treasury Inflation Protected Securities 0.875% due 04/15/2010 valued at $59,366. Repurchase proceeds are $58,022.)

Tri-Party Repurchase Agreement 0.7%
State Street Bank
4.900% due 07/03/2006	14,126	14,126
(Dated 06/30/2006. Collateralized by Fannie Mae 5.250% due 04/15/2007 valued at $14,410. Repurchase proceeds are $14,132.)

U.S. Treasury Bills 0.5%
4.759% due 08/31/2006-09/14/2006 (d)(e)(f)	10,885	10,771

Total Short-Term Instruments (Cost $815,860)		815,771

Total Investments (a) 110.9% (Cost $2,297,975)		$2,254,861
Written Options (e) (0.4%) (Premiums $6,918)		(8,049)
Other Assets and Liabilities (Net) (10.5%)		(214,254)

Net Assets 100.0%		$2,032,558

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) As of June 30, 2006, portfolio securities with an aggregate market value of $10,602 were valued in good faith and pursuant to guidelines established by the Board of Trustees.

(b) Security is in default.

(c) Principal amount of security is adjusted for inflation.

(d) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(e) Securities with an aggregate market value of $2,227 have been pledged as collateral for swap and swaption contracts on June 30, 2006.

(f) Securities with an aggregate market value of $21,049 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	3,122	$(4,986)
90-Day Eurodollar December Futures	Long	12/2007	601	(742)
90-Day Eurodollar June Futures	Long	06/2007	2,180	(4,183)
90-Day Eurodollar March Futures	Long	03/2007	3,474	(6,828)
90-Day Eurodollar March Futures	Long	03/2008	90	(61)
90-Day Eurodollar September Futures	Long	09/2006	354	(239)
90-Day Eurodollar September Futures	Long	09/2007	1,765	(3,115)
U.S. Treasury 5-Year Note September Futures	Long	09/2006	149	(73)
U.S. Treasury 30-Year Bond September Futures	Long	09/2006	14	13

				$(20,214)

(g) Swap agreements outstanding on June 30, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized (Depreciation)
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2008	$85,600	$(76)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/20/2011	25,000	(223)
Royal Bank of Scotland PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2011	19,900	(175)

						$(474)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.760%	06/20/2007	$3,400	$61
Goldman Sachs & Co.	Dow Jones CDX N.A. HV5 Index	Buy	(0.850%)	12/20/2010	10,300	(47)
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.670%	06/20/2007	1,500	1
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.350%	06/20/2007	5,000	84
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.450%	06/20/2007	2,000	17
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%	09/20/2006	300	0
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.600%	06/20/2007	6,100	60

						$176

+	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

(h) Written options outstanding on June 30, 2006:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$108.000	08/25/2006	1,144	$151	$36
Call - CBOT U.S. Treasury 10-Year Note September Futures	106.000	08/25/2006	130	76	35
Call - CME 90-Day Eurodollar September Futures	95.500	09/18/2006	90	24	1
Put - CBOT U.S. Treasury 10-Year Note September Futures	103.000	08/25/2006	1,274	222	179
Put - CME 90-Day Eurodollar December Futures	95.000	12/18/2006	234	149	354
Put - CME 90-Day Eurodollar December Futures	95.250	12/18/2006	1,841	1,421	3,901
Put - CME 90-Day Eurodollar December Futures	95.500	12/18/2006	144	153	394
Put - CME 90-Day Eurodollar March Futures	95.250	03/19/2007	94	88	193
Put - CME 90-Day Eurodollar March Futures	94.750	03/19/2007	72	39	73
Put - CME 90-Day Eurodollar September Futures	95.000	09/18/2006	98	49	142
Put - CME 90-Day Eurodollar September Futures	95.250	09/18/2006	362	281	751
Put - CME 90-Day Eurodollar September Futures	95.500	09/18/2006	90	105	243

				$2,758	$6,302

Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Receive	5.040%	03/08/2007	$27,000	$261	$55
Call - OTC 5-Year Interst Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Receive	5.210%	10/25/2006	33,000	120	36
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	10/04/2006	11,800	138	0
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.850%	12/22/2006	28,000	368	11
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.780%	08/07/2006	43,000	352	0
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.210%	10/25/2006	27,500	124	30
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.780%	08/08/2006	13,000	123	0
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.540%	10/04/2006	16,000	191	0
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.040%	03/08/2007	14,000	156	28
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.220%	04/19/2007	35,000	277	153
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.315%	05/09/2007	49,500	510	294
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.300%	05/23/2007	41,000	410	246
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.340%	06/07/2007	43,000	436	294
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.600%	06/29/2007	41,000	453	453
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.210%	10/25/2006	9,600	38	11
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.240%	02/01/2007	22,000	135	83
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.325%	06/07/2007	8,000	68	53

							$4,160	$1,747

(i) Restricted security as of June 30, 2006:

Issuer Description	Coupon Rate	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as a Percentage of Net Assets
Morgan Stanley Warehouse Facilities	5.3606%	08/16/2006	06/28/2004	$6,800	$6,800	0.30%

See accompanying notes

Schedule of Investments

Total Return Fund III

June 30, 2006 (Unaudited)

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 5.2%
Banking & Finance 3.9%
American General Finance Corp.
5.489% due 03/23/2007		$900	$900
American International Group, Inc.
5.050% due 10/01/2015		400	374
Bank of America Corp.
5.406% due 06/19/2009		18,300	18,307
China Development Bank
5.000% due 10/15/2015		600	561
Citigroup, Inc.
5.520% due 12/26/2008		5,100	5,105
Export-Import Bank of China
4.875% due 07/21/2015		500	464
Export-Import Bank of Korea
7.100% due 03/15/2007		50	50
Ford Motor Credit Co.
5.700% due 01/15/2010		600	526
General Electric Capital Corp.
5.311% due 03/04/2008		900	901
Goldman Sachs Group, Inc.
5.420% due 07/23/2009		7,900	7,957
HBOS PLC
5.920% due 09/29/2049		700	646
HSBC Capital Funding LP
9.547% due 12/31/2049		1,200	1,346
HSBC Holdings PLC
6.500% due 05/02/2036		2,400	2,367
International Lease Finance Corp.
3.125% due 05/03/2007		9,426	9,223
KBC Bank Funding Trust III
9.860% due 11/29/2049		2,100	2,334
Morgan Stanley
4.750% due 04/01/2014		110	101
Morgan Stanley Warehouse Facilities
4.719% due 08/16/2006 (k)		4,000	4,000
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		600	580
Nordea Bank Sweden AB
8.950% due 11/29/2049		500	544
Petroleum Export Ltd.
5.265% due 06/15/2011		574	557
Phoenix Quake Ltd.
7.440% due 07/03/2008		600	608
Phoenix Quake Wind II Ltd.
8.490% due 07/03/2008		300	273
Phoenix Quake Wind Ltd.
7.440% due 07/03/2008		600	606
Prudential Holdings LLC
8.695% due 12/18/2023		265	315
Resona Bank Ltd.
5.850% due 09/29/2049		800	746
Royal Bank of Scotland Group PLC
7.648% due 08/31/2049		3,800	4,102
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049		5,800	5,419
USB Capital IX
6.189% due 03/29/2049		600	587
Wachovia Bank N.A.
5.480% due 06/27/2008		3,900	3,901
World Financial Properties
6.950% due 09/01/2013		186	192

			73,592

Industrials 0.9%
El Paso Corp.
9.625% due 05/15/2012		1,000	1,097
HJ Heinz Co.
6.428% due 12/01/2020		700	712
Marathon Oil Corp.
5.375% due 06/01/2007		200	199
Pemex Project Funding Master Trust
9.125% due 10/13/2010		65	71
7.375% due 12/15/2014		500	517
5.750% due 12/15/2015		1,400	1,291
Tennessee Gas Pipeline Co.
7.000% due 10/15/2028		8,400	7,820
Tyson Foods, Inc.
6.600% due 04/01/2016		400	392
United Airlines, Inc.
6.071% due 03/01/2013		282	281
Williams Cos., Inc.
6.375% due 10/01/2010		4,600	4,508

			16,888

Utilities 0.4%
Deutsche Telekom International Finance BV
8.000% due 06/15/2010		150	161
FPL Group Capital, Inc.
4.086% due 02/16/2007		135	134
Qwest Capital Funding, Inc.
7.250% due 02/15/2011		1,196	1,169
Ras Laffan LNG III
5.838% due 09/30/2027		1,600	1,494
Sprint Capital Corp.
4.780% due 08/17/2006		1,100	1,099
6.000% due 01/15/2007		2,000	2,003
6.125% due 11/15/2008		800	807

			6,867

Total Corporate Bonds & Notes (Cost $98,926)			97,347

MUNICIPAL BONDS & NOTES 0.4%
Arizona State Salt River Project Agricultural Improvement and Power District Revenue Bonds, Series 2005
5.800% due 01/01/2035		115	110
Houston, Texas Utility System Revenue Bonds, (FSA Insured), Series 2006
5.000% due 11/15/2035		2,110	2,145
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2005
5.000% due 06/15/2039		367	382
North Texas Tollway Authority Revenue Bonds, (FSA Insured), Series 2005
5.000% due 01/01/2035		2,940	2,979
Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035		2,200	2,149

Total Municipal Bonds & Notes (Cost $7,812)			7,765

U.S. GOVERNMENT AGENCIES 50.4%
Fannie Mae
2.625% due 01/19/2007		1,200	1,181
3.072% due 07/01/2034		91	89
4.167% due 03/01/2033		229	225
4.500% due 03/01/2020 - 09/01/2034 (c)		2,164	2,039
4.598% due 07/01/2035		11,297	11,142
4.637% due 08/01/2035		11,488	11,285
4.689% due 02/25/2036		800	775
4.828% due 09/01/2034		1,131	1,115
4.901% due 01/01/2035		1,794	1,769
5.000% due 10/01/2017 - 08/01/2035 (c)		125,281	120,403
5.125% due 01/02/2014		260	250
5.249% due 04/26/2035		178	178
5.312% due 09/22/2006		6,200	6,199
5.362% due 07/25/2035		209	209
5.500% due 05/01/2013 - 07/13/2036 (c)		735,979	708,423
5.750% due 02/15/2008		200	201
5.834% due 02/01/2031		7	7
6.000% due 10/01/2016 - 07/13/2036 (c)		8,907	8,832
6.500% due 01/01/2011 - 06/25/2044 (c)		1,867	1,885
7.000% due 03/01/2013 - 10/01/2031 (c)		87	89
7.500% due 05/01/2011 - 02/01/2027 (c)		320	332
8.250% due 07/01/2017		2	2
9.000% due 06/01/2025		1	1
12.500% due 06/01/2015		7	7
Federal Home Loan Bank
4.200% due 02/05/2007		1,200	1,155
4.625% due 02/18/2011		425	411
5.250% due 08/15/2006		200	200
Federal Housing Administration
7.430% due 01/25/2023		710	715
Freddie Mac
5.000% due 12/01/2017 - 09/01/2035 (c)		3,939	3,759
5.012% due 08/15/2032		1,189	1,189
5.211% due 02/25/2045		944	938
5.500% due 06/01/2019 - 11/01/2032 (c)		880	855
5.572% due 04/01/2033		52	52
5.708% due 12/01/2022		86	87
5.750% due 04/15/2008		100	100
6.000% due 02/01/2016 - 03/01/2033 (c)		832	828
6.108% due 07/01/2030		39	40
6.500% due 05/01/2016 - 05/15/2032 (c)		32,672	33,131
7.000% due 11/01/2011 - 07/01/2029 (c)		2,987	3,038
7.500% due 07/01/2011 - 09/01/2025 (c)		58	60
8.000% due 01/01/2012		13	13
Government National Mortgage Association
4.375% due 06/20/2022		291	291
4.750% due 09/20/2023 -02/20/2032 (c)		3,503	3,484
5.125% due 10/20/2024 - 12/20/2026 (c)		508	512
5.375% due 01/20/2024 - 01/20/2026 (c)		730	732
5.808% due 02/16/2030		194	196
6.000% due 01/15/2029 - 05/20/2034 (c)		655	650
6.500% due 05/15/2032 - 06/15/2032 (c)		68	69
7.000% due 12/15/2011 - 02/20/2032 (c)		97	99
10.250% due 02/15/2017		504	523
Small Business Administration
5.520% due 06/01/2024		6,011	5,928
7.449% due 08/01/2010		353	369
Small Business Administration Participation Certificates
5.130% due 09/01/2023		931	900

Total U.S. Government Agencies (Cost $967,739)			936,962

U.S. TREASURY OBLIGATIONS 1.1%
Treasury Inflation Protected Securities (b)(e)
3.375% due 01/15/2007		1,526	1,531
2.375% due 01/15/2025		11,119	10,826
2.000% due 01/15/2026		2,742	2,511
3.625% due 04/15/2028		3,115	3,697
U.S. Treasury Notes
3.250% due 08/15/2007		275	269
4.750% due 11/15/2008		100	99
3.500% due 11/15/2009		500	475
5.000% due 02/15/2011		200	200
4.000% due 02/15/2014		500	465

Total U.S. Treasury Obligations (Cost $21,425)			20,073

MORTGAGE-BACKED SECURITIES 2.5%
American Home Mortgage Investment Trust
4.390% due 02/25/2045		3,062	2,956
Banc of America Funding Corp.
4.114% due 05/25/2035		3,380	3,259
Banc of America Mortgage Securities
5.403% due 10/20/2032		305	304
6.500% due 02/25/2033		400	399
Bear Stearns Adjustable Rate Mortgage Trust
5.339% due 01/25/2033		480	479
5.619% due 01/25/2033		275	271
4.666% due 12/25/2033		2,677	2,636
Bear Stearns Alt-A Trust
5.409% due 05/25/2035		5,445	5,383
Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035		1,237	1,213
Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 02/20/2036		1,572	1,542
CS First Boston Mortgage Securities Corp.
5.419% due 11/15/2019		5,969	5,974
Indymac ARM Trust
6.603% due 01/25/2032		50	49
Indymac Index Mortgage Loan Trust
5.203% due 01/25/2036		6,928	6,865
Mellon Residential Funding Corp.
5.439% due 06/15/2030		4,781	4,799
Prime Mortgage Trust
5.722% due 02/25/2034		887	890
5.722% due 02/25/2034		218	219
Sequoia Mortgage Trust
5.567% due 08/20/2032		1,359	1,360
Structured Asset Securities Corp.
6.070% due 02/25/2032		77	77
Washington Mutual, Inc.
5.123% due 10/25/2032		505	501
5.612% due 10/25/2045		1,951	1,963
Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036		5,673	5,596

Total Mortgage-Backed Securities (Cost $47,211)			46,735

ASSET-BACKED SECURITIES 0.2%
AAA Trust
5.422% due 04/25/2035		791	793
Bear Stearns Asset-Backed Securities, Inc.
5.772% due 07/25/2033		553	554
Carrington Mortgage Loan Trust
5.402% due 06/25/2035		291	291
Citibank Credit Card Issuance Trust
6.875% due 11/16/2009		240	244
Countrywide Asset-Backed Certificates
5.802% due 12/25/2031		725	726
MBNA Master Credit Card Trust USA
5.900% due 08/15/2011		300	303
7.800% due 10/15/2012		200	217
Navistar Financial Corp. Owner Trust
2.590% due 03/15/2011		472	455

Total Asset-Backed Securities (Cost $3,640)			3,583

SOVEREIGN ISSUES 0.6%
Brazilian Government International Bond
10.500% due 07/14/2014		3,000	3,619
8.000% due 01/15/2018		1,000	1,057
Chile Government International Bond
5.500% due 01/15/2013		200	196
Mexico Government International Bond
9.875% due 02/01/2010		200	225
8.375% due 01/14/2011		830	907
Panama Government International Bond
9.625% due 02/08/2011		2,388	2,663
9.375% due 07/23/2012		1,050	1,176
8.875% due 09/30/2027		900	1,024
United Mexican States Value Recovery Right
0.000% due 06/30/2006		0	0
0.000% due 06/30/2007		17,950	476

Total Sovereign Issues (Cost $10,105)			11,343

FOREIGN CURRENCY-DENOMINATED ISSUES (h) 0.8%
HBOS PLC
4.875% due 03/29/2049	EUR	7,480	9,580
JSG Holding PLC
5.610% due 11/29/2014		111	143
5.610% due 11/29/2014		100	129
5.642% due 11/29/2014		43	55
5.642% due 11/29/2014		18	23
5.642% due 11/29/2014		61	79
5.800% due 11/29/2014		108	139
5.831% due 11/29/2014		163	209
5.971% due 11/29/2014		396	511
KBC Bank Funding Trust
6.875% due 06/30/2049		3,000	4,110

Total Foreign Currency-Denominated Issues (Cost $14,595)			14,978

	Notional Amount (000s)
PURCHASED CALL OPTIONS 0.1%
2-Year Interest Rate Swap (OTC) Pay 3-Month USD-LIBOR Floating Rate Index
Strike @ 4.500% Exp. 10/04/2006		$49,400	0
Strike @ 4.750% Exp. 08/07/2006		77,000	0
Strike @ 4.750% Exp. 08/08/2006		23,000	0
Strike @ 4.800% Exp. 12/22/2006		52,000	7
Strike @ 5.000% Exp. 03/08/2007		77,000	66
Strike @ 5.080% Exp. 04/19/2007		62,100	90
Strike @ 5.130% Exp. 10/25/2006		127,300	38
Strike @ 5.170% Exp. 02/01/2007		45,300	54
Strike @ 5.200% Exp. 05/09/2007		100,800	220
Strike @ 5.200% Exp. 05/23/2007		86,000	199
Strike @ 5.250% Exp. 06/07/2007		103,000	283
Strike @ 5.500% Exp. 06/30/2007		86,000	413

Total Purchased Call Options (Cost $3,442)			1,370

	# of Contracts
PURCHASED PUT OPTIONS 0.0%
90-Day Eurodollar December Futures (CME)
Strike @ $91.750 Exp. 12/18/2006		737	4
Strike @ $92.000 Exp. 12/18/2006		1,729	11
Strike @ $92.250 Exp. 12/18/2006		425	3
Strike @ $92.500 Exp. 12/18/2006		190	1
Strike @ $92.750 Exp. 12/18/2006		452	3
90-Day Eurodollar June Futures (CME)
Strike @ $91.000 Exp. 06/18/2007		1,224	8
Strike @ $91.250 Exp. 06/18/2007		970	6
90-Day Eurodollar March Futures (CME)
Strike @ $92.000 Exp. 03/19/2007		58	0
Strike @ $92.250 Exp. 03/19/2007		150	1
90-Day Eurodollar September Futures (CME)
Strike @ EC90.500 Exp. 09/17/2007		300	3
Strike @ $92.500 Exp. 09/18/2006		10	0
Strike @ $94.000 Exp. 09/18/2006		1,496	9

Total Purchased Put Options (Cost $77)			49

	Notional Amount (000s)
PURCHASED STRADDLE OPTIONS (i) 0.0%
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle
Strike @ $0.000 Exp. 08/23/2007		$21,000	19

Total Purchased Straddle Options (Cost $0)			19

	Shares
PREFERRED STOCK 0.8%
Centaur Funding Corp.
9.080% due 04/21/2020		125	147
DG Funding Trust
6.777% due 12/31/2049		797	8,413
Northern Rock PLC
8.000% due 12/31/2049		260,000	6,481

Total Preferred Stock (Cost $15,114)			15,041

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS (h) 49.4%
Certificates of Deposit 1.0%
Barclay Bank PLC
4.530% due 01/29/2007		$17,700	17,698

Commercial Paper 23.8%
Barclays U.S. Funding Corp.
4.955% due 07/18/2006		38,600	38,520
Danske Corp.
4.980% due 07/26/2006		51,300	51,137
5.080% due 08/24/2006		4,400	4,368
Dexia Delaware LLC
4.885% due 07/05/2006		51,400	51,386
Fannie Mae
4.809% due 07/05/2006		33,400	33,391
Federal Home Loan Bank
5.030% due 07/03/2006		50,800	50,800
Rabobank USA Financial Corp.
5.250% due 07/03/2006		50,800	50,800
Societe Generale N.A.
5.055% due 08/15/2006		32,600	32,403
5.050% due 08/16/2006		23,500	23,355
TotalFinaElf Captial S.A.
5.270% due 07/03/2006		50,800	50,800
UBS Finance Delaware LLC
5.270% due 07/03/2006		5,000	5,000
4.985% due 08/18/2006		51,200	50,874

			442,834

France Treasury Bills 14.5%
2.876% due 12/21/2006	EUR	41,880	268,343

Germany Treasury Bills 4.9%
2.672% due 07/12/2006-09/13/2006 (c)		43,150	91,511

Repurchase Agreements 2.4%
Credit Suisse First Boston
4.500% due 07/03/2006		$6,800	6,800
(Dated 06/30/2006. Collateralized by Treasury Inflation Protected Securities 3.375% due 01/15/2007 valued at $6,942. Repurchase proceeds are $6,803.)
4.600% due 07/03/2006		38,200	38,200
(Dated 06/30/2006. Collateralized by U.S. Treasury Bonds 8.125% due 08/15/2019 valued at $39,062. Repurchase proceeds are $38,215.)

			45,000

Tri-Party Repurchase Agreements 0.4%
State Street Bank
4.900% due 07/03/2006		7,896	7,896
(Dated 06/30/2006. Collateralized by Fannie Mae 5.250% due 04/15/2007 valued at $8,055. Repurchase proceeds are $7,899.)

U.S. Treasury Bills 1.1%
4.486% due 08/31/2006-09/14/2006 (c)(d)(e)		20,665	20,446

Total Short-Term Instruments (Cost $910,204)			917,508

Total Investments (a) 111.5% (Cost $2,100,290)			$2,072,773
Written Options (g) (0.4%) (Premiums $6,329)			(7,890)
Other Assets and Liabilities (Net) (11.1%)			(206,694)

Net Assets 100.0%			$1,858,189

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) As of June 30, 2006, portfolio securities with an aggregate market value of $5,498 were valued in good faith and pursuant to guidelines established by the Board of Trustees.

(b) Principal amount of security is adjusted for inflation.

(c) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d) Securities with an aggregate market value of $5,442 have been pledged as collateral for swap and swaption contracts on June 30, 2006.

(e) Securities with an aggregate market value of $14,758 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	3,901	$(3,887)
90-Day Eurodollar December Futures	Long	12/2007	584	(770)
90-Day Eurodollar June Futures	Long	06/2007	1,527	(2,711)
90-Day Eurodollar March Futures	Long	03/2007	2,133	(4,123)
90-Day Eurodollar March Futures	Long	03/2008	221	(155)
90-Day Eurodollar September Futures	Long	09/2006	375	(276)
90-Day Eurodollar September Futures	Long	09/2007	1,160	(1,863)
Euro-Bobl 5-Year Note September Futures	Long	09/2006	40	(53)
U.S. Treasury 10-Year Note September Futures	Long	09/2006	104	(80)
U.S. Treasury 30-Year Bond September Futures	Long	09/2006	174	93
U.S. Treasury 5-Year Note September Futures	Long	09/2006	1,174	(684)
United Kingdom 90-Day LIBOR Sterling Interest Rate Futures Put Options Strike @ GBP95.500		12/2006	62	(34)

				$(14,543)

(f) Swap agreements outstanding on June 30, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010	EUR	1,800	$(8)
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		10,300	(29)
Deutsche Bank AG	6-month EUR-LIBOR	Receive	4.000%	12/15/2011		19,500	148
Merrill Lynch & Co., Inc.	6-month EUR-LIBOR	Receive	4.000%	12/15/2011		25,500	33
UBS Warburg LLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		1,200	(2)
Barclays Bank PLC	6-month GBP-LIBOR	Pay	5.000%	06/16/2011	GBP	10,800	(226)
Barclays Bank PLC	6-month GBP-LIBOR	Receive	4.000%	12/15/2035		2,000	59
Merrill Lynch & Co., Inc.	6-month GBP-LIBOR	Receive	4.000%	12/15/2035		800	25
Goldman Sachs & Co.	6-month JPY-LIBOR	Receive	2.000%	06/15/2012	JPY	258,000	33
Morgan Stanley Dean Witter & Co.	6-month JPY-LIBOR	Receive	2.000%	06/15/2012		434,000	17
UBS Warburg LLC	6-month JPY-LIBOR	Receive	2.000%	06/15/2012		1,000,000	(27)
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2008		$53,400	(48)
Deutsche Bank AG	3-month USD-LIBOR	Pay	5.000%	12/20/2036		8,500	(77)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2016		6,700	(83)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/15/2035		4,200	(110)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/20/2011		22,900	(205)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/20/2016		1,900	(23)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/15/2035		2,400	(64)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/20/2036		6,400	(58)

							$(645)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.300%	09/20/2006	$1,500	$(1)
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.100%	12/20/2006	7,600	18
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.320%	09/20/2007	2,500	(14)
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	3,200	(15)
Goldman Sachs & Co.	Dow Jones CDX N.A. HV5 Index	Buy	(0.850%)	12/20/2010	8,500	(39)
HSBC Bank USA	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.390%	09/20/2006	500	0
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.670%	06/20/2007	1,000	1
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%	06/20/2007	1,100	22
J.P. Morgan Chase & Co.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%	03/20/2016	100	(1)
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	1.430%	06/20/2011	1,400	3
Lehman Brothers, Inc.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%	03/20/2016	400	(4)
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.400%	09/20/2006	3,200	0
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%	09/20/2006	200	0
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.200%	12/20/2006	5,900	106
Morgan Stanley Dean Witter & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.460%	06/20/2007	900	1
Morgan Stanley Dean Witter & Co.	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.250%)	09/20/2010	5,400	70
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	12/20/2006	7,000	109
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.500%	12/20/2006	200	1
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.350%	06/20/2007	1,000	7
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.600%	06/20/2007	3,900	38
Wachovia Bank N.A.	Dow Jones CDX N.A. HV5 Index	Buy	(0.850%)	12/20/2010	3,200	(23)

						$279

+	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

(g) Written options outstanding on June 30, 2006:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$108.000	08/25/2006	1,021	$135	$32
Call - CBOT U.S. Treasury 10-Year Note September Futures	106.000	08/25/2006	116	68	31
Call - CME 90-Day Eurodollar September Futures	95.500	09/18/2006	70	19	0
Put - CBOT U.S. Treasury 10-Year Note September Futures	103.000	08/25/2006	1,137	198	160
Put - CME 90-Day Eurodollar December Futures	95.000	12/18/2006	191	122	289
Put - CME 90-Day Eurodollar December Futures	95.250	12/18/2006	1,830	1,448	3,877
Put - CME 90-Day Eurodollar December Futures	95.500	12/18/2006	251	280	687
Put - CME 90-Day Eurodollar March Futures	95.250	03/19/2007	74	69	152
Put - CME 90-Day Eurodollar September Futures	95.000	09/18/2006	56	31	81
Put - CME 90-Day Eurodollar September Futures	95.250	09/18/2006	264	206	548
Put - CME 90-Day Eurodollar September Futures	95.500	09/18/2006	70	82	189

				$2,658	$6,046

Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Put - OTC 1-Year Interest Rate Swap	HSBC Bank USA	6-month GBP-LIBOR	Pay	4.500%	12/20/2006	GBP	35,400	$172	$385
Call - OTC 5-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Receive	5.040%	03/08/2007		$22,000	212	45
Call - OTC 5-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Receive	5.210%	10/25/2006		25,000	91	27
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	10/04/2006		9,500	111	0
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.850%	12/22/2006		22,000	289	9
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.780%	08/07/2006		33,000	270	0
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.210%	10/25/2006		21,500	97	24
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.780%	08/08/2006		10,000	94	0
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.540%	10/04/2006		12,000	143	0
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.040%	03/08/2007		11,000	123	22
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.220%	04/19/2007		27,000	213	118
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.315%	05/09/2007		44,100	455	262
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.300%	05/23/2007		37,000	370	222
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.340%	06/07/2007		38,000	386	260
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.600%	06/29/2007		37,000	409	409
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.210%	10/25/2006		7,900	31	9
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.240%	02/01/2007		19,600	121	74
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.325%	06/07/2007		7,000	60	46

								$3,647	$1,912

Forward Volatility Options

Description	Counterparty	Exercise Price *	Expiration Date	Notional Amount	Premium*	Value
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Goldman Sachs & Co.	$0.000	08/23/2007	$9,800	$13	$(57)
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	J.P. Morgan Chase & Co.	0.000	08/23/2007	2,000	11	(11)

					$24	$(68)

*	Exercise price and premium determined on a future date, based upon implied volatility parameters.

(h) Forward foreign currency contracts outstanding on June 30, 2006:

Type		Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	1,618	07/2006	$47	$0	$47
Sell		1,619	07/2006	0	(41)	(41)
Buy		724	09/2006	19	0	19
Buy	CAD	6,397	07/2006	0	(66)	(66)
Buy	CLP	518,300	07/2006	0	(29)	(29)
Sell		518,300	07/2006	10	0	10
Buy		552,894	08/2006	0	(13)	(13)
Sell		140,031	08/2006	13	0	13
Buy	CNY	14,525	03/2007	0	(14)	(14)
Buy	EUR	4,877	07/2006	112	0	112
Sell		245,497	07/2006	495	(3,338)	(2,843)
Sell		12,363	08/2006	0	(286)	(286)
Sell		45,000	09/2006	0	(814)	(814)
Buy	GBP	4,032	07/2006	28	0	28
Buy	INR	20,786	08/2006	0	(12)	(12)
Sell		20,786	08/2006	8	0	8
Buy		20,801	09/2006	0	(10)	(10)
Sell		10,235	09/2006	4	0	4
Buy		13,391	11/2006	0	(6)	(6)
Buy	JPY	6,243,123	08/2006	0	(1,728)	(1,728)
Buy	KRW	604,200	07/2006	20	0	20
Sell		604,200	07/2006	0	(9)	(9)
Buy		1,259,065	08/2006	26	0	26
Sell		488,500	08/2006	0	(14)	(14)
Buy		1,310,049	09/2006	27	0	27
Sell		816,249	09/2006	0	(23)	(23)
Buy		2,572,963	05/2007	0	(6)	(6)
Buy	MXN	14,489	08/2006	0	(88)	(88)
Sell		9,780	08/2006	21	0	21
Buy		3,372	09/2006	0	(17)	(17)
Buy	PEN	5,454	08/2006	39	0	39
Sell		5,454	08/2006	0	(52)	(52)
Buy		1,057	09/2006	7	0	7
Sell		1,057	09/2006	0	(12)	(12)
Buy	PLN	1,010	08/2006	0	(2)	(2)
Buy		1,032	09/2006	3	0	3
Sell		150	11/2006	2	0	2
Buy	RUB	7,872	07/2006	12	0	12
Sell		7,872	07/2006	0	(2)	(2)
Buy		36,776	08/2006	67	0	67
Sell		32,570	08/2006	0	(45)	(45)
Buy		17,045	09/2006	13	0	13
Buy	SGD	467	07/2006	6	0	6
Sell		467	07/2006	0	(6)	(6)
Buy		3,676	08/2006	29	(5)	24
Sell		2,119	08/2006	0	(24)	(24)
Buy		519	09/2006	7	0	7
Buy		316	10/2006	1	0	1
Buy	SKK	9,212	08/2006	6	0	6
Buy		41,916	09/2006	38	0	38
Sell		27,500	09/2006	0	(36)	(36)
Buy	TWD	53,866	08/2006	0	(34)	(34)
Sell		32,677	08/2006	0	0	0
Buy		10,009	09/2006	0	(3)	(3)
Sell		10,009	09/2006	0	0	0
Buy		6,352	12/2006	0	(2)	(2)
Buy	ZAR	2,422	08/2006	0	(57)	(57)
Sell		1,485	08/2006	29	0	29
Buy		588	10/2006	0	(4)	(4)

				$1,089	$(6,798)	$(5,709)

(i) Exercise price and premium determined on a future date, based upon implied volatility parameters.

(k )Restricted Security

Issuer Description	Coupon Rate	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as a Percentage of Net Assets
Morgan Stanley Warehouse Facilities	4.719%	08/16/2006	06/28/2004	$4,000	$4,000	0.22%

See accompanying notes

Schedule of Investments

Total Return Mortgage Fund

June 30, 2006 (Unaudited)

	Principal Amount (000s)	Value (000s)
U.S. GOVERNMENT AGENCIES 119.2%
Fannie Mae
0.000% due 07/25/2022-04/25/2009 (a)	$185	$165
4.247% due 10/25/2008	52	52
4.449% due 12/01/2034	2,734	2,749
4.500% due 10/01/2020 - 08/17/2021 (c)	3,509	3,317
4.817% due 08/01/2042	795	799
4.818% due 10/01/2044	809	807
5.000% due 06/01/2018 - 07/18/2021 (c)	97,702	94,233
5.083% due 10/01/2044	1,921	1,926
5.088% due 08/01/2042	952	957
5.168% due 11/25/2032	125	126
5.176% due 04/18/2028	11	11
5.210% due 05/01/2023	34	34
5.215% due 11/01/2018	6	6
5.318% due 03/25/2032 - 07/25/2034 (c)	7,997	8,019
5.433% due 04/01/2007	1,572	1,569
5.500% due 07/18/2021 - 07/13/2036 (c)	153,398	147,719
5.591% due 05/01/2033	1,766	1,770
5.670% due 07/01/2011	2,181	2,157
5.750% due 01/01/2021	17	17
5.844% due 04/25/2023	5	5
5.925% due 10/01/2028	14	14
6.000% due 01/01/2032 - 07/13/2036 (c)	26,244	25,851
6.500% due 09/25/2023 - 12/01/2031 (c)	1,051	1,065
7.000% due 09/25/2023	4	4
7.500% due 06/01/2030 - 08/01/2031 (c)	327	339
7.750% due 08/25/2022	43	45
Federal Home Loan Bank
8.300% due 02/27/2012	2,000	1,746
Federal Housing Administration
5.022% due 10/25/2022	517	521
7.430% due 06/01/2019	335	338
Freddie Mac
3.500% due 12/15/2022	3	2
4.440% due 02/01/2018	85	84
4.500% due 04/01/2020 - 03/15/2021 (c)	41	38
5.000% due 07/01/2035 - 01/01/2036 (c)	67,806	63,399
5.088% due 02/25/2045	1,813	1,801
5.211% due 10/25/2044	7,720	7,773
5.500% due 12/01/2017 - 07/13/2036 (c)	41,669	40,150
5.568% due 11/01/2028	11	11
5.873% due 08/01/2025	18	18
6.000% due 05/01/2035 - 07/13/2036 (c)	19,017	18,726
6.021% due 05/01/2032	70	72
6.500% due 12/15/2023 - 03/15/2024 (c)	114	115
6.697% due 07/01/2030	48	48
8.000% due 06/15/2026	33	34
Government National Mortgage Association
4.375% due 02/20/2017 - 03/20/2027 (c)	57	57
4.500% due 02/20/2018 - 08/20/2033 (c)	1,452	1,322
4.625% due 03/20/2016 - 03/20/2018 (c)	120	120
4.750% due 07/20/2022 - 08/20/2026 (c)	80	80
5.125% due 12/20/2021 - 11/20/2023 (c)	35	35
5.408% due 02/16/2032	790	791
5.458% due 08/16/2032	1,958	1,965
5.500% due 03/15/2033 - 07/20/2036 (c)	26,550	25,742
6.000% due 07/20/2036 - 08/21/2036 (c)	13,000	12,884
7.500% due 05/15/2027 - 08/15/2027 (c)	10	9

Total U.S. Government Agencies (Cost $480,862)		471,637

MORTGAGE-BACKED SECURITIES 12.8%
Banc of America Mortgage Securities
5.522% due 10/20/2032	93	93
Banc of America Structural Security Trust
5.580% due 10/11/2033	1,000	1,010
Banktrust Mortgage Trust
5.700% due 12/01/2023	178	175
CC Mortgage Funding Corp.
5.098% due 01/25/2035	557	561
Countrywide Alternative Loan Trust
5.291% due 05/25/2035	3,118	3,120
Countrywide Home Loan Mortgage Pass-Through Trust
5.000% due 08/25/2033	958	946
5.401% due 03/25/2035	4,787	4,812
5.108% due 04/25/2035	2,757	2,770
5.146% due 04/25/2035	3,777	3,784
CS First Boston Mortgage Securities Corp.
4.879% due 03/25/2032	139	140
5.148% due 03/25/2032	126	126
5.509% due 08/25/2033	269	269
Harborview Mortgage Loan Trust
5.390% due 11/19/2035	4,093	4,109
Indymac Index Mortgage Loan Trust
5.148% due 09/25/2034	2,297	2,304
5.138% due 01/25/2035	3,684	3,706
5.058% due 03/25/2035	4,428	4,442
LB-UBS Commercial Mortgage Trust
2.720% due 03/15/2027	1,723	1,666
Mellon Residential Funding Corp.
4.209% due 07/25/2029	32	32
MLCC Mortgage Investors, Inc.
5.579% due 03/15/2025	70	70
Morgan Stanley Dean Witter Capital I, Inc.
5.500% due 04/25/2017	65	65
Prime Mortgage Trust
5.000% due 02/25/2019	818	800
Residential Asset Mortgage Products, Inc.
8.500% due 10/25/2031	818	848
Sequoia Mortgage Trust
5.260% due 10/19/2026	766	769
5.302% due 10/20/2027	283	283
5.262% due 05/20/2032	212	212
5.222% due 08/20/2032	295	296
5.617% due 07/20/2033	536	538
Structured Asset Mortgage Investments, Inc.
5.106% due 09/19/2032	387	388
Structured Asset Securities Corp.
6.118% due 08/25/2032	31	31
Washington Mutual, Inc.
5.088% due 12/25/2027	3,318	3,319
5.088% due 12/26/2045	6,249	6,270
4.751% due 02/25/2046	2,867	2,864

Total Mortgage-Backed Securities (Cost $50,787)		50,818

ASSET-BACKED SECURITIES 11.5%
AAA Trust
5.181% due 11/26/2035	660	661
ACE Securities Corp.
5.385% due 06/25/2036	3,500	3,499
Amortizing Residential Collateral Trust
5.168% due 10/25/2031	42	42
5.108% due 07/25/2032	25	25
Argent Securities, Inc.
4.898% due 03/25/2036	2,563	2,566
Bear Stearns Asset-Backed Securities, Inc.
5.612% due 02/25/2026	366	367
5.592% due 07/25/2035	3,134	3,136
Carrington Mortgage Loan Trust
5.402% due 06/25/2035	546	546
Centex Home Equity
5.118% due 01/25/2032	84	84
5.049% due 06/25/2035	682	683
4.928% due 10/25/2035	1,056	1,057
Chase Credit Card Master Trust
5.579% due 11/17/2008	4,100	4,103
CIT Group Home Equity Loan Trust
5.088% due 06/25/2033	157	158
Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	2,300	1,825
Credit-Based Asset Servicing & Securitization
4.998% due 01/25/2035	1,495	1,507
EMC Mortgage Loan Trust
5.709% due 08/25/2040	416	422
First Franklin Mortgage Loan Asset-Backed Certificates
5.180% due 02/25/2034	89	89
Fremont Home Loan Trust
5.171% due 01/25/2036	3,698	3,701
GSR Mortgage Loan Trust
5.181% due 12/25/2030	4,812	4,815
HFC Home Equity Loan Asset-Backed Certificates
5.431% due 09/20/2033	3,002	3,014
Home Equity Asset Trust
5.118% due 11/25/2032	3	3
Home Equity Mortgage Trust
4.938% due 07/25/2035	68	69
Indymac Residential Asset-Backed Trust
5.181% due 03/25/2036	3,574	3,576
Long Beach Mortgage Loan Trust
5.412% due 01/25/2036	3,878	3,881
Morgan Stanley Dean Witter Capital I, Inc.
5.148% due 07/25/2032	10	10
Nissan Auto Lease Trust
2.900% due 08/15/2007	820	818
Park Place Securities, Inc.
4.898% due 06/25/2035	554	554
Quest Trust
5.298% due 02/25/2034	86	86
5.641% due 06/25/2034	306	307
Renaissance Home Equity Loan Trust
5.198% due 12/25/2032	181	181
5.258% due 08/25/2033	486	488
Residential Asset Mortgage Products, Inc.
5.158% due 09/25/2033	11	11
2.917% due 04/25/2034	141	141
5.422% due 05/25/2035	425	425
Securitized Asset-Backed Receivables LLC Trust
4.938% due 01/25/2036	1,014	1,015
Soundview Home Equity Loan Trust
5.392% due 02/25/2036	1,539	1,540
Specialty Underwriting & Residential Finance
5.158% due 01/25/2034	35	35
Structured Asset Securities Corp.
5.108% due 01/25/2033	43	43

Total Asset-Backed Securities (Cost $45,517)		45,483

	Notional Amount (000s)
PURCHASED CALL OPTIONS 0.0%
2-Year Interest Rate Swap (OTC) Pay 3-Month USD-LIBOR Floating Rate Index
Strike @ 4.500% Exp. 10/18/2006	95,000	0
Strike @ 4.730% Exp. 02/01/2007	54,000	10

Total Purchased Call Options (Cost $598)		10

	# of Contracts
PURCHASED PUT OPTIONS 0.0%
90-Day Eurodollar March Futures (CME)
Strike @ $92.000 Exp. 03/19/2007	491	3

Total Purchased Put Options (Cost $5)		3

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 7.9%
Commercial Paper 5.3%
Danske Corp.
5.280% due 07/17/2006	$7,500	7,485
Societe Generale N.A.
4.990% due 08/23/2006	1,500	1,489
UBS Finance Delaware LLC
4.990% due 08/22/2006	11,300	11,222
Westpac Capital Corp.
5.120% due 09/01/2006	1,000	991

		21,187

Repurchase Agreements 2.2%
State Street Bank
4.900% due 07/03/2006	8,991	8,991
(Dated 06/30/2006. Collateralized by Federal Home Loan Bank 4.875% due 02/15/2007 valued at $9,173. Repurchase proceeds are $8,995.)

U.S. Treasury Bills 0.3%
4.758% due 08/31/2006-09/14/2006 (c)(d)(e)	1,200	1,187

Total Short-Term Instruments (Cost $31,367)		31,365

Total Investments (b) 151.4% (Cost $609,136)		$599,316
Written Options (g) (0.0%) (Premiums $599)		(12)
Other Assets and Liabilities (Net) (51.4%)		(203,579)

Net Assets 100.0%		$395,725

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Principal only security.

(b) As of June 30, 2006, portfolio securities with an aggregate market value of $13,632 were valued in good faith and pursuant to guidelines established by the Board of Trustees.

(c) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d) Securities with an aggregate market value of $248 have been pledged as collateral for swap and swaption contracts on June 30, 2006.

(e) Securities with an aggregate market value of $692 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	216	$(231)
90-Day Eurodollar December Futures	Long	12/2007	98	(113)
90-Day Eurodollar June Futures	Long	06/2007	258	(329)
90-Day Eurodollar March Futures	Long	03/2007	258	(339)
90-Day Eurodollar September Futures	Long	09/2007	258	(310)
U.S. Treasury 10-Year Note September Futures	Short	09/2006	90	(45)

				$(1,367)

(f) Swap agreements outstanding on June 30, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2013	$9,800	$(117)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2016	21,900	271
Lehman Brothers, Inc.	3-month USD-LIBOR with 6.940 % interest rate cap	Receive	Premium amount of $ 119	07/01/2011	3,000	(97)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/20/2013	13,900	(163)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/20/2016	32,000	395

						$289

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Camber 6.838% due 07/12/2043	Buy	(1.400%)	06/28/2046	$2,000	$0
Barclays Bank PLC	Camber 8.758% due 07/12/2043	Buy	(3.300%)	06/28/2046	2,000	(1)

						$(1)

+	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Total Return Swaps

Counterparty	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation
Morgan Stanley Dean Witter & Co.	Interest and paydown on FFCA Secured Lending Corp. 8.180% due 09/18/2027	Premium amount of $900	09/18/2027	3,000,000	$760

(g) Written options outstanding on June 30, 2006:

Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call –OTC 5-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	4.560%	10/18/2006	$41,000	$409	$0
Call –OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	4.780%	02/01/2007	23,200	190	12

							$599	$12

(h) Short sales outstanding on June 30, 2006:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.000%	07/18/2021	$13,000	$12,528	$12,520
Fannie Mae	5.000%	07/13/2036	5,000	4,713	4,675
Freddie Mac	5.000%	07/13/2036	9,000	8,430	8,407

				$25,671	$25,602

See accompanying notes

Schedule of Investments

Asset-Backed Securities Portfolio

June 30, 2006 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 2.9%
Banking & Finance 2.4%
Charlotte Gateway Village LLC
6.410% due 12/01/2016	$1,982	$2,037
General Electric Capital Corp.
4.950% due 03/16/2009	3,000	3,002
General Motors Acceptance Corp.
4.670% due 03/20/2007	2,000	1,987
Preferred Term Securities XII
5.946% due 03/24/2034	2,250	2,240

		9,266

Industrials 0.5%
CVS Lease Pass-Through
5.880% due 01/10/2028	1,984	1,853

Total Corporate Bonds & Notes		11,119
(Cost $11,281)

U.S. GOVERNMENT AGENCIES 13.9%
Fannie Mae
2.752% due 10/01/2033	203	201
3.119% due 09/01/2033	80	79
3.218% due 08/01/2033	354	342
4.000% due 07/25/2033 - 11/25/2033 (e)	123	99
4.007% due 08/01/2032	145	148
4.125% due 07/09/2012	100	93
4.250% due 03/25/2033	34	31
4.250% due 05/25/2033	814	778
4.300% due 12/01/2024	25	26
4.420% due 11/01/2032	379	375
4.500% due 07/02/2018	146	130
4.559% due 10/25/2007 - 09/25/2008 (e)	146	144
4.633% due 09/01/2032	49	50
4.689% due 02/25/2036 (f)	2,000	1,938
4.709% due 09/25/2008	44	44
4.750% due 05/01/2015 - 01/01/2029 (e)	606	609
4.854% due 10/01/2027	17	17
4.874% due 10/01/2026 - 11/01/2040 (e)	378	378
4.912% due 05/01/2036	261	262
5.000% due 07/25/2023	82	81
5.000% due 10/24/2014 - 11/25/2032 (e)	8,503	8,133
5.047% due 04/01/2018	34	35
5.092% due 09/01/2032	49	50
5.095% due 10/01/2031	124	125
5.104% due 01/01/2015	46	45
5.148% due 10/01/2032	59	61
5.153% due 11/01/2024	137	139
5.164% due 12/01/2014	36	35
5.204% due 05/01/2025	211	206
5.211% due 07/01/2042	1,107	1,113
5.249% due 11/28/2035	178	178
5.250% due 08/18/2017	100	95
5.292% due 12/01/2025	8	8
5.317% due 09/01/2035	4,139	4,078
5.333% due 02/01/2036	4,079	3,993
5.362% due 07/25/2035	12	12
5.370% due 08/25/2033	1,000	978
5.411% due 10/01/2040	383	386
5.417% due 09/01/2033	107	109
5.419% due 03/01/2027	13	13
5.442% due 06/25/2032	66	66
5.454% due 12/01/2024	61	60
5.467% due 03/01/2030	74	75
5.492% due 01/01/2028	38	39
5.500% due 04/25/2017 - 03/01/2036 (e)	150	149
5.542% due 09/01/2030	91	92
5.563% due 08/25/2031 (f)	1,440	1,441
5.575% due 07/01/2027	9	9
5.622% due 04/25/2029	90	90
5.652% due 11/17/2030 - 05/18/2032 (e)	722	728
5.670% due 03/01/2029	82	83
5.680% due 12/01/2017	63	62
5.681% due 09/17/2027	15	16
5.769% due 10/01/2032	77	76
5.794% due 10/25/2021	48	48
5.802% due 12/18/2031 (f)	1,248	1,269
5.815% due 03/01/2027	84	87
5.822% due 08/25/2031	323	329
5.822% due 08/25/2031 (f)	1,191	1,198
5.844% due 01/15/2020 - 11/25/2021 (e)	171	173
5.846% due 05/01/2031	15	15
5.850% due 06/16/2028	123	122
5.852% due 11/18/2031	53	54
5.860% due 02/01/2018	14	14
5.894% due 12/25/2021	324	327
5.925% due 03/01/2019	43	43
5.944% due 03/25/2008	61	61
5.972% due 11/25/2031	956	975
6.000% due 08/25/2021 - 10/25/2027 (e)	45	45
6.000% due 03/01/2009 - 03/25/2016 (e)	1,052	1,051
6.069% due 12/25/2008	263	266
6.090% due 12/01/2008	90	90
6.094% due 05/25/2022	100	102
6.105% due 08/01/2018	49	49
6.220% due 11/01/2019	42	42
6.244% due 08/25/2023	143	146
6.250% due 07/25/2008	207	209
6.344% due 12/25/2023	182	185
6.473% due 02/01/2026	36	37
6.500% due 12/25/2023	428	439
6.770% due 01/18/2029	321	322
7.000% due 10/01/2006	8	8
7.112% due 07/17/2017	7	7
7.500% due 04/25/2022	296	300
7.923% due 10/25/2008	96	97
Federal Home Loan Bank
4.750% due 07/14/2017	100	92
5.000% due 06/19/2019	500	462
Federal Housing Administration
7.430% due 03/01/2021	18	18
Freddie Mac
2.834% due 10/01/2033	89	88
2.948% due 04/01/2034	299	295
4.000% due 10/15/2033	222	161
4.500% due 05/15/2018	10	9
4.500% due 08/15/2017 - 09/15/2018 (e)	214	195
4.646% due 03/01/2025	127	127
4.778% due 12/01/2024	619	621
4.881% due 09/25/2023	1,683	1,677
4.891% due 11/01/2024	393	392
4.960% due 10/15/2022	72	71
5.000% due 03/15/2035 - 09/15/2035 (e)	609	498
5.000% due 01/27/2017 - 06/04/2018 (e)	564	540
5.250% due 07/30/2018	100	94
5.299% due 04/01/2035	881	868
5.449% due 10/15/2032	115	115
5.470% due 07/01/2032	147	147
5.500% due 10/15/2015	100	100
5.512% due 08/01/2032	68	69
5.580% due 04/01/2033	97	99
5.643% due 09/01/2028	134	137
5.644% due 08/01/2023	43	44
5.649% due 12/15/2031	46	46
5.650% due 09/15/2023	420	421
5.656% due 01/01/2032	86	86
5.682% due 10/25/2029	5	5
5.749% due 08/15/2029	721	729
5.773% due 03/01/2033	100	101
5.785% due 08/01/2029	131	132
5.824% due 02/01/2022	17	17
5.867% due 08/01/2031	444	446
5.875% due 02/01/2017	12	12
5.889% due 02/01/2026	49	50
5.891% due 04/01/2032	145	145
5.900% due 03/15/2020	120	120
5.933% due 05/15/2023	185	189
5.937% due 11/01/2028	13	13
6.000% due 08/15/2019	107	107
6.035% due 03/01/2028	28	28
6.055% due 11/01/2023	15	15
6.300% due 10/15/2022	585	590
6.350% due 05/15/2023	58	59
6.462% due 04/01/2031	36	36
6.500% due 03/15/2009 - 10/15/2013 (e)	106	107
6.500% due 07/25/2043	30	30
7.542% due 01/25/2012	390	398
9.250% due 11/15/2019	39	38
Government National Mortgage Association
3.500% due 09/20/2029	23	23
3.875% due 11/20/2031	82	82
4.125% due 12/20/2027	8	9
4.250% due 02/20/2030	364	363
4.375% due 04/20/2016 - 05/20/2032 (e)	645	645
4.500% due 09/20/2028	20	20
4.750% due 09/20/2018	31	31
4.875% due 05/20/2016 - 04/20/2019 (e)	43	43
5.000% due 01/20/2034	116	116
5.135% due 10/20/2026	117	117
5.481% due 02/20/2029 - 03/16/2029 (e)	304	306
5.631% due 10/16/2029	264	267
Tennessee Valley Authority
5.880% due 04/01/2036	3,000	3,120

Total U.S. Government Agencies		52,694
(Cost $52,969)

MORTGAGE-BACKED SECURITIES 35.5%
Asset Securitization Corp.
7.490% due 04/14/2029	85	86
7.384% due 08/13/2029	750	764
Banc of America Mortgage Securities
5.447% due 10/20/2032	139	139
6.500% due 09/25/2033	147	147
4.113% due 06/25/2034	470	451
Bear Stearns Adjustable Rate Mortgage Trust
5.297% due 11/25/2030	137	137
5.345% due 02/25/2033	80	80
4.909% due 10/25/2034	1,744	1,736
Bear Stearns Alt-A Trust
5.602% due 02/25/2034	72	72
5.397% due 02/25/2036	81	80
5.750% due 07/25/2036	3,623	3,609
Bear Stearns Commercial Mortgage Securities
5.944% due 03/15/2019	2,500	2,496
Bear Stearns Mortgage Securities, Inc.
5.347% due 06/25/2030	1,104	1,133
Carey Commercial Mortgage Trust
5.970% due 08/20/2032 (f)	1,835	1,813
CBA Commercial Small Balance Commercial Mortgage
5.361% due 12/25/2034 (f)	1,593	1,596
CC Mortgage Funding Corp.
5.093% due 01/25/2035	4,277	4,261
Citicorp Mortgage Securities, Inc.
5.462% due 11/25/2018	69	69
5.000% due 12/25/2033	284	277
Citigroup Mortgage Loan Trust, Inc.
6.500% due 10/25/2033	7,257	7,307
4.697% due 06/25/2035	894	869
5.629% due 08/25/2035	2,777	2,615
Commercial Mortgage Pass-Through Certificates
6.715% due 02/01/2009	1,402	1,447
5.362% due 02/05/2019 (f)	3,000	2,932
5.468% due 02/05/2019	3,000	2,946
Countrywide Alternative Loan Trust
6.000% due 10/25/2032	10	10
5.722% due 02/25/2033	49	49
5.750% due 06/25/2033	1,199	1,186
5.572% due 05/25/2035	1,314	1,314
5.592% due 02/25/2036	690	691
5.291% due 03/20/2046	1,584	1,587
Countrywide Home Loan Mortgage Pass-Through Trust
4.503% due 02/19/2034	118	115
1.570% due 08/25/2034	5,077	5,109
5.782% due 09/25/2034 (f)	1,363	1,373
5.592% due 02/25/2035	689	690
5.712% due 02/25/2035	1,249	1,256
5.642% due 03/25/2035	3,717	3,735
5.146% due 04/25/2035	1,349	1,350
5.612% due 04/25/2035	661	664
CS First Boston Mortgage Securities Corp.
4.832% due 02/15/2015	2,000	1,859
5.020% due 03/25/2032	362	365
5.802% due 01/25/2033	163	163
7.000% due 02/25/2033	370	370
6.500% due 04/25/2033	220	219
5.260% due 12/15/2035	10	10
3.006% due 03/15/2036	627	607
Denver Arena Trust
6.940% due 11/15/2019	1,910	1,882
Drexel Burnham Lambert CMO Trust
5.859% due 05/01/2016	330	331
First Horizon Alternative Mortgage Securities
4.773% due 06/25/2034	1,271	1,247
4.501% due 03/25/2035	1,666	1,637
First Republic Mortgage Loan Trust
5.642% due 06/25/2030	302	302
5.549% due 11/15/2031 (f)	1,391	1,399
GMAC Commercial Mortgage Securities, Inc.
6.500% due 05/15/2035	3,000	3,046
GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034	197	194
Greenpoint Mortgage Funding Trust
5.311% due 06/25/2045 (f)	1,603	1,603
Greenwich Capital Acceptance, Inc.
6.452% due 06/25/2024	223	223
GS Mortgage Securities Corp.
6.044% due 08/15/2018	670	678
GSR Mortgage Loan Trust
6.000% due 03/25/2032	5	5
GSRPM Mortgage Loan Trust
5.781% due 01/25/2032 (f)	1,676	1,693
Harborview Mortgage Loan Trust
5.472% due 05/19/2035	205	205
5.318% due 12/19/2035	237	233
5.492% due 03/19/2037	1,187	1,189
5.442% due 04/19/2046	1,939	1,940
Hilton Hotel Pool Trust
5.629% due 10/03/2015	2,000	2,023
Impac CMB Trust
5.632% due 01/25/2034 (f)	635	635
Impac Secured Assets CMN Owner Trust
6.500% due 04/25/2032	210	209
Indymac ARM Trust
6.651% due 01/25/2032	92	91
Indymac Index Mortgage Loan Trust
5.932% due 09/25/2034	1,000	1,021
5.642% due 01/25/2035 (f)	1,674	1,684
2.990% due 03/25/2035 (f)	1,529	1,534
5.602% due 03/25/2035	1,432	1,439
Indymac Loan Trust
5.542% due 01/25/2011	167	167
JP Morgan Chase Commercial Mortgage Securities Corp.
5.309% due 02/15/2019	104	104
3.890% due 01/12/2037	5,000	4,822
Kidder Peabody Mortgage Assets Trust
6.500% due 02/22/2017	73	73
LB Mortgage Trust
7.809% due 01/15/2009	137	139
8.412% due 01/20/2017	548	596
LB-UBS Commercial Mortgage Trust
6.058% due 06/15/2020	99	100
4.394% due 07/15/2030	130	128
MASTR Adjustable Rate Mortgages Trust
3.786% due 12/25/2033	43	43
Mellon Residential Funding Corp.
5.715% due 01/25/2029	40	39
5.639% due 12/15/2030	1,213	1,217
Merrill Lynch Mortgage Trust
4.218% due 05/12/2043	1,508	1,467
MLCC Mortgage Investors, Inc.
5.692% due 03/25/2028	35	35
Mortgage Capital Funding, Inc.
7.288% due 02/20/2027	12	12
Nationslink Funding Corp.
6.888% due 05/10/2007 (f)	2,750	2,770
Ocwen Residential MBS Corp.
6.801% due 06/25/2039	778	613
Prudential Securities Secured Financing Corp.
5.248% due 05/25/2022	234	234
5.275% due 05/25/2022	146	146
Residential Asset Mortgage Products, Inc.
7.000% due 06/25/2032	62	61
Residential Asset Securitization Trust
5.672% due 10/25/2018	405	405
Residential Funding Mortgage Security
5.722% due 07/25/2018	339	341
Residential Funding Mortgage Security I
6.500% due 03/25/2032	11	11
Rural Housing Trust
8.330% due 04/01/2026	41	42
SACO I, Inc.
5.498% due 11/25/2033	435	427
Salomon Brothers Mortgage Securities
8.500% due 11/25/2024	849	881
4.128% due 09/25/2033	107	103
Salomon Brothers Mortgage Securities VII
3.222% due 03/18/2036	152	150
Securitized Asset Sales, Inc.
6.398% due 06/25/2023	112	114
Sequoia Mortgage Trust
5.667% due 10/20/2027	97	97
Starwood Commercial Mortgage Trust
6.920% due 02/03/2009	1,000	1,032
Structured Adjustable Rate Mortgage Loan Trust
5.813% due 06/25/2034	1,635	1,643
Structured Asset Mortgage Investments, Inc.
6.056% due 05/02/2030	150	150
5.672% due 10/19/2033	186	187
5.542% due 09/25/2035	2,997	3,002
Structured Asset Securities Corp.
6.500% due 10/25/2031	171	170
5.130% due 02/25/2032	26	26
5.686% due 06/25/2032	62	62
7.000% due 11/25/2032	27	27
Travelers Mortgage Services, Inc.
4.502% due 09/25/2018	90	90
Washington Mutual MSC Mortgage Pass-Through Certificates
6.192% due 11/25/2030	245	244
5.383% due 02/25/2033	255	253
Washington Mutual, Inc.
5.592% due 12/25/2027	2,275	2,276
4.816% due 10/25/2032	388	384
5.139% due 10/25/2032	55	54
4.194% due 08/25/2033	119	117
3.177% due 09/25/2033	92	91
5.009% due 02/27/2034	32	32
4.243% due 06/25/2034	104	101
3.946% due 07/25/2034	470	451
4.652% due 12/19/2039 (f)	1,553	1,523
4.222% due 11/25/2041	45	45
4.367% due 11/25/2041	981	971
5.543% due 06/25/2042	136	136
5.543% due 04/25/2044	14	14
5.385% due 07/25/2044	22	22
5.545% due 07/25/2044	632	637
5.625% due 07/25/2044	506	508
5.385% due 10/25/2044 (f)	2,995	3,008
5.515% due 10/25/2044	4,972	4,984
5.542% due 01/25/2045	856	858
5.632% due 01/25/2045	825	830
5.612% due 07/25/2045	3,841	3,849
5.642% due 07/25/2045	3,714	3,720
Wells Fargo Mortgage-Backed Securities Trust
5.250% due 02/25/2018	1,053	1,037
4.675% due 02/25/2033	140	138
4.000% due 08/25/2034	410	391
4.562% due 01/25/2035	96	94
5.000% due 10/25/2035	216	211

Total Mortgage-Backed Securities		134,932
(Cost $135,611)

ASSET-BACKED SECURITIES 72.0%
AAA Trust
5.422% due 11/26/2035	43	43
Aames Mortgage Investment Trust
5.722% due 10/25/2035 (f)	3,000	3,008
ABFS Mortgage Loan Trust
6.099% due 04/15/2031	165	165
6.285% due 06/15/2033	2,000	1,996
ACA ABS 2002-1 Ltd.
5.689% due 08/01/2034	3,806	3,844
ACE Securities Corp.
5.442% due 02/25/2035	72	72
6.122% due 03/25/2035	2,038	2,038
5.522% due 06/25/2035	2,682	2,684
Aegis Asset-Backed Securities Trust
5.522% due 09/25/2034	22	22
American Express Credit Account Master Trust
5.379% due 11/15/2010	75	75
5.699% due 02/15/2012	2,683	2,691
American Home Mortgage Investment Trust
5.502% due 08/25/2035	97	97
American Residential Eagle Certificate Trust
5.191% due 05/25/2028	1,509	1,510
Ameriquest Mortgage Securities, Inc.
5.000% due 01/25/2034 (c)	44	0
Amortizing Residential Collateral Trust
5.602% due 01/01/2032	113	113
5.592% due 06/25/2032	81	81
5.672% due 08/25/2032	20	20
Amresco Residential Securities Mortgage Loan Trust
5.832% due 03/25/2027	44	44
5.742% due 06/25/2027	27	27
5.877% due 06/25/2027	248	249
5.877% due 09/25/2027	563	563
5.817% due 06/25/2028	293	294
Argent Securities, Inc.
5.402% due 03/25/2036	476	476
5.482% due 03/25/2036 (f)	5,500	5,506
Asset-Backed Funding Certificates
6.002% due 07/25/2033	2,687	2,691
5.642% due 07/25/2034	21	21
5.742% due 02/25/2035	2,000	2,012
Asset-Backed Securities Corp. Home Equity
5.719% due 06/15/2031	25	25
5.432% due 05/25/2036	2,000	2,000
5.722% due 05/25/2036	2,500	2,501
Associates Manufactured Housing Pass-Through Certificates
6.900% due 06/15/2027	2	2
Bayview Financial Acquisition Trust
5.925% due 05/28/2044 (f)	1,281	1,286
Bayview Financial Asset Trust
5.359% due 11/25/2039	1,027	1,031
Bear Stearns Asset-Backed Securities, Inc.
5.000% due 03/25/2007 (c)	10,000	321
5.652% due 10/25/2032	206	206
5.922% due 10/25/2032	247	248
5.722% due 10/27/2032	109	110
5.522% due 09/25/2034	127	127
5.371% due 10/25/2034	366	367
5.822% due 06/25/2035	10,775	10,843
5.289% due 01/25/2036	1,746	1,748
5.522% due 04/25/2036	4,846	4,853
6.072% due 11/25/2042	369	374
5.822% due 09/25/5034	810	812
Capital One Master Trust
4.600% due 08/17/2009	105	105
Carmax Auto Owner Trust
2.360% due 10/15/2007	3	3
Carrington Mortgage Loan Trust
5.402% due 06/25/2035	36	36
5.442% due 09/25/2035 (f)	2,371	2,372
CDC Mortgage Capital Trust
5.632% due 08/25/2032	80	80
6.022% due 08/25/2032	2,784	2,786
Cendant Mortgage Corp.
6.000% due 10/21/2033	557	556
Centex Home Equity
5.802% due 06/25/2034	30	30
5.160% due 09/25/2034	2,000	1,936
6.012% due 09/25/2034	1,400	1,418
Charming Shoppes Master Trust
5.529% due 05/15/2014 (f)	1,000	1,002
Chase Credit Card Master Trust
5.559% due 10/15/2009	50	50
Chase Funding Mortgage Loan Asset-Backed Certificates
4.537% due 09/25/2032	15	14
5.592% due 04/25/2033	14	14
Chase Manhattan Auto Owner Trust
2.570% due 02/16/2010	44	43
CIT Group Home Equity Loan Trust
5.972% due 12/25/2031	1,384	1,389
Collegiate Funding Services Education Loan Trust I
5.065% due 09/30/2013	61	61
Community Program Loan Trust
4.500% due 04/01/2029	500	449
Conseco Finance Securitizations Corp.
8.310% due 05/01/2032	2,211	1,796
6.770% due 09/01/2032	6	6
5.790% due 05/01/2033	1,257	1,255
Conseco Recreational Enthusiast Consumer Trust
5.550% due 08/15/2025	2,424	2,413
Contimortgage Home Equity Trust
7.280% due 04/25/2014	218	217
5.679% due 06/15/2025	79	79
Countrywide Asset-Backed Certificates
4.000% due 07/15/2027 (c)	40,317	313
5.922% due 04/25/2032	1,822	1,824
6.222% due 04/25/2032	1,347	1,349
5.822% due 09/25/2032	382	384
5.642% due 09/25/2033	19	19
5.622% due 11/25/2033	46	47
5.792% due 11/25/2033	544	546
5.125% due 01/25/2035	3,000	2,907
5.472% due 05/25/2035	44	44
5.402% due 06/25/2035	24	24
5.592% due 06/25/2035	1,238	1,239
5.482% due 08/25/2035	23	23
5.532% due 10/25/2035 (f)	4,000	4,006
5.492% due 12/25/2035	789	789
5.482% due 02/25/2036	849	849
5.422% due 05/25/2036	85	86
5.806% due 08/25/2036	4,000	4,000
Credit-Based Asset Servicing & Securitization
4.500% due 12/25/2006 (c)	4,196	77
6.722% due 01/25/2031	1,120	1,128
5.952% due 06/25/2032	1,899	1,904
5.772% due 11/25/2033	3,649	3,663
5.422% due 08/25/2035	4,226	4,230
CS First Boston Mortgage Securities Corp.
5.572% due 01/25/2043	2,089	2,089
5.761% due 05/25/2044 (f)	1,439	1,442
Daimler Chrysler Auto Trust
2.880% due 10/08/2009	465	460
Embarcadero Aircraft Securitization Trust
2.207% due 08/15/2025 (d)	1,183	18
EMC Mortgage Loan Trust
6.072% due 08/25/2040	1,387	1,408
5.531% due 12/25/2042	3,332	3,332
Equifirst Mortgage Loan Trust
3.750% due 09/25/2033	1,265	1,168
Equity One ABS, Inc.
8.015% due 01/25/2030	105	105
7.600% due 02/25/2032 (f)	1,382	1,378
5.572% due 07/25/2034 (f)	303	304
5.662% due 07/25/2034	14	15
FBR Securitization Trust
5.432% due 10/25/2035	106	106
First Alliance Mortgage Loan Trust
5.802% due 10/25/2024	47	47
5.477% due 09/20/2027	61	61
7.520% due 03/20/2031	53	53
First Franklin Mortgage Loan Asset-Backed Certificates
5.782% due 09/25/2030	1,523	1,525
5.782% due 09/25/2030 (f)	1,143	1,143
5.702% due 10/25/2034	989	993
5.563% due 11/25/2034	34	32
5.722% due 04/25/2035	3,000	3,013
5.412% due 01/25/2036 (f)	3,591	3,594
First International Bank N.A.
5.749% due 03/15/2027	242	168
Fleet Home Equity Loan Trust
5.517% due 01/20/2033	459	460
Ford Credit Auto Owner Trust
2.410% due 08/15/2007	151	151
Green Tree Financial Corp.
6.240% due 11/01/2016	5	5
6.270% due 07/01/2021	121	122
6.450% due 02/01/2025	450	450
6.810% due 12/01/2027	2,785	2,759
6.860% due 03/15/2028	60	60
7.620% due 06/15/2028	195	201
6.870% due 02/01/2030	72	71
6.220% due 03/01/2030	127	122
6.180% due 04/01/2030	1,647	1,576
6.530% due 04/01/2030	1,178	1,143
Greenpoint Home Equity Loan Trust
5.469% due 04/15/2029	165	165
GSAA Trust
4.671% due 02/25/2035	101	101
GSAMP Trust
5.131% due 06/25/2034	209	209
5.271% due 11/25/2035	1,500	1,502
5.029% due 02/25/2036	533	533
5.545% due 04/25/2036	5,000	5,005
GSRPM Mortgage Loan Trust
5.201% due 11/25/2013 (f)	4,549	4,550
5.339% due 09/25/2042	349	351
HFC Home Equity Loan Asset-Backed Certificates
5.797% due 01/20/2034	1,498	1,507
Home Equity Asset Trust
5.622% due 11/25/2032	1	1
6.422% due 12/25/2034	1,000	1,010
5.482% due 05/25/2036 (f)	7,000	7,004
Home Equity Mortgage Trust
5.442% due 07/25/2035	3	3
5.502% due 04/25/2036 (f)	5,000	5,008
Household Mortgage Loan Trust
5.627% due 02/20/2034	223	223
IMC Home Equity Loan Trust
7.310% due 11/20/2028	160	160
Indymac Home Equity Loan Asset-Backed Trust
6.431% due 07/25/2034	1,000	1,016
Indymac Residential Asset-Backed Trust
5.472% due 03/25/2036	2,000	2,002
Irwin Home Equity
6.222% due 02/25/2029	1,735	1,747
IXIS Real Estate Capital Trust
5.472% due 09/25/2035 (f)	2,571	2,573
JP Morgan Mortgage Acquisition Corp.
5.442% due 08/25/2027	48	48
Keystone Owner Trust
7.930% due 05/25/2025	50	50
7.400% due 01/25/2029	256	254
LA Arena Funding LLC
7.656% due 12/15/2026	3,133	3,235
Lake Country Mortgage Loan Trust
5.852% due 12/25/2032 (f)	2,138	2,160
Long Beach Mortgage Loan Trust
5.672% due 03/25/2032	2	2
6.272% due 03/25/2032	935	950
6.972% due 03/25/2032	1,529	1,347
7.222% due 06/25/2033	3,410	3,428
5.792% due 07/25/2035	2,000	2,009
Madison Avenue Manufactured Housing Contract
6.772% due 03/25/2032	1,500	1,505
MASTR Asset-Backed Securities Trust
5.432% due 11/25/2035 (f)	3,618	3,621
5.462% due 01/25/2036	1,800	1,802
Mellon Bank Home Equity Loan Trust
5.507% due 03/20/2027	57	57
Mellon Residential Funding Corp.
6.615% due 02/25/2021 (f)	1,106	1,103
Merrill Auto Trust Securitization
5.332% due 04/25/2008	46	46
Merrill Lynch Mortgage Investors, Inc.
6.322% due 09/25/2032	398	399
5.852% due 06/25/2035	750	752
Mid-State Trust
6.005% due 08/15/2037	1,452	1,445
Money Store Home Equity Trust
5.519% due 08/15/2029	232	232
Morgan Stanley ABS Capital I
5.402% due 02/25/2035	9	9
5.422% due 04/25/2036	3,000	3,000
Morgan Stanley Dean Witter Capital
7.797% due 01/25/2032	1,215	1,217
Morgan Stanley Dean Witter Capital I
5.652% due 07/25/2032	9	9
National City Auto Receivables Trust
2.110% due 07/15/2008	19	19
Nelnet Student Loan Trust
5.120% due 04/25/2016	27	27
New Century Home Equity Loan Trust
5.882% due 07/25/2030	23	23
6.917% due 06/20/2031	4,506	4,512
5.412% due 07/25/2035	29	29
Nextcard Credit Card Master Note Trust
6.551% due 12/15/2006	465	277
Nomura Asset Acceptance Corp.
5.391% due 01/25/2036 (f)	3,000	3,009
Novastar Home Equity Loan
5.882% due 07/25/2031	498	499
5.712% due 05/25/2033	15	15
Oakwood Mortgage Investors, Inc.
5.574% due 03/15/2018	635	553
Option One Mortgage Loan Trust
5.882% due 05/25/2029	36	36
5.767% due 08/20/2030	23	23
5.862% due 06/25/2032	14	13
5.892% due 10/12/2032 (f)	5,557	5,564
Origen Manufactured Housing
5.439% due 12/15/2013	31	31
6.440% due 03/15/2032	109	109
7.650% due 03/15/2032	2,000	1,978
Ownit Mortgage Loan Asset-Backed Certificates
5.432% due 03/25/2036	33	33
Park Place Securities, Inc.
5.912% due 02/25/2035	2,000	2,014
Popular ABS Mortgage Pass-Through Trust
5.512% due 12/25/2034	5	5
Quest Trust
5.641% due 06/25/2034 (f)	597	599
7.022% due 07/20/2034	325	325
5.762% due 09/25/2034	129	129
Renaissance Home Equity Loan Trust
6.122% due 08/25/2032	2,000	2,011
5.942% due 03/25/2033	71	71
5.822% due 12/25/2033	367	371
5.472% due 11/25/2035	61	61
Residential Asset Mortgage Products, Inc.
5.452% due 05/25/2027	42	42
5.492% due 05/25/2027	56	56
5.572% due 01/25/2033	770	772
5.712% due 02/25/2033	34	34
5.682% due 04/25/2033	14	14
5.572% due 02/25/2034	17	17
5.942% due 04/25/2034 (f)	2,000	1,997
5.900% due 07/25/2034 (f)	2,000	1,928
5.707% due 08/25/2034 (f)	3,000	2,911
5.422% due 03/25/2035	156	157
Residential Asset Securities Corp.
5.872% due 09/25/2031	585	586
7.175% due 12/25/2031	302	301
7.140% due 04/25/2032	798	801
5.642% due 05/25/2032	21	21
5.612% due 06/25/2033	88	88
5.752% due 03/25/2035	7,000	7,025
5.412% due 04/25/2035 (f)	672	673
5.452% due 03/25/2036 (f)	2,000	2,001
5.382% due 04/25/2036	168	168
Residential Funding Mortgage Securities II, Inc.
8.350% due 03/25/2025	197	196
5.612% due 01/25/2033	46	46
SACO I, Inc.
5.532% due 02/25/2034	3,978	3,984
5.792% due 10/25/2034	1,372	1,374
6.022% due 10/25/2034	3,000	3,007
5.502% due 05/25/2036	7,000	7,008
Salomon Brothers Mortgage Securities
5.802% due 03/25/2028	481	481
Saxon Asset Securities Trust
5.572% due 03/25/2032	33	33
5.201% due 11/25/2035	116	116
Securitized Asset-Backed Receivables LLC Trust
5.412% due 03/25/2035	10	10
SLM Student Loan Trust
5.120% due 10/25/2012	78	78
5.369% due 06/15/2018	93	93
Soundview Home Equity Loan Trust
5.632% due 05/25/2030	1,329	1,331
5.442% due 06/25/2035	256	256
5.422% due 07/25/2035	104	104
5.462% due 02/25/2036	4,500	4,503
Specialty Underwriting & Residential Finance
5.422% due 12/25/2035	17	17
5.442% due 06/25/2036	151	151
Structured Asset Securities Corp.
3.375% due 08/25/2031	82	73
3.375% due 08/25/2031	55	49
5.822% due 05/25/2032	26	26
5.371% due 01/25/2033	22	22
6.372% due 01/25/2033	286	288
5.731% due 05/25/2034	317	317
4.900% due 04/25/2035	1,423	1,366
5.452% due 12/25/2035	1,327	1,328
5.442% due 02/25/2036	2,000	2,000
Structured Settlements Fund
7.250% due 12/20/2008	238	239
Terwin Mortgage Trust
5.442% due 07/25/2035	81	81
5.712% due 11/25/2035	260	261
5.502% due 06/25/2036 (f)	909	911
Truman Capital Mortgage Loan Trust
5.802% due 11/25/2031	29	29
6.472% due 11/25/2032	230	230
UCFC Manufactured Housing Contract
7.900% due 01/15/2028	1,000	414
USAA Auto Owner Trust
2.060% due 04/15/2008	15	14
Vanderbilt Mortgage Finance
5.840% due 02/07/2026	330	326
7.900% due 02/07/2026 (f)	888	927
Wells Fargo Home Equity Trust
5.492% due 02/25/2018	24	24
White River Capital, Inc.
4.590% due 07/08/2008	36	36
WMC Mortgage Loan Pass-Through Certificates
6.092% due 03/20/2029	141	141
World Financial Network Credit Card Master Trust
6.199% due 06/15/2009	2,000	2,020

Total Asset-Backed Securities		273,519
(Cost $276,302)

	# of Contracts
PURCHASED PUT OPTIONS 0.0%
90-Day Eurodollar December Futures (CME)
Strike @ $92.500 Exp. 12/18/2006	49	0
Strike @ $92.750 Exp. 12/18/2006	858	6
90-Day Eurodollar September Futures (CME)
Strike @ $92.500 Exp. 09/18/2006	51	0
Strike @ $93.500 Exp. 09/18/2006	105	1

Total Purchased Put Options		7
(Cost $11)

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 2.9%
Repurchase Agreement 1.2%
State Street Bank
4.900% due 07/03/2006	$4,755	4,755
(Dated 06/30/2006. Collateralized by Federal Home Loan Bank 4.875% due 02/15/2007 valued at $4,855. Repurchase proceeds are $4,757.)

U.S. Treasury Bills 1.7%
4.797% due 09/14/2006 (b)(g)	6,360	6,288

Total Short-Term Instruments		11,043
(Cost $11,053)

Total Investments (a) 127.2%		$483,314
(Cost $487,227)
Other Assets and Liabilities (Net) (27.2%)		(103,455)

Net Assets 100.0%		$379,859

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) As of June 30, 2006, portfolio securities with an aggregate market value of $34,850 were valued in good faith and pursuant to guidelines established by the Board of Trustees.

(b) Securities with an aggregate market value of $3,461 have been pledged as collateral for swap and swaption contracts on June 30, 2006.

(c) Interest only security.

(d) Security is in default.

(e) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(f) The average amount of borrowings outstanding during the three-months ended June 30, 2006 was $105,053 at a weighted average interest rate of 4.97%. On June 30, 2006, securities valued at $100,989 were pledged as collateral for reverse repurchase agreements. The Fund is authorized to borrow funds and utilize leverage in amounts not exceeding thirty-three and one-third percent of its total assets. The Fund’s ability to leverage creates an opportunity for increased net income, but at the same time poses special risks. If the income from the securities purchased with borrowed funds is not sufficient to cover the cost of borrowing, the net income of the Fund will be less than if borrowing had not been used, reducing the amount available for distribution to shareholders.

(g) Securities with an aggregate market value of $1,147 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Eurodollar September Futures	Long	09/2006	568	$(1,255)
90-Day Eurodollar March Futures	Long	03/2007	1,200	(1,680)

				$(2,935)

(h) Swap agreements outstanding on June 30, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
J.P. Morgan Chase & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2011	$5,700	$(51)
J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2016	14,000	175
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/20/2011	37,000	(331)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/20/2016	5,900	(73)
UBS Warburg LLC	3-month USD-LIBOR	Pay	4.000%	12/15/2007	36,000	(728)
UBS Warburg LLC	3-month USD-LIBOR	Pay	5.000%	06/21/2009	55,500	(1,063)

						$(2,071)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Long Beach Mortgage Loan Trust floating rate based on 1-month USD-LIBOR plus 3.500% due 07/25/2033	Sell	4.500%	07/25/2033	$1,984	$30
Bank of America	ABX.HE BBB-06-1 Index	Sell	1.540%	07/25/2045	12,500	55
Barclays Bank PLC	Long Beach Mortgage Loan Trust floating rate based on 1-month USD-LIBOR plus 3.500% due 02/25/2034	Buy	(0.490%)	02/25/2034	1,000	0
Barclays Bank PLC	Specialty Underwriting & Residential Finance Trust floating rate based on 1-month USD-LIBOR plus 1.300% due 02/25/2035	Buy	(0.590%)	02/25/2035	1,000	0
Barclays Bank PLC	Structured Asset Investment Loan Trust floating rate based on 1-month USD-LIBOR plus 0.820% due 02/25/2035	Buy	(0.610%)	02/25/2035	1,000	0
Barclays Bank PLC	ABX.HE BBB-06-1 Index	Sell	2.670%	07/25/2045	2,000	(8)
Barclays Bank PLC	Camber 6.838% due 07/12/2043	Buy	(1.400%)	06/28/2046	3,000	0
Barclays Bank PLC	Camber 8.758% due 07/12/2043	Buy	(3.300%)	06/28/2046	2,000	0
Bear Stearns & Co., Inc.	Indymac Home Equity Loan Asset-Back Trust floating rate based on 1-month USD-LIBOR plus 0.630% due 06/25/2030	Buy	(0.450%)	06/25/2030	3,699	(3)
Bear Stearns & Co., Inc.	Bear Stearns Asset-Backed Securities, Inc. floating rate based on 1-month USD-LIBOR plus 2.000% due 12/25/2035	Sell	2.550%	12/25/2035	1,000	13
Bear Stearns & Co., Inc.	Merrill Lynch Mortgage Trust 5.244% due 11/12/2037	Buy	(1.150%)	11/12/2037	1,000	1
Bear Stearns & Co., Inc.	KLIO Funding Corp. floating rate based on 1-month USD-LIBOR plus 1.800% due 04/23/2039	Buy	(1.700%)	04/23/2039	1,000	(14)
Bear Stearns & Co., Inc.	Trinity CDO, Inc. floating rate based on 3-month USD-LIBOR plus 1.600% due 03/08/2040	Buy	(1.700%)	03/08/2040	2,000	(33)
Bear Stearns & Co., Inc.	LB-UBS Commercial Mortgage Trust 5.404% due 09/15/2040	Buy	(1.170%)	09/15/2040	1,000	0
BNP Paribas Bank	Bear Stearns Asset-Backed Securities, Inc. floating rate based on 1-month USD-LIBOR plus 2.000% due 12/25/2035	Buy	(2.250%)	12/25/2035	1,000	(5)
Citibank N.A.	ABX.HE BBB-06-1 Index	Sell	1.540%	07/25/2045	5,000	11
Credit Suisse First Boston	Long Beach Mortgage Loan Trust floating rate based on 1-month USD-LIBOR plus 2.2250% due 07/25/2032	Buy	(2.250%)	07/25/2032	4,216	(23)
Deutsche Bank AG	Park Place Securities, Inc. floating rate based on 1-month USD-LIBOR plus 2.200% due 03/25/2035	Buy	(2.650%)	03/25/2035	5,000	20
Deutsche Bank AG	Park Place Securities, Inc. floating rate based on 1-month USD-LIBOR plus 1.250% due 05/25/2035	Buy	(1.100%)	05/25/2035	2,000	(5)
Deutsche Bank AG	CMBX N.A. BBB-1 Index	Sell	1.340%	10/12/2052	2,000	3
Goldman Sachs & Co.	Ameriquest Mortgage Securities, Inc. floating rate based on 1-month USD-LIBOR plus 2.100% due 05/25/2033	Sell	2.100%	05/25/2033	2,500	39
Goldman Sachs & Co.	Ameriquest Mortgage Securities, Inc. floating rate based on 1-month USD-LIBOR plus 1.860% due 01/25/2034	Sell	1.860%	01/25/2034	2,500	62
Goldman Sachs & Co.	Long Beach Mortgage Loan Trust floating rate based on 1-month USD-LIBOR plus 3.500% due 02/25/2034	Buy	(2.000%)	02/25/2034	2,500	(4)
Goldman Sachs & Co.	Park Place Securities, Inc. floating rate based on 1-month USD-LIBOR plus 3.500% due 09/25/2034	Sell	5.000%	09/25/2034	2,000	31
Goldman Sachs & Co.	ABX.HE BBB-06-1 Index	Buy	(1.540%)	07/25/2045	12,500	(47)
J.P. Morgan Chase & Co.	Park Place Securities, Inc. floating rate based on 1-month USD-LIBOR plus 3.500% due 09/25/2034	Buy	(3.000%)	09/25/2034	2,000	(27)
J.P. Morgan Chase & Co.	ABX.HE BBB-06-1 Index	Sell	2.670%	07/25/2045	5,000	30
Lehman Brothers, Inc.	Encore Credit Receivables Trust floating rate based on 1-month USD-LIBOR plus 1.350% due 10/25/2035	Sell	1.630%	10/25/2035	2,000	6
Lehman Brothers, Inc.	ABX.HE BBB-06-1 Index	Sell	2.670%	07/25/2045	1,000	10
Merrill Lynch & Co., Inc.	Long Beach Mortgage Loan Trust floating rate based on 1-month USD-LIBOR plus 3.500% due 02/25/2034	Sell	2.250%	02/25/2034	2,500	6
Morgan Stanley Dean Witter & Co.	Indymac Home Equity Loan Asset-Back Trust floating rate based on 1-month USD-LIBOR plus 0.630% due 06/25/2030	Sell	1.500%	06/25/2030	3,699	19
Morgan Stanley Dean Witter & Co.	Long Beach Mortgage Loan Trust floating rate based on 1-month USD-LIBOR plus 2.2250% due 07/25/2032	Sell	2.250%	07/25/2032	4,266	128
Morgan Stanley Dean Witter & Co.	Morgan Stanley ABS Capital I floating rate based on 1-month USD-LIBOR plus 1.700% due 12/27/2033	Buy	(0.540%)	12/27/2033	1,000	(1)
Morgan Stanley Dean Witter & Co.	Park Place Securities, Inc. floating rate based on 1-month USD-LIBOR plus 2.200% due 03/25/2035	Sell	3.030%	03/25/2035	5,000	17
Morgan Stanley Dean Witter & Co.	ABX.HE BBB-06-1 Index	Sell	2.670%	07/25/2045	5,000	(7)
Royal Bank of Scotland PLC	Ameriquest Mortgage Securities, Inc. floating rate based on 1-month USD-LIBOR plus 2.100% due 05/25/2033	Buy	(0.700%)	05/25/2033	2,500	0
Royal Bank of Scotland PLC	Ameriquest Mortgage Securities, Inc. floating rate based on 1-month USD-LIBOR plus 1.860% due 01/25/2034	Buy	(0.800%)	01/25/2034	2,500	0
UBS Warburg LLC	Asset-Backed Funding Certificates floating rate based on 1-month USD-LIBOR plus 3.500% due 11/25/2032	Buy	(2.350%)	11/25/2032	2,500	(12)

						$292

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

(i) Short sales outstanding on June 30, 2006:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
Fannie Mae	6.000	07/13/2036	$1,500	$1,487	$1,477

See accompanying notes

Schedule of Investments

Developing Local Markets Portfolio

June 30, 2006 (Unaudited)

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 38.8%
Banking & Finance 24.0%
Banco Santander Chile
5.220% due 12/09/2009		$1,000	$1,001
Banque Centrale de Tunisie
7.500% due 09/19/2007		1,520	1,548
Bear Stearns Cos., Inc.
5.356% due 01/31/2011		1,500	1,503
Caterpillar Financial Services Corp.
5.232% due 05/18/2009		1,100	1,100
Charter One Bank N.A.
5.157% due 04/24/2009		1,000	1,001
CIT Group Holdings, Inc.
5.276% due 01/30/2009		2,200	2,206
CIT Group, Inc.
5.466% due 12/19/2007		2,500	2,503
Citigroup, Inc.
5.262% due 05/18/2011		900	900
Export-Import Bank of Korea
4.250% due 11/27/2007		1,700	1,664
General Electric Capital Corp.
5.030% due 12/15/2009		1,200	1,204
Goldman Sachs Group, Inc.
5.250% due 11/10/2008		1,700	1,702
5.527% due 12/22/2008		1,400	1,402
5.438% due 03/02/2010		500	501
HSBC Finance Corp.
6.538% due 11/13/2007		1,800	1,822
5.040% due 09/15/2008		1,400	1,404
5.450% due 11/16/2009		700	704
International Lease Finance Corp.
5.427% due 05/24/2010		1,000	1,000
JPMorgan Chase & Co.
5.180% due 10/02/2009		890	894
Lehman Brothers Holdings, Inc.
5.180% due 10/22/2008		2,500	2,504
5.180% due 01/23/2009		1,000	1,001
5.659% due 12/23/2010		1,100	1,102
Malaysia Global Sukuk, Inc.
5.640% due 07/03/2007		600	606
MBNA Europe Funding PLC
5.336% due 09/07/2007		700	700
Merrill Lynch & Co., Inc.
5.216% due 01/30/2009		500	500
Mirage Resorts, Inc.
7.250% due 10/15/2006		400	403
6.750% due 02/01/2008		150	151
Morgan Stanley
5.276% due 02/09/2009		1,000	1,002
Pemex Finance Ltd.
9.690% due 08/15/2009		260	277
Royal Bank of Scotland Group PLC
5.424% due 12/21/2007		1,500	1,501
SLM Corp.
5.240% due 07/27/2009		1,400	1,402
VTB Capital S.A.
8.026% due 07/30/2007		1,000	1,025
6.174% due 09/21/2007		1,950	1,954
VTB Capital S.A. for Vneshtorgbank
6.174% due 09/21/2007		1,500	1,501
Wachovia Bank N.A.
5.270% due 05/25/2010		750	750
5.308% due 12/02/2010		1,000	1,001
Wachovia Corp.
5.449% due 03/15/2011		1,000	1,002
Wells Fargo & Co.
5.509% due 03/23/2010		2,600	2,603

			45,044

Industrials 8.3%
Cisco Systems, Inc.
5.269% due 02/20/2009		300	301
Cox Communications, Inc.
5.450% due 12/14/2007		1,000	1,005
CSN Iron S.A.
9.125% due 06/01/2007		1,000	1,022
EchoStar DBS Corp.
5.750% due 10/01/2008		1,050	1,029
El Paso Corp.
7.625% due 08/16/2007		200	203
6.950% due 12/15/2007		100	101
Grupo Transportacion Ferroviaria Mexicana S.A. de C.V.
10.250% due 06/15/2007		1,000	1,035
HCA, Inc.
7.000% due 07/01/2007		300	303
Hewlett-Packard Co.
5.352% due 05/22/2009		200	200
Hilton Hotels Corp.
7.950% due 04/15/2007		300	306
HJ Heinz Co.
6.428% due 12/01/2020		700	712
Host Marriott LP
9.250% due 10/01/2007		1,400	1,451
JC Penney Corp, Inc.
7.600% due 04/01/2007		300	304
Mandalay Resort Group
10.250% due 08/01/2007		300	312
MGM Mirage
9.750% due 06/01/2007		1,265	1,306
Oracle Corp. & Ozark Holding, Inc.
5.730% due 01/13/2009		1,000	1,001
Pemex Project Funding Master Trust
8.500% due 02/15/2008		500	521
Qwest Communications International, Inc.
8.670% due 02/15/2009		100	102
Reynolds American, Inc.
6.500% due 06/01/2007		400	401
Salomon Brothers AG
9.125% due 04/25/2007		2,075	2,126
Salomon Brothers AG for OAO Siberian Oil Co.
11.500% due 02/13/2007		500	517
Starwood Hotels & Resorts Worldwide, Inc.
7.375% due 05/01/2007		700	708
United Technologies Corp.
5.284% due 06/01/2009		200	200
Williams Cos., Inc.
5.935% due 02/16/2007		400	406

			15,572

Utilities 6.5%
America Movil S.A. de C.V.
5.735% due 04/27/2007		700	702
AT&T, Inc.
5.262% due 05/15/2008		600	600
4.214% due 06/05/2021		800	791
CMS Energy Corp.
9.875% due 10/15/2007		500	523
7.500% due 01/15/2009		100	102
Dominion Resources, Inc.
5.790% due 09/28/2007		2,200	2,202
Entergy Gulf States, Inc.
6.020% due 12/08/2008		1,200	1,202
FirstEnergy Corp.
5.500% due 11/15/2006		200	200
Florida Power Corp.
5.570% due 11/14/2008		1,600	1,602
Qwest Capital Funding, Inc.
7.750% due 08/15/2006		1,000	1,005
Qwest Corp.
5.625% due 11/15/2008		500	490
Ras Laffan Liquefied Natural Gas Co. Ltd.
3.437% due 09/15/2009		132	127
Sprint Capital Corp.
4.780% due 08/17/2006		700	699
Verizon Global Funding Corp.
5.300% due 08/15/2007		500	500
Vodafone Group PLC
5.020% due 06/29/2007		1,500	1,500

			12,245

Total Corporate Bonds & Notes (Cost $72,969)			72,861

U.S. GOVERNMENT AGENCIES 2.0%
Fannie Mae
5.211% due 09/01/2044		662	665
Freddie Mac
4.500% due 04/15/2019		111	110
5.211% due 02/25/2045		1,525	1,515
5.549% due 12/15/2030		418	420
5.582% due 08/25/2031		488	490
5.602% due 09/25/2031		501	502

Total U.S. Government Agencies (Cost $3,710)			3,702

MORTGAGE-BACKED SECURITIES 1.6%
Greenpoint Mortgage Funding Trust
5.592% due 11/25/2045		468	469
Harborview Mortgage Loan Trust
5.492% due 03/19/2037		396	396
Lehman XS Trust
5.402% due 04/25/2046		758	758
5.412% due 05/25/2046		195	195
Sequoia Mortgage Trust
4.081% due 04/20/2035		635	613
Structured Asset Mortgage Investments, Inc.
5.542% due 05/25/2036		500	501
Washington Mutual, Inc.
5.612% due 08/25/2045		157	158

Total Mortgage-Backed Securities (Cost $3,102)			3,090

ASSET-BACKED SECURITIES 16.1%
ACE Securities Corp.
5.432% due 10/25/2035		1,089	1,090
5.392% due 12/25/2035		384	385
Ameriquest Mortgage Securities, Inc.
5.402% due 03/25/2035		74	74
5.432% due 10/25/2035		228	228
Argent Securities, Inc.
5.442% due 10/25/2035		476	477
5.422% due 11/25/2035		543	543
5.402% due 03/25/2036		403	404
Asset-Backed Funding Certificates
5.432% due 08/25/2035		392	392
Bear Stearns Asset-Backed Securities, Inc.
5.532% due 07/25/2031		16	16
5.522% due 09/25/2034		1,190	1,191
5.392% due 12/25/2035		69	69
Carrington Mortgage Loan Trust
5.362% due 09/25/2008		200	200
Citigroup Mortgage Loan Trust, Inc.
5.432% due 09/25/2035		237	237
Countrywide Asset-Backed Certificates
5.482% due 08/25/2033		390	390
5.422% due 08/25/2035		383	383
5.512% due 08/25/2035		750	751
5.452% due 02/25/2036		274	274
5.392% due 04/25/2036		276	277
FBR Securitization Trust
5.442% due 09/25/2035		513	513
5.502% due 09/25/2035		1,500	1,501
5.432% due 10/25/2035		372	372
First Franklin Mortgage Loan Asset-Backed Certificates
5.412% due 01/25/2036		427	428
First NLC Trust
5.432% due 09/25/2035		273	273
5.432% due 12/25/2035		206	206
Fremont Home Loan Trust
5.412% due 01/25/2036		1,254	1,255
GSAMP Trust
5.432% due 01/25/2036		309	309
Home Equity Asset Trust
5.432% due 02/25/2036		674	674
Home Equity Mortgage Trust
5.432% due 02/25/2036		320	320
5.412% due 04/25/2036		147	147
Indymac Residential Asset-Backed Trust
5.412% due 03/25/2036		668	669
Long Beach Mortgage Loan Trust
5.522% due 11/25/2034		585	586
5.412% due 01/25/2036		465	466
5.402% due 02/25/2036		236	236
5.392% due 03/25/2036		807	807
5.382% due 04/25/2036		461	461
MASTR Asset-Backed Securities Trust
5.402% due 01/25/2036		740	740
5.372% due 06/25/2036		400	400
Merrill Lynch Mortgage Investors, Inc.
5.392% due 02/25/2037		343	343
5.400% due 05/25/2037		700	701
Morgan Stanley Capital I, Inc.
5.392% due 02/25/2036		940	940
New Century Home Equity Loan Trust
5.432% due 09/25/2035		956	957
5.442% due 10/25/2035		179	179
5.420% due 08/25/2036		500	500
Newcastle Mortgage Securities Trust
5.392% due 04/25/2036		174	174
Option One Mortgage Loan Trust
4.479% due 11/25/2035		458	458
Renaissance Home Equity Loan Trust
5.472% due 10/25/2035		433	433
Residential Asset Mortgage Products, Inc.
5.432% due 10/25/2035		380	381
5.161% due 02/25/2036		517	518
Residential Asset Securities Corp.
5.402% due 10/27/2024		427	427
5.422% due 09/25/2025		37	37
5.432% due 09/25/2035		464	465
5.362% due 06/25/2036		397	397
5.420% due 07/25/2036		700	700
Residential Funding Mortgage Securities II, Inc.
5.462% due 05/25/2015		284	285
SACO I, Inc.
5.432% due 09/25/2033		308	308
5.432% due 10/25/2033		199	199
5.402% due 01/25/2034		140	140
5.432% due 07/25/2035		183	183
SG Mortgage Securities Trust
5.422% due 09/25/2035		280	280
SLC Student Loan Trust I
5.430% due 12/01/2035		200	200
SLM Student Loan Trust
5.070% due 01/25/2013		1,596	1,596
Soundview Home Equity Loan Trust
5.492% due 04/25/2035		254	255
5.432% due 11/25/2035		445	445
5.392% due 05/25/2036		452	453
Structured Asset Investment Loan Trust
5.412% due 07/25/2035		97	97
Structured Asset Securities Corp.
4.900% due 04/25/2035		498	478

Total Asset-Backed Securities (Cost $30,268)			30,273

SOVEREIGN ISSUES 4.2%
Chile Government International Bond
5.526% due 01/28/2008		500	503
El Salvador Government International Bond
9.500% due 08/15/2006		200	202
9.500% due 08/15/2006		1,000	1,006
Guatemala Government Bond
8.500% due 08/03/2007		1,000	1,027
Korea Development Bank
5.480% due 10/20/2009		1,000	1,007
Russia Government International Bond
10.000% due 06/26/2007		1,000	1,039
Ukraine Government International Bond
11.000% due 03/15/2007		1,027	1,048
Venezuela Government International Bond
6.000% due 03/31/2007		238	239
9.125% due 06/18/2007		1,570	1,604
6.438% due 12/18/2007		238	239

Total Sovereign Issues (Cost $7,920)			7,914

FOREIGN CURRENCY-DENOMINATED ISSUES (c) 0.8%
Aries Vermoegensverwaltungs GmbH
6.182% due 10/25/2007	EUR	500	664
Telefonos de Mexico S.A. de C.V.
8.750% due 01/31/2016	MXN	10,000	846

Total Foreign Currency-Denominated Issues (Cost $1,618)			1,510

SHORT-TERM INSTRUMENTS (c) 38.1%
Commercial Paper 35.8%
Abbey National N.A. LLC
5.230% due 08/08/2006		$5,000	4,974
Bank of America Corp.
5.330% due 09/21/2006		5,000	4,938
Barclays U.S. Funding Corp.
5.105% due 08/22/2006		5,000	4,965
BNP Paribas Finance
4.930% due 07/13/2006		4,000	3,994
5.000% due 08/28/2006		1,200	1,191
CBA (de) Finance
5.080% due 08/21/2006		5,000	4,965
Danske Corp.
4.955% due 07/20/2006		5,300	5,288
Dexia Delaware LLC
4.980% due 07/25/2006		1,700	1,695
DnB NORBank ASA
5.080% due 08/02/2006		500	498
Fannie Mae
5.140% due 09/13/2006		5,000	4,944
General Electric Capital Corp.
4.975% due 07/24/2006		1,800	1,795
HBOS Treasury Services PLC
5.100% due 08/24/2006		1,900	1,886
ING U.S. Funding LLC
5.230% due 08/03/2006		500	498
5.250% due 08/08/2006		1,000	995
IXIS Commercial Paper Corp.
5.200% due 08/11/2006		2,900	2,884
Nordea N.A., Inc.
5.180% due 09/08/2006		3,700	3,661
Societe Generale N.A.
5.245% due 08/08/2006		5,100	5,073
5.055% due 08/15/2006		400	398
Spintab AB
5.120% due 08/01/2006		5,000	4,979
UBS Finance Delaware LLC
4.790% due 07/07/2006		1,000	999
5.225% due 08/08/2006		3,300	3,283
5.080% due 08/21/2006		1,300	1,291
Westpac Capital Corp.
5.120% due 09/01/2006		2,000	1,981

			67,175

Egypt Treasury Bills 0.5%
7.575% due 01/30/2007	EGP	6,000	992

Repurchase Agreement 1.8%
State Street Bank
4.900% due 07/03/2006		$3,417	3,417
(Dated 06/30/2006. Collateralized by Federal Home Loan Bank 3.375% due 02/23/2007 valued at $3,489. Repurchase proceeds are $3,418.)

Total Short-Term Instruments (Cost $71,604)			71,584

Total Investments 101.6% (Cost $191,191)			$190,934
Other Assets and Liabilities (Net) (1.6%)			(3,041)

Net Assets 100.0%			$187,893

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) As of June 30, 2006, portfolio securities with an aggregate market value of $3,143 were valued in good faith and pursuant to guidelines established by Board of Trustees.

(b) Swap agreements outstanding on June 30, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Dean Witter & Co.	BR-CDI-Compounded	Pay	17.930%	10/02/2006	GBP	2,650	$8
Morgan Stanley Dean Witter & Co.	BR-CDI-Compounded	Pay	16.120%	07/02/2007		1,150	2
Morgan Stanley Dean Witter & Co.	BR-CDI-Compounded	Pay	14.630%	01/02/2009		3,309	(16)
Barclays Bank PLC	KSDA South Korea Daily Closing of 3-month CD	Pay	5.060%	01/17/2011	KRW	500,000	6
J.P. Morgan Chase & Co.	1-month MXN-LIBOR	Pay	8.410%	04/17/2009	MXN	7,700	(2)
Morgan Stanley Dean Witter & Co.	28-day Mexico Interbank TIIE Banxico	Pay	9.920%	08/12/2015		4,000	6

							$4

(c) Forward foreign currency contracts outstanding on June 30, 2006:

Type		Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	8,625	07/2006	$253	$0	$253
Sell		8,626	07/2006	0	(217)	(217)
Buy		4,885	08/2006	44	0	44
Sell		2,170	08/2006	1	0	1
Buy		8,064	09/2006	208	0	208
Buy		9,416	11/2006	20	0	20
Sell		1,078	11/2006	0	(26)	(26)
Buy	CLP	4,161,138	07/2006	0	(161)	(161)
Sell		4,161,138	07/2006	26	(49)	(23)
Buy		25,087	08/2006	0	(1)	(1)
Sell		245,548	08/2006	5	0	5
Buy		3,635,938	09/2006	49	0	49
Buy		1,720,742	01/2007	0	(171)	(171)
Buy	CNY	5,900	07/2006	0	(10)	(10)
Sell		5,900	07/2006	0	0	0
Buy		20,847	08/2006	0	(24)	(24)
Buy		18,612	11/2006	1	(13)	(12)
Buy		3,088	03/2007	0	(3)	(3)
Buy	COP	8,067,150	07/2006	0	(421)	(421)
Sell		8,067,150	07/2006	152	0	152
Buy		5,642,650	09/2006	0	(44)	(44)
Buy		2,180,633	10/2006	0	(81)	(81)
Buy	CZK	199,064	08/2006	400	0	400
Sell		199,064	08/2006	0	(71)	(71)
Buy		375,924	10/2006	373	0	373
Sell	EUR	523	07/2006	0	(12)	(12)
Buy	HKD	40,923	08/2006	0	(12)	(12)
Sell		40,923	08/2006	2	0	2
Buy		50,761	10/2006	1	0	1
Buy		35,243	11/2006	0	(5)	(5)
Buy	IDR	32,993,720	07/2006	141	0	141
Sell		32,993,720	07/2006	3	(33)	(30)
Buy		24,030,000	08/2006	59	0	59
Sell		4,792,500	08/2006	0	(12)	(12)
Buy		15,303,720	01/2007	19	0	19
Buy	ILS	11,900	08/2006	134	0	134
Sell		11,900	08/2006	0	(66)	(66)
Buy		17,960	10/2006	93	0	93
Buy	INR	67,560	08/2006	0	(43)	(43)
Sell		67,560	08/2006	0	(13)	(13)
Buy		67,560	10/2006	17	0	17
Buy		144,393	11/2006	0	(48)	(48)
Buy		121,157	08/2006	205	0	205
Sell		119,966	08/2006	0	(56)	(56)
Buy		85,681	10/2006	27	0	27
Buy		204,328	11/2006	71	0	71
Buy	JPY	334,871	08/2006	0	(17)	(17)
Buy	KRW	6,159,319	08/2006	163	0	163
Sell		6,112,220	08/2006	6	(48)	(42)
Buy		1,328,544	09/2006	35	0	35
Buy		4,260,710	10/2006	49	0	49
Buy		5,341,536	11/2006	0	(18)	(18)
Buy	MXN	102,276	08/2006	0	(580)	(580)
Sell		101,788	08/2006	0	(39)	(39)
Buy		101,788	10/2006	42	0	42
Buy		105,951	11/2006	3	(141)	(138)
Sell		5,238	11/2006	1	0	1
Buy	MYR	3,904	12/2006	0	(2)	(2)
Buy	PEN	11,000	07/2006	56	0	56
Sell		10,999	07/2006	0	(50)	(50)
Buy		139	08/2006	1	0	1
Buy		3,162	09/2006	0	(1)	(1)
Buy	PLN	21,705	08/2006	21	(63)	(42)
Sell		21,566	08/2006	19	0	19
Buy		2,218	09/2006	7	0	7
Buy		21,566	10/2006	0	(20)	(20)
Buy		34,726	11/2006	0	(326)	(326)
Buy	SGD	15,334	08/2006	201	0	201
Sell		15,335	08/2006	0	(35)	(35)
Buy		1,897	09/2006	25	0	25
Buy		15,335	10/2006	30	0	30
Buy		14,614	11/2006	0	(42)	(42)
Buy	SKK	166,169	08/2006	137	0	137
Sell		164,870	08/2006	24	(10)	14
Buy		59,559	09/2006	55	0	55
Buy		243,704	10/2006	45	0	45
Sell		30,600	10/2006	0	(20)	(20)
Buy	THB	49,800	08/2006	27	0	27
Sell		49,800	08/2006	0	(6)	(6)
Buy		49,800	10/2006	7	0	7
Buy		102,012	11/2006	0	(44)	(44)
Sell		21,981	11/2006	0	(2)	(2)
Buy	TWD	64,009	08/2006	0	(50)	(50)
Buy		94,045	11/2006	0	(46)	(46)
Buy	TRL	3,065	08/2006	0	(323)	(323)
Sell		3,064	08/2006	60	(9)	51
Buy		2,486	10/2006	0	(2)	(2)
Buy		5,815	11/2006	0	(761)	(761)
Buy	UAH	2,600	09/2006	16	0	16
Buy	ZAR	49,128	08/2006	0	(1,103)	(1,103)
Sell		37,831	08/2006	414	0	414
Buy		25,338	10/2006	0	(173)	(173)
Buy		32,108	11/2006	12	(613)	(601)

				$3,760	$(6,136)	$(2,376)

See accompanying notes

Schedule of Investments

Emerging Markets Portfolio

June	30, 2006 (Unaudited)

	Principal Amount (000s)		Value (000s)
BRAZIL 18.2%
Brazilian Government International Bond
10.000% due 08/07/2011		$4,200	$4,803
10.250% due 06/17/2013		4,450	5,284
10.500% due 07/14/2014		21,225	25,608
8.000% due 01/15/2018		16,823	17,790
8.875% due 10/14/2019		7,300	8,150
12.750% due 01/15/2020		150	213
8.875% due 04/15/2024		8,435	9,384
8.750% due 02/04/2025		2,500	2,750
10.125% due 05/15/2027		14,594	18,169
12.250% due 03/06/2030		10	15
8.250% due 01/20/2034		23,520	24,755
11.000% due 08/17/2040		19,950	24,763
Cia de Saneamento Basico do Estado de Sao Paulo
12.000% due 06/20/2008		2,100	2,281
CSN Islands VII Corp.
10.750% due 09/12/2008		2,025	2,177
Petrobras International Finance Co.
9.125% due 02/01/2007		1,075	1,101
7.750% due 09/15/2014		650	678

Total Brazil (Cost $135,877)			147,921

CAYMAN ISLANDS 0.4%
Banco Mercantil del Norte S.A.
5.875% due 02/17/2014		$3,280	3,251

Total Cayman Islands (Cost $3,275)			3,251

CHILE 0.5%
Banco Santander Chile
5.375% due 12/09/2014		$1,500	1,429
Corp. Nacional del Cobre de Chile - CODELCO
5.625% due 09/21/2035		2,700	2,425

Total Chile (Cost $4,148)			3,854

CHINA 0.1%
China Development Bank
5.000% due 10/15/2015		$500	467

Total China (Cost $495)			467

COLOMBIA 2.4%
Colombia Government International Bond
10.000% due 01/23/2012		$920	1,044
10.750% due 01/15/2013		1,320	1,561
8.250% due 12/22/2014		15,100	15,930
10.375% due 01/28/2033		900	1,114

Total Colombia (Cost $20,810)			19,649

ECUADOR 1.5%
Ecuador Government International Bond
12.000% due 11/15/2012		$245	251
9.000% due 08/15/2030		12,225	11,797

Total Ecuador (Cost $10,144)			12,048

EGYPT 0.1%
Petroleum Export Ltd.
5.265% due 06/15/2011		$956	928

Total Egypt (Cost $956)			928

EL SALVADOR 0.5%
AES El Salvador Trust
6.750% due 02/01/2016		$4,250	3,937
El Salvador Government International Bond
8.500% due 07/25/2011		125	135

Total El Salvador (Cost $4,369)			4,072

GUATEMALA 0.7%
Guatemala Government Bond
9.250% due 08/01/2013		$4,717	5,272

Total Guatemala (Cost $4,800)			5,272

KAZAKHSTAN 0.9%
ATF Bank
9.000% due 05/11/2016		$650	640
Intergas Finance BV
6.875% due 11/04/2011		500	497
Kazkommerts International BV
8.500% due 04/16/2013		1,100	1,130
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		5,450	5,292

Total Kazakhstan (Cost $7,893)			7,559

MALAYSIA 1.6%
Petroliam Nasional Bhd.
7.750% due 08/15/2015		$8,722	9,763
TNB Capital Ltd.
5.250% due 05/05/2015		3,300	3,113

Total Malaysia (Cost $12,818)			12,876

MEXICO (g) 8.7%
America Movil S.A. de C.V.
5.750% due 01/15/2015		$600	560
Grupo Transportacion Ferroviaria Mexicana S.A. de C.V.
9.375% due 05/01/2012		1,000	1,070
Mexico Government International Bond
10.375% due 02/17/2009		13	14
8.375% due 01/14/2011		296	323
7.500% due 01/14/2012		726	771
6.375% due 01/16/2013		569	572
11.375% due 09/15/2016		310	423
8.125% due 12/30/2019		2,466	2,793
11.500% due 05/15/2026		3,000	4,432
8.300% due 08/15/2031		4,932	5,709
7.500% due 04/08/2033		5,000	5,325
6.750% due 09/27/2034		200	195
Pemex Project Funding Master Trust
6.125% due 08/15/2008		125	125
7.875% due 02/01/2009		550	572
9.125% due 10/13/2010		570	626
8.000% due 11/15/2011		9,455	10,018
7.375% due 12/15/2014		10,261	10,615
5.750% due 12/15/2015		5,500	5,073
9.250% due 03/30/2018		6,455	7,504
8.625% due 02/01/2022		9,928	11,124
Telefonos de Mexico S.A. de C.V.
8.750% due 01/31/2016	MXN	10,000	846
United Mexican States Value Recovery Right
0.000% due 06/30/2007		$90,175	2,390

Total Mexico (Cost $70,500)			71,080

MOROCCO 0.0%
Kingdom of Morocco
2.563% due 01/01/2009		$340	339

Total Morocco (Cost $331)			339

NETHERLANDS 0.0%
HSBK Europe BV
7.750% due 05/13/2013		$350	350

Total Netherlands (Cost $349)			350

PAKISTAN 0.6%
Pakistan Government International Bond
7.125% due 03/31/2016		$5,450	5,017

Total Pakistan (Cost $5,368)			5,017

PANAMA 2.7%
Panama Government International Bond
7.125% due 01/29/2026		$2,000	1,940
6.700% due 01/26/2036		22,142	20,371

Total Panama (Cost $20,209)			22,311

PERU 3.1%
Peru Government International Bond
9.125% due 02/21/2012		$14,670	16,284
5.000% due 03/07/2017		5,556	5,348
Southern Copper Corp.
7.500% due 07/27/2035		3,300	3,167

Total Peru (Cost $25,618)			24,799

RUSSIA (g) 2.4%
Gaz Capital
5.875% due 06/01/2015	EUR	4,400	5,723
8.625% due 04/28/2034		$1,000	1,150
Gazprom International S.A.
7.201% due 02/01/2020		650	660
Mobile Telesystems Finance S.A.
8.000% due 01/28/2012		1,200	1,174
Morgan Stanley Bank AG for OAO Gazprom
9.625% due 03/01/2013		3,000	3,444
RSHB Capital S.A. for OJSC Russian Agricultural Bank
7.175% due 05/16/2013		1,550	1,540
Russia Government International Bond
11.000% due 07/24/2018		1,000	1,384
12.750% due 06/24/2028		2,000	3,383
5.000% due 03/31/2030		1,156	1,233
VTB Capital S.A.
6.174% due 09/21/2007		50	50

Total Russia (Cost $19,712)			19,741

SOUTH AFRICA (g) 1.8%
South Africa Government International Bond
5.250% due 05/16/2013	EUR	10,552	13,692
8.500% due 06/23/2017		$631	719

Total South Africa (Cost $13,122)			14,411

TUNISIA (g) 1.3%
Banque Centrale de Tunisie
7.500% due 08/06/2009	EUR	1,969	2,739
4.750% due 04/07/2011		450	578
7.375% due 04/25/2012		$2,214	2,314
8.250% due 09/19/2027		4,200	4,788

Total Tunisia (Cost $8,364)			10,419

UKRAINE 2.3%
Ukraine Government International Bond
7.343% due 08/05/2009		$5,570	5,842
8.235% due 08/05/2009		7,025	7,394
7.650% due 06/11/2013		5,138	5,183

Total Ukraine (Cost $18,230)			18,419

UNITED STATES 3.8%
Bank Loan Obligations 1.8%
OAO Rosneft Oil Co.
6.131% due 12/30/2008		$15,000	14,993

Corporate Bonds & Notes 1.3%
Pemex Project Funding Master Trust
6.629% due 06/15/2010		3,000	3,070
9.500% due 09/15/2027		6,565	7,894

			10,964

U.S. Government Agencies 0.7%
Fannie Mae
5.500% due 07/13/2036		5,500	5,283

Total United States (Cost $30,588)			31,240

VENEZUELA 7.1%
Venezuela Government International Bond
5.375% due 08/07/2010		$8,550	8,101
6.090% due 04/20/2011		3,700	3,682
10.750% due 09/19/2013		2,810	3,359
8.500% due 10/08/2014		5,400	5,724
6.000% due 12/09/2020		6,750	5,771
7.650% due 04/21/2025		12,425	12,208
9.250% due 09/15/2027		2,615	3,092
9.375% due 01/13/2034		13,400	15,745
Venezuela Government Value Recovery Right
0.000% due 04/15/2020		5	175

Total Venezuela (Cost $57,417)			57,857

VIETNAM 0.1%
Socialist Republic of Vietnam
6.875% due 01/15/2016		$600	598

Total Vietnam (Cost $590)			598

		# of Contracts
PURCHASED PUT OPTIONS 0.0%
90-Day Eurodollar December Futures (CME)
Strike @ $92.750 Exp. 12/18/2006		3,184	20
Strike @ $93.000 Exp. 12/18/2006		188	1
90-Day Eurodollar March Futures (CME)
Strike @ $92.000 Exp. 03/19/2007		900	6
Strike @ $92.250 Exp. 03/19/2007		969	6
Strike @ $92.500 Exp. 03/19/2007		500	3

Total Purchased Put Options (Cost $55)			36

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 39.5%
Commercial Paper 35.2%
Barclays U.S. Funding Corp.
4.890% due 07/05/2006		$29,600	29,592
BNP Paribas Finance
5.270% due 07/03/2006		22,100	22,100
Caisse d’Amortissement de la Dette Sociale
5.270% due 08/03/2006		1,100	1,095
Danske Corp.
5.280% due 07/17/2006		22,000	21,955
5.080% due 08/24/2006		500	496
Dexia Delaware LLC
5.275% due 07/05/2006		2,000	1,999
5.275% due 07/06/2006		22,000	21,990
Federal Home Loan Bank
5.030% due 07/03/2006		1,700	1,700
Fortis Funding LLC
5.175% due 07/10/2006		22,300	22,278
5.265% due 07/26/2006		1,800	1,794
HBOS Treasury Services PLC
5.040% due 08/08/2006		21,800	21,690
Rabobank USA Financial Corp.
5.250% due 07/03/2006		22,100	22,100
Skandinaviska Enskilda Banken
4.960% due 07/20/2006		1,000	998
Societe Generale N.A.
4.990% due 08/22/2006		25,500	25,323
TotalFinaElf Captial S.A.
5.270% due 07/03/2006		22,100	22,100
Toyota Motor Credit Corp.
5.050% due 07/05/2006		22,000	21,994
UBS Finance Delaware LLC
4.890% due 07/06/2006		7,300	7,297
4.930% due 07/10/2006		11,300	11,289
4.930% due 07/13/2006		5,300	5,293
4.990% due 08/22/2006		900	894
Westpac Capital Corp.
5.040% due 08/02/2006		22,400	22,306

			286,283

Repurchase Agreement 2.7%
Lehman Brothers, Inc.
4.600% due 07/03/2006		22,000	22,000
(Dated 06/30/2006. Collateralized by U.S. Treasury Bonds 8.875% due 08/15/2017 valued at $22,509. Repurchase proceeds are $22,008.)

Tri-Party Repurchase Agreement 0.7%
State Street Bank
4.900% due 07/03/2006		5,447	5,447
(Dated 06/30/2006. Collateralized by Freddie Mac 3.800% due 12/27/2006 valued at $5,556. Repurchase proceeds are $5,449.)

U.S. Treasury Bills 0.9%
4.781% due 08/31/2006-09/14/2006 (b)(c)(d)		7,615	7,529

Total Short-Term Instruments (Cost $321,271)			321,259

Total Investments (a) 100.3% (Cost $797,309)			$815,773
Written Options (f) (0.0%) (Premiums $97)			(60)
Other Assets and Liabilities (Net) (0.3%)			(2,560)

Net Assets 100.0%			$813,153

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) As of June 30, 2006, portfolio securities with an aggregate market value of $16,480 were valued in good faith and pursuant to guidelines established by the Board of Trustees.

(b) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(c) Securities with an aggregate market value of $2,966 have been pledged as collateral for swap and swaption contracts on June 30, 2006.

(d) Securities with an aggregate market value of $4,316 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	379	$(365)
90-Day Eurodollar December Futures	Long	12/2007	1,060	(884)
90-Day Eurodollar June Futures	Long	06/2007	823	(661)
90-Day Eurodollar March Futures	Long	03/2007	1,562	(1,336)
90-Day Eurodollar March Futures	Long	03/2008	1,264	(987)
U.S. Treasury 10-Year Note September Futures	Long	09/2006	328	(206)
U.S. Treasury 30-Year Bond September Futures	Long	09/2006	37	4
U.S. Treasury 5-Year Note September Futures	Long	09/2006	661	(93)

				$(4,528)

(e) Swap agreements outstanding on June 30, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
J.P. Morgan Chase & Co.	1-month MXN-LIBOR	Pay	8.410%	04/17/2009	MXN	37,100	$(11)
Morgan Stanley Dean Witter & Co.	28-day Mexico Interbank TIIE Banxico	Pay	9.920%	08/12/2015		38,000	52

							$41

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.700%	03/20/2011	$11,000	$(292)
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.460%	04/20/2011	20,000	(76)
Barclays Bank PLC	Dow Jones CDX N.A. EM5 Index	Sell	1.350%	06/20/2011	1,000	(14)
Citibank N.A.	Multiple Reference Entities of Gazprom	Sell	1.060%	04/20/2011	7,000	(63)
Citibank N.A.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.800%	11/15/2013	9,500	1,120
Credit Suisse First Boston	Brazilian Government International Bond 10.125% due 05/15/2027	Sell	8.250%	03/11/2009	30,000	6,330
Credit Suisse First Boston	Mexico Government International Bond 11.500% due 05/15/2026	Sell	2.800%	01/16/2013	6,000	679
Credit Suisse First Boston	Multiple Reference Entities of Gazprom	Sell	1.580%	06/20/2016	5,000	(73)
Goldman Sachs & Co.	Brazilian Government International Bond 14.500% due 10/15/2009	Sell	27.750%	11/04/2007	3,650	1,466
Goldman Sachs & Co.	Mexico Government International Bond 11.500% due 05/15/2026	Sell	2.450%	04/08/2013	5,300	471
J.P. Morgan Chase & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.770%	05/20/2007	50	0
J.P. Morgan Chase & Co.	Multiple Reference Entities of Gazprom	Sell	1.000%	04/20/2011	36,000	(422)
J.P. Morgan Chase & Co.	Mexico Government International Bond 11.500% due 05/15/2026	Sell	2.840%	01/04/2013	18,000	2,093
J.P. Morgan Chase & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.320%	01/21/2014	10,700	1,041
J.P. Morgan Chase & Co.	Multiple Reference Entities of Gazprom	Sell	1.500%	04/20/2016	10,000	(168)
J.P. Morgan Chase & Co.	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	1.130%	04/20/2016	11,150	(218)
Lehman Brothers, Inc.	Philippine Government International Bond 8.250% due 01/15/2014	Buy	(2.850%)	03/20/2008	5,000	(164)
Lehman Brothers, Inc.	Philippine Government International Bond 8.250% due 01/15/2014	Buy	(2.470%)	09/20/2008	5,000	(151)
Lehman Brothers, Inc.	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.780%)	09/20/2010	3,900	(29)
Lehman Brothers, Inc.	Peru Government International Bond 8.750% due 11/21/2033	Sell	1.840%	08/20/2012	4,700	3
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	1.330%	03/20/2016	6,025	(166)
Lehman Brothers, Inc.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.690%	03/20/2016	20,000	(363)
Lehman Brothers, Inc.	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	1.220%	04/20/2016	2,800	(36)
Merrill Lynch & Co., Inc.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.740%	11/18/2013	10,000	1,141
Merrill Lynch & Co., Inc.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.310%	01/21/2014	1,350	130
Morgan Stanley Dean Witter & Co.	Mexico Government International Bond 11.500% due 05/15/2026	Sell	1.280%	02/20/2009	3,100	79
Morgan Stanley Dean Witter & Co.	Multiple Reference Entities of Gazprom	Sell	1.050%	04/20/2011	1,000	(10)
Morgan Stanley Dean Witter & Co.	Dow Jones CDX N.A. EM5 Index	Sell	1.350%	06/20/2011	24,000	(292)
Morgan Stanley Dean Witter & Co.	Multiple Reference Entities of Gazprom	Sell	1.390%	05/20/2016	20,500	(552)

						$11,464

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

(f) Written options outstanding on June 30, 2006:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$108.000	08/25/2006	238	$43	$7
Call - CBOT U.S. Treasury 10-Year Note September Futures	107.000	08/25/2006	80	7	8
Put - CBOT U.S. Treasury 10-Year Note September Futures	103.000	08/25/2006	318	47	45

				$97	$60

(g) Forward foreign currency contracts outstanding on June 30, 2006:

Type		Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	4,182	08/2006	$45	$0	$45
Buy	CLP	231,500	07/2006	0	(9)	(9)
Sell		231,500	07/2006	0	(3)	(3)
Buy		873,624	08/2006	0	(20)	(20)
Buy		231,500	09/2006	3	0	3
Buy	CNY	23,884	09/2006	0	(32)	(32)
Buy		7,770	03/2007	0	(6)	(6)
Sell	EUR	16,592	07/2006	0	(381)	(381)
Buy	IDR	33,156,000	08/2006	82	0	82
Sell		33,156,000	08/2006	100	0	100
Buy	INR	58,033	09/2006	0	(27)	(27)
Sell		58,033	09/2006	14	0	14
Buy		1,266	11/2006	0	(1)	(1)
Buy	JPY	1,276,108	08/2006	0	(66)	(66)
Buy	KRW	5,247,000	07/2006	105	0	105
Sell		5,247,000	07/2006	47	0	47
Buy		1,171,009	08/2006	22	0	22
Buy		3,964,497	09/2006	103	0	103
Sell		3,173,300	09/2006	0	(36)	(36)
Buy	MXN	21,240	08/2006	0	(129)	(129)
Buy	PEN	2,244	08/2006	10	0	10
Sell		2,244	08/2006	0	(16)	(16)
Buy	PLN	17,168	08/2006	0	(17)	(17)
Sell		14,548	08/2006	0	(84)	(84)
Sell		14,548	10/2006	13	0	13
Buy		16,905	11/2006	0	(139)	(139)
Buy	RUB	28,624	07/2006	45	0	45
Sell		28,624	07/2006	0	(10)	(10)
Buy		164,914	08/2006	295	0	295
Sell		124,628	08/2006	0	(113)	(113)
Buy		153,252	09/2006	125	0	125
Sell		124,628	09/2006	0	(150)	(150)
Buy	SGD	1,768	07/2006	22	0	22
Sell		1,768	07/2006	0	(11)	(11)
Buy		2,143	08/2006	27	0	27
Buy		1,768	09/2006	11	0	11
Buy		610	11/2006	0	(5)	(5)
Buy	SKK	182,970	08/2006	80	0	80
Sell		138,892	08/2006	0	(126)	(126)
Buy		160,215	09/2006	149	0	149
Sell		138,892	09/2006	0	(26)	(26)
Buy	TWD	76,015	08/2006	0	(49)	(49)
Buy	ZAR	43,035	08/2006	0	(1,084)	(1,084)
Sell		30,976	08/2006	774	0	774

				$2,072	$(2,540)	$(468)

See accompanying notes

Schedule of Investments

High Yield Portfolio

June 30, 2006 (Unaudited)

		Principal Amount (000s)	Value (000s)
BANK LOAN OBLIGATIONS 6.8%
Abitibi-Consolidated, Inc.
8.550% due 08/01/2010		$500	$476
Cebridge Connections, Inc.
7.379% due 10/06/2013		2,000	1,991
Centennial Cellular Operating Co. LLC
6.450% due 01/20/2011		60	60
6.830% due 01/20/2011		42	42
7.230% due 01/20/2011		24	25
6.450% due 02/09/2011		378	380
Centennial Communications
5.740% due 01/20/2011		420	422
Eastman Kodak Co.
7.190% due 10/14/2012		2,000	1,999
GoodYear Tire
7.060% due 04/30/2010		1,000	1,005
Headwaters, Inc.
5.870% due 04/30/2011		674	676
HealthSouth Corp.
7.864% due 02/02/2013		1,250	1,251
Hertz Corp.
4.500% due 12/21/2012		167	167
5.000% due 12/21/2012		139	139
6.830% due 12/21/2012		1,135	1,140
7.380% due 12/21/2012		57	57
Intelsat Ltd.
5.000% due 04/24/2016		1,000	1,002
Metro-Goldwyn-Mayer, Inc.
7.229% due 04/08/2012		2,000	2,012
Roundy’s Supermarket, Inc.
7.870% due 11/01/2011		1,995	2,011
Service Corp. International
5.000% due 04/02/2016		1,000	1,004

Total Bank Loan Obligations (Cost $15,870)			15,859

CORPORATE BONDS & NOTES 84.4%
Banking & Finance 15.9%
AES Ironwood LLC
8.857% due 11/30/2025		808	876
AES Red Oak LLC
8.540% due 11/30/2019		751	796
BCP Crystal U.S. Holdings Corp.
9.625% due 06/15/2014		1,756	1,914
Bombardier Capital, Inc.
7.090% due 03/30/2007 (g)		1,000	1,005
Consolidated Communications Illinois
9.750% due 04/01/2012		326	337
Deutsche Bank AG
1.800% due 05/29/2009		200	205
Eircom Funding
8.250% due 08/15/2013		285	304
Ford Motor Credit Co.
8.625% due 11/01/2010		160	150
7.375% due 02/01/2011		12,491	11,195
Forest City Enterprises, Inc.
7.625% due 06/01/2015		250	253
General Motors Acceptance Corp.
7.250% due 03/02/2011		1,935	1,878
6.000% due 04/01/2011		887	808
7.000% due 02/01/2012		270	257
6.875% due 08/28/2012		1,075	1,014
6.750% due 12/01/2014		3,900	3,628
8.000% due 11/01/2031		2,750	2,650
IXIS Financial Products, Inc.
0.800% due 06/15/2009		200	196
1.650% due 06/15/2009		150	150
1.875% due 06/15/2009		200	191
K&F Acquisition, Inc.
7.750% due 11/15/2014		400	396
KRATON Polymers LLC
8.125% due 01/15/2014		1,050	1,047
Merrill Lynch & Co, Inc.
2.300% due 06/22/2009		150	149
Mirage Resorts, Inc.
7.250% due 08/01/2017		1,000	962
Rotech Healthcare, Inc.
9.500% due 04/01/2012		2,245	1,880
Standard Aero Holdings, Inc.
8.250% due 09/01/2014		475	425
Tenneco, Inc.
10.250% due 07/15/2013		840	925
8.625% due 11/15/2014		825	827
TRAINS
7.341% due 05/01/2016		500	491
Universal City Florida Holding Co. I
9.899% due 05/01/2010		50	52
Wilmington Trust Co.
10.732% due 01/01/2013 (g)		1,851	1,890
Wind Acquisition Finance S.A.
10.750% due 12/01/2015		500	534

			37,385

Industrials 53.5%
Abitibi-Consolidated, Inc.
7.400% due 04/01/2018		500	417
8.850% due 08/01/2030		1,600	1,360
Alliance One International, Inc.
11.000% due 05/15/2012		590	563
Allied Waste North America, Inc.
7.250% due 03/15/2015		2,700	2,592
7.125% due 05/15/2016		600	568
AmeriGas Partners LP
7.250% due 05/20/2015		500	475
7.125% due 05/20/2016		1,000	942
Arco Chemical Co.
10.250% due 11/01/2010		250	276
Argo-Tech Corp.
9.250% due 06/01/2011		625	647
Armor Holdings, Inc.
8.250% due 08/15/2013		450	468
Arvin Capital I
9.500% due 02/01/2027		560	568
ArvinMeritor, Inc.
8.125% due 09/15/2015		780	725
Aviall, Inc.
7.625% due 07/01/2011		775	812
Bowater Canada Finance
7.950% due 11/15/2011		690	659
Bowater, Inc.
6.500% due 06/15/2013		100	87
Boyd Gaming Corp.
7.125% due 02/01/2016		1,450	1,408
Buhrmann US, Inc.
8.250% due 07/01/2014		1,000	1,000
CanWest Media, Inc.
8.000% due 09/15/2012		830	826
CCO Holdings LLC
8.750% due 11/15/2013		2,435	2,386
Chart Industries, Inc.
9.125% due 10/15/2015		300	307
Charter Communications Operating LLC
8.375% due 04/30/2014		1,350	1,358
Chesapeake Energy Corp.
7.625% due 07/15/2013		400	404
7.000% due 08/15/2014		775	754
6.625% due 01/15/2016		900	841
6.875% due 01/15/2016		525	499
Choctaw Resort Development Enterprise
7.250% due 11/15/2019		550	542
Community Health Systems, Inc.
10.000% due 03/13/2007		1,500	1,529
Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012		50	45
Corrections Corp. of America
6.750% due 01/31/2014		300	289
Crown Americas LLC & Crown Americas Capital Corp.
7.625% due 11/15/2013		275	272
7.750% due 11/15/2015		350	346
CSC Holdings, Inc.
7.625% due 04/01/2011		2,200	2,211
7.250% due 04/15/2012		500	485
DaVita, Inc.
7.250% due 03/15/2015		500	483
Delhaize America, Inc.
9.000% due 04/15/2031		955	1,052
Delta Air Lines, Inc.
7.379% due 05/18/2010		197	198
7.570% due 11/18/2010		425	427
Dex Media West LLC
8.500% due 08/15/2010		25	26
9.875% due 08/15/2013		475	517
DirecTV Holdings LLC
8.375% due 03/15/2013		1,280	1,347
Dresser, Inc.
9.375% due 04/15/2011		1,710	1,740
Dresser-Rand Group, Inc.
7.375% due 11/01/2014		639	613
DRS Technologies, Inc.
7.625% due 02/01/2018		500	500
EchoStar DBS Corp.
6.375% due 10/01/2011		1,400	1,344
7.125% due 02/01/2016		2,780	2,690
Education Management LLC
8.750% due 06/01/2014		225	225
El Paso Corp.
7.875% due 06/15/2012		2,675	2,735
7.375% due 12/15/2012		3,200	3,192
8.050% due 10/15/2030		300	302
7.750% due 01/15/2032		450	441
El Paso Production Holding Co.
7.750% due 06/01/2013		700	709
Encore Acquisition Co.
6.250% due 04/15/2014		415	384
7.250% due 12/01/2017		50	48
Equistar Chemicals LP
8.750% due 02/15/2009		500	519
Ferrellgas Partners LP
8.750% due 06/15/2012		1,775	1,811
Ford Motor Co.
7.450% due 07/16/2031		2,500	1,819
Fresenius Medical Care Capital Trust
7.875% due 06/15/2011		1,000	1,015
Gaylord Entertainment Co.
8.000% due 11/15/2013		725	728
General Motors Corp.
8.250% due 07/15/2023		1,325	1,050
8.375% due 07/15/2033		750	608
Georgia-Pacific Corp.
8.000% due 01/15/2024		2,500	2,375
7.375% due 12/01/2025		1,170	1,065
Greif, Inc.
8.875% due 08/01/2012		760	804
Hanover Compressor Co.
8.625% due 12/15/2010		120	125
Hanover Equipment Trust
8.500% due 09/01/2008		488	503
HCA, Inc.
6.950% due 05/01/2012		600	589
6.750% due 07/15/2013		50	48
7.190% due 11/15/2015		950	920
7.690% due 06/15/2025		1,000	950
Herbst Gaming, Inc.
8.125% due 06/01/2012		500	506
7.000% due 11/15/2014		500	478
Hertz Corp.
8.875% due 01/01/2014		1,000	1,030
Horizon Lines LLC
9.000% due 11/01/2012		555	566
Host Marriott LP
7.125% due 11/01/2013		1,050	1,051
6.750% due 06/01/2016		425	407
Ineos Group Holdings Plc
8.500% due 02/15/2016		325	306
Ingles Markets, Inc.
8.875% due 12/01/2011		1,475	1,551
Intelsat Bermuda Ltd.
8.250% due 01/15/2013		50	50
9.250% due 06/15/2016		425	441
Intelsat Subsidiary Holding Co. Ltd.
9.609% due 01/15/2012		775	787
8.250% due 01/15/2013		540	539
8.625% due 01/15/2015		1,125	1,133
Invensys PLC
9.875% due 03/15/2011		840	916
Jefferson Smurfit Corp. U.S.
7.500% due 06/01/2013		300	270
JET Equipment Trust
10.000% due 06/15/2012 (b)		489	475
7.630% due 08/15/2012 (b)		352	274
JSG Funding PLC
9.625% due 10/01/2012		1,785	1,847
Legrand France
8.500% due 02/15/2025		745	855
Mandalay Resort Group
7.625% due 07/15/2013		3,131	3,115
Mediacom Broadband LLC
11.000% due 07/15/2013		1,400	1,482
MGM Mirage
6.875% due 04/01/2016		700	657
Nalco Co.
7.750% due 11/15/2011		600	602
8.875% due 11/15/2013		450	456
Newfield Exploration Co.
6.625% due 04/15/2016		275	261
Newpark Resources
8.625% due 12/15/2007		1,084	1,087
Norampac, Inc.
6.750% due 06/01/2013		775	701
Nortel Networks Ltd.
10.125% due 07/15/2013		425	435
10.750% due 07/15/2016		225	230
Novelis, Inc.
7.250% due 02/15/2015		700	676
Owens Brockway Glass Container, Inc.
8.750% due 11/15/2012		245	256
6.750% due 12/01/2014		1,050	979
Pacific Energy Partners LP
6.250% due 09/15/2015		500	488
Pogo Producing Co.
7.875% due 05/01/2013		400	403
PQ Corp.
7.500% due 02/15/2013		650	614
Primedia, Inc.
8.875% due 05/15/2011		800	772
Quiksilver, Inc.
6.875% due 04/15/2015		1,650	1,543
Qwest Communications International, Inc.
7.250% due 02/15/2011		1,000	975
7.500% due 02/15/2014		4,925	4,827
Reynolds American, Inc.
7.250% due 06/01/2012		760	749
7.250% due 06/01/2013		700	688
7.625% due 06/01/2016		475	467
RH Donnelley Corp.
6.875% due 01/15/2013		175	162
8.875% due 01/15/2016		2,450	2,484
Rockwood Specialties Group, Inc.
7.500% due 11/15/2014		600	591
Rogers Cable, Inc.
6.750% due 03/15/2015		1,290	1,235
Roseton
7.270% due 11/08/2010		1,175	1,176
Sanmina-SCI Corp.
8.125% due 03/01/2016		675	662
SemGroup LP
8.750% due 11/15/2015		350	350
Seneca Gaming Corp.
7.250% due 05/01/2012		965	939
Sensata Technologies BV
8.000% due 05/01/2014		425	412
Smurfit Capital Funding PLC
7.500% due 11/20/2025		500	458
Smurfit-Stone Container Enterprises, Inc.
9.750% due 02/01/2011		172	178
8.375% due 07/01/2012		1,075	1,021
Solectron Global Finance Ltd.
8.000% due 03/15/2016		275	272
Sonat, Inc.
7.625% due 07/15/2011		600	609
Southern Natural Gas Co.
7.350% due 02/15/2031		1,000	964
Station Casinos, Inc.
6.000% due 04/01/2012		500	471
6.875% due 03/01/2016		1,180	1,106
Stone Container Finance
7.375% due 07/15/2014		150	134
Suburban Propane Partners LP
6.875% due 12/15/2013		975	917
Sungard Data Systems, Inc.
9.125% due 08/15/2013		1,330	1,387
Superior Essex Communications LLC
9.000% due 04/15/2012		775	791
Tenet Healthcare Corp.
7.375% due 02/01/2013		1,425	1,307
9.875% due 07/01/2014		175	176
Triad Hospitals, Inc.
7.000% due 11/15/2013		1,045	1,021
Trinity Industries, Inc.
6.500% due 03/15/2014		535	524
TRW Automotive, Inc.
9.375% due 02/15/2013		1,190	1,270
US Airways Inc.
9.625% due 09/01/2024 (b)		662	2
9.330% due 01/01/2049 (b)		148	1
VWR International, Inc.
6.875% due 04/15/2012		1,500	1,440
8.000% due 04/15/2014		500	488
Williams Cos., Inc.
7.625% due 07/15/2019		600	612
7.500% due 01/15/2031		350	340
7.750% due 06/15/2031		1,055	1,044
Windstream Corp.
8.625% due 08/01/2016		575	591
Wynn Las Vegas LLC
6.625% due 12/01/2014		3,500	3,316
Xerox Corp.
6.400% due 03/15/2016		500	474

			125,433

Utilities 15.0%
AES Corp.
8.750% due 05/15/2013		1,475	1,586
Cincinnati Bell Tele Co.
6.300% due 12/01/2028		1,000	870
Cincinnati Bell, Inc.
8.375% due 01/15/2014		995	985
7.000% due 02/15/2015		250	237
Citizens Communications Co.
7.000% due 11/01/2025		400	333
9.000% due 08/15/2031		850	865
CMS Energy Corp.
8.500% due 04/15/2011		450	471
Edison Mission Energy
7.500% due 06/15/2013		375	369
7.750% due 06/15/2016		375	370
Hawaiian Telcom Communications, Inc.
9.750% due 05/01/2013		1,195	1,222
Homer City Funding LLC
8.734% due 10/01/2026		295	329
Insight Midwest LP
10.500% due 11/01/2010		1,485	1,556
IPALCO Enterprises, Inc.
8.625% due 11/14/2011		835	889
Midwest Generation LLC
8.560% due 01/02/2016		2,047	2,151
8.750% due 05/01/2034		1,850	1,970
MSW Energy Holdings II LLC
7.375% due 09/01/2010		1,115	1,121
MSW Energy Holdings LLC
8.500% due 09/01/2010		185	191
NRG Energy, Inc.
7.375% due 02/01/2016		1,580	1,544
PSEG Energy Holdings LLC
8.625% due 02/15/2008		100	103
10.000% due 10/01/2009		375	407
8.500% due 06/15/2011		2,000	2,110
Qwest Corp.
8.875% due 03/15/2012		1,375	1,458
7.500% due 06/15/2023		2,474	2,332
7.200% due 11/10/2026		2,500	2,294
Reliant Energy, Inc.
9.250% due 07/15/2010		775	779
6.750% due 12/15/2014		1,560	1,443
Rogers Wireless, Inc.
7.250% due 12/15/2012		620	628
7.500% due 03/15/2015		975	990
Rural Cellular Corp.
8.250% due 03/15/2012		515	531
Sierra Pacific Resources
8.625% due 03/15/2014		500	532
South Point Energy Center LLC
8.400% due 05/30/2012 (b)		1,699	1,656
Tenaska Alabama Partners LP
7.000% due 06/30/2021		1,773	1,737
Time Warner Telecom Holdings, Inc.
9.250% due 02/15/2014		1,000	1,030

			35,089

Total Corporate Bonds & Notes (Cost $201,550)			197,907

MORTGAGE-BACKED SECURITIES 0.4%
RMF Commercial Mortgage Pass-Through Certificates
9.150% due 11/28/2027		1,132	850

Total Mortgage-Backed Securities (Cost $746)			850

FOREIGN CURRENCY-DENOMINATED ISSUES (h) 5.0%
Amadeus Global Travel Distribution S.A.
5.244% due 04/08/2013	EUR	1,500	1,943
JSG Holding PLC
11.500% due 10/01/2015		391	516
Lighthouse International Co. S.A.
8.000% due 04/30/2014		1,965	2,661
Nordic Telephone
5.207% due 11/30/2013		500	646
2.000% due 11/30/2014		500	649
Nordic Telephone Co. Holdings ApS
8.250% due 05/01/2016		1,000	1,314
Rhodia S.A.
8.000% due 06/01/2010		1,000	1,333
SigmaKalon
4.587% due 06/30/2012		1,000	1,279
Telenet Communications NV
9.000% due 12/15/2013		374	526
UPC Holding BV
7.750% due 01/15/2014		675	814

Total Foreign Currency-Denominated Issues (Cost $10,585)			11,681

		Shares
CONVERTIBLE PREFERRED STOCK 0.0%
Chesapeake Energy Corp.
4.500% due 12/31/2049		1,400	131

Total Convertible Preferred Stock (Cost $140)			131

	Principal Amount (000s)
CONVERTIBLE BONDS & NOTES 0.5%
Banking & Finance 0.2%
Lehman Brothers Holdings, Inc.
1.383% due 06/15/2009		$200	205
2.070% due 06/15/2009		200	199
3.119% due 06/15/2009		200	197

			601

Utilities 0.3%
CMS Energy Corp.
2.875% due 12/01/2024		650	696

Total Convertible Bonds & Notes (Cost $1,351)			1,297

		Shares
PREFERRED STOCK 0.1%
Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008		200	204

Total Preferred Stock (Cost $216)			204

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 3.2%
Commercial Paper 1.4%
Societe Generale N.A.
5.040% due 08/08/2006		$400	398
UBS Finance Delaware LLC
5.080% due 08/21/2006		900	894
Westpac Capital Corp.
5.120% due 09/01/2006		1,900	1,882

			3,174

Repurchase Agreement 1.6%
State Street Bank
4.900% due 07/03/2006		3,743	3,743
(Dated 06/30/2006. Collateralized by Federal Home Loan Bank 3.375% due 02/23/2007 valued at $3,818. Repurchase proceeds are $3,745.)

U.S. Treasury Bills 0.2%
4.714% due 08/31/2006-09/14/2006 (c)(d)(e)		580	575

Total Short-Term Instruments (Cost $7,494)			7,492

Total Investments (a) 100.4% (Cost $237,952)			$235,421
Other Assets and Liabilities (Net) (0.4%)			(975)

Net Assets 100.0%			$234,446

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) As of June 30, 2006, portfolio securities with an aggregate market value of $6,377 were valued in good faith and pursuant to guidelines established by the Board of Trustees.

(b) Security is in default.

(c) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d) Securities with an aggregate market value of $248 have been pledged as collateral for swap and swaption contracts on June 30, 2006.

(e) Securities with an aggregate market value of $79 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	45	$(94)

(f) Swap agreements outstanding on June 30, 2006:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Bank of America	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	12/20/2006	$1,000	$16
Bank of America	AES Corp. 8.750% due 05/15/2013	Sell	1.500%	12/20/2007	1,000	13
Bank of America	Williams Cos., Inc. 7.125% due 09/01/2011	Sell	1.250%	12/20/2007	1,000	10
Bank of America	Dow Jones CDX N.A. HY6 Index	Sell	3.450%	06/20/2011	900	18
Bear Stearns & Co., Inc.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	0.820%	12/20/2007	1,500	0
Credit Suisse First Boston	Reliant Energy, Inc. 9.250% due 07/15/2010	Sell	3.000%	12/20/2007	1,000	14
Credit Suisse First Boston	CMS Energy Corp. 7.500% due 01/15/2009	Sell	1.800%	12/20/2010	500	5
Goldman Sachs & Co.	HCA, Inc. 6.950% due 05/01/2012	Sell	0.750%	12/20/2007	1,000	4
Goldman Sachs & Co.	Starwood Hotels & Resorts Worldwide, Inc. 7.875% 05/01/2012	Sell	1.100%	12/20/2007	1,000	8
Goldman Sachs & Co.	Host Marriott LP 7.125% due 11/01/2013	Sell	1.770%	12/20/2010	1,600	39
J.P. Morgan Chase & Co.	Electronic Data Systems Corp. 6.000% due 08/01/2013	Sell	1.300%	12/20/2007	1,000	16
Lehman Brothers, Inc.	CMS Energy Corp. 6.875% due 12/15/2015	Sell	1.750%	06/20/2011	500	0
Merrill Lynch & Co., Inc.	AES Corp. 8.750% due 06/15/2008	Sell	0.950%	06/20/2007	800	1

						$144

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

(g) Restricted security as of June 30, 2006:

Issuer Description	Coupon Rate	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as a Percentage of Net Assets
Bombardier Capital, Inc.	7.090%	03/30/2007	08/11/2003	$1,002	$1,005	0.43%
Wilmington Trust Co. - Tucson Electric	10.732%	01/01/2013	12/08/2000	1,955	1,890	0.81

(h) Forward foreign currency contracts outstanding on June 30, 2006:

Type		Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized (Depreciation)
Sell	EUR	8,825	07/2006	$0	$(190)	$(190)
Buy	JPY	46,000	08/2006	0	(2)	(2)

				$0	$(192)	$(192)

See accompanying notes

Schedule of Investments

International Portfolio

June 30, 2006 (Unaudited)

	Principal Amount (000s)		Value (000s)
AUSTRALIA 0.1%
Medallion Trust
5.275% due 07/12/2031		$1,753	$1,755
Superannuation Members Home Loans Global Fund
5.584% due 06/15/2026		1	1

Total Australia (Cost $1,754)			1,756

CAYMAN ISLANDS (g) 0.0%
SHL Corp. Ltd.
1.042% due 12/25/2024	JPY	36,670	324

Total Cayman Islands (Cost $333)			324

CROATIA 0.0%
Croatia Government International Bond
5.625% due 07/31/2006		$69	69
5.625% due 07/31/2010		1,227	1,232

Total Croatia (Cost $1,286)			1,301

FINLAND (g) 1.3%
Finland Government Bond
2.750% due 07/04/2006	EUR	25,000	31,976

Total Finland (Cost $29,959)			31,976

FRANCE (g) 2.6%
Axa S.A.
3.750% due 01/01/2017	EUR	1,357	2,368
France Government Bond
4.000% due 04/25/2014		25,000	31,981
4.000% due 04/25/2055		22,500	26,915

Total France (Cost $59,898)			61,264

GERMANY (g) 0.8%
Bauhaus Securities Ltd.
3.144% due 10/30/2052	EUR	7,615	9,765
Haus Ltd.
3.169% due 12/14/2037		6,571	7,811
Republic of Germany
4.250% due 01/04/2014		1,000	1,300
4.250% due 07/04/2014		500	650

Total Germany (Cost $14,738)			19,526

ITALY (g) 20.6%
Italy Buoni Poliennali Del Tesoro
7.750% due 11/01/2006	EUR	380,000	493,227

Total Italy (Cost $484,557)			493,227

JERSEY, CHANNEL ISLANDS (g) 0.6%
Haus Ltd.
3.169% due 12/14/2037	EUR	4,821	6,168
Lloyds TSB Capital
7.375% due 02/07/2049		5,250	7,641

Total Jersey, Channel Islands (Cost $9,314)			13,809

MEXICO 0.0%
Mexico Government International Bond
8.300% due 08/15/2031		$900	1,042

Total Mexico (Cost $836)			1,042

NETHERLANDS (g) 8.0%
Netherlands Government Bond
3.000% due 07/15/2006	EUR	150,000	191,854

Total Netherlands (Cost $182,067)			191,854

NEW ZEALAND (g) 0.1%
New Zealand Government Bond
4.500% due 02/15/2016 (b)	NZD	3,523	2,919

Total New Zealand (Cost $1,771)			2,919

SPAIN (g) 0.4%
Hipotebansa Mortgage Securitization Fund
2.920% due 07/18/2022	EUR	3,580	4,575
Spain Government Bond
4.200% due 01/31/2037		3,000	3,734

Total Spain (Cost $7,221)			8,309

SUPRANATIONAL (g) 0.2%
European Investment Bank
5.500% due 12/07/2009	GBP	2,300	4,315

Total Supranational (Cost $3,298)			4,315

TUNISIA (g) 0.1%
Banque Centrale de Tunisie
7.500% due 08/06/2009	EUR	1,800	2,504
7.375% due 04/25/2012		$500	522

Total Tunisia (Cost $2,329)			3,026

UNITED KINGDOM (g) 0.5%
United Kingdom Gilt
7.750% due 09/08/2006	GBP	5,890	10,953

Total United Kingdom (Cost $10,310)			10,953

UNITED STATES 1.2%
Asset-Backed Securities 0.0%
Advanta Mortgage Loan Trust
5.697% due 11/25/2029		$32	32
Conseco Finance
5.569% due 10/15/2031		24	24

			56

Corporate Bonds & Notes 0.0%
Kroger Co.
5.500% due 02/01/2013		100	96

Mortgage-Backed Securities 0.0%
CS First Boston Mortgage Securities Corp.
6.500% due 04/25/2033		220	219
MLCC Mortgage Investors, Inc.
5.579% due 03/15/2025		35	35

			254

U.S. Government Agencies 0.8%
Fannie Mae
5.500% due 07/13/2036		4,500	4,323
6.000% due 12/01/2033		13	13
6.500% due 05/01/2028 - 07/01/2029 (c)		513	519
7.000% due 09/25/2023		160	164
8.800% due 01/25/2019		226	240
Freddie Mac
6.500% due 07/15/2028		3,515	3,560
Government National Mortgage Association
4.375% due 06/20/2023 - 06/20/2030 (c)		4,492	4,511
4.750% due 08/20/2022 - 09/20/2026 (c)		938	942
5.125% due 11/20/2022 - 11/20/2024 (c)		1,394	1,402
5.375% due 04/20/2022 - 02/20/2025 (c)		343	344
5.380% due 03/20/2022		106	106
7.500% due 09/15/2025 - 11/15/2030 (c)		3,892	4,050
8.500% due 07/15/2008 - 07/15/2030 (c)		49	52

			20,226

U.S. Treasury Obligations 0.4%
U.S. Treasury Bond
6.000% due 02/15/2026		1,400	1,517
U.S. Treasury Note
3.875% due 09/15/2010		8,760	8,362

			9,879

Total United States (Cost $30,573)			30,511

	Notional Amount
PURCHASED CALL OPTIONS 0.0%
U.S. dollar versus Japanese Yen (OTC)
Strike @ JPY120.000 Exp. 12/11/2006		$68,000	211

Total Purchased Call Options (Cost $950)			211

PURCHASED PUT OPTIONS 4.0%
U.S. dollar versus Japanese Yen (OTC)
Strike @ JPY124.000 Exp. 07/19/2006		$1,101,000	94,477
	# of Contracts
U.S. Treasury 10-Year Note September Futures (CBOT)
Strike @ $99.000 Exp. 08/25/2006		5,265	82

Total Purchased Put Options (Cost $88,801)			94,559

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS (g) 91.5%
Commercial Paper 23.6%
Bank of Ireland
4.990% due 08/21/2006		$22,559	22,406
Danske Corp.
5.280% due 07/17/2006		1,100	1,098
Finnish Treasury Bill
2.824% due 09/12/2006	EUR	140,000	178,064
France Government Bond
4.500% due 07/12/2006		133,000	170,157
Japan Government Bond
1.010% due 10/02/2006	JPY	8,200,000	71,597
Societe Generale N.A.
5.250% due 07/05/2006		$1,100	1,100
Svenska Handelsbanken, Inc.
5.000% due 08/28/2006		70,000	69,456
TotalFinaElf Captial S.A.
5.270% due 07/03/2006		53,300	53,300

			567,178

Repurchase Agreement 0.3%
Credit Suisse First Boston
4.600% due 07/03/2006		8,000	8,000

(Dated 06/30/2006. Collateralized by U.S. Treasury Notes 3.250% due 08/15/2007 valued at $8,171. Repurchase proceeds are $8,003.)
Tri-Party Repurchase Agreements 0.2%
State Street Bank
4.900% due 07/03/2006		5,655	5,655

(Dated 06/30/2006. Collateralized by Fannie Mae 5.250% due 04/15/2007 valued at $5,769. Repurchase proceeds are $5,657.)
Belgium Treasury Bills 19.9%
2.637% due 07/13/2006-10/12/2006 (c)	EUR	374,390	477,049

France Treasury Bills 21.0%
2.836% due 07/13/2006-12/21/2006 (c)		397,575	502,796

Germany Treasury Bills 11.7%
2.584% due 07/12/2006-08/16/2006 (c)		219,200	279,540

Portugal Treasury Bill 4.0%
1.010% due 11/17/2006		75,000	94845

Spain Treasury Bills 8.6%
0.360% due 08/18/2006-02/23/2007 (c)		163,700	205,694

U.S. Treasury Bills 2.2%
4.772% due 08/31/2006-09/14/2006 (c)(d)(e)		$53,175	52,571

Total Short-Term Instruments (Cost $2,136,834)			2,193,328

Total Investments (a) 132.0% (Cost $3,066,829)			$3,164,210
Other Assets and Liabilities (Net) (32.0%)			(766,204)

Net Assets 100.0%			$2,398,006

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) As of June 30, 2006, portfolio securities with an aggregate market value of $12,710 were valued in good faith and pursuant to guidelines established by the Board of Trustees.

(b) Principal amount of security is adjusted for inflation.

(c) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d) Securities with an aggregate market value of $20,022 have been pledged as collateral for swap and swaption contracts on June 30, 2006.

(e) Securities with an aggregate market value of $4,622 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Euro-Bund 10-Year Note September Futures	Short	09/2006	314	$172
Euro-Buxl 30-Year Bond September Futures	Long	09/2006	1	(1)
Japan Government 10-Year Note September Futures	Long	09/2006	15	(87)
U.S. Treasury 10-Year Note September Futures	Long	09/2006	5,265	(3,069)
U.S. Treasury 5-Year Note September Futures	Long	09/2006	115	(75)

				$(3,060)

(f) Swap agreements outstanding on June 30, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month EUR-LIBOR	Receive	4.000%	12/15/2011	EUR	20,000	$152
Barclays Bank PLC	6-month EUR-LIBOR	Receive	4.000%	12/15/2014		109,000	9,026
Barclays Bank PLC	6-month EUR-LIBOR	Receive	4.000%	12/15/2014		111,000	678
Barclays Bank PLC	6-month EUR-LIBOR	Pay	4.500%	06/17/2015		30,900	(927)
Deutsche Bank AG	6-month EUR-LIBOR	Receive	4.000%	12/15/2011		457,000	1,457
Citibank N.A.	6-month EUR-LIBOR	Pay	4.000%	12/15/2011		320,000	(2,918)
Goldman Sachs & Co.	6-month EUR-LIBOR	Receive	4.000%	12/15/2014		260,000	12,596
HSBC Bank USA	6-month EUR-LIBOR	Receive	4.000%	12/15/2014		173,000	10,738
J.P. Morgan Chase & Co.	6-month EUR-LIBOR	Receive	4.000%	12/15/2014		254,000	11,802
J.P. Morgan Chase & Co.	6-month EUR-LIBOR	Pay	4.000%	12/15/2014		6,500	(27)
Morgan Stanley Dean Witter & Co.	6-month EUR-LIBOR	Receive	4.000%	12/15/2011		360,000	2,734
Barclays Bank PLC	6-month GBP-LIBOR	Pay	5.000%	09/15/2010	GBP	382,000	(9,206)
Deutsche Bank AG	6-month GBP-LIBOR	Pay	5.000%	09/15/2010		194,000	(3,939)
HSBC Bank USA	6-month GBP-LIBOR	Pay	5.000%	09/15/2010		324,000	(7,808)
Barclays Bank PLC	6-month JPY-LIBOR	Receive	2.000%	12/15/2015	JPY	3,960,000	336
Goldman Sachs & Co.	6-month JPY-LIBOR	Receive	2.000%	06/15/2012		38,000,000	3,275
J.P. Morgan Chase & Co.	6-month JPY-LIBOR	Receive	2.000%	06/15/2012		9,520,000	388
Lehman Brothers, Inc.	6-month JPY-LIBOR	Receive	2.000%	06/15/2012		21,000,000	300
Morgan Stanley Dean Witter & Co.	6-month JPY-LIBOR	Receive	1.500%	03/20/2012		18,980,000	315
Morgan Stanley Dean Witter & Co.	6-month JPY-LIBOR	Receive	2.000%	06/15/2012		11,325,000	479
Bank of America	3-month USD-LIBOR	Receive	3.000%	12/17/2006		$5,000	64
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.710%	07/11/2006		21,200	573
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2016		1,600	(20)
Royal Bank of Scotland PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2011		1,600	(14)

							$30,054

(g) Forward foreign currency contracts outstanding on June 30, 2006:

Type		Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CAD	58,370	07/2006	$0	$(600)	$(600)
Buy	EUR	42,003	07/2006	49	0	49
Sell		1,187,930	07/2006	1	(32,392)	(32,391)
Buy		31,000	08/2006	777	0	777
Sell		220,000	09/2006	0	(3,982)	(3,982)
Buy	GBP	64,351	07/2006	445	0	445
Buy	JPY	18,703,013	07/2006	0	(305)	(305)
Sell		138,350,281	07/2006	0	(7,173)	(7,173)
Buy		144,867,206	08/2006	37	(44,093)	(44,056)
Sell		7,762,062	08/2006	2,421	(5)	2,416
Sell	NZD	3,401	08/2006	0	(18)	(18)

				$3,730	$(88,568)	$(84,838)

See accompanying notes

Schedule of Investments

Investment Grade Corporate Portfolio

June 30, 2006 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 69.8%
Banking & Finance 19.6%
AFLAC, Inc.
6.500% due 04/15/2009	$1,000	$1,023
AIG SunAmerica Global Financing VII
5.850% due 08/01/2008	2,400	2,410
American International Group, Inc.
2.875% due 05/15/2008	1,000	953
6.250% due 05/01/2036	5,000	4,897
Archstone-Smith Trust
7.900% due 02/15/2016	75	81
AvalonBay Communities, Inc.
6.125% due 11/01/2012	150	151
BAE Systems Holdings, Inc.
5.570% due 08/15/2008	4,000	4,008
Bank of America Corp.
4.750% due 08/01/2015	2,400	2,217
Barclays Bank PLC
6.860% due 12/15/2049	360	361
Barnett Capital II
7.950% due 12/01/2026	750	785
Bear Stearns Cos., Inc.
5.356% due 01/31/2011	6,400	6,412
Beaver Valley Funding
8.625% due 06/01/2007	137	140
9.000% due 06/01/2017	1,488	1,657
BNP Paribas Finance
5.186% due 06/29/2049	11,000	9,990
Canadian Oil Sands Ltd.
4.800% due 08/10/2009	7,000	6,784
CIT Group, Inc.
5.644% due 09/20/2007	3,535	3,545
5.500% due 11/30/2007	860	857
5.466% due 12/19/2007	500	501
Citigroup Capital
7.750% due 12/01/2036	750	779
Ford Motor Credit Co.
6.374% due 03/21/2007	1,800	1,794
6.320% due 09/28/2007	3,000	2,937
4.950% due 01/15/2008	5,000	4,708
5.800% due 01/12/2009	3,000	2,742
General Motors Acceptance Corp.
5.620% due 03/20/2007	4,000	3,973
4.900% due 07/15/2008	50	46
6.875% due 08/28/2012	100	94
6.750% due 12/01/2014	100	93
8.000% due 11/01/2031	120	116
Goldman Sachs Group, Inc.
5.527% due 12/22/2008	3,500	3,504
5.420% due 07/23/2009	2,000	2,014
HBOS Capital Funding LP
6.071% due 06/30/2049	10,600	10,343
HBOS Treasury Services PLC
5.920% due 09/29/2049	5,000	4,614
5.375% due 12/29/2049	3,600	3,415
HSBC Finance Corp.
4.125% due 12/15/2008	14,450	13,973
JPMorgan Chase & Co.
5.750% due 01/02/2013	5,000	4,956
KFW International Finance
5.750% due 01/15/2008	70	70
Lehman Brothers Holdings, Inc.
5.670% due 12/31/2049	5	240
MBNA America Bank N.A.
7.125% due 11/15/2012	1,300	1,390
5.949% due 02/01/2027	2,000	1,981
Metropolitan Life Global Funding I
4.625% due 08/19/2010	2,000	1,918
Mizuho Financial Group Cayman Ltd.
5.790% due 04/15/2014	1,500	1,471
Mizuho JGB Investment LLC
9.870% due 12/31/2049	2,900	3,107
Morgan Stanley
4.750% due 04/01/2014	5,000	4,591
National City Bank of Pennsylvania
7.250% due 10/21/2011	853	913
Prudential Financial, Inc.
4.104% due 11/15/2006	1,000	995
Rabobank Capital Funding Trust
5.254% due 12/29/2049	5,000	4,589
5.260% due 12/31/2049	5,000	4,698
RBS Capital Trust I
5.512% due 09/29/2049	19,400	18,116
Resona Bank Ltd.
5.850% due 09/29/2049	6,900	6,431
Royal Bank of Scotland Group PLC
9.118% due 03/31/2049	8,470	9,309
Societe Generale
5.715% due 10/29/2049	1,000	1,000
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049	5,000	4,671
Tiers Trust
8.125% due 09/15/2017	753	970
UFJ Finance Aruba AEC
6.750% due 07/15/2013	24,882	25,958
Washington Mutual, Inc.
5.250% due 09/15/2017	4,550	4,165
Wells Fargo & Co.
5.145% due 01/12/2011	3,300	3,305

		206,761

Industrials 36.3%
Albertson’s, Inc.
8.000% due 05/01/2031	5,000	4,531
Beckman Coulter, Inc.
7.450% due 03/04/2008	325	333
Boston Scientific Corp.
6.000% due 06/15/2011	2,500	2,469
CBS Corp.
5.625% due 08/15/2012	5,000	4,892
Comcast Cable Communications Holdings, Inc.
9.455% due 11/15/2022	350	436
Comcast Corp.
5.300% due 01/15/2014	5,000	4,711
5.900% due 03/15/2016	2,900	2,791
Continental Airlines, Inc.
6.320% due 11/01/2008	15,195	15,161
7.056% due 09/15/2009	5,000	5,105
Cox Communications, Inc.
7.750% due 08/15/2006	700	701
5.450% due 12/14/2007	2,700	2,714
7.750% due 11/01/2010	100	106
7.125% due 10/01/2012	5,100	5,282
Cyprus Amax Minerals Co.
7.375% due 05/15/2007	70	70
DaimlerChrysler N.A. Holding Corp.
4.050% due 06/04/2008	440	426
8.000% due 06/15/2010	270	287
Delta Air Lines, Inc.
7.570% due 05/18/2012	11,150	11,199
Duke Energy Field Services LLC
5.375% due 10/15/2015	2,000	1,882
El Paso Corp.
6.750% due 05/15/2009	6,400	6,352
7.750% due 06/15/2010	18,533	18,904
6.950% due 06/01/2028	8,730	7,835
8.050% due 10/15/2030	11,200	11,284
7.800% due 08/01/2031	63,375	61,870
7.750% due 01/15/2032	30,275	29,632
El Paso Natural Gas Co.
8.375% due 06/15/2032	3,850	4,114
Fund American Cos., Inc.
5.875% due 05/15/2013	2,500	2,402
Harrah’s Operating Co, Inc.
6.500% due 06/01/2016	2,700	2,641
Hewlett-Packard Co.
5.339% due 05/22/2009	1,800	1,802
Hilton Hotels Corp.
7.625% due 05/15/2008	220	226
Historic TW, Inc.
8.110% due 08/15/2006	1,200	1,203
HJ Heinz Co.
6.428% due 12/01/2008	2,150	2,186
Humana, Inc.
6.450% due 06/01/2016	5,000	4,976
Kern River Funding Corp.
4.893% due 04/30/2018	14,276	13,462
Kinder Morgan Energy Partners LP
7.125% due 03/15/2012	5,000	5,183
Mazda Motor Corp.
10.500% due 07/01/2008 (i)	578	577
News America Holdings, Inc.
9.250% due 02/01/2013	4,800	5,565
Norfolk Southern Corp.
7.800% due 05/15/2027	3	4
5.640% due 05/17/2029	77	72
Oracle Corp. & Ozark Holding, Inc.
5.280% due 01/13/2009	850	851
5.000% due 01/15/2011	2,400	2,319
Packaging Corp. of America
4.375% due 08/01/2008	2,800	2,721
Parker Hannifin Employee Stock Ownership Trust
6.340% due 07/15/2008	1,103	1,106
Pemex Project Funding Master Trust
8.500% due 02/15/2008	1,800	1,874
9.375% due 12/02/2008	11,825	12,712
7.875% due 02/01/2009	32,550	33,852
7.375% due 12/15/2014	29,920	30,952
9.250% due 03/30/2018	5,900	6,859
Pioneer Natural Resources Co.
5.875% due 07/15/2016	1,000	916
Plum Creek Timberlands LP
5.875% due 11/15/2015	2,500	2,392
Raytheon Co.
6.150% due 11/01/2008	148	150
Rowan Cos., Inc.
5.880% due 03/15/2012	1,747	1,758
Sonat, Inc.
6.750% due 10/01/2007	3,940	3,940
Systems 2001 Asset Trust LLC
7.156% due 12/15/2011	1,196	1,226
6.664% due 09/15/2013	3,087	3,181
United Airlines, Inc.
8.390% due 01/21/2011 (b)	2,676	388
6.071% due 03/01/2013	2,606	2,601
6.602% due 09/01/2013	3,363	3,377
10.020% due 03/22/2014 (b)	1,000	445
10.850% due 02/19/2015 (b)	1,000	520
10.125% due 03/22/2015 (b)	2,300	1,179
United Technologies Corp.
5.284% due 06/01/2009	1,800	1,800
United Telecom, Inc.
6.890% due 07/01/2008 (i)	1,000	995
Univision Communications, Inc.
7.850% due 07/15/2011	5,517	5,566
USX Corp.
6.850% due 03/01/2008	1,520	1,549
Viacom, Inc.
5.691% due 06/16/2009	3,000	3,001
Waste Management, Inc.
7.000% due 10/15/2006	4,964	4,981
7.375% due 08/01/2010	90	95
XTO Energy, Inc.
4.900% due 02/01/2014	5,000	4,598
Yum! Brands, Inc.
6.250% due 04/15/2016	2,500	2,479

		383,769

Utilities 13.9%
AT&T Corp.
7.300% due 11/15/2011	6,000	6,376
BVPS II Funding Corp.
8.330% due 12/01/2007	1,846	1,851
8.890% due 06/01/2017	1,500	1,688
Carolina Power & Light Co.
6.800% due 08/15/2007	156	158
CenturyTel, Inc.
8.375% due 10/15/2010	2,100	2,258
Cincinnati Gas & Electric
6.900% due 06/01/2025	2,821	2,932
Cingular Wireless LLC
6.500% due 12/15/2011	450	462
Cleveland Electric Illuminating Co.
6.860% due 10/01/2008	4	4
7.430% due 11/01/2009	11,500	12,062
Consumers Energy Co.
5.000% due 02/15/2012	1,900	1,799
5.375% due 04/15/2013	600	577
Deutsche Telekom International Finance BV
8.000% due 06/15/2010	2,500	2,686
Entergy Arkansas, Inc.
5.400% due 05/01/2018	9,384	8,617
Entergy Gulf States, Inc.
3.600% due 06/01/2008	9,400	8,984
Entergy Louisiana LLC
4.670% due 06/01/2010	400	379
Entergy Mississippi, Inc.
4.350% due 04/01/2008	1,600	1,557
FirstEnergy Corp.
6.450% due 11/15/2011	5,000	5,093
Florida Power Corp.
5.570% due 11/14/2008	2,300	2,303
France Telecom S.A.
7.750% due 03/01/2011	4,532	4,873
MidAmerican Energy Holdings Co.
7.520% due 09/15/2008	350	362
6.125% due 04/01/2036	3,000	2,814
New Cingular Wireless Services, Inc.
7.500% due 05/01/2007	1,000	1,014
Niagara Mohawk Power Corp.
7.750% due 10/01/2008	70	73
Ohio Power Co.
6.375% due 07/15/2033	5,500	5,178
PNPP II Funding Corp.
8.510% due 11/30/2006	37	37
9.120% due 05/30/2016	1,523	1,714
Potomac Electric Power
6.250% due 10/15/2007	960	966
PPL Capital Funding Trust I
4.330% due 03/01/2009	3,300	3,165
PPL Energy Supply LLC
6.200% due 05/15/2016	5,000	4,965
Progress Energy, Inc.
7.100% due 03/01/2011	400	418
PSEG Power LLC
3.750% due 04/01/2009	2,500	2,370
8.625% due 04/15/2031	2,000	2,455
Qwest Capital Funding, Inc.
7.250% due 02/15/2011	13,650	13,343
6.500% due 11/15/2018	3,000	2,655
Qwest Corp.
8.875% due 03/15/2012	6,000	6,360
6.875% due 09/15/2033	9,880	8,596
System Energy Resources, Inc.
5.129% due 01/15/2014	2,700	2,601
Telecom Italia Capital S.A.
5.250% due 10/01/2015	9,850	8,931
Telefonica Emisones SAU
5.984% due 06/20/2011	3,500	3,491
TXU Energy Co. LLC
7.000% due 03/15/2013	3,400	3,475
Verizon Communications, Inc.
5.350% due 02/15/2011	5,000	4,875
Vodafone Group PLC
5.560% due 06/29/2007	1,400	1,400
Xcel Energy, Inc.
6.500% due 07/01/2036	1,200	1,181

		147,098

Total Corporate Bonds & Notes (Cost $738,159)		737,628

U.S. GOVERNMENT AGENCIES 0.0%
Government National Mortgage Association
8.500% due 07/15/2030 - 08/15/2030 (d)	159	171

Total U.S. Government Agencies (Cost $164)		171

U.S. TREASURY OBLIGATIONS 0.4%
Treasury Inflation Protected Securities
3.375% due 01/15/2007 (c)(f)	636	638
U.S. Treasury Notes
4.250% due 08/15/2015	1,600	1,497
5.125% due 05/15/2016	1,500	1,499

Total U.S. Treasury Obligations (Cost $3,615)		3,634

MORTGAGE-BACKED SECURITIES 0.2%
Denver Arena Trust
6.940% due 11/15/2019	2,183	2,150

Total Mortgage-Backed Securities (Cost $1,949)		2,150

	Shares
COMMON STOCKS 0.2%
Devon Energy Corp.	33,898	2,048

Total Common Stocks (Cost $862)		2,048

PREFERRED STOCK 3.4%
Goldman Sachs Group, Inc.
5.060% due 12/31/2049	200,000	5,160
HSBC Capital Funding LP
4.610% due 12/13/2049	27,000,000	24,325
UBS Preferred Funding Trust V
6.243% due 05/12/2049	7,000,000	6,909

Total Preferred Stock (Cost $37,670)		36,394

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 24.6%
Commercial Paper 23.8%
Barclays U.S. Funding Corp.
5.055% due 07/18/2006	$3,000	2,994
5.055% due 08/16/2006	29,000	28,821
BNP Paribas Finance
5.270% due 07/03/2006	5,500	5,500
Danske Corp.
4.955% due 07/20/2006	18,400	18,357
5.080% due 08/24/2006	13,600	13,500
Dexia Delaware LLC
5.275% due 07/05/2006	20,100	20,094
5.275% due 07/06/2006	11,500	11,495
Rabobank USA Financial Corp.
5.250% due 07/03/2006	28,900	28,900
Skandinaviska Enskilda Banken
4.960% due 07/20/2006	28,500	28,433
Societe Generale N.A.
5.245% due 08/08/2006	3,400	3,382
5.000% due 08/24/2006	28,900	28,691
TotalFinaElf Capital S.A.
5.270% due 07/03/2006	28,900	28,900
UBS Finance Delaware LLC
5.050% due 07/05/2006	200	200
4.930% due 07/13/2006	28,900	28,861
4.985% due 08/18/2006	1,300	1,292
4.990% due 08/22/2006	500	497
5.095% due 09/22/2006	1,200	1,185

		251,102

Tri-Party Repurchase Agreement 0.5%
State Street Bank
4.900% due 07/03/2006	5,759	5,759
(Dated 06/30/2006. Collateralized by U.S. Treasury Bonds 8.750% due 05/15/2017 valued at $5,875. Repurchase proceeds are $5,761.)

U.S. Treasury Bills 0.3%
4.775% due 08/31/2006-09/14/2006 (d)(e)(f)	3,445	3,409

Total Short-Term Instruments (Cost $260,275)		260,270

Total Investments (a) (Cost $1,042,694)	98.6%	$1,042,295
Written Options (h) (Premiums $482)	(0.0%)	(237)
Other Assets and Liabilities (Net)	1.4%	14,869

Net Assets	100.0%	$1,056,927

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) As of June 30, 2006, portfolio securities with an aggregate market value of $5,074 were valued in good faith and pursuant to guidelines established by the Board of Trustees.

(b) Security is in default.

(c) Principal amount of security is adjusted for inflation.

(d) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(e) Securities with an aggregate market value of $743 have been pledged as collateral for swap and swaption contracts on June 30, 2006.

(f) Securities with an aggregate market value of $1,925 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Eurodollar June Futures	Long	06/2007	1,000	$(1,811)
U.S. Treasury 10-Year Note September Futures	Long	09/2006	265	(97)

				$(1,908)

(g) Swap agreements outstanding on June 30, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized (Depreciation)
Royal Bank of Scotland PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2011	$45,000	$(395)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Sprint Corp. 6.875% due 11/15/2028	Sell	0.316%	06/20/2011	$24,000	$(15)
Bear Stearns & Co., Inc.	Dow Jones CDX N.A. IG3 Index	Buy	(0.250%)	03/20/2007	4,960	(1)
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.350%	06/20/2007	2,000	34
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.650%	06/20/2007	1,600	42
Bear Stearns & Co., Inc.	EnCana Corp. 4.750% due 10/15/2013	Sell	0.530%	09/20/2009	7,000	76
Bear Stearns & Co., Inc.	CenturyTel, Inc. 7.875% due 08/15/2012	Buy	(0.355%)	06/20/2010	2,100	12
BNP Paribas Bank	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.265%	03/20/2011	2,800	3
BNP Paribas Bank	Union Pacific Corp. 6.125% due 01/15/2012	Buy	(0.215%)	06/20/2011	1,900	8
Citibank N.A.	Raytheon Co. 7..200% due 08/15/2027	Buy	(0.090%)	06/20/2009	2,000	3
Citibank N.A.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	7,341	53
Citibank N.A.	Dominion Resources, Inc. 5.200% due 01/15/2016	Sell	0.670%	06/20/2015	3,900	17
Credit Suisse First Boston	EnCana Corp. 4.750% due 10/15/2013	Sell	0.320%	03/20/2010	2,000	8
Credit Suisse First Boston	International Game Technology 0.000% convertible until 01/29/2006	Sell	0.350%	03/20/2010	1,800	7
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.700%	09/20/2006	5,000	4
Goldman Sachs & Co.	ConocoPhillips 4.750% due 10/15/2012	Sell	0.210%	03/20/2010	5,000	2
Goldman Sachs & Co.	Washington Mutual, Inc. 4.000% due 01/15/2009	Buy	(0.385%)	06/20/2016	4,550	34
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.350%	06/20/2007	1,000	17
HSBC Bank USA	Time Warner, Inc. 6.875% due 05/01/2012	Sell	0.570%	09/20/2010	5,000	48
J.P. Morgan Chase & Co.	Altria Group, Inc. 7.000% due 11/04/2013	Sell	0.200%	09/20/2006	3,500	1
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.710%	12/20/2006	25,000	385
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.300%	06/20/2007	10,000	69
J.P. Morgan Chase & Co.	Apache Corp. 6.250% due 04/15/2012	Sell	0.200%	03/20/2010	6,300	(3)
J.P. Morgan Chase & Co.	Halliburton Co. 5.500% due 10/15/2010	Sell	0.290%	03/20/2010	7,000	21
J.P. Morgan Chase & Co.	Occidental Petroleum Corp. 6.750% due 01/15/2012	Sell	0.250%	03/20/2010	7,000	14
J.P. Morgan Chase & Co.	American International Group, Inc. 4.250% due 05/15/2013	Sell	0.350%	06/20/2010	2,000	17
J.P. Morgan Chase & Co.	EnCana Corp. 4.750% due 10/15/2013	Sell	0.330%	09/20/2010	5,000	18
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG3 Index	Buy	(0.250%)	03/20/2007	7,341	(4)
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	4,960	35
Merrill Lynch & Co., Inc.	General Motors Acceptance Corp. 5.125% due 05/09/2008	Sell	2.100%	09/20/2008	25,000	(53)
Merrill Lynch & Co., Inc.	Burlington Resources Finance Co. 6.400% due 08/15/2011	Sell	0.280%	03/20/2010	5,000	9
Merrill Lynch & Co., Inc.	Canadian Natural Resources Ltd. 5.450% due 10/01/2012	Sell	0.320%	03/20/2010	5,000	7
Merrill Lynch & Co., Inc.	XTO Energy, Inc. 6.250% due 04/15/2013	Sell	0.380%	03/20/2010	5,000	6
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%	09/20/2006	5,000	8
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.300%	06/20/2007	10,000	69
Morgan Stanley Dean Witter & Co.	Altria Group, Inc. 7.000% due 11/04/2013	Sell	1.090%	09/20/2010	10,000	228
Morgan Stanley Dean Witter & Co.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.160%	06/20/2011	10,000	(17)
Morgan Stanley Dean Witter & Co.	Viacom, Inc. 6.250% due 04/30/2016	Sell	0.510%	06/20/2011	8,000	8
Morgan Stanley Dean Witter & Co.	Walt Disney Co. 6.375% due 03/01/2012	Buy	(0.180%)	06/20/2011	1,300	1
UBS Warburg LLC	Time Warner, Inc. 6.875% due 05/01/2012	Sell	0.290%	06/20/2009	11,000	31
UBS Warburg LLC	Canadian Natural Resources Ltd. 5.450% due 10/01/2012	Sell	0.420%	09/20/2010	5,000	22
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.760%	09/20/2010	1,600	(49)
Wachovia Bank N.A.	Ohio Edison Co. 5.450% due 05/01/2015	Sell	0.470%	03/20/2010	10,000	57
Wachovia Bank N.A.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.160%	06/20/2011	10,000	(17)

						$1,215

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

(h) Written options outstanding on June 30, 2006:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$108.000	08/25/2006	729	$123	$23
Call - CBOT U.S. Treasury 10-Year Note September Futures	107.000	08/25/2006	795	171	75
Put - CBOT U.S. Treasury 10-Year Note September Futures	103.000	08/25/2006	729	66	102
Put - CBOT U.S. Treasury 10-Year Note September Futures	102.000	08/25/2006	795	122	37

				$482	$237

(i) Restricted security as of June 30, 2006:

Issuer Description	Coupon Rate	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as a Percentage of Net Assets
Mazda Manufacturing Corp.	10.500%	07/01/2008	03/31/1992	$611	$577	0.05%
United Telecom, Inc.	6.890%	07/01/2008	06/25/2003	1,051	995	0.09

				$1,662	$1,572	0.14%

See accompanying notes

Schedule of Investments

Mortgage Portfolio

June 30, 2006 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 0.0%
Delta Air Lines, Inc.
7.379% due 11/18/2011	$939	$940

Total Corporate Bonds & Notes (Cost $939)		940

MUNICIPAL BONDS & NOTES 0.0%
Ennis, Texas Economic Development Corporations Revenue Bonds, (FGIC Insured), Series 1999
0.000% due 08/01/2034	7,990	1,345

Total Municipal Bonds & Notes (Cost $899)		1,345

U.S. GOVERNMENT AGENCIES 105.8%
Fannie Mae
0.000% due 06/25/2008 - 08/25/2022 (b)(e)	166	152
2.996% due 08/01/2008	16,472	16,332
3.730% due 10/01/2016	93	90
4.000% due 02/25/2009	13	12
4.125% due 06/01/2017	61	61
4.195% due 02/01/2015	95	95
4.250% due 07/01/2017	5	5
4.345% due 04/01/2019	118	118
4.444% due 05/01/2019	359	358
4.500% due 09/01/2020 - 09/01/2035 (e)	130,044	122,953
4.507% due 11/01/2017	14	14
4.536% due 03/01/2018	18	18
4.597% due 05/01/2019	23	23
4.669% due 02/01/2035	4,967	4,822
4.684% due 07/01/2035	1,968	1,920
4.706% due 09/01/2017	428	424
4.730% due 03/01/2035	2,174	2,126
4.850% due 03/01/2017 - 02/01/2018 (e)	27	27
4.854% due 12/01/2017 - 03/01/2028 (e)	532	529
4.856% due 08/01/2026	61	61
4.858% due 01/01/2028	31	31
4.870% due 07/01/2017 - 11/01/2017 (e)	17	17
4.874% due 10/01/2016 - 10/01/2031 (e)	750	750
4.875% due 05/01/2019 - 08/01/2024 (e)	22	22
4.879% due 08/01/2029	140	140
4.881% due 02/01/2026	87	87
4.883% due 05/01/2036	6,672	6,681
4.900% due 06/01/2029	34	34
4.926% due 05/01/2036	200	200
4.952% due 01/01/2029	68	68
4.982% due 05/01/2036	45	45
4.996% due 01/01/2024	17	17
5.000% due 06/01/2013 - 07/13/2036 (e)	3,451,286	3,310,012
5.021% due 07/01/2024	25	25
5.055% due 04/01/2020	124	125
5.125% due 12/01/2021 - 08/01/2023 (e)	69	69
5.168% due 02/01/2032	4,045	4,008
5.172% due 06/01/2029	139	141
5.210% due 08/01/2042	5,321	5,352
5.211% due 08/01/2042 - 10/01/2044 (e)	24,193	24,249
5.345% due 02/01/2030	1,011	1,009
5.402% due 07/25/2035	29,067	29,096
5.411% due 09/01/2040 - 12/01/2040 (e)	795	801
5.432% due 07/25/2032	497	497
5.462% due 04/25/2035	10,735	10,753
5.500% due 05/01/2009 - 07/13/2036 (e)(f)	5,110,299	4,920,658
5.503% due 04/01/2032	50	50
5.510% due 02/01/2025	146	150
5.523% due 06/01/2019	13	13
5.527% due 09/01/2030	28	28
5.533% due 09/01/2020	25	25
5.567% due 07/01/2032	83	84
5.630% due 06/01/2023	61	62
5.652% due 04/18/2028	135	136
5.678% due 09/01/2028	23	24
5.682% due 02/25/2033	407	407
5.702% due 10/18/2030	168	169
5.722% due 06/25/2029 - 06/25/2032 (e)	3,161	3,167
5.750% due 07/01/2029	6	6
5.772% due 12/25/2029	1	1
5.781% due 09/18/2027	469	473
5.800% due 11/01/2011	1,888	1,893
5.805% due 11/01/2024	6	6
5.819% due 12/01/2031	55	56
5.822% due 06/25/2030 - 07/25/2034 (e)	13,955	13,991
5.855% due 04/01/2030	9	9
5.875% due 06/01/2017	7	7
5.950% due 11/01/2026 - 02/25/2044 (e)	255	256
5.956% due 02/01/2027	213	215
5.972% due 09/25/2023	229	232
5.986% due 07/01/2024 - 11/01/2031 (e)	186	187
5.994% due 06/25/2022	2	2
6.000% due 12/01/2018 - 08/14/2036 (e)	1,345,050	1,325,044
6.064% due 05/01/2027	341	347
6.094% due 11/01/2025	198	200
6.114% due 11/01/2031	82	83
6.157% due 01/01/2027	166	167
6.235% due 12/01/2029	5	5
6.239% due 05/01/2026	66	67
6.244% due 04/25/2021	4	4
6.250% due 12/25/2013	1,208	1,218
6.262% due 02/01/2009 - 03/01/2025 (e)	15,520	15,513
6.265% due 02/01/2026	28	29
6.270% due 09/25/2007	2,477	2,477
6.273% due 08/01/2029	23	23
6.280% due 12/01/2026	19	19
6.290% due 02/25/2029	1,500	1,534
6.298% due 11/01/2025	277	280
6.300% due 06/25/2031 - 10/17/2038 (e)	5,097	5,181
6.350% due 06/25/2020	5,705	5,823
6.360% due 05/01/2029	153	156
6.370% due 02/25/2013	4,855	4,881
6.388% due 10/01/2028	109	110
6.390% due 05/25/2036	2,725	2,769
6.410% due 08/01/2016	989	1,023
6.444% due 05/25/2023	144	148
6.450% due 05/01/2008 - 09/01/2016 (e)	6,308	6,458
6.500% due 09/25/2008 - 06/17/2038 (e)	100,598	101,373
6.532% due 04/01/2022	77	79
6.565% due 03/01/2024 - 04/01/2024 (e)	46	46
6.592% due 04/01/2030	64	64
6.625% due 12/01/2023	119	122
6.650% due 08/25/2007	153	153
6.651% due 04/01/2030	274	278
6.703% due 08/01/2028	1,448	1,508
6.705% due 09/01/2023	182	186
6.825% due 08/01/2009	4,472	4,571
6.850% due 12/18/2027	2,712	2,767
6.875% due 02/01/2018	180	181
6.900% due 09/01/2009	1,567	1,606
6.931% due 08/01/2030	66	66
7.000% due 04/25/2008 - 09/01/2032 (e)	6,757	6,743
7.033% due 01/01/2030	281	278
7.085% due 05/01/2028	15	15
7.095% due 02/01/2024	136	139
7.250% due 02/01/2009 - 10/01/2011 (e)	16	16
7.262% due 03/01/2030	585	580
7.270% due 06/01/2007	165	166
7.491% due 08/01/2014	9	9
7.500% due 12/01/2012 - 01/01/2032 (e)	6,194	6,443
7.730% due 08/01/2021 - 05/01/2030 (e)	3,197	3,481
7.750% due 02/01/2008	3	3
7.800% due 10/25/2022 - 06/25/2026 (e)	469	485
8.000% due 02/01/2007 - 08/01/2030 (e)	40	42
8.200% due 04/25/2025	1,510	1,559
8.500% due 04/01/2008 - 11/01/2017 (e)	364	381
8.750% due 11/25/2019	64	68
9.000% due 03/01/2010 - 06/01/2027 (e)	592	570
9.017% due 06/25/2032	595	622
9.500% due 11/01/2010 - 04/01/2025 (e)	965	1,050
10.000% due 09/25/2019 - 04/01/2020 (e)	47	58
15.500% due 10/01/2012	2	3
15.750% due 12/01/2011	1	1
839.670% due 08/25/2020 (c)	0	3
Federal Home Loan Bank
0.000% due 02/27/2012	1,900	1,658
Federal Housing Administration
6.875% due 12/01/2016	316	314
6.896% due 07/01/2020	462	460
7.400% due 02/01/2021	716	717
7.430% due 07/01/2018 - 07/01/2024 (e)	8,324	8,384
7.450% due 05/01/2021	118	119
7.500% due 12/01/2030	1,284	1,289
Freddie Mac
0.000% due 01/15/2009 (b)	65	61
1.487% due 12/15/2023 (c)	197	3
3.500% due 12/15/2022 - 07/15/2032 (e)	326	303
4.360% due 03/01/2033	307	303
4.375% due 07/01/2018	59	59
4.500% due 04/01/2020	72	68
4.619% due 07/01/2030	470	468
4.625% due 12/01/2018	4	4
4.874% due 05/01/2017 - 09/01/2018 (e)	462	460
4.950% due 07/01/2019	17	16
5.000% due 06/15/2013 - 07/13/2036 (e)	1,309,996	1,227,020
5.012% due 08/15/2032	2,379	2,379
5.104% due 08/01/2018	123	122
5.125% due 09/01/2018 - 04/01/2019 (e)	44	44
5.375% due 07/01/2019	75	75
5.399% due 03/15/2031	809	809
5.411% due 07/25/2044	67,274	67,078
5.472% due 12/25/2032	23	23
5.490% due 07/01/2019	246	246
5.500% due 11/01/2028 - 06/01/2035 (e)	176,881	170,424
5.534% due 08/01/2031	75	77
5.537% due 10/01/2018	24	25
5.549% due 12/15/2029	368	370
5.563% due 07/25/2031	41	41
5.572% due 05/25/2031	660	661
5.575% due 05/01/2019	18	18
5.585% due 04/01/2025	42	43
5.602% due 09/25/2031	91	91
5.603% due 08/01/2029	217	221
5.622% due 11/01/2031	18	18
5.649% due 11/15/2030 - 12/15/2031 (e)	272	273
5.699% due 02/15/2028 - 03/15/2032 (e)	335	337
5.700% due 03/15/2024 - 09/15/2026 (e)	775	778
5.736% due 03/01/2032	244	243
5.749% due 03/15/2032	13	13
5.750% due 05/15/2023	4	4
5.875% due 01/01/2017 - 03/01/2017 (e)	41	41
5.892% due 08/01/2031	9	9
5.923% due 02/01/2027	533	542
5.925% due 09/01/2026	561	568
5.948% due 10/01/2024	189	192
5.950% due 09/01/2027	28	28
5.955% due 10/01/2023	151	154
5.958% due 10/01/2027	72	73
5.960% due 11/01/2027	473	482
5.968% due 03/01/2029	225	226
5.991% due 11/01/2028	68	69
5.993% due 01/01/2028	206	211
6.000% due 04/01/2007 - 07/13/2036 (e)	292,845	288,414
6.019% due 05/01/2032	2,352	2,418
6.092% due 06/01/2022	68	69
6.103% due 02/01/2029	658	672
6.108% due 07/01/2030	5	5
6.110% due 06/01/2024	70	72
6.120% due 12/01/2026	44	45
6.123% due 10/01/2023	2,109	2,129
6.126% due 05/01/2032	3,174	3,227
6.149% due 04/15/2031	13,713	14,054
6.203% due 05/01/2032	426	436
6.250% due 12/15/2028	2,582	2,582
6.255% due 12/01/2029	886	908
6.257% due 11/01/2027	50	51
6.271% due 11/01/2027	222	226
6.291% due 08/01/2027	41	42
6.296% due 03/01/2027	67	68
6.317% due 07/01/2028	1,593	1,616
6.324% due 09/01/2028	83	84
6.335% due 11/01/2029	3,719	3,809
6.399% due 07/15/2027	3,933	4,064
6.413% due 07/01/2027	216	219
6.442% due 02/01/2031	40	41
6.445% due 04/01/2030	26	26
6.497% due 08/01/2030	41	42
6.498% due 10/01/2024	130	132
6.500% due 08/15/2008 - 02/15/2032 (e)	21,821	21,859
6.517% due 04/01/2031	16	16
6.566% due 09/01/2027	97	98
6.571% due 07/01/2029	239	243
6.625% due 04/01/2018 - 05/01/2023 (e)	61	61
6.657% due 01/01/2029	14	14
6.720% due 09/01/2024	52	53
6.750% due 01/25/2013	2,796	2,858
6.757% due 06/01/2022	12	12
7.000% due 01/15/2008 - 12/01/2032 (e)	2,842	2,804
7.100% due 05/01/2032	97	97
7.500% due 01/01/2008 - 06/01/2031 (e)	2,523	2,538
7.645% due 05/01/2025	1,354	1,458
8.000% due 05/01/2008 - 09/01/2030 (e)	181	190
8.250% due 06/01/2008 - 12/01/2008 (e)	16	16
8.425% due 04/25/2030	1,488	1,480
8.500% due 07/01/2008 - 08/01/2027 (e)	569	578
9.000% due 12/15/2020 - 02/15/2021 (e)	724	724
9.050% due 06/15/2019	122	122
9.500% due 12/15/2020 - 06/01/2021 (e)	527	531
10.750% due 09/01/2009 - 05/01/2010 (e)	2	2
Government National Mortgage Association
3.000% due 11/20/2028	190	189
3.250% due 07/16/2026	3,217	3,113
3.500% due 08/20/2028	75	75
4.000% due 07/16/2026 - 10/20/2028 (e)	3,350	3,275
4.125% due 12/20/2027 - 12/20/2029 (e)	733	738
4.375% due 04/20/2017 - 05/20/2032 (e)	48,665	48,791
4.500% due 08/20/2027 - 08/20/2033 (e)	84,307	84,199
4.750% due 08/20/2017 - 02/20/2032 (e)	4,658	4,660
4.875% due 04/20/2019 - 11/20/2031 (e)	6,376	6,367
5.000% due 02/20/2032 - 12/20/2032 (e)	34,055	33,911
5.125% due 10/20/2018 - 01/20/2030 (e)	11,010	11,070
5.250% due 01/20/2028 - 03/20/2030 (e)	1,829	1,826
5.375% due 03/20/2021 - 03/20/2028 (e)	5,750	5,771
5.408% due 02/16/2032	307	308
5.500% due 11/15/2028 - 07/20/2036 (e)	840,151	814,862
5.508% due 01/16/2031	51	52
5.608% due 06/16/2031	895	902
5.617% due 06/20/2032	713	717
5.625% due 11/20/2020	6	6
5.658% due 10/16/2030	131	132
5.708% due 02/16/2030	1,272	1,285
5.758% due 12/16/2025	1,057	1,069
5.808% due 02/16/2030	160	162
5.858% due 02/16/2030	155	157
6.000% due 12/15/2008 - 08/21/2036 (e)	517,612	513,519
6.217% due 03/20/2031	7,704	7,843
6.250% due 03/16/2029	5,000	5,046
6.267% due 02/20/2031	4,458	4,575
6.500% due 05/15/2009 - 06/01/2032 (e)	6,156	6,231
6.892% due 03/16/2041	4,560	4,943
7.000% due 09/15/2012 - 02/16/2029 (e)	2,343	2,412
7.270% due 12/15/2040	1,752	1,800
7.500% due 12/15/2022 - 11/15/2031 (e)	3,316	3,432
7.750% due 10/15/2025	21	23
8.000% due 08/15/2006 - 09/20/2031 (e)	6,473	6,852
8.500% due 06/15/2017 - 03/20/2031 (e)	1,538	1,651
9.000% due 09/15/2006 - 08/20/2030 (e)	199	214
9.500% due 12/15/2021	86	95
Small Business Administration
6.344% due 08/01/2011	677	690
6.640% due 02/10/2011	846	868
7.190% due 12/01/2019	504	527
7.220% due 11/01/2020	1,456	1,531
7.449% due 08/01/2010	824	860
8.017% due 02/10/2010	101	106

Total U.S. Government Agencies (Cost $13,672,261)		13,432,724

U.S. TREASURY OBLIGATIONS 0.0%
U.S. Treasury Note
4.125% due 05/15/2015	6,250	5,805

Total U.S. Treasury Obligations (Cost $5,768)		5,805

MORTGAGE-BACKED SECURITIES 6.2%
American Home Mortgage Investment Trust
4.290% due 10/25/2034	13,741	13,367
4.440% due 02/25/2045	6,674	6,468
American Southwest Financial Securities Corp.
7.248% due 11/25/2038	633	639
Asset Securitization Corp.
6.920% due 02/14/2029	138	138
Banc of America Mortgage Securities
6.500% due 10/25/2019	414	416
6.658% due 05/20/2032	1,231	1,234
6.629% due 07/25/2032	138	140
5.403% due 10/20/2032	1,149	1,147
4.250% due 04/25/2034	390	384
Banc of America Structural Security Trust
5.670% due 10/11/2033	500	505
Bear Stearns Adjustable Rate Mortgage Trust
5.546% due 11/25/2030	41	41
5.330% due 02/25/2033	120	120
Bear Stearns Alt-A Trust
5.406% due 05/25/2035	2,263	2,237
Bear Stearns Commercial Mortgage Securities, Inc.
5.060% due 11/15/2016	95	94
7.000% due 05/20/2030	2,040	2,180
5.910% due 02/14/2031	61	62
Bear Stearns Mortgage Securities, Inc.
5.299% due 06/25/2030	199	204
CC Mortgage Funding Corp.
5.317% due 01/25/2035	2,444	2,435
Citicorp Mortgage Securities, Inc.
5.375% due 12/01/2019	30	30
6.500% due 02/25/2024	979	979
CMC Securities Corp.
7.250% due 11/25/2027	3	3
Collateralized Mortgage Obligation Trust
0.000% due 09/23/2017 (b)	7	6
Commercial Mortgage Pass-Through Certificates
5.379% due 03/15/2020	20,800	20,816
Countrywide Alternative Loan Trust
6.000% due 10/25/2032	721	701
5.722% due 02/25/2033	107	107
5.000% due 06/25/2033	3,659	3,618
5.532% due 05/25/2035	7,228	7,233
5.542% due 05/25/2035	1,360	1,363
5.572% due 05/25/2035	1,952	1,952
Countrywide Home Loan Mortgage Pass-Through Trust
5.775% due 07/19/2031	25	25
5.717% due 08/25/2033	155	158
5.592% due 04/25/2034	530	530
5.602% due 08/25/2034	398	399
5.912% due 08/25/2034	10,154	10,218
5.652% due 02/25/2035	4,082	4,100
5.632% due 03/25/2035	16,616	16,700
5.642% due 03/25/2035	57,972	58,259
5.612% due 04/25/2035	3,447	3,459
CS First Boston Mortgage Securities Corp.
4.832% due 02/15/2015	3,000	2,788
6.056% due 06/25/2032	49	48
5.872% due 08/25/2033	444	444
7.290% due 09/15/2041	64	67
Denver Arena Trust
6.940% due 11/15/2019	10,938	10,775
DLJ Commercial Mortgage Corp.
6.410% due 02/18/2031	1,600	1,613
7.340% due 10/10/2032	5,750	6,021
DLJ Mortgage Acceptance Corp.
6.657% due 11/25/2023	18	18
Fairfax Funding Trust
6.483% due 04/02/2013	250	254
FFCA Secured Lending Corp.
8.180% due 07/18/2019	2,000	1,001
8.970% due 02/18/2020	4,000	603
Fifth Third Mortgage Loan Trust
6.135% due 11/19/2032	567	563
First Horizon Asset Securities, Inc.
4.222% due 09/25/2033	155	155
First Nationwide Trust
6.750% due 08/21/2031	1,693	1,692
First Republic Mortgage Loan Trust
5.549% due 11/15/2031	12,286	12,362
6.059% due 11/15/2031	2,926	3,160
5.499% due 08/15/2032	39,446	39,499
GGP Mall Properties Trust
5.007% due 11/15/2011	3,912	3,906
GMAC Commercial Mortgage Securities, Inc.
7.151% due 12/15/2016	3,591	3,624
6.420% due 05/15/2035	683	691
GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034	10,488	10,324
Government Lease Trust
6.390% due 05/18/2007	1,949	1,951
Greenpoint Mortgage Funding Trust
5.038% due 05/25/2045	5,686	5,706
5.048% due 06/25/2045	19,940	19,947
GS Mortgage Securities Corp.
6.044% due 08/15/2018	9,385	9,496
GSRPM Mortgage Loan Trust
5.722% due 11/25/2031	7,357	7,372
Harborview Mortgage Loan Trust
5.472% due 05/19/2035	17,190	17,228
5.442% due 04/19/2046	21,088	21,102
Homeside Mortgage Securities Trust
5.270% due 01/20/2027	38	37
Impac CMB Trust
5.578% due 03/25/2033	5,125	5,130
5.128% due 01/25/2034	4,021	4,023
Impac Secured Assets CMN Owner Trust
6.500% due 04/25/2032	363	362
Indymac ARM Trust
6.701% due 01/25/2032	56	55
Indymac Index Mortgage Loan Trust
4.070% due 03/25/2035	13,283	13,326
5.172% due 06/25/2046	27,511	27,580
Kidder Peabody Mortgage Assets Trust
9.500% due 04/22/2018 (c)	102	22
LB Commercial Conduit Mortgage Trust
6.480% due 01/18/2008	130	131
LB Mortgage Trust
8.407% due 01/20/2017	4,731	5,140
LB-UBS Commercial Mortgage Trust
5.401% due 03/15/2026	44	44
6.133% due 12/15/2030	470	478
Lehman XS Trust
5.090% due 05/25/2046	3,224	3,219
MASTR Asset Securitization Trust
5.500% due 09/25/2033	7,645	7,313
Mellon Residential Funding Corp.
5.639% due 12/15/2030	5,286	5,307
5.549% due 11/15/2031	5,653	5,663
6.079% due 11/15/2031	555	559
Merrill Lynch Mortgage Investors, Inc.
0.809% due 04/25/2028 (c)	2,263	93
Merrill Lynch Mortgage Trust
1.916% due 07/12/2034 (c)	75,910	2,761
MLCC Mortgage Investors, Inc.
5.579% due 03/15/2025	687	690
3.761% due 01/25/2029	4,000	3,995
Morgan Stanley Dean Witter Capital I, Inc.
7.500% due 07/15/2010	4,703	4,742
Mortgage Capital Funding, Inc.
6.663% due 03/18/2030	3,280	3,308
Nationslink Funding Corp.
5.520% due 11/10/2030	657	659
6.654% due 11/10/2030	2,210	2,209
Nomura Asset Acceptance Corp.
7.000% due 02/19/2030	474	484
Ocwen Residential MBS Corp.
6.842% due 06/25/2039	914	720
Prime Mortgage Trust
5.000% due 02/25/2034	46	45
Residential Funding Securities Corp.
4.881% due 11/25/2042	885	885
Salomon Brothers Mortgage Securities
4.084% due 11/25/2022	13	13
Sequoia Mortgage Trust
5.602% due 10/19/2026	307	307
5.647% due 10/20/2027	10,085	10,103
5.607% due 06/20/2032	445	446
5.567% due 08/20/2032	1,181	1,183
5.617% due 07/20/2033	7,501	7,538
4.063% due 04/20/2035	9,822	9,484
SLH Mortgage Trust
9.600% due 03/25/2021	21	21
Starwood Commercial Mortgage Trust
6.920% due 02/03/2009	1,000	1,032
Structured Adjustable Rate Mortgage Loan Trust
5.308% due 06/25/2034	4,088	4,108
Structured Asset Mortgage Investments, Inc.
4.077% due 05/25/2022	3,121	3,012
6.072% due 05/02/2030	348	347
5.582% due 09/19/2032	17,330	17,362
5.602% due 03/19/2033	5,007	5,017
5.048% due 06/19/2035	6,948	6,971
5.220% due 09/25/2035	4,996	5,003
5.500% due 11/25/2035	29,367	29,432
5.030% due 04/25/2036	60,155	60,219
Structured Asset Securities Corp.
6.250% due 01/25/2032	1,757	1,752
6.127% due 02/25/2032	9	9
6.150% due 07/25/2032	21	22
6.118% due 08/25/2032	186	186
6.375% due 08/25/2032	1,191	1,197
4.510% due 01/25/2034	10,161	10,049
5.000% due 05/25/2035	29,551	27,436
Structured Mortgage Asset Residential Trust
8.000% due 10/25/2007	29	29
Vendee Mortgage Trust
6.500% due 03/15/2029	3,225	3,261
Washington Mutual MSC Mortgage Pass-Through Certificates
4.397% due 11/25/2030	2,140	2,132
6.500% due 10/25/2032	8,958	8,734
Washington Mutual, Inc.
5.088% due 12/25/2027	5,452	5,452
5.131% due 10/25/2032	71	71
5.500% due 07/25/2034	2,024	2,032
5.370% due 11/25/2034	12,880	12,937
5.411% due 06/25/2042	3,469	3,476
5.287% due 08/25/2042	8,052	8,049
5.128% due 12/25/2044	20,399	20,509
5.008% due 04/25/2045	4,126	4,129
5.218% due 07/25/2045	7,048	7,070
5.371% due 10/25/2045	24,598	24,757
5.219% due 11/25/2045	2,629	2,638
5.259% due 07/25/2046	19,452	19,434
Wells Fargo Mortgage-Backed Securities Trust
3.990% due 01/25/2035	12,171	11,807

Total Mortgage-Backed Securities (Cost $786,999)		782,623

ASSET-BACKED SECURITIES 7.2%
AAA Trust
5.422% due 11/26/2035	6,668	6,678
Aames Mortgage Investment Trust
5.722% due 10/25/2035	4,000	4,011
ABFS Mortgage Loan Trust
6.285% due 06/15/2033	2,000	1,996
Accredited Mortgage Loan Trust
5.390% due 09/25/2036	10,700	10,698
ACE Securities Corp.
6.022% due 08/25/2030	126	126
5.442% due 02/25/2035	6,813	6,818
5.522% due 06/25/2035	6,782	6,787
5.452% due 05/25/2036	10,000	10,008
Advanta Mortgage Loan Trust
5.697% due 11/25/2029	112	112
Aegis Asset-Backed Securities Trust
5.722% due 05/25/2033	2,352	2,363
5.680% due 10/25/2034	5,270	5,276
5.432% due 10/25/2035	1,451	1,452
AFC Home Equity Loan Trust
5.732% due 06/24/2029	1,085	1,091
5.872% due 09/25/2029	54	54
Ameriquest Mortgage Securities, Inc.
5.462% due 07/25/2035	3,535	3,537
Amortizing Residential Collateral Trust
5.168% due 10/25/2031	747	749
5.088% due 06/25/2032	132	133
5.108% due 07/25/2032	736	736
Amresco Residential Securities Mortgage Loan Trust
5.877% due 06/25/2027	1,614	1,616
5.817% due 06/25/2028	320	320
5.952% due 09/25/2028	2,353	2,355
6.262% due 06/25/2029	555	556
Argent Securities, Inc.
5.462% due 12/25/2035	10,964	10,973
5.382% due 05/25/2036	4,275	4,275
Asset-Backed Funding Certificates
6.002% due 07/25/2033	1,959	1,962
5.432% due 08/25/2035	5,237	5,240
5.412% due 09/25/2035	3,166	3,168
Asset-Backed Securities Corp. Home Equity
5.719% due 06/15/2031	332	334
5.432% due 11/25/2035	6,455	6,460
5.382% due 05/25/2036	31,853	31,853
5.410% due 06/25/2036	3,000	3,001
Bayview Financial Acquisition Trust
5.691% due 04/28/2045	17,930	17,972
Bear Stearns Asset-Backed Securities, Inc.
5.532% due 07/25/2031	319	319
5.922% due 10/25/2032	956	959
5.972% due 02/25/2034	2,500	2,505
5.522% due 09/25/2034	3,014	3,018
5.612% due 10/25/2034	1,649	1,651
6.072% due 11/25/2042	2,406	2,435
5.492% due 12/25/2042	1,122	1,122
5.522% due 06/15/2043	190	190
Carrington Mortgage Loan Trust
5.362% due 09/25/2008	11,419	11,426
5.452% due 01/25/2035	22	22
5.402% due 06/25/2035	546	546
5.402% due 01/25/2036	12,856	12,866
CDC Mortgage Capital Trust
5.518% due 08/25/2032	4,029	4,033
Centex Home Equity
5.622% due 01/25/2032	336	336
6.172% due 01/25/2032	2,025	2,027
5.392% due 03/25/2035	1,370	1,370
5.472% due 06/25/2035	8,000	8,008
Charming Shoppes Master Trust
5.529% due 05/15/2014	6,000	6,013
Chase Credit Card Master Trust
5.589% due 06/15/2009	2,000	2,004
Chase Funding Mortgage Loan Asset-Backed Certificates
5.642% due 08/25/2032	1,783	1,784
5.652% due 11/25/2032	2,275	2,281
CIT Group Home Equity Loan Trust
5.468% due 12/25/2031	1,753	1,760
5.371% due 03/25/2033	979	982
5.592% due 06/25/2033	4,675	4,689
Citigroup Mortgage Loan Trust, Inc.
5.432% due 09/25/2035	4,895	4,898
Community Program Loan Trust
4.500% due 10/01/2018	1,118	1,092
Conseco Finance
5.569% due 12/15/2029	77	77
5.949% due 03/15/2030	6,135	6,151
5.899% due 07/15/2031	4,929	4,941
6.699% due 08/15/2033	2,050	2,072
Conseco Finance Securitizations Corp.
8.200% due 02/01/2032	40,000	32,560
8.400% due 02/01/2032	4,272	771
7.970% due 05/01/2032	15,700	12,459
Countrywide Asset-Backed Certificates
5.772% due 06/25/2033	1,303	1,311
5.402% due 06/25/2035	6,078	6,082
5.472% due 06/25/2035	2,418	2,419
5.181% due 08/25/2035	6,436	6,440
5.512% due 08/25/2035	5,900	5,906
5.402% due 10/25/2035	1,696	1,697
5.532% due 10/25/2035	1,000	1,002
4.938% due 11/25/2035	476	477
4.888% due 02/25/2036	4,714	4,718
5.371% due 07/25/2036	18,600	18,623
Credit-Based Asset Servicing & Securitization
5.448% due 06/25/2032	2,057	2,062
5.158% due 12/15/2039	1,973	1,975
CS First Boston Mortgage Securities Corp.
6.002% due 05/25/2044	6,836	6,847
Delta Funding Home Equity Loan Trust
5.609% due 09/15/2029	30	30
Embarcadero Aircraft Securitization Trust
2.440% due 08/15/2025 (d)	9,100	137
EMC Mortgage Loan Trust
5.692% due 05/25/2040	1,804	1,810
Equifirst Mortgage Loan Trust
5.563% due 02/25/2034	1,318	1,321
Equity One ABS, Inc.
7.600% due 02/25/2032	2,765	2,756
FBR Securitization Trust
5.462% due 09/25/2035	3,190	3,192
5.502% due 09/25/2035	5,000	5,005
5.442% due 10/25/2035	2,137	2,138
First Franklin Mortgage Loan Asset-Backed Certificates
5.702% due 10/25/2034	29,668	29,799
First International Bank N.A.
5.779% due 04/15/2026	533	267
5.749% due 03/15/2027	6,040	4,201
First NLC Trust
5.432% due 12/25/2035	1,031	1,031
First North American National Bank
5.519% due 07/17/2011	15,000	15,050
First Plus Home Loan Trust
7.670% due 05/10/2024	3,334	3,441
Fremont Home Loan Trust
5.552% due 11/25/2034	461	461
GMAC Mortgage Corp. Loan Trust
5.563% due 01/25/2029	3,344	3,351
Green Tree Financial Corp.
6.240% due 11/01/2016	5,559	5,392
8.000% due 07/15/2018	1,950	1,880
9.100% due 04/15/2020	3,278	3,448
7.400% due 06/15/2027	4,757	4,868
8.050% due 10/15/2027	687	714
7.550% due 01/15/2029	510	525
7.060% due 02/01/2031	7,000	5,619
GSAMP Trust
4.938% due 12/25/2035	3,895	3,896
5.342% due 06/25/2036	44,090	44,118
GSRPM Mortgage Loan Trust
5.198% due 09/25/2042	4,633	4,661
HFC Home Equity Loan Asset-Backed Certificates
5.617% due 09/20/2033	3,637	3,651
Home Equity Asset Trust
4.908% due 08/25/2035	3,786	3,788
4.908% due 10/25/2035	7,650	7,656
4.978% due 05/25/2036	8,000	8,005
Home Equity Mortgage Trust
5.442% due 07/25/2035	228	228
IMC Home Equity Loan Trust
7.520% due 08/20/2028	101	101
6.880% due 11/20/2028	766	765
Indymac Residential Asset-Backed Trust
4.908% due 03/25/2036	7,602	7,608
Irwin Home Equity
5.718% due 02/25/2029	2,603	2,620
JP Morgan Mortgage Acquisition Corp.
4.898% due 01/25/2026	8,256	8,263
4.938% due 09/25/2035	2,123	2,124
Keycorp Student Loan Trust
5.608% due 08/27/2025	961	965
Long Beach Mortgage Loan Trust
5.768% due 03/25/2032	7,657	7,779
5.118% due 02/25/2034	55	55
5.171% due 01/25/2036	17,839	17,854
4.898% due 02/25/2036	7,721	7,727
4.889% due 04/25/2036	8,670	8,670
5.190% due 06/25/2036	29,081	29,045
MASTR Asset-Backed Securities Trust
4.928% due 11/25/2035	5,137	5,142
Mellon Residential Funding Corp.
6.615% due 02/25/2021	16,744	16,697
Mesa Trust Asset-Backed Certificates
5.218% due 12/25/2031	2,382	2,392
Mid-State Trust
8.330% due 04/01/2030	16,058	16,668
7.340% due 07/01/2035	1,299	1,351
7.400% due 07/01/2035	56	57
7.790% due 07/01/2035	74	75
6.340% due 10/15/2036	2,160	2,132
7.791% due 03/15/2038	2,819	2,979
Morgan Stanley ABS Capital I, Inc.
5.121% due 04/25/2036	4,117	4,117
5.132% due 06/25/2036	13,700	13,698
Morgan Stanley Asset-Backed Capital
4.908% due 03/25/2035	541	542
Morgan Stanley Capital I, Inc.
4.703% due 02/25/2036	13,079	13,079
Morgan Stanley Dean Witter Capital I, Inc.
5.148% due 07/25/2032	16	16
Morgan Stanley Home Equity Loans
4.928% due 08/25/2035	3,785	3,788
Nelnet Student Loan Trust
5.190% due 07/25/2016	2,400	2,405
New Century Home Equity Loan Trust
5.158% due 02/25/2035	778	779
4.928% due 03/25/2035	264	264
4.908% due 07/25/2035	2,654	2,656
Nextcard Credit Card Master Note Trust
6.399% due 12/15/2006	3,519	2,096
Novastar Home Equity Loan
5.093% due 04/25/2028	470	470
5.078% due 09/25/2031	491	491
NPF XII, Inc.
2.232% due 10/01/2003 (d)	49,000	2,940
2.200% due 12/01/2003 (d)	13,800	828
2.462% due 11/01/2024 (d)	3,000	180
Oakwood Mortgage Investors, Inc.
5.574% due 03/15/2018	1,746	1,520
7.500% due 01/15/2021	2,341	2,359
Ocwen Mortgage Loan Asset-Backed Certificates
5.620% due 10/25/2029	25	25
Option One Mortgage Loan Trust
5.578% due 12/26/2029	56	56
5.418% due 01/25/2032	552	552
5.388% due 10/12/2032	25,584	25,618
Origen Manufactured Housing
7.650% due 03/15/2032	13,200	13,057
Ownit Mortgage Loan Asset-Backed Certificates
4.940% due 01/25/2037	3,569	3,570
Popular ABS Mortgage Pass-Through Trust
5.049% due 04/25/2035	537	538
Preferred Credit Corp.
7.590% due 07/25/2026	542	540
Quest Trust
5.972% due 09/24/2034	2,144	2,149
5.762% due 09/25/2034	3,217	3,221
5.161% due 12/25/2035	4,216	4,219
Renaissance Home Equity Loan Trust
5.618% due 08/25/2032	3,000	3,017
5.258% due 08/25/2033	810	813
5.318% due 12/25/2033	7,043	7,103
Residential Asset Mortgage Products, Inc.
4.898% due 12/25/2007	3,422	3,424
4.978% due 09/25/2013	312	312
5.068% due 01/25/2033	5,777	5,788
5.158% due 11/25/2033	436	436
4.330% due 11/25/2034	47	47
4.928% due 01/25/2035	240	240
5.161% due 02/25/2036	6,895	6,901
Residential Asset Securities Corp.
4.918% due 05/25/2027	5,653	5,658
5.368% due 09/25/2031	12,294	12,305
5.118% due 06/25/2032	93	93
5.068% due 07/25/2032	5,212	5,216
5.108% due 06/25/2033	636	636
5.058% due 03/25/2034	89	89
4.907% due 04/25/2036	7,019	7,019
Residential Funding Mortgage Securities II, Inc.
7.850% due 12/25/2024	1,966	1,960
8.350% due 03/25/2025	393	392
Residential Mortgage Loan Trust
6.500% due 09/25/2029	466	467
SACO I, Inc.
5.078% due 11/25/2033	3,904	3,910
Salomon Brothers Mortgage Securities
6.930% due 08/25/2028	1,141	1,141
5.468% due 10/25/2028	950	951
5.718% due 01/25/2032	382	383
Saxon Asset Securities Trust
5.068% due 03/25/2032	2,393	2,396
5.158% due 12/26/2034	6,819	6,840
Securitized Asset-Backed Receivables LLC Trust
5.100% due 03/25/2036	5,951	5,950
SLM Student Loan Trust
5.070% due 01/25/2013	3,799	3,800
5.130% due 04/25/2014	729	730
5.110% due 01/26/2015	3,340	3,337
5.650% due 07/25/2016	17,907	18,016
SMS Student Loan Trust
5.558% due 10/27/2025	568	568
Soundview Home Equity Loan Trust
5.128% due 05/25/2030	1,568	1,570
5.191% due 11/25/2035	12,456	12,465
Specialty Underwriting & Residential Finance
5.158% due 01/25/2034	289	290
4.968% due 10/25/2035	51	51
4.928% due 12/25/2035	184	184
Structured Asset Securities Corp.
5.371% due 01/25/2033	17	17
5.868% due 01/25/2033	2,004	2,019
3.250% due 05/25/2034	3,974	3,980
5.018% due 10/25/2034	596	596
5.211% due 12/25/2035	5,771	5,776
4.938% due 02/25/2036	3,000	3,001
SVO Timeshare Mortgage Corp.
5.470% due 10/20/2013	114	113
Terwin Mortgage Trust
4.998% due 06/25/2036	3,412	3,416
Triton Aviation Finance
4.239% due 06/15/2025 (d)	4,500	0
UCFC Manufactured Housing Contract
7.900% due 01/15/2028	2,500	1,036
Vanderbilt Mortgage Finance
7.905% due 02/07/2026	147	153

Total Asset-Backed Securities (Cost $983,404)		913,522

	Notional Amount (000s)
PURCHASED CALL OPTIONS 0.0%
2-Year Interest Rate Swap (OTC) Pay 3-Month USD-LIBOR Floating Rate Index
Strike @ 4.500% Exp. 10/04/2006	9,000	0
Strike @ 4.730% Exp. 02/01/2007	105,500	20
Strike @ 5.130% Exp. 10/25/2006	192,000	57
Strike @ 5.200% Exp. 05/09/2007	924,000	2,021

Total Purchased Call Options (Cost $4,727)		2,098

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 18.6%
Certificates of Deposit 2.9%
Citibank New York N.A.
5.125% due 08/11/2006	$31,900	31,900
5.135% due 08/16/2006	92,000	92,000
5.135% due 08/17/2006	98,600	98,600
Unicredito Italiano SpA
5.135% due 08/18/2006	150,000	150,000

		372,500

Commercial Paper 15.5%
Abbey National N.A. LLC
5.060% due 08/18/2006	100,000	99,353
Bank of America Corp.
5.055% due 08/17/2006	71,300	70,850
5.380% due 09/01/2006	100,000	100,000
Bank of Ireland
5.050% due 08/17/2006	131,000	130,173
Barclays U.S. Funding Corp.
5.055% due 08/16/2006	62,100	61,716
CBA (de) Finance
5.100% due 08/21/2006	99,441	98,751
Danske Corp.
5.040% due 07/05/2006	117,800	117,767
Federal Home Loan Bank
5.000% due 07/07/2006	500	500
HBOS Treasury Services PLC
5.060% due 08/17/2006	129,500	128,681
5.210% due 09/14/2006	100,000	98,869
5.260% due 09/18/2006	150,000	148,214
Santander Hispano Finance Delaware, Inc.
5.060% due 08/15/2006	100,000	99,396
Societe Generale N.A.
5.260% due 07/03/2006	66,600	66,600
Spintab AB
5.075% due 09/18/2006	114,900	113,532
Stadshypoket Delaware, Inc.
5.090% due 08/18/2006	18,200	18,082
UBS Finance Delaware LLC
5.270% due 07/03/2006	309,800	309,800
5.150% due 08/08/2006	17,900	17,808
Westpac Banking Corp.
5.100% due 08/28/2006	200,000	198,413
5.250% due 09/15/2006	55,200	54,567
World Bank
5.015% due 07/10/2006	38,200	38,163

		1,971,235

Tri-Party Repurchase Agreements 0.1%
State Street Bank
4.900% due 07/03/2006	5,575	5,575
(Dated 06/30/2006. Collateralized by U.S. Treasury Bills 0.000% due 12/28/2006 valued at $5,689. Repurchase proceeds are $5,577.)

U.S. Treasury Bills 0.1%
4.742% due 08/31/2006-09/14/2006 (e)(g)(h)	12,475	12,341

Total Short-Term Instruments (Cost $2,361,999)		2,361,651

Total Investments (a) 137.80% (Cost $17,816,996)		$17,500,708
Written Options (j) (0.0%) (Premiums $5,383)		(2,814)
Other Assets and Liabilities (Net) (37.8%)		(4,797,818)

Net Assets 100.0%		$12,700,076

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) As of June 30, 2006, portfolio securities with an aggregate market value of $223,986 were valued in good faith and pursuant to guidelines established by the Board of Trustees.

(b) Principal only security.

(c) Interest only security.

(d) Security is in default.

(e) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(f) Securities with an aggregate market value of $140,590 have been pledged as collateral for delayed-delivery mortgage-backed securities on June 30, 2006.

(g) Securities with an aggregate market value of $5,441 have been pledged as collateral for swap and swaption contracts on June 30, 2006.

(h) Securities with an aggregate market value of $4,182 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	710	$(677)
90-Day Eurodollar June Futures	Long	06/2007	7,880	(4,077)
90-Day Eurodollar June Futures	Short	06/2008	7,753	3,407
90-Day Eurodollar March Futures	Long	03/2007	2,931	(267)
U.S. Treasury 10-Year Note September Futures	Short	09/2006	1,789	561

				$(1,053)

(i) Swap agreements outstanding on June 30, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	3-month USD-LIBOR	Receive	5.000%	12/15/2014	$6,800	$527
Bank of America	3-month USD-LIBOR	Receive	5.000%	12/20/2016	2,800	35
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2011	75,800	(658)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2013	4,000	(48)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2016	123,000	1,521
J.P. Morgan Chase & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2011	76,700	(684)
Lehman Brothers, Inc.	3-month USD-LIBOR with 6.150% interest rate cap	Receive	Premium Amount of $2,211	10/01/2011	39,000	(1,658)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/20/2013	5,700	(67)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/20/2016	5,900	73
Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	5.000%	12/20/2016	7,800	97

						$(862)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	ABX.HE A-06-1 Index	Buy	(0.540%)	07/25/2045	$25,000	$(64)
Bank of America	ABX.HE BBB-06-1 Index	Buy	(2.670%)	07/25/2045	8,000	(210)
Bank of America	ABX.HE BBB-06-1 Index	Buy	(1.540%)	07/25/2045	12,500	46
Bank of America	ABX.HE BBB-06-1 Index	Sell	1.540%	07/25/2045	30,000	127
Barclays Bank PLC	Long Beach Mortgage Loan Trust floating rate based on 1-month USD-LIBOR plus 3.500% due 02/25/2034	Buy	(0.490%)	02/25/2034	4,000	(1)
Barclays Bank PLC	Specialty Underwriting & Residential Finance Trust floating rate based on 1-month USD-LIBOR plus 1.300% due 02/25/2035	Buy	(0.590%)	02/25/2035	4,000	(2)
Barclays Bank PLC	Structured Asset Investment Loan Trust floating rate based on 1-month USD-LIBOR plus 0.820% due 02/25/2035	Buy	(0.610%)	02/25/2035	4,000	(2)
Barclays Bank PLC	ABX.HE BBB-06-1 Index	Sell	2.670%	07/25/2045	8,000	(36)
Barclays Bank PLC	ABX.HE BBB-06-1 Index	Buy	(1.540%)	07/25/2045	25,000	79
Barclays Bank PLC	Camber 6.838% due 07/12/2043	Buy	(1.400%)	06/28/2046	2,000	0
Bear Stearns & Co., Inc.	Merrill Lynch Mortgage Trust 5.244% due 11/12/2037	Buy	(1.150%)	11/12/2037	4,000	5
Bear Stearns & Co., Inc.	KLIO Funding Corp. floating rate based on 1-month USD-LIBOR plus 1.800% due 04/23/2039	Buy	(1.700%)	04/23/2039	4,000	(71)
Bear Stearns & Co., Inc.	Trinity CDO, Inc. floating rate based on 3-month USD-LIBOR plus 1.600% due 03/08/2040	Buy	(1.700%)	03/08/2040	1,000	(12)
Bear Stearns & Co., Inc.	LB-UBS Commercial Mortgage Trust 5.404% due 09/15/2040	Buy	(1.170%)	09/15/2040	4,000	(2)
Bear Stearns & Co., Inc.	ABX.HE A-06-1 Index	Buy	(0.540%)	07/25/2045	10,000	(26)
Bear Stearns & Co., Inc.	ABX.HE BBB-06-1 Index	Buy	(1.540%)	07/25/2045	25,000	(1)
Bear Stearns & Co., Inc.	ABX.HE BBB-06-1 Index	Sell	2.670%	07/25/2045	3,000	2
Citibank N.A.	ABX.HE A-06-1 Index	Buy	(0.540%)	07/25/2045	25,000	14
Citibank N.A.	ABX.HE BBB-06-1 Index	Buy	(1.540%)	07/25/2045	5,000	4
Citibank N.A.	ABX.HE BBB-06-1 Index	Sell	2.670%	07/25/2045	20,000	(135)
Credit Suisse First Boston	ABX.HE BBB-06-1 Index	Sell	2.670%	07/25/2045	10,000	(68)
Deutsche Bank AG	ABX.HE BBB-06-1 Index	Sell	1.540%	07/25/2045	25,000	1
Deutsche Bank AG	CMBX N.A. BBB-1 Index	Sell	1.340%	10/12/2052	8,000	15
Goldman Sachs & Co.	Novastar Home Equity Loan floating rate based on 1-month USD-LIBOR plus 3.500% due 09/25/2034	Sell	(2.200%)	09/25/2034	10,000	(66)
Goldman Sachs & Co.	Home Equity Asset Trust floating rate based on 1-month USD-LIBOR plus 3.500% due 12/25/2034	Sell	(2.200%)	12/25/2034	10,000	547
Goldman Sachs & Co.	ABX.HE A-06-1 Index	Buy	(0.540%)	07/25/2045	125,000	(265)
Goldman Sachs & Co.	ABX.HE BBB-06-1 Index	Buy	(2.670%)	07/25/2045	5,000	(13)
Goldman Sachs & Co.	ABX.HE BBB-06-1 Index	Buy	(1.540%)	07/25/2045	12,500	(32)
J.P. Morgan Chase & Co.	ABX.HE BBB-06-1 Index	Sell	2.670%	07/25/2045	5,000	126
J.P. Morgan Chase & Co.	ABX.HE BBB-06-1 Index	Buy	(1.540%)	07/25/2045	25,000	120
Lehman Brothers, Inc.	Encore Credit Receivables Trust floating rate based on 1-month USD-LIBOR plus 1.350% due 10/25/2035	Sell	1.630%	10/25/2035	3,000	9
Lehman Brothers, Inc.	ABX.HE A-06-1 Index	Buy	(0.540%)	07/25/2045	10,000	(23)
Merrill Lynch & Co., Inc.	ABX.HE BBB-06-1 Index	Sell	1.540%	07/25/2045	25,000	(28)
Morgan Stanley Dean Witter & Co.	Morgan Stanley ABS Capital I floating rate based on 1-month USD-LIBOR plus 1.700% due 12/27/2033	Buy	(0.540%)	12/27/2033	4,000	(6)
Morgan Stanley Dean Witter & Co.	ABX.HE BBB-06-1 Index	Sell	2.670%	07/25/2045	20,000	(70)
Morgan Stanley Dean Witter & Co.	ABX.HE BBB-06-1 Index	Sell	1.540%	07/25/2045	25,000	87
Royal Bank of Scotland PLC	ABX.HE BBB-06-1 Index	Buy	(2.670%)	07/25/2045	10,000	80
Royal Bank of Scotland PLC	ABX.HE BBB-06-1 Index	Buy	(1.540%)	07/25/2045	50,000	(49)
UBS Warburg LLC	CS First Boston Mortgage Securities Corp. 5.250% due 09/25/2035	Buy	(1.080%)	07/15/2037	10,000	6
UBS Warburg LLC	Merrill Lynch Mortgage Trust 5.355% due 06/12/2043	Buy	(1.080%)	06/12/2043	10,000	(20)
UBS Warburg LLC	ABX.HE BBB-06-1 Index	Sell	2.670%	07/25/2045	35,000	(159)
UBS Warburg LLC	ABX.HE BBB-06-1 Index	Buy	(2.670%)	07/25/2045	50,000	184

						$91

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

(j)	Written options outstanding on June 30, 2006:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$108.000	08/25/2006	1,210	$166	$38
Put - CBOT U.S. Treasury 10-Year Note September Futures	103.000	08/25/2006	1,210	166	170

				$332	$208

Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Receive	5.210%	10/25/2006	$82,600	$299	$90
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	10/04/2006	4,000	47	0
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.315%	05/09/2007	420,000	4,333	2,493
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	4.780%	02/01/2007	45,400	372	23

							$5,051	$2,606

See accompanying notes

Schedule of Investments

Municipal Sector Portfolio

June 30, 2006 (Unaudited)

	Principal Amount (000s)	Value (000s)
MUNICIPAL BONDS & NOTES 81.1%
Alaska 0.4%
Alaska State Northern Tobacco Securitization Corporations Revenue Bonds, Series 2000
6.500% due 06/01/2031	$1,500	$1,571

Arizona 1.0%
Phoenix, Arizona Industrial Development Authority Revenue Notes, (AMBAC Insured) Series 2005
5.000% due 09/15/2016	3,450	3,608

Arkansas 0.8%
University of Central Arkansas Revenue Notes, (FGIC Insured), Series 2004
5.000% due 11/01/2010	410	424
5.000% due 11/01/2011	840	868
5.000% due 11/01/2012	880	909
5.000% due 11/01/2013	925	955

		3,156

California 10.6%
California State Association of Bay Area Governments Financing Authority for Non-Profit Corporations Revenue Notes, Series 2003
5.200% due 11/15/2022	5,000	5,130
California State Economic Recovery Revenue Notes, Series 2004
5.250% due 07/01/2013	8,000	8,564
California State Educational Facilities Authority Revenue Notes, (MBIA Insured), Series 2005
5.000% due 10/01/2033	1,800	1,840
California State Statewide Communities Development Authority Revenue Notes, (California Mortgage Insured), Series 2001
5.000% due 10/01/2018	1,500	1,542
Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
6.250% due 06/01/2033	3,500	3,816
Los Angeles Unified School District
5.500% due 07/01/2018	10,000	11,095
Norco, California Redevelopment Agency Tax Allocation Notes, (RADIAN Insured), Series 2004
5.000% due 03/01/2032	1,000	994
Orange County, California Sanitation District Certificates of Participation Notes, (FGIC Insured), Series 2003
5.250% due 02/01/2030	900	937
Southern California State Public Power Authority Revenue Notes, (FGIC Insured), Series 1988
0.000% due 07/01/2014	8,155	5,788

		39,706

Colorado 1.0%
Colorado State Certificate of Participation, (MBIA Insured), Series 2005
5.000% due 11/01/2030	800	955
Dawson Ridge, Colorado Metropolitan District No. 1 General Obligation Bonds, Series 1992
0.000% due 10/01/2022	2,930	1,323
El Paso County, Colorado Single Family Mortgage Revenue Bonds, Series 1984
0.000% due 09/01/2015	2,000	1,311

		3,589

Florida 3.0%
Florida State Department of Environmental Protection
5.000% due 07/01/2017	5,640	5,958
Palm Beach County, Florida Solid Waste Authority Revenue Notes, (AMBAC Insured), Series 2002
0.000% due 10/01/2014	7,000	4,876
Reedy Creek, Florida Improvement District Revenue Notes, (MBIA Insured) Series 2003
5.250% due 10/01/2013	500	535

		11,369

Georgia 0.3%
Georgia State General Obligation Notes, Series 2002
5.000% due 05/01/2020	1,000	1,053

Idaho 0.3%
Idaho State Health Facilities Authority Revenue Bonds, (RADIAN Insured), Series 2005
5.000% due 09/01/2035	1,000	1,003

Illinois 4.2%
Boone & Winnebago Counties, Illinois Community Unit General Obligation Notes, (FGIC Insured), Series 2003
0.000% due 01/01/2012	1,120	887
Boone, McHenry & Dekalb Counties, Illinois Community Unit General Obligation Notes, (MBIA Insured), Series 2005
11.457% due 12/01/2020	1,245	952
Chicago, Illinois Board of Education General Obligation Bonds, (FGIC Insured), Series 1998
0.000% due 12/01/2027	2,000	672
Chicago, Illinois General Obligation Notes, (MBIA Insured), Series 2001
5.590% due 01/01/2023	5,965	5,037
Chicago, Illinois Housing Authority Revenue Notes, Series 2001
5.375% due 07/01/2016	1,510	1,621
Illinois State Development Finance Authority Revenue Bonds, Series 1991
0.000% due 07/15/2025	10,000	3,908
Illinois State Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033	800	815
Sangamon County, Illinois School District No. 186 Springfield General Obligation Notes, (FGIC Insured), Series 2004
0.000% due 10/01/2009	2,000	1,723

		15,615

Indiana 4.9%
Indiana State Ball State University Revenue Notes, (FSA Insured), Series 2004
5.500% due 07/01/2020	475	527
Indiana State Bond Bank Revenue Notes, (MBIA Insured), Series 2003
5.000% due 01/25/2016	1,320	1,377
5.000% due 09/01/2025	2,000	2,038
Indiana State Development Finance Authority Revenue Notes, (AMBAC Insured), Series 2004
5.000% due 07/01/2030	1,475	1,503
Indiana State Fairfield School Building Corporations Revenue Notes, (FGIC Insured), Series 2003
5.000% due 07/15/2024	2,850	2,924
Indiana State Tri-Creek School Corporations Revenue Notes, (FSA Insured), Series 2003
5.000% due 07/15/2018	1,700	1,762
5.000% due 07/15/2019	1,790	1,851
Lawrence, Indiana Township School Building Corporations Revenue Notes, (FSA Insured), Series 2004
5.000% due 01/15/2011	735	766
5.000% due 01/15/2012	425	445
5.000% due 01/15/2013	450	473
Merrillville, Indiana Multi School Building Corporations Revenue Notes, (MBIA Insured), Series 2001
5.000% due 01/05/2021	2,000	2,048
Southmont, Indiana School Building Corporations Revenue Notes, (FGIC Insured), Series 2004
5.250% due 01/15/2011	445	468
5.250% due 01/15/2012	540	573
5.250% due 07/15/2012	475	506
Wayne, Indiana Township School Building Corporations Revenue Notes, (FGIC Insured), Series 2003
5.000% due 07/15/2012	1,100	1,155

		18,416

Iowa 0.1%
Iowa City, Iowa General Obligation Notes, Series 2002
5.000% due 06/01/2020	500	519

Kansas 0.2%
Sedgwick County, Kansas Unified School District No. 259 General Obligation Notes, (MBIA Insured), Series 2004
5.000% due 09/01/2012	750	790

Louisiana 2.9%
Louisiana State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
5.875% due 05/15/2039	2,560	2,683
7.759% due 11/15/2031	7,410	8,063

		10,746

Maine 0.3%
Maine State Turnpike Authority Revenue Notes, (FGIC Insured), Series 2000
5.750% due 07/01/2028	1,000	1,076

Massachusetts 4.9%
Commonwealth of Massachusetts
5.500% due 12/01/2022	3,800	4,242
Commonwealth of Massachusetts General Obligation Notes, (AMBAC Insured), Series 2004
5.500% due 08/01/2030	500	563
Commonwealth of Massachusetts General Obligation Notes, Series 2005
5.000% due 03/01/2025	5,000	5,152
Massachusetts State Bay Transportation Authority Revenue Notes, (General Obligation Authority Insured), Series 2000
5.770% due 03/01/2028	500	513
Massachusetts State Bay Transportation Authority Revenue Notes, Series 2002
5.250% due 07/01/2016	4,930	5,234
Massachusetts State Housing Finance Agency Revenue Bonds, Series 2005
6.630% due 06/01/2034	2,500	2,535
Massachusetts State Water Resources Authority Revenue Bonds, (MBIA Insured), Series 2005
5.000% due 08/01/2034	250	257

		18,496

Michigan 1.9%
Detroit, Michigan Water Supply System Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 07/01/2034	200	202
Michigan State Building Authority Revenue Notes, (MBIA Insured), Series 2004
5.760% due 10/15/2020	4,953	5,275
Michigan State Higher Education Student Loan Authority Revenue Notes, (AMBAC Insured), Series 2006
10.680% due 03/01/2030	1,700	1,495

		6,972

Minnesota 0.1%
Southern Minnesota State Municipal Power Agency Revenue Bonds, (AMBAC Insured), Series 2002
5.250% due 01/01/2014	500	536

Mississippi 0.8%
Mississippi State Housing Finance Corporations Revenue Bonds, Series 1983
0.000% due 06/01/2015	4,180	2,805

Nevada 1.8%
Clark County, Nevada General Obligation Revenue Bonds, (FGIC Insured), Series 2006
6.860% due 11/01/2035	5,000	4,495
Las Vegas, Nevada Valley Water District Revenue Notes, (MBIA Insured), Series 2003
5.000% due 06/01/2025	2,085	2,128

		6,623

New Hampshire 0.6%
New Hampshire State Health & Education Facilities Authority Revenue Notes, (AMBAC Insured), Series 2002
5.375% due 07/01/2020	2,000	2,127

New Jersey 3.9%
New Jersey State Economic Development Authority Revenue Bonds, Series 1998
6.000% due 11/01/2028	2,480	2,485
New Jersey State Educational Facilities Authority Revenue Bonds, (RADIAN Insured), Series 2004
5.250% due 07/01/2034	2,000	2,062
New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.000% due 06/01/2037	1,325	1,395
New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2003
6.375% due 06/01/2032	8,000	8,674

		14,616

New York 9.7%
New York City, New York General Obligation Notes, (MBIA Insured), Series 2001
6.540% due 05/15/2029	5,915	6,266
New York City, New York General Obligation Notes, Series 2005
5.000% due 06/01/2030	6,500	6,593
New York City, New York Municipal Water Finance Authority Revenue Bonds, (MBIA-IBC Insured), Series 2001
5.125% due 06/15/2033	4,090	4,220
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2000
6.780% due 11/01/2024	1,000	1,130
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2005
6.640% due 06/15/2031	5,000	5,195
New York State Dormitory Authority Revenue Notes, (MBIA Insured), Series 2000
4.210% due 08/15/2022	750	762
New York State Dormitory Authority Revenue Notes, (MBIA-IBC Insured), Series 2000
6.780% due 07/01/2025	1,500	1,560
New York State Tobacco Settlement Financing Corporation Revenue Notes, Series 2003
5.500% due 06/01/2017	10,000	10,561

		36,287

North Carolina 1.2%
North Carolina State General Obligation Notes, Series 2001
5.960% due 09/01/2017	4,000	4,498

Pennsylvania 2.2%
Commonwealth of Pennsylvania State General Obligation Notes, (FGIC Insured), Series 2001
6.676% due 12/01/2008	6,750	7,248
Pittsburgh, Pennsylvania Redevelopment Authority Water & Sewer System Revenue Notes, (FSA Insured), Series 2000
5.960% due 09/01/2021	1,000	1,038

		8,286

Puerto Rico 0.2%
Puerto Rico Children’s Trust Fund Revenue Notes, Series 2000
6.000% due 07/01/2026	700	751

Rhode Island 0.8%
Rhode Island State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.250% due 06/01/2042	2,725	2,850

South Carolina 2.6%
Charleston County, South Carolina Certificate of Participation Notes, (MBIA Insured), Series 2004
5.000% due 06/01/2011	1,295	1,355
Lexington, South Carolina Health Services Revenue Bonds, Series 2004
5.500% due 05/01/2037	1,500	1,561
South Carolina State Tobacco Settlement Revenue Management Authority Revenue Bonds, Series 2001
6.375% due 05/15/2030	6,000	6,692

		9,608

Tennessee 3.4%
Memphis, Tennessee Electrical System Revenue Notes, (MBIA Insured), Series 2003
5.000% due 12/01/2010	10,300	10,750
5.000% due 12/01/2012	2,000	2,107

		12,857

Texas 12.5%
Arlington, Texas Independent School District General Obligation Notes, (PSF-GTD Insured), Series 2000
5.760% due 02/15/2024	750	775
Austin, Texas Utility System Revenue Notes, (MBIA Insured), Series 1992-A
0.000% due 11/15/2010	3,745	3,125
Austin, Texas Water & Wastewater Utilities Revenue Bonds, (AMBAC Insured), Series 2006
8.110% due 05/15/2035	2,000	2,135
Comal, Texas Independent School District General Obligation Revenue Notes, (PSF Insured), Series 2006
5.000% due 02/01/2033	3,000	3,041
Dallas, Texas Independent School District General Obligation Notes, (PSF Insured), Series 2006
4.750% due 08/15/2032	2,000	1,956
El Paso, Texas General Obligation Notes, (MBIA Insured), Series 2006
5.000% due 08/15/2014	750	791
Garland, Texas Independent School District General Obligation Notes, (PSF Insured), Series 1999
5.375% due 02/15/2012	100	102
Houston, Texas Independent School District General Obligation Notes, (PSF Insured), Series 2001
5.260% due 02/15/2026	750	742
Houston, Texas Water & Sewer System Revenue Notes, (AMBAC Insured), Series 1991
0.000% due 12/01/2009	1,750	1,522
Lancaster, Texas Independent School District General Obligation Revenue Notes, (FSA Insured), Series 2006
0.000% due 02/15/2024	2,250	914
Lubbock, Texas Health Facilities Development Revenue Notes, Series 1998
5.250% due 07/01/2011	575	595
San Antonio, Texas General Obligation Notes, (FSA Insured), Series 2004
5.000% due 02/01/2012	2,445	2,563
San Antonio, Texas General Obligation Notes, Series 2001
5.000% due 08/01/2010	50	52
San Antonio, Texas Utilities Revenue Notes, (MBIA Insured), Series 2005
6.270% due 02/01/2030	3,535	3,668
San Antonio, Texas Water Revenue Bonds, (MBIA Insured), Series 2005
4.750% due 05/15/2037	3,000	2,915
7.830% due 05/15/2038	6,250	5,529
Sheldon, Texas Independent School District General Obligation Notes, (PSF Insured), Series 2003
5.000% due 02/15/2025	2,400	2,450
Socorro, Texas Independent School District General Obligation Notes, (PSF Insured), Series 2005
5.000% due 08/15/2027	3,540	3,620
5.000% due 08/15/2028	1,545	1,578
Tarrant, Texas Regional Water District Revenue Notes, (FGIC Insured), Series 2006
4.750% due 03/01/2029	5,000	4,959
Texas State Capital Area Housing Finance Corporations Revenue Bonds, (FHA VA Insured), Series 1984
0.000% due 01/01/2016	6,060	3,889

		46,921

Washington 2.8%
King County, Washington General Obligation Bonds, (FGIC Insured), Series 2005
11.590% due 01/01/2035	3,410	3,669
Port of Seattle, Washington Revenue Notes, (MBIA Insured), Series 2000
5.625% due 02/01/2024	1,000	1,039
Washington State General Obligation Notes, (AMBAC Insured), Series 2004
0.000% due 12/01/2012	6,080	4,575
Washington State General Obligation Notes, (FGIC Insured), Series 2005
6.365% due 06/01/2016	1,365	1,214

		10,497

West Virginia 0.6%
Berkeley Brooke & Fayette Counties, West Virginia Revenue Bonds, Series 1983
0.000% due 12/01/2014	3,250	2,212

Wisconsin 1.1%
Badger, Wisconsin Tobacco Asset Securitization Corporations Revenue Notes, Series 2002
6.125% due 06/01/2027	2,830	3,003
6.375% due 06/01/2032	250	268
Wisconsin State Housing & Economic Development Revenue Notes, (MBIA Insured), Series 2002
4.600% due 05/01/2011	950	976
4.700% due 11/01/2012	35	35

		4,282

Total Municipal Bonds & Notes (Cost $302,438)		303,441

SHORT-TERM INSTRUMENTS 18.3%
Commercial Paper 17.7%
Fannie Mae
4.809% due 07/05/2006	49,600	49,586
Federal Home Loan Bank
5.030% due 07/03/2006	10,200	10,200
General Electric Capital Corp.
5.060% due 08/16/2006	6,600	6,559

		66,345

Repurchase Agreement 0.4%
State Street Bank
4.900% due 07/03/2006	1,439	1,439
(Dated 06/30/2006. Collateralized by Federal Home Loan Bank 3.375% due 02/23/2007 valued at $1,472. Repurchase proceeds are $1,440.)

U.S. Treasury Bill 0.2% (a)
4.803% due 09/14/2006	625	618

Total Short-Term Instruments (Cost $68,403)		68,402

Total Investments 99.4% (Cost $370,841)		$371,843
Other Assets and Liabilities (Net) 0.6%		2,216

Net Assets 100.0%		$374,059

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Securities with an aggregate market value of $618 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
U.S. Treasury 10-Year Note September Futures	Short	09/2006	140	$67
U.S. Treasury 30-Year Bond September Futures	Short	09/2006	245	92
U.S. Treasury 5-Year Note September Futures	Short	09/2006	250	137

				$296

(b) Swap agreements outstanding on June 30, 2006:

Total Return Swaps

Counterparty	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized (Depreciation)
Citibank N.A.	MMD Rate Lock	3.980 % less 8-year MMD General Obligation AAA Index	08/16/2006	50,000,000	$(319)
Lehman Brothers, Inc.	MMD Rate Lock	4.010% less 8-year MMD General Obligation AAA Index	08/15/2006	25,000,000	(108)

					$(427)

See accompanying notes

Schedule of Investments

Real Return Portfolio

June 30, 2006 (Unaudited)

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 0.9%
Banking & Finance 0.8%
BAE Systems Holdings, Inc.
5.570% due 08/15/2008		$400	401
Citigroup, Inc.
5.166% due 01/30/2009		600	600
General Electric Capital Corp.
5.340% due 12/12/2008		600	601
Rabobank Nederland
5.088% due 01/15/2009		500	500
Travelers Property Casualty Corp.
3.750% due 03/15/2008		800	777
Vita Capital Ltd.
6.340% due 01/01/2007		3,600	3,612
Wachovia Bank N.A.
5.308% due 12/02/2010		2,100	2,102

			8,593

Utilities 0.1%
Cleveland Electric Illuminating Co.
6.860% due 10/01/2008		640	653

Total Corporate Bonds & Notes (Cost $9,280)			9,246

MUNICIPAL BONDS & NOTES 0.4%
Badger, Wisconsin Tobacco Asset Securitization Corporations Revenue Notes, Series 2002
6.375% due 06/01/2032		1,000	1,072
California State Tobacco Securitization Agency Revenue Notes, Series 2002
5.625% due 06/01/2023		255	257
Kansas City, Kansas Turnpike Authority Revenue Notes, (AMBAC Insured), Series 2003
5.000% due 09/01/2013		300	317
New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2003
6.750% due 06/01/2039		500	556
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2006
4.750% due 06/15/2038		300	293
Rhode Island State Tobacco Settlement Financing Corporations Revenue Notes, Series 2002
6.000% due 06/01/2023		500	523
Washington State Tobacco Settlement Authority Revenue Notes, Series 2002
6.500% due 06/01/2026		1,145	1,246

Total Municipal Bonds & Notes (Cost $3,771)			4,264

U.S. GOVERNMENT AGENCIES 3.1%
Fannie Mae
4.652% due 04/01/2035		769	758
4.720% due 01/01/2035		494	486
5.211% due 09/01/2044 - 10/01/2044 (b)		522	525
5.500% due 01/01/2024 - 07/13/2036 (b)		31,432	30,210
6.327% due 09/01/2018		94	95
Freddie Mac
5.549% due 12/15/2030		359	360
5.602% due 09/25/2031		157	157
Government National Mortgage Association
6.500% due 05/15/2026 - 06/15/2028		116	118

Total U.S. Government Agencies (Cost $33,360)			32,709

U.S. TREASURY OBLIGATIONS 106.9%
Treasury Inflation Protected Securities (a)
3.375% due 01/15/2007 (f)		254	255
3.625% due 01/15/2008		78,830	80,210
3.875% due 01/15/2009		96,941	100,440
4.250% due 01/15/2010		79,316	84,286
0.875% due 04/15/2010		80,955	76,392
3.500% due 01/15/2011		34,831	36,443
2.375% due 04/15/2011		14,266	14,214
3.375% due 01/15/2012		11,350	11,892
3.000% due 07/15/2012		47,491	48,920
1.875% due 07/15/2013		96,231	92,476
2.000% due 01/15/2014		37,956	36,648
2.000% due 07/15/2014		67,250	64,783
1.625% due 01/15/2015		4,644	4,331
1.875% due 07/15/2015		77,189	73,267
2.000% due 01/15/2016		47,723	45,589
2.375% due 01/15/2025		104,991	102,218
2.000% due 01/15/2026		35,742	32,734
3.625% due 04/15/2028		128,316	152,300
3.875% due 04/15/2029		15,814	19,573
U.S. Treasury Bond
6.625% due 02/15/2027		2,500	2,912
4.500% due 02/15/2036		2,700	2,422
U.S. Treasury Note
3.875% due 09/15/2010		13,270	12,667
4.500% due 02/28/2011		2,100	2,048
4.875% due 04/30/2011		10,600	10,495
4.125% due 05/15/2015		2,300	2,136
4.500% due 11/15/2015		1,400	1,334

Total U.S. Treasury Obligations (Cost $1,144,496)			1,110,985

MORTGAGE-BACKED SECURITIES 1.0%
Bear Stearns Adjustable Rate Mortgage Trust
5.261% due 11/25/2030		683	684
Citigroup Mortgage Loan Trust, Inc.
4.900% due 12/25/2035		185	184
Countrywide Home Loan Mortgage Pass-Through Trust
5.662% due 06/25/2035		1,261	1,261
GSR Mortgage Loan Trust
4.540% due 09/25/2035		1,675	1,631
Lehman XS Trust
5.402% due 06/25/2036		1,300	1,302
Washington Mutual, Inc.
5.612% due 10/25/2045		4,411	4,439
5.582% due 12/25/2045		657	659

Total Mortgage-Backed Securities (Cost $10,162)			10,160

ASSET-BACKED SECURITIES 0.9%
AAA Trust
5.422% due 11/26/2035		59	59
Asset-Backed Funding Certificates
5.432% due 08/25/2035		458	459
Bear Stearns Asset-Backed Securities, Inc.
5.772% due 07/25/2033		191	191
Carrington Mortgage Loan Trust
5.402% due 06/25/2035		109	109
5.442% due 09/25/2035		1,447	1,448
Long Beach Mortgage Loan Trust
5.522% due 11/25/2034		33	33
Mastr Asset-Backed Securities Trust
5.402% due 01/25/2036		1,650	1,651
Merrill Lynch Mortgage Investors, Inc.
5.422% due 06/25/2036		214	214
5.479% due 06/25/2036		2,100	2,100
5.402% due 01/25/2037		415	416
Option One Mortgage Loan Trust
5.059% due 11/25/2035		850	850
Park Place Securities, Inc.
5.432% due 08/25/2035		80	80
Renaissance Home Equity Loan Trust
5.472% due 10/25/2035		58	58
Residential Asset Securities Corp.
5.392% due 06/25/2027		181	182
5.622% due 01/25/2034		15	15
Soundview Home Equity Loan Trust
5.392% due 02/25/2036		154	154
5.392% due 04/25/2036		80	80
Structured Asset Securities Corp.
4.900% due 04/25/2035		1,281	1,230
5.422% due 08/25/2035		163	163

Total Asset-Backed Securities (Cost $9,529)			9,492

FOREIGN CURRENCY-DENOMINATED ISSUES (j) 0.6%
Canadian Government Bond
3.000% due 12/01/2036	CAD	1,379	1,552
Pylon Ltd.
4.463% due 12/18/2008	EUR	3,200	4,144

Total Foreign Currency-Denominated Issues (Cost $5,191)			5,696

PURCHASED CALL OPTIONS 0.0%

	Notional Amount (000s)
2-Year Interest Rate Swap (OTC) Pay 3-Month USD-LIBOR Floating Rate Index
Strike @ 5.250% Exp. 06/07/2007		$46,000	126

Total Purchased Call Options (Cost $197)			126

PURCHASED PUT OPTIONS 0.0%
U.S. dollar versus Japanese Yen (OTC)
Strike @ JPY114.000 Exp. 07/03/2006		11,900	20

Total Purchased Put Options (Cost $125)			20

SHORT-TERM INSTRUMENTS (j) 12.8%
Commercial Paper 0.3%
Societe Generale N.A.
5.250% due 07/05/2006		2,800	2,799

Repurchase Agreement 0.6%
State Street Bank
4.900% due 07/03/2006		6,806	6,806

(Dated 06/30/2006. Collateralized by Federal Home Loan Bank 3.375% due 02/23/2007 valued at $6,942. Repurchase proceeds are $6,809.)
France Treasury Bills 6.5%
1.277% due 07/13/2006-11/23/2006 (b)	EUR	800	67,111

Germany Treasury Bills 5.0%
2.655% due 07/12/2006-08/16/2006 (b)		40,900	52,170

U.S. Treasury Bills 0.4%
4.724% due 08/31/2006-09/14/2006 (b)(d)(e)(f)		$4,085	4,043

Total Short-Term Instruments (Cost $128,614)			132,929

Total Investments (c) 126.6% (Cost $1,344,725)			$1,315,627
Written Options (h) (0.1%) (Premiums $898)			(612)
Other Assets and Liabilities (Net) (26.5%)			(275,701)

Net Assets 100.0%			$1,039,314

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Principal amount of security is adjusted for inflation.

(b) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(c) As of June 30, 2006, portfolio securities with an aggregate market value of $5,446 were valued in good faith and pursuant to guidelines established by the Board of Trustees.

(d) Securities with an aggregate market value of $1,485 have been pledged as collateral for swap and swaption contracts on June 30, 2006.

(e) Securities with an aggregate market value of $298 have been pledged as collateral for delayed-delivery securities on June 30, 2006.

(f) Securities with an aggregate market value of $2,388 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	41	$(51)
90-Day Eurodollar June Futures	Long	06/2007	41	(55)
90-Day Eurodollar March Futures	Long	03/2008	40	(49)
90-Day Eurodollar September Futures	Long	09/2007	41	(53)
Euro-Bund 10-Year Note September Futures	Short	09/2006	11	6
U.S. Treasury 5-Year Note September Futures	Long	09/2006	1,499	(905)
U.S. Treasury 10-Year Note September Futures	Long	09/2006	609	(337)
U.S. Treasury 30-Year Bond September Futures	Long	09/2006	382	(281)

				$(1,725)

(g) Swap agreements outstanding on June 30, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010	EUR	1,600	$(2)
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.138%	01/19/2016		4,000	(49)
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		1,800	(6)
UBS Warburg LLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		1,600	(2)
Goldman Sachs & Co.	6-month EUR-LIBOR	Receive	4.500%	06/17/2015		1,400	117
HSBC Bank USA	6-month GBP-LIBOR	Receive	4.250%	06/12/2036	GBP	2,200	167
Bank of America	3-month USD-LIBOR	Receive	5.000%	12/20/2016		$5,800	72
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2008		7,100	(6)
Barclays Bank PLC	3-month USD-LIBOR	Receive	5.000%	12/20/2016		7,400	91
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2008		7,500	(7)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2013		8,300	99
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		145,100	1791
J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		7,500	94
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		42,100	521
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2008		124,900	(112)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		2,900	36
Royal Bank of Scotland PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2011		100	(1)
UBS Warburg LLC	3-month USD-LIBOR	Pay	5.000%	12/20/2008		10,300	(9)

							$2,794

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.700%	06/20/2007	$500	$7
HSBC Bank USA	Ford Motor Corp. 7.450% due 07/16/2031	Sell	2.410%	06/20/2007	300	(6)
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.680%	06/20/2007	300	1
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.700%	06/20/2007	300	1
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.350%	09/20/2007	4,300	(18)
J.P. Morgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%	06/20/2007	3,000	(21)
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	1,000	(4)

						$(40)

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

(h) Written options outstanding on June 30, 2006:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$108.000	08/25/2006	759	$112	$24
Call - CBOT U.S. Treasury 10-Year Note September Futures	107.000	08/25/2006	241	23	23
Put - CBOT U.S. Treasury 10-Year Note September Futures	103.000	08/25/2006	1,000	148	141

				$283	$188

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Put - OTC 1-Year Interest Rate Swap	Barclays Bank PLC	3-month USD-LIBOR	Pay	6.100%	01/2/2007	$9,000	$59	$57
Call - OTC 10-Year Interest Rate Swap	Barclays Bank PLC	3-month USD-LIBOR	Receive	5.300%	01/2/2007	22,000	114	90
Put - OTC 10-Year Interest Rate Swap	Barclays Bank PLC	3-month USD-LIBOR	Pay	5.900%	01/2/2007	13,000	148	141
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.340%	06/7/2007	16,000	163	109
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.325%	06/7/2007	4,000	34	27

							$518	$424

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount	Premium	Value
Put - OTC U.S. dollar versus Japanese Yen	JPY	104.000	07/03/2006	$9,100	$20	$0
Put - OTC U.S. dollar versus Japanese Yen		106.500	07/03/2006	7,100	46	0
Put - OTC U.S. dollar versus Japanese Yen		106.500	07/03/2006	4,800	31	0

					$97	$0

(i) Short sales open on June 30, 2006 were as follows:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value à
U.S. Treasury Note	3.625%	05/15/2013	$2,000	$1,830	$1,845
U.S. Treasury Note	4.250%	08/15/2013	26,300	25,197	25,417
U.S. Treasury Note	4.250%	11/15/2013	35,700	33,850	34,014

				$60,877	$61,276

à	Market value includes $691 of interest payable on short sales.

(j) Forward foreign currency contracts outstanding on June 30, 2006:

Type		Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	CAD	1,583	07/2006	$16	$0	$16
Buy	EUR	9,862	07/2006	279	0	279
Sell		5,748	07/2006	0	(57)	(57)
Buy		2,580	08/2006	67	0	67
Sell		104,836	08/2006	0	(2,287)	(2,287)
Buy	JPY	661,260	07/2006	0	(3)	(3)
Buy		2,466,601	08/2006	0	(664)	(664)

				$362	$(3,011)	$(2,649)

See accompanying notes

Schedule of Investments

Short-Term Portfolio

June 30, 2006 (Unaudited)

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 16.5%
Banking & Finance 11.0%
BAE Systems Holdings, Inc.
5.570% due 08/15/2008	$4,400		$4,409
CIT Group, Inc.
5.404% due 05/23/2008	700		702
5.320% due 08/15/2008	2,250		2,256
5.000% due 11/24/2008	10,700		10,560
Citigroup, Inc.
5.199% due 05/02/2008	2,200		2,203
5.520% due 12/26/2008	3,600		3,603
First Union National Bank of Florida
6.180% due 02/15/2036	600		612
Ford Motor Credit Co.
6.374% due 03/21/2007	8,200		8,172
General Electric Capital Corp.
5.340% due 12/12/2008	6,000		6,005
5.429% due 06/15/2009	8,000		8,017
General Motors Acceptance Corp.
5.968% due 01/16/2007	4,450		4,437
Goldman Sachs Group, Inc.
5.599% due 03/30/2007	2,500		2,503
5.644% due 02/26/2008	1,000		1,006
5.539% due 06/23/2009	17,000		17,008
5.420% due 07/23/2009	12,100		12,188
5.438% due 03/02/2010	2,000		2,003
HSBC Finance Corp.
7.200% due 07/15/2006	11,055		11,059
5.260% due 02/28/2007	6,700		6,702
6.538% due 11/13/2007	4,000		4,048
5.410% due 05/10/2010	5,050		5,073
Lehman Brothers Holdings, Inc.
5.659% due 12/23/2010	4,000		4,007
MBNA Europe Funding PLC
5.336% due 09/07/2007	11,300		11,308
Morgan Stanley
5.185% due 01/12/2007	200		200
Morgan Stanley Warehouse Facilities
4.719% due 08/16/2006 (h)	16,500		16,500
Riggs Capital Trust
8.625% due 12/31/2026	5,500		5,796
8.875% due 03/15/2027	1,100		1,168
Royal Bank of Scotland Group PLC
5.424% due 12/21/2007	11,500		11,509
VTB Capital S.A. for Vneshtorgbank
6.174% due 09/21/2007	4,700		4,704
Wachovia Bank N.A.
5.489% due 03/23/2009	6,200		6,200

			173,958

Industrials 2.9%
ConocoPhillips
5.028% due 04/11/2007	3,800		3,800
DaimlerChrysler N.A. Holding Corp.
5.486% due 03/07/2007	10,700		10,704
5.780% due 09/10/2007	12,500		12,541
Hewlett-Packard Co.
5.339% due 05/22/2009	7,700		7,706
Historic TW, Inc.
8.180% due 08/15/2007	3,900		4,002
HJ Heinz Co.
6.428% due 12/01/2020	6,800		6,913
Kroger Co.
7.625% due 09/15/2006	115		115

			45,781

Utilities 2.6%
Dominion Resources, Inc.
3.660% due 11/15/2006	600		596
5.790% due 09/28/2007	5,100		5,105
Entergy Gulf States, Inc.
3.600% due 06/01/2008	8,850		8,459
FirstEnergy Corp.
5.500% due 11/15/2006	370		370
Florida Power Corp.
5.570% due 11/14/2008	3,400		3,405
Ohio Edison Co.
4.000% due 05/01/2008	6,325		6,121
Public Service Enterprise Group, Inc.
5.799% due 09/21/2008	2,600		2,605
Southwestern Public Service Co.
5.125% due 11/01/2006	6,000		5,987
Verizon Global Funding Corp.
5.300% due 08/15/2007	1,100		1,100
Vodafone Group PLC
5.560% due 06/29/2007	7,700		7,700

			41,448

Total Corporate Bonds & Notes (Cost $262,189)			261,187

U.S. GOVERNMENT AGENCIES 17.3%
Fannie Mae
3.000% due 01/25/2025	88		85
3.500% due 02/25/2013 - 01/25/2025 (b)	3,927		3,882
4.250% due 04/25/2028	200		196
4.883% due 05/01/2036	2,561		2,564
4.926% due 05/01/2036	324		324
5.010% due 09/07/2006	14,000		14,001
5.111% due 09/07/2006	38,600		38,586
5.211% due 03/01/2044	1,021		1,026
5.249% due 04/26/2035	1,634		1,635
5.299% due 09/21/2006	79,900		79,890
5.442% due 03/25/2034	1,244		1,246
5.500% due 11/01/2008 - 11/25/2035 (b)	15,314		15,102
5.569% due 06/01/2032	312		314
5.586% due 07/01/2029	100		100
5.702% due 11/01/2025	280		286
5.722% due 06/25/2032	42		42
5.950% due 02/25/2044	6,700		6,641
6.297% due 12/01/2040	668		677
6.494% due 09/25/2023 - 10/25/2023 (b)	411		424
6.500% due 12/25/2042	585		589
6.879% due 09/01/2029	520		532
7.386% due 06/01/2030	184		182
7.500% due 05/01/2028	181		188
7.775% due 05/01/2030	29		28
8.000% due 10/01/2026	243		256
9.000% due 04/01/2020 - 01/01/2026 (b)	376		405
9.500% due 07/01/2021 - 06/01/2025 (b)	232		253
Federal Home Loan Bank
4.200% due 02/05/2007	16,000		15,400
Freddie Mac
2.500% due 04/15/2013	1,955		1,892
3.000% due 05/15/2022	100		96
3.500% due 03/15/2022	2,320		2,261
3.800% due 02/17/2009	5,000		4,783
4.000% due 01/15/2021 - 10/15/2023 (b)	926		905
4.250% due 04/05/2007	22,000		21,794
4.500% due 11/15/2013 - 08/15/2027 (b)	3,278		3,236
4.900% due 11/03/2008	10,700		10,539
5.000% due 08/15/2016 - 02/15/2025 (b)	1,644		1,636
5.211% due 10/25/2044 - 02/25/2045 (b)	678		679
5.411% due 07/25/2044	13,557		13,517
5.500% due 08/15/2030	54		54
5.549% due 12/15/2030	5,021		5,034
5.582% due 08/25/2031	1,768		1,777
5.602% due 09/25/2031	2,084		2,085
5.622% due 11/01/2031	880		895
6.000% due 10/01/2033	624		617
6.017% due 07/01/2019	20		19
6.250% due 03/15/2028	4,848		4,865
6.479% due 03/01/2030	599		610
Government National Mortgage Association
4.000% due 09/16/2025	600		588
4.500% due 09/20/2029	929		928
4.750% due 07/20/2026	56		57
5.125% due 10/20/2029	4,027		4,053
5.250% due 01/20/2030	52		52
5.375% due 01/20/2027	1,581		1,587
5.608% due 02/16/2032	384		386
5.617% due 06/20/2032	247		248
5.667% due 06/20/2030	55		55
5.708% due 04/16/2032	255		258
6.000% due 01/15/2032 - 03/20/2032 (b)	1,597		1,597
8.500% due 12/20/2026 - 11/20/2027 (b)	106		114
Small Business Administration Participation Certificates
5.090% due 10/01/2025	3,531		3,373

Total U.S. Government Agencies (Cost $277,050)			275,444

U.S. TREASURY OBLIGATIONS 2.1%
U.S. Treasury Notes
3.375% due 12/15/2008	16,400		15,744
3.875% due 09/15/2010	18,560		17,716

Total U.S. Treasury Obligations (Cost $34,401)			33,460

MORTGAGE-BACKED SECURITIES 10.4%
Banc of America Mortgage Securities
5.403% due 10/20/2032	1,436		1,434
6.500% due 02/25/2033	1,474		1,469
Bear Stearns Adjustable Rate Mortgage Trust
5.620% due 02/25/2033	69		68
4.663% due 12/25/2033	2,360		2,324
4.203% due 01/25/2034	1,656		1,648
4.812% due 01/25/2034	1,602		1,572
3.787% due 11/25/2034	7,088		7,082
4.750% due 11/25/2035	17,925		17,594
Bear Stearns Alt-A Trust
5.602% due 02/25/2034	2,555		2,557
Countrywide Home Loan Mortgage Pass-Through Trust
5.592% due 04/25/2034	360		359
5.642% due 03/25/2035	26,668		26,814
4.662% due 06/25/2035	9,458		9,455
CS First Boston Mortgage Securities Corp.
5.652% due 03/25/2032	895		894
6.230% due 11/25/2032	96		96
6.500% due 04/25/2033	713		713
5.872% due 08/25/2033	1,036		1,037
First Republic Mortgage Loan Trust
5.642% due 06/25/2030	1,510		1,512
5.549% due 11/15/2031	828		833
5.499% due 08/15/2032	4,803		4,809
GGP Mall Properties Trust
5.007% due 11/15/2011	2,385		2,382
GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034	8,391		8,259
GSR Mortgage Loan Trust
6.000% due 03/25/2032	122		119
4.541% due 09/25/2035	5,025		4,892
GSRPM Mortgage Loan Trust
5.722% due 11/25/2031	2,407		2,412
Impac CMB Trust
5.772% due 09/25/2033	3,284		3,288
MASTR Asset Securitization Trust
5.500% due 09/25/2033	2,390		2,286
Residential Funding Mortgage Security I
6.500% due 03/25/2032	289		288
Sequoia Mortgage Trust
5.647% due 10/20/2027	1,384		1,387
5.617% due 07/20/2033	6,304		6,335
Structured Asset Mortgage Investments, Inc.
5.582% due 09/19/2032	2,579		2,584
5.602% due 03/19/2033	2,464		2,469
5.542% due 09/25/2035	3,297		3,302
Structured Asset Securities Corp.
6.140% due 05/25/2032	508		510
5.450% due 03/25/2033	4,883		4,683
Washington Mutual MSC Mortgage Pass-Through Certificates
6.218% due 02/25/2031	103		102
5.374% due 02/25/2033	680		675
6.391% due 02/25/2033	679		680
Washington Mutual, Inc.
5.592% due 12/25/2027	5,641		5,642
5.121% due 10/25/2032	488		485
5.543% due 06/25/2042	2,558		2,563
5.632% due 01/25/2045	20,752		20,864
5.612% due 10/25/2045	7,125		7,171

Total Mortgage-Backed Securities (Cost $166,614)			165,648

ASSET-BACKED SECURITIES 5.5%
AAA Trust
5.422% due 04/25/2035	2,005		2,008
ACE Securities Corp.
5.432% due 10/25/2035	7,429		7,435
AFC Home Equity Loan Trust
6.032% due 12/22/2027	76		76
Ameriquest Mortgage Securities, Inc.
5.432% due 10/25/2035	326		326
Amortizing Residential Collateral Trust
5.672% due 10/25/2031	1,049		1,052
5.612% due 07/25/2032	56		56
Asset-Backed Funding Certificates
5.432% due 08/25/2035	1,503		1,504
Bear Stearns Asset-Backed Securities, Inc.
5.652% due 10/25/2032	672		673
5.652% due 01/25/2036	3,416		3,419
5.772% due 03/25/2043	1,639		1,644
Centex Home Equity
5.492% due 01/25/2025	36		36
5.563% due 03/25/2030	4,258		4,264
CIT Group Home Equity Loan Trust
5.592% due 06/25/2033	196		197
Countrywide Asset-Backed Certificates
5.692% due 05/25/2032	153		154
5.442% due 06/25/2035	143		143
5.422% due 01/25/2036	1,481		1,482
5.371% due 07/25/2036	7,900		7,910
CS First Boston Mortgage Securities Corp.
5.632% due 01/25/2032	398		399
Equity One ABS, Inc.
5.622% due 04/25/2034	1,474		1,480
First Franklin Mortgage Loan Asset-Backed Certificates
5.731% due 02/25/2034	324		323
GSAMP Trust
5.432% due 09/25/2035	1,277		1,278
HFC Home Equity Loan Asset-Backed Certificates
5.617% due 09/20/2033	3,062		3,073
Home Equity Asset Trust
5.622% due 11/25/2032	8		8
Home Equity Mortgage Trust
5.442% due 07/25/2035	50		50
Irwin Home Equity
4.862% due 07/25/2032	956		957
Long Beach Mortgage Loan Trust
5.672% due 03/25/2032	95		97
Merrill Lynch Mortgage Investors, Inc.
5.422% due 06/25/2036	974		974
Morgan Stanley Dean Witter Capital I, Inc.
5.652% due 07/25/2032	30		31
5.381% due 06/25/2036	5,400		5,399
New Century Home Equity Loan Trust
5.432% due 09/25/2035	1,266		1,267
5.442% due 10/25/2035	595		595
5.455% due 08/25/2036	1,300		1,301
Novastar Home Equity Loan
5.982% due 09/25/2031	258		258
Option One Mortgage Loan Trust
5.422% due 11/25/2035	4,118		4,121
Park Place Securities, Inc.
5.432% due 08/25/2035	2,527		2,529
Quest Trust
5.802% due 02/25/2034	188		188
5.402% due 10/25/2035	3,832		3,836
Renaissance Home Equity Loan Trust
5.672% due 08/25/2032	152		153
5.762% due 08/25/2033	726		729
5.822% due 12/25/2033	2,373		2,393
Residential Asset Mortgage Products, Inc.
5.662% due 08/25/2033	72		72
5.652% due 12/25/2033	276		277
5.422% due 05/25/2035	1,359		1,360
5.432% due 10/25/2035	3,641		3,644
Residential Asset Securities Corp.
5.420% due 07/25/2036	7,000		7,004
SACO I, Inc.
5.432% due 11/25/2020	572		572
Salomon Brothers Mortgage Securities
5.622% due 03/25/2032	804		807
Saxon Asset Securities Trust
5.592% due 01/25/2032	159		159
Soundview Home Equity Loan Trust
5.432% due 11/25/2035	8,198		8,204
Specialty Underwriting & Residential Finance
5.662% due 01/25/2034	50		50
Structured Asset Securities Corp.
5.612% due 02/25/2032	801		806
WMC Mortgage Loan Pass-Through Certificates
5.879% due 05/15/2030	380		380

Total Asset-Backed Securities (Cost $87,039)			87,153

	Notional Amount (000s)
PURCHASED CALL OPTIONS 0.0%
2-Year Interest Rate Swap (OTC) Pay 3-Month USD-LIBOR Floating Rate Index
Strike @ 5.500% Exp. 06/29/2007	70,000		336
Strike @ 4.500% Exp. 10/04/2006	20,500		0
Strike @ 4.500% Exp. 10/18/2006	115,300		0
Strike @ 5.080% Exp. 04/19/2007	74,100		107
Strike @ 5.130% Exp. 10/25/2006	60,000		18

Total Purchased Call Options (Cost $1,304)			461

	# of Contracts
PURCHASED PUT OPTIONS 0.0%
90-Day Eurodollar December Futures (CME)
Strike @ $91.750 Exp. 12/18/2006	650		4

Total Purchased Put Options (Cost $6)			4

	Principal Amount (000s	)
SHORT-TERM INSTRUMENTS 48.1%
Certificates of Deposit 4.5%
Citibank New York N.A.
5.135% due 08/16/2006	$15,000		15,000
Countrywide Bank N.A.
5.209% due 09/15/2006	16,300		16,300
Unicredito Italiano SpA
5.135% due 08/18/2006	40,000		40,000

			71,300

Commercial Paper 42.5%
Abbey National N.A. LLC
5.250% due 07/05/2006	45,300		45,287
Anz Delaware, Inc.
4.960% due 07/21/2006	41,100		40,998
Bank of America Corp.
5.040% due 08/03/2006	7,000		6,970
Barclays U.S. Funding Corp.
5.055% due 08/15/2006	13,900		13,816
Danske Corp.
5.280% due 07/17/2006	5,700		5,688
4.980% due 07/26/2006	1,900		1,894
5.080% due 08/24/2006	42,400		42,089
DnB NORBank ASA
5.180% due 09/08/2006	45,300		44,822
Fannie Mae
4.809% due 07/05/2006	45,400		45,387
4.960% due 08/21/2006	42,200		41,915
Federal Home Loan Bank
4.877% due 07/03/2006	33,500		33,500
5.030% due 07/03/2006	45,400		45,400
4.990% due 08/23/2006	42,500		42,200
Fortis Funding LLC
5.060% due 07/06/2006	45,000		44,981
5.265% due 07/26/2006	4,600		4,585
Rabobank USA Financial Corp.
5.250% due 07/03/2006	45,400		45,400
Skandinaviska Enskilda Banken
4.960% due 07/20/2006	1,600		1,596
Societe Generale N.A.
5.250% due 07/05/2006	3,200		3,199
5.055% due 08/15/2006	42,400		42,144
5.050% due 08/16/2006	4,400		4,373
Sumitomo Corp. of America
4.980% due 09/12/2006	900		890
TotalFinaElf Captial S.A.
5.270% due 07/03/2006	45,400		45,400
Toyota Motor Credit Co.
5.050% due 07/05/2006	22,600		22,594
UBS Finance Delaware LLC
5.235% due 08/08/2006	23,400		23,277
4.985% due 08/18/2006	5,100		5,067
4.990% due 08/22/2006	14,900		14,797
5.000% due 08/25/2006	6,500		6,452

			674,721

Repurchase Agreement 0.3%
Credit Suisse First Boston
4.600% due 07/03/2006	5,000		5,000

(Dated 06/30/2006. Collateralized by U.S. Treasury Notes 3.250% due 08/15/2007 valued at $5,109. Repurchase proceeds are $5,002.)
Tri-Party Repurchase Agreement 0.4%
State Street Bank
4.900% due 07/03/2006	5,890		5,890
(Dated 06/30/2006. Collateralized by U.S. Treasury Bills 0.000% due 12/28/2006 valued at $6,011. Repurchase proceeds are $5,892.)

U.S. Treasury Bills 0.4%
4.787% due 08/31/2006-09/14/2006 (b)(c)(d)	6,505		6,436

Total Short-Term Instruments (Cost $763,398)			763,347

Total Investments (a) 99.9% (Cost $1,592,001)			$1,586,704
Written Options (f) (0.0%) (Premiums $1,304)			(501)
Other Assets and Liabilities (Net) 0.1%			2,100

Net Assets 100.0%			$1,588,303

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) As of June 30, 2006, portfolio securities with an aggregate market value of $34,646 were valued in good faith and pursuant to guidelines established by the Board of Trustees.

(b) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(c) Securities with an aggregate market value of $3,465 have been pledged as collateral for swap and swaption contracts on June 30, 2006.

(d) Securities with an aggregate market value of $2,478 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	1,132	$(1,349)
90-Day Eurodollar September Futures	Long	09/2006	651	(1,103)
U.S. Treasury 5-Year Note September Futures	Long	09/2006	359	(203)

				$(2,655)

(e) Swap agreements outstanding on June 30, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2008	$53,000	$(47)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2016	19,800	245
Royal Bank of Scotland PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2011	3,300	(29)
UBS Warburg LLC	3-month USD-LIBOR	Pay	4.000%	06/21/2007	177,700	(553)
UBS Warburg LLC	3-month USD-LIBOR	Pay	5.000%	12/20/2008	20,000	(18)

						$(402)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.700%	03/20/2007	$8,100	$33
J.P. Morgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%	06/20/2007	3,000	(22)
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.200%	06/20/2007	700	9

						$20

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

(f) Written options outstanding on June 30, 2006:

Swaptions Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call -OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	10/04/2006	$9,000	$107	$0
Call -OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.210%	10/25/2006	25,800	117	28
Call -OTC 5-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	4.560%	10/18/2006	49,600	494	0
Call -OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.220%	04/19/2007	32,200	254	141
Call -OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.600%	06/29/2007	30,000	332	332

							$1,304	$501

(g) Short sales outstanding on June 30, 2006:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Valueà
U.S. Treasury Note	5.500%	05/15/2009	$2,850	$2,892	$2,904
U.S. Treasury Note	4.250%	08/15/2015	37,700	35,736	35,964

				$38,628	$38,868

à	Market value includes $702 of interest payable on short sales.

(h) Restricted security as of June 30, 2006:

Issuer Description	Coupon Rate	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as a Percentage of Net Assets
Morgan Stanley Warehouse Facilities	4.719%	08/16/2006	06/28/2004	$16,500	$16,500	1.04%

See accompanying notes

Schedule of Investments

Short-Term Portfolio II

June 30, 2006 (Unaudited)

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 15.3%
Banking & Finance 7.0%
Bombardier Capital, Inc.
7.090% due 03/30/2007 (i)		$1,000	$1,005
Citigroup, Inc.
5.199% due 05/02/2008		1,000	1,001
5.520% due 12/26/2008		1,400	1,401
Ford Motor Credit Co.
6.374% due 03/21/2007		4,600	4,585
6.320% due 09/28/2007		700	685
7.875% due 06/15/2010		150	138
General Electric Capital Corp.
5.220% due 05/10/2010		1,800	1,801
Goldman Sachs Group, Inc.
5.527% due 06/23/2009		4,300	4,302
HSBC Finance Corp.
5.459% due 09/15/2008		1,000	1,003
Lehman Brothers Holdings, Inc.
5.659% due 12/23/2010		1,500	1,503
MBNA Europe Funding PLC
5.336% due 09/07/2007		3,600	3,602
Mirage Resorts, Inc.
6.750% due 08/01/2007		1,500	1,513
Morgan Stanley
5.276% due 02/09/2009		1,200	1,202
Riggs Capital Trust
8.625% due 12/31/2026		2,290	2,413
Royal Bank of Scotland Plc
5.038% due 04/11/2008		1,200	1,201
VTB Capital S.A. for Vneshtorgbank
6.174% due 09/21/2007		1,600	1,601
Wachovia Bank N.A.
5.489% due 03/23/2009		2,500	2,500

			31,456

Industrials 5.0%
Browning-Ferris Industries, Inc.
6.375% due 01/15/2008		1,000	1,000
ConocoPhillips
5.028% due 04/11/2007		1,600	1,600
Constellation Brands, Inc.
8.625% due 08/01/2006		840	845
CSC Holdings, Inc.
7.875% due 12/15/2007		1,800	1,827
Enterprise Products Operating LP
4.000% due 10/15/2007		1,300	1,265
Historic TW, Inc.
8.180% due 08/15/2007		1,500	1,539
HJ Heinz Co.
6.428% due 12/01/2008		2,100	2,135
Host Marriott LP
9.500% due 01/15/2007		5,000	5,150
JC Penney Corp., Inc.
6.500% due 12/15/2007		2,000	2,019
News America Holdings, Inc.
7.430% due 10/01/2026		1,500	1,566
Southern Natural Gas Co.
6.700% due 10/01/2007		1,000	1,007
Starwood Hotels & Resorts Worldwide, Inc.
7.375% due 05/01/2007		1,100	1,112
Williams Cos., Inc.
6.375% due 10/01/2010		1,050	1,029

			22,094

Utilities 3.3%
AT&T, Inc.
5.380% due 11/14/2008		300	301
CMS Energy Corp.
8.900% due 07/15/2008		950	993
Dominion Resources, Inc.
5.790% due 09/28/2007		1,700	1,702
Entergy Gulf States, Inc.
3.600% due 06/01/2008		4,400	4,205
Florida Power Corp.
5.570% due 11/14/2008		700	701
Ohio Edison Co.
4.000% due 05/01/2008		40	39
Qwest Capital Funding, Inc.
6.375% due 07/15/2008		1,100	1,089
Southern Natural Gas Co.
6.125% due 09/15/2008		1,100	1,092
Sprint Capital Corp.
4.780% due 08/17/2006		1,950	1,948
Verizon Global Funding Corp.
5.300% due 08/15/2007		2,500	2,501

			14,571

Total Corporate Bonds & Notes (Cost $68,360)			68,121

MUNICIPAL BONDS & NOTES 0.2%
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2004
5.000% due 06/15/2035		1,000	1,015

Total Municipal Bonds & Notes (Cost $1,028)			1,015

U.S. GOVERNMENT AGENCIES 14.6%
Fannie Mae
3.500% due 04/25/2017		2,116	2,096
4.250% due 07/01/2017		20	20
4.264% due 01/01/2018		77	76
4.500% due 09/25/2012		2,457	2,429
4.610% due 11/01/2018		16	16
4.870% due 11/01/2017		13	13
4.874% due 01/01/2018 - 11/01/2018 (a)		47	47
4.919% due 06/01/2024		8	8
4.968% due 02/01/2024		9	10
5.111% due 09/07/2006		13,600	13,595
5.211% due 03/01/2044		3,333	3,349
5.411% due 10/01/2040		44	45
5.442% due 03/25/2034		6,332	6,340
5.500% due 07/01/2017 - 11/01/2017 (a)		2,049	2,015
5.672% due 09/25/2042		1,034	1,040
5.730% due 12/01/2017		7	7
5.731% due 09/17/2027		20	20
5.750% due 09/01/2031		104	107
5.781% due 07/18/2027		13	13
5.825% due 01/01/2033		144	146
5.844% due 02/25/2022 - 12/25/2022 (a)		5	5
5.944% due 08/25/2022		3	3
5.950% due 02/25/2044		2,500	2,478
5.994% due 12/25/2022		2	3
5.996% due 09/01/2031		1,964	2,006
6.044% due 09/25/2022		2	2
6.194% due 02/25/2023		1	1
6.344% due 08/25/2022		1	1
6.494% due 09/25/2023		224	231
Federal Home Loan Bank
3.000% due 10/10/2008		3,000	2,847
3.250% due 07/10/2013		200	186
3.500% due 05/20/2008		540	521
4.000% due 02/18/2009		5,000	4,828
Freddie Mac
3.300% due 12/30/2008		4,000	3,780
4.250% due 04/05/2007		7,425	7,355
4.500% due 08/15/2027		2,210	2,185
4.625% due 06/01/2018		103	102
4.870% due 06/01/2017		18	18
4.874% due 09/01/2017		21	21
5.000% due 05/15/2021		260	259
5.125% due 11/01/2018		49	50
5.353% due 02/01/2036		27	27
5.411% due 07/25/2044		6,549	6,530
5.500% due 11/01/2016 - 08/15/2030 (a)		281	281
5.513% due 11/01/2028		25	25
5.900% due 03/15/2020		1	1
6.000% due 03/15/2023		3	3
6.228% due 12/01/2025		28	29
Government National Mortgage Association
4.375% due 04/20/2030		49	49
4.750% due 07/20/2027		35	35

Total U.S. Government Agencies (Cost $65,613)			65,254

MORTGAGE-BACKED SECURITIES 9.1%
Banc of America Funding Corp.
4.626% due 02/20/2036		1,232	1,204
Bear Stearns Adjustable Rate Mortgage Trust
4.203% due 01/25/2034		693	690
4.736% due 01/25/2034		881	867
4.881% due 01/25/2034		490	481
3.738% due 11/25/2034		7,146	7,140
Bear Stearns Alt-A Trust
5.602% due 02/25/2034		561	562
Countrywide Alternative Loan Trust
5.602% due 02/25/2037		3,011	3,018
Countrywide Home Loan Mortgage Pass-Through Trust
5.088% due 05/25/2034		948	947
5.662% due 06/25/2035		4,335	4,333
CS First Boston Mortgage Securities Corp.
5.411% due 03/25/2032		50	50
First Republic Mortgage Loan Trust
5.499% due 08/15/2032		2,528	2,531
GSR Mortgage Loan Trust
4.541% due 09/25/2035		1,675	1,631
GSRPM Mortgage Loan Trust
6.022% due 01/25/2032		1,047	1,058
Harborview Mortgage Loan Trust
5.622% due 02/19/2034		3,407	3,416
Mellon Residential Funding Corp.
5.639% due 12/15/2030		3,669	3,683
Sequoia Mortgage Trust
5.647% due 10/20/2027		1,554	1,557
Structured Asset Mortgage Investments, Inc.
5.361% due 02/25/2036		97	97
5.542% due 05/25/2036		1,199	1,201
Washington Mutual, Inc.
5.592% due 12/25/2027		4,835	4,836
5.543% due 06/25/2042		558	559
5.259% due 05/25/2046		589	583

Total Mortgage-Backed Securities (Cost $40,525)			40,444

ASSET-BACKED SECURITIES 4.7%
Amortizing Residential Collateral Trust
5.612% due 07/25/2032		43	42
Bear Stearns Asset-Backed Securities, Inc.
5.411% due 01/25/2036		304	304
5.492% due 12/25/2042		753	753
Chase Funding Mortgage Loan Asset-Backed Certificates
5.642% due 08/25/2032		216	216
Contimortgage Home Equity Trust
5.879% due 03/15/2027		5	5
Countrywide Asset-Backed Certificates
5.692% due 05/25/2032		48	48
5.442% due 11/25/2035		71	72
Equity One ABS, Inc.
5.602% due 11/25/2032		998	1,000
First Franklin Mortgage Loan Asset-Backed Certificates
5.731% due 03/25/2034		98	98
GSAMP Trust
5.512% due 10/25/2033		356	357
5.612% due 03/25/2034		2,785	2,791
Home Equity Asset Trust
5.782% due 02/25/2033		1	1
Merrill Lynch Mortgage Investors, Inc.
5.352% due 05/25/2037		2,162	2,164
Novastar Home Equity Loan
5.597% due 04/25/2028		5	5
5.982% due 09/25/2031		206	206
Quest Trust
5.802% due 02/25/2034		20	20
5.641% due 06/25/2034		1,806	1,813
Renaissance Home Equity Loan Trust
5.762% due 08/25/2033		702	704
5.441% due 11/25/2034		1,142	1,148
Residential Asset Mortgage Products, Inc.
5.482% due 09/25/2013		175	175
5.652% due 12/25/2033		90	90
SACO I, Inc.
5.422% due 01/25/2036		1,056	1,057
Saxon Asset Securities Trust
5.592% due 01/25/2032		76	76
SLM Student Loan Trust
5.120% due 07/25/2013		1,583	1,584
5.110% due 01/26/2015		2,318	2,316
Soundview Home Equity Loan Trust
5.492% due 04/25/2035		789	789
Structured Asset Securities Corp.
5.371% due 01/25/2033		52	52
5.452% due 12/25/2035		2,057	2,058
SVO Timeshare Mortgage Corp.
5.470% due 10/20/2013		171	170
Truman Capital Mortgage Loan Trust
5.662% due 01/25/2034		866	869

Total Asset-Backed Securities (Cost $20,949)			20,983

	Notional Amount (000s)
PURCHASED CALL OPTIONS 0.0%
2-Year Interest Rate Swap (OTC) Pay 3-Month USD-LIBOR Floating Rate Index
Strike @ 5.500% Exp. 06/29/2007		19,000	91
Strike @ 4.500% Exp. 10/04/2006		16,300	0
Strike @ 5.080% Exp. 04/19/2007		8,500	12
Strike @ 5.130% Exp. 10/25/2006		76,000	23

Total Purchased Call Options (Cost $334)			126

	# of Contracts
PURCHASED PUT OPTIONS 0.0%
90-Day Eurodollar December Futures (CME)
Strike @ $91.750 Exp. 12/18/2006		130	1

Total Purchased Put Options (Cost $1)			1

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS (h) 56.7%
Certificates of Deposit 1.3%
Countrywide Bank N.A.
5.091% due 09/15/2006		$6,000	6,000

Commercial Paper 37.8%
Bank of Ireland
5.100% due 08/23/2006		12,100	12,013
Barclays U.S. Funding Corp.
5.105% due 08/22/2006		12,100	12,014
BNP Paribas Finance
5.079% due 08/22/2006		12,100	12,015
Cox Communications, Inc.
4.720% due 07/17/2006		1,594	1,594
4.990% due 09/15/2006		900	900
Danske Corp.
4.955% due 07/20/2006		9,400	9,378
5.080% due 08/24/2006		4,000	3,971
Dexia Delaware LLC
5.275% due 07/06/2006		10,200	10,195
4.980% due 07/25/2006		3,100	3,091
DnB NORBank ASA
4.960% due 07/17/2006		13,200	13,174
Fannie Mae
4.809% due 07/05/2006		4,800	4,799
Federal Home Loan Bank
5.030% due 07/03/2006		12,200	12,200
Nordea N.A., Inc.
4.880% due 07/06/2006		13,100	13,095
Rabobank USA Financial Corp.
5.250% due 07/03/2006		12,200	12,200
Societe Generale N.A.
5.270% due 07/03/2006		100	100
4.985% due 08/22/2006		6,300	6,256
5.100% due 08/24/2006		7,100	7,048
TotalFinaElf Capital S.A.
5.270% due 07/03/2006		12,200	12,200
UBS Finance Delaware LLC
5.270% due 07/03/2006		900	900
4.890% due 07/06/2006		9,500	9,496
4.990% due 08/22/2006		3,100	3,078
Westpac Banking Corp.
4.980% due 07/24/2006		4,200	4,188
5.120% due 09/01/2006		4,700	4,656

			168,561

France Treasury Bills 3.1%
2.751% due 09/14/2006	EUR	10,960	13,938

Germany Treasury Bills 13.4%
2.726% due 08/16/2006-10/18/2006		46,810	59,612

U.S. Treasury Bills 1.0% (c)(d)
4.736% due 09/14/2006		$4,620	4,568

Repurchase Agreement 0.1%
State Street Bank
4.900% due 07/03/2006		270	270
(Dated 06/30/2006. Collateralized by Federal Home Loan Bank 3.375% due 02/23/2007 valued at $279. Repurchase proceeds are $270.)

Total Short-Term Instruments (Cost $249,701)			252,949

Total Investments (b) 100.6% (Cost $446,511)			$448,893
Written Options (f) (0.5%) (Premiums $1,153)			(2,381)
Other Assets and Liabilities (Net) (0.1%)			(398)

Net Assets 100.0%			$446,114

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(b) As of June 30, 2006, portfolio securities with an aggregate market value of $50 were valued in good faith and pursuant to guidelines established by the Board of Trustees.

(c) Securities with an aggregate market value of $742 have been pledged as collateral for swap and swaption contracts on June 30, 2006.

(d) Securities with an aggregate market value of $3,332 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	20	$(9)

(e)	Swap agreements outstanding on June 30, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2016	$6,900	$85
J.P. Morgan Chase & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2011	5,200	(46)
Lehman Brothers, Inc.	3-month USD-LIBOR plus 1.150%	Receive	7.430%	10/01/2006	1,500	(7)
Royal Bank of Scotland PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2011	2,900	(25)
UBS Warburg LLC	3-month USD-LIBOR	Pay	4.000%	06/21/2007	31,700	(100)

						$(93)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%	09/20/2006	$3,600	$6
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.500%	09/20/2007	900	(3)

						$3

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

(f) Written options outstanding on June 30, 2006:

Options	on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Put - CME 90-Day Eurodollar September Futures	$95.250	09/18/2006	1,043	$805	$2,164

Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	10/04/2006	$2,000	$24	$0
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.210%	10/25/2006	15,500	70	17
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.540%	10/04/2006	5,000	60	0
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.220%	04/19/2007	3,700	29	16
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.600%	06/29/2007	8,000	88	88
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.210%	10/25/2006	17,200	67	19

							$338	$140

Foreign Currency Options

Description		Exercise Price	Expiration Date	Notional Amount	Premium	Value
Put - OTC U.S. dollar versus Japanese Yen	JPY	112.000	07/26/2006	$6,800	$10	$24

Options on Securities

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - OTC News America Holdings 7.430% due 10/01/2026	$100	10/01/2006	1,500,000	$0	$53

(g)	Short sales outstanding on June 30, 2006:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value à
U.S. Treasury Note	4.250%	08/15/2015	$3,700	$3,507	$3,530

à	Market value includes $66 of interest payable on short sales.

(h) Forward foreign currency contracts outstanding on June 30, 2006:

Type		Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	164	07/2006	$0	$(2)	$(2)
Sell		164	07/2006	0	(4)	(4)
Buy		164	09/2006	4	0	4
Buy	CLP	37,459	07/2006	0	(3)	(3)
Sell		37,460	07/2006	0	0	0
Buy		37,460	09/2006	0	0	0
Buy	CNY	4,014	03/2007	0	(4)	(4)
Buy	EUR	4,899	07/2006	113	0	113
Sell		62,448	07/2006	3	(2,249)	(2,246)
Buy	IDR	1,243,200	08/2006	0	(6)	(6)
Buy	INR	3,158	09/2006	0	(2)	(2)
Buy	JPY	90,000	07/2006	12	0	12
Buy		1,914,501	08/2006	0	(435)	(435)
Sell		231,480	08/2006	38	(11)	27
Buy	KRW	241,280	09/2006	0	(5)	(5)
Buy	MXN	838	09/2006	0	(2)	(2)
Buy	PLN	637	09/2006	0	(12)	(12)
Buy	RUB	6,183	08/2006	2	0	2
Buy	SGD	125	08/2006	0	(1)	(1)
Buy	SKK	6,340	09/2006	0	(6)	(6)
Buy	TWD	1,864	08/2006	0	(2)	(2)
Buy	ZAR	1,020	08/2006	0	(26)	(26)
Sell		1,020	08/2006	7	0	7
Buy		1,020	10/2006	0	(7)	(7)

				$179	$(2,777)	$(2,598)

(i) Restricted security as of June 30, 2006:

Issuer Description	Coupon Rate	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as a Percentage of Net Assets
Bombardier Capital, Inc.	7.090%	03/30/2007	07/12/2005	$1,009	$1,005	0.23%

See accompanying notes

Schedule of Investments

U.S. Government Sector Portfolio

June 30, 2006 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 2.5%
Banking & Finance 2.3%
Allstate Life Global Funding Trusts
5.160% due 01/25/2008	$11,600	$11,618
CIT Group, Inc.
5.837% due 09/22/2006	7,000	7,006
Goldman Sachs Group, Inc.
5.280% due 10/27/2006	7,700	7,704
5.162% due 01/09/2007	60,000	60,056
5.265% due 06/28/2010	11,600	11,670
5.414% due 10/07/2011	2,000	2,016
Lehman Brothers Holdings, Inc.
5.180% due 01/23/2009	10,000	10,011
Morgan Stanley
5.276% due 02/09/2009	24,300	24,344
Postal Square LP
6.500% due 06/15/2022	4,030	4,117
Pricoa Global Funding I
4.703% due 01/25/2008	10,000	10,016
SLM Corp.
5.320% due 07/25/2007	1,000	1,003
U.S. Trade Funding Corp.
4.260% due 11/15/2014	11,148	10,703

		160,264

Industrials 0.2%
DaimlerChrysler N.A. Holding Corp.
5.780% due 09/10/2007	15,000	15,049

Utilities 0.0%
Public Service Enterprise Group, Inc.
5.799% due 09/21/2008	3,000	3,006

Total Corporate Bonds & Notes (Cost $178,308)		178,319

MUNICIPAL BONDS & NOTES 0.3%
Dawson Ridge, Colorado Metropolitan District No. 1 General Obligation Bonds, Series 1992
0.000% due 10/01/2022	32,400	14,624
Iowa State Tobacco Settlement Authority Revenue Notes, Series 2005
6.500% due 06/01/2023	2,965	2,916

Total Municipal Bonds & Notes (Cost $17,286)		17,540

U.S. GOVERNMENT AGENCIES 23.6%
Fannie Mae
3.854% due 10/01/2033	28,847	28,067
4.500% due 10/25/2015 - 10/25/2022 (c)	18,403	17,968
4.605% due 01/01/2018	127	127
4.685% due 02/25/2036	10,700	10,368
4.750% due 09/01/2017 - 01/01/2018 (c)	68	69
4.862% due 03/01/2018	41	41
4.874% due 11/01/2020	40	40
4.876% due 12/01/2035	1,957	1,928
5.000% due 10/25/2013	1,093	1,081
5.003% due 09/01/2033	19	19
5.030% due 08/01/2014	61	61
5.041% due 11/28/2035	6,600	6,606
5.147% due 12/01/2029	266	269
5.211% due 02/01/2041 - 10/01/2044 (c)	35,983	36,150
5.240% due 01/01/2036	10,542	10,403
5.247% due 06/01/2032	37	37
5.249% due 04/26/2035	2,159	2,160
5.250% due 06/15/2008 - 01/28/2013 (c)	7,935	7,853
5.302% due 05/28/2035	101	101
5.361% due 12/01/2029	19	20
5.380% due 12/01/2029	110	111
5.383% due 02/01/2026	15	15
5.389% due 05/01/2032	89	90
5.402% due 07/25/2035	10,000	10,010
5.411% due 11/01/2030	5	5
5.412% due 09/25/2035	14,600	14,617
5.415% due 09/01/2032	7	7
5.432% due 07/25/2032	932	931
5.442% due 06/25/2033 - 03/25/2034 (c)	7,751	7,756
5.452% due 03/25/2036	7,777	7,782
5.472% due 03/01/2026	26	26
5.482% due 03/25/2032	1,398	1,399
5.500% due 07/01/2028 - 07/13/2036 (c)	175,740	169,215
5.582% due 06/25/2032	8	8
5.606% due 09/01/2031	342	350
5.625% due 05/01/2022	16	16
5.650% due 11/01/2014	35	35
5.662% due 11/25/2032	46	46
5.672% due 12/01/2032 - 05/25/2042 (c)	1,477	1,482
5.686% due 09/01/2028	226	230
5.699% due 05/01/2025	30	31
5.750% due 09/01/2022	11	11
5.771% due 10/01/2032	115	115
5.774% due 12/01/2029	22	23
5.785% due 12/01/2022	87	88
5.794% due 08/25/2021 - 03/25/2022 (c)	229	231
5.800% due 02/09/2026	30,000	28,959
5.828% due 06/01/2021	4,051	4,129
5.847% due 08/01/2028	14	15
5.875% due 12/01/2031	51	52
5.944% due 08/25/2022	73	74
5.950% due 02/25/2044	14,800	14,671
5.977% due 11/01/2035	3,447	3,522
6.000% due 12/01/2022 - 09/01/2033 (c)	490	486
6.020% due 07/01/2018	1,088	1,119
6.044% due 04/25/2022	97	99
6.210% due 08/06/2038	14,200	15,382
6.222% due 04/25/2032	1,629	1,669
6.290% due 09/01/2026	1,202	1,223
6.388% due 10/01/2025	42	43
6.396% due 06/01/2025	22	22
6.408% due 01/01/2029	124	126
6.660% due 06/01/2028	72	74
6.972% due 03/01/2026	32	33
Federal Farm Credit Bank
3.060% due 01/30/2007	16,235	16,009
5.100% due 10/15/2012	2,000	1,939
5.261% due 07/28/2006	25,000	25,002
Federal Home Loan Bank
2.850% due 08/06/2007	6,000	5,834
3.450% due 01/23/2008	17,205	16,693
3.875% due 10/23/2006	148,000	147,316
4.000% due 07/14/2008 - 03/18/2011 (c)	50,110	48,246
4.020% due 08/01/2006	73,425	73,341
4.070% due 07/16/2014	1,000	906
4.125% due 11/17/2008	44,600	43,309
4.200% due 02/05/2007	14,000	13,475
4.280% due 05/18/2009	46,660	45,236
5.120% due 01/10/2013	5,000	4,839
5.125% due 08/15/2019	98,000	93,185
Freddie Mac
0.000% due 12/11/2025	9,084	3,085
3.000% due 05/15/2022	2,300	2,202
3.500% due 02/15/2010 - 05/15/2022 (c)	9,378	9,300
3.750% due 11/15/2006	155,415	154,489
4.000% due 05/15/2016 - 10/15/2023 (c)	37,409	36,603
4.103% due 08/01/2019	63	63
4.250% due 04/15/2023	3,800	3,718
4.375% due 11/16/2007	10,000	9,855
4.431% due 02/01/2018	74	73
4.500% due 02/15/2015 - 09/15/2035 (c)	17,174	15,297
4.715% due 06/01/2035	32,889	31,826
4.867% due 02/01/2032	166	167
5.000% due 03/18/2014 - 01/15/2034 (c)	61,280	59,098
5.059% due 12/01/2031	44	44
5.131% due 08/01/2020	64	64
5.204% due 02/01/2032	59	60
5.211% due 10/25/2044 - 02/25/2045 (c)	22,579	22,663
5.411% due 05/01/2032 - 07/25/2044 (c)	11,956	11,922
5.419% due 02/01/2025	26	26
5.481% due 08/01/2031	17	18
5.500% due 08/15/2030 - 06/15/2034 (c)	10,494	9,738
5.549% due 12/15/2030 - 06/15/2031 (c)	5,387	5,395
5.557% due 07/01/2029	86	88
5.563% due 07/25/2031	1,781	1,782
5.599% due 05/15/2029	620	622
5.603% due 12/01/2031	204	208
5.625% due 11/23/2035	74,000	67,645
5.676% due 04/01/2027	61	62
5.688% due 03/01/2025	4	4
5.694% due 09/01/2031	2	2
5.699% due 06/15/2030 - 12/15/2032 (c)	1,827	1,856
5.700% due 02/15/2031	51	51
5.749% due 06/15/2031	532	541
5.750% due 01/15/2012	127,300	128,949
5.865% due 10/01/2031	18	18
5.950% due 02/15/2027	43	44
6.000% due 12/01/2027	62	63
6.009% due 02/01/2024	103	104
6.034% due 07/01/2020	306	309
6.113% due 01/01/2032	156	159
6.500% due 10/25/2043	2,937	2,946
6.625% due 04/01/2032	21	21
6.665% due 11/01/2018	0	0
7.000% due 12/01/2031	138	142
Government National Mortgage Association
4.250% due 02/20/2030	4,256	4,246
4.375% due 04/20/2023 - 04/20/2032 (c)	3,356	3,363
4.750% due 07/20/2025 - 08/20/2026 (c)	1,749	1,753
5.000% due 05/20/2034	23,484	19,536
5.125% due 10/20/2023 - 10/20/2024 (c)	230	231
5.375% due 02/20/2024	146	146
6.500% due 04/15/2029 - 06/15/2029 (c)	197	199
8.500% due 03/20/2025	125	131
Housing Urban Development
3.090% due 08/01/2006	4,000	3,993
4.930% due 08/01/2014	4,000	3,844
Small Business Administration
4.500% due 03/01/2023	1,327	1,236
4.770% due 04/01/2024	10,489	9,879
4.875% due 09/10/2013 - 05/25/2021 (c)	3,450	3,351
4.930% due 01/01/2024	8,705	8,302
5.000% due 03/25/2025	1,108	1,120
5.100% due 11/25/2024	654	663
5.136% due 08/10/2013	22,772	22,054
5.375% due 01/25/2022	492	497
5.500% due 07/25/2025	666	673
5.600% due 01/25/2019	1,381	1,396
5.750% due 05/25/2025	976	986
7.060% due 11/01/2019	2,074	2,145
7.220% due 11/01/2020	1,942	2,041
7.449% due 08/01/2010	353	369
8.017% due 02/10/2010	1,519	1,594
Small Business Administration Participation Certificates
4.760% due 09/01/2035	36,225	34,306
5.240% due 08/01/2023	5,509	5,361
Tennessee Valley Authority
5.375% due 04/01/2056	22,600	21,445

Total U.S. Government Agencies (Cost $1,718,913)		1,681,208

U.S. TREASURY OBLIGATIONS 14.8%
Treasury Inflation Protected Securities (b)
2.375% due 01/15/2025	31,205	30,381
2.000% due 01/15/2026	5,582	5,113
U.S. Treasury Bonds
6.250% due 08/15/2023	900	993
6.000% due 02/15/2026	336,300	364,386
4.500% due 02/15/2036	106,550	95,570
U.S. Treasury Notes
4.000% due 09/30/2007	500,000	492,696
4.250% due 01/15/2011	54,900	53,028
4.500% due 02/28/2011	12,500	12,180

Total U.S. Treasury Obligations (Cost $1,084,047)		1,054,347

MORTGAGE-BACKED SECURITIES 12.2%
Banc of America Funding Corp.
4.627% due 02/20/2036	50,898	49,731
Banc of America Mortgage Securities
5.447% due 10/20/2032	1,167	1,166
6.500% due 09/25/2033	1,832	1,826
Bear Stearns Adjustable Rate Mortgage Trust
5.342% due 02/25/2033	640	638
5.325% due 03/25/2033	138	137
5.062% due 04/25/2033	1,346	1,333
5.389% due 04/25/2033	1,534	1,511
4.679% due 12/25/2033	1,796	1,769
4.196% due 01/25/2034	1,977	1,967
3.723% due 11/25/2034	15,106	15,092
4.625% due 10/25/2035	9,070	8,762
4.750% due 11/25/2035	30,765	30,198
Bear Stearns Alt-A Trust
5.622% due 10/25/2033	1,412	1,413
5.602% due 02/25/2034	2,440	2,442
CBA Commercial Small Balance Commercial Mortgage
5.098% due 12/25/2034	7,966	7,981
Citicorp Mortgage Securities, Inc.
5.750% due 02/25/2033	49	49
Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035	36,721	36,013
4.900% due 12/25/2035	6,931	6,883
4.900% due 02/25/2036	75,568	73,971
Commercial Mortgage Pass-Through Certificates
5.379% due 03/15/2020	7,700	7,706
Countrywide Alternative Loan Trust
5.532% due 05/25/2035	5,257	5,261
4.500% due 06/25/2035	3,638	3,565
5.291% due 02/25/2036	17,253	17,282
5.500% due 03/25/2036	13,875	13,712
5.522% due 05/25/2036	1,959	1,959
Countrywide Home Loan Mortgage Pass-Through Trust
5.088% due 04/25/2034	492	492
5.602% due 08/25/2034	1,299	1,301
5.652% due 02/25/2035	5,878	5,904
5.662% due 02/25/2035	3,373	3,389
5.045% due 04/25/2035	3,035	3,041
5.612% due 04/25/2035	2,703	2,715
5.552% due 05/25/2035	8,492	8,484
5.662% due 06/25/2035	552	552
CS First Boston Mortgage Securities Corp.
6.300% due 11/11/2030	538	545
5.148% due 03/25/2032	1,146	1,145
5.708% due 05/25/2032	175	175
6.222% due 06/25/2032	273	275
5.872% due 04/25/2033	266	266
5.368% due 08/25/2033	3,755	3,757
CSAB Mortgage-Backed Trust
5.485% due 06/25/2036	14,134	14,152
Downey Savings & Loan Association Mortgage Loan Trust
5.512% due 08/19/2045	3,882	3,890
First Republic Mortgage Loan Trust
5.642% due 06/25/2030	2,013	2,016
5.449% due 11/15/2030	2,000	2,009
Freddie Mac
7.275% due 07/25/2011	2,568	2,530
GMAC Commercial Mortgage Securities, Inc.
6.957% due 09/15/2035	410	428
Greenpoint Mortgage Funding Trust
5.542% due 05/25/2045	4,410	4,426
GSR Mortgage Loan Trust
4.548% due 09/25/2035	2,430	2,407
5.506% due 04/25/2036	21,081	21,052
GSRPM Mortgage Loan Trust
6.022% due 01/25/2032	838	846
Harborview Mortgage Loan Trust
5.622% due 02/25/2034	6,879	6,897
5.472% due 05/19/2035	6,685	6,700
Impac CMB Trust
5.722% due 07/25/2033	397	397
Indymac Index Mortgage Loan Trust
5.148% due 09/25/2034	6,680	6,701
5.642% due 01/25/2035	23,441	23,581
5.402% due 06/25/2046	679	680
LB-UBS Commercial Mortgage Trust
3.323% due 03/15/2027	4,200	4,048
Lehman XS Trust
5.402% due 06/25/2036	35,800	35,856
5.402% due 04/25/2046	14,308	14,310
5.412% due 05/25/2046	6,937	6,926
MASTR Adjustable Rate Mortgages Trust
5.196% due 05/25/2034	1,347	1,331
MASTR Asset Securitization Trust
5.500% due 09/25/2033	1,470	1,406
Mellon Residential Funding Corp.
5.639% due 12/15/2030	5,659	5,681
5.549% due 11/15/2031	5,552	5,563
Merrill Lynch Mortgage Investors, Inc.
4.910% due 12/25/2032	923	904
Morgan Stanley Capital
4.490% due 01/13/2041	350	328
Prime Mortgage Trust
5.000% due 02/25/2019	8,154	7,968
RAAC Series
5.000% due 09/25/2034	1,798	1,767
Residential Accredit Loans, Inc.
5.722% due 01/25/2033	3,638	3,651
5.722% due 03/25/2033	8,934	8,960
5.532% due 03/25/2046	32,400	32,430
Residential Asset Mortgage Products, Inc.
8.500% due 10/25/2031	2,454	2,543
Residential Funding Mortgage Security I
6.500% due 03/25/2032	535	533
Sequoia Mortgage Trust
5.602% due 10/19/2026	5,876	5,892
5.607% due 06/20/2032	975	976
5.617% due 07/20/2033	8,837	8,880
5.737% due 07/20/2033	4,986	5,009
Structured Adjustable Rate Mortgage Loan Trust
5.682% due 01/25/2035	3,126	3,155
Structured Asset Mortgage Investments, Inc.
5.602% due 03/19/2034	3,372	3,379
5.542% due 07/19/2034	2,633	2,636
5.540% due 05/25/2035	2,000	2,006
5.542% due 09/25/2035	55,373	55,456
Washington Mutual MSC Mortgage Pass-Through Certificates
5.388% due 02/25/2033	425	422
6.094% due 02/25/2033	28	28
6.245% due 05/25/2033	302	301
Washington Mutual, Inc.
5.592% due 12/25/2027	14,648	14,650
4.065% due 10/25/2033	6,300	6,094
5.009% due 02/27/2034	2,129	2,102
5.084% due 05/25/2041	3,041	3,053
5.543% due 06/25/2042	5,238	5,248
5.512% due 04/25/2045	5,400	5,403
5.552% due 04/25/2045	14,485	14,500
5.612% due 10/25/2045	10,942	11,012
5.582% due 12/25/2045	8,074	8,101
5.592% due 12/26/2045	6,068	6,088
5.259% due 05/25/2046	3,340	3,306
5.123% due 06/25/2046	14,173	14,173
5.259% due 07/25/2046	22,400	22,379
Wells Fargo Mortgage-Backed Securities Trust
4.490% due 11/25/2033	813	756
4.320% due 07/25/2035	12,100	11,717
4.950% due 03/25/2036	97,311	95,993

Total Mortgage-Backed Securities (Cost $872,638)		870,040

ASSET-BACKED SECURITIES 9.2%
AAA Trust
5.422% due 11/26/2035	2,889	2,893
ACE Securities Corp.
5.432% due 10/25/2035	2,113	2,115
5.392% due 12/25/2035	4,688	4,692
5.472% due 12/25/2035	5,700	5,706
5.402% due 02/25/2036	4,449	4,453
Ameriquest Mortgage Securities, Inc.
5.402% due 03/25/2035	4,584	4,588
5.432% due 10/25/2035	651	652
Argent Securities, Inc.
5.422% due 11/25/2035	4,614	4,618
5.462% due 12/25/2035	7,922	7,928
5.402% due 03/25/2036	9,278	9,286
5.382% due 05/25/2036	5,205	5,205
5.392% due 05/25/2036	4,089	4,089
Asset-Backed Securities Corp. Home Equity
5.719% due 06/15/2031	486	488
5.739% due 11/15/2031	98	98
5.422% due 07/25/2035	681	682
Basic Asset-Backed Securities Trust
5.402% due 04/25/2036	3,912	3,916
Bayview Financial Acquisition Trust
5.791% due 05/28/2034	1,124	1,125
Bear Stearns Asset-Backed Securities, Inc.
5.652% due 10/25/2032	206	206
5.572% due 04/25/2035	1,701	1,704
5.592% due 07/25/2035	3,283	3,286
5.402% due 11/25/2035	3,045	3,045
5.392% due 12/25/2035	4,409	4,409
5.822% due 11/25/2042	6,158	6,180
Carrington Mortgage Loan Trust
5.362% due 09/25/2008	3,304	3,306
5.406% due 07/25/2031	14,180	14,189
Centex Home Equity
5.392% due 03/25/2035	24	24
5.432% due 10/25/2035	1,056	1,057
5.372% due 06/25/2036	13,190	13,197
Centex Home Equity Co. LLC
5.492% due 01/25/2025	27	27
Chase Credit Card Master Trust
5.579% due 11/17/2008	4,300	4,304
Chase Funding Mortgage Loan Asset-Backed Certificates
5.822% due 10/25/2031	2,909	2,911
CIT Group Home Equity Loan Trust
5.592% due 06/25/2033	1,650	1,655
Citigroup Mortgage Loan Trust, Inc.
5.420% due 08/25/2036	8,400	8,403
5.402% due 12/27/2036	7,996	8,003
Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	2,000	1,587
Countrywide Asset-Backed Certificates
5.802% due 12/25/2031	481	481
5.482% due 08/25/2033	6,164	6,168
5.392% due 02/25/2036	5,122	5,126
5.452% due 02/25/2036	4,108	4,111
5.392% due 03/25/2036	3,423	3,423
5.392% due 04/25/2036	3,594	3,597
5.160% due 07/25/2036	21,900	21,927
5.395% due 07/25/2036	10,300	10,306
Credit-Based Asset Servicing & Securitization
5.422% due 08/25/2035	4,095	4,098
CS First Boston Mortgage Securities Corp.
5.632% due 01/25/2032	260	260
FBR Securitization Trust
5.432% due 10/25/2035	3,190	3,193
5.442% due 12/25/2035	3,245	3,248
First Franklin Mortgage Loan Asset-Backed Certificates
5.432% due 03/25/2025	1,201	1,202
5.782% due 09/25/2030	965	965
5.731% due 02/25/2034	535	533
5.392% due 03/25/2035	2,697	2,699
5.412% due 01/25/2036	16,843	16,857
5.415% due 07/25/2036	4,400	4,393
First NLC Trust
5.442% due 02/25/2036	16,793	16,805
Fremont Home Loan Trust
5.412% due 01/25/2036	10,155	10,163
GE-WMC Mortgage Securities LLC
5.422% due 01/25/2036	4,008	4,011
GSAMP Trust
5.672% due 06/25/2034	869	870
5.412% due 11/25/2035	2,590	2,592
5.432% due 01/25/2036	3,643	3,646
4.664% due 02/25/2036	5,544	5,548
5.392% due 04/25/2036	6,527	6,527
GSR Mortgage Loan Trust
5.422% due 12/25/2030	4,590	4,593
GSRPM Mortgage Loan Trust
5.461% due 09/25/2042	4,783	4,811
HFC Home Equity Loan Asset-Backed Certificates
5.617% due 09/20/2033	2,348	2,357
Home Equity Asset Trust
5.782% due 02/25/2033	1	1
5.402% due 05/25/2036	3,560	3,560
Home Equity Mortgage Trust
5.442% due 07/25/2035	183	183
5.412% due 04/25/2036	2,579	2,580
HSI Asset Securitization Corp. Trust
5.402% due 12/25/2035	3,489	3,492
Indymac Residential Asset-Backed Trust
5.412% due 03/25/2036	9,858	9,865
5.422% due 03/25/2036	5,094	5,098
JP Morgan Mortgage Acquisition Corp.
5.392% due 01/25/2026	5,359	5,364
5.382% due 01/25/2032	5,089	5,089
5.392% due 02/25/2036	2,563	2,563
LA Arena Funding LLC
7.656% due 12/15/2026	89	92
Long Beach Mortgage Loan Trust
5.432% due 06/25/2035	1,971	1,972
5.412% due 01/25/2036	10,316	10,324
5.392% due 03/25/2036	6,131	6,131
5.382% due 04/25/2036	11,714	11,714
MASTR Asset Backed Securities Trust
5.432% due 11/25/2035	13,097	13,107
5.402% due 12/25/2035	2,620	2,622
5.402% due 01/25/2036	2,597	2,599
5.392% due 02/25/2036	34,470	34,476
MBNA Credit Card Master Note Trust
5.699% due 03/15/2010	11,100	11,164
Merrill Lynch Mortgage Investors, Inc.
5.445% due 06/25/2012	3,400	3,402
5.422% due 06/25/2036	367	368
5.479% due 06/25/2036	6,000	6,001
5.382% due 03/25/2037	5,185	5,185
Mid-State Trust
7.340% due 07/01/2035	371	386
Morgan Stanley ABS Capital I Inc.
5.132% due 06/25/2036	16,200	16,197
Morgan Stanley Dean Witter Capital I Inc.
5.652% due 07/25/2032	47	47
5.392% due 03/25/2036	7,156	7,161
Nelnet Student Loan Trust
5.174% due 08/23/2011	4,980	4,983
5.225% due 10/27/2014	3,500	3,498
5.190% due 10/25/2016	4,200	4,203
New Century Home Equity Loan Trust
5.382% due 05/25/2036	3,880	3,885
5.420% due 08/25/2036	10,600	10,607
Nissan Auto Lease Trust
2.900% due 08/15/2007	783	781
Novastar Home Equity Loan
5.982% due 09/25/2031	430	430
NPF XII, Inc.
2.463% due 11/01/2024 (a)	10,000	600
Popular ABS Mortgage Pass-Through Trust
5.432% due 09/25/2035	1,210	1,210
Renaissance Home Equity Loan Trust
5.672% due 08/25/2032	30	30
5.822% due 12/25/2033	2,786	2,810
5.472% due 10/25/2035	2,424	2,426
Residential Asset Mortgage Products, Inc.
5.402% due 12/25/2007	3,820	3,823
5.422% due 11/25/2024	5,215	5,218
5.492% due 05/25/2027	392	393
5.652% due 12/25/2033	718	718
5.572% due 02/25/2034	1,102	1,103
5.402% due 01/25/2036	17,109	17,122
Residential Asset Securities Corp.
5.402% due 10/27/2024	6,236	6,241
5.422% due 09/25/2025	459	460
5.392% due 06/25/2027	5,531	5,536
5.592% due 04/25/2032	1,596	1,597
5.622% due 01/25/2034	38	39
5.422% due 08/25/2035	2,469	2,471
5.412% due 01/25/2036	8,140	8,147
5.392% due 03/25/2036	2,321	2,321
5.425% due 06/25/2036	6,744	6,743
5.297% due 07/25/2036	14,300	14,309
Residential Funding Mortgage Securities II, Inc.
5.462% due 05/25/2015	2,702	2,704
SACO I, Inc.
5.432% due 10/25/2033	1,988	1,989
5.402% due 01/25/2034	1,823	1,823
5.592% due 12/25/2035	3,486	3,487
Salomon Brothers Mortgage Securities
6.222% due 01/25/2032	147	147
5.622% due 03/25/2032	609	611
Saxon Asset Securities Trust
5.592% due 01/25/2032	242	242
5.582% due 08/25/2032	44	44
Securitized Asset-Backed Receivables LLC Trust
5.392% due 10/25/2035	2,183	2,185
5.442% due 01/25/2036	1,014	1,015
SG Mortgage Securities Trust
5.422% due 09/25/2035	2,184	2,186
SLM Student Loan Trust
5.120% due 10/25/2012	1,365	1,364
5.070% due 01/25/2013	10,106	10,109
5.110% due 01/25/2013	3,562	3,563
5.120% due 07/25/2013	2,176	2,178
Soundview Home Equity Loan Trust
5.432% due 05/25/2035	1,909	1,910
5.422% due 12/25/2035	1,940	1,942
5.392% due 02/25/2036	7,847	7,854
4.910% due 04/25/2036	3,051	3,052
5.392% due 05/25/2036	7,146	7,154
Structured Asset Securities Corp.
5.822% due 05/25/2032	450	450
5.218% due 05/25/2034	1,567	1,570
Susquehanna Auto Lease Trust
4.991% due 04/16/2007	1,430	1,434
Truman Capital Mortgage Loan Trust
5.662% due 01/25/2034	515	517
USAA Auto Owner Trust
5.030% due 11/17/2007	3,100	3,093
Wachovia Auto Owner Trust
4.820% due 02/20/2009	5,500	5,484
Wachovia Mortgage Loan Trust LLC
5.432% due 10/25/2035	1,921	1,922
Wachovia Student Loan Trust
5.429% due 10/25/2012	3,600	3,598
Washington Mutual Asset-Backed Certificates
5.392% due 02/25/2036	3,129	3,129

Total Asset-Backed Securities (Cost $659,287)		653,740

SOVEREIGN ISSUES 1.3%
Canada Mortgage & Housing Corp.
3.375% due 12/01/2008	27,900	26,690
Israel Government AID Bond
0.000% due 11/01/2024	178,000	64,340

Total Sovereign Issues (Cost $95,199)		91,030

	Notional Amount (000s)
PURCHASED CALL OPTIONS 0.1%
2-Year Interest Rate Swap (OTC) Pay 3-Month USD-LIBOR Floating Rate Index
Strike @ 5.250% Exp. 06/07/2007	1,014,000	2,783
2-Year Interest Rate Swap (OTC) Pay 3-Month USD-LIBOR Floating Rate Index
	840,000	4,032
Strike @ 4.500% Exp. 10/04/2006	290,000	0
Strike @ 4.730% Exp. 02/01/2007	600,000	112

Total Purchased Call Options (Cost $12,028)		6,927

	# of Contracts
PURCHASED PUT OPTIONS 0.0%
90-Day Eurodollar December Futures (CME)
Strike @ $92.000 Exp. 12/18/2006	8,468	53
Strike @ $92.250 Exp. 12/18/2006	10,200	64
Strike @ $92.500 Exp. 12/18/2006	2,220	14
Strike @ $92.750 Exp. 12/18/2006	12,964	81
90-Day Eurodollar June Futures (CME)
Strike @ $91.250 Exp. 06/18/2007	17,215	108
90-Day Eurodollar March Futures (CME)
Strike @ $92.000 Exp. 03/19/2007	9,843	61
90-Day Eurodollar September Futures (CME)
Strike @ $90.250 Exp. 09/17/2007	10,422	65
Strike @ $90.500 Exp. 09/17/2007	4,003	25
Strike @ $92.500 Exp. 09/18/2006	15,688	98
Strike @ $94.500 Exp. 09/18/2006	4,800	1,680

Total Purchased Put Options (Cost $1,300)		2,249

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 37.4%
Certificates of Deposit 4.7%
Citibank New York N.A.
5.110% due 08/04/2006	$150,000	150,000
5.135% due 08/17/2006	50,000	50,000
5.165% due 08/22/2006	13,000	13,000
Countrywide Bank N.A.
4.750% due 09/15/2006	20,700	20,700
Unicredito Italiano SpA
5.185% due 08/25/2006	100,000	100,001

		333,701

Commercial Paper 25.2%
ANZ National (Int’l) Ltd.
4.985% due 07/26/2006	200,000	199,363
ASB Bank Ltd.
5.120% due 07/17/2006	25,300	25,250
5.130% due 08/25/2006	42,700	42,378
5.130% due 08/28/2006	50,000	49,601
Bank of America Corp.
5.060% due 07/05/2006	22,000	21,994
5.100% due 08/22/2006	140,000	139,008
5.170% due 09/12/2006	50,000	49,450
Bank of Ireland
4.985% due 07/25/2006	100,000	99,695
Barclays U.S. Funding LLC
5.105% due 08/22/2006	197,300	195,901
Caisse d’Amortissement de la Dette Sociale
5.090% due 08/24/2006	30,000	29,779
Countrywide Funding Corp.
4.911% due 10/18/2006	39,600	39,600
Fannie Mae
4.885% due 07/26/2006	111,397	111,046
4.910% due 09/06/2006	3,500	3,465
Federal Home Loan Bank
4.989% due 07/05/2006	69,600	69,581
HBOS Treasury Services PLC
5.210% due 09/14/2006	52,300	51,708
Rabobank USA Financial Corp.
5.250% due 07/05/2006	200,000	199,942
Sanofi Aventis
5.180% due 09/06/2006	34,200	33,855
Santander Hispano Finance Delaware Inc.
5.180% due 09/07/2006	65,000	64,334
Societe Generale N.A.
5.070% due 08/21/2006	102,000	101,296
Spintab AB
5.100% due 08/24/2006	47,300	46,952
5.170% due 09/06/2006	6,300	6,236
TotalFinaElf Captial S.A.
5.270% due 07/03/2006	37,700	37,700
UBS Finance Delaware LLC
5.090% due 07/10/2006	2,100	2,098
5.000% due 08/25/2006	56,500	56,084
Westpac Banking Corp.
5.070% due 08/21/2006	100,000	99,310
5.185% due 10/10/2006	15,100	14,870

		1,790,496

Repurchase Agreement 4.1%
Lehman Brothers, Inc.
4.500% due 07/03/2006	291,000	291,000
(Dated 06/30/2006. Collateralized by U.S. Treasury Notes 3.250% due 08/15/2007 valued at $297,154. Repurchase proceeds are $291,109.)

Tri-Party Repurchase Agreements 0.1%
State Street Bank
4.900% due 07/03/2006	7,178	7,178
(Dated 06/30/2006. Collateralized by U.S. Treasury Bills 0.000% due 12/28/2006 valued at $7,800. Repurchase proceeds are $7,181.)

U.S. Treasury Bills 3.3%
4.771% due 08/31/2006-09/14/2006 (c)(e)(f)	230,095	233,443

Total Short-Term Instruments (Cost $2,656,157)		2,655,818

Total Investments (d) 101.4% (Cost $7,295,163)		$7,211,218
Written Options (h) (0.6%) (Premiums $30,372)		(43,058)
Other Assets and Liabilities (Net) (0.8%)		(57,310)

Net Assets 100.0%		$7,110,850

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Security is in default.

(b) Principal amount of security is adjusted for inflation.

(c) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d) As of June 30, 2006, portfolio securities with an aggregate market value of $196,797 were valued in good faith and pursuant to guidelines established by the Board of Trustees.

(e) Securities with an aggregate market value of $79,913 have been pledged as collateral for swap and swaption contracts on June 30, 2006.

(f) Securities with an aggregate market value of $112,417 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	35,647	$(49,529)
90-Day Eurodollar December Futures	Long	12/2007	5,826	(2,721)
90-Day Eurodollar March Futures	Long	03/2007	2,226	(2,194)
90-Day Eurodollar March Futures	Long	03/2008	5,826	(2,469)
90-Day Eurodollar June Futures	Long	06/2007	15,541	(11,505)
90-Day Eurodollar September Futures	Long	09/2006	14,000	(22,085)
90-Day Eurodollar September Futures	Long	09/2007	5,826	(3,153)
U.S. Treasury 2-Year Note September Futures	Long	09/2006	33	(25)
U.S. Treasury 5-Year Note September Futures	Long	09/2006	21,751	(11,993)
U.S. Treasury 10-Year Note September Futures	Long	09/2006	8,679	(3,841)
U.S. Treasury 30-Year Bond September Futures	Short	09/2006	3,088	1,231

				$(108,284)

(g) Swap agreements outstanding on June 30, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	3-month USD-LIBOR	Pay	5.000%	12/20/2036	$193,000	$(1,757)
Citibank N.A.	3-month USD-LIBOR	Pay	5.000%	12/20/2036	118,000	(1,073)
Deutsche Bank AG	3-month USD-LIBOR	Pay	5.000%	12/20/2036	167,900	(1,528)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2016	106,300	1,314
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2036	131,500	(2,142)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/20/2008	1,000,000	(894)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/20/2011	67,200	(600)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/20/2016	536,230	6,630
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/20/2036	6,000	(55)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2008	695,600	(622)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2011	536,300	(4,790)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2016	622,000	7,685
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2036	134,800	(1,234)
Royal Bank of Scotland PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2011	976,200	(8,564)
Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.000%	12/20/2016	27,570	338

						$(7,292)

(h) Written options outstanding on June 30, 2006:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Put - CME 90-Day Eurodollar December Futures	$95.000	12/18/2006	5,096	$2,014	$7,708
Put - CME 90-Day Eurodollar December Futures	95.250	12/18/2006	8,978	5,938	19,022
Put - CME 90-Day Eurodollar September Futures	94.750	09/18/2006	2,400	622	2,025

				$8,574	$28,755

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	Bank of America	3-month USD-LIBOR	Receive	4.50%	05/02/2008	$51,200	$1,024	$148
Put - OTC 7-Year Interest Rate Swap	Bank of America	3-month USD-LIBOR	Pay	5.50%	05/02/2008	51,200	1,214	1,531
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.54%	10/04/2006	124,000	1,463	0
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	4.50%	05/02/2008	113,000	2,497	326
Put - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Pay	5.50%	05/02/2008	113,000	2,678	3,378
Call - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.50%	05/02/2008	51,200	1,024	148
Put - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Pay	5.50%	05/02/2008	51,200	1,208	1,531
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.34%	06/07/2007	441,000	4,485	3,022
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.60%	06/29/2007	370,000	4,089	4,088
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	4.78%	02/01/2007	258,000	2,116	131

							$21,798	$14,303

(i) Short sales open on June 30, 2006 were as follows:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value à
U.S. Treasury Bond	5.375%	02/15/2031	$587,200	$604,658	$610,307
U.S. Treasury Note	4.500%	02/28/2011	12,500	12,238	12,374

				$616,896	$622,681

à	Market value includes $12,979 of interest payable on short sales.

See accompanying notes

Supplementary Notes to Schedule of Investments

1. Federal Income Tax Matters

At June 30, 2006, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amounts in thousands):

Fund Name	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)

All Asset All Authority Fund	$2,212	$(29,710)	$(27,498)
All Asset Fund	64,202	(335,501)	(271,299)
California Intermediate Municipal Bond Fund	2,123	(1,567)	556
CommodityRealReturn Strategy Fund®	476,418	(376,191)	100,227
Convertible Fund	4,958	(1,684)	3,274
Developing Local Markets Fund	1,311	(2,193)	(882)
Diversified Income Fund	15,640	(35,271)	(19,631)
Emerging Markets Bond Fund	71,397	(38,983)	32,414
European StocksPLUS® TR Strategy Fund	10	(187)	(177)
Far East (ex-Japan) StocksPLUS® TR Strategy Fund	22	(366)	(344)
Floating Income Fund	10,520	(5,729)	4,791
Foreign Bond Fund (Unhedged)	5,727	(28,735)	(23,008)
Foreign Bond Fund (U.S. Dollar-Hedged)	97,587	(51,984)	45,603
Fundamental IndexPLUS™ Fund	572	(193)	379
Fundamental IndexPLUS™ TR Fund	3,954	(3,555)	399
Global Bond Fund (Unhedged)	17,749	(29,855)	(12,106)
Global Bond Fund (U.S. Dollar-Hedged)	3,496	(6,128)	(2,632)
GNMA Fund	232	(4,426)	(4,194)
High Yield Fund	115,863	(142,675)	(26,812)
International StocksPLUS® TR Strategy Fund	1,446	(6,678)	(5,232)
Investment Grade Corporate Bond Fund	259	(1,744)	(1,485)
Japanese StocksPLUS® TR Strategy Fund	19	(700)	(681)
Long-Term U.S. Government Fund	3,246	(69,493)	(66,247)
Low Duration Fund	36,548	(150,382)	(113,834)
Low Duration Fund II	501	(4,093)	(3,592)
Low Duration Fund III	480	(913)	(433)
Moderate Duration Fund	10,984	(41,856)	(30,872)
Money Market Fund	0	0	0
Municipal Bond Fund	10,123	(4,442)	5,681
New York Municipal Bond Fund	316	(581)	(265)
Real Return Asset Fund	14,651	(108,368)	(93,717)
Real Return Fund	170,911	(406,961)	(236,050)
RealEstateRealReturn Strategy Fund	3,022	(6,434)	(3,412)
Short Duration Municipal Income Fund	1,026	(5,166)	(4,140)
Short-Term Fund	10,613	(10,722)	(109)
Small Cap StocksPLUS® TR Fund	12	(11)	1
StocksPLUS® Fund	4,441	(6,894)	(2,453)
StocksPLUS® Total Return Fund	624	(5,570)	(4,946)
StocksPLUS® TR Short Strategy Fund	829	(1,431)	(602)
Total Return Fund	647,400	(1,848,463)	(1,201,063)
Total Return Fund II	6,994	(50,108)	(43,114)
Total Return Fund III	9,774	(37,310)	(27,536)
Total Return Mortgage Fund	436	(10,256)	(9,820)
Asset-Backed Securities Portfolio	1,331	(5,244)	(3,913)
Developing Local Markets Portfolio	108	(365)	(257)
Emerging Markets Portfolio	25,958	(7,494)	18,464
High Yield Portfolio	2,994	(5,525)	(2,531)
International Portfolio	99,559	(2,178)	97,381
Investment Grade Corporate Portfolio	23,550	(23,949)	(399)
Mortgage Portfolio	15,791	(332,079)	(316,288)
Municipal Sector Portfolio	7,440	(6,438)	1,002
Real Return Portfolio	6,877	(35,975)	(29,098)
Short-Term Portfolio	784	(6,081)	(5,297)
Short-Term Portfolio II	3,554	(1,172)	2,382
U.S. Government Sector Portfolio	6,553	(90,498)	(83,945)

2. Non-U.S. Currency symbols utilized throughout reports are defined as follows:

ARS	–	Argentine Peso
AUD	–	Australian Dollar
BRL	–	Brazilian Real
CAD	–	Canadian Dollar
CHF	–	Swiss Franc
CLP	–	Chilean Peso
CNY	–	Chinese Yuan Renminbi
COP	–	Colombian Peso
CZK	–	Czech Koruna
DKK	–	Danish Krone
EGP	–	Egyptian Pound
EUR	–	Euro
GBP	–	British Pound
HKD	–	Hong Kong Dollar
HUF	–	Hungarian Forint
IDR	–	Indonesian Rupiah
ILS	–	Israeli Shekel
INR	–	Indian Rupee
JPY	–	Japanese Yen
KRW	–	South Korean Won
MXN	–	Mexican Peso
MYR	–	Malaysian Ringgit
NOK	–	Norwegian Krone
NZD	–	New Zealand Dollar
PEN	–	Peruvian New Sol
PLN	–	Polish Zloty
RUB	–	Russian Ruble
SEK	–	Swedish Krona
SGD	–	Singapore Dollar
SKK	–	Slovakian Koruna
THB	–	Thai Baht
TRL	–	Turkish Lira
TWD	–	Taiwan Dollar
UAH	–	Ukrainian Hryvnia
ZAR	–	South African Rand

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) as of a date within 90 days of the filing of this report on Form N-Q, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant in the reports that it files or submits on Form N-Q is recorded, processed, summarized, and reported within the five periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Funds

By:	/s/ ERNEST L. SCHMIDER
Ernest L. Schmider
President, Principal Executive Officer

Date:	August 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ ERNEST L. SCHMIDER
Ernest L. Schmider
President, Principal Executive Officer

Date:	August 28, 2006

By:	/s/ JOHN P. HARDAWAY
John P. Hardaway
Treasurer, Principal Financial Officer

Date:	August 28, 2006